UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	3/31/2009

Item 1. Schedule of Investments
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.7%

AFFILIATED MUTUAL FUNDS(w) — 63.2%
AST AllianceBernstein Growth & Income Portfolio	1,750,068	$19,688,262
AST Cohen & Steers Realty Portfolio	32,026,877	82,309,074
AST DeAM Large-Cap Value Portfolio	9,169,973	50,343,150
AST Federated Aggressive Growth Portfolio	2,216,212	10,438,359
AST Global Real Estate Portfolio	22,436,758	93,561,280
AST High Yield Portfolio	22,733,628	120,715,564
AST International Growth Portfolio	23,391,204	163,036,695
AST International Value Portfolio	15,835,958	155,825,826
AST Large-Cap Value Portfolio	6,411,564	55,844,724
AST Marsico Capital Growth Portfolio	5,263,212	60,684,829
AST MFS Growth Portfolio	6,423,946	41,884,126
AST Mid-Cap Value Portfolio	5,047,976	31,802,251
AST Money Market Portfolio	125,727	125,727
AST Neuberger Berman Mid-Cap Growth Portfolio*	2,841,344	34,493,917
AST Parametric Emerging Markets Equity Portfolio*	27,188,547	126,698,629
AST PIMCO Total Return Bond Portfolio	19,344,769	220,723,813
AST QMA US Equity Alpha Portfolio	9,212,750	64,949,886
AST Small-Cap Growth Portfolio*	1,023,052	10,261,209
AST Small-Cap Value Portfolio	2,496,264	18,047,991
AST T. Rowe Price Large-Cap Growth Portfolio	5,944,986	41,971,603
AST T. Rowe Price Natural Resources Portfolio	1,971,504	33,890,161
AST Western Asset Core Plus Bond Portfolio	5,805,816	55,213,311

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,087,420,399)		1,492,510,387

MUTUAL FUNDS — 1.6%
Alpha Hedged Strategies Fund	548,105	4,801,401
Calamos Market Neutral Income Fund	591,011	5,868,742
Forum Funds — Absolute Strategies Fund	665,771	5,852,129
Gateway Fund	244,252	5,478,568
Hussman Strategic Growth Fund	328,171	4,295,763
Ivy Asset Strategy Fund	284,783	5,356,769
Merger Fund (The)	464,938	6,825,288

TOTAL MUTUAL FUNDS (cost $47,081,462)		38,478,660

COMMON STOCKS — 4.4%
Advertising
Harte-Hanks, Inc.	5,200	27,820

Aerospace & Defense
Argon St, Inc.*	4,200	79,674
General Dynamics Corp.	4,100	170,519
Northrop Grumman Corp.	4,200	183,288
Raytheon Co.	4,100	159,654
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	9,700	96,709

		689,844

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	20,900	953,249
Expeditors International of Washington, Inc.	43,200	1,222,128
UTi Worldwide, Inc. (British Virgin Islands)	65,100	777,945

		2,953,322

Airlines
Alaska Air Group, Inc.*	2,800	49,196
Allegiant Travel Co.*	5,000	227,300

		276,496

Auto Parts & Equipment
Titan International, Inc.	10,500	52,815

Beverages
Coca-Cola Co. (The)	1,700	74,715
Coca-Cola Enterprises, Inc.	16,700	220,273
Peet’s Coffee & Tea, Inc.*	2,200	47,564
PepsiAmericas, Inc.	12,500	215,625

		558,177

Biotechnology
Amgen, Inc.*	2,800	138,656
Biogen Idec, Inc.*	4,100	214,922
Charles River Laboratories International, Inc.*	700	19,047
Cubist Pharmaceuticals, Inc.*	5,200	85,072
Enzon Pharmaceuticals, Inc.*	16,500	100,155
Martek Biosciences Corp.	8,100	147,825
Medicis Pharmaceutical Corp. (Class A Stock)	7,100	87,827
Millipore Corp.*	600	34,446
Myriad Genetics, Inc.*	2,600	118,222

		946,172

Building Materials
AAON, Inc.	5,100	92,412
NCI Building Systems, Inc.*	9,300	20,646

		113,058

Chemicals — 0.1%
Airgas, Inc.	5,700	192,717
Ashland, Inc.	1,400	14,462
Cabot Corp.	1,200	12,612
Celanese Corp. (Class A Stock)	4,000	53,480
CF Industries Holdings, Inc.	1,700	120,921
Dow Chemical Co. (The)	10,200	85,986
Eastman Chemical Co.	2,300	61,640
Innophos Holdings, Inc.	2,800	31,584
Intrepid Potash, Inc.*	9,300	171,585
Mosaic Co. (The)	4,500	188,910
NewMarket Corp.	1,200	53,160
Olin Corp.	4,000	57,080
OM Group, Inc.*	6,700	129,444
Polypore International, Inc.*	3,500	14,070
Rockwood Holdings, Inc.*	19,400	154,036
Terra Industries, Inc.	2,800	78,652

		1,420,339

Clothing & Apparel
Coach, Inc.*	12,100	202,070
Polo Ralph Lauren Corp.	1,200	50,700

		252,770

Commercial Banks
Ameris Bancorp.	1,900	8,949
Bank of Hawaii Corp.	3,100	102,238
Central Pacific Financial Corp.	12,800	71,680
First Midwest Bancorp, Inc.	10,200	87,618
Morgan Stanley	2,200	50,094
Pacific Capital Bancorp	2,600	17,602
Sun Bancorp, Inc.*	700	3,633
Susquehanna Bancshares, Inc.	2,500	23,325
Webster Financial Corp.	1,000	4,250
Wells Fargo & Co.	500	7,120
Wilmington Trust Corp.	1,300	12,597

		389,106

Commercial Services & Supplies — 0.3%
Accenture Ltd. (Class A Stock) (Bermuda)	7,100	195,179
Albany Molecular Research, Inc.*	11,300	106,559
AMN Healthcare Services, Inc.*	11,900	60,690
Apollo Group, Inc. (Class A Stock)*	2,800	219,324
BFI Canada Ltd. (Canada)	144,900	1,075,717
Brink’s Home Security Holdings, Inc.*	2,900	65,540
Capella Education Co.*	1,400	74,200
Career Education Corp.*	3,100	74,276
CDI Corp.	3,000	29,160
Convergys Corp.*	14,700	118,776
Corporate Executive Board Co. (The)	10,200	147,900
CRA International, Inc.*	4,400	83,072
Deluxe Corp.	16,900	162,747
EnergySolutions, Inc.	85,300	737,845
Equifax, Inc.	4,800	117,360
Grand Canyon Education, Inc.*	12,500	215,750
H&E Equipment Services, Inc.*	3,300	21,615
H&R Block, Inc.	8,400	152,796
Hewitt Associates, Inc. (Class A Stock)*	500	14,880
ITT Educational Services, Inc.*	1,800	218,556
Kenexa Corp.*	6,600	35,574
Lincoln Educational Services Corp.*	1,200	21,984
M&F Worldwide Corp.*	2,800	32,788
Monster Worldwide, Inc.*	2,700	22,005
PHH Corp.*	5,800	81,490
Pre-Paid Legal Services, Inc.*	300	8,709
Rent-A-Center, Inc.*	10,000	193,700
Republic Services, Inc.	110,220	1,890,273
RR Donnelley & Sons Co.	16,300	119,479
Service Corp. International	4,500	15,705
Shanks Group PLC (United Kingdom)	405,823	324,628
Steiner Leisure Ltd.*	700	17,087
United Rentals, Inc.*	6,500	27,365
VistaPrint Ltd. (Bermuda)*	700	19,243
Waste Management, Inc.	35,900	919,040
Weight Watchers International, Inc.	700	12,985

		7,633,997

Computer Services & Software — 0.1%
Adobe Systems, Inc.*	8,100	173,259
American Reprographics Co.*	5,900	20,886
Computer Programs & Systems, Inc.	6,200	206,274
DivX, Inc.*	2,800	14,084
DST Systems, Inc.*	500	17,310
IHS, Inc. (Class A Stock)*	2,700	111,186
JDA Software Group, Inc.*	4,600	53,130
Metavante Technologies, Inc.*	8,000	159,680
NetScout Systems, Inc.*	14,100	100,956
Parametric Technology Corp.*	5,500	54,890
Red Hat, Inc.*	11,900	212,296
SPSS, Inc.*	7,500	213,225
Symantec Corp.*	14,500	216,630
SYNNEX Corp.*	4,000	78,680
Synopsys, Inc.*	9,000	186,570
Syntel, Inc.	8,700	179,046

		1,998,102

Computers & Peripherals
Dell, Inc.*	15,100	143,148
Hewlett-Packard Co.	4,200	134,652
Lexmark International, Inc. (Class A Stock)*	1,500	25,305
Multi-Fineline Electronix, Inc.*	9,300	156,612
NCI, Inc. (Class A Stock)*	2,900	75,400
NCR Corp.*	900	7,155
NetApp, Inc.*	10,500	155,820
Radisys Corp.*	4,800	29,088
Synaptics, Inc.*	8,900	238,164

		965,344

Consumer Products & Services
American Greetings Corp. (Class A Stock)	14,300	72,358
Blyth, Inc.	7,900	206,427
Colgate-Palmolive Co.	2,400	141,552
Jarden Corp.*	15,300	193,851
Kimberly-Clark Corp.	1,800	82,998
Prestige Brands Holdings, Inc.*	1,600	8,288
Procter & Gamble Co.	2,500	117,725

		823,199

Containers & Packaging
AEP Industries, Inc.*	2,600	39,702
Ball Corp.	2,200	95,480
Bway Holding Co.*	4,000	31,560
Owens-Illinois, Inc.*	5,800	83,752

		250,494

Distribution/Wholesale
Beacon Roofing Supply, Inc.*	10,000	133,900
Core-Mark Holding Co., Inc.*	1,800	32,796
FGX International Holdings Ltd. (Virgin Islands)*	3,400	39,508
WESCO International, Inc.*	11,400	206,568

		412,772

Diversified Financial Services
Ameriprise Financial, Inc.	5,200	106,548
Discover Financial Services	15,700	99,067
JPMorgan Chase & Co.	3,100	82,398
LaBranche & Co., Inc.*	17,700	66,198
MasterCard, Inc. (Class A Stock)	700	117,236
optionsXpress Holdings, Inc.	4,600	52,302

PNC Financial Services Group, Inc.	1,500	43,935
Visa, Inc. (Class A Stock)	3,600	200,160
World Acceptance Corp.*	5,900	100,890

		868,734

Diversified Telecommunication Services — 0.3%
Alaska Communications Systems Group, Inc.	139,300	933,310
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	79,520	1,449,650
France Telecom SA (France)	30,456	693,957
Iliad SA (France)	14,761	1,376,728
Koninklijke KPN NV (Netherlands)	44,700	597,449
Telefonica SA (Spain)	54,300	1,083,590

		6,134,684

Electric — 0.1%
Ameren Corp.	4,600	106,674
DTE Energy Co.	4,500	124,650
El Paso Electric Co.*	14,000	197,260
Exelon Corp.	600	27,234
FirstEnergy Corp.	3,000	115,800
Hawaiian Electric Industries, Inc.	2,400	32,976
Integrys Energy Group, Inc.	6,600	171,864
Mirant Corp.*	18,500	210,900
NRG Energy, Inc.*	4,300	75,680
Pepco Holdings, Inc.	1,100	13,728
Portland General Electric Co.	2,200	38,698
Public Service Enterprise Group, Inc.	3,400	100,198
TECO Energy, Inc.	4,000	44,600

		1,260,262

Electric Utilities — 0.5%
American Electric Power Co., Inc.	41,000	1,035,660
CEZ A/S (Czech Republic)	24,300	867,162
Cia Energetica de Minas Gerais, ADR (Brazil)	98,400	1,454,352
E.ON AG (Germany)	14,658	407,215
Edison International	32,600	939,206
Enersis SA, ADR (Chile)	116,400	1,757,640
Entergy Corp.	20,600	1,402,654
IBERDROLA SA (Spain)	99,195	695,856
PPL Corp.	55,900	1,604,889
Progress Energy, Inc.	28,200	1,022,532
Terna Rete Elettrica Nazionale SpA (Italy)	217,600	677,949

		11,865,115

Electrical Equipment
Areva SA (France)	1,527	636,347
Emerson Electric Co.	4,900	140,042
Sunpower Corp.*	2,404	47,599

		823,988

Electronic Components & Equipment — 0.1%
American Science & Engineering, Inc.	2,800	156,240
Avnet, Inc.*	2,900	50,779
Belden, Inc.	2,800	35,028
Daktronics, Inc.	19,500	127,725
Dionex Corp.*	4,200	198,450
Dolby Laboratories, Inc. (Class A Stock)*	700	23,877
DTS, Inc.*	4,300	103,458
Mettler-Toledo International, Inc.*	3,300	169,389
NVE Corp.*	6,700	193,027
Rogers Corp.*	600	11,328
Thomas & Betts Corp.*	8,400	210,168
Tyco Electronics Ltd. (Bermuda)	2,900	32,016

		1,311,485

Energy Equipment & Services
First Solar, Inc.*	5,900	782,930

Engineering/Construction — 0.1%
Bouygues SA (France)	18,210	651,299
Chicago Bridge & Iron Co. NV (Netherlands)	39,900	250,173
EMCOR Group, Inc.*	2,500	42,925
Fluor Corp.	15,400	532,070
Jacobs Engineering Group, Inc.*	5,100	197,166
KBR, Inc.	5,400	74,574
Michael Baker Corp.*	2,400	62,400
Vinci SA (France)	32,581	1,210,095

		3,020,702

Entertainment & Leisure
Ambassadors Group, Inc.	1,700	13,804
WMS Industries, Inc.*	6,100	127,551

		141,355

Environmental Control
Nalco Holding Co.	17,800	232,646
Stericycle, Inc.*	4,400	210,012
Waste Services, Inc.*	4,700	20,116

		462,774

Farming & Agriculture
Bunge Ltd.	3,700	209,605

Financial — Bank & Trust
Bank of America Corp.	10,300	70,246
Goldman Sachs Group, Inc. (The)	1,000	106,020

		176,266

Foods — 0.1%
Chiquita Brands International, Inc.*	6,300	41,769
ConAgra Foods, Inc.	13,000	219,310
Del Monte Foods Co.	3,400	24,786
Diamond Foods, Inc.	1,200	33,516
General Mills, Inc.	1,500	74,820
Kroger Co. (The)	6,100	129,442
Lifeway Foods, Inc.*	1,100	8,800
Nash-Finch Co.	1,000	28,090
Safeway, Inc.	10,300	207,957
Sara Lee Corp.	1,000	8,080
Smart Balance, Inc.*	13,300	80,332
Smithfield Foods, Inc.*	3,900	36,894
Spartan Stores, Inc.	500	7,705
SUPERVALU, Inc.	12,300	175,644

		1,077,145

Gas Utilities — 0.1%
Enagas (Spain)	47,396	671,895
EQT Corp.	20,100	629,733
ONEOK, Inc.	38,000	859,940

Snam Rete Gas SpA (Italy)	195,840	1,051,183

		3,212,751

Healthcare Products — 0.1%
American Medical Systems Holdings, Inc.*	19,000	211,850
Cantel Medical Corp.*	1,300	16,731
CryoLife, Inc.*	6,000	31,080
Cyberonics, Inc.*	1,600	21,232
Gen-Probe, Inc.*	3,900	177,762
Invacare Corp.	2,700	43,281
Inverness Medical Innovations, Inc.*	2,600	69,238
Masimo Corp.*	2,300	66,654
ResMed, Inc.*	3,400	120,156
Somanetics Corp.*	9,300	141,174
STERIS Corp.	3,800	88,464
Synovis Life Technologies, Inc.*	8,200	113,488
Techne Corp.	300	16,413
Varian Medical Systems, Inc.*	900	27,396
Vnus Medical Technologies, Inc.*	10,000	212,700

		1,357,619

Healthcare Providers & Services — 0.1%
AMERIGROUP Corp.*	3,800	104,652
CIGNA Corp.	1,500	26,385
Community Health Systems, Inc.*	1,900	29,146
Covance, Inc.*	800	28,504
Coventry Health Care, Inc.*	13,800	178,572
Health Net, Inc.*	3,300	47,784
HealthSouth Corp.*	1,000	8,880
Hill-Rom Holdings, Inc.	10,900	107,801
Humana, Inc.*	5,300	138,224
Kindred Healthcare, Inc.*	8,200	122,590
Life Sciences Research, Inc.*	3,300	23,661
LifePoint Hospitals, Inc.*	4,000	83,440
MedCath Corp.*	5,200	37,804
National Healthcare Corp.	700	28,105
Quest Diagnostics, Inc.	900	42,732
UnitedHealth Group, Inc.	2,700	56,511
WellPoint, Inc.*	1,000	37,970

		1,102,761

Hotels, Restaurants & Leisure — 0.1%
Ameristar Casinos, Inc.	16,000	201,280
Boyd Gaming Corp.	800	2,984
California Pizza Kitchen, Inc.*	15,600	204,048
International Speedway Corp. (Class A Stock)	4,000	88,240
Jack in the Box, Inc.*	9,300	216,597
Panera Bread Co. (Class A Stock)*	3,800	212,420
Royal Caribbean Cruises Ltd.	12,000	96,120
Wendy’s / Arby’s Group, Inc. (Class A Stock)	4,600	23,138

		1,044,827

Household Durables
Stanley Works (The)	700	20,384

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)*	216,800	1,259,608
Babcock & Brown Wind Partners (Australia)	1,767,239	1,159,018
Constellation Energy Group, Inc.	41,600	859,456
International Power PLC (United Kingdom)	155,447	469,504
MPX Energia SA (Brazil)*	3,900	336,226
Tractebel Energia SA (Brazil)	133,600	985,406

		5,069,218

Insurance — 0.1%
Aflac, Inc.	5,500	106,480
Allied World Assurance Co. Holdings Ltd. (Bermuda)	2,900	110,287
Allstate Corp. (The)	4,200	80,430
American Financial Group, Inc.	6,600	105,930
American Physicians Capital, Inc.	2,300	94,116
Aspen Insurance Holdings Ltd. (Bermuda)	800	17,968
AXIS Capital Holdings Ltd. (Bermuda)	4,400	99,176
CNA Financial Corp.	5,500	50,380
Delphi Financial Group, Inc. (Class A Stock)	5,000	67,300
Endurance Specialty Holdings Ltd. (Bermuda)	4,100	102,254
Hartford Financial Services Group, Inc. (The)	2,900	22,765
IPC Holdings Ltd. (Bermuda)	3,900	105,456
Lincoln National Corp.	6,200	41,478
OneBeacon Insurance Group Ltd. (Bermuda)	800	7,728
PartnerRe Ltd. (Bermuda)	1,400	86,898
Platinum Underwriters Holdings Ltd. (Bermuda)	3,700	104,932
Principal Financial Group, Inc.	3,700	30,266
Protective Life Corp.	7,000	36,750
Reinsurance Group of America, Inc.	1,600	51,824
SeaBright Insurance Holdings, Inc.*	6,100	63,806
StanCorp Financial Group, Inc.	4,700	107,066
Transatlantic Holdings, Inc.	3,100	110,577
Unum Group	8,400	105,000

		1,708,867

Internet Software & Services — 0.1%
Avocent Corp.*	6,800	82,552
EarthLink, Inc.*	30,000	197,100
F5 Networks, Inc.*	9,400	196,930
Keynote Systems, Inc.*	6,200	49,166
Overstock.com, Inc.*	9,200	84,180
PC-Tel, Inc.	11,500	49,450
RightNow Technologies, Inc.*	8,400	63,588
S1 Corp.*	14,500	74,675
Shutterfly, Inc.*	1,200	11,244
TIBCO Software, Inc.*	800	4,696
ValueClick, Inc.*	26,800	228,068

		1,041,649

Investment Companies
Ares Capital Corp.	2,200	10,648
Fifth Street Finance Corp.	3,000	23,220
Hercules Technology Growth Capital, Inc.	5,277	26,384
Medallion Financial Corp.	1,300	9,633
MVC Capital, Inc.	6,900	58,029
NGP Capital Resources Co.	2,000	9,940
Prospect Capital Corp.	2,500	21,300

		159,154

Machinery
China South Locomotive and Rolling Stock Corp. (China)*	740,600	338,337

Machinery & Equipment — 0.1%
AGCO Corp.*	10,100	197,960
Bucyrus International, Inc.	3,200	48,576
Cognex Corp.	10,500	140,175
Colfax Corp.*	2,500	17,175
Columbus McKinnon Corp.*	7,700	67,144
Cummins, Inc.	5,800	147,610
Dynamic Materials Corp.	4,900	44,884
EnPro Industries, Inc.*	9,100	155,610
Gardner Denver, Inc.*	2,500	54,350
Terex Corp.*	15,600	144,300

		1,017,784

Manufacturing
Actuant Corp. (Class A Stock)	12,900	133,257
Acuity Brands, Inc.	3,600	81,144
Blount International, Inc.*	6,500	30,030
General Electric Co.	20,300	205,233
ITT Corp.	1,100	42,317
Leggett & Platt, Inc.	15,800	205,242
Trinity Industries, Inc.	21,700	198,338

		895,561

Media
CBS Corp. (Class B Stock)	7,200	27,648
DIRECTV Group, Inc. (The)*	4,100	93,439
DISH Network Corp. (Class A Stock)*	18,800	208,868
Liberty Media Corp. — Entertainment (Class A Stock)*	10,900	217,455
Meredith Corp.	5,200	86,528

		633,938

Metals & Mining — 0.1%
A.M. Castle & Co.	700	6,244
AK Steel Holding Corp.	2,900	20,648
Cliffs Natural Resources, Inc.	1,800	32,688
Commercial Metals Co.	5,100	58,905
Compass Minerals International, Inc.	700	39,459
James River Coal Co.*	2,100	25,914
Ladish Co., Inc.*	2,700	19,602
Massey Energy Co.	2,200	22,264
Newmont Mining Corp.	3,000	134,280
Olympic Steel, Inc.	3,300	50,061
Peabody Energy Corp.	8,100	202,824
Reliance Steel & Aluminum Co.	7,600	200,108
RTI International Metals, Inc.*	900	10,530
Steel Dynamics, Inc.	7,900	69,599
Sun Hydraulics Corp.	2,300	33,603
United States Steel Corp.	1,900	40,147
Valmont Industries, Inc.	1,400	70,294

		1,037,170

Multi-Utilities — 0.3%
Centrica PLC (United Kingdom)	288,500	942,777
CMS Energy Corp.	74,200	878,528
Dominion Resources, Inc.	20,200	625,998
GDF Suez (France)	19,300	662,847
Hera SpA (Italy)	420,741	692,598
NiSource, Inc.	84,500	828,100
RWE AG (Germany)	10,624	745,418
Sempra Energy	31,100	1,438,064
Xcel Energy, Inc.	38,400	715,392

		7,529,722

Office Equipment & Supplies
Steelcase, Inc. (Class A Stock)	600	3,006
Xerox Corp.	18,300	83,265

		86,271

Oil, Gas & Consumable Fuels — 0.3%
Atmos Energy Corp.	1,500	34,680
ATP Oil & Gas Corp.*	2,700	13,851
Berry Petroleum Co. (Class A Stock)	18,600	203,856
Cal Dive International, Inc.*	1,100	7,447
CenterPoint Energy, Inc.	17,000	177,310
Cimarex Energy Co.	1,800	33,084
Complete Production Services, Inc.*	3,600	11,088
Delek US Holdings, Inc.	2,300	23,828
Diamond Offshore Drilling, Inc.	3,400	213,724
Dresser-Rand Group, Inc.*	5,400	119,340
Enbridge, Inc. (Canada)	26,900	774,720
Energen Corp.	7,100	206,823
Energy Transfer Equity LP	55,500	1,172,715
ENSCO International, Inc.	6,300	166,320
Forest Oil Corp.*	2,400	31,560
Helix Energy Solutions Group, Inc.*	8,200	42,148
Matrix Service Co.*	20,100	165,222
Murphy Oil Corp.	2,600	116,402
Noble Corp.	8,500	204,765
Oil States International, Inc.*	6,600	88,572
Petroleum Development Corp.*	1,400	16,534
Pioneer Drilling Co.*	1,400	4,592
Plains All American Pipeline LP	18,900	694,764
Regency Energy Partners LP	65,000	811,200
SEACOR Holdings, Inc.*	3,400	198,254
SemGroup Energy Partners LP	112,600	365,950
Southwestern Energy Co.*	6,900	204,861
Sunoco, Inc.	2,200	58,256
Superior Energy Services, Inc.*	12,500	161,125
Swift Energy Co.*	8,500	62,050
UGI Corp.	1,400	33,054
Unit Corp.*	1,400	29,288
Valero Energy Corp.	8,400	150,360
Western Refining, Inc.	15,900	189,846
Willbros Group, Inc.*	14,600	141,620
Williams Cos., Inc.	62,300	708,974
Williams Partners LP	31,700	353,772
World Fuel Services Corp.	1,800	56,934

		8,048,889

Pharmaceuticals — 0.1%
Allergan, Inc.	3,100	148,056
Cephalon, Inc.*	2,900	197,490
Eli Lilly & Co.	3,700	123,617
Express Scripts, Inc.*	4,200	193,914
Forest Laboratories, Inc.*	5,700	125,172
Isis Pharmaceuticals, Inc.*	7,700	115,577
Medco Health Solutions, Inc.*	1,300	53,742
Medicines Co. (The)*	15,900	172,356
PharMerica Corp.*	1,000	16,640
Viropharma, Inc.*	3,000	15,750
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	16,000	168,320

		1,330,634

Real Estate Investment Trusts — 0.1%
Annaly Capital Management, Inc.	2,000	27,740
Apartment Investment & Management Co. (Class A Stock)	19,405	106,339
Brandywine Realty Trust	6,600	18,810
Colonial Properties Trust	4,100	15,621
Duke Realty Corp.	3,800	20,900
First Potomac Realty Trust	6,600	48,510
Hospitality Properties Trust	9,200	110,400
Host Hotels & Resorts, Inc.	8,900	34,888
Kilroy Realty Corp.	900	15,471
LaSalle Hotel Properties	16,900	98,696
Mack-Cali Realty Corp.	5,600	110,936
Parkway Properties, Inc.	7,500	77,250
Pennsylvania Real Estate Investment Trust	3,600	12,780
ProLogis	16,400	106,600
Ramco-Gershenson Properties Trust	3,200	20,640
SL Green Realty Corp.	9,300	100,440
Weingarten Realty Investors	11,100	105,672
Winthrop Realty Trust	3,300	22,803

		1,054,496

Retail & Merchandising — 0.1%
99 Cents Only Stores*	5,900	54,516
Aeropostale, Inc.*	8,300	220,448
America’s Car-Mart, Inc.*	1,300	17,667
American Eagle Outfitters, Inc.	12,100	148,104
AnnTaylor Stores Corp.*	4,500	23,400
Big Lots, Inc.*	10,000	207,800
Cabela`s, Inc. (Class A Stock)*	5,900	53,749
Citi Trends, Inc.*	3,400	77,826
Dollar Tree, Inc.*	900	40,095
GameStop Corp. (Class A Stock)*	4,900	137,298
Genesco, Inc.*	8,800	165,704
Gymboree Corp.*	8,800	187,880
hhgregg, Inc.*	700	9,905
Pantry, Inc. (The)*	10,100	177,861
PetMed Express, Inc.*	13,000	214,240
Phillips-Van Heusen Corp.	8,200	185,976
Ross Stores, Inc.	6,100	218,868
Tractor Supply Co.*	6,000	216,360

		2,357,697

Road & Rail — 0.1%
Burlington Northern Santa Fe Corp.	6,200	372,930
Union Pacific Corp.	31,100	1,278,521

		1,651,451

Savings & Loan
Astoria Financial Corp.	1,500	13,785
First Financial Holdings, Inc.	2,400	18,360
Washington Federal, Inc.	2,700	35,883

		68,028

Semiconductors — 0.1%
Analog Devices, Inc.	11,000	211,970
Broadcom Corp. (Class A Stock)*	6,000	119,880
Cree, Inc.*	600	14,118
Integrated Device Technology, Inc.*	29,900	136,045
Intel Corp.	1,400	21,070
Intersil Corp. (Class A Stock)	14,700	169,050
Marvell Technology Group Ltd. (Bermuda)*	13,000	119,080
Micrel, Inc.	29,200	205,568
Microchip Technology, Inc.	5,800	122,902
National Semiconductor Corp.	18,500	189,995
Netlogic Microsystems, Inc.*	1,000	27,480
Semtech Corp.*	8,500	113,475
Silicon Laboratories, Inc.*	8,100	213,840
Skyworks Solutions, Inc.*	7,500	60,450
Supertex, Inc.*	3,200	73,920
Techwell, Inc.*	2,500	15,775
Tessera Technologies, Inc.*	600	8,022
Volterra Semiconductor Corp.*	6,100	51,484
Xilinx, Inc.	11,000	210,760

		2,084,884

Software
Acxiom Corp.	11,900	88,060
Interactive Intelligence, Inc.*	4,200	38,052
McAfee, Inc.*	2,300	77,050
Microsoft Corp.	4,000	73,480
MicroStrategy, Inc. (Class A Stock)*	3,900	133,341
Wind River Systems, Inc.*	3,700	23,680

		433,663

Specialty Retail
Buckle, Inc. (The)	5,800	185,194
Charlotte Russe Holding, Inc.*	16,000	130,400
Monro Muffler Brake, Inc.	5,000	136,650

		452,244

Telecommunications — 0.1%
BigBand Networks, Inc.*	8,300	54,365
CenturyTel, Inc.	1,600	44,992
CPI International, Inc.*	1,600	15,040
Harris Corp.	5,300	153,382
InterDigital, Inc.*	6,600	170,412
IPCS, Inc.*	5,000	48,550
Juniper Networks, Inc.*	2,400	36,144
MetroPCS Communications, Inc.*	1,100	18,788
NTELOS Holdings Corp.	2,800	50,792
Switch & Data Facilities Co., Inc.*	5,100	44,727
United States Cellular Corp.*	1,800	60,012
USA Mobility, Inc.	6,400	58,944
Verizon Communications, Inc.	6,200	187,240
Windstream Corp.	23,200	186,992

		1,130,380

Tobacco
Reynolds American, Inc.	2,300	82,432

Trading Companies & Distributors
Aircastle Ltd.	43,238	201,057

Transportation
Dynamex, Inc.*	6,100	79,788
International Shipholding Corp.	700	13,769
Norfolk Southern Corp.	5,800	195,750
Overseas Shipholding Group, Inc.	5,700	129,219
Ryder System, Inc.	7,500	212,325
Tidewater, Inc.	4,500	167,085

		797,936

Transportation Infrastructure — 0.2%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	43,600	730,300
Atlantia SpA (Italy)	93,212	1,409,320
Brisa (Portugal)	112,649	778,262
Cia de Concessoes Rodoviarias (Brazil)	75,100	685,361
Hamburger Hafen und Logistik AG (Germany)	26,811	662,554

		4,265,797

Water
American Water Works Co., Inc.	10,800	207,792
Connecticut Water Service, Inc.	1,100	22,308
Middlesex Water Co.	2,800	40,320

		270,420

Water Utilities
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	72,100	613,848

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Class L Stock), ADR (Mexico)	24,000	649,920
Crown Castle International Corp.*	68,900	1,406,249
Leap Wireless International, Inc.*	24,500	854,315
NII Holdings, Inc.*	45,600	684,000
SBA Communications Corp. (Class A Stock)*	54,800	1,276,840

		4,871,324

TOTAL COMMON STOCKS (cost $159,528,947)		103,870,065

EXCHANGE TRADED FUNDS — 4.0%
iShares Barclays 20+ Year Treasury Bond Fund	32,700	3,456,717
iShares Barclays Aggregate Bond Fund	113,900	11,557,433
iShares Barclays MBS Bond Fund	32,800	3,474,832
iShares Barclays TIPS Bond Fund	58,400	6,000,600
iShares FTSE/ Xinhua China 25 Index Fund	105,400	3,006,008
IShares IBoxx $ High Yield Corporate Bond Fund	86,400	5,857,920
IShares IBoxx Investment Grade Corporate Bond Fund	223,000	20,988,760
iShares MSCI EAFE Index Fund	322,000	12,103,980
iShares MSCI Emerging Markets Index Fund	129,100	3,202,971
iShares S&P Global 100 Index Fund	206,221	8,712,837
iShares S&P National Municipal Bond Fund	58,000	5,782,020
SPDR Gold Trust*	124,900	11,275,972

TOTAL EXCHANGE TRADED FUNDS (cost $104,574,309)		95,420,050

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#
U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
3.50%	02/15/39			$1,100	1,086,943
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.625%	01/15/18			100	101,843
1.75%	01/15/28			25,400	24,508,254
1.875%	07/15/13			9,900	11,664,044
2.00%	04/15/12-01/15/16			36,500	40,998,212
2.375%	01/15/25			12,500	14,546,608
2.625%	07/15/17			16,200	17,919,586

TOTAL U.S. TREASURY OBLIGATIONS (cost $107,088,925)					110,825,490

		Moody’s
		Ratings†
CORPORATE BONDS — 1.8%
Building Materials
C8 Capital SPV Ltd.,
Notes (Mexico)
6.64%(c)	12/29/49	CCC(d)		750	255,037

Commercial Banks — 0.4%
American Express Centurion Bank,
Sr. Unsec’d. Notes
0.583%(c)	03/23/10	A1		300	281,401
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand) (original cost $696,556; purchased 08/06/08)(f)(g)
6.20%	07/19/13	Aa2		700	674,987
Banque Centrale de Tunisie,
Unsub. Notes (Tunisia)
7.375%	04/25/12	Baa2		250	257,188
Compagnie de Financement Foncier,
Covered Bond, MTN (France)
0.60%	03/23/10	Aaa	JPY	21,000	207,803
Depfa ACS Bank,
Covered Bond, MTN (Ireland)
1.65%	12/20/16	Aa2	JPY	160,000	1,030,975
European Investment Bank,
Sr. Unsec’d. Notes, MTN (SNAT)
4.75%	10/15/17	Aaa	EUR	1,300	1,846,229
Kreditanstalt Fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds, MTN (Germany)
4.375%	07/04/18	Aaa	EUR	900	1,239,555
RSHB Capital SA for OJSC Russian Agricultural Bank,
Sr. Sec’d. Notes (Luxembourg)
7.175%	05/16/13	Baa1		2,000	1,636,100
VTB Capital SA,
Sr. Sec’d. Notes (Luxembourg)
6.609%	10/31/12	Baa1		2,000	1,604,200

					8,778,438

Diversified Financial Services — 0.2%
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.90%(c)	04/29/49	A2		800	514,112
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2		100	78,209
Sr. Unsub. Notes, MTN

2.148%	05/30/14	A2	EUR	500	437,244
2.239%(c)	02/08/10	A2	EUR	500	612,312
Morgan Stanley,
Sub. Notes
4.75%	04/01/14	A3		1,100	899,335
SLM Corp.,
Sr. Unsec’d. Notes, MTN
4.50%	07/26/10	Baa2		100	75,000
TransCapitalInvest Ltd. for OJSC AK Transneft,
Sec’d. Notes (Ireland)
6.103%	06/27/12	Baa1		1,600	1,401,360

					4,017,572

Electric — 0.1%
Enersis SA,
Sr. Unsec’d. Notes (Chile)
7.375%	01/15/14	Baa3		1,100	1,141,470
Majapahit Holding BV,
Gtd. Notes (Netherlands)
7.25%	10/17/11	Ba3		900	829,347

					1,970,817

Financial — Bank & Trust — 0.6%
Bank of America Corp.,
Jr. Sub. Notes
8.125%(c)	12/29/49	B3		1,300	533,117
Sr. Unsec’d. Notes
5.65%	05/01/18	A2		400	333,708
Sr. Unsec’d. Notes, MTN
4.90%	05/01/13	A2		1,000	898,284
Bank of America NA,
Sr. Unsec’d. Notes
1.822%(c)	05/12/10	Aa3		1,000	932,277
Barclays Bank PLC,
Sub. Notes, 144A (United Kingdom) (original cost $438,000; purchased 01/07/09)(f)(g)
7.70%(c)	04/29/49	Baa1		600	263,622
BNP Paribas (France),
Sr. Unsec’d. Notes, MTN
5.00%	12/16/13	Aa1	EUR	100	137,378
Sub. Notes, MTN
7.781%(c)	06/29/49	Aa3	EUR	100	71,745
Citigroup, Inc.,
Jr. Sub. Notes
8.40%(c)	04/29/49	Ca		600	339,084
Sr. Unsec’d. Notes
1.336%(c)	05/18/11	A3		300	242,248
6.50%	08/19/13	A3		1,000	918,915
Sr. Unsec’d. Notes, MTN
2.239%(c)	02/09/16	A3	EUR	200	162,369
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.465%(c)	01/30/17	A1	EUR	500	443,976
HBOS Euro Finance LP,
Bank Gtd. Notes (United Kingdom)
7.627%(c)	12/29/49	Baa2	EUR	300	79,716
HSBC France,
Sr. Unsec’d. Notes, MTN (France)
5.75%	06/19/13	Aa3	EUR	400	558,571
ING Bank NV,
Gov’t. Liquid Gtd. Notes, 144A (Netherlands) (original cost $1,097,877; purchased 03/12/09)(f)(g)
3.90%	03/19/14	Aaa		1,100	1,107,392
Investec Bank AU Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
5.00%	02/27/14	Aaa	AUD	700	472,493
Lloyds Banking Group PLC,
Jr. Sub. Notes, 144A (United Kingdom) (original cost $136,500; purchased 11/18/08)(f)(g)
6.413%	09/29/49	Baa2		300	69,000
Lloyds TSB Bank PLC,
Sub. Notes, MTN (United Kingdom)
5.625%(c)	03/05/18	A3	EUR	200	197,298
Macquarie Bank Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)(g)
4.10%	12/17/13	Aaa		800	810,496
National Australia Bank Ltd.,
Gov’t. Liquid Gtd. Notes (Australia)
4.25%	03/26/12	Aaa	AUD	400	276,878
Nordea Bank AB,
Sub. Notes, MTN (Sweden)
1.957%(c)	03/18/16	Aa2	EUR	600	686,117
Rabobank Nederland NV,
Unsec’d. Notes (Netherlands)
4.75%	01/15/18	AAA(d)	EUR	300	402,567
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, 144A (United Kingdom) (original cost $410,000; purchased 11/25/08, 12/03/08)(f)(g)
6.99%(c)	10/29/49	Ba2		800	352,000
SNS Bank NV,
Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
3.50%	03/10/14	Aaa	EUR	300	400,076
Societe Generale,
Jr. Sub. Notes (France)
7.756%(c)	05/22/49	A1	EUR	700	455,711
Suncorp-Metway Ltd.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	01/16/14	Aaa	GBP	500	722,434
Westpac Banking Corp.,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.00%	03/19/12	Aaa	AUD	2,000	1,375,206

					13,242,678

Financial Services — 0.1%
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	103,271
Citigroup Funding, Inc.,
Gtd. Notes, MTN
2.291%(c)	05/07/10	A3		1,000	897,614
General Electric Capital Corp.,
Sr. Unsec’d. Notes 4.80%	05/01/13	Aa2		600	562,302
Sr. Unsec’d. Notes, MTN
1.30%(c)	11/01/12	Aa2		400	322,077
6.875%	01/10/39	Aa2		800	652,472

					2,537,736

Healthcare Providers & Services
Roche Holdings, Inc.,
Gtd. Notes, 144A (original cost $97,278; purchased 02/18/09)(f)(g)
7.00%	03/01/39	A2		100	104,642

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs., 144A(f)(g) (original cost $335,500; purchased 09/19/08 - 11/18/08)
8.175%	05/15/68	Ba2		1,100	93,722
Jr. Sub. Notes
5.75%(c)(g)	03/15/67	Ba2	GBP	400	34,436
8.00%(c)	05/22/68	Ba2	EUR	200	21,258
8.625%(c)(g)	05/22/68	Ba2	GBP	1,100	130,212
Sr. Unsec’d. Notes
4.25%	05/15/13	A3		800	323,444
Sr. Unsec’d. Notes, 144A(f)(g) (original cost $1,487,800; purchased 11/18/08)
8.25%	08/15/18	A3		2,200	941,371
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		100	39,150

					1,583,593

Metals & Mining
Coldelco, Inc.,
Notes, 144A (Chile) (original cost $294,687; purchased 01/20/09)(f)(g)
7.50%	01/15/19	A1		300	340,369

Oil, Gas & Consumable Fuels — 0.2%
Gaz Capital SA,
Gtd. Notes (Luxembourg)
8.146%	04/11/18	Baa1		4,000	3,299,640
Intergas Finance BV,
Gtd. Notes (Netherlands)
6.875%	11/04/11	Baa1		105	73,500
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18	Baa1		400	334,000
6.625%	06/15/35	Baa1		500	357,500
Petroleos de Venezuela SA,
Gtd. Notes (Venezuela)
5.25%	04/12/17	BB-(d)		750	313,125
Petroleos Mexicanos,
Notes, 144A (Mexico) (original cost $786,504; purchased 01/27/09)(f)(g)
8.00%	05/03/19	Baa1		800	780,000
Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1		85	72,334
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds (Qatar)(g)
5.298%	09/30/20	Aa2		600	493,740
Tengizchevroil Finance Co. SARL,
Sr. Sec’d. Notes (Kazakhstan)(g)
6.124%	11/15/14	Baa3		514	396,921

					6,120,760

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
9.70%	11/10/18	Baa1		2,100	2,285,850

TOTAL CORPORATE BONDS (cost $48,233,595)					41,237,492

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 2.3%
Federal Home Loan Mortgage Corp.
5.50%	TBA			13,000	13,487,500
Federal National Mortgage Assoc.
5.029%(c)	09/01/19			1	675
5.50%	05/01/36-11/01/38			29,254	30,388,645
5.50%	TBA			1,300	1,349,156
6.50%	TBA			2,000	2,106,250
7.00%	10/01/48			279	294,483
Government National Mortgage Assoc.
6.00%	TBA			6,000	6,268,128

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $52,583,988)					53,894,837

FOREIGN GOVERNMENT BONDS — 2.2%
Banco Nacional de Desenvolvimento Economico e Social,
Sr. Unsec’d. Notes (Brazil)
6.369%	06/16/18	Baa3		2,000	1,902,500
Bundesrepublik Deutschland,
Bonds (Germany)
4.00%	01/04/18	Aaa	EUR	2,000	2,886,923
4.00%	01/04/37	Aaa	EUR	100	134,395
4.75%	07/04/34	Aaa	EUR	3,400	5,003,670
5.50%	01/04/31	Aaa	EUR	300	478,038
Development Bank of Japan,
Foreign Gov’t. Gtd. Bonds (Japan)
1.05%	06/20/23	Aaa	JPY	241,000	2,110,976
France Government Bond,
Bonds (France)
4.75%	04/25/35	Aaa	EUR	200	288,732
5.50%	10/25/10	Aaa	EUR	300	424,776
French Government,
Bonds (France)
4.25%	04/25/19	Aaa	EUR	2,000	2,793,017
French Treasury Notes, (France)
2.50%	07/12/10	Aaa	EUR	100	135,061
3.75%	09/12/10	Aaa	EUR	760	1,045,989
Japanese Government Bonds (Japan)
2.50%	09/20/35	Aa3	JPY	240,000	2,633,754
Kreditanstalt Fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds (Germany)
5.25%	07/04/12	Aaa	EUR	800	1,148,469
Netherlands Government,
Bonds (Netherlands)
4.00%	07/15/19	Aaa	EUR	1,500	2,035,733
5.50%	07/15/10	Aaa	EUR	280	391,874
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes (Australia)
7.00%	12/01/10	Aaa	AUD	1,030	756,557
Province of Ontario Canada,
Debs. (Canada)
6.50%	03/08/29	Aa1	CAD	700	661,574
Province of Quebec,
Debs. (Canada)
5.75%	12/01/36	Aa2	CAD	1,000	858,534
Republic of Panama,
Sr. Unsec’d. Notes (Panama)
9.375%	04/01/29	Ba1		1,600	1,756,000
Republic of Brazil,
Unsub. Notes (Brazil)
7.125%	01/20/37	Ba1		2,900	2,913,340

Republic of Colombia, (Colombia)
Sr. Notes
7.375%	03/18/19	Ba1		1,000	997,500
Unsec’d. Notes
7.375%	09/18/37	Ba1		600	538,500
Republic of Gabonese,
Bonds (Gabon)
8.20%	12/12/17	BB-(d)		800	584,000
Republic of Guatemala,
Sr. Unsec’d. Notes (Guatemala)
9.25%	08/01/13	Ba2		500	536,250
Republic of Indonesia,
Sr. Unsec’d. Notes (Indonesia)
7.75%	01/17/38	Ba3		500	385,807
Republic of Peru,
Sr. Unsub. Notes (Peru)
8.375%	05/03/16	Ba1		1,000	1,113,150
Republic of Philippines,
Sr. Unsec’d. Notes (Philippines)
6.375%	01/15/32	B1		1,700	1,529,405
8.25%	01/15/14	B1		700	789,250
8.375%	06/17/19	B1		660	722,469
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	Baa1		1,500	1,503,750
Republic of Uruguay,
Unsec’d. Notes (Uruguay)
8.00%	11/18/22	Ba3		1,000	918,850
Royal Bank of Scotland PLC,
Gov’t. Liquid Gtd. Notes, MTN (Australia)
4.375%	03/27/12	Aaa	AUD	400	275,696
Swedish Housing Finance Corp.,
Gov’t. Liquid Gtd. Notes, 144A (Switzerland) (original cost $299,595; purchased 03/17/09)(f)(g)
3.125%	03/23/12	Aaa		300	302,132
United Kingdom Gilt,
Bonds (United Kingdom)
4.00%	09/07/16	Aaa	GBP	1,600	2,489,580
4.00%	03/07/22	AAA(d)	GBP	200	298,396
4.25%	06/07/32	Aaa	GBP	100	148,399
4.25%	03/07/36	Aaa	GBP	400	577,984
4.50%	03/07/19	Aaa	GBP	400	638,563
4.75%	09/07/15	Aaa	GBP	1,600	2,579,114
4.75%	12/07/38	Aaa	GBP	400	629,713
5.00%	03/07/25	Aaa	GBP	500	810,837
8.00%	06/07/21	Aaa	GBP	100	209,677
United Mexican States,
Sr. Unsec’d. Notes, MTN (Mexico)
6.75%	09/27/34	Baa1		2,000	1,913,800

TOTAL FOREIGN GOVERNMENT BONDS (cost $52,280,535)					50,852,734

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp., Notes
3.75%	03/27/19			100	101,343
Federal National Mortgage Assoc., Notes
5.00%	02/13/17			1,100	1,203,872
Small Business Administration Participation Certificates, Series 2008-20I, Class 1
5.60%	09/01/28			686	749,338

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,913,790)					2,054,553

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
American Home Mortgage Assets,
Series 2006-1, Class 2A1
0.712%(c)	05/25/46	Ba2		272	95,442
Series 2006-4, Class 1A12
0.732%(c)	10/25/46	Caa3		382	123,392
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1		48	25,929
Banc of America Commercial Mortgage, Inc.,
Series 2007-3, Class A4
5.837%(c)	06/10/49	Aaa		100	67,780
Series 2007-4, Class A4
5.935%(c)	02/10/51	AAA(d)		100	71,018
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.651%(c)	10/25/33	Aaa		266	230,546
Series 2004-10, Class 13A1
5.008%(c)	01/25/35	A1		50	38,232
Series 2005-5, Class A1
2.65%(c)	08/25/35	Aaa		306	213,694
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
6.008%(c)	09/25/37	AAA(d)		437	217,991
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa		100	69,891
Countrywide Alternative Loan Trust,
Series 2005-59, Class 1A1
0.777%(c)	11/20/35	B2		32	12,697
Series 2005-62, Class 2A1
2.633%(c)	12/25/35	B3		10	4,499
Series 2006-OA11, Class A1B
0.712%(c)	09/25/46	Caa2		22	7,746
Series 2006-OA17, Class 1A1A
0.74%(c)	12/20/46	Caa1		376	121,289
Series 2006-OA9, Class 2A1A
0.755%(c)	07/20/46	Caa3		337	121,240
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.906%(c)	11/15/31	Aaa		313	249,992
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.517%(c)	03/25/33	Aaa		273	229,074
Series 2006-AR1, Class 2A1
5.178%(c)	01/25/36	AAA(d)		18	9,724
Harborview Mortgage Loan Trust,
Series 2006-5, Class 2A1A
0.736%(c)	07/19/46	Caa1		17	6,303
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.712%(c)	09/25/46	B3		17	6,078
Series 2006-AR6, Class 2A1A

0.722%(c)	06/25/47	Caa2	15	5,470
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	400	274,775
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aaa	100	66,635
Series 2007-CB20, Class A4
5.794%(c)	02/12/51	Aaa	100	66,102
Series 2007-LDPX, Class A3
5.42%	01/15/49	Aaa	400	270,329
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.43%	02/15/40	AAA(d)	56	37,369
Master Adjustable Rate Mortgages Trust,
Series 2006-OA1, Class 1A1
0.732%(c)	04/25/46	Ba1	11	4,045
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.625%(c)	10/20/29	AAA(d)	69	64,054
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-5, Class A4
5.378%	08/12/48	Aaa	500	313,861
Series 2007-8, Class A3
6.156%(c)	08/12/49	AAA(d)	400	263,014
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A (original cost $232,125; purchased 03/04/09)(f)(g)
0.986%	07/09/21	NR	400	283,407
Merrill Lynch Mortgage Backed Securities Trust,
Series 2007-1, Class 2A1
5.849%(c)	04/25/37	AA(d)	19	13,403
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
5.366%(c)	02/25/33	Aaa	156	135,653
Morgan Stanley Capital I,
Series 2007-IQ16, Class A4
5.809%	12/12/49	AAA(d)	100	69,580
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.50%	03/25/32	Aaa	67	60,411
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.895%(c)	07/20/33	Aaa	323	244,978
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR5, Class 4A1
0.742%(c)	05/25/46	B3	16	5,759
Series 2006-AR6, Class 2A1
0.712%(c)	07/25/46	B3	387	156,111
Superannuation Members Home Loans Global Fund,
Series 6, Class A (Australia)
1.401%(c)	11/09/35	Aaa	1,153	1,050,106
Thornburg Mortgage Securities Trust Float,
Series 2003-5, Class 1A
4.679%(c)	10/25/43	AAA(d)	204	167,145
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A5
5.416%(c)	01/15/45	Aaa	400	310,438
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
4.50%(c)	06/25/33	Aaa	147	115,268
Series 2003-AR9, Class 1A5
4.557%(c)	09/25/33	Aaa	55	54,236
Series 2003-AR9, Class 1A6
4.557%(c)	09/25/33	Aaa	300	256,190
Series 2006-AR10, Class 1A1
5.931%(c)	09/25/36	AAA(d)	16	8,862
Series 2006-AR17, Class 1A
2.453%(c)	12/25/46	Caa1	17	5,576
Series 2007-HY1, Class 4A1
5.144%(c)	02/25/37	BBB-(d)	406	221,047
Series 2007-HY2, Class 1A1
5.588%(c)	12/25/36	BB(d)	20	10,121
Series 2007-OA1, Class A1A
2.333%	02/25/47	Caa1	364	112,124
2.333%(c)	02/25/47	Caa1	26	8,073
Series 2007-OA2, Class 1A
2.333%(c)	03/25/47	B3	23	7,389
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR10, Class 5A6
5.593%(c)	07/25/36	AAA(d)	19	9,867

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $7,173,108)				6,593,955

ASSET-BACKED SECURITIES — 0.1%
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW18, Class A4
5.70%	06/11/50	AAA	400	303,339
Ford Credit Auto Owner Trust,
Series 2006-C, Class A3
5.16%	11/15/10	Aaa	504	506,299
Series 2008-C, Class A3
1.976%(c)	06/15/12	Aaa	300	280,249
MBNA Credit Card Master Note Trust,
Series 2005-A11, Class A11
0.596%(c)	05/15/13	Aaa	200	188,598

TOTAL ASSET-BACKED SECURITIES (cost $1,201,850)				1,278,485

Shares
PREFERRED STOCK
Diversified Financial Services
SLM Corp. (2.09% CPI Lincked) (cost $10,125)	900	7,353

					Principal Amount
					(000)#
MUNICIPAL BONDS
California
California State,
General Obligation Bonds
6.00%	04/01/38		A2		$200	199,454

Florida
Florida State Board of Education,
Series B, General Obligation Bonds
5.00%	06/01/31		Aa1		300	300,453

TOTAL MUNICIPAL BONDS (cost $498,944)						499,907

CONVERTIBLE BOND
Wireless Telecommunication Services
NII Holdings, Inc.,
Sr. Unsec’d. Notes (cost $807,774)

3.125%	06/15/12		NR		1,486	1,032,770

TOTAL LONG-TERM INVESTMENTS (cost $2,670,397,751)						1,998,556,738

					Shares
SHORT-TERM INVESTMENTS — 17.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 9.7%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $229,986,918)					229,986,918	229,986,918

					Principal
					Amount
					(000)#
U.S. TREASURY OBLIGATIONS(n) — 3.4%
U.S. Treasury Bills
0.002%	06/18/09	(k)			$4,600	4,598,404
0.09%	04/09/09				14,000	13,999,148
0.095%	04/23/09				300	299,981
0.10%	06/11/09	(k)			5,000	4,998,205
0.11%	05/14/09				6,000	5,998,999
0.14%	06/25/09				10,000	9,996,220
0.22%	07/30/09				2,010	2,008,326
0.25%	07/30/09				400	399,667
0.27%	05/21/09				6,622	6,620,372
0.28%	05/14/09				31,000	30,994,826
0.295%	07/30/09				200	199,833
0.32%	07/30/09				800	799,333

TOTAL U.S. TREASURY OBLIGATIONS (cost $80,909,114)						80,913,314

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Bank
0.05%(n)	04/01/09				1,000	1,000,000
0.22%(n)	05/04/09				9,000	8,997,936
0.37%(n)	06/01/09				11,000	10,996,458
0.38%(n)	06/05/09				6,000	5,997,942
0.45%(n)	06/22/09				12,000	11,994,804
1.185%(c)	10/13/09				4,000	4,008,932
1.294%(c)	04/30/09				2,140	2,141,395
Federal National Mortgage Assoc.
0.23%(n)	05/18/09				13,000	12,997,281
0.37%(n)	06/01/09				11,000	10,996,458
0.46%(n)	07/06/09				7,000	6,996,080

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $76,098,212)						76,127,286

COMMERCIAL PAPER(n) — 0.5%
IBRD Discount Notes (cost $9,988,839)
0.41%	07/08/09				10,000	9,994,280

REPURCHASE AGREEMENTS(m) — 0.3%
Credit Suisse Securities (USA) LLC, 0.15%, dated 03/31/09, due 04/01/09 in the amount of $700,003 (cost $700,000; the value of collateral plus interest was $718,120)					700	700,000
JPMorgan Securities, Inc., 0.19%, dated 03/31/09, due 04/01/09 in the amount of $5,600,030 (cost $5,600,000; the value of collateral plus interest was $5,717,904)					5,600	5,600,000

TOTAL REPURCHASE AGREEMENTS (cost $6,300,000)						6,300,000

					Contracts/
					Notional
					Amount
					(000)#
OPTIONS PURCHASED * — 0.1%

Call Options — 0.1%
10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $143.00					500	78
Standard & Poor’s 500 Index,
expiring 04/18/2009, Strike Price $975.00					42,400	10,600
expiring 04/18/2009, Strike Price $990.00					41,200	6,180
expiring 05/18/2009, Strike Price $800.00					28,750	1,224,750
expiring 06/15/2009, Strike Price $800.00					12,250	307,475

						1,549,083

Put Options
2 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $80.00					800	63
10 Year Euro-Bund Futures,
expiring 04/23/2009, Strike Price $106.00				EUR	2,800	372
expiring 05/22/2009, Strike Price $106.00				EUR	600	80
expiring 05/22/2009, Strike Price $107.50				EUR	400	53

10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $80.00		1,800	281
Currency Option EUR vs USD,
expiring 04/01/2009 @ FX Rate 0.98	EUR	4,000	1
FNMA,
expiring 05/05/2009, Strike Price $82.00		6,000	—
expiring 05/05/2009, Strike Price $83.00		2,000	—
expiring 06/04/2009, Strike Price $80.44		3,000	—
FNMA Gold,
expiring 05/05/2009, Strike Price $82.00		10,000	—
expiring 06/04/2009, Strike Price $75.00		3,000	—
GNMA,
expiring 05/12/2009, Strike Price $83.00		6,000	—
Standard & Poor’s 500 Index,
expiring 04/18/2009, Strike Price $595.00		41,200	30,900
expiring 05/16/2009, Strike Price $610.00		42,400	220,904
expiring 05/17/2009, Strike Price $600.00		11,500	52,900
expiring 06/30/2009, Strike Price $650.00		9,750	79,950

			385,504

TOTAL OPTIONS PURCHASED (cost $1,804,842)			1,934,587

TOTAL SHORT-TERM INVESTMENTS (cost $405,087,925)			405,256,385

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 101.9% (cost $3,075,485,676)			2,403,813,123

OPTIONS WRITTEN* — (0.2)%

Call Options — (0.1)%
10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $128.00		1,400	(3,281)
Interest Rate Swap Options,
expiring 06/15/2009 @ 3.10%	EUR	600	(9,883)
Standard & Poor’s 500 Index,
expiring 04/18/2009, Strike Price $825.00		42,400	(593,600)
expiring 04/18/2009, Strike Price $845.00		41,200	(468,444)
expiring 06/15/2009, Strike Price $775.00		41,000	(1,631,800)
U.S. Treasury Note Futures,
expiring 04/24/2009, Strike Price $127.00		1,000	(1,875)

			(2,708,883)

Put Options — (0.1)%
90 Day Euro Dollar Futures,
expiring 06/15/2009, Strike Price $97.25		48,000	(900)
expiring 06/15/2009, Strike Price $98.50		21,000	(2,100)
expiring 09/14/2009, Strike Price $98.50		4,000	(875)
10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $119.00		1,400	(3,063)
FNMA,
expiring 04/27/2009, Strike Price $101.50		2,000	(716)
expiring 04/27/2009, Strike Price $102.00		1,000	(46)
expiring 05/22/2009, Strike Price $101.50		1,000	(12,075)
Interest Rate Swap Options,
expiring 05/22/2009 @ 2.75%		4,300	(5,602)
expiring 06/15/2009 @ 4.30%	EUR	600	(31)
Standard & Poor’s 500 Index,
expiring 04/18/2009, Strike Price $730.00		41,200	(313,120)
expiring 04/18/2009, Strike Price $760.00		42,400	(652,960)
expiring 04/21/2009, Strike Price $650.00		2,500	(4,625)
expiring 06/30/2009, Strike Price $700.00		19,750	(91,838)

			(1,087,951)

TOTAL OPTIONS WRITTEN (premiums received $2,959,961)			(3,796,834)

		Shares
SECURITIES SOLD SHORT — (1.8)%

COMMON STOCKS
Advertising
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*		28,900	(106,063)
inVentiv Health, Inc.*		9,700	(79,152)

			(185,215)

Aerospace & Defense
BE Aerospace, Inc.*		21,400	(185,538)
Curtiss-Wright Corp. (Class B Stock)		3,900	(109,395)
Goodrich Corp.		1,900	(71,991)
L-3 Communications Holdings, Inc.		200	(13,560)
Moog, Inc. (Class A Stock)*		7,400	(169,238)

			(549,722)

Air Freight & Logistics
Expeditors International of Washington, Inc.		900	(25,461)

Airlines
Southwest Airlines Co.		25,100	(158,883)

Auto Parts & Equipment
AutoZone, Inc.*	400	(65,048)
BorgWarner, Inc.	9,100	(184,730)
Goodyear Tire & Rubber Co. (The)*	18,600	(116,436)

		(366,214)

Automobile Manufacturers
PACCAR, Inc.	4,200	(108,192)

Beverages
Boston Beer Co., Inc. (Class A Stock)*	3,700	(77,182)
Brown-Forman Corp. (Class B Stock)	2,500	(97,075)
Central European Distribution Corp.*	12,100	(130,196)
Hansen Natural Corp.*	800	(28,800)
Molson Coors Brewing Co. (Class B Stock)	700	(23,996)

		(357,249)

Biotechnology — (0.1)%
Amylin Pharmaceuticals, Inc.*	2,800	(32,900)
Bio-Rad Laboratories, Inc. (Class A Stock)*	300	(19,770)
Cambrex Corp.*	6,900	(15,732)
Celgene Corp.*	4,500	(199,800)
Genzyme Corp.*	2,900	(172,231)
Gilead Sciences, Inc.*	4,400	(203,808)
Illumina, Inc.*	5,700	(212,268)
Life Technologies Corp.*	6,600	(214,368)
United Therapeutics Corp.*	200	(13,218)
Vertex Pharmaceuticals, Inc.*	6,800	(195,364)

		(1,279,459)

Building Materials
USG Corp.*	14,700	(111,867)

Business Services
Navigant Consulting, Inc.*	13,200	(172,524)

Chemicals — (0.1)%
Arch Chemicals, Inc.	7,100	(134,616)
Balchem Corp.	2,000	(50,260)
Ecolab, Inc.	5,900	(204,907)
International Flavors & Fragrances, Inc.	7,000	(213,220)
Minerals Technologies, Inc.	3,600	(115,380)
Penford Corp.	3,300	(11,979)
PPG Industries, Inc.	3,400	(125,460)
Praxair, Inc.	2,500	(168,225)
Quaker Chemical Corp.	3,000	(23,820)
Sensient Technologies Corp.	9,000	(211,500)
Sigma-Aldrich Corp.	4,800	(181,392)
Valspar Corp. (The)	6,300	(125,811)
Zep, Inc.	1,100	(11,253)

		(1,577,823)

Clothing & Apparel
K-Swiss, Inc. (Class A Stock)	10,200	(87,108)
NIKE, Inc. (Class B Stock)	4,600	(215,694)
Oxford Industries, Inc.	1,000	(6,170)
Timberland Co. (Class A Stock)*	16,600	(198,204)
Wolverine World Wide, Inc.	6,600	(102,828)

		(610,004)

Commercial Banks
Bank Mutual Corp.	5,600	(50,736)
Commerce Bancshares, Inc.	2,930	(106,359)
Cullen / Frost Bankers, Inc.	2,200	(103,268)
First Financial Bankshares, Inc.	4,500	(216,765)
Hancock Holding Co.	1,400	(43,792)
PacWest Bancorp	4,700	(67,351)
UMB Financial Corp.	2,500	(106,225)

		(694,496)

Commercial Services & Supplies — (0.1)%
Aaron Rents, Inc.	9,700	(258,602)
Arbitron, Inc.	5,200	(78,052)
Coinstar, Inc.*	8,300	(271,908)
DeVry, Inc.	2,900	(139,722)
FTI Consulting, Inc.*	4,400	(217,712)
Global Payments, Inc.	600	(20,046)
Healthcare Services Group, Inc.	12,700	(190,119)
Hillenbrand, Inc.	12,300	(196,923)
HMS Holdings Corp.*	7,400	(243,460)
Iron Mountain, Inc.*	600	(13,302)
Kelly Services, Inc. (Class A Stock)	1,400	(11,270)
Kendle International, Inc.*	4,400	(92,224)
Lender Processing Services, Inc.	2,100	(64,281)
PAREXEL International Corp.*	15,900	(154,707)
Quanta Services, Inc.*	9,700	(208,065)
TrueBlue, Inc.*	13,000	(107,250)
Wright Express Corp.*	10,200	(185,844)

		(2,453,487)

Computer Services & Software — (0.1)%
ANSYS, Inc.*	8,500	(213,350)
Autodesk, Inc.*	3,600	(60,516)
Cognizant Technology Solutions Corp. (Class A Stock)*	10,900	(226,611)
Compuware Corp.*	10,000	(65,900)
Dun & Bradstreet Corp. (The)	2,700	(207,900)
Electronic Arts, Inc.*	11,500	(209,185)
Imation Corp.	9,800	(74,970)
Mantech International Corp. (Class A Stock)*	3,900	(163,410)
SRA International, Inc. (Class A Stock)*	14,500	(213,150)
Stratasys, Inc.*	6,100	(50,447)
Teradata Corp.*	3,700	(60,014)

		(1,545,453)

Computers & Peripherals
SanDisk Corp.*	16,600	(209,990)

Consumer Products & Services
Alberto-Culver Co.	6,500	(146,965)
Church & Dwight Co., Inc.	2,100	(109,683)
Clorox Co.	900	(46,332)
G & K Services, Inc. (Class A Stock)	5,200	(98,332)
Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	6,400	(157,760)
Scotts Miracle-Gro Co. (The) (Class A Stock)	6,100	(211,670)

		(770,742)

Containers & Packaging
Bemis Co., Inc.	8,400	(176,148)

Packaging Corp. of America	5,200	(67,704)

		(243,852)

Distribution/Wholesale
LKQ Corp.*	14,700	(209,769)
W.W. Grainger, Inc.	2,700	(189,486)

		(399,255)

Diversified Financial Services
Affiliated Managers Group, Inc.*	2,300	(95,933)
CME Group, Inc.	400	(98,556)
IntercontinentalExchange, Inc.*	1,300	(96,811)
Lazard Ltd. (Class A Stock) (Bermuda)	3,600	(105,840)
NASDAQ OMX Group (The)*	4,900	(95,942)
SWS Group, Inc.	2,000	(31,060)
T. Rowe Price Group, Inc.	300	(8,658)
TD Ameritrade Holding Corp.*	7,500	(103,575)

		(636,375)

Electric — (0.1)%
Allegheny Energy, Inc.	7,300	(169,141)
CH Energy Group, Inc.	3,000	(140,700)
Cleco Corp.	10,000	(216,900)
Consolidated Edison, Inc.	4,500	(178,245)
FPL Group, Inc.	500	(25,365)
MDU Resources Group, Inc.	5,800	(93,612)
Northeast Utilities	5,100	(110,109)
NSTAR	6,700	(213,596)
PG&E Corp.	400	(15,288)
Southern Co. (The)	6,300	(192,906)
UIL Holdings Corp.	5,600	(124,992)
Wisconsin Energy Corp.	5,100	(209,967)

		(1,690,821)

Electric Utilities
Progress Energy, Inc.	5,800	(210,308)

Electrical Equipment
Advanced Energy Industries, Inc.*	7,700	(57,981)
Energizer Holdings, Inc.*	4,100	(203,729)
General Cable Corp.*	8,700	(172,434)
Molex, Inc.	15,300	(210,222)

		(644,366)

Electronic Components & Equipment — (0.1)%
Amphenol Corp. (Class A Stock)	7,400	(210,826)
AVX Corp.	4,900	(44,492)
Checkpoint Systems, Inc.*	10,700	(95,979)
Cymer, Inc.*	9,600	(213,696)
Electro Scientific Industries, Inc.*	3,200	(18,944)
FARO Technologies, Inc.*	4,800	(64,512)
FEI Co.*	10,700	(165,101)
FLIR Systems, Inc.*	7,300	(149,504)
Newport Corp.*	7,500	(33,150)
PerkinElmer, Inc.	700	(8,939)
Trimble Navigation Ltd.*	7,000	(106,960)
Universal Electronics, Inc.*	4,100	(74,210)
Watts Water Technologies, Inc. (Class A Stock)	5,000	(97,800)

		(1,284,113)

Engineering/Construction
Aecom Technology Corp.*	8,300	(216,464)
Shaw Group, Inc. (The)*	7,600	(208,316)

		(424,780)

Entertainment & Leisure
Brunswick Corp.	25,300	(87,285)
Callaway Golf Co.	11,200	(80,416)
Mattel, Inc.	5,700	(65,721)
Scientific Games Corp. (Class A Stock)*	15,100	(182,861)

		(416,283)

Environmental Control
Mine Safety Appliances Co.	8,300	(166,166)
Tetra Tech, Inc.*	9,500	(193,610)
Waste Connections, Inc.*	8,000	(205,600)

		(565,376)

Foods
Hain Celestial Group, Inc.*	11,600	(165,184)
Hershey Co. (The)	800	(27,800)
J & J Snack Foods Corp.	2,900	(100,311)
TreeHouse Foods, Inc.*	8,600	(247,594)

		(540,889)

Gas Utilities
EQT Corp.	6,500	(203,645)

Healthcare Products — (0.1)%
Baxter International, Inc.	2,200	(112,684)
Boston Scientific Corp.*	5,600	(44,520)
DENTSPLY International, Inc.	8,000	(214,800)
Edwards Lifesciences Corp.*	1,800	(109,134)
Henry Schein, Inc.*	4,400	(176,044)
Hologic, Inc.*	3,300	(43,197)
Intuitive Surgical, Inc.*	1,900	(181,184)
Johnson & Johnson	1,400	(73,640)
Natus Medical, Inc.*	6,500	(55,315)
Palomar Medical Technologies, Inc.*	5,300	(38,478)
Stryker Corp.	4,600	(156,584)
Thoratec Corp.*	1,200	(30,828)
Zimmer Holdings, Inc.*	3,800	(138,700)

		(1,375,108)

Healthcare Providers & Services — (0.1)%
Air Methods Corp.*	3,600	(60,876)
DaVita, Inc.*	600	(26,370)
Laboratory Corp. of America Holdings*	3,500	(204,715)
Lincare Holdings, Inc.*	9,300	(202,740)
Magellan Health Services, Inc.*	6,100	(222,284)
Odyssey HealthCare, Inc.*	9,600	(93,120)
Psychiatric Solutions, Inc.*	11,700	(184,041)

		(994,146)

Home Builders
KB Home	14,600	(192,428)
MDC Holdings, Inc.	5,700	(177,498)
NVR, Inc.*	300	(128,325)
Pulte Homes, Inc.	8,400	(91,812)
Toll Brothers, Inc.*	11,400	(207,024)

		(797,087)

Hotels, Restaurants & Leisure
International Game Technology	19,000	(175,180)
Marcus Corp.	1,500	(12,750)
Marriott International, Inc. (Class A Stock)	12,600	(206,136)

McDonald’s Corp.	200	(10,914)
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	13,200	(54,120)
Starwood Hotels & Resorts Worldwide, Inc.	4,000	(50,800)

		(509,900)

Household Durables
Black & Decker Corp. (The)	1,700	(53,652)

Independent Power Producers & Energy Traders
Constellation Energy Group, Inc.	6,000	(123,960)

Insurance — (0.1)%
Alleghany Corp.*	408	(110,498)
Aon Corp.	2,700	(110,214)
Arthur J. Gallagher & Co.	6,200	(105,400)
Brown & Brown, Inc.	5,900	(111,569)
Chubb Corp.	1,100	(46,552)
Erie Indemnity Co. (Class A Stock)	3,000	(102,540)
Fidelity National Financial, Inc. (Class A Stock)	5,600	(109,256)
First American Corp.	2,000	(53,020)
HCC Insurance Holdings, Inc.	4,300	(108,317)
Infinity Property & Casualty Corp.	5,000	(169,650)
Markel Corp.*	200	(56,776)
Marsh & McLennan Cos., Inc.	1,700	(34,425)
Mercury General Corp.	2,800	(83,160)
Progressive Corp. (The)*	8,100	(108,864)
Safety Insurance Group, Inc.	4,100	(127,428)
United Fire & Casualty Co.	5,300	(116,388)

		(1,554,057)

Internet Software & Services — (0.1)%
Blue Coat Systems, Inc.*	3,000	(36,030)
DealerTrack Holdings, Inc.*	10,400	(136,240)
eBay, Inc.*	4,200	(52,752)
Equinix, Inc.*	3,800	(213,370)
HLTH Corp.*	1,100	(11,385)
InfoSpace, Inc.*	5,200	(27,040)
Oracle Corp.*	12,100	(218,647)
Yahoo!, Inc.*	16,300	(208,803)

		(904,267)

Machinery & Equipment
Astec Industries, Inc.*	6,600	(173,118)
Caterpillar, Inc.	6,700	(187,332)
Graco, Inc.	800	(13,656)
Intevac, Inc.*	6,400	(33,344)
Nordson Corp.	6,800	(193,324)
Wabtec Corp.	1,300	(34,294)

		(635,068)

Manufacturing — (0.1)%
AptarGroup, Inc.	6,800	(211,752)
CLARCOR, Inc.	7,200	(181,368)
Danaher Corp.	1,700	(92,174)
Donaldson Co., Inc.	6,300	(169,092)
Matthews International Corp. (Class A Stock)	5,800	(167,098)
Movado Group, Inc.	7,000	(52,780)
Pall Corp.	8,600	(175,698)
Pentair, Inc.	5,300	(114,851)
SPX Corp.	500	(23,505)
Teleflex, Inc.	400	(15,636)

		(1,203,954)

Media
Comcast Corp. (Class A Stock)	3,100	(42,284)
Liberty Global, Inc. (Class A Stock)*	13,300	(193,648)
News Corp. (Class A Stock)	22,000	(145,640)
Scripps Networks Interactive, Inc. (Class A Stock)	3,600	(81,036)

		(462,608)

Metals & Mining
Alcoa, Inc.	12,400	(91,016)
AMCOL International Corp.	8,800	(130,592)
Brush Engineered Materials, Inc.*	1,300	(18,031)
Freeport-McMoRan Copper & Gold, Inc.	1,900	(72,409)
Nucor Corp.	2,600	(99,242)
Timken Co.	4,800	(67,008)
Worthington Industries, Inc.	1,400	(12,194)

		(490,492)

Multi-Utilities
Xcel Energy, Inc.	6,300	(117,369)

Office Equipment & Supplies
Standard Register Co. (The)	5,500	(25,190)

Oil, Gas & Consumable Fuels — (0.2)%
Baker Hughes, Inc.	5,200	(148,460)
BJ Services Co.	8,800	(87,560)
Cabot Oil & Gas Corp.	8,400	(197,988)
Chesapeake Energy Corp.	10,500	(179,130)
Denbury Resources, Inc.*	6,600	(98,076)
Dril-Quip, Inc.*	8,100	(248,670)
Exterran Holdings, Inc.*	7,300	(116,946)
Exxon Mobil Corp.	1,700	(115,770)
Hess Corp.	2,700	(146,340)
Holly Corp.	5,100	(108,120)
Laclede Group, Inc. (The)	1,700	(66,266)
Lufkin Industries, Inc.	4,300	(162,884)
Nabors Industries Ltd. (Bermuda)*	5,800	(57,942)
NATCO Group, Inc. (Class A Stock)*	5,700	(107,901)
National Oilwell Varco, Inc.*	7,000	(200,970)
Nicor, Inc.	5,700	(189,411)
Noble Energy, Inc.	3,200	(172,416)
Northwest Natural Gas Co.	5,300	(230,126)
Occidental Petroleum Corp.	3,800	(211,470)
Penn Virginia Corp.	7,300	(80,154)
Petrohawk Energy Corp.*	11,100	(213,453)
Pride International, Inc.*	1,600	(28,768)
Quicksilver Resources, Inc.*	25,200	(139,608)
Range Resources Corp.	5,100	(209,916)
Rowan Cos., Inc.	10,800	(129,276)
SandRidge Energy, Inc.*	6,500	(42,835)
Smith International, Inc.	8,900	(191,172)
St. Mary Land & Exploration Co.	1,500	(19,845)
Superior Well Services, Inc.*	6,800	(34,884)
Transocean Ltd.*	2,900	(170,636)
Vectren Corp.	6,400	(134,976)
W&T Offshore, Inc.	2,800	(17,220)

		(4,259,189)

Paper & Forest Products
Wausau Paper Corp.	11,600	(61,016)
Weyerhaeuser Co.	6,400	(176,448)

		(237,464)

Pharmaceuticals
Abbott Laboratories	1,800	(85,860)
BioMarin Pharmaceutical, Inc.*	16,200	(200,070)
Bristol-Myers Squibb Co.	3,200	(70,144)
NBTY, Inc.*	900	(12,672)
Perrigo Co.	6,900	(171,327)
Salix Pharmaceuticals Ltd.*	13,900	(132,050)
Savient Pharmaceuticals, Inc.*	15,200	(75,240)

		(747,363)

Pipelines
Spectra Energy Corp.	5,700	(80,598)

Real Estate Investment Trusts — (0.1)%
Alexandria Real Estate Equities, Inc.	1,600	(58,240)
AvalonBay Communities, Inc.	1,960	(92,238)
Boston Properties, Inc.	100	(3,503)
BRE Properties, Inc.	2,200	(43,186)
Digital Realty Trust, Inc.	3,300	(109,494)
Equity Residential Properties Trust	4,600	(84,410)
Essex Property Trust, Inc.	1,700	(97,478)
Federal Realty Investment Trust	2,200	(101,200)
HCP, Inc.	5,000	(89,250)
Health Care REIT, Inc.	2,900	(88,711)
Home Properties, Inc.	4,100	(125,665)
LTC Properties, Inc.	3,300	(57,882)
Nationwide Health Properties, Inc.	4,400	(97,636)
Omega Healthcare Investors, Inc.	900	(12,672)
Plum Creek Timber Co., Inc.	3,600	(104,652)
Public Storage, Inc.	300	(16,575)
Rayonier, Inc.	3,600	(108,792)
UDR, Inc.	710	(6,113)
Ventas, Inc.	4,000	(90,440)

		(1,388,137)

Retail & Merchandising — (0.1)%
Abercrombie & Fitch Co. (Class A Stock)	2,300	(54,740)
Bed Bath & Beyond, Inc.*	2,800	(69,300)
Best Buy Co., Inc.	3,400	(129,064)
CVS Caremark Corp.	7,600	(208,924)
Dick’s Sporting Goods, Inc.*	14,300	(204,061)
Finish Line, Inc. (The) (Class A Stock)	15,800	(104,596)
JC Penney Co., Inc.	6,900	(138,483)
Lowe’s Cos., Inc.	5,400	(98,550)
O’Reilly Automotive, Inc.*	4,900	(171,549)
PetSmart, Inc.	8,300	(173,968)
Ruddick Corp.	400	(8,980)
Staples, Inc.	11,500	(208,265)
Starbucks Corp.*	16,800	(186,648)
Target Corp.	900	(30,951)
Tiffany & Co.	9,900	(213,444)
Walgreen Co.	8,200	(212,872)

		(2,214,395)

Savings & Loan
Brookline Bancorp, Inc.	6,200	(58,900)
Capitol Federal Financial	2,300	(86,963)
First Niagara Financial Group, Inc.	3,700	(40,330)

		(186,193)

Semiconductors — (0.1)%
Applied Materials, Inc.	19,400	(208,550)
Brooks Automation, Inc.*	18,900	(87,129)
Cohu, Inc.	4,200	(30,240)
Diodes, Inc.*	10,800	(114,588)
KLA-Tencor Corp.	10,000	(200,000)
Lam Research Corp.*	9,000	(204,930)
Macrovision Solutions Corp.*	12,300	(218,817)
MEMC Electronic Materials, Inc.*	11,900	(196,231)
MKS Instruments, Inc.*	14,000	(205,380)
Novellus Systems, Inc.*	13,100	(217,853)
NVIDIA Corp.*	21,000	(207,060)
Rambus, Inc.*	9,400	(88,924)
Rudolph Technologies, Inc.*	9,100	(27,573)
Standard Microsystems Corp.*	6,400	(119,040)
Varian Semiconductor Equipment Associates, Inc.*	9,500	(205,770)

		(2,332,085)

Software
Activision Blizzard, Inc.*	20,300	(212,338)
Citrix Systems, Inc.*	8,300	(187,912)
VMware, Inc. (Class A Stock)*	4,100	(96,842)

		(497,092)

Telecommunications — (0.1)%
American Tower Corp. (Class A Stock)*	6,500	(197,795)
AT&T, Inc.	1,800	(45,360)
Ciena Corp.*	23,600	(183,608)
Comtech Telecommunications Corp.*	300	(7,431)
EchoStar Corp. (Class A Stock)*	2,800	(41,524)
Frontier Communications Corp.	7,200	(51,696)
General Communication, Inc. (Class A Stock)*	8,400	(56,112)
NeuStar, Inc. (Class A Stock)*	2,500	(41,875)
Novatel Wireless, Inc.*	10,000	(56,200)
Plantronics, Inc.	3,500	(42,245)
Polycom, Inc.*	11,500	(176,985)
QUALCOMM, Inc.	5,600	(217,896)

		(1,118,727)

Thrifts & Mortgage Finance
People’s United Financial, Inc.	5,900	(106,023)

Tobacco
Lorillard, Inc.	900	(55,566)
Philip Morris International, Inc.	700	(24,906)

		(80,472)

Transportation — (0.1)%
Alexander & Baldwin, Inc.	8,800	(167,464)
Bristow Group, Inc.*	6,600	(141,438)
CSX Corp.	6,700	(173,195)
FedEx Corp.	3,600	(160,164)
Kansas City Southern*	6,500	(82,615)
Kirby Corp.*	1,900	(50,616)
United Parcel Service, Inc. (Class B Stock)	4,200	(206,724)

Werner Enterprises, Inc.	13,600	(205,632)

		(1,187,848)

Water
Aqua America, Inc.	1,800	(36,000)

Wireless Telecommunication Services
Crown Castle International Corp*	4,000	(81,640)
SBA Communications Corp. (Class A Stock)*	9,100	(212,030)

		(293,670)

TOTAL SECURITIES SOLD SHORT (proceeds received $59,904,677)		(42,448,958)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 99.9% (cost $3,012,621,038)		2,357,567,331

Other assets in excess of other liabilities(x) — 0.1%		3,326,772

NET ASSETS — 100.0%		$2,360,894,103

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

EAFE	Europe, Australasia, Far East

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

MSCI	Morgan Stanley Capital International

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

REIT	Real Estate Investment Trust

SNAT	Supra National Bank

SPDR	Standard & Poor’s Depositary Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $6,312,422. The aggregate value of $5,312,644 is approximately 0.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2009, 3 securities representing $1,497,356 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency and cross currency exchange contracts, and interest rate swap agreements as follows:

Financial futures contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
80	90 Day Euro Dollar	Mar 10	$19,419,600	$19,740,000	$320,400
110	90 Day Euro Dollar	Jun 09	27,166,925	27,197,500	30,575
80	90 Day Euro Dollar	Jun 10	19,356,525	19,709,000	352,475
80	90 Day Euro Dollar	Sep 10	19,293,000	19,677,000	384,000
80	90 Day Euro Dollar	Dec 09	19,446,000	19,751,000	305,000
15	90 Day Euro EURIBOR	Mar 10	4,905,287	4,907,031	1,744
134	90 Day Euro EURIBOR	Jun 10	43,210,802	43,749,352	538,550
6	90 Day Euro EURIBOR	Sep 10	1,951,851	1,954,641	2,790
3	90 Day Euro EURIBOR	Dec 10	974,082	974,680	598
2	2 Year U.S. Treasury Notes	Jun 09	432,578	435,781	3,203
8	5 Year Euro-Bobl	Jun 09	1,229,330	1,238,949	9,619
85	10 Year Australian Bond	Jun 09	27,635,239	27,684,914	49,675
167	10 Year Euro-Bund	Jun 09	27,471,561	27,608,128	136,567
1	10 Year Japanese Bond	Jun 09	1,409,810	1,395,666	(14,144)
108	10 Year Mini Japanese Government Bond	Jun 09	15,158,508	15,055,736	(102,772)
6	10 Year U.K Gilt	Jun 09	1,055,620	1,060,723	5,103
98	20 Year U.S. Treasury Notes	Jun 09	12,487,547	12,710,906	223,359
25	Amsterdam Index	Apr 09	1,379,951	1,434,227	54,276
60	CAC40 10 Euro Index	Apr 09	2,200,234	2,238,033	37,799
15	DAX Index	Jun 09	2,013,581	2,043,724	30,143
71	FTSE 100 Index	Jun 09	3,855,841	3,957,801	101,960
7	Hang Seng Index	Apr 09	634,641	612,159	(22,482)
33	IBEX 35 Index	Apr 09	3,350,971	3,416,976	66,005
96	S&P 500 Index	Jun 09	16,434,375	19,075,200	2,640,825
42	S&P/MIB Index	Jun 09	3,829,201	4,304,516	475,315
8	S&P/TSX 60 Index	Jun 09	643,328	667,513	24,185
36	SPI 200	Jun 09	2,133,835	2,231,664	97,829

					5,752,597

Short Positions:
231	10 Year Australian Bond	Jun 09	133,802,940	133,765,082	37,858
178	10 Year Canadian Bond	Jun 09	17,592,505	17,887,532	(295,027)
1	10 Year Euro-Bund	Jun 09	163,551	165,318	(1,767)
9	10 Year Japanese Bond	Jun 09	12,630,701	12,560,994	69,707
20	10 Year Mini Japanese Government Bond	Jun 09	2,803,939	2,788,099	15,840
114	10 Year U.K Gilt	Jun 09	19,998,364	20,153,729	(155,365)
51	10 Year U.S. Treasury Notes	Jun 09	6,347,809	6,327,984	19,825
11	Amsterdam Index	Apr 09	613,084	631,060	(17,976)
6	CAC40 10 Euro Index	Apr 09	220,973	223,803	(2,830)
12	DAX Index	Jun 09	1,586,352	1,634,979	(48,627)
16	Hang Seng Index	Apr 09	1,430,125	1,399,221	30,904
6	IBEX 35 Index	Apr 09	605,683	621,268	(15,585)
56	S&P 500 E-Mini index	Jun 09	2,096,158	2,225,440	(129,282)
4	S&P/TSX 60 Index	Jun 09	326,507	333,756	(7,249)
109	Topix Index	Jun 09	7,763,611	8,556,145	(792,534)

					(1,292,108)

					$4,460,489 (1)

Commodity futures contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
22	Brent Crude	May 09	$1,005,740	$1,083,060	$77,320
76	Brent Crude	Jun 09	3,780,240	3,842,560	62,320
4	Coffee ‘C’	May 09	178,219	173,625	(4,594)
36	Coffee ‘C’	Jul 09	1,588,050	1,588,950	900
29	Corn	May 09	553,063	586,888	33,825
289	Corn	Jul 09	5,718,500	5,993,138	274,638
9	Cotton No. 2	May 09	223,740	209,115	(14,625)
58	Cotton No. 2	Jul 09	1,335,305	1,373,150	37,845
34	Gas Oil	May 09	1,345,150	1,453,500	108,350

155	Gas Oil	Jun 09	6,913,775	6,765,750	(148,025)
6	Gasoline RBOB	May 09	342,939	358,168	15,229
39	Gasoline RBOB	Jun 09	2,330,395	2,343,323	12,928
49	Gold 100 OZ	Jun 09	4,582,220	4,532,500	(49,720)
17	Gold 100 OZ	Aug 09	1,598,460	1,575,390	(23,070)
9	Heating Oil	May 09	477,809	517,066	39,257
31	Heating Oil	Jun 09	1,795,559	1,811,603	16,044
27	Lean Hogs	Jun 09	782,720	781,920	(800)
20	Lean Hogs	Aug 09	600,200	587,000	(13,200)
22	Live Cattle	Jun 09	727,200	718,960	(8,240)
11	Live Cattle	Aug 09	364,660	362,780	(1,880)
49	LME Copper	May 09	4,070,132	4,932,463	862,331
3	LME Copper	Jun 09	271,875	302,775	30,900
52	LME Copper	Jul 09	4,816,119	5,259,150	443,031
22	LME Nickel	May 09	1,319,472	1,294,788	(24,684)
16	LME Nickel	Jul 09	945,624	947,040	1,416
69	LME PRI Aluminum	May 09	2,557,569	2,371,013	(186,556)
5	LME PRI Aluminum	Jun 09	165,031	173,281	8,250
55	LME PRI Aluminum	Jul 09	1,949,962	1,922,250	(27,712)
68	LME Zinc	May 09	2,044,850	2,224,875	180,025
1	LME Zinc	Jun 09	31,688	32,938	1,250
11	LME Zinc	Jul 09	313,469	364,375	50,906
44	Natural Gas	May 09	1,841,930	1,661,440	(180,490)
72	Natural Gas	Jun 09	3,194,220	2,818,800	(375,420)
3	Silver	May 09	187,950	194,775	6,825
30	Silver	Jul 09	2,006,400	1,951,950	(54,450)
8	Soybean	May 09	385,225	380,800	(4,425)
71	Soybean	Jul 09	3,288,450	3,374,275	85,825
14	Sugar #11 (World)	May 09	203,448	198,666	(4,782)
131	Sugar #11 (World)	Jul 09	1,977,976	1,955,778	(22,198)
15	Wheat	May 09	398,138	399,563	1,425
71	Wheat	Jul 09	1,933,038	1,935,638	2,600
78	WTI Crude	May 09	3,646,160	3,873,480	227,320
281	WTI Crude	Jun 09	14,252,260	14,434,970	182,710

					1,618,599

Short Positions:
45	LME Copper	May 09	4,082,219	4,529,813	(447,594)
1	LME Copper	Jun 09	97,644	100,925	(3,281)

2	LME Copper	Jul 09	164,925	202,275	(37,350)
19	LME Nickel	May 09	1,117,512	1,118,226	(714)
63	LME PRI Aluminum	May 09	2,154,750	2,164,838	(10,088)
8	LME PRI Aluminum	Jul 09	271,631	279,600	(7,969)
68	LME Zinc	May 09	1,932,106	2,224,875	(292,769)
11	LME Zinc	Jul 09	313,225	364,375	(51,150)

					(850,915)

					$767,684 (1)

(1)	Cash of $980,300 and U.S. Treasury Bills with a market value of $9,596,609 have been segregated to cover requirements for open futures contracts as of March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

	Notional				Unrealized
	Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 06/17/09	AUD	9,179	$5,923,583	$6,349,759	$426,176
Brazilian Real,
Expiring 06/02/09	BRL	287	150,266	121,983	(28,283)
British Pound,
Expiring 04/09/09	GBP	2,476	3,577,638	3,553,178	(24,460)
Expiring 06/17/09	GBP	3,574	4,977,999	5,129,997	151,998
Canadian Dollar,
Expiring 04/27/09	CAD	292	235,097	231,609	(3,488)
Expiring 06/17/09	CAD	1,356	1,067,850	1,076,784	8,934
Chinese Yuan,
Expiring 05/06/09	CNY	30,470	4,455,000	4,459,422	4,422
Expiring 09/08/09	CNY	999	143,000	146,488	3,488
Danish Krone,
Expiring 06/04/09	DKK	5,252	883,580	935,436	51,856
Euro,
Expiring 04/14/09	EUR	15,607	19,889,115	20,735,511	846,396
Expiring 06/17/09	EUR	4,837	6,240,753	6,426,783	186,030
Japanese Yen,
Expiring 05/07/09	JPY	2,071,942	21,290,760	20,943,131	(347,629)
Expiring 06/04/09	JPY	1,452,903	14,966,732	14,692,722	(274,010)
Expiring 06/17/09	JPY	768,641	7,820,897	7,775,035	(45,862)
Malaysian Ringgit,
Expiring 04/14/09	MYR	877	250,000	240,555	(9,445)
Expiring 08/12/09	MYR	179	48,700	49,034	334
New Zealand Dollar,
Expiring 06/17/09	NZD	16,335	8,490,273	9,099,502	609,229
Norwegian Krone,
Expiring 06/17/09	NOK	980	140,704	145,407	4,703
Philippines Peso,

Expiring 05/06/09	PHP	20,943	432,610	431,901	(709)
Singapore Dollar,
Expiring 04/14/09	SGD	1,046	717,440	687,246	(30,194)
Expiring 07/30/09	SGD	1	658	657	(1)
Swedish Krona,
Expiring 06/04/09	SEK	4,035	438,904	491,046	52,142
Expiring 06/17/09	SEK	19,371	2,264,873	2,357,900	93,027
Swiss Franc,
Expiring 06/17/09	CHF	5,659	4,920,723	4,979,880	59,157
Turkish Lira,
Expiring 07/15/09	TRY	326	191,316	187,370	(3,946)

			$109,518,471	$111,248,336	$1,729,865

	Notional				Unrealized
	Amount		Value at Settlement	Current	Appreciation
Sale Contracts	(000)		Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 05/07/09	AUD	4,201	$2,941,789	$2,912,971	$28,818
Expiring 06/17/09	AUD	2,153	1,383,291	1,489,263	(105,972)
Brazilian Real,
Expiring 06/02/09	BRL	279	120,135	118,590	1,545
British Pound,
Expiring 04/09/09	GBP	5,445	7,661,293	7,812,906	(151,613)
Expiring 04/14/09	GBP	7	9,984	10,260	(276)
Expiring 06/17/09	GBP	4,758	6,683,180	6,828,327	(145,147)
Canadian Dollar,
Expiring 06/17/09	CAD	8,373	6,573,876	6,646,592	(72,716)
Chinese Yuan,
Expiring 05/06/09	CNY	24,695	3,544,459	3,614,221	(69,762)
Euro,
Expiring 04/14/09	EUR	8,912	12,053,044	11,839,793	213,251
Expiring 06/17/09	EUR	9,180	11,641,899	12,197,725	(555,826)
Japanese Yen,

Expiring 05/07/09	JPY	453,971	4,659,334	4,588,723	70,611
Expiring 06/17/09	JPY	42,600	432,553	430,912	1,641
Malaysian Ringgit,
Expiring 04/14/09	MYR	579	161,700	158,712	2,988
Expiring 08/12/09	MYR	481	135,461	131,669	3,792
New Zealand Dollar,
Expiring 06/17/09	NZD	2,642	1,316,189	1,471,779	(155,590)
Philippines Peso,
Expiring 08/06/09	PHP	20,942	435,100	428,839	6,261
Singapore Dollar,
Expiring 04/14/09	SGD	1,043	703,788	685,396	18,392
Swedish Krona,
Expiring 06/17/09	SEK	8,407	1,008,426	1,023,349	(14,923)
Swiss Franc,
Expiring 06/17/09	CHF	3,468	2,979,300	3,051,834	(72,534)
Turkish Lira,
Expiring 07/15/09	TRY	326	190,001	187,370	2,631

			$64,634,802	$65,629,231	$(994,429)

Cross currency exchange contracts outstanding at March 31, 2009:

					In
			Contracts to		Exchange	Unrealized
Settlement	Type		Receive (000)		For (000)	Appreciation
04/09/09	Buy	GBP	71	JPY	10,123	$402

Interest rate swap agreements outstanding at March 31, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Goldman Sachs Capital Markets, L.P.(2)	12/17/18		$300	5.00%	3 month LIBOR	$(52,332)	$(13,370)	$(38,962)
Goldman Sachs Capital Markets, L.P.(2)	12/17/38		1,900	5.00%	3 month LIBOR	(622,542)	(59,973)	(562,569)
Morgan Stanley Capital Services, Inc.(2)	12/17/38		1,900	5.00%	3 month LIBOR	(657,558)	(32,980)	(624,578)
Morgan Stanley Capital Services, Inc.(2)	06/17/19		3,500	4.00%	3 month LIBOR	(327,500)	56,152	(383,652)
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	AUD	6,300	5.00%	3 month Australian Bank Bill rate	19,719	9,393	10,326
Goldman Sachs Capital Markets, L.P.(1)	03/18/11	EUR	3,500	4.50%	6 month EURIBOR	236,357	(6,035)	242,392
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	GBP	1,600	5.00%	6 month LIBOR	213,094	11,227	201,867
Goldman Sachs Capital Markets, L.P.(1)	12/17/13	JPY	370,000	1.50%	6 month LIBOR	92,109	107,397	(15,288)
Morgan Stanley Capital Services, Inc.(1)	12/16/10	JPY	340,000	1.00%	6 month LIBOR	1,271	2,110	(839)
Morgan Stanley Capital Services, Inc.(1)	06/17/18	JPY	1,060,000	1.50%	6 month LIBOR	111,707	146,522	(34,815)

						$(985,675)	$220,443	$(1,206,118)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2009:

						Upfront	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(2)	Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (1)
Goldman Sachs Capital Markets, L.P.	12/20/18	$2,100	1.55%	Altria Group, Inc., 9.70%, due 11/10/18	$(72,799)	$—	$(72,799)
Goldman Sachs Capital Markets, L.P.	06/20/19	1,500	1.00%	Dow Jones CDX NA IG12 10Y	78,696	67,721	10,975

					$5,897	$67,721	$(61,824)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices — Long	$1,980,161,307	$5,228,173
Level 1 — Quoted Prices — Short	(42,448,958)	—
Level 2 — Other Significant Observable Inputs — Long	423,651,815	(532,104)
Level 2 — Other Significant Observable Inputs — Short	(3,796,834)	—
Level 3 — Significant Unobservable Inputs	1	—

Total	$2,357,567,331	$4,696,069

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(523)
Net purchases (sales)	524
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$1

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Commodity contracts	$767,684
Credit contracts	(61,824)
Equity contracts	699,948
Foreign exchange contracts	735,839
Interest rate contracts	692,175

Total	$2,833,822

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 109.0%

COMMON STOCKS — 59.0%

Aerospace & Defense — 1.9%
BAE Systems PLC (United Kingdom)	497,830	$2,389,361
Finmeccanica SpA (Italy)	1,110	13,818
General Dynamics Corp.	74,425	3,095,336
Honeywell International, Inc.	46,500	1,295,490
Lockheed Martin Corp.	75,384	5,203,758
MTU Aero Engines Holding AG (Germany)	15,600	365,611
Raytheon Co.	36,700	1,429,098
Rolls-Royce Group PLC (United Kingdom)*	384,692	1,622,800
Safran SA (France)	43,300	403,275
Thales SA (France)	5,400	204,759

		16,023,306

Agriculture
Chaoda Modern Agriculture Holdings Ltd. (Hong Kong)	518,076	308,770

Airlines — 0.5%
Air New Zealand Ltd. (New Zealand)	362,700	186,211
Deutsche Lufthansa AG (Germany)	22,600	245,316
Qantas Airways Ltd. (Australia)	376,200	454,562
Ryanair Holdings PLC, ADR (Ireland)*(a)	47,337	1,093,958
Singapore Airlines Ltd. (Singapore)	75,000	494,617
Southwest Airlines Co.	319,000	2,019,270

		4,493,934

Auto/Trucks Parts & Equipment — 0.1%
Calsonic Kansei Corp. (Japan)	89,000	81,564
Compagnie Generale des Establissements Michelin (Class B Stock) (France)	6,200	230,069
GKN PLC (United Kingdom)	150,700	147,578
Keihin Corp. (Japan)	49,300	534,747
Nifco, Inc. (Japan)	20,600	224,929

		1,218,887

Automobile Manufacturers — 0.2%
Daimler AG (Germany)	8,700	220,543
Fuji Heavy Industries Ltd. (Japan)	700	2,330
Honda Motor Co. Ltd. (Japan)	12,600	299,953
Nissan Motor Co. Ltd. (Japan)	81,800	295,652
Sumitomo Electric Industries Ltd. (Japan)	59,600	502,171
Toyota Motor Corp. (Japan)	8,600	273,169
Valeo SA (France)	4,900	71,644

		1,665,462

Banks — 0.6%
Bank of America Corp.	446,600	3,045,815
Bank Rakyat Indonesia (Indonesia)	1,264,000	460,715
BNP Paribas (France)	8,000	330,769
Standard Chartered PLC (United Kingdom)	123,820	1,539,444

		5,376,743

Beverages — 0.2%
Coca-Cola Co. (The)	38,950	1,711,852

Biotechnology — 0.5%
Amgen, Inc.*	36,600	1,812,432
Genzyme Corp.*	6,821	405,099
Gilead Sciences, Inc.*(a)	40,121	1,858,405

		4,075,936

Broadcasting — 0.2%
Liberty Media Corp. — Entertainment (Class A Stock)*	66,000	1,316,700

Building Materials — 0.3%
Central Glass Co. Ltd. (Japan)	62,000	185,924
Ciments Francais SA (France)	5,400	394,882
CRH PLC (Ireland)	32,267	695,267
Holcim Ltd. (Switzerland)	15,200	541,875
Lafarge SA (France)	3,000	135,079
Sanwa Holdings Corp. (Japan)	144,000	405,417

		2,358,444

Business Services — 0.8%
Adecco SA (Switzerland)	9,900	309,446
MasterCard, Inc. (Class A Stock)(a)	37,031	6,201,952

		6,511,398

Capital Markets — 0.3%
Credit Suisse Group AG (Switzerland)	66,568	2,026,923
Deutsche Bank AG (Germany)	4,200	169,078

		2,196,001

Chemicals — 1.6%
Asahi Kasei Corp. (Japan)	146,000	530,270
BASF SE (Germany)	15,700	475,378
Clariant AG (Switzerland)*	65,900	255,310
Denki Kagaku Kogyo Kabushiki Kaisha (Japan)	157,000	284,710
Du Pont (E.I.) de Nemours & Co.	69,400	1,549,702
Kingboard Chemical Holdings Ltd. (Hong Kong)	196,500	404,005
Koninklijke DSM NV (Netherlands)	20,900	550,219
Nippon Shokubai Co. Ltd. (Japan)	64,000	403,873
Potash Corp. of Saskatchewan (Canada)	45,289	3,659,804
Praxair, Inc.	64,962	4,371,293
Solvay SA (Belgium)	9,600	672,805
Tessenderlo Chemie NV (Belgium)	8,700	264,698
Zeon Corp. (Japan)	118,000	320,561

		13,742,628

Clothing & Apparel — 0.2%
Fast Retailing Co. Ltd. (Japan)	6,800	778,596
Onward Holdings Co. Ltd. (Japan)	31,000	205,209

Yue Yuen Industrial Holdings Ltd. (Hong Kong)	199,500	455,665

		1,439,470

Commercial Banks — 0.4%
Banco Bilbao Vizcaya Argentaria SA (Spain)	56,890	461,820
Banco Espirito Santo SA (Portugal)	40,500	157,659
Banco Santander SA (Spain)	164,200	1,132,233
Credit Agricole SA (France)	13,100	144,668
Danske Bank A/S (Denmark)*	39,900	335,919
DnB NOR ASA (Norway)	85,000	382,615
Nordea Bank AB (Sweden)	38,800	193,542
Societe Generale (France)	11,300	442,890
Unione di Banche Italiane SCPA (Italy)	19,100	210,497
Verwaltungs und Privat Bank AG (Liechtenstein)	1,500	87,894

		3,549,737

Commercial Services — 1.4%
Capita Group PLC (The) (United Kingdom)	193,578	1,884,562
SGS SA (Switzerland)	1,013	1,063,459
Toppan Forms Co. Ltd. (Japan)	27,800	316,057
Visa, Inc. (Class A Stock)(a)	123,955	6,891,898
Waste Management, Inc.	57,200	1,464,320

		11,620,296

Computer Services & Software — 2.6%
Apple, Inc.*	53,316	5,604,578
Autonomy Corp. PLC (United Kingdom)*	73,493	1,376,135
Dell, Inc.*	192,600	1,825,848
Hitachi Information Systems Ltd. (Japan)	22,200	365,153
Iliad SA (France)	9,972	930,068
Infosys Technologies Ltd., ADR (India)	44,589	1,187,405
International Business Machines Corp.	62,075	6,014,447
Microsoft Corp.	229,100	4,208,567
NEC Fielding Ltd. (Japan)	20,600	207,562
TietoEnator Oyj (Finland)	39,200	406,755
Wincor Nixdorf AG (Germany)	8,600	389,740

		22,516,258

Computers
Cap Gemini SA (France)	10,500	337,877

Conglomerates
CITIC Pacific Ltd. (Hong Kong)	300	340

Construction — 0.1%
AMEC PLC (United Kingdom)	64,986	497,461

Consumer Products & Services — 0.9%
Avon Products, Inc.	81,800	1,573,014
Beiersdorf AG (Germany)	17,376	780,070
Electrolux AB (Class B Stock) (Sweden)*	32,600	255,822
Fisher & Paykel Apppliances Holdings Ltd. (Class H Stock) (New Zealand)	203,200	56,831
Fortune Brands, Inc.	59,200	1,453,360
Indesit Co. SpA (Italy)	27,510	67,434
Newell Rubbermaid, Inc.	162,400	1,036,112
Pacific Brands Ltd. (Australia)	319,300	54,534
Reckitt Benckiser Group PLC (United Kingdom)	56,691	2,130,366

		7,407,543

Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	196,900	608,986

Distribution/Wholesale — 0.1%
Li & Fung Ltd. (Hong Kong)	224,000	525,125
Marubeni Corp. (Japan)	64,301	202,518
Sumitomo Corp. (Japan)	55,800	484,874

		1,212,517

Diversified Financial Services — 0.7%
Hitachi Capital Corp. (Japan)	34,600	372,448
Redecard SA (Brazil)	22,200	269,013
Takefuji Corp. (Japan)	52,100	246,425
U.S. Bancorp	335,663	4,904,036

		5,791,922

Diversified Manufacturing — 0.6%
3M Co.	44,200	2,197,624
AGFA-Gevaert NV (Belgium)*	35,200	59,394
IMI PLC (United Kingdom)	112,600	438,241
Mitsubishi Corp. (Japan)	21,400	283,694
Tomkins PLC (United Kingdom)	267,500	465,382
Tyco International Ltd. (Switzerland)	84,400	1,650,864

		5,095,199

Diversified Operations
Davis Service Group PLC (United Kingdom)	20,300	76,241
Mitsui & Co. Ltd. (Japan)	31,200	317,843

		394,084

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	150,800	3,800,160
Verizon Communications, Inc.	46,800	1,413,360

		5,213,520

Electric
RWE AG (Germany)	3,900	273,638

Electric Utilities — 0.3%
Entergy Corp.	35,300	2,403,577

Electronic Components — 0.5%
Eizo Nanao Corp. (Japan)	13,400	217,492
Enel SpA (Italy)	140,800	675,781
Omron Corp. (Japan)	22,500	266,872
Ryosan Co. Ltd. (Japan)	17,800	372,062
Schneider Electric SA (France)	14,836	987,726
Spectris PLC (United Kingdom)	57,500	332,076
Tyco Electronics Ltd. (Bermuda)	129,400	1,428,576
Vestas Wind Systems A/S (Denmark)*	3,804	166,915

		4,447,500

Electronic Equipment & Instruments
Alps Electric Co. Ltd. (Japan)	36,700	126,872

Engineering/Construction — 0.4%
ABB Ltd. (Switzerland)*	99,856	1,393,931
Bouygues SA (France)	9,200	329,047
Kyowa Exeo Corp. (Japan)	17,000	138,835
Vinci SA (France)	30,092	1,117,650

WorleyParsons Ltd. (Australia)	26,206	330,257

		3,309,720

Entertainment & Leisure — 0.1%
Thomas Cook Group PLC (United Kingdom)	170,500	587,138

Equipment Services — 0.2%
BlueScope Steel Ltd. (Australia)	247,500	443,991
Downer EDI Ltd. (Australia)	181,900	562,307
Kyoei Steel Ltd. (Japan)	18,900	372,303

		1,378,601

Exchange Traded Funds — 8.9%
iShares Barclays Aggregate Bond Fund	142,100	14,418,887
iShares Barclays Intermediate Credit Bond Fund	40,000	3,766,400
iShares Barclays MBS Bond Fund	21,500	2,277,710
iShares Barclays TIPS Bond Fund	58,700	6,031,425
iShares iBoxx Investment Grade Corporate Bond Fund	34,900	3,284,788
iShares Russell 1000 Growth Index Fund	206,850	7,254,229
iShares Russell 1000 Value Index Fund	208,800	8,475,192
iShares Russell 2000 Index Fund	26,100	1,094,634
iShares S&P 500 Growth Index Fund	168,000	7,032,480
iShares S&P Global 100 Index Fund	181,200	7,655,700
iShares S&P Smallcap 600 Index Fund(a)	123,100	4,491,919
SPDR Trust, Series 1(a)	135,600	10,772,064

		76,555,428

Farming & Agriculture — 0.7%
AWB Ltd. (Australia)	248,700	213,003
Monsanto Co.	73,889	6,140,176

		6,353,179

Financial — Bank & Trust — 0.8%
Australia & New Zealand Banking Group Ltd. (Australia)	49,700	543,089
Banco Popolare Scarl (Italy)	19,500	89,641
Barclays PLC (United Kingdom)	104,500	221,913
China Merchants Bank Co. Ltd. (Class H Stock) (China)	385,000	670,802
Dexia SA (Belgium)	14,400	49,743
Fifth Third Bancorp	132,700	387,484
Governor & Co. of the Bank of Ireland (The) (Ireland)	71,900	49,674
Itau Unibanco Banco Multiplo SA, ADR (Brazil)	66,162	719,842
Morgan Stanley	29,400	669,438
National Australia Bank Ltd. (Australia)	50,400	703,553
State Street Corp.(a)	56,800	1,748,304
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	94,000	363,948
Svenska Handelsbanken AB (Class A Stock) (Sweden)	50,500	715,776
Wells Fargo & Co.(a)	23,700	337,488

		7,270,695

Financial Services — 3.2%
Alpha Bank A.E. (Greece)*	12,800	84,691
American Express Co.	99,500	1,356,185
Ameriprise Financial, Inc.	81,600	1,671,984
Bank of New York Mellon Corp. (The)	43,300	1,223,225
BM&FBOVESPA SA (Brazil)	133,706	406,349
Citigroup, Inc.,	8,600	235,210
Goldman Sachs Group, Inc. (The)(a)	63,159	6,696,117
H&R Block, Inc.	88,200	1,604,358
JPMorgan Chase & Co.(a)	376,878	10,017,417
Macquarie Group Ltd. (Australia)	38,200	719,311
Noble Group Ltd. (Hong Kong)	1,063,000	832,062
Pargesa Holding SA (Switzerland)	5,800	308,012
Pohjola Bank PLC (Finland)	18,800	110,901
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,000	352,114
Western Union Co. (The)	132,000	1,659,240

		27,277,176

Foods — 0.9%
CSM NV (Netherlands)	20,700	241,688
Dairy Crest Group PLC (United Kingdom)	74,700	282,159
East Asiatic Co. Ltd. A/S (Denmark)	10,000	282,715
Greggs PLC (United Kingdom)	4,400	217,809
Kraft Foods, Inc. (Class A Stock)	45,800	1,020,882
Marston’s PLC (United Kingdom)	193,200	374,929
Metro AG (Germany)	16,400	541,459
Nestle SA (Switzerland)*	59,504	2,011,521
Suedzucker AG (Germany)	12,500	240,975
Tate & Lyle PLC (United Kingdom)	119,300	445,916
Woolworths Ltd. (Australia)	94,901	1,647,164

		7,307,217

Gas Distribution
Centrica PLC (United Kingdom)	93,600	305,871

Hand/Machine Tools — 0.1%
Schindler Holding AG (Switzerland)	14,500	684,683

Healthcare-Products — 0.1%
Boston Scientific Corp.*	102,800	817,260

Home Furnishings — 0.1%
Alpine Electronics, Inc. (Japan)	12,900	84,332
Panasonic Corp. (Japan)	29,700	327,853
SEB SA (France)	9,100	246,521

		658,706

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	256,370	13,990,111

Wynn Resorts Ltd.*(a)	48,586	970,262

		14,960,373

Industrial Conglomerates — 0.3%
General Electric Co.	277,200	2,802,492

Industrial Products — 0.1%
Alstom SA (France)	23,599	1,222,325

Instruments — Controls
Rotork PLC (United Kingdom)	31,200	381,416

Insurance — 1.4%
Aegon NV (Netherlands)	49,800	193,465
Allianz SE (Germany)	7,000	588,332
Amlin PLC (United Kingdom)	96,114	474,406
Aviva PLC (United Kingdom)	49,100	152,350
Baloise Holding AG (Switzerland)	9,500	607,990
Beazley Group PLC (United Kingdom)	179,800	221,867
Brit Insurance Holdings PLC (United Kingdom)	85,270	220,840
China Life Insurance Co. Ltd. (Class H Stock) (China)	371,000	1,220,224
Fondiaria SAI SpA (Italy)	14,900	174,207
Hannover Rueckversicherung AG (Germany)	7,300	232,771
Hartford Financial Services Group, Inc. (The)	29,800	233,930
Hiscox Ltd. (United Kingdom)	60,800	269,567
ING Groep NV, ADR (Netherlands)	42,700	235,435
Irish Life & Permanent PLC (Ireland)	48,500	70,881
Legal & General Group PLC (United Kingdom)	384,600	237,292
Marsh & McLennan Cos., Inc.	148,800	3,013,200
Muenchener Rueckversicherungs AG (Germany)	4,700	573,239
Old Mutual PLC (United Kingdom)	191,100	142,309
QBE Insurance Group Ltd. (Australia)	117,059	1,570,348
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	120,800	225,501
Swiss Reinsurance Co. (Switzerland)	18,400	301,305
Zurich Financial Services AG (Switzerland)	5,000	791,092

		11,750,551

Internet — 0.6%
Google, Inc. (Class A Stock)*	13,614	4,738,489

Iron / Steel
JFE Holdings, Inc. (Japan)	15,400	339,928

Leisure Equipment — 0.2%
Nintendo Co. Ltd. (Japan)	7,100	2,076,976

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.	61,100	1,684,527

Machinery & Equipment — 0.1%
Georg Fischer AG (Switzerland)*	1,700	199,227
Rieter Holding AG (Switzerland)	1,700	182,500
Weg SA (Brazil)	48,800	241,923

		623,650

Media — 1.1%
British Sky Broadcasting Group PLC (United Kingdom)	197,248	1,226,892
Cablevision Systems Corp. (Class A Stock)(a)	114,100	1,476,454
Jupiter Telecommunications Co. Ltd. (Japan)	1,688	1,127,618
Naspers Ltd. (Class N Stock) (South Africa)	42,000	709,422
New York Times Co. (The) (Class A Stock)(a)	70,700	319,564
Time Warner Cable, Inc.(a)	50,701	1,257,384
Time Warner, Inc.(a)	127,800	2,466,546
Trinity Mirror PLC (United Kingdom)	126,600	47,684
Viacom, Inc. (Class B Stock)*	30,200	524,876
WPP PLC (United Kingdom)	54,000	304,309

		9,460,749

Media & Entertainment
Lagardere SCA (France)	9,700	272,376

Medical Supplies & Equipment — 1.2%
Covidien Ltd. (Bermuda)	67,100	2,230,404
Johnson & Johnson	109,621	5,766,065
Synthes, Inc.	10,062	1,120,848
Takeda Pharmaceutical Co. Ltd. (Japan)	21,300	738,994

		9,856,311

Metals & Mining — 0.7%
Agnico-Eagle Mines Ltd. (Canada)(a)	10,912	621,111
Alcoa, Inc.(a)	106,300	780,242
BHP Billiton PLC, ADR (United Kingdom)(a)	55,900	2,210,845
Centennial Coal Co. Ltd. (Australia)	157,200	221,582
Mitsui Mining & Smelting Co. Ltd. (Japan)*	194,000	322,768
Nippon Light Metal Co. Ltd. (Japan)*	394,000	290,396
Norddeutsche Affinerie AG (Germany)	7,900	200,578
Rautaruukki Oyj (Finland)	7,600	121,775
ThyssenKrupp AG (Germany)	32,900	575,675
Vedanta Resources PLC (United Kingdom)	79,162	767,267

		6,112,239

Multimedia — 0.1%
Vivendi (France)	28,400	751,817

Office Equipment — 0.1%
OCE NV (Netherlands)	37,500	111,653
Ricoh Co. Ltd. (Japan)	42,000	507,860

		619,513

Oil & Gas — 2.4%
Baker Hughes, Inc.	81,600	2,329,680
Cairn Energy PLC (United Kingdom)*	17,906	558,808
ENI SpA (Italy)	31,300	607,977
Exxon Mobil Corp.	90,950	6,193,695
Murphy Oil Corp.	59,950	2,683,961

NiSource, Inc.	77,100	755,580
Norsk Hydro ASA (Norway)	16,000	60,474
StatoilHydro ASA (Norway)	20,500	362,705
Total SA (France)	16,000	795,568
Total SA, ADR (France)(a)	101,150	4,962,419
Tullow Oil PLC (United Kingdom)	112,043	1,290,937

		20,601,804

Oil, Gas & Consumable Fuels — 4.0%
BG Group PLC (United Kingdom)	153,055	2,316,886
BP PLC (United Kingdom)	329,900	2,231,869
Chevron Corp.	84,750	5,698,590
China Oilfield Services Ltd. (Class H Stock) (China)	652,000	516,728
CNOOC Ltd. (Hong Kong)	808,000	811,926
Cosmo Oil Co. Ltd. (Japan)	99,000	301,374
Nippon Oil Corp. (Japan)	120,000	597,913
Petrofac Ltd. (United Kingdom)	58,157	446,437
Petroleo Brasileiro SA (PRFC Shares) (Brazil)	67,686	835,079
Petroleo Brasileiro SA, ADR (Brazil)(a)	150,595	4,588,630
Repsol YPF SA (Spain)	35,700	618,028
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	116,300	2,554,815
Royal Dutch Shell PLC, ADR (United Kingdom)	49,650	2,199,495
Saipem SpA (Italy)	55,320	984,878
Schlumberger Ltd. (Netherlands)	17,900	727,098
Sunoco, Inc.(a)	31,200	826,176
Transocean Ltd.*	133,516	7,856,081

		34,112,003

Paper & Forest Products — 0.1%
DS Smith PLC (United Kingdom)	107,300	76,979
International Paper Co.	125,600	884,224

		961,203

Pharmaceuticals — 3.9%
Abbott Laboratories	44,951	2,144,163
Actelion Ltd. (Switzerland)*	18,506	844,581
Astellas Pharma, Inc. (Japan)	29,800	922,195
AstraZeneca PLC (United Kingdom)	45,400	1,596,628
GlaxoSmithKline PLC (United Kingdom)	35,200	549,258
H. Lundbeck A/S (Denmark)	27,870	474,745
Merck & Co., Inc.(a)	116,800	3,124,400
Novartis AG (Switzerland)	18,000	681,226
Novo Nordisk A/S (Class B Stock) (Denmark)	45,527	2,180,385
Pfizer, Inc.	150,500	2,049,810
Qaigen NV (Netherlands)*	53,114	849,632
Roche Holding AG (Switzerland)	16,484	2,261,970
Roche Holding AG, ADR (Switzerland)(a)	64,669	2,224,614
Sanofi-Aventis SA (France)	29,000	1,632,880
Schering-Plough Corp.	204,766	4,822,239
Terumo Corp. (Japan)	22,400	832,064
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	54,432	2,452,162
Wyeth	86,750	3,733,720

		33,376,672

Pipelines — 0.2%
Spectra Energy Corp.(a)	148,200	2,095,548

Real Estate — 0.2%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	25,835	356,006
St. Joe Co. (The)*(a)	60,100	1,006,074

		1,362,080

Retail & Merchandising — 3.2%
Aoyama Trading Co. Ltd. (Japan)	24,600	324,772
Circle K Sunkus Co. Ltd. (Japan)	23,300	332,163
Costco Wholesale Corp.	73,251	3,392,986
CVS Caremark Corp.	156,304	4,296,797
Hennes & Mauritz AB (Class B Stock) (Sweden)	18,950	712,406
Inditex SA (Spain)	31,700	1,236,126
NIKE, Inc. (Class B Stock)	98,593	4,623,026
Plenus Co. Ltd. (Japan)	29,700	454,952
Rallye SA (France)	14,900	268,041
Shoppers Drug Mart Corp. (Canada)	44,776	1,539,175
Tim Hortons, Inc. (Canada)	21,587	554,913
UNY Co. Ltd. (Japan)	39,000	309,229
Wal-Mart Stores, Inc.	142,822	7,441,026
Yum! Brands, Inc.	60,905	1,673,669

		27,159,281

Semiconductors — 0.1%
Analog Devices, Inc.	39,400	759,238
STMicroelectronics NV (Switzerland)	42,100	211,879

		971,117

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	57,600	866,880
MediaTek, Inc. (Taiwan)	79,000	743,680

		1,610,560

Specialty Retail — 0.9%
Home Depot, Inc. (The)	185,800	4,377,448
Lowe’s Cos., Inc.	161,196	2,941,827

		7,319,275

Steel Producers/Products
Voestalpine AG (Austria)	6,000	78,520

Telecommunications — 2.0%
BT Group PLC (United Kingdom)	444,100	498,301
France Telecom SA (France)	33,200	756,480
KDDI Corp. (Japan)	110	518,006
MobileOne Ltd. (Singapore)	153,900	151,020
MTN Group Ltd. (South Africa)	102,688	1,138,268
Nippon Telegraph & Telephone Corp. (Japan)	18,100	690,781
NTT DoCoMo, Inc. (Japan)	500	681,218
Portugal Telecom SGPS SA (Portugal)	75,500	584,805
QUALCOMM, Inc.	114,087	4,439,125
Qwest Communications International, Inc.(a)	194,600	665,532
Swisscom AG (Switzerland)	2,800	786,524

Telecom Italia SpA (Italy)	608,600	785,139
Telefonica SA (Spain)	166,193	3,316,485
Vodafone Group PLC (United Kingdom)	1,108,108	1,951,678

		16,963,362

Tobacco — 0.2%
Altria Group, Inc.(a)	66,400	1,063,728
Philip Morris International, Inc.	29,300	1,042,494

		2,106,222

Transportation — 1.5%
Canadian National Railway Co. (Canada)(a)	34,224	1,213,241
Go-Ahead Group PLC (United Kingdom)	21,712	342,687
Neptune Orient Lines Ltd. (Singapore)	150,000	116,591
Nippon Express Co. Ltd. (Japan)	95,000	299,385
Norfolk Southern Corp.	65,254	2,202,322
Seino Holdings Corp. (Japan)	47,000	227,326
Union Pacific Corp.(a)	209,474	8,611,476

		13,013,028

Utilities — 0.9%
Drax Group PLC (United Kingdom)	57,400	425,389
E.ON AG (Germany)	81,573	2,266,188
Endesa SA (Spain)	11,400	213,257
Iberdrola Renovables SA (Spain)*	261,253	1,082,957
Illinois Tool Works, Inc.	85,500	2,637,675
Pinnacle West Capital Corp.(a)	51,200	1,359,872

		7,985,338

Wireless Telecommunication Services — 0.2%
Sprint Nextel Corp.*	437,800	1,562,946

TOTAL COMMON STOCKS (cost $696,176,182)		505,375,223

PREFERRED STOCKS — 0.1%
Diversified Financial Services
SLM Corp.	1,800	14,706

Financial — Bank & Trust — 0.1%
Wells Fargo & Co.(a)	28,975	451,141

TOTAL PREFERRED STOCKS (cost $570,871)		465,847

	Units
RIGHTS *
Building Materials
CRH PLC, expiring 04/08/09 (Ireland)	8,202	178,714

Chemicals
Koninklijke DSM NV, expiring 04/21/09 (Netherlands)
Diversified Financial Services	20,900	—

Fortis, expiring 03/09/14 (Belgium)	11,700	—

Insurance
Beazley Group PLC, expiring 04/03/09 (United Kingdom)	45,768	33

TOTAL RIGHTS (cost $88,814)		178,747

	Units
WARRANTS *
Commercial Banks
Banco Espirito Santo SA, expiring 04/07/09 (Portugal)	1,900	3,029

Financial Services
Pohjola Bank PLC , expiring 04/24/09 (Finland)	18,800	25,478

TOTAL WARRANTS (cost $71,500)		28,507

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 14.1%

Advertising
Omnicom Group, Inc.,
Gtd. Notes
5.90%	04/15/16	Baa1	$200	170,747

Aerospace
Goodrich Corp.,
Sr. Unsec’d. Notes
6.29%	07/01/16	Baa2	100	100,141

Airlines
Southwest Airlines Co.,
Sr. Unsec’d. Notes
6.50%	03/01/12	Baa1	100	96,570

Automotive Parts — 0.5%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2	1,500	1,489,137
6.95%	06/15/16	Baa2	2,400	2,353,603

				3,842,740

Banks — 1.4%
American Express Bank FSB,
Sr. Unsec’d. Notes
0.584%(c)	06/12/09	A1	500	494,041

0.653%(c)	05/29/12	A1		200	153,126
5.50%	04/16/13	A1		2,600	2,242,479
6.00%	09/13/17	A1		300	252,509
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.00%	09/13/17	A1		3,200	2,693,434
Bank of America Corp.,
Jr. Sub. Notes
8.125%(c)	12/29/49	B3		2,300	943,207
Sr. Unsec’d. Notes
1.42%(c)	10/14/16	A2		500	315,098
5.65%	05/01/18	A2		2,700	2,252,529
Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	300	207,776
4.75%(c)	05/23/17	A3	EUR	600	424,225
BNP Paribas,
Jr. Sub. Notes, 144A (France) (original cost $193,026; purchased 11/28/06)(f)(g)
5.186%(c)	06/29/49	Aa3		200	82,086
JPMorgan Chase Bank NA,
Jr. Sub. Notes
4.375%(c)	11/30/21	Aa2	EUR	600	503,514
Sub. Notes
6.00%	10/01/17	Aa2		1,500	1,406,064
Rabobank Capital Funding Trust,
Gtd. Notes, 144A (original cost $195,166; purchased 12/15/06)(f)(g)
5.254%(c)	12/29/49	Aa2		200	90,000

					12,060,088

Biotechnology
Amgen, Inc.,
Sr. Unsec’d. Notes
6.15%	06/01/18	A3		100	105,577

Building Materials — 0.1%
Masco Corp.,
Sr. Unsec’d. Notes
6.125%	10/03/16	Ba1		1,000	641,777

Capital Markets — 0.2%
Deutsche Bank AG,
Sr. Unsec’d. Notes (Germany)
4.875%	05/20/13	Aa1		1,300	1,275,118

Chemicals — 0.1%
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
6.00%	10/01/15	Baa3		1,000	777,422

Commercial Banks — 0.1%
HBOS Capital Funding LP,
Bank Gtd. Notes (United Kingdom)
9.54%(c)	03/31/49	Baa2	GBP	200	91,213
HBOS PLC,
Sr. Sub. Notes, 144A (United Kingdom) (original cost $1,195,008; purchased 05/15/08)(f)(g)
6.75%	05/21/18	Baa1		1,200	925,680
Lloyds Banking Group PLC,
Jr. Sub. Notes, 144A (United Kingdom) (original cost $686,035; purchased 05/10/07)(f)(g)
5.92%	09/29/49	Baa2		700	126,000

					1,142,893

Computer Services & Software — 0.1%
Computer Sciences Corp.,
Sr. Unsec’d. Notes, 144A (original cost $1,000,220; purchased 05/15/08)(f)(g)
5.50%	03/15/13	Baa1		1,000	970,874

Construction
DR Horton, Inc.,
Gtd. Notes
6.00%	04/15/11	Ba3		100	92,500

Consumer Products & Services
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.00%	05/01/10	Baa3		100	96,435

Containers & Packaging — 0.1%
Rexam PLC,
Sr. Unsec’d. Notes, 144A (United Kingdom) (original cost $497,815; purchased 05/28/08)(f)(g)
6.75%	06/01/13	Baa3		500	433,770
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A (original cost $98,058; purchased 10/19/06)(f)(g)
5.625%	07/15/13	Baa3		100	86,036

					519,806

Diversified Financial Services — 0.9%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A (original cost $104,671; purchased 04/04/07)(f)(g)
6.40%	12/15/11	Baa2		100	106,001
El Paso Performance-Linked Trust,
Sr. Unsec’d. Notes, 144A (original cost $212,500; purchased 03/15/07)(f)(g)
7.75%	07/15/11	Ba3		200	191,713
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
7.25%	10/25/11	Caa1		450	320,380
7.80%	06/01/12	Caa1		50	33,886
GATX Financial Corp.,
Sr. Unsec’d. Notes
5.125%	04/15/10	Baa1		100	94,615
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.151%(c)	05/22/13	Aa2		300	240,528
5.625%	09/15/17	Aa2		2,000	1,752,924
Sub. Notes, 144A(f)(g)
(original cost $1,397,325; purchased 08/30/07)
6.50%(c)	09/15/37	Aa1	GBP	700	381,669
(original cost $798,471; purchased 08/30/07)
6.50%(c)	09/15/67	Aa3	GBP	400	218,096
GMAC LLC,
Sr. Unsec’d. Notes
2.488%(c)	05/15/09	C		1,400	1,330,000
ORIX Corp.,
Unsub. Notes (Japan)
5.48%	11/22/11	A3		100	68,138

Petroleum Export Ltd.,
Sr. Sec’d. Notes (Cayman Islands)(g)
5.265%	06/15/11	Baa1		2,269	1,928,903
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A (original cost $598,300; purchased 09/17/07)(f)(g)
5.10%(c)	08/20/09	Baa2		600	600,159
SMFG Preferred Capital USD 1 Ltd.,
Sub. Notes, 144A (original cost $200,000; purchased 12/13/06)(f)(g)
6.078%(c)	12/25/49	A2		200	122,374

					7,389,386

Diversified Operations — 0.1%
EnCana Holdings Finance Corp.,
Gtd. Notes (Canada)
5.80%	05/01/14	Baa2		100	98,543
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A (Netherlands) (original cost $300,000; purchased 08/09/06)(f)(g)
1.288%(c)	08/14/09	A1		300	298,710

					397,253

Education — 0.1%
President & Fellows of Harvard College,
Bonds, 144A (original cost $398,540; purchased 12/05/08)(f)(g)
6.50%	01/15/39	Aaa		400	446,812

Electric — 0.3%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
5.25%	06/01/15	Baa2		1,300	1,216,197
Consumers Energy Co.,
First Mortgage
5.00%	02/15/12	Baa1		200	199,050
FirstEnergy Corp.,
Sr. Unsec’d. Notes
6.45%	11/15/11	Baa3		100	100,091
NiSource Finance Corp.,
Gtd. Notes
6.80%	01/15/19	Baa3		1,000	803,855
NRG Energy, Inc.,
Gtd. Notes
7.375%	01/15/17	B1		500	465,000

					2,784,193

Financial — Bank & Trust — 2.4%
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand) (original cost $2,297,838; purchased 07/09/08)(f)(g)
6.20%	07/19/13	Aa2		2,300	2,217,814
Barclays Bank PLC, (United Kingdom)
Jr. Sub. Notes, MTN
8.25%(c)	12/15/49	Baa1	GBP	200	143,484
Sr. Unsec’d. Notes
5.45%	09/12/12	Aa3		800	809,954
Sub. Notes, 144A(f)(g) (original cost $3,500,000; purchased 04/18/08)
7.70%(c)	04/29/49	Baa1		3,500	1,537,795
Caisse Nationale des Caisses d’ Epargne et de Prevoyance,
Jr. Sub. Notes, MTN (France)
6.117%(c)	10/29/49	A2	EUR	300	91,674
Export-Import Bank of Korea,
Notes (South Korea)
1.351%(c)	06/01/09	A2		500	499,249
Sr. Unsec’d. Notes, MTN (Korea)
5.75%	05/22/13	A2	EUR	300	330,623
ING Bank NV,
Gtd. Notes, 144A (Netherlands) (original cost $898,263; purchased 03/12/09)(f)(g)
3.90%	03/19/14	Aaa		900	906,048
Investec Bank AU Ltd.,
Gov`t. Gtd. Notes (Australia)
5.00%	02/17/14	NR	AUD	1,100	742,488
Kreditanstalt fuer Wiederaufbau,
Gtd. Notes (Germany)
5.25%	07/04/12	Aaa	EUR	1,000	1,435,587
Lloyds TSB Bank PLC,
Gov`t. Gtd. Notes, 144A (United Kingdom) (original cost $1,199,280; purchased 03/25/09)(f)(g)
2.80%	04/02/12	Aaa		1,200	1,202,856
Mizuho Financial Group Cayman Ltd.,
Bank Gtd. Notes (Cayman Islands)
8.375%	12/29/49	A1		700	545,440
Morgan Stanley,
Sr. Unsec’d. Notes
1.574%(c)	10/15/15	A2		100	71,048
6.75%	04/15/11	A2		500	500,385
Sr. Unsec’d. Notes, MTN
1.184%(c)	01/15/10	A2		1,600	1,539,362
6.00%	04/28/15	A2		1,500	1,416,177
6.625%	04/01/18	A2		2,100	2,002,365
National Australia Bank Ltd.,
Sub. Notes, MTN (Australia)
1.462%(c)	06/29/16	Aa2		300	241,666
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes (United Kingdom)
7.092%(c)	10/29/49	Ba2	EUR	100	27,901
9.118%	03/31/49	Ba3		500	245,000
Santander Perpetual SA Unipersonal,
Bank Gtd. Notes, 144A (Spain) (original cost $300,000; purchased 10/18/07)(f)(g)
6.671%(c)	10/29/49	Aa2		300	165,000
Santander US Debt SA Unipersonal,
Bank Gtd. Notes, 144A (Spain) (original cost $200,000; purchased 11/21/06)(f)(g)
1.331%(c)	11/20/09	Aa1		200	197,919
State Street Capital Trust III,
Gtd. Notes
8.25%(c)	03/15/42	A2		1,000	592,000
State Street Capital Trust IV,
Gtd. Notes
2.32%(c)	06/15/37	A2		300	117,708
Suncorp-Metway Ltd.,
Gtd. Notes (Australia)
4.00%	01/16/14	Aaa	GBP	700	1,011,408
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN (Canada)
5.375%	05/14/15	Aaa	EUR	500	678,691
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.375%	01/31/13	A1		500	466,025

Wells Fargo Capital XIII,
Gtd. Notes
7.70%(c)	12/29/49	A3		100	47,631
Westpac Banking Corp.,
Gtd. Notes (Australia)
4.00%	03/19/12	Aaa	AUD	600	412,790

					20,196,088

Financial Services — 4.2%
American Express Co.,
Sr. Unsec’d. Notes
7.00%	03/19/18	A2		1,220	1,076,213
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.92%(c)	05/27/10	A1		600	566,393
5.875%	05/02/13	A1		400	351,191
American General Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.90%	12/15/17	Baa2		4,400	1,542,143
American Honda Finance Corp.,
Notes, 144A, MTN (original cost $1,600,000; purchased 06/16/08)(f)(g)
2.038%(c)	06/20/11	A1		1,600	1,591,443
Bear Stearns Cos. LLC (The),
Sr. Unsec’d. Notes
7.25%	02/01/18	Aa3		100	103,271
Bear Stearns Cos., Inc. (The),
Sr. Unsec’d. Notes, MTN
6.95%	08/10/12	Aa3		300	305,510
Capital One Financial Corp.,
Sr. Unsec’d. Notes
6.75%	09/15/17	Baa1		600	500,596
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.976%(c)	06/24/11	A2		1,500	1,411,886
Citigroup Capital XXI,
Gtd. Notes
8.30%(c)	12/21/57	Baa3		2,000	962,992
Citigroup Finance Canada, Inc.,
Gtd. Notes, MTN (Canada) (original cost $397,797; purchased 05/14/08)(f)(g)
5.50%	05/21/13	A3	CAD	400	270,825
Citigroup Funding, Inc.,
Gtd. Notes, MTN
0.523%(c)	04/23/09	A3		500	498,820
Citigroup, Inc.,
FDIC Gtd. Notes
2.125%	04/30/12	Aaa		1,400	1,404,715
Jr. Sub. Notes
8.40%(c)	04/29/49	Ca		3,200	1,808,448
Sr. Unsec’d. Notes
1.336%(c)	05/18/11	A3		200	161,499
1.698%(c)	06/28/13	A3		600	556,977
5.50%	04/11/13	A3		1,300	1,142,144
6.125%	11/21/17	A3		1,900	1,647,311
Credit Suisse USA, Inc.,
Gtd. Notes
1.331%(c)	11/20/09	Aa1		100	98,750
GE Capital UK Funding,
Gtd. Notes, MTN (Ireland)
6.00%	04/11/13	Aa2	GBP	1,400	1,858,980
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.532%(c)	06/28/10	A1		300	286,360
5.95%	01/18/18	A1		3,200	2,905,085
6.15%	04/01/18	A1		700	639,393
Sub. Notes
6.75%	10/01/37	A2		2,900	1,961,389
HSBC Capital Funding LP,
Bank Gtd. Notes, 144A (original cost $785,309; purchased 05/09/07)(f)(g)
9.547%(c)	12/29/49	A3		700	477,661
HSBC Finance Corp.,
Sr. Unsec’d. Notes
1.193%(c)	10/21/09	A3		100	94,521
HSBC Financial Corp. Ltd.,
Gtd. Notes, MTN (Canada)
2.896%(c)	05/03/12	A3	CAD	200	155,338
International Lease Finance Corp.,
Sr. Unsec’d. Notes
1.483%(c)	04/20/09	Baa2		100	98,716
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
6.00%	01/15/18	Aa3		500	505,042
Sr. Unsec’d. Notes, MTN
1.302%(c)	06/25/10	Aa3		400	390,570
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes, MTN
2.95%	05/25/10	NR		200	24,000
2.82%	11/16/09	NR		400	48,000
5.625%	01/24/13	NR		4,800	576,000
6.875%	05/02/18	NR		1,100	132,000
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18	A2		3,900	3,050,163
Sr. Unsec’d. Notes
1.346%(c)	12/04/09	A2		400	384,194
National Rural Utilities Cooperative Finance Corp.,
Sr. Sec’d. Notes
1.983%(c)	07/01/10	A1		200	196,182
Pearson Dollar Finance PLC,
Gtd. Notes, 144A (United Kingdom) (original cost $998,160; purchased 04/29/08)(f)(g)
6.25%	05/06/18	Baa1		1,000	868,757
TNK-BP Finance SA,
Gtd. Notes (Luxembourg)
7.50%	07/18/16	Baa2		1,750	1,242,500
UBS AG (Switzerland),
Sr. Unsec’d. Notes
5.875%	12/20/17	Aa2		1,000	860,091
Sr. Unsec’d. Notes, MTN
5.75%	04/25/18	Aa2		3,800	3,178,525

Western Union Co. (The),
Gtd. Notes
5.93%	10/01/16	A3		100	92,705

					36,027,299

Foods
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.25%	06/01/12	Baa2		100	105,514
Tate & Lyle International Finance PLC,
Gtd. Notes, 144A (United Kingdom) (original cost $102,333; purchased 02/21/07)(f)(g)
6.125%	06/15/11	Baa3		100	96,158

					201,672

Healthcare Services — 0.1%
HCA, Inc.,
Sr. Sec’d. Notes
9.25%	11/15/16	B2		500	455,000
Roche Holdings, Inc.,(f)(g)
Gtd. Notes, 144A
(original cost $500,000; purchased 02/20/09)
3.249%(c)	02/25/11	A2		500	499,112
(original cost $194,556; purchased 02/18/09)
7.00%	03/01/39	A2		200	209,284

					1,163,396

Healthcare-Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
6.00%	06/15/11	Ba1		100	97,000

Hotels & Motels
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
6.75%	05/15/18	Ba1		600	396,000

Insurance — 0.6%
Allstate Life Global Funding Trusts,
Notes, MTN
5.375%	04/30/13	A1		800	773,818
American International Group, Inc.,
Jr. Sub. Debs., 144A (original cost $1,201,590; purchased 05/13/08 - 05/20/08)(f)(g)
8.175%(c)	05/15/58	Ba2		1,200	102,241
Jr. Sub. Notes
4.875%(c)	03/15/67	Ba2	EUR	100	7,972
Jr. Sub. Notes, 144A (original cost $2,001,169; purchased 05/15/08)(f)(g)
8.00%(c)	05/22/38	Ba2	EUR	1,300	189,990
Sr. Unsec’d. Notes, 144A (original cost $2,000,000; purchased 08/13/08)(f)(g)
8.25%	08/15/18	A3		2,000	855,792
Sr. Unsec’d. Notes, MTN
5.85%	01/16/18	A3		500	195,752
Berkshire Hathaway Finance Corp.,
Gtd. Notes
5.00%	08/15/13	Aa2		200	205,670
Genworth Financial, Inc.,
Sr. Unsec’d. Notes, MTN
6.515%	05/22/18	Baa3		1,000	321,398
Liberty Mutual Group, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $969,190; purchased 06/03/08)(f)(g)
5.75%	03/15/14	Baa2		1,000	770,688
Marsh & McLennan Cos., Inc.
Sr. Unsec’d. Notes
5.75%	09/15/15	Baa2		1,000	891,607
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A(f)(g)
(original cost $190,698; purchased 06/26/08)
1.57%(c)	03/15/12	Aa2		200	159,494
(original cost $600,000; purchased 04/07/08)
1.635%(c)	04/13/09	Aa2		600	599,238
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.30%	04/24/13	Aa3		500	459,343

					5,533,003

Lodging
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)
8.00%	05/15/10	Ba2		200	170,000

Media — 0.1%
Time Warner, Inc.,
Gtd. Notes
1.461%(c)	11/13/09	Baa2		1,000	981,326

Medical Supplies & Equipment — 0.3%
Covidien International Finance SA,
Gtd. Notes, 144A (Luxembourg)
6.00%	10/15/17	Baa1		2,000	2,028,452
McKesson Corp.,
Sr. Unsec’d. Notes
5.70%	03/01/17	Baa3		100	94,635

					2,123,087

Metals & Mining — 0.5%
Alcoa, Inc.,
Sr. Unsec’d. Notes
6.00%	01/15/12	Baa3		1,000	871,646
6.00%	07/15/13	Baa3		1,000	798,165
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.125%	03/29/12	A1		300	305,046
Codelco, Inc.,
Unsec’d. Notes (Chile)
6.15%	10/24/36	A1		750	693,116
Falconbridge Ltd.,
Sr. Unsec’d. Notes (Canada)
5.375%	06/01/15	Baa2		1,200	844,860
7.35%	06/05/12	Baa2		100	86,726
Rio Tinto Alcan, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	03/15/11	BBB		100	97,669
Vale Overseas Ltd.,
Gtd. Notes	01/17/34	Baa2		750	742,046

8.25%					4,439,274

Multimedia — 0.1%
Vivendi,
Notes, 144A (France) (original cost $982,160; purchased 04/18/08)(f)(g)
5.75%	04/04/13	Baa2		1,000	934,621

Oil, Gas & Consumable Fuels — 0.5%
Gaz Capital SA,
Sec’d. Notes (Luxembourg)
5.875%	06/01/15	Baa1	EUR	1,500	1,474,750

Petronas Capital Ltd.,
Gtd. Notes (Malaysia)
7.875%	05/22/22	A1	500	545,621
Ras Laffan Liquefied Natural Gas Co. Ltd. II,
Bonds, 144A(g)
5.298%	09/30/20	Aa2	2,550	2,098,395

				4,118,766

Pharmaceuticals — 0.4%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.00%	06/15/17	Baa2	1,000	921,288
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
1.856%(c)	05/13/10	A1	700	701,365
6.375%	05/15/38	A1	2,000	2,019,720
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.75%	03/01/15	Aa3	100	103,795

				3,746,168

Pipelines — 0.3%
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Cerificates
7.27%	11/08/10	B2	95	89,086
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A (original cost $500,000; purchased 12/14/07)(f)(g)
6.514%	12/15/12	Baa3	500	477,631
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18	Baa1	2,400	2,215,214

				2,781,931

Real Estate Investment Trusts — 0.1%
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	231,317
Nationwide Health Properties, Inc.,
Sr. Unsec’d. Notes
6.50%	07/15/11	Baa2	200	182,528
Simon Property Group LP,
Sr. Unsec’d. Notes
5.25%	12/01/16	A3	500	372,431
5.75%	12/01/15	A3	100	77,207
Vornado Realty LP,
Sr. Unsec’d. Notes
5.60%	02/15/11	Baa2	100	93,668

				957,151

Retail & Merchandising — 0.3%
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.75%	08/15/11	Baa2	100	104,884
Kohls Corp.,
Sr. Unsec’d. Notes
6.25%	12/15/17	Baa1	100	91,863
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.90%	07/15/17	Ba2	500	343,229
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.25%	01/15/18	Baa2	1,400	1,098,238
Target Corp.,
Sr. Unsec’d. Notes
7.00%	01/15/38	A2	500	468,365
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.80%	02/15/18	Aa2	200	218,649

				2,325,228

Telecommunications — 0.1%
BellSouth Corp.,
Sr. Unsec’d. Notes
5.20%	09/15/14	A2	100	100,571
Deutsche Telekom International Finance BV,
Gtd. Notes (Netherlands)
8.75%	06/15/30	Baa1	100	106,831
Embarq Corp.,
Sr. Unsec’d. Notes
6.738%	06/01/13	Baa3	100	93,250
Motorola, Inc.,
Sr. Unsec’d. Notes
6.00%	11/15/17	Baa3	100	77,551
Rogers Wireless, Inc.,
Sr. Sec’d. Notes (Canada)
7.25%	12/15/12	Baa3	100	104,087

				482,290

Tobacco — 0.1%
Reynolds American, Inc.,
Sr. Sec’d. Notes
2.02%(c)	06/15/11	Baa3	500	449,800
UST, Inc.,
Sr. Unsec’d. Notes
6.625%	07/15/12	Baa1	200	202,911

				652,711

Transportation
CSX Corp.,
Sr. Unsec’d. Notes
6.30%	03/15/12	Baa3	100	98,643

Utilities
Exelon Corp.,
Sr. Unsec’d. Notes
6.75%	05/01/11	Baa1	100	101,325

Wireless Telecommunication Services
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16	Ba2	200	143,000

TOTAL CORPORATE BONDS (cost $159,232,760)				120,580,311

U.S. GOVERNMENT MORTGAGE – BACKED OBLIGATIONS — 13.9%
Federal Home Loan Mortgage Corp.
4.735%(c)	03/01/35	252	258,505
5.50%	07/01/38-09/01/38	2,723	2,828,603
5.50%	TBA	3,200	3,320,000
5.50%	TBA	4,900	5,083,750
5.875%	03/21/11	700	735,018
Federal National Mortgage Assoc.
2.833%	11/01/42-03/01/44	420	416,054
3.022%(c)	07/01/44	123	121,348

4.50%	05/01/22-06/01/23			1,642	1,692,148
5.029%(c)	09/01/19			3	3,374
5.089%(c)	06/01/35			475	490,030
5.392%	09/01/14			1,864	1,993,252
5.50%	07/01/35-12/01/38			22,334	23,204,131
5.50%	TBA			12,900	13,387,775
6.00%	01/01/37-01/01/39			3,644	3,809,306
6.00%	TBA			1,000	1,041,875
6.00%	TBA			11,500	12,010,313
6.00%	TBA			12,000	12,532,500
6.318%	06/15/27			4,500	4,837,919
Government National Mortgage Assoc.
6.00%	10/15/34-10/15/38			2,071	2,165,989
6.00%	TBA			17,000	17,759,696
6.50%	TBA			6,000	6,294,372
6.50%	TBA			5,000	5,245,310

TOTAL U.S. GOVERNMENT MORTGAGE – BACKED OBLIGATIONS (cost $117,661,862)					119,231,268

U.S. TREASURY OBLIGATIONS — 12.1%
U.S. Treasury Bonds
3.50%	02/15/39			8,900	8,794,357
5.25%	11/15/28-02/15/29			3,300	4,063,359
5.375%	02/15/31			500	630,391
5.50%	08/15/28			500	631,016
8.50%	02/15/20			700	1,045,188
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.625%	01/15/15			7,000	7,816,733
1.75%	01/15/28			100	96,489
1.875%	07/15/13-07/15/15			13,150	15,066,300
2.00%	04/15/12-01/15/26			24,500	27,234,324
2.375%	04/15/11-01/15/27			18,850	21,292,467
2.50%	07/15/16			2,300	2,569,650
2.625%	07/15/17			4,800	5,309,507
3.00%	07/15/12			800	999,503
3.625%	04/15/28			2,100	3,379,194
U.S. Treasury Strips, IO
7.25%	02/15/22			1,600	995,942
7.875%	02/15/21			1,700	1,110,115
8.00%	11/15/21			1,200	758,929
8.125%	08/15/21			2,500	1,596,290
U.S. Treasury Strips, PO
8.125%	05/15/21			1,000	647,638

TOTAL U.S. TREASURY OBLIGATIONS (cost $99,577,326)					104,037,392

FOREIGN GOVERNMENT BONDS — 3.7%
Brazilian Government International Bond,
Sr. Notes (Brazil)
5.875%	01/15/19	Ba1		2,500	2,431,250
Bundesrepublik Deutschland, Bonds (Germany)
4.00%	01/04/37	Aaa	EUR	100	134,395
4.25%	07/04/39	Aaa	EUR	2,100	2,979,513
4.75%	07/04/34	Aaa	EUR	400	588,667
4.75%	07/04/40	Aaa	EUR	900	1,382,805
5.50%	01/04/31	Aaa	EUR	1,300	2,071,499
Canadian Government Bond, Bonds (Canada)
5.00%	06/01/37	Aaa	CAD	1,360	1,343,313
France Government Bond, Bonds (France)
4.00%	10/25/38	Aaa	EUR	400	520,494
Mexico Government International Bond,
Sr. Unsec’d. Notes (Mexico)
8.30%	08/15/31	Baa1		5,000	5,542,500
Philippine Government International Bond,
Sr. Unsec’d. Notes (Philippines)
8.375%	06/17/19	B1		1,000	1,090,000
Province of Ontario Canada (Canada), Bonds
4.70%	06/02/37	Aa1	CAD	1,400	1,085,566
5.00%	12/01/38	Aa2	CAD	500	390,756
Debs.
6.20%	06/02/31	Aa1	CAD	1,100	1,011,698
6.50%	03/08/29	Aa1	CAD	2,500	2,366,533
Unsec’d. Notes
5.60%	06/02/35	Aa1	CAD	800	690,482
Republic of Brazil,
Sr. Unsec’d. Notes (Brazil)
12.50%	01/05/22	Ba1	BRL	1,500	672,486
Republic of Colombia,
Sr. Notes (Colombia)
7.375%	03/18/19	Ba1		1,000	997,500
Republic of Peru,
Sr. Unsec’d. Notes (Peru)
7.35%	07/21/25	Ba1		500	502,500
United Kingdom Gilt, Bonds (United Kingdom)
4.00%	09/07/16	Aaa	GBP	400	622,395
4.25%	06/07/32	Aaa	GBP	900	1,335,588
4.25%	03/07/36	Aaa	GBP	200	288,992
4.50%	03/07/19	Aaa	GBP	1,900	3,033,174
4.75%	09/07/15	Aaa	GBP	100	161,195
4.75%	03/07/20	AAA(d)	GBP	200	323,600

TOTAL FOREIGN GOVERNMENT BONDS (cost $31,836,938)					31,566,901

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
5.142%(c)	09/25/35	Ba1		497	268,117
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
5.66%(c)	09/25/45	A1		436	233,362
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A (original cost $583,785; purchased 10/05/07)(f)(g)
1.066%(c)	08/15/29	Aaa		584	380,898
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
4.701%(c)	08/25/33	Aaa		50	41,694
Series 2003-7, Class 6A
4.651%(c)	10/25/33	Aaa		33	28,818

Series 2003-9, Class 2A1
5.395%(c)	02/25/34		Aaa		332	224,088
Series 2004-2, Class 22A
4.465%(c)	05/25/34		Aaa		74	58,581
Series 2004-10, Class 13A1
5.008%(c)	01/25/35		A1		401	307,615
Series 2004-10, Class 21A1
4.84%(c)	01/25/35		A1		593	337,734
Series 2004-10, Class 22A1
4.971%(c)	01/25/35		A1		412	344,194
Series 2005-2, Class A1
2.94%(c)	03/25/35		Aaa		444	301,073
Series 2005-2, Class A2
2.472%(c)	03/25/35		Aaa		180	124,073
Series 2005-5, Class A1
2.59%(c)	08/25/35		Aaa		306	213,694
Series 2005-5, Class A2
4.55%(c)	08/25/35		Aaa		1,186	827,313
Series 2005-9, Class A1
4.625%(c)	10/25/35		Aa3		137	82,871
Bear Stearns Alt-A Trust,
Series 2005-7, Class 22A1
5.488%(c)	09/25/35		Ba1		242	119,510
Series 2005-9, Class 24A1
5.542%(c)	11/25/35		Caa1		257	98,306
Series 2005-10, Class 24A1
5.781%(c)	01/25/36		Caa1		399	146,332
Series 2006-2, Class 23A1
5.808%(c)	03/25/36		Caa2		497	191,222
Series 2006-5, Class 2A2
6.25%(c)	08/25/36		Caa2		389	172,142
Series 2006-6, Class 32A1
5.718%(c)	11/25/36		B3		192	88,689
Series 2006-8, Class 3A1
0.682%(c)	02/25/34		Aa3		199	72,496
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
5.656%(c)	01/26/36		Aaa		398	251,855
5.661%	01/26/36	(c)	Aaa		239	151,113
Series 2007-R6, Class 2A1
5.733%(c)	12/26/46		Aaa		412	237,045
CC Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A (original cost $449,466; purchased 06/05/07)(f)(g)
0.652%(c)	05/25/48		Ba3		449	162,205
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A3B
5.70%(c)	12/10/49		Aaa		300	183,249
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
4.699%(c)	03/25/34		Aaa		221	174,665
Series 2005-3, Class 2A2B
4.688%(c)	08/25/35		Ba2		447	134,910
Series 2005-6, Class A1
4.05%(c)	08/25/35		Aaa		221	143,124
Series 2005-6, Class A2
4.248%(c)	08/25/35		Aaa		131	83,652
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.25%	06/25/35		Baa3		46	26,742
Series 2005-56, Class 2A2
3.673%(c)	11/25/35		B2		41	18,295
Series 2005-56, Class 2A3
3.133%(c)	11/25/35		B3		41	17,868
Series 2005-59, Class 1A1
0.852%(c)	11/20/35		B2		528	211,609
Series 2005-62, Class 2A1
2.633%(c)	12/25/35		B3		665	287,964
Series 2006-15CB, Class A1
6.50%	06/25/36		Caa2		256	128,586
Series 2006-OA12, Class A1A
0.625%(c)	09/20/46		Aa2		26	25,354
Series 2006-OA14, Class 2A1
0.712%(c)	11/25/46		B3		119	40,395
Series 2006-OA19, Class A1
0.725%(c)	02/20/47		Ba2		673	237,969
Series 2006-OA22, Class A1
0.682%(c)	02/25/47		Ba3		344	131,045
Series 2007-7T2, Class A9
6.00%	04/25/37		NR		163	93,945
Series 2007-16CB, Class 5A1
6.25%	08/25/37		Caa1		85	41,085
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
4.74%(c)	08/25/34		A1		331	180,677
Series 2004-12, Class 12A1
4.71%(c)	08/25/34		Aa2		98	59,117
Series 2004-22, Class A3
4.796%(c)	11/25/34		Aaa		66	40,343
Series 2004-HYB5, Class 2A1
4.812%(c)	04/20/35		Aa1		347	254,407
Credit Suisse Mortgage Capital Certificates,
Series 2006-C5, Class A3
5.311%	12/15/39		Aaa		400	254,991
Crusade Global Trust,
Series 2004-2, Class A2 (Australia)
2.052%(c)	11/19/37		Aaa	EUR	284	337,584
CS First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
4.75%(c)	08/25/33		Aaa		77	63,479
Series 2004-AR3, Class 2A1
4.08%(c)	04/25/34		Aaa		394	336,485
Deutsche ALT-A Securities, Inc. / Alternate Loan Trust,

Series 2003-3, Class 3A1
5.00%	10/25/18	Aaa		591	570,852
Series 2006-AB4, Class A1B1
0.622%(c)	10/25/36	Aa2		37	30,612
Series 2006-AR6, Class A1
0.602%(c)	02/25/37	Baa3		58	52,354
Series 2007-1, Class 1A1
0.612%(c)	08/25/37	Ba3		261	190,717
Fannie Mae,
Series 2005-47, Class PA
5.50%	09/25/24	Aaa		342	345,387
Series 2005-54, Class ZM
4.50%	06/25/35	Aaa		119	111,098
Series 2006-16, Class FC
0.822%(c)	03/25/36	Aaa		225	217,375
Series 2006-118, Class A2
0.582%	12/25/36	Aaa		500	446,403
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
3.222%(c)	07/25/44	Aaa		21	20,856
First Horizon Asset Securities, Inc.,
Series 2003-AR2, Class 2A1
4.377%(c)	07/25/33	AAA(d)		368	285,369
4.378%	07/25/33	AAA(d)		11	8,648
Series 2003-AR4, Class 2A1
4.741%(c)	12/25/33	Aaa		39	29,344
Freddie Mac,
Series 2906, Class GZ
5.00%	09/15/34	Aaa		494	501,202
Series 2962, Class YC
4.50%	09/15/14	Aaa		131	132,248
Series 3059, Class CA
5.00%	03/15/25	Aaa		35	35,507
Series 3117, Class PN
5.00%	11/15/21	Aaa		14	14,211
Series 3174, Class FM
0.796%(c)	05/15/36	Aaa		161	156,157
Series R006, Class ZA
6.00%	04/15/36	Aaa		357	374,026
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A
0.602%(c)	10/25/46	B2		160	128,121
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A (original cost $152,272; purchased 06/01/07)(f)(g)
0.608%(c)	03/06/20	Aaa		152	106,288
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
4.516%(c)	03/25/33	Aaa		36	30,543
Series 2006-AR1, Class 2A1
5.179%(c)	01/25/36	AAA(d)		571	311,172
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
4.958%(c)	05/19/33	AAA(d)		80	62,219
Series 2004-1, Class 2A
4.865%(c)	04/19/34	Aaa		358	280,282
Series 2005-2, Class 2A1A
0.776%(c)	05/19/35	Baa1		73	26,763
Series 2006-12, Class 2A11
0.646%(c)	01/19/38	B2		164	147,327
Series 2006-12, Class 2A2A
0.746%(c)	01/19/38	B1		220	77,744
Series 2006-SB1, Class A1A
2.483%(c)	12/19/36	Caa2		194	62,183
Immeo Residential Finance PLC,
Series 2, Class A
1.81%(c)	12/15/16	Aaa	EUR	285	263,554
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A
0.602%(c)	01/25/37	B3		82	55,699
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.762%(c)	07/25/35	Aa2		142	58,240
Series 2006-AR14, Class 1A1A
0.612%(c)	11/25/46	Caa2		118	108,503
Series 2006-AR35, Class 2A2
0.622%(c)	01/25/37	Aa2		26	23,827
JLOC Ltd., (Japan)(f)(g)
Series 36A, Class A1, 144A (original cost $238,231; purchased 04/23/07)
0.896%(c)	02/16/16	Aaa	JPY	28,284	276,954
Series 37A, Class A1, 144A (original cost $314,772; purchased 06/28/07)
0.98%(c)	01/15/15	Aaa	JPY	38,706	377,734
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.55%(c)	10/25/36	Caa1		177	138,446
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
4.375%(c)	11/25/33	AAA(d)		57	48,140
Series 2004-S1, Class 1A3
4.50%	09/25/34	Aaa		150	144,876
Series 2005-A1, Class 6T1
5.018%(c)	02/25/35	Aaa		117	90,637
Series 2005-A2, Class 7CB1
4.868%(c)	04/25/35	Aaa		522	404,185
Series 2005-ALT1, Class 3A1
5.50%(c)	10/25/35	AAA(d)		275	170,759
Lehman Brothers Floating Rate Commercial Mortgage Trust,
Series 2006-LLFA, Class A1, 144A (original cost $22,017; purchased 08/07/06)(f)(g)
0.636%(c)	09/15/21	Aaa		22	16,293
Master Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
4.894%(c)	12/25/33	Aaa		447	338,055
Series 2007-3, Class 22A1
0.632%(c)	05/25/47	Aaa		58	56,064

Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A (original cost $553,500; purchased 06/26/08)(f)(g)
0.944%(c)	07/09/21	NR		600	425,110
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
5.363%(c)	02/25/33	Aaa		151	131,663
Series 2004-A1, Class 2A2
4.876%(c)	02/25/34	AAA(d)		334	265,795
Series 2005-A8, Class A3A2
0.772%(c)	08/25/36	Baa2		73	32,479
Series 2005-A10, Class A
0.732%(c)	02/25/36	Aaa		180	99,190
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
3.006%(c)	10/25/35	Aaa		705	470,512
Series 2005-2, Class 2A
4.25%(c)	10/25/35	Aaa		454	365,463
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
5.416%(c)	06/25/36	A1		542	395,902
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
4.24%(c)	08/25/33	Aaa		267	203,394
Puma Finance Ltd., (Australia)
Series G5, Class A1, 144A(f)(g) (original cost $470,542; purchased 05/23/08)
1.321%(c)	02/21/38	Aaa		493	444,541
Series P10, Class BA(g)
3.51%(c)	07/12/36	NR	AUD	169	110,991
Residential Accredit Loans, Inc.,
Series 2005-QO1, Class A1
0.822%(c)	08/25/35	Baa3		164	71,460
Series 2006-QO6, Class A1
0.702%(c)	06/25/46	Caa1		576	220,184
Series 2006-QO7, Class 3A1
0.622%(c)	09/25/46	B3		76	56,600
Series 2007-QO2, Class A1
0.672%(c)	02/25/47	Caa3		260	95,873
Residential Asset Securitization Trust,
Series 2005-A15, Class 5A1
5.75%	02/25/36	Caa1		71	48,555
Series 2006-R1, Class A2
0.922%(c)	01/25/46	Aaa		140	63,402
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
5.201%(c)	09/25/35	Aaa		466	301,002
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.924%(c)	02/25/34	Aa2		461	323,183
Series 2004-4, Class 3A2
4.669%(c)	04/25/34	Aa3		72	49,846
Series 2004-12, Class 7A1
5.192%(c)	09/25/34	A1		142	103,840
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.886%(c)	10/19/34	Aaa		21	11,318
Series 2006-AR7, Class A8
0.592%(c) 08/25/36 Aaa				67	63,813
Series 2007-AR4, Class A3
0.742%(c)	09/25/47	B2		400	93,688
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A(f)(g) (original cost $150,956; purchased 10/24/06)
4.863%(c)	10/25/35	AAA(d)		152	89,871
Series 2006-NC1, Class A6
0.572%(c)	05/25/36	Aaa		57	52,043
Swan,
Series 2006-13, Class A2 (Australia)
3.287%(c)	05/12/37	NR	AUD	733	471,212
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A1B
0.622%(c)	09/25/36	Aaa		28	27,665
Series 2006-4, Class A6
5.97%	09/25/36	Caa2		300	135,944
Thornburg Mortgage Securities Trust,
Series 2006-5, Class A1
0.642%(c)	09/25/46	Aaa		194	166,351
Torrens Trust,
Series 2007-1, Class A (Australia)
3.587%(c)	10/19/38	NR	AUD	799	505,448
Vela Home Srl,
Series 1, Class A1 (United Kingdom)
2.534%	10/24/27	Aaa	EUR	116	151,150
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2006-AR5, Class 3A
2.573%(c)	07/25/46	Caa3		77	24,171
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
2.833%(c)	11/25/42	Aaa		5	2,768
Series 2003-AR1, Class 2A
5.667%(c)	02/25/33	Aaa		40	32,166
Series 2003-AR5, Class A7
4.50%(c)	06/25/33	Aaa		305	239,402
Series 2006-AR5, Class A12A
2.613%(c)	06/25/46	Ba1		166	62,122
Series 2006-AR13, Class 2A
3.955%(c)	10/25/46	Baa3		280	107,940

Series 2006-AR13, Class 2A
4.257%	10/25/46	Baa3	70	26,985
Series 2006-AR15, Class 2A
3.133%(c)	11/25/46	A1	231	153,177
Series 2006-AR19, Class 1A1A
2.363%(c)	01/25/47	Caa1	364	133,701
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-AA, Class A1
4.985%(c)	12/25/34	Aaa	450	313,860
Series 2004-S, Class A1
3.734%(c)	09/25/34	Aaa	244	200,340
Series 2005-AR11, Class 1A1
4.616%(c)	06/25/35	Aaa	1,063	841,661
Series 2006-AR10, Class 5A6
5.593%(c)	07/25/36	AAA(d)	524	276,264

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $34,800,038)				24,761,599

MUNICIPAL BONDS — 1.6%
California — 0.6%
Golden State Tobacco Securitization Corp.,
Revenue Bonds
5.125%	06/01/47	Baa3	900	462,384
State of California,
General Obligation Bonds
5.00%	06/01/37	A2	1,600	1,377,840
5.00%	11/01/37	A2	1,900	1,634,760
5.00%	12/01/37	A2	900	773,748
5.00%	04/01/38	A2	1,200	1,029,696

				5,278,428

Florida — 0.1%
Florida State Board of Education,
General Obligation Bonds
4.75%	06/01/37	Aa1	900	827,082

Illinois — 0.4%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3	600	598,458
Illinois Finance Authority,
Revenue Bonds
5.75%	07/01/33	Aa1	1,000	1,060,970
State of Illinois,
General Obligation Unlimited Notes
4.50%	06/24/09	Mig2	1,700	1,712,835

				3,372,263

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
5.50%	07/01/36	Aaa	600	632,388
6.00%	07/01/36	Aaa	500	549,030

				1,181,418

New Jersey
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.00%	06/01/41	Baa3	100	51,831

New York — 0.2%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.75%	06/15/40	Aa3	500	524,335
Port Authority of New York & New Jersey,
Revenue Bonds
5.75%	11/01/30	Aa3	1,200	1,172,400

				1,696,735

Ohio — 0.1%
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	Baa3	400	250,072
5.875%	06/01/47	Baa3	400	212,720

				462,792

Puerto Rico
Puerto Rico Sales Tax Financing Corp.,
Revenue Bonds
6.054%(t)	08/01/54	A1	100	3,567

Washington — 0.1%
Pierce County School District,
General Obligation Bonds
5.00%	12/01/23	Aa1	1,100	1,144,286

West Virginia
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Baa3	100	53,865

TOTAL MUNICIPAL BONDS (cost $15,033,460)				14,072,267

ASSET-BACKED SECURITIES — 1.0%
ACE Securities Corp.,
Series 2006-CW1, Class A2A
0.572%(c)	07/25/36	Aaa	5	5,382

Series 2007-ASP2, Class A2A
0.612%(c)	06/25/37	Baa2	256	176,280
Argent Securities, Inc.,
Series 2006-M2, Class A2A
0.572%(c)	09/25/36	Aaa	2	2,174
Series 2006-M3, Class A2A
0.572%(c)	10/25/36	Aa1	39	38,167
Asset Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.872%(c)	06/25/34	AAA(d)	129	64,820
Series 2006-OPT2, Class A3A
0.582%(c)	10/25/36	Aaa	14	13,792
Asset Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.797%(c)	09/25/34	Aaa	17	11,245
Series 2006-HE7, Class A2
0.572%(c)	11/25/36	Aaa	11	10,672
Bear Stearns Asset Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.602%(c)	10/25/36	B3	69	59,515
Series 2006-HE9, Class 1A1

0.572%(c)	11/25/36	Baa2	92	73,297
Series 2006-SD3, Class 1A1A
5.50%	08/25/36	BB	358	191,723
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A (original cost $185,329; purchased 01/15/08, 12/24/08)(f)(g)
0.742%(c)	12/25/36	Baa1	230	69,064
Chase Issuance Trust,
Series 2008-A10, Class A10
1.306%(c)	08/17/15	Aaa	1,200	1,058,683
Citibank OMNI Master Trust,
Series 2007-A9, Class X
1.573%	12/23/13	Aaa	300	271,742
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A2
0.622%(c)	10/25/36	A2	136	122,940
Series 2007-AMC3, Class A2A
0.632%(c)	03/25/37	Baa2	231	190,417
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A1
0.632%(c)	10/25/46	Aaa	64	53,297
Series 2006-17, Class 2A1
0.572%(c)	03/25/47	Aaa	19	17,837
Series 2006-21, Class 2A1
0.572%(c)	05/25/37	Aa2	86	76,865
Series 2006-24, Class 2A1
0.572%(c)	06/25/47	A2	187	153,466
Series 2006-25, Class 2A1
0.592%(c)	06/25/47	A2	150	134,281
Series 2007-2, Class 2A1
0.572%	08/25/37	A2	188	163,581
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.582%(c)	11/25/36	B3	185	163,212
Series 2007-CB6, Class A1, 144A(f)(g) (original cost $297,105; purchased 07/09/07)
0.642%(c)	07/25/37	B3	297	230,337
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3
0.572%(c)	11/25/36	Aaa	126	112,232
Series 2006-FF16, Class 2A1
0.572%(c)	12/25/36	Aaa	22	21,931
Series 2006-FF18, Class A2A
0.592%(c)	12/25/37	Aa2	95	88,048
First NLC Trust,
Series 2007-1, Class A1, 144A (original cost $305,319; purchased 06/22/07)(f)(g)
0.592%(c)	08/25/37	Ba3	305	192,345
Ford Credit Auto Owner Trust,
Series 2008-C, Class A2B
1.456%(c)	01/15/11	Aaa	928	919,432
Fremont Home Loan Trust,
Series 2006-3, Class 2A1
0.592%(c)	02/25/37	Aa2	9	9,034
GSAMP Trust,
Series 2006-HE7, Class A2A
0.562%(c)	10/25/46	Aaa	130	119,083
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 2A1
0.572%(c)	12/25/36	Caa2	296	171,840
Series 2007-OPT1, Class 2A1
0.572%(c)	12/25/36	Baa3	201	179,303
Series 2007-WF1, Class 2A1
0.582%(c)	05/25/37	Ba3	241	177,471
Indymac Residential Asset Backed Trust,
Series 2006-D, Class 2A1
0.572%(c)	11/25/36	Aaa	10	9,856
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006 LDP9, Class A3
5.336%	05/15/47	Aaa	110	73,299
JPMorgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2
0.572%(c)	07/25/36	Aaa	60	53,428
Series 2006-CW2, Class AV2
0.562%(c)	08/25/36	Aaa	9	8,649
Series 2006-HE3, Class A2
0.542%(c)	11/25/36	Aa3	47	43,146
Series 2006-WMC3, Class A2
0.572%(c)	08/25/36	A2	27	23,558
Series 2006-WMC3, Class A3
0.632%(c)	08/25/36	Caa3	200	82,998
Lehman XS Trust,
Series 2006-11, Class 1A1
0.602%(c)	06/25/46	Aaa	9	8,460
Series 2006-16N, Class A1A
0.551%(c)	11/25/46	A3	34	31,539
Series 2006-16N, Class A1A
0.602%	11/25/46	A3	101	94,616
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.802%(c)	10/25/34	Aaa	12	5,041
Series 2006-10, Class 2A1
0.562%(c)	11/25/36	A2	51	46,491
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-MLN1, Class A2A
0.592%(c)	07/25/37	Aa2	42	37,555
Series 2006-RM4, Class A2A

0.602%(c)	09/25/37	Baa3	21	20,629
Series 2006-RM5, Class A2A
0.582%(c)	10/25/37	Ca	67	46,614
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	900	522,793
Morgan Stanley ABS Capital I,
Series 2006-HE7, Class A2A
0.572%(c)	09/25/36	Aaa	84	77,610
Series 2006-NC5, Class A2A
0.562%(c)	10/25/36	Aaa	70	64,281
Series 2006-NC5, Class A2B
0.632%(c)	10/25/36	Ba3	300	175,821
Series 2007-HE6, Class A1
0.582%(c)	05/25/37	Baa2	259	213,946
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV1
0.582%(c)	06/25/37	Aa2	260	202,814
Option One Mortgage Loan Trust,
Series 2006-3, Class 2A1
0.562%(c)	02/25/37	Aaa	21	20,817
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ4, Class A1A
0.602%(c)	10/25/36	Aaa	30	28,134
Series 2006-RZ5, Class A1A
0.622%(c)	08/25/46	Aaa	79	73,661
Residential Asset Securities Corp.,
Series 2006-EMX8, Class 1A1
0.602%(c)	10/25/36	Aaa	16	16,015
Series 2006-EMX9, Class 1A1
0.592%(c)	11/25/36	Aaa	82	79,573
Series 2006-KS9, Class AI1
0.592%(c)	11/25/36	Aaa	75	72,385
Saxon Asset Securities Trust,
Series 2006-3, Class A1
0.582%(c)	10/25/46	Aaa	24	23,031
SBI Heloc Trust,
Series 2006-1A, Class 1A2A, 144A
(original cost $53,882; purchased 09/28/06)(f)(g)
0.692%(c)	08/25/36	Aaa	54	43,794
Securitized Asset Backed Receivables LLC Trust,
Series 2006-NC3, Class A2A
0.572%(c)	09/25/36	A2	48	42,069
Series 2007-BR5, Class A2A
0.652%(c)	05/25/37	B3	275	180,933
Series 2007-HE1, Class A2A
0.582%(c)	12/25/36	Caa2	85	70,096
SLM Student Loan Trust,
Series 2007-3, Class A3
1.199%(c)	04/25/19	Aaa	600	530,758
Soundview Home Equity Loan Trust,
Series 2006-EQ2, Class A1
0.602%(c)	01/25/37	Aaa	51	47,896
Series 2006-NLC1, Class A1, 144A(f)(g)
(original cost $165,856; purchased 10/13/06)
0.582%(c)	11/25/36	Baa2	166	137,437
Series 2006-WF1, Class A1A
0.622%(c)	10/25/36	Aaa	2	2,289
Specialty Underwritiing & Residential Finances,
Series 2006-BC5, Class A2B
0.567%(c)	11/25/37	Aaa	41	39,432
Structured Asset Investment Loan Trust,
Series 2006-4, Class A3
0.572%(c)	07/25/36	Aa1	57	42,737
Structured Asset Securities Corp.,
Series 2006-BC3, Class A2
0.572%(c)	10/25/36	Aaa	126	110,190
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.582%(c)	10/25/36	Ba3	221	164,986
Wells Fargo Home Equity Trust,(f)(g)
Series 2005-2, Class AI1A
(original cost $30,115; purchased 09/29/06)
0.752%(c)	10/25/35	Aaa	30	25,028
Series 2005-3, Class AII2
(original cost $17,387; purchased 09/28/06)
0.762%(c)	11/25/35	Aaa	17	16,376

TOTAL ASSET-BACKED SECURITIES (cost $11,087,387)				8,954,289

BANK NOTES(c) — 0.5%
Chrysler Financial, Term, 144A
(original cost $3,785,478; purchased 07/31/07 - 11/28/07)(f)(g)
4.56%	08/03/12	Caa	3,940	2,066,038
NRG Energy, Inc., Term B
(original cost $2; purchased 06/30/08)(f)(g)
2.72%	02/01/13	Ba+	—(r)	2
TXU Corp., Term B3(f)(g)
(original cost $36,341; purchased 02/09/09)
4.02%	10/10/14	Ba-	36	23,836

(original cost $2,629,553; purchased 01/16/08 - 11/07/08)
4.03%	10/10/14	Ba-	2,835	1,859,185

TOTAL BANK NOTES (cost $6,522,388)				3,949,061

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp., (cost $398,909)			400,000	405,372

TOTAL LONG-TERM INVESTMENTS (cost $1,173,058,435)				933,606,784

Shares
SHORT-TERM INVESTMENTS — 19.1%

AFFILIATED MONEY MARKET MUTUAL FUND — 16.4%
Dryden Core Investment Fund — Taxable Money Market Series (cost $140,281,570; includes $61,156,566 of cash collateral for securities on loan)(b)(w)	140,281,570	140,281,570

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS(m) — 1.8%
Barclays Bank, Inc., 0.2%, dated 03/31/09, due 04/01/09 in the amount of $5,800,032 (cost $5,800,000; the value of the collateral plus interest was $5,916,424)	$5,800	5,800,000
Barclays Bank, Inc., 0.2%, dated 03/31/09, due 04/01/09 in the amount of $7,500,042 (cost $7,500,000; the value of the collateral plus interest was $7,648,304)	7,500	7,500,000
JPMorgan Chase, 0.19%, dated 03/31/09, due 04/01/09 in the amount of $2,500,013 (cost $2,500,000; the value of the collateral plus interest was $2,549,929)	2,500	2,500,000

TOTAL REPURCHASE AGREEMENTS (cost $15,800,000)		15,800,000

U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Cash Management Bills(k)
0.22%	06/24/09		300	299,867
U.S. Treasury Bills
0.03%	06/11/09	(k)	4,000	3,998,564
0.095%	04/23/09		165	164,990
0.128%	04/16/09		500	499,973
0.134%	04/09/09		690	689,985
0.30%	09/15/09		600	599,034

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,251,980)				6,252,413

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Bank (cost $1,000,000)
0.05%	04/01/09	1,000	1,000,000

		Contracts/
		Notional
		Amount
		(000)#
OPTIONS PURCHASED* — 0.1%
Call Options — 0.1%
Currency Option on EUR vs USD,
expiring 05/19/2010 @ FX Rate 1.37	EUR	800	62,466
Currency Option on USD vs JPY,
expiring 03/17/2010 @ FX Rate 103.80		1,300	32,824
Interest Rate Swap Options,
expiring 09/14/2009 @ 4.00%	EUR	10,700	548,276
U.S. Treasury Note Futures,
expiring 04/17/2009, Strike Price $120.00		6,500	—
expiring 04/17/2009, Strike Price $120.00		14,000	—

			643,566

Put Options
Currency Option on EUR vs USD,
expiring 05/19/2010 @ FX Rate 1.37	EUR	800	90,955
Currency Option on USD vs JPY,
expiring 03/17/2010 @ FX Rate 103.80		1,300	102,578
FNMA,
expiring 05/05/2009, Strike Price $82.00		9,400	—
expiring 06/04/2009, Strike Price $92.50		11,500	—
GNMA,
expiring 04/13/2009, Strike Price $89.63		5,000	—
expiring 05/12/2009, Strike Price $83.00		25,700	—
U.S. Treasury Note Futures,
expiring 04/02/2009, Strike Price $65.00		7,900	—
expiring 04/02/2009, Strike Price $65.00		6,800	—
expiring 04/02/2009, Strike Price $65.00		5,000	—

expiring 04/02/2009, Strike Price $65.00		7,700	—

			193,533

TOTAL OPTIONS PURCHASED (cost $252,571)			837,099

TOTAL SHORT-TERM INVESTMENTS (cost $163,586,121)			164,171,082

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 128.1%
(cost $1,336,644,556)			1,097,777,866

OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
Interest Rate Swap Options,
expiring 04/27/2009 @ 1.80%		2,900	(43)
expiring 04/27/2009 @ 1.80%		3,700	(55)
expiring 05/06/2009 @ 3.50%		300	(17,315)
expiring 05/06/2009 @ 3.50%		500	(28,858)
expiring 06/10/2009 @ 5.29%	EUR	2,700	(240,313)
expiring 07/02/2009 @ 4.20%		100	(8,858)
expiring 09/20/2010 @ 5.37%		1,000	(143,755)
U.S. Treasury Note Futures,
expiring 04/27/2009, Strike Price $127.00		1,500	(2,812)

			(442,009)

Put Options
90 Day Euro Dollar Futures,
expiring 06/15/2009, Strike Price $98.50		31,000	(3,100)
expiring 09/14/2009, Strike Price $98.50		3000	(656)
90 Day LIBOR,
expiring 06/17/2009, Strike Price $93.00	EUR	44,000	—
expiring 12/16/2009, Strike Price $92.00	EUR	26,000	—
FNMA,
expiring 04/27/2009, Strike Price $101.50		2,000	(716)
expiring 04/27/2009, Strike Price $102.00		1,000	(46)
expiring 05/22/2009, Strike Price $101.50		1,000	(1,207)
Interest Rate Swap Options,
expiring 04/27/2009 @ 3.50%		2,900	(61)
expiring 04/27/2009 @ 3.50%		3,700	(78)
expiring 05/22/2009 @ 2.75%		500	(651)
expiring 05/22/2009 @ 2.75%		1,600	(2,085)
expiring 05/22/2009 @ 2.75%		1,500	(1,954)
expiring 05/22/2009 @ 3.10%		2,000	(5,276)
expiring 06/10/2009 @ 5.29%	EUR	2,700	(36)
expiring 07/02/2009 @ 4.20%		1,700	(10)
expiring 07/25/2009 @ 2.00%		19,000	(18,100)
expiring 07/27/2009 @ 2.00%		25,900	(24,673)
expiring 08/03/2009 @ 4.15%		800	(34)
expiring 08/03/2009 @ 4.40%		4,600	(561)
expiring 08/03/2009 @ 4.40%		1,400	(171)
expiring 08/03/2009 @ 4.55%		2,200	(149)
expiring 09/20/2010 @ 5.37%		1,000	(2,596)

			(62,160)

TOTAL OPTIONS WRITTEN (premiums received $564,370)			(504,169)

	Principal
	Amount
	(000)#
SECURITIES SOLD SHORT — (0.2)%
Federal Home Loan Mortgage Corp.
5.00%	TBA	$300	(309,375)
6.00%	TBA	800	(836,250)
Federal National Mortgage Assoc.
5.00%	TBA	100	(103,187)
6.00%	TBA	400	(418,625)
Government National Mortgage Assoc.
6.50%	TBA	300	(314,719)

TOTAL SECURITIES SOLD SHORT (proceeds received $1,962,187)			(1,982,156)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 127.8% (cost $1,334,117,999)			1,095,291,541
Other liabilities in excess of other assets(x) — (27.8)%			(238,439,847)

NET ASSETS — 100.0%			$856,851,694

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

FDIC	Federal Depositary Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Assoc.

FSB	Federal Savings Bank

GNMA	Government National Mortgage Assoc.

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moodys or Standard & Poor’s

PRFC	Preference Shares

PO	Principal Only Securities

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AED	United Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan

DKK	Danish Krone

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PHP	Philippine Peso

PLN	Polish Zloty

RUB	Russian Ruble

SAR	Saudi Arabian Riyal

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $60,339,744; cash collateral of $61,156,566 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $39,735,386. The aggregate value of $26,353,683 is approximately 3.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of March 31, 2009, 93 securities representing $39,911,060 and 4.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 par.

(t)	Interest rate is the effective yield as of March 31, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency and cross currency exchange contracts and interest rate, credit default and total return swap agreements as follows:

Futures contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
154	90 Day Euro Dollar	Jun 09	$37,399,162	$38,076,500	$677,338
59	90 Day Euro Dollar	Sep 09	14,195,013	14,566,363	371,350
318	90 Day Euro Dollar	Mar 10	76,590,525	78,466,500	1,875,975
1	90 Day Euro Dollar	Jun 10	243,675	246,363	2,688
4	90 Day Euro Dollar	Sep 10	974,350	983,850	9,500
31	90 Day Euro EURIBOR	Jun 09	10,106,796	10,121,118	14,322
10	90 Day Euro EURIBOR	Sep 09	3,194,960	3,279,326	84,366
10	90 Day Euro EURIBOR	Dec 09	3,192,966	3,273,845	80,879
45	90 Day Euro EURIBOR	Sep 10	14,649,680	14,659,811	10,131
13	90 Day Euro EURIBOR	Dec 10	4,217,071	4,223,614	6,543
39	90 Day Sterling	Sep 09	6,595,529	6,896,236	300,707
87	90 Day Sterling	Dec 09	15,267,065	15,355,823	88,758
24	90 Day Sterling	Mar 10	4,224,093	4,230,493	6,400
14	5 Year Euro-Bobl	Jun 09	2,151,328	2,168,161	16,833
67	10 Year Euro – Bund	Jun 09	11,040,194	11,076,315	36,121
5	10 Year Japanese Bond	Jun 09	7,047,431	6,978,330	(69,101)
12	10 Year U.K Gilt	Jun 09	2,131,862	2,121,445	(10,417)
113	10 Year U.S. Treasury Notes	Jun 09	13,749,481	14,020,828	271,347
46	CAC40 10 Euro	Apr 09	1,613,057	1,715,825	102,768
10	DAX Index	Jun 09	1,284,307	1,362,483	78,176
44	FTSE 100 Index Future	Jun 09	2,351,169	2,452,722	101,553
61	Russell 2000 Mini	Jun 09	2,214,530	2,569,930	355,400
61	S&P 500 Future	Jun 09	10,678,250	12,120,700	1,442,450
31	Topix Index	Jun 09	2,236,036	2,433,399	197,363

					6,051,450 (1)

(1)	Cash of $1,561,400 and U.S. Treasury Bills with a market value of $4,298,431 have been segregated to cover requirements for open futures contracts as March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

	Notional				Unrealized
	Amount		Value at Settlement	Current	Appreciation
Purchase Contracts	(000)		Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 04/03/09	AUD	33	$22,788	$22,941	$153
Brazilian Real,
Expiring 06/02/09	BRL	4,075	1,936,775	1,729,599	(207,176)
British Pound,
Expiring 04/09/09	GBP	4,275	6,129,929	6,134,488	4,559
Canadian Dollar,
Expiring 04/27/09	CAD	1,265	1,008,068	1,003,374	(4,694)
Chinese Yuan,
Expiring 05/06/09	CNY	39,814	5,965,425	5,826,956	(138,469)
Expiring 07/15/09	CNY	17,140	2,579,187	2,510,370	(68,817)
Expiring 09/08/09	CNY	26,929	3,901,953	3,949,364	47,411
Expiring 05/17/10	CNY	4,209	681,000	621,250	(59,750)
Euro,
Expiring 04/14/09	EUR	1,825	2,383,487	2,424,328	40,841
Indian Rupee,
Expiring 04/09/09	INR	70,032	1,394,783	1,378,765	(16,018)
Expiring 07/06/09	INR	398	7,604	7,771	167
Japanese Yen,
Expiring 05/07/09	JPY	40,508	413,984	409,458	(4,526)
Malaysian Ringgit,
Expiring 04/14/09	MYR	913	260,000	250,196	(9,804)
Expiring 08/12/09	MYR	174	47,604	47,764	160
Mexican Peso,
Expiring 05/19/09	MXN	380	32,916	26,556	(6,360)
Philippines Peso,
Expiring 05/06/09	PHP	7,743	160,000	159,670	(330)
Polish Zloty,
Expiring 05/06/09	PLN	1,304	578,023	374,328	(203,695)
Russian Ruble,
Expiring 05/06/09	RUB	121,389	4,889,148	3,533,207	(1,355,941)
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	2,238	606,000	596,829	(9,171)
Singapore Dollar,
Expiring 04/14/09	SGD	1,253	854,331	823,822	(30,509)
Expiring 07/30/09	SGD	203	140,000	133,014	(6,986)
South Korean Won,
Expiring 04/30/09	KRW	7,150	5,235	5,177	(58)
United Arab Emirates Dirham,
Expiring 04/16/09	AED	2,681	744,000	729,734	(14,266)

			$34,742,240	$32,698,961	$(2,043,279)

	Notional				Unrealized
	Amount		Value at Settlement	Current	Appreciation
Sale Contracts	(000)		Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 04/03/09	AUD	2,251	$1,433,617	$1,564,999	$(131,382)
Expiring 05/07/09	AUD	1,203	842,701	834,159	8,542
Brazilian Real,
Expiring 06/02/09	BRL	5,500	2,501,250	2,334,043	167,207
British Pound,
Expiring 04/09/09	GBP	10,488	15,082,371	15,048,990	33,381
Canadian Dollar,
Expiring 04/27/09	CAD	4,005	3,138,437	3,176,690	(38,253)
Chinese Yuan,
Expiring 05/06/09	CNY	33,952	4,876,000	4,969,003	(93,003)
Expiring 07/15/09	CNY	35,179	5,043,742	5,152,588	(108,846)
Expiring 09/08/09	CNY	6,062	861,346	889,017	(27,671)
Expiring 05/17/10	CNY	4,209	586,207	621,250	(35,043)
Danish Krone,
Expiring 06/04/09	DKK	650	109,354	115,772	(6,418)
Euro,
Expiring 04/14/09	EUR	8,137	10,429,839	10,810,474	(380,635)
Indian Rupee,
Expiring 04/09/09	INR	70,032	1,393,671	1,378,765	14,906
Expiring 07/06/09	INR	824	15,733	16,079	(346)
Japanese Yen,
Expiring 05/07/09	JPY	174,202	1,789,132	1,760,829	28,303
Expiring 06/04/09	JPY	163,379	1,678,187	1,652,197	25,990
Malaysian Ringgit,
Expiring 04/14/09	MYR	656	183,900	179,905	3,995
Expiring 08/12/09	MYR	414	116,583	113,321	3,262
Mexican Peso,
Expiring 05/19/09	MXN	380	28,367	26,556	1,811
Norwegian Krone,
Expiring 06/04/09	NOK	65	10,000	9,689	311
Philippines Peso,
Expiring 08/06/09	PHP	8,107	168,446	166,009	2,437
Polish Zloty,
Expiring 05/06/09	PLN	1,304	425,828	374,328	51,500
Russian Ruble,
Expiring 05/06/09	RUB	121,389	3,745,654	3,533,207	212,447
Singapore Dollar,
Expiring 04/14/09	SGD	1,327	891,112	871,861	19,251
Expiring 07/30/09	SGD	130	87,244	85,509	1,735
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	2,238	595,375	596,829	(1,454)
Swedish Krona,
Expiring 06/04/09	SEK	80	10,000	9,754	246
Swiss Franc,
Expiring 06/04/09	CHF	92	78,359	80,939	(2,580)
United Arab Emirates Dirham,
Expiring 04/16/09	AED	2,681	729,690	729,734	(44)

			$56,852,145	$57,102,496	$(250,351)

Cross currency exchange contracts outstanding at March 31, 2009:

					In
					Exchange	Unrealized
Settlement	Type		Contracts (000)		For (000)	Depreciation
04/14/09	Buy	JPY	22,787	EUR	174	$(901)

Interest rate swap agreements outstanding at March 31, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Bank of America N.A.(2)	12/17/38	$	300	5.00%	3 month LIBOR	$(103,595)	$(8,601)	$(94,994)
Barclays Bank PLC(1)	02/04/11		3,400	3.00%	3 month LIBOR	110,999	(30,874)	141,873
Barclays Bank PLC(2)	12/18/15		47,400	5.00%	3 month LIBOR	(1,299,938)	254,765	(1,554,703)
Barclays Bank PLC(2)	12/17/38		600	5.00%	3 month LIBOR	(207,111)	—	(207,111)
Barclays Bank PLC(2)	12/17/28		8,100	5.00%	3 month LIBOR	(2,213,412)	—	(2,213,412)
Barclays Bank PLC(2)	12/17/28		500	5.00%	3 month LIBOR	(136,631)	(4,737)	(131,894)
Barclays Bank PLC(2)	06/17/24		7,600	4.00%	3 month LIBOR	(730,576)	(467,995)	(262,581)
Citigroup, Inc.(2)	06/17/29		4,100	3.00%	3 month LIBOR	153,417	73,488	79,929
Citigroup, Inc.(2)	06/17/29		1,200	3.00%	3 month LIBOR	44,903	(101,051)	145,954
Credit Suisse International(2)	06/17/24		15,100	4.00%	3 month LIBOR	(1,451,539)	(1,517,416)	65,877
Credit Suisse International(2)	06/17/24		2,700	4.00%	3 month LIBOR	(259,547)	(321,530)	61,983
Deutsche Bank AG(2)	06/17/29		500	3.00%	3 month LIBOR	18,709	(365)	19,074
Deutsche Bank AG(2)	12/17/28		1,300	5.00%	3 month LIBOR	(355,239)	17,706	(372,945)
Merrill Lynch & Co.(2)	12/17/38		2,000	5.00%	3 month LIBOR	(690,369)	(206,889)	(483,480)
Merrill Lynch & Co.(2)	12/17/38		500	5.00%	3 month LIBOR	(172,592)	(12,925)	(159,667)
Merrill Lynch & Co.(2)	12/17/28		1,600	5.00%	3 month LIBOR	(437,218)	(23,247)	(413,971)
Morgan Stanley Capital Services, Inc.(2)	12/17/38		800	5.00%	3 month LIBOR	(276,147)	(50,533)	(225,614)
Royal Bank of Scotland PLC(1)	02/04/11		9,600	3.00%	3 month LIBOR	313,408	(26,236)	339,644
Royal Bank of Scotland PLC(2)	06/17/29		300	3.00%	3 month LIBOR	11,226	(13,841)	25,067
Royal Bank of Scotland PLC(2)	06/17/29		200	3.00%	3 month LIBOR	7,483	(9,228)	16,711
Royal Bank of Scotland PLC(2)	12/17/28		2,500	5.00%	3 month LIBOR	(683,152)	(101,263)	(581,889)
Merrill Lynch & Co.(2)	05/21/09		1,000	5.50%	ICAP CMM FRA Fixing Rate	(165,671)	501	(166,172)
Deutsche Bank AG(1)	06/15/12	AUD	12,300	4.50%	3 month Australian Bank Bill rate	(32,901)	4,848	(37,749)
Barclays Bank PLC(1)	01/02/12	BRL	2,800	10.68%	Brazilian interbank lending rate	(20,775)	(30,543)	9,768
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	6,100	10.15%	Brazilian interbank lending rate	(94,154)	1,073	(95,227)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	400	14.77%	Brazilian interbank lending rate	13,342	2,281	11,061
HSBC Bank USA, N.A.(1)	01/02/12	BRL	600	14.77%	Brazilian interbank lending rate	20,014	3,428	16,586
Merrill Lynch & Co.(1)	01/02/12	BRL	1,100	14.77%	Brazilian interbank lending rate	36,691	4,556	32,135
Merrill Lynch & Co.(1)	01/02/12	BRL	200	14.77%	Brazilian interbank lending rate	6,671	328	6,343
UBS AG(1)	01/02/12	BRL	3,500	10.58%	Brazilian interbank lending rate	(30,845)	(18,105)	(12,740)
Bank of America N.A.(2)	12/20/13	CAD	2,600	4.25%	3 month Canadian Bank floating rate	(272,029)	(23,750)	(248,279)
Bank of Nova Scotia(2)	09/20/11	CAD	1,100	4.50%	3 month Canadian Bank floating rate	(74,840)	(14,795)	(60,045)
Citigroup, Inc.(2)	06/15/15	CAD	300	5.00%	3 month Canadian Bank floating rate	(47,551)	(8,073)	(39,478)
Merrill Lynch & Co.(2)	09/20/37	CAD	1,400	4.50%	3 month Canadian Bank floating rate	(191,993)	(1,557)	(190,436)
Merrill Lynch & Co.(2)	12/20/13	CAD	1,600	4.25%	3 month Canadian Bank floating rate	(167,402)	(38,010)	(129,392)
Barclays Bank PLC(2)	09/17/38	EUR	2,100	5.00%	6 month EURIBOR	(663,442)	(67,719)	(595,723)
Deutsche Bank AG(1)	03/19/10	EUR	1,600	4.50%	6 month EURIBOR	59,473	(378)	59,851
Goldman Sachs Capital Markets, L.P.(1)	09/16/14	EUR	2,600	3.00%	6 month EURIBOR	24,344	2,911	21,433
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	1,600	4.50%	6 month EURIBOR	59,492	(373)	59,865
Barclays Bank PLC(1)	04/30/12	EUR	500	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	10,013	—	10,013
BNP Paribas(1)	12/15/11	EUR	1,000	1.99%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	24,483	—	24,483
Goldman Sachs Capital Markets, L.P.(1)	06/15/12	EUR	1,100	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	27,906	—	27,906
Goldman Sachs Capital Markets, L.P.(1)	12/15/11	EUR	8,400	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	225,956	(8,969)	234,925
JPMorgan Chase Bank(1)	10/15/11	EUR	100	2.03%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	3,837	—	3,837
JPMorgan Chase Bank(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(2,966)	—	(2,966)
JPMorgan Chase Bank(1)	07/14/11	EUR	700	2.26%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	40,229	—	40,229
Royal Bank of Scotland PLC(1)	03/28/12	EUR	500	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	10,134	—	10,134
UBS AG(1)	10/15/16	EUR	100	2.35%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(3,180)	—	(3,180)
UBS AG(2)	10/15/16	EUR	100	2.28%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	601	—	601
Barclays Bank PLC(1)	09/15/10	GBP	1,600	5.00%	6 month LIBOR	103,944	(22,033)	125,977
Barclays Bank PLC(1)	09/16/16	GBP	500	3.50%	6 month LIBOR	201	4,196	(3,995)
Barclays Bank PLC(1)	12/19/09	GBP	2,200	5.00%	6 month LIBOR	81,811	(2,488)	84,299
Deutsche Bank AG(1)	03/20/10	GBP	4,100	6.00%	6 month LIBOR	242,730	30,512	212,218
Deutsche Bank AG(2)	06/15/37	GBP	2,600	4.25%	6 month LIBOR	(130,781)	(64,592)	(66,189)
Goldman Sachs Capital Markets, L.P.(2)	06/15/37	GBP	2,500	4.00%	6 month LIBOR	(65,912)	(15,988)	(49,924)
HSBC Bank USA, N.A.(1)	06/15/09	GBP	1,500	5.00%	6 month LIBOR	18,303	(4,687)	22,990
HSBC Bank USA, N.A.(1)	09/16/19	GBP	800	3.50%	6 month LIBOR	(24,086)	(5,822)	(18,264)
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	2,800	6.00%	6 month LIBOR	74,400	5,433	68,967
Morgan Stanley Capital Services, Inc.(2)	06/15/37	GBP	900	4.25%	6 month LIBOR	(45,270)	(23,594)	(21,676)
Royal Bank of Scotland PLC(1)	09/15/10	GBP	300	5.00%	6 month LIBOR	19,542	(4,261)	23,803
Barclays Bank PLC(1)	12/14/17	GBP	500	3.25%	United Kingdom Retail Price Index	25,018	1,819	23,199
Royal Bank of Scotland PLC(1)	09/10/27	GBP	100	3.44%	United Kingdom Retail Price Index	(2,866)	—	(2,866)
Royal Bank of Scotland PLC(1)	12/19/17	GBP	800	3.18%	United Kingdom Retail Price Index	32,201	745	31,456
Deutsche Bank AG(1)	12/15/35	JPY	230,000	2.50%	6 month LIBOR	348,277	(25,374)	373,651
Deutsche Bank AG(1)	06/20/27	JPY	110,000	3.00%	6 month LIBOR	66,577	3,019	63,558
Morgan Stanley Capital Services, Inc.(1)	06/20/27	JPY	30,000	3.00%	6 month LIBOR	18,158	1,380	16,778
Royal Bank of Scotland PLC(1)	12/17/13	JPY	680,000	1.50%	6 month LIBOR	164,005	143,072	20,933
Royal Bank of Scotland PLC(1)	06/17/18	JPY	260,000	1.50%	6 month LIBOR	51,061	91,986	(40,925)
UBS AG(1)	06/20/27	JPY	40,000	3.00%	6 month LIBOR	24,210	890	23,320
UBS AG(1)	12/17/13	JPY	400,000	1.50%	6 month LIBOR	96,473	98,039	(1,566)
UBS AG(1)	06/17/18	JPY	90,000	1.50%	6 month LIBOR	17,675	19,512	(1,837)
Goldman Sachs Capital Markets, L.P.(1)	03/18/14	SEK	1,000	4.50%	3 month Stockholm interbank offered rate	14,119	(951)	15,070

						$(8,431,694)	$(2,512,305)	$(5,919,389)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	Portfolio pays the fixed and receives the difference between the floating rate and the strike price.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2009:

						Upfront	Unrealized
		Notional Amount#		Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Entity/Obligation	Value(5)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Credit Suisse International	07/25/45	$400	0.32%	ABX.HE.AAA.06-2 Index	$(329,977)	$(117,426)	$(212,551)
Credit Suisse International	05/25/46	4,800	0.11%	ABX.HE.AAA.06-2 Index	(3,311,904)	(1,008,932)	(2,302,972)
Deutsche Bank AG	05/25/46	400	0.11%	ABX.HE.AAA.06-2 Index	(275,992)	(119,611)	(156,381)
Credit Suisse International	08/25/37	1,200	0.90%	ABX.HE.AAA.07-1 Index	(896,980)	(316,807)	(580,173)
Morgan Stanley Capital Services, Inc.	12/13/49	340	0.08%	CMBX.HE.AAA.3 Index	(104,546)	(47,480)	(57,066)
Barclays Bank PLC	12/20/13	10,000	3.35%	Dow Jones CDX EM 10	(1,334,854)	(1,358,340)	23,486
Deutsche Bank AG	12/20/13	6,000	3.35%	Dow Jones CDX EM 10	(807,467)	(974,555)	167,088
Deutsche Bank AG	06/20/13	1,000	2.65%	Dow Jones CDX EM 9	(142,545)	7,330	(149,875)
Citigroup, Inc.	06/20/12	5,000	2.09%	Dow Jones CDX HY-8 Index	(1,942,661)	—	(1,942,661)
Deutsche Bank AG	12/20/12	200	6.35%	Dow Jones CDX HY-9 100 Index	(71,041)	—	(71,041)
Merrill Lynch & Co.	12/20/12	100	6.69%	Dow Jones CDX HY-9 100 Index	(34,619)	—	(34,619)
Morgan Stanley Capital Services, Inc.	12/20/12	100	6.57%	Dow Jones CDX HY-9 Index	(34,937)	—	(34,937)
Morgan Stanley Capital Services, Inc.	12/20/15	330	0.46%	Dow Jones CDX NA IG 5 10Y	(125,599)	—	(125,599)
Citigroup, Inc.	12/20/12	486	0.71%	Dow Jones CDX NA IG 9 5Y	681	—	681
Deutsche Bank AG	12/20/12	200	0.99%	Dow Jones CDX NA IG 9 5Y	(2,803)	—	(2,803)

					$(9,415,244)	$(3,935,821)	$(5,479,423)

					Implied Credit		Upfront	Unrealized
		Notional Amount#		Reference Entity/	Spread at	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000) (3)	Fixed Rate	Obligation	March 31, 2009 (4)	Value	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Citigroup, Inc.	09/20/12	$100	0.72%	Bear Stearns Co., Inc., 5.30%, due 10/30/15	2.162%	$(4,587)	$—	$(4,587)
Royal Bank of Scotland PLC	09/20/13	700	0.99%	Berkshire Hathaway, 4.625%, due 10/15/13	3.794%	(74,011)	—	(74,011)
Deutsche Bank AG	05/20/17	1,300	1.04%	Federal Republic of Brazil, 12.25%, due 03/06/30	3.427%	(193,182)	—	(193,182)
Morgan Stanley Capital Services, Inc.	08/20/11	1,300	1.38%	Federal Republic of Brazil, 12.25%, due 03/06/30	2.570%	(33,617)	—	(33,617)
Morgan Stanley Capital Services, Inc.	09/20/12	100	3.80%	Ford Motor Credit Co., 7.00%, due 10/01/13	13.959%	(25,155)	—	(25,155)
Barclays Bank PLC	09/20/10	300	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	9.554%	(33,495)	—	(33,495)
Citigroup, Inc.	09/20/09	400	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	10.009%	(16,628)	—	(16,628)
Goldman Sachs Capital Markets, L.P.	12/20/09	100	0.83%	General Electric Capital Corp., 6.00%, due 06/15/12	10.020%	(6,305)	—	(6,305)
Bank of America N.A.	09/20/12	100	7.00%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(26,426)	—	(26,426)
Deutsche Bank AG	09/20/12	600	5.40%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(180,396)	—	(180,396)
Goldman Sachs Capital Markets, L.P.	09/20/12	100	3.05%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(35,413)	—	(35,413)
Morgan Stanley Capital Services, Inc.	09/20/12	100	0.80%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	2.961%	(6,735)	—	(6,735)
Merrill Lynch & Co.	06/20/09	300	1.55%	HSBC Finance Corp., 7.00%, due 05/15/12	15.193%	(8,981)	—	(8,981)
BNP Paribas	09/20/12	1,400	0.87%	Morgan Stanley, 6.60%, due 04/01/12	3.995%	(132,052)	—	(132,052)
Goldman Sachs Capital Markets, L.P.	12/20/09	2,650	2.00%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	8.225%	(106,576)	—	(106,576)

						$(883,559)	$—	$(883,559)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

							Upfront	Unrealized
		Notional Amount#			Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)		Fixed Rate	Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (2)
Bank of America N.A.	03/20/11		$100	0.29%	Alcan, Inc., 6.45%, due 03/15/11	$2,145	$—	$2,145
Barclays Bank PLC	09/20/13		1,000	1.20%	Alcoa, Inc., 6.00%, due 07/15/13	220,284	—	220,284
Morgan Stanley Capital Services, Inc.	03/20/12		1,000	0.85%	Aloca, Inc., 6.00%, due 01/15/12	181,900	—	181,900
Citigroup, Inc.	06/20/15		1,200	0.62%	American Electric Power, 5.25%, due 06/01/15	8,296	—	8,296
Morgan Stanley Capital Services, Inc.	06/20/15		100	0.47%	American Electric Power, 5.25%, due 06/01/15	1,554	—	1,554
Merrill Lynch & Co.	12/20/17		1,900	1.37%	American General Finance Corp., 6.90%, due 12/15/17	1,075,876	—	1,075,876
Merrill Lynch & Co.	12/20/17		500	1.37%	American General Finance Corp., 6.90%, due 12/15/17	283,121	—	283,121
Royal Bank of Scotland PLC	12/20/17		2,000	1.30%	American General Finance Corp., 6.90%, due 12/15/17	1,135,635	—	1,135,635
Bank of America N.A.	12/20/12		1,100	0.62%	Autozone, Inc., 5.875%, due 10/15/12	18,435	—	18,435
Bank of America N.A.	12/20/12		400	0.62%	Autozone, Inc., 5.875%, due 10/15/12	6,703	—	6,703
Royal Bank of Scotland PLC	06/20/17		300	0.64%	Autozone, Inc., 5.875%, due 10/15/12	8,459	—	8,459
Royal Bank of Scotland PLC	06/20/17		200	0.64%	Autozone, Inc., 5.875%, due 10/15/12	5,568	—	5,568
Royal Bank of Scotland PLC	06/20/17		500	0.67%	Autozone, Inc., 5.875%, due 10/15/12	13,036	—	13,036
Bank of America N.A.	06/20/16		1,400	0.87%	Autozone, Inc., 6.95%, due 06/15/16	15,909	—	15,909
Deutsche Bank AG	06/20/16		1,000	0.72%	Autozone, Inc., 6.95%, due 06/15/16	20,945	—	20,945
UBS AG	12/20/11		100	0.14%	BAE Holdings, Inc., 6.40%, due 12/15/11	3,295	—	3,295
Citigroup, Inc.	12/20/16		500	0.17%	Bank of America, 4.64%, due 10/14/16	86,998	—	86,998
JPMorgan Chase Bank	12/20/17		400	2.35%	Barclays Bank PLC, 4.50%, due 03/04/19	42,431	—	42,431
Goldman Sachs Capital Markets, L.P.	06/20/18		1,000	0.34%	Baxter International, Inc., 5.375%, due 06/01/18	7,936	—	7,936
Deutsche Bank AG	03/20/18		1,100	0.87%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	71,632	—	71,632
Royal Bank of Scotland PLC	03/20/18		100	2.22%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(3,157)	—	(3,157)
Bank of America N.A.	03/20/12		300	0.14%	BHP Billiton Finance, 5.125%, due 03/29/12	14,698	—	14,698
Merrill Lynch & Co.	06/20/11		100	0.51%	Boston Scientific Corp., 6.00%, due 06/15/11	2,328	—	2,328
Goldman Sachs Capital Markets, L.P.	06/20/17		1,000	0.58%	Cardinal Health, Inc., 6.00%, due 06/15/17	22,067	—	22,067
Barclays Bank PLC	09/20/18		1,200	1.35%	Citigroup, Inc., 6.50%, due 01/18/11	268,127	—	268,127
Morgan Stanley Capital Services, Inc.	03/20/13		1,000	0.62%	Computer Sciences Corp., 5.50%, due 03/15/13	1,508	—	1,508
Bank of America N.A.	03/20/12		200	0.09%	Consumers Energy, 5.00%, due 02/15/12	15,408	—	15,408
Bank of America N.A.	12/20/17		2,000	0.50%	Covidien Ltd., 6.00%, due 10/15/17	52,750	—	52,750
Merrill Lynch & Co.	03/20/12		100	0.23%	CSX Corp., 6.30%, due 03/15/12	3,424	—	3,424
Royal Bank of Scotland PLC	09/20/11		100	0.55%	CVS Caremark Corp., 5.75%, due 08/15/11	837	—	837
Deutsche Bank AG	12/20/15		1,000	0.95%	Cytec Industries, Inc., 6.00%, due 10/01/15	129,494	—	129,494
BNP Paribas	06/20/11		100	4.03%	D. R. Horton, Inc., 6.00%, due 04/15/11	587	—	587
Barclays Bank PLC	09/20/13		400	0.76%	Deutsche Bank AG London, 4.875%, due 05/20/13	7,680	—	7,680
Royal Bank of Scotland PLC	06/20/13		900	0.95%	Deutsche Bank AG London, 4.875%, due 05/20/13	9,581	—	9,581
Bear Stearns International, Ltd.	06/20/12		100	0.23%	Diamond Offshore Drilling, 0% (convertible), due 06/06/20	1,070	—	1,070
Barclays Bank PLC	09/20/13		3,500	0.54%	Dominion Resources, Inc., 5.15%, due 07/15/15	21,097	—	21,097
Barclays Bank PLC	06/20/13		1,067	5.00%	Dow Jones CDX HY-10 5Y	290,412	19,998	270,414
UBS AG	06/20/13		970	5.00%	Dow Jones CDX HY-10 5Y	264,011	17,675	246,336
Merrill Lynch & Co.	06/20/12		3,040	2.75%	Dow Jones CDX HY-8 Index	758,475	—	758,475
Barclays Bank PLC	06/20/18		6,832	1.50%	Dow Jones CDX NA IG 10 10Y	290,510	(171,853)	462,363
Deutsche Bank AG	06/20/18		683	1.50%	Dow Jones CDX NA IG 10 10Y	29,058	(11,055)	40,113
Goldman Sachs Capital Markets, L.P.	06/20/18		2,830	1.50%	Dow Jones CDX NA IG 10 10Y	120,354	(38,630)	158,984
Goldman Sachs Capital Markets, L.P.	06/20/18		1,952	1.50%	Dow Jones CDX NA IG 10 10Y	83,024	(60,128)	143,152
Morgan Stanley Capital Services, Inc.	06/20/18		3,611	1.50%	Dow Jones CDX NA IG 10 10Y	153,595	(34,048)	187,643
Barclays Bank PLC	06/20/13		781	1.55%	Dow Jones CDX NA IG 10 5Y	30,521	(10,786)	41,307
Deutsche Bank AG	06/20/13		7,418	1.55%	Dow Jones CDX NA IG 10 5Y	289,940	(24,522)	314,462
Goldman Sachs Capital Markets, L.P.	06/20/13		683	1.55%	Dow Jones CDX NA IG 10 5Y	26,705	(6,312)	33,017
Morgan Stanley Capital Services, Inc.	12/20/12		500	0.14%	Dow Jones CDX NA IG 5 7Y	139,210	—	139,210
Bank of America N.A.	12/20/16		1,854	0.65%	Dow Jones CDX NA IG 7 10Y	183,013	(9,015)	192,028
Barclays Bank PLC	12/20/16		195	0.65%	Dow Jones CDX NA IG 7 10Y	19,267	(1,116)	20,383
JPMorgan Chase Bank	12/20/16		683	0.65%	Dow Jones CDX NA IG 7 10Y	67,429	(3,331)	70,760
Barclays Bank PLC	12/20/17		195	0.80%	Dow Jones CDX NA IG 9 10Y	17,223	2,116	15,107
Morgan Stanley Capital Services, Inc.	12/20/17		1,659	0.80%	Dow Jones CDX NA IG 9 10Y	146,404	34,451	111,953
Goldman Sachs Capital Markets, L.P.	06/20/19		600	1.00%	Dow Jones CDX NA IG12 10Y	31,546	27,022	4,524
Goldman Sachs Capital Markets, L.P.	06/20/14		100	1.53%	Encana Holdings Corp., 5.80%, due 05/01/14	5,486	—	5,486
Merrill Lynch & Co.	06/20/11		100	0.29%	Exelon Corp., 6.75%, due 05/01/11	5,466	—	5,466
Merrill Lynch & Co.	12/20/11		100	0.13%	Firstenergy Corp., 6.45%, due 11/15/11	2,765	—	2,765
Bear Stearns International, Ltd.	06/20/10		100	0.16%	Gatx Financial Corp., 5.125%, due 04/15/10	4,998	—	4,998
Citigroup, Inc.	09/20/12		100	5.00%	GMAC LLC, 6.875%, due 08/28/12	30,976	—	30,976
Deutsche Bank AG	09/20/16		100	0.51%	Goodrich (BF) Co., 6.29%, due 07/01/16	1,544	—	1,544
Goldman Sachs Capital Markets, L.P.	03/20/18		1,000	2.91%	HCP, Inc., 6.70%, due 01/30/18	210,529	—	210,529
Barclays Bank PLC	06/20/15		300	2.93%	Health Care REIT, 5.875%, due 05/15/15	49,041	—	49,041
Bank of Nova Scotia	06/20/12		200	0.50%	HSBC Finance Corp., 7.00%, due 05/15/12	50,636	—	50,636
Barclays Bank PLC	12/20/16	EUR	500	0.85%	iTraxx Europe HiVol Series 6 Version 1	88,099	(2,563)	90,662
BNP Paribas	12/20/16	EUR	200	0.85%	iTraxx Europe HiVol Series 6 Version 1	35,239	(1,118)	36,357
JPMorgan Chase Bank	12/20/16	EUR	200	0.85%	iTraxx Europe HiVol Series 6 Version 1	35,242	(839)	36,081
Bank of America N.A.	03/20/14		500	2.75%	JPMorgan Chase & Co., 6.75%, due 02/01/11	6,081	—	6,081
BNP Paribas	03/20/14		1,000	2.70%	JPMorgan Chase & Co., 6.75%, due 02/01/11	13,734	—	13,734
Goldman Sachs Capital Markets, L.P.	12/20/17		100	0.72%	Kohls Corp., 6.25%, due 12/15/17	5,254	—	5,254
Bear Stearns International, Ltd.	06/20/12		100	0.17%	Kraft Foods, Inc., 6.25%, due 06/01/12	2,495	—	2,495
Bank of America N.A.	03/20/14		1,000	1.39%	Liberty Mutual Group, 5.75%, due 03/15/14	182,482	—	182,482
Goldman Sachs Capital Markets, L.P.	09/20/17		500	3.55%	Limited Brands, Inc., 6.90%, due 07/15/17	21,731	—	21,731
Bear Stearns International, Ltd.	03/20/16		300	0.30%	Loews Corp., 5.25%, due 03/15/16	10,148	—	10,148
Bear Stearns International, Ltd.	03/20/16		100	0.28%	Loews Corp., 5.25%, due 03/15/16	3,509	—	3,509
Bank of America N.A.	09/20/15		1,000	0.99%	Marsh & McLennan Cos. Inc., 5.75%, due 09/15/15	(6,256)	—	(6,256)
Citigroup, Inc.	12/20/16		1,000	1.91%	Masco Corp., 6.125%, due 10/03/16	144,588	—	144,588
Bank of America N.A.	03/20/17		100	0.38%	McKesson HBOC, Inc., 5.70%, due 03/01/17	1,525	—	1,525
Royal Bank of Scotland PLC	03/20/15		100	0.55%	Merck & Co., Inc., 4.75%, due 03/01/15	1,147	—	1,147
Citigroup, Inc.	06/20/18		1,000	1.38%	Merrill Lynch & Co., 6.875%, due 04/25/18	214,769	—	214,769
Royal Bank of Scotland PLC	12/20/16		200	0.32%	Morgan Stanley, 4.40%, due 10/18/16	34,224	—	34,224
Royal Bank of Scotland PLC	12/20/15		100	0.30%	Morgan Stanley, 4.74%, due 10/15/15	16,284	—	16,284
Deutsche Bank AG	09/20/18		400	1.85%	Morgan Stanley, 6.60%, due 04/01/12	33,912	—	33,912
Morgan Stanley Capital Services, Inc.	12/20/17		100	0.73%	Motorola Inc., 6.00%, due 11/15/17	12,439	—	12,439
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	13,149	—	13,149
Deutsche Bank AG	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	13,149	—	13,149
Citigroup, Inc.	06/20/10		100	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	3,131	—	3,131
Morgan Stanley Capital Services, Inc.	03/20/19		1,000	1.47%	Nisource Financial, 6.80%, due 01/15/19	175,523	—	175,523
Bank of America N.A.	03/20/18		1,400	0.99%	Nordstrom, Inc., 6.25%, due 01/15/18	222,651	—	222,651
Morgan Stanley Capital Services, Inc.	06/20/16		200	0.39%	Omnicom Group, 5.90%, due 04/15/16	25,251	—	25,251
Merrill Lynch & Co.	12/20/11		100	0.28%	Orix Corp., 5.48%, due 11/22/11	37,117	—	37,117
Citigroup, Inc.	06/20/18		1,000	0.69%	Pearson, 6.25%, due 05/06/18	1,424	—	1,424
Merrill Lynch & Co.	04/15/20		300	1.95%	Race Point CLO, 7.01%, due 04/15/20	240,727	889	239,838
Merrill Lynch & Co.	04/15/20		300	4.03%	Race Point CLO, 9.61%, due 04/15/20	264,987	1,906	263,081
Barclays Bank PLC	09/20/13		500	0.48%	Raytheon Co., 7.20%, due 08/15/27	2,726	—	2,726
Barclays Bank PLC	06/20/13		500	1.45%	Rexam PLC, 6.75%, due 06/01/23	46,298	—	46,298

Morgan Stanley Capital Services, Inc.	12/20/12		100	0.54%	Rogers Wireless, 7.25%, due 12/15/12	4,311	—	4,311
Bank of America N.A.	06/20/10		200	0.48%	Royal Caribbean Cruises, 8.00%, due 05/15/10	37,651	—	37,651
Merrill Lynch & Co.	12/15/19		300	3.78%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	234,837	1,391	233,446
Merrill Lynch & Co.	12/15/19		300	1.88%	Saratoga CLO, Ltd., 5.45%, due 12/15/19	232,206	1,897	230,309
Citigroup, Inc.	09/20/13		100	0.59%	Sealed Air Corp, 5.625%, due 07/15/13	8,679	—	8,679
Morgan Stanley Capital Services, Inc.	09/20/13		100	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	8,719	—	8,719
Goldman Sachs Capital Markets, L.P.	12/20/16		500	1.47%	Simon Property Group LP, 5.25%, due 12/01/16	110,920	—	110,920
Deutsche Bank AG	03/20/12		100	0.42%	Southwest Airlines Co., 6.50%, due 03/01/12	6,981	—	6,981
Deutsche Bank AG	06/20/18		2,400	0.84%	Spectra Energy Capital, 6.20%, due 04/15/18	29,216	—	29,216
Bear Stearns International, Ltd.	12/20/16		200	1.07%	Sprint Nextel Corp., 6.00%, due 12/01/16	54,394	—	54,394
Bank of America N.A.	06/20/18		600	1.49%	Starwood Hotels & Resort, 6.75%, due 05/15/18	152,100	—	152,100
BNP Paribas	06/20/11		100	1.76%	Tate & Lyle PLC, 6.125%, due 06/15/11	555	—	555
Barclays Bank PLC	03/20/19		700	2.80%	UBS AG, 1.45%, due 04/18/12	(30,244)	—	(30,244)
Deutsche Bank AG	03/20/14	EUR	500	2.20%	UBS AG, 1.45%, due 04/18/12	2,060	—	2,060
Deutsche Bank AG	03/20/14	EUR	500	2.25%	UBS AG, 1.45%, due 04/18/12	1,187	—	1,187
UBS AG	12/20/13	EUR	100	2.15%	UBS AG, 1.45%, due 04/18/12	777	—	777
UBS AG	12/20/13	EUR	500	1.85%	UBS AG, 2.55%, due 04/18/12	8,775	—	8,775
Bank of America N.A.	09/20/12		200	0.34%	UST, Inc., 6.625%, due 07/15/12	352	—	352
Citigroup, Inc.	06/20/13		1,000	1.17%	Vivendi, 5.75%, due 04/04/13	19,084	—	19,084
Bear Stearns International, Ltd.	03/20/11		100	0.33%	Vornado Realty, 5.60%, due 02/15/11	13,012	—	13,012
Bank of America N.A.	12/20/16		100	0.67%	Western Union Co., 5.93%, due 10/01/16	6,676	—	6,676
UBS AG	06/20/13		500	0.84%	Whirlpool Corp., 7.75%, due 07/15/16	72,797	—	72,797
Barclays Bank PLC	09/20/13		4,400	0.39%	Wyeth, 5.25%, due 03/15/13	36,648	—	36,648
Bank of America N.A.	06/20/15		1,200	1.10%	XStrata Canada Corp., 5.375%, due 06/01/15	212,538	—	212,538
Bank of America N.A.	06/20/12		100	0.91%	XStrata Canada Corp., 7.35%, due 06/05/12	13,670	—	13,670

						$10,200,475	$(267,971)	$10,468,446

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Total Return swap agreements outstanding at March 31, 2009:

						Upfront	Unrealized
			Notional Amount#		Fair	Premiums	Appreciation
Counterparty	Termination	Date	(000)	Description	Value	Paid (Received)	(Depreciation)
Merrill Lynch & Co.	10/30/09		2,160	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +10bps.	$114,130	—	$114,130
Merrill Lynch & Co.	03/31/10		1,465	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11bps.	(48)	—	(48)
Credit Suisse International	01/29/10		5,466	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -10bps.	331,210	—	331,210
Credit Suisse International	01/29/10		2,345	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +10bps.	436,838	—	436,838
Credit Suisse International	04/28/09		9,180	Dow Jones - AIG Commodity Index	(220,783)	—	(220,783)
Morgan Stanley Capital Services, Inc.	04/28/09		10,120	Dow Jones - AIG Commodity Index	(212,125)	$(47,395)	(164,730)
Barclays Bank PLC	04/28/09		7,340	Dow Jones - AIG Commodity Index	(176,530)	—	(176,530)

					$272,692	$(47,395)	$320,087

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$606,814,422	$6,051,450
Level 2 — Other Significant Observable Inputs — Long	489,724,633	(5,152,814)
Level 2 — Other Significant Observable Inputs — Short	(2,486,325)	—
Level 3 — Significant Unobservable Inputs	1,238,811	1,364,445

Total	$1,095,291,541	$2,263,081

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized at appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments*
Balance as of 12/31/08	$3,217,143	$2,371,990
Accrued discounts/premiums	(62,688)	(20,095)
Realized gain (loss)	1,203	(375,171)
Change in unrealized appreciation (depreciation)	(179,787)	(987,450)
Net purchases (sales)	(27,123)	375,171
Transfers in and/or out of Level 3	(1,709,937)	—

Balance as of 3/31/09	$1,238,811	$1,364,445

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Credit contracts	$4,105,464
Equity contracts	2,597,797
Foreign exchange contracts	(2,005,708)
Interest rate contracts	(2,101,542)

Total	$2,596,011

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	580,783	$6,533,808
AST DeAM Large-Cap Value Portfolio	3,178,423	17,449,542
AST Federated Aggressive Growth Portfolio	221,509	1,043,308
AST International Growth Portfolio	1,543,575	10,758,718
AST International Value Portfolio	1,096,164	10,786,250
AST Large-Cap Value Portfolio	2,267,384	19,748,918
AST Marsico Capital Growth Portfolio	1,786,041	20,593,056
AST MFS Growth Portfolio	2,156,099	14,057,768
AST Mid-Cap Value Portfolio	208,244	1,311,936
AST Money Market Portfolio	127,178	127,178
AST Neuberger Berman Mid-Cap Growth Portfolio*	124,302	1,509,023
AST Parametric Emerging Markets Equity Portfolio*	534,477	2,490,662
AST Small-Cap Growth Portfolio*	106,309	1,066,276
AST Small-Cap Value Portfolio	266,955	1,930,085
AST T. Rowe Price Large-Cap Growth Portfolio	1,901,179	13,422,326
AST T. Rowe Price Natural Resources Portfolio	66,609	1,145,006

TOTAL LONG-TERM INVESTMENTS (cost $186,606,667)		123,973,860

SHORT-TERM INVESTMENT — 1.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,267,117)	1,267,117	1,267,117

TOTAL INVESTMENTS(w)— 100.3% (cost $187,873,784)		125,240,977

Liabilities in excess of other assets — (0.3)%		(424,774)

NET ASSETS — 100.0%		$124,816,203

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$125,240,977	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$125,240,977	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%

COMMON STOCKS

Aerospace — 0.3%
Northrop Grumman Corp.	7,700	$336,028

Agriculture — 2.1%
Archer-Daniels-Midland Co.	44,900	1,247,322
Bunge Ltd.	19,200	1,087,680

		2,335,002

Airlines — 0.3%
UAL Corp.*(a)	70,500	315,840

Apparel — 0.1%
VF Corp.	1,900	108,509

Automobile Manufacturers — 0.4%
Toyota Motor Corp., ADR (Japan)	6,600	417,780

Automotive Parts — 1.2%
Autoliv, Inc. (Sweden)(a)	37,100	688,947
Magna International, Inc. (Class A Stock) (Canada)	23,600	631,300

		1,320,247

Beverages — 2.0%
Coca-Cola Enterprises, Inc.	86,800	1,144,892
Constellation Brands, Inc.*(a)	8,400	99,960
Pepsi Bottling Group, Inc. (The)	44,500	985,230

		2,230,082

Biotechnology — 2.1%
Amgen, Inc.*	46,400	2,297,728

Broadcasting — 0.4%
CBS Corp. (Class B Stock)(a)	117,700	451,968

Chemicals — 0.7%
E.I. du Pont de Nemours & Co.	8,900	198,737
Eastman Chemical Co.	23,100	619,080

		817,817

Clothing & Apparel — 0.2%
Jones Apparel Group, Inc.	46,900	197,918

Computer Hardware — 0.5%
Western Digital Corp.*(a)	29,600	572,464

Conglomerates — 1.6%
Altria Group, Inc.(a)	110,100	1,763,802

Consumer Products & Services — 5.2%
Johnson & Johnson	65,300	3,434,780
Procter & Gamble Co.	48,522	2,284,901

		5,719,681

Containers & Packaging — 0.6%
Owens-Illinois, Inc.*	46,300	668,572

Distribution/Wholesale — 0.4%
Ingram Micro, Inc. (Class A Stock)*	33,100	418,384

Electric — 1.8%
Alliant Energy Corp.	24,900	614,781
American Electric Power Co., Inc.	12,200	308,172
Dominion Resources, Inc.(a)	11,100	343,989
Reliant Energy, Inc.*(a)	84,500	269,555
TECO Energy, Inc.	41,100	458,265

		1,994,762

Electronic Components & Equipment — 2.3%
General Electric Co.	254,700	2,575,017

Electronics — 1.1%
AU Optronics Corp., ADR (Taiwan)(a)	87,100	730,769
Tyco Electronics Ltd. (Bermuda)	41,100	453,744
Vishay Intertechnology, Inc.*	5,900	20,532

		1,205,045

Entertainment & Leisure — 0.3%
Walt Disney Co. (The)(a)	18,300	332,328

Financial — Bank & Trust — 3.4%
Bank of America Corp.	100,000	682,000
Capital One Financial Corp.	11,200	137,088
Deutsche Bank AG (Germany)(a)	24,400	991,860
SunTrust Banks, Inc.(a)	17,700	207,798
U.S. Bancorp	35,200	514,272
Wells Fargo & Co.(a)	85,000	1,210,400

		3,743,418

Financial Services — 5.5%
Goldman Sachs Group, Inc. (The)	20,900	2,215,818
JPMorgan Chase & Co.(a)	92,900	2,469,282
Morgan Stanley	62,900	1,432,233

		6,117,333

Food — 3.6%
ConAgra Foods, Inc.	67,200	1,133,664
J.M. Smucker Co. (The)	1,271	47,370
Kraft Foods, Inc. (Class A Stock)	44,400	989,676
Kroger Co. (The)	42,400	899,728
Safeway, Inc.(a)	13,100	264,489
Tyson Foods, Inc. (Class A Stock)(a)	65,400	614,106

		3,949,033

Gas — 0.1%
NiSource, Inc.	12,900	126,420

Household Products / Wares — 0.3%
Kimberly-Clark Corp.	7,500	345,825

Insurance — 7.4%
ACE Ltd. (Switzerland)	32,000	1,292,800
Allstate Corp. (The)	56,000	1,072,400
Fidelity National Financial, Inc. (Class A Stock)	23,600	460,436
Genworth Financial, Inc. (Class A Stock)	96,800	183,920
Hartford Financial Services Group, Inc. (The)	56,400	442,740
Lincoln National Corp.	59,000	394,710
MetLife, Inc.	41,200	938,124
PartnerRe Ltd. (Bermuda)	6,200	384,834
Travelers Cos., Inc. (The)(a)	41,200	1,674,368
Unum Group	73,700	921,250

XL Capital Ltd. (Class A Stock) (Bermuda)	67,100	366,366

		8,131,948

Internet — 0.9%
Symantec Corp.*	66,200	989,028

Machinery — Construction & Mining — 0.3%
Terex Corp.*(a)	36,200	334,850

Media — 3.6%
Comcast Corp. (Class A Stock)	40,400	551,056
News Corp. (Class A Stock)	133,200	881,784
Time Warner Cable, Inc.	24,900	617,525
Time Warner, Inc.(a)	99,200	1,914,560

		3,964,925

Movies & Entertainment — 0.6%
Viacom, Inc. (Class B Stock)*	37,400	650,012

Oil & Gas — 17.8%
Apache Corp.	18,300	1,172,847
BP PLC, ADR (United Kingdom)	14,500	581,450
Chevron Corp.	70,800	4,760,592
ConocoPhillips	50,500	1,977,580
Devon Energy Corp.	30,700	1,371,983
Exxon Mobil Corp.	110,000	7,491,000
Occidental Petroleum Corp.	14,600	812,490
Royal Dutch Shell PLC, ADR (Netherlands)	24,100	1,067,630
Sunoco, Inc.(a)	13,400	354,832

		19,590,404

Pharmaceuticals — 12.4%
Bristol-Myers Squibb Co.	33,000	723,360
Cardinal Health, Inc.	26,400	831,072
Eli Lilly & Co.	44,000	1,470,040
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	10,800	335,556
Merck & Co., Inc.(a)	88,000	2,354,000
Pfizer, Inc.	315,700	4,299,834
Sanofi-Aventis SA, ADR (France)(a)	40,900	1,142,337
Schering-Plough Corp.	56,500	1,330,575
Wyeth	26,700	1,149,168

		13,635,942

Printing & Publishing — 0.1%
Gannett Co., Inc.	54,700	120,340

Retail & Merchandising — 6.5%
AutoNation, Inc.*(a)	42,200	585,736
Foot Locker, Inc.	41,400	433,872
Gap, Inc. (The)	80,000	1,039,200
Home Depot, Inc. (The)	87,200	2,054,432
J.C. Penney Co., Inc.(a)	24,200	485,694
Limited Brands, Inc.	67,000	582,900
Lowe’s Cos., Inc.	34,500	629,625
Macy’s, Inc.	79,000	703,100
TJX Cos., Inc.	27,900	715,356

		7,229,915

Telecommunications — 10.1%
AT&T, Inc.	202,100	5,092,920
Corning, Inc.	68,300	906,341
Motorola, Inc.	168,900	714,447
Nokia OYJ, ADR (Finland)	47,300	551,991
Sprint Nextel Corp.*	347,600	1,240,932
Telefonaktiebolaget LM Ericsson, ADR (Sweden)(a)	73,700	596,233
Telefonica SA, ADR (Spain)	5,300	315,986
Verizon Communications, Inc.	56,100	1,694,220

		11,113,070

Tobacco — 0.9%
Reynolds American, Inc.	28,200	1,010,688

TOTAL LONG-TERM INVESTMENTS (cost $177,112,228)		107,132,125

SHORT-TERM INVESTMENT — 20.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $22,906,857; includes $19,338,426 of cash collateral for securities on loan)(b)(w)	22,906,857	22,906,857

TOTAL INVESTMENTS — 117.9% (cost $200,019,085)		130,038,982

Liabilities in excess of other assets — (17.9)%		(19,738,499)

NET ASSETS — 100.0%		$110,300,483

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $18,870,896; cash collateral of $19,338,426 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$130,038,982	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$130,038,982	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS

Aerospace & Defense — 10.8%
Goodrich Corp.(a)	369,000	$13,981,410
Honeywell International, Inc.	395,900	11,029,774
L-3 Communications Holdings, Inc.(a)	366,600	24,855,480
Raytheon Co.	818,000	31,852,920
United Technologies Corp.	68,500	2,944,130

		84,663,714

Automotive Parts & Equipment — 0.4%
WABCO Holdings, Inc.	273,060	3,361,369

Biotechnology — 3.5%
Amgen, Inc.*	244,400	12,102,688
Biogen Idec, Inc.*	294,440	15,434,545

		27,537,233

Chemicals — 2.1%
CF Industries Holdings, Inc.	85,500	6,081,615
FMC Corp.	102,490	4,421,418
Mosaic Co. (The)	142,100	5,965,358

		16,468,391

Computers — 1.4%
EMC Corp.*(a)	469,600	5,353,440
NetApp, Inc.*(a)	408,300	6,059,172

		11,412,612

Distribution/Wholesale — 0.6%
WESCO International, Inc.*	283,400	5,135,208

Diversified Financial Services — 0.9%
BlackRock, Inc.(a)	34,700	4,512,388
TD Ameritrade Holding Corp.*(a)	172,390	2,380,706

		6,893,094

Diversified Machinery — 0.4%
AGCO Corp.*	144,000	2,822,400

Diversified Manufacturing — 0.5%
Dover Corp.	139,500	3,680,010

Diversified Telecommunication Services — 0.4%
CenturyTel, Inc.(a)	102,100	2,871,052

Electric — 2.7%
Entergy Corp.	237,880	16,197,249
Public Service Enterprise Group, Inc.	166,300	4,900,861

		21,098,110

Electronic Components & Equipment — 0.4%
Hubbell, Inc. (Class B Stock)	110,400	2,976,384

Engineering & Construction — 2.0%
Fluor Corp.(a)	454,000	15,685,700

Food & Staples Retailing — 0.8%
Safeway, Inc.	324,700	6,555,693

Healthcare Providers & Services — 5.3%
Aetna, Inc.	836,900	20,361,777
Quest Diagnostics, Inc.(a)	153,300	7,278,684
UnitedHealth Group, Inc.	662,000	13,855,660

		41,496,121

Insurance — 9.8%
ACE Ltd. (Switzerland)	344,850	13,931,940
Arch Capital Group Ltd. (Bermuda)*	373,960	20,141,486
AXIS Capital Holdings Ltd. (Bermuda)	1,033,860	23,303,204
Loews Corp.	486,330	10,747,893
RenaissanceRe Holdings Ltd. (Bermuda)	176,900	8,745,936

		76,870,459

Internet — 1.4%
F5 Networks, Inc.*(a)	275,800	5,778,010
VeriSign, Inc.*(a)	267,200	5,042,064

		10,820,074

IT Services — 7.4%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	685,720	18,850,443
Alliance Data Systems Corp.*(a)	456,910	16,882,824
SAIC, Inc.*(a)	1,220,898	22,794,166

		58,527,433

Machinery & Equipment — 0.9%
Joy Global, Inc.(a)	344,600	7,339,980

Media — 3.5%
DIRECTV Group, Inc. (The)*(a)	325,900	7,427,261
DISH Network Corp. (Class A Stock)*	670,000	7,443,700
Time Warner Cable, Inc.	123,472	3,062,101
Time Warner, Inc.	491,900	9,493,670

		27,426,732

Oil & Gas — 6.5%
Anadarko Petroleum Corp.	522,200	20,308,358
Apache Corp.	58,100	3,723,629
Noble Corp.	247,620	5,965,166
Occidental Petroleum Corp.	371,700	20,685,105

		50,682,258

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	215,810	6,161,376
Cameron International Corp.*(a)	294,940	6,468,034

		12,629,410

Oil, Gas and Consumable Fuels — 10.1%
Chevron Corp.	111,500	7,497,260
ConocoPhillips	347,300	13,600,268
Exxon Mobil Corp.	289,000	19,680,900
Marathon Oil Corp.	183,500	4,824,215
Total SA, ADR (France)	444,640	21,814,038
Valero Energy Corp.	658,700	11,790,730

		79,207,411

Pharmaceuticals — 10.0%
Abbott Laboratories	270,900	12,921,930
AmerisourceBergen Corp.	95,000	3,102,700
Eli Lilly & Co.	439,100	14,670,331
Endo Pharmaceuticals Holdings, Inc.*	175,300	3,099,304
Express Scripts, Inc.*	33,900	1,565,163
Forest Laboratories, Inc.*	332,820	7,308,727
Merck & Co., Inc.(a)	524,100	14,019,675
Novartis AG, ADR (Switzerland)	319,700	12,094,251

Schering-Plough Corp.	428,700	10,095,885

		78,877,966

Software — 3.7%
Adobe Systems, Inc.*(a)	135,300	2,894,067
Autodesk, Inc.*	189,000	3,177,090
Symantec Corp.*(a)	1,539,400	22,998,636

		29,069,793

Telecommunications — 2.5%
Qwest Communications International, Inc.(a)	3,921,200	13,410,504
Verizon Communications, Inc.	198,300	5,988,660

		19,399,164

Tobacco — 5.6%
Lorillard, Inc.	403,800	24,930,612
Philip Morris International, Inc.	537,800	19,134,924

		44,065,536

Transportation — 1.7%
Norfolk Southern Corp.	310,700	10,486,125
Tidewater, Inc.(a)	83,800	3,111,494

		13,597,619

TOTAL LONG-TERM INVESTMENTS (cost $890,704,467)		761,170,926

SHORT-TERM INVESTMENT — 22.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $174,054,675; includes $148,135,672 of cash collateral for securities on loan)(b)(w)	174,054,675	174,054,675

TOTAL INVESTMENTS — 119.1% (cost $1,064,759,142)		935,225,601

Liabilities in excess of other assets — (19.1)%		(149,977,968)

NET ASSETS — 100.0%		$785,247,633

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $143,764,816; cash collateral of $148,135,672 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$935,225,601	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$935,225,601	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%

COMMON STOCKS

Aerospace — 2.8%
Boeing Co. (The)	10,385	$369,498
General Dynamics Corp.	11,444	475,956
Lockheed Martin Corp.	10,498	724,677
Northrop Grumman Corp.	39,539	1,725,482
Raytheon Co.	4,290	167,053

		3,462,666

Automotive Parts — 0.1%
Magna International, Inc. (Class A Stock) (Canada)	3,093	82,738

Beverages — 1.4%
Coca-Cola Co. (The)	8,398	369,092
Coca-Cola Enterprises, Inc.	37,396	493,254
Constellation Brands, Inc. (Class A Stock)*(a)	2,018	24,014
Molson Coors Brewing Co. (Class B Stock)	16,671	571,482
Pepsi Bottling Group, Inc.	5,944	131,600
PepsiCo, Inc.	1,798	92,561

		1,682,003

Biotechnology — 1.9%
Amgen, Inc.*	47,270	2,340,810

Broadcasting — 0.2%
CBS Corp. (Class B Stock)(a)	79,526	305,380

Business Services — 1.2%
Accenture Ltd. (Class A Stock)	44,440	1,221,656
MasterCard, Inc. (Class A Stock)	1,501	251,387

		1,473,043

Cable Television — 0.6%
Comcast Corp. (Class A Stock)	58,302	795,239

Chemicals — 1.4%
CF Industries Holdings, Inc.	3,228	229,608
E.I. du Pont de Nemours & Co.	34,259	765,003
Terra Industries, Inc.	27,315	767,278

		1,761,889

Clothing & Apparel — 0.5%
Jones Apparel Group, Inc.	62,013	261,695
Polo Ralph Lauren Corp.	5,169	218,390
VF Corp.(a)	1,417	80,925

		561,010

Commercial Banks — 0.1%
Cullen / Frost Bankers, Inc.(a)	1,663	78,061

Computer Hardware — 5.7%
Apple, Inc.*	9,446	992,963
EMC Corp.*(a)	19,849	226,279
Hewlett-Packard Co.	50,310	1,612,939
International Business Machines Corp.	34,431	3,336,019
Western Digital Corp.*	40,289	779,189

		6,947,389

Computer Services & Software — 3.4%
Computer Sciences Corp.*(a)	42,195	1,554,464
Microsoft Corp.	134,321	2,467,477
Sybase, Inc.*(a)	4,049	122,644

		4,144,585

Conglomerates — 1.1%
Altria Group, Inc.(a)	68,025	1,089,761
Philip Morris International, Inc.	7,199	256,140

		1,345,901

Construction — 1.2%
Fluor Corp.(a)	24,479	845,750
NVR, Inc.*	1,507	644,619

		1,490,369

Consumer Products & Services — 9.1%
Clorox Co.(a)	7,557	389,034
Colgate-Palmolive Co.	2,298	135,536
Hasbro, Inc.	60,732	1,522,551
Johnson & Johnson	70,609	3,714,033
Kimberly-Clark Corp.	38,719	1,785,333
Procter & Gamble Co.(a)	49,817	2,345,883
Rent-A-Center, Inc.*	15,488	300,003
Reynolds American, Inc.	23,470	841,165

		11,033,538

Diversified Financial Services — 0.1%
BlackRock, Inc.(a)	1,266	164,631

Diversified Telecommunication Services — 0.3%
Qwest Communications International, Inc.(a)	117,729	402,633

Educational Services — 0.1%
Apollo Group, Inc. (Class A Stock)*	1,576	123,448

Electronic Components & Equipment — 2.3%
Celestica, Inc.*	93,511	332,899
Duke Energy Corp.	3,005	43,032
Emerson Electric Co.	15,407	440,332
General Electric Co.	158,084	1,598,229
Harman International Industries, Inc.(a)	5,549	75,078
Parker Hannifin Corp.(a)	8,851	300,757

		2,790,327

Energy — Oil Services
Oil States International, Inc.*	3,932	52,767

Energy Services — 0.1%
NRG Energy, Inc.*(a)	6,041	106,322

Entertainment & Leisure — 1.3%
NetFlix, Inc.*(a)	3,708	159,147
Walt Disney Co. (The)(a)	71,538	1,299,130
WMS Industries, Inc.*(a)	5,676	118,685

		1,576,962

Exchange Traded Fund — 0.1%
Financial Select Sector SPDR Fund	14,114	124,345

Farming & Agriculture — 1.1%
Bunge Ltd. (Bermuda)	22,704	1,286,182

Financial — Bank & Trust — 2.4%
Bank of America Corp.	84,435	575,847
Bank of Montreal (Canada)	2,737	71,463
BB&T Corp.(a)	5,407	91,486
Discover Financial Services	18,383	115,997
International Bancshares Corp.(a)	5,403	42,143

New York Community Bankcorp, Inc.	11,765	131,415
Northern Trust Corp.	7,970	476,765
Regions Financial Corp.(a)	1,853	7,894
SunTrust Banks, Inc.(a)	8,104	95,141
U.S. Bancorp	44,411	648,845
Wells Fargo & Co.(a)	48,411	689,373

		2,946,369

Financial — Brokerage — 0.3%
Janus Capital Group, Inc.	15,334	101,971
NYSE Euronext, Inc.	12,844	229,908

		331,879

Financial Services — 4.1%
Bank of New York Mellon Corp. (The)	30,151	851,766
Broadridge Financial Solutions, Inc.	3,923	73,007
Capital One Financial Corp.	15,547	190,295
Citigroup, Inc.(a)	68,444	173,163
CME Group, Inc.(a)	1,681	414,182
Federated Investors, Inc. (Class B Stock)(a)	1,233	27,446
Goldman Sachs Group, Inc. (The)	1,933	204,937
JPMorgan Chase & Co.	72,341	1,922,824
Morgan Stanley	29,717	676,656
Royal Bank of Canada (Canada)	10,754	311,006
T. Rowe Price Group, Inc.	4,405	127,128

		4,972,410

Food — 1.4%
Archer-Daniels-Midland Co.	13,673	379,836
H.J. Heinz Co.	1,476	48,797
JM Smucker Co. (The)	8,877	330,846
Kellogg Co.	2,975	108,974
Kraft Foods, Inc. (Class A Stock)	15,648	348,794
Safeway, Inc.(a)	22,034	444,866
Tyson Foods, Inc. (Class A Stock)(a)	460	4,319

		1,666,432

Healthcare Products — 0.2%
Boston Scientific Corp.*	23,815	189,329

Healthcare Services — 0.7%
AMERIGROUP Corp.*	14,837	408,611
Humana, Inc.*	10,914	284,637
WellPoint, Inc.*	3,810	144,666

		837,914

Industrial Products — 0.2%
Dover Corp.	8,364	220,642

Insurance — 3.0%
ACE Ltd. (Switzerland)	29,164	1,178,226
American Financial Group, Inc.	16,969	272,352
Arch Capital Group Ltd. (Bermuda)*	2,018	108,690
Aspen Insurance Holdings Ltd. (Bermuda)	44,985	1,010,363
AXIS Capital Holdings Ltd.	11,332	255,423
Endurance Specialty Holdings Ltd. (Bermuda)	1,699	42,373
Principal Financial Group, Inc.(a)	60,336	493,549
Travelers Cos., Inc. (The)	6,491	263,794

		3,624,770

Internet Services — 2.2%
Cisco Systems, Inc.*	81,471	1,366,269
Google, Inc. (Class A Stock)*	2,496	868,758
Monster Worldwide, Inc.*(a)	20,325	165,649
Symantec Corp.*	9,369	139,973
Yahoo!, Inc.*	15,097	193,392

		2,734,041

Machinery & Equipment — 0.1%
Caterpillar, Inc.(a)	3,646	101,942

Medical Supplies & Equipment — 2.0%
Baxter International, Inc.	17,880	915,814
Becton, Dickinson and Co.	20,610	1,385,816
McKesson Corp.	2,710	94,958

		2,396,588

Metals & Mining — 0.9%
Freeport-McMoRan Copper & Gold, Inc.(a)	1,931	73,590
Newmont Mining Corp.	2,760	123,538
Nucor Corp.	10,980	419,107
Southern Copper Corp.(a)	24,239	422,243
United States Steel Corp.	5,480	115,792

		1,154,270

Miscellaneous Manufacturing — 0.3%
3M Co.	4,858	241,540
Honeywell International, Inc.	4,069	113,362

		354,902

Office Equipment — 0.5%
Lexmark International, Inc. (Class A Stock)*(a)	28,805	485,941
Xerox Corp.	31,475	143,211

		629,152

Oil & Gas — 14.7%
Apache Corp.	5,012	321,219
BJ Services Co.(a)	8,812	87,679
Chevron Corp.	58,235	3,915,722
ConocoPhillips	58,009	2,271,633
Exxon Mobil Corp.	108,711	7,403,219
Hess Corp.	5,398	292,572
Murphy Oil Corp.	3,570	159,829
National Oilwell Varco, Inc.*	3,085	88,570
Occidental Petroleum Corp.	37,048	2,061,721
Patterson-UTI Energy, Inc.	18,731	167,830
Sunoco, Inc.	3,732	98,823
Valero Energy Corp.	47,406	848,567
W&T Offshore, Inc.	29,719	182,772

		17,900,156

Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	71,495	1,567,170
Cephalon, Inc.*(a)	1,321	89,960
Eli Lilly & Co.	62,014	2,071,888
Express Scripts, Inc.*(a)	3,164	146,082
King Pharmaceuticals, Inc.*	64,776	457,966
Pfizer, Inc.	218,559	2,976,774
Wyeth	1,303	56,081

		7,365,921

Printing & Publishing — 0.2%
RR Donnelley & Sons Co.	39,240	287,629

Railroads — 0.7%
CSX Corp.	12,263	316,998
Norfolk Southern Corp.	10,861	366,559
Union Pacific Corp.(a)	5,593	229,928

		913,485

Real Estate Investment Trusts — 0.9%
Equity Residential Properties Trust(a)	2,095	38,443
Hospitality Properties Trust(a)	30,597	367,164
Host Hotels & Resorts, Inc.(a)	30,644	120,124
HRPT Properties Trust	15,003	47,860
Public Storage, Inc.(a)	1,322	73,041
Simon Property Group, Inc.	11,269	390,358
Vornado Realty Trust(a)	1,278	42,481

		1,079,471

Restaurants — 1.8%
McDonald’s Corp.	39,366	2,148,203

Retail & Merchandising — 6.1%
Dollar Tree, Inc.*	2,022	90,080
Family Dollar Stores, Inc.	20,339	678,712
Gap, Inc. (The)	110,336	1,433,265
General Mills, Inc.	26,339	1,313,789
Home Depot, Inc. (The)	5,315	125,221
Kroger Co. (The)	23,714	503,211
Macy’s, Inc.	22,995	204,656
RadioShack Corp.	46,703	400,245
SUPERVALU, Inc.(a)	27,769	396,541
Tractor Supply Co.*	2,375	85,643
Wal-Mart Stores, Inc.	40,263	2,097,702
Walgreen Co.	6,061	157,344

		7,486,409

Retail — Automotive — 0.2%
AutoNation, Inc.*	14,893	206,715

Semiconductors — 2.7%
Amkor Technology, Inc.*(a)	99,847	267,590
Analog Devices, Inc.	2,083	40,139
Applied Materials, Inc.	11,408	122,636
Broadcom Corp. (Class A Stock)*	11,124	222,258
Intel Corp.	101,135	1,522,082
Linear Technology Corp.	2,386	54,830
LSI Corp.*	147,166	447,385
Maxim Integrated Products, Inc.	4,207	55,574
Microchip Technology, Inc.(a)	5,568	117,986
Xilinx, Inc.	23,213	444,761

		3,295,241

Software — 0.6%
Oracle Corp.*	40,638	734,329

Telecommunications — 5.3%
AT&T, Inc.	109,487	2,759,072
Embarq Corp.	2,611	98,826
Motorola, Inc.	97,983	414,468
Nortel Networks Corp. (Canada)*	1,622	365
QUALCOMM, Inc.	6,612	257,273
Verizon Communications, Inc.	95,732	2,891,107

		6,421,111

Tobacco — 0.4%
Lorillard, Inc.	8,420	519,851

Transportation — 0.2%
Expeditors International of Washington, Inc.	1,657	46,877
FedEx Corp.	3,006	133,737
United Parcel Service, Inc. (Class B Stock)	1,316	64,773

		245,387

Utilities — 3.9%
CenterPoint Energy, Inc.	9,356	97,583
Edison International	47,490	1,368,187
EMCOR Group, Inc.*	38,665	663,878
Entergy Corp.	2,100	142,989
Exelon Corp.	2,557	116,062
FPL Group, Inc.	27,057	1,372,602
PG&E Corp.	4,090	156,320
Progress Energy, Inc.	6,759	245,081
Public Service Enterprise Group, Inc.	9,981	294,140
Reliant Energy, Inc.*(a)	77,853	248,351

		4,705,193

TOTAL LONG-TERM INVESTMENTS (cost $160,423,514)		119,601,979

SHORT-TERM INVESTMENTS — 13.7%

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 1.4%
Federal Home Loan Bank (cost $1,695,000)
	.01%	04/01/09	$1,695	1,695,000

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 12.3%
Dryden Core Investment Fund - Taxable Money Market Series (cost $14,944,304; includes $14,913,518 of cash collateral for securities on loan)(b)(w)	14,944,304	14,944,304

TOTAL SHORT-TERM INVESTMENTS (cost $16,639,304)		16,639,304

TOTAL INVESTMENTS — 111.8% (cost $177,062,818)		136,241,283

Liabilities in excess of other assets(x) — (11.8)%		(14,366,661)

NET ASSETS — 100.0%		$121,874,622

The following abbreviation is used in Portfolio description:

SPDR	Standard & Poor’s Depositary Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $14,276,204; cash collateral of $14,913,518 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2009	Appreciation
Long Positions: 24	S&P 500	Jun 09	$933,775	$953,760	$19,985	(1)(2)

(1)	Cash of $227,200 has been segregated to cover requirements for open futures contracts at March 31, 2009.

(2)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$134,546,283	$19,985
Level 2 — Other Significant Observable Inputs	1,695,000	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$136,241,283	$19,985

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	3,445,616	$38,763,181
AST DeAM Large-Cap Value Portfolio	18,721,965	102,783,591
AST Federated Aggressive Growth Portfolio	1,411,045	6,646,022
AST High Yield Portfolio	2,462,252	13,074,558
AST International Growth Portfolio	9,944,532	69,313,388
AST International Value Portfolio	6,957,565	68,462,441
AST Large-Cap Value Portfolio	13,411,498	116,814,151
AST Marsico Capital Growth Portfolio	11,263,097	129,863,514
AST MFS Growth Portfolio	13,749,402	89,646,099
AST Mid-Cap Value Portfolio	1,269,414	7,997,307
AST Money Market Portfolio	17,068,485	17,068,485
AST Neuberger Berman Mid-Cap Growth Portfolio*	720,872	8,751,392
AST Parametric Emerging Markets Equity Portfolio*	3,352,278	15,621,615
AST PIMCO Total Return Bond Portfolio	36,487,982	416,327,877
AST Small-Cap Growth Portfolio*	639,001	6,409,182
AST Small-Cap Value Portfolio	1,793,893	12,969,845
AST T. Rowe Price Global Bond Portfolio	633,332	6,922,315
AST T. Rowe Price Large-Cap Growth Portfolio	11,944,588	84,328,793
AST T. Rowe Price Natural Resources Portfolio	410,620	7,058,566
AST Western Asset Core Plus Bond Portfolio	10,946,201	104,098,371

TOTAL LONG-TERM INVESTMENTS(w) (cost $1,537,863,100)		1,322,920,693

SHORT-TERM INVESTMENTS — 1.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.2%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $16,090,456)	16,090,456	16,090,456

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills(k)(n)
0.05%	06/11/09	$45	44,984
0.10%	06/11/09	1,900	1,899,318
0.17%	06/11/09	100	99,964

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,044,587)			2,044,266

TOTAL SHORT-TERM INVESTMENTS (cost $18,135,043)			18,134,722

TOTAL INVESTMENTS — 100.5% (cost $1,555,998,143)			1,341,055,415

Liabilities in excess of other assets(x) — (0.5)%			(6,761,546)

NET ASSETS — 100.0%			$1,334,293,869

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Future contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2009	Appreciation
Long Positions:
71	10 Year U.S. Treasury Notes	Jun 09	$8,593,774	$8,809,547	$215,773
14	CAC 40 10 Euro	Apr 09	484,635	522,208	37,573
4	DAX Index	Jun 09	505,942	544,993	39,051
14	FTSE100 Index	Jun 09	748,099	780,412	32,313
29	Russell 2000	Jun 09	1,051,250	1,221,770	170,520
49	S&P 500	Jun 09	8,366,750	9,736,300	1,369,550
10	Topix Index	Jun 09	722,231	784,967	62,736

					$1,927,516

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$1,339,011,149	$1,927,516
Level 2 — Other Significant Observable Inputs	2,044,266	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,341,055,415	$1,927,516

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Equity contracts	$1,711,743
Interest rate contracts	215,773

Total	$1,927,516

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Rating†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 57.7%

ASSET-BACKED SECURITIES — 1.5%
Bank of America Credit Card Trust,
Series 2006-A15, Class A15	Aaa	0.56	%(e)	04/15/14	$1,000	$902,210
Chase Issuance Trust
Series 2005-A11, Class A	Aaa	0.63	(e)	12/15/14	1,000	884,358
Chase Issuance Trust,
Series 2007-A16, Class A16	Aaa	1.62	(e)	06/15/14	700	632,395
Citibank Credit Card Issuance Trust,
Series 2005-A3, Class A3	Aaa	0.59	(e)	04/24/14	1,000	904,082
Citibank Credit Card Issuance Trust,
Series 2006-A7, Class 7	Aaa	1.38	(e)	12/15/18	1,000	760,121

TOTAL ASSET-BACKED SECURITIES (cost $3,988,281)						4,083,166

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A3	Aaa	5.711	(e)	09/11/38	798	656,707
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2007-T26, Class A2	AAA(d)	5.33		01/12/45	480	396,462
Credit Suisse Mortgage Capital Certification,
Series 2007-C1, Class A2	Aaa	5.268		02/15/40	600	482,732
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A2	Aaa	5.381		03/10/39	1,155	967,337
JP Morgan Chase Commercial Mortgage Corp.,
Series 2006-LDP9, Class A2	Aaa	5.134		05/15/47	1,250	926,798
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB14, Class A3A, 144A	Aaa	5.491	(e)	12/12/44	430	360,224
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP7, Class A2	Aaa	5.861		04/15/45	1,000	889,715
LB-UBS Commercial Mortgage Trust,
Series 2006-C3, Class A2	Aaa	5.532		03/15/32	1,170	1,062,103
Morgan Stanley Capital I,
Series 2006-HQ10, Class A2	Aaa	5.283		11/12/41	600	533,774
Morgan Stanley Capital, Inc.,
Series 2007-HQ11, Class A2	Aaa	5.359		02/12/44	600	514,967
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A3	Aaa	5.285		12/15/44	1,200	1,005,955
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class A2	Aaa	5.935		06/15/45	600	539,287
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class A2	Aaa	5.624		07/15/45	600	531,207
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C29, Class A2	Aaa	5.275		11/15/48	600	520,854
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A2	Aaa	5.858	(e)	02/15/51	1,000	855,097

TOTAL COMMERCIAL MORTGAGED-BACKED SECURITIES (cost $9,605,107)						10,243,219

CORPORATE BONDS — 21.6%

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125		02/01/19	400	430,609

Consumer — 0.4%
Clorox Co., (The) Sr. Unsec’d. Notes	Baa2	5.45		10/15/12	400	411,554
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.60		01/15/14	550	582,070

						993,624

Electric — 0.2%
Progress Energy Carolinas, Inc., 1st Mortgage	A2	5.30		01/15/19	165	167,047
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.05		03/15/14	350	352,540

						519,587

Energy — Integrated — 1.1%
Chevron Corp., Sr. Notes	Aa1	3.95		03/03/14	630	646,990
ConocoPhillips, Gtd. Notes	A1	4.75		02/01/14	965	1,003,749
Marathon Oil Corp., Sr. Notes	Baa1	6.50		02/15/14	575	583,786
Shell International Financial B.V., Gtd. Notes (Netherlands)	Aa1	4.00		03/21/14	650	659,120

						2,893,645

Energy — Other — 0.4%
Devon Energy Corp., Sr. Notes	Baa1	5.625		01/15/14	500	507,157
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.75		12/15/13	500	505,481

						1,012,638

Financial Services — 16.9%
Citigroup, Inc., Gtd. Notes	Aaa	2.125		04/30/12	4,100	4,113,809
Morgan Stanley, Gtd. Notes	Aaa	3.25		12/01/11	6,500	6,746,942
PNC Funding Corp., Gtd. Notes	Aaa	1.42	(e)	04/01/12	34,400	34,348,262

						45,209,013

Foods — 0.7%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.20		01/15/14	515	539,645
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.25		03/01/15	565	569,528
Kellogg Co., Sr. Unsec’d. Notes, Ser. B	A3	6.60		04/01/11	500	534,893
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.75		02/19/14	360	389,208

						2,033,274

Health Care & Pharmaceutical — 0.8%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125		02/10/14	500	510,948
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	5.35		03/15/15	500	527,523
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.00		03/01/14	575	588,528
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	5.55		12/01/13	630	662,142

						2,289,141

Retailers — 0.4%
Walgreen Co., Sr. Unsec’d. Notes	A2	5.25		01/15/19	280	280,826

Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.00	02/01/14	800	797,147

					1,077,973

Telecommunications — 0.5%
AT&T., Inc., Sr. Unsec’d. Notes	A2	4.85	02/15/14	1,000	1,009,520
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.35	04/01/19	360	355,658

					1,365,178

TOTAL CORPORATE BONDS (cost $57,524,478)					57,824,682

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Farm Credit Bank		5.125	08/25/16	1,260	1,386,902
Federal Home Loan Mortgage Corp.		3.75	03/27/19	895	907,021
Federal National Mortgage Association		1.75	03/23/11	3,585	3,608,069
Federal National Mortgage Association(c)		5.375	06/12/17	290	323,757

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,091,432)					6,225,749

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.4%
Federal Home Loan Mortgage Corp.		5.00	09/01/35-02/01/39	5,959	6,153,608
Federal National Mortgage Association		5.00	06/01/35	894	924,257
Federal National Mortgage Association		5.50	02/01/34-04/01/36	6,456	6,724,718
Federal National Mortgage Association		6.00	06/01/36	5,772	6,042,393

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $19,331,759)					19,844,976

U.S. TREASURY OBLIGATIONS — 21.1%
U.S. Treasury Bonds		8.75	05/15/20	20	30,456
U.S. Treasury Inflation Indexed Bonds		1.875	07/15/13	937	960,355
U.S. Treasury Notes		.88	03/31/11	3,065	3,069,070
U.S. Treasury Notes		1.75	03/31/14	4,430	4,445,230
U.S. Treasury Notes		2.75	02/15/19	1,305	1,312,138
U.S. Treasury Strips(b)		2.78	02/15/16	44,410	37,201,369
U.S. Treasury Strips(b)(c)		3.40	11/15/19	3,540	2,481,409
U.S. Treasury Strips(b)		3.48	05/15/20	30	20,446
U.S. Treasury Strips(b)		3.62	05/15/21	6,940	4,494,608
U.S. Treasury Strips(b)(f)		4.16	05/15/20	3,500	2,380,970

TOTAL U.S. TREASURY OBLIGATIONS (cost $54,282,757)					56,396,051

TOTAL LONG-TERM INVESTMENTS (cost $150,823,814)	154,617,843

	Shares
SHORT-TERM INVESTMENT 34.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $91,799,548)	91,799,548	91,799,548

TOTAL INVESTMENTS 92.0% (cost $242,623,362)		246,417,391

Other assets in excess of liabilities(g) 8.0%		21,446,086

NET ASSETS 100.0%		$267,863,477

The following abbreviation is used in portfolio descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a variable rate security.

(f)	Security segregated as collateral for swap contracts.

(g)	Other assets in excess of liabilities include unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2009	Depreciation(1)
Short Positions:
66	5 Year U.S. Treasury Notes	Jun. 09	$7,766,623	$7,838,531	$(71,908)
51	2 Year U.S. Treasury Notes	Jun. 09	11,063,399	11,112,422	(49,023)
32	10 Year U.S. Treasury Notes	Jun. 09	3,858,534	3,970,500	(111,966)
24	U.S. Long Bonds	Jun. 09	2,975,707	3,112,875	(137,168)

					$(370,065)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Interest rate swap agreements outstanding at March 31, 2009:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation
Counterparty	Date	(000)#	Rate	Rate	(Depreciation)
Citibank NA(a)	4/30/2012	$4,100	1.86%	3 month LIBOR	$(22,174)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	15,500	2.31%	3 month LIBOR	(244,590)
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,300	2.59%	3 month LIBOR	—
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	7,600	2.74%	3 month LIBOR	93,100
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,000	2.78%	3 month LIBOR	15,110
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	4,600	2.78%	3 month LIBOR	69,920
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	6,500	2.79%	3 month LIBOR	106,990
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	3,000	2.84%	3 month LIBOR	58,020
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	3,600	2.93%	3 month LIBOR	89,568
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	4,000	2.94%	3 month LIBOR	101,560
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	2,500	2.99%	3 month LIBOR	71,800
Morgan Stanley Capital Services, Inc.(a)	12/31/2015	1,200	3.04%	3 month LIBOR	39,000
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	4,400	2.73%	3 month LIBOR	55,704
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	1,200	2.74%	3 month LIBOR	15,816
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	5,700	3.05%	3 month LIBOR	189,525
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,300	3.09%	3 month LIBOR	83,766
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	22,250	3.94%	3 month LIBOR	2,292,862
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	4,900	4.19%	3 month LIBOR	592,312
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	19,500	4.26%	3 month LIBOR	2,484,105
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	31,000	4.35%	3 month LIBOR	4,118,660
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	7,010	4.60%	3 month LIBOR	1,137,022
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	2,056	4.73%	3 month LIBOR	356,942
Merrill Lynch Capital Services, Inc.(a)	12/31/2015	3,620	4.79%	3 month LIBOR	650,261
JP Morgan Chase Bank(a)	12/31/2015	19,600	3.80%	3 month LIBOR	1,763,038
JP Morgan Chase Bank(a)	12/31/2015	8,965	3.96%	3 month LIBOR	935,498
JP Morgan Chase Bank(a)	12/31/2015	10,201	4.11%	3 month LIBOR	1,197,156
JP Morgan Chase Bank(a)	12/31/2015	8,001	4.21%	3 month LIBOR	977,909
JP Morgan Chase Bank(a)	12/31/2015	4,355	4.39%	3 month LIBOR	625,871
JP Morgan Chase Bank(a)	12/31/2015	6,936	4.49%	3 month LIBOR	1,058,783
JP Morgan Chase Bank(a)	12/31/2015	3,700	4.58%	3 month LIBOR	586,536
JP Morgan Chase Bank(a)	12/31/2015	11,400	4.61%	3 month LIBOR	1,853,184
JP Morgan Chase Bank(a)	12/31/2015	3,562	4.62%	3 month LIBOR	578,449
JP Morgan Chase Bank(a)	12/31/2015	4,523	4.84%	3 month LIBOR	836,585
JP Morgan Chase Bank(a)	12/31/2015	1,329	4.90%	3 month LIBOR	252,158
Deutsche Bank AG (a)	12/31/2015	5,000	4.03%	3 month LIBOR	601,582
Citibank NA(a)	12/31/2015	8,175	4.09%	3 month LIBOR	947,319
JP Morgan Chase Bank(b)	3/2/2011	3,810	1.73%	3 month LIBOR	(26,229)
JP Morgan Chase Bank(b)	12/10/2011	1,200	2.34%	3 month LIBOR	(30,733)
JP Morgan Chase Bank(b)	10/27/2013	14,480	3.54%	3 month LIBOR	(1,088,556)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	19,000	2.57%	3 month LIBOR	8,360
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	1,400	2.67%	3 month LIBOR	(8,078)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	6,000	2.82%	3 month LIBOR	(100,860)
Morgan Stanley Capital Services, Inc.(b)	12/31/2015	2,000	2.85%	3 month LIBOR	(37,800)
Merrill Lynch Capital Services, Inc.(b)	12/31/2015	2,800	2.89%	3 month LIBOR	(60,592)
JP Morgan Chase Bank(b)	12/31/2015	12,900	2.09%	3 month LIBOR	391,010
JP Morgan Chase Bank(b)	12/31/2015	2,500	2.21%	3 month LIBOR	56,927
JP Morgan Chase Bank(b)	12/31/2015	9,000	3.90%	3 month LIBOR	(896,502)
JP Morgan Chase Bank(b)	12/31/2015	1,010	4.38%	3 month LIBOR	142,356
Deutsche Bank AG (b)	11/15/2019	1,953	4.55%	3 month LIBOR	(366,814)
Deutsche Bank AG (b)	5/15/2020	1,972	4.25%	3 month LIBOR	(298,989)
Deutsche Bank AG (b)	5/15/2021	1,821	4.42%	3 month LIBOR	(328,619)
Deutsche Bank AG (b)	5/15/2021	1,815	4.45%	3 month LIBOR	(334,639)

					$21,589,589 (c)

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$91,799,548	$(370,065)
Level 2 — Other Significant Observable Inputs	154,617,843	(1,167,692)
Level 3 — Significant Unobservable Inputs	—	22,757,281

Total	$246,417,391	$21,219,524

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 12/31/08 (commencement of Portfolio)	$26,801,068
Realized gain (loss)	**
Change in unrealized appreciation (depreciation)	(4,043,787)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$22,757,281

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

**	The realized gain earned during the period for other financial instruments was $3,455,293.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	as of March 31, 2009 (Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS 25.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS 21.8%
Citigroup Funding, Inc., FDIC, Gtd. Notes(d)(e)	1.504%	04/30/12	$3,000	$3,017,959
PNC Funding Corp., FDIC, Gtd. Notes(d)(e)	1.42	04/01/12	400	399,398

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,400,000)				3,417,357

U.S. TREASURY OBLIGATIONS 3.5%
United States Treasury Strip(b)	3.11	11/15/16	80	64,658
United States Treasury Strip(b)(c)	3.18	02/15/17	620	494,261

TOTAL U.S. TREASURY OBLIGATIONS (cost $537,425)				558,919

TOTAL LONG-TERM INVESTMENTS (cost $3,937,425)				3,976,276

	Shares
SHORT-TERM INVESTMENT 66.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $10,473,683)	10,473,683	10,473,683

TOTAL INVESTMENTS 92.1% (cost $14,411,108)		14,449,959
Other assets in excess of liabilities(f) 7.9%		1,239,185

NET ASSETS 100.0%		$15,689,144

The following abbreviation is used in portfolio descriptions:

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Segregated as collateral for futures contracts.

(d)	Indicates a variable rate security.

(e)	FDIC — Guaranteed issued under temporary liquidity guarantee program.

(f)	Other assets in excess of liabilities includes unrealized appreciation on interest rate swaps as follows:

Interest rate swap agreements outstanding at March 31, 2009:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation/
Counterparty	Date	(000)#	Rate	Rate	(Depreciation)(c)
Barclays Bank, PLC(a)	12/31/2016	$470	2.34908%	3 month LIBOR	$(11,919)
Barclays Bank, PLC(a)	12/31/2016	4,000	2.68997%	3 month LIBOR	3,640
Morgan Stanley Capital Services(a)	12/31/2016	500	2.96348%	3 month LIBOR	10,715
Morgan Stanley Capital Services(a)	12/31/2016	950	3.10585%	3 month LIBOR	29,868
Morgan Stanley Capital Services(a)	12/31/2016	1,000	3.16646%	3 month LIBOR	36,710
Morgan Stanley Capital Services(a)	12/31/2016	1,000	2.73222%	3 month LIBOR	—
Morgan Stanley Capital Services(a)	12/31/2016	1,000	2.89256%	3 month LIBOR	15,780
Morgan Stanley Capital Services(a)	12/31/2016	1,000	2.88637%	3 month LIBOR	15,250
Morgan Stanley Capital Services(a)	12/31/2016	1,100	2.47337%	3 month LIBOR	(17,622)
Morgan Stanley Capital Services(a)	12/31/2016	1,600	3.06614%	3 month LIBOR	46,208
Morgan Stanley Capital Services(a)	12/31/2016	2,700	2.90332%	3 month LIBOR	45,414
Morgan Stanley Capital Services(a)	12/31/2016	3,800	2.84730%	3 month LIBOR	46,056
Morgan Stanley Capital Services(a)	12/31/2016	5,200	3.07961%	3 month LIBOR	155,324
Morgan Stanley Capital Services(b)	12/31/2016	300	2.96722%	3 month LIBOR	(6,063)
Morgan Stanley Capital Services(b)	12/31/2016	600	2.80772%	3 month LIBOR	(4,146)
Morgan Stanley Capital Services(b)	12/31/2016	3,500	2.95052%	3 month LIBOR	(65,940)
Morgan Stanley Capital Services(b)	12/31/2016	5,250	2.68609%	3 month LIBOR	10,657

					$309,932

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$10,473,683	$—
Level 2 — Other Significant Observable Inputs	3,976,276	—
Level 3 — Significant Unobservable Inputs	—	309,932

Total	$14,449,959	$309,932

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments (OFI)
Balance as of 1/2/09 (commencement of Portfolio)	—	$—
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	309,932
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	—	$309,932

*	The realized loss incurred during the period for other financial instruments was $4,000.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Rating+	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 59.4%

ASSET-BACKED SECURITIES — 1.7%
Bank of America Credit Card Trust, Series 2006-A15, Class A15	Aaa	0.56	%(e)	04/15/14	$1,000	$902,210
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.63	(e)	12/15/14	1,000	884,358
Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3	Aaa	0.59	(e)	04/24/14	1,000	904,083
Citibank Credit Card Issuance Trust, Series 2006-A7, Class 7	Aaa	1.38	(e)	12/15/18	1,000	760,121

TOTAL ASSET-BACKED SECURITIES (cost $3,399,023)						3,450,772

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12, Class A3	Aaa	5.711	(e)	09/11/38	800	658,353
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26, Class A2	AAA(d)	5.33		01/12/45	370	305,607
Credit Suisse Mortgage Capital Certification, Series 2007-C1, Class A2	Aaa	5.268		02/15/40	500	402,276
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381		03/10/39	900	753,768
JPMorgan Chase Commercial Mortgage Corp., Series 2006-LDP9, Class A2	Aaa	5.134		05/15/47	1,000	741,439
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491	(e)	12/12/44	350	293,206
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2	Aaa	5.861		04/15/45	800	711,772
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532		03/15/32	900	817,002
Morgan Stanley Capital I, Series 2006-HQ10, Class A2	Aaa	5.283		11/12/41	465	413,675
Morgan Stanley Capital, Inc., Series 2007-HQ11, Class A2	Aaa	5.359		02/12/44	400	343,311
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A3	Aaa	5.285		12/15/44	800	670,637
Series 2006-C26, Class A2	Aaa	5.935		06/15/45	450	404,465
Series 2006-C27, Class A2	Aaa	5.624		07/15/45	400	354,138
Series 2006-C29, Class A2	Aaa	5.275		11/15/48	540	468,768
Series 2007-C33, Class A2	Aaa	5.858	(e)	02/15/51	800	684,078

TOTAL COMMERCIAL MORTGAGED-BACKED SECURITIES (cost $7,512,358)						8,022,495

CORPORATE BONDS — 3.9%
Aerospace & Defense — 0.1%
Boeing Co., Gtd. Notes	A2	6.00	03/15/19	300	308,125

Banking — 0.1%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.50	02/15/19	275	274,399

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125	02/01/19	310	333,722

Consumer — 0.4
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.95	10/15/17	300	296,249
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.60	01/15/14	425	449,781

					746,030

Electric — 0.1%
Progress Energy Carolinas, Inc., 1st Mortgage	A2	5.30	01/15/19	125	126,551

Energy — Integrated — 0.2%
Chevron Corp., Sr. Notes	Aa1	4.95	03/03/19	270	275,936
Marathon Oil Corp., Sr. Notes	Baa1	7.50	02/15/19	250	251,872

					527,808

Energy — Other — 0.2%
Devon Energy Corp., Sr. Notes	Baa1	6.30	01/15/19	175	170,743
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	9.375	03/15/19	340	351,006

					521,749

Foods — 0.8%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.75	01/15/19	225	224,348
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125	01/15/19	125	125,804
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.25	03/01/15	450	453,606
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.65	02/15/19	525	534,477
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.75	02/19/14	275	297,311

					1,635,546

Healthcare & Pharmaceutical — 0.4%
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125	02/10/19	250	253,831
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	6.20	03/15/19	250	266,430
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00	03/01/19	275	283,047

					803,308

Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.50	09/15/18	290	285,227
Metlife, Inc., Notes	A2	7.717	02/15/19	290	260,032
					545,259

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	8.50		03/15/19	170	173,573

Retailers — 0.4%
CVS Caremark Corp., Notes	Baa2	6.60		03/15/19	315	317,493
Walgreen Co., Sr. Unsec’d. Notes	A2	5.25		01/15/19	210	210,619
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125		02/01/19	415	401,479

						929,591

Technology — 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.95		02/15/19	250	245,966

Telecommunications — 0.4%
AT&T, Inc., Notes	A2	5.80		02/15/19	500	489,466
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.35		04/01/19	255	251,925

						741,391

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.25		08/06/19	275	294,028

TOTAL CORPORATE BONDS (cost $8,075,402)						8,207,046

U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.5%
Citigroup, Inc., FDIC., Gtd. Notes		2.125		04/30/12	3,200	3,210,778
Federal Farm Credit Bank		5.125		08/25/16	525	577,876
Federal National Mortgage Association		1.75		03/23/11	2,790	2,807,954
Morgan Stanley, FDIC., Gtd. Notes		3.25		12/01/11	5,000	5,189,955
PNC Funding Corp., FDIC., Gtd. Notes		1.42	(e)	04/01/12	26,800	26,759,692

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $38,497,492)						38,546,255

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 7.6%
Federal National Mortgage Association		5.00		06/01/35	3,493	3,612,178
Federal National Mortgage Association		5.50		02/01/34-04/01/38	8,746	9,098,799
Federal National Mortgage Association		6.00		06/01/36	2,886	3,021,196

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $15,277,004)						15,732,173

U.S. TREASURY OBLIGATIONS — 23.9%
United States Treasury Bonds		8.75		05/15/20	80	121,825
United States Treasury Inflated Index		1.875		07/15/13	736	754,144
United States Treasury Notes		0.88		03/31/11	90	90,120
United States Treasury Notes		1.75		03/31/14	12,835	12,879,126
United States Treasury Notes		2.75		02/15/19	5,260	5,288,772
United States Treasury Strip(b)		3.40		11/15/19	2,950	2,067,841

United States Treasury Strips(b)	3.48	05/15/20	130	88,601
United States Treasury Strips(b)(c)(f)	3.59	11/15/18	30,800	22,800,377
United States Treasury Strip(b)	3.62	05/15/21	5,900	3,821,064
United States Treasury Strip(b)	4.16	05/15/20	2,800	1,904,776

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,885,387)				49,816,646

TOTAL LONG-TERM INVESTMENTS (cost $118,646,666)				123,775,387

	Shares
SHORT-TERM INVESTMENT — 31.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $65,150,371)	65,150,371	65,150,371

TOTAL INVESTMENTS — 90.7% (cost $183,797,037)		188,925,758

Other assets in excess of liabilities(g) — 9.3%		19,332,957

NET ASSETS — 100.0%		$208,258,715

The following abbreviation is used in Portfolio descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

FDIC Federal Depositary Insurance Corp.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

+	The ratings reflected are as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a variable rate security.

(f)	Security segregated as collateral for swap contracts.

(g)	Other assets in excess of liabilities include unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2009	Depreciation(1)
Short Positions:
27	5 Year U.S. Treasury Notes	Jun. 09	$3,190,928	$3,206,672	$(15,744)
17	2 Year U.S. Treasury Notes	Jun. 09	3,685,813	3,704,141	(18,328)
148	10 Year U.S. Treasury Bonds	Jun. 09	17,947,875	18,363,563	(415,688)
15	U.S. Long Bonds	Jun. 09	1,859,810	1,945,547	(85,737)

					$(535,497)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Interest rate swap agreements outstanding at March 31, 2009:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation
Counterparty	Date	(000)	Rate	Rate	(Depreciation)(c)
Citibank, NA(a)	4/30/2012	$3,200	1.86%	3 month LIBOR	$(17,307)
Citibank, NA(a)	12/31/2018	4,855	4.31%	3 month LIBOR	752,331
Deutsche Bank AG (a)	12/31/2018	4,997	4.38%	3 month LIBOR	882,318
Deutsche Bank AG(b)	11/15/2019	1,660	4.55%	3 month LIBOR	(311,845)
Deutsche Bank AG(b)	5/15/2020	1,578	4.25%	3 month LIBOR	(239,284)
Deutsche Bank AG(b)	5/15/2021	1,548	4.42%	3 month LIBOR	(279,374)
Deutsche Bank AG(b)	5/15/2021	1,543	4.45%	3 month LIBOR	(284,492)
JPMorgan Chase Bank(a)	3/2/2011	2,965	1.73%	3 month LIBOR	(20,412)
JPMorgan Chase Bank(a)	12/31/2018	26,200	4.10%	3 month LIBOR	3,326,878
JPMorgan Chase Bank(a)	12/31/2018	7,210	4.20%	3 month LIBOR	1,014,663
JPMorgan Chase Bank(a)	12/31/2018	2,550	4.21%	3 month LIBOR	356,941
JPMorgan Chase Bank(a)	12/31/2018	6,501	4.36%	3 month LIBOR	1,047,626
JPMorgan Chase Bank(a)	12/31/2018	3,701	4.37%	3 month LIBOR	583,793
JPMorgan Chase Bank(a)	12/31/2018	1,510	4.59%	3 month LIBOR	286,575
JPMorgan Chase Bank(a)	12/31/2018	839	4.64%	3 month LIBOR	164,004
JPMorgan Chase Bank(a)	12/31/2018	2,654	4.74%	3 month LIBOR	561,132
JPMorgan Chase Bank(a)	12/31/2018	3,200	4.83%	3 month LIBOR	704,970
JPMorgan Chase Bank(b)	12/10/2011	1,000	2.34%	3 month LIBOR	(25,611)
JPMorgan Chase Bank(b)	10/27/2013	11,760	3.54%	3 month LIBOR	(884,075)
JPMorgan Chase Bank(b)	12/31/2018	16,700	2.23%	3 month LIBOR	1,048,772
JPMorgan Chase Bank(b)	12/31/2018	2,501	2.35%	3 month LIBOR	127,976
JPMorgan Chase Bank(b)	12/31/2018	6,478	3.37%	3 month LIBOR	(331,718)
JPMorgan Chase Bank(b)	12/31/2018	10,001	4.12%	3 month LIBOR	(1,308,685)
JPMorgan Chase Bank(b)	12/31/2018	4,541	4.62%	3 month LIBOR	(852,806)
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	1,600	3.02%	3 month LIBOR	18,448
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	5,600	3.03%	3 month LIBOR	76,048
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	31,600	3.03%	3 month LIBOR	400,056
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	4,800	3.03%	3 month LIBOR	66,288
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	8,100	3.34%	3 month LIBOR	345,951
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	1,000	3.39%	3 month LIBOR	48,320
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	21,000	4.21%	3 month LIBOR	2,967,930
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	11,680	4.21%	3 month LIBOR	1,656,691
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	10,500	4.25%	3 month LIBOR	1,522,710
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	29,000	4.46%	3 month LIBOR	4,938,700
Merrill Lynch Capital Services, Inc.(a)	12/31/2018	6,950	4.60%	3 month LIBOR	1,309,866
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	2,000	2.78%	3 month LIBOR	21,540
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,000	2.91%	3 month LIBOR	(1,880)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	1,800	3.16%	3 month LIBOR	(46,638)
Merrill Lynch Capital Services, Inc.(b)	12/31/2018	7,400	3.16%	3 month LIBOR	(183,594)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	14,600	2.56%	3 month LIBOR	(470,412)
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	1,000	2.94%	3 month LIBOR	—
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	3,500	3.00%	3 month LIBOR	33,740
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	7,100	3.06%	3 month LIBOR	113,174
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,300	3.07%	3 month LIBOR	39,100
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	1,900	3.13%	3 month LIBOR	42,541
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	6,100	3.26%	3 month LIBOR	210,328
Morgan Stanley Capital Services, Inc.(a)	12/31/2018	2,000	3.26%	3 month LIBOR	68,640
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	16,000	2.87%	3 month LIBOR	74,400
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	1,400	3.01%	3 month LIBOR	(11,802)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	5,000	3.12%	3 month LIBOR	(98,350)
Morgan Stanley Capital Services, Inc.(b)	12/31/2018	3,000	3.13%	3 month LIBOR	(61,860)

					$19,382,305

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$65,150,371	$(535,497)
Level 2 — Other Significant Observable Inputs	123,775,387	(947,405)
Level 3 — Significant Unobservable Inputs	—	20,329,710

Total	$188,925,758	$18,846,808

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments (OFI)
Balance as of 12/31/08 (commencement of Portfolio)	$22,173,930
Realized gain (loss)	*
Change in unrealized appreciation (depreciation)	(1,844,220)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$20,329,710

*	The realized gain/loss incurred during the period for other financial instruments was $0.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	as of March 31, 2009 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Rating+	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 53.5%

ASSET BACKED SECURITIES — 2.4%
Bank of America Credit Card Trust, Series 2006-A15, Class A15(e)	Aaa	0.556%	04/15/14	$1,000	$902,210
Chase Issuance Trust, Series 2005-A11, Class A(e)	Aaa	0.626	12/15/14	1,000	884,358
Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3(e)	Aaa	0.592	04/24/14	1,000	904,083
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7(e)	Aaa	1.38	12/15/18	1,000	760,121

TOTAL ASSET BACKED SECURITIES (cost $3,399,024)					3,450,772

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12, Class A3(e)	Aaa	5.895	09/11/38	500	411,471
Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26, Class A2	AAA(d)	5.33	01/12/45	275	227,140
Credit Suisse Mortgage Capital Certification, Series 2007-C1, Class A2	Aaa	5.268	02/15/40	235	189,070
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381	03/10/39	500	418,761
JP Morgan Chase Commercial Mortgage Corp., Series 2006-LDP9, Class A2	Aaa	5.134	05/15/47	750	556,079
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A(e)	Aaa	5.491	12/12/44	350	293,206
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2(e)	Aaa	6.051	04/15/45	600	533,829
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532	03/15/32	550	499,279
Morgan Stanley Capital I, Series 2006-HQ10, Class A2	Aaa	5.283	11/12/41	325	289,127
Morgan Stanley Capital, Inc., Series 2007-HQ11, Class A2	Aaa	5.359	02/12/44	300	257,483
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A3(e)	Aaa	5.460	12/15/44	600	502,978
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A2	Aaa	5.935	06/15/45	300	269,643
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A2	Aaa	5.624	07/15/45	300	265,604
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275	11/15/48	450	390,640
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2(e)	Aaa	6.055	02/15/51	500	427,548

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,173,586)					5,531,858

CORPORATE BONDS 3.8%

Aerospace & Defense 0.2%
Boeing Co., Notes	A2	6.00	03/15/19	225	231,094

Banking 0.1%
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes	A1	7.50	02/15/19	190	189,584

Capital Goods 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125	02/01/19	215	231,452

Consumer 0.3%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.95	10/15/17	200	197,499
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.60	01/15/14	300	317,493

					514,992

Electric 0.1%
Progress Energy Carolinas, Inc., 1st Mortgage	A2	5.30	01/15/19	100	101,241

Energy — Integrated 0.2%
Chevron Corp., Sr. Notes	Aa1	4.95	03/03/19	190	194,177
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa1	7.50	02/15/19	160	161,198

					355,375

Energy — Other 0.3%
Devon Energy Corp., Sr. Notes	Baa1	6.30	01/15/19	130	126,838
Valero Energy Corp., Sr. Unsec’d. Notes	Baa2	9.375	03/15/19	260	268,416

					395,254

Foods 0.8%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.75	01/15/19	175	174,493
Bottling Group LLC, Sr. Unsec’d. Notes	A2	5.125	01/15/19	90	90,579
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	4.25	03/01/15	300	302,404
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.65	02/15/19	350	356,319
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.75	02/19/14	200	216,226

					1,140,021

Health Care & Pharmaceutical 0.4%
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125	02/10/19	165	167,528
Pfizer, Inc., Sr. Unsec’d. Notes	Aa2	6.20	03/15/19	180	191,829
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00	03/01/19	180	185,267

					544,624

Insurance 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.50	09/15/18	190	186,873
Metlife, Inc., Notes	A2	7.717	02/15/19	190	170,366
					357,239

Pipelines & Other 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	8.50	03/15/19	125	127,627

Retailers 0.5%
CVS Caremark Corp., Notes	Baa2	6.60	03/15/19	235	236,860
Walgreen Co., Sr. Unsec’d. Notes	A2	5.25	01/15/19	155	155,457
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125	02/01/19	305	295,063

					687,380

Technology 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.95	02/15/19	165	162,338

Telecommunications 0.2%
AT&T., Inc., Notes	A2	5.80	02/15/19	350	342,626

Tobacco 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.25	08/06/19	185	197,801

TOTAL CORPORATE BONDS (cost $5,485,082)					5,578,648

U.S. GOVERNMENT AGENCY OBLIGATIONS 18.9%
Citigroup, Inc., FDIC, Gtd. Notes(f)		2.125	04/30/12	2,200	2,207,410
Federal Farm Credit Bank		5.125	08/25/16	615	676,940
Federal Home Loan Mortgage Corp.		3.75	03/27/19	445	450,977
Federal National Mortgage Association		1.75	03/23/11	1,990	2,002,806
Morgan Stanley, FDIC, Gtd. Notes(f)		3.25	12/01/11	3,500	3,632,969
PNC Funding Corp., FDIC, Gtd. Notes(e)(f)		1.42	04/01/12	18,400	18,372,325

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $27,285,730)					27,343,427

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS 5.9%
Federal National Mortgage Association		5.50	02/01/34-07/01/38	5,506	5,729,023
Federal National Mortgage Association		5.00	06/01/35	1,733	1,792,418
Federal National Mortgage Association		6.00	06/01/36	979	1,024,285

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $8,305,889)					8,545,726

U.S. TREASURY OBLIGATIONS 18.7%
United States Treasury Bonds		8.75	05/15/20	60	91,369
United States Treasury Inflation Index Bonds		1.875	07/15/13	558	571,500
United States Treasury Notes		0.88	03/31/11	60	60,080
United States Treasury Notes		1.75	03/31/14	7,945	7,972,315
United States Treasury Notes		2.75	02/15/19	3,885	3,906,251
United States Treasury Strips(b)(c)		3.40	11/15/19	15,755	11,043,672
United States Treasury Strips(b)		4.16	05/15/20	1,700	1,156,471
United States Treasury Strips(b)		3.62	05/15/21	3,400	2,201,969

United States Treasury Strips(b)	3.48	05/15/20	100	68,154

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,787,867)				27,071,781

TOTAL LONG-TERM INVESTMENTS
(cost $74,437,178)				77,522,212

	Shares
SHORT-TERM INVESTMENTS — 37.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $53,722,725)	53,722,725	53,722,725

TOTAL INVESTMENTS — 90.5% (cost $128,159,903)		131,244,937
Other assets in excess of liabilities(g) — 9.5%		13,852,573

NET ASSETS — 100.0%		$145,097,510

The following abbreviation is used in portfolio descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to liquid.

+	The ratings reflected are as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a variable rate security.

(f)	FDIC — Guaranteed issued under temporary liquidity guarantee program.

(g)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:
Futures contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation/
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)(1)
	Short Positions:
12	U.S. Treasury 2 Yr. Note	Jun. 09	$2,601,653	$2,614,688	$(13,035)
18	U.S. Treasury 5 Yr. Note	Jun. 09	2,127,285	2,137,781	(10,496)
119	U.S. Treasury 10 Yr. Note	Jun. 09	14,447,865	14,765,297	(317,432)
2	U.S. Long Bond	Jun. 09	247,790	259,406	(11,616)

					$(352,579)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Interest rate swap agreements outstanding at March 31, 2009:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation/
Counterparty	Date	(000)	Rate	Rate	(Depreciation)(c)
Deutsche Bank AG(a)	12/31/2019	$4,995	4.47589%	3 month LIBOR	$977,647
JP Morgan Chase Bank(a)	12/31/2019	934	4.69041%	3 month LIBOR	197,907
JP Morgan Chase Bank(a)	12/31/2019	1,780	4.65544%	3 month LIBOR	368,063
JP Morgan Chase Bank(a)	12/31/2019	2,159	4.79535%	3 month LIBOR	495,313
JP Morgan Chase Bank(a)	12/31/2019	2,200	4.38316%	3 month LIBOR	363,959
JP Morgan Chase Bank(a)	12/31/2019	3,700	4.88624%	3 month LIBOR	888,423
JP Morgan Chase Bank(a)	12/31/2019	3,995	4.70044%	3 month LIBOR	862,079
JP Morgan Chase Bank(a)	12/31/2019	5,220	4.25581%	3 month LIBOR	792,500
JP Morgan Chase Bank(a)	12/31/2019	5,376	4.80534%	3 month LIBOR	1,238,097
JP Morgan Chase Bank(a)	12/31/2019	7,050	4.42366%	3 month LIBOR	1,232,231
JP Morgan Chase Bank(a)	12/31/2019	8,000	4.61543%	3 month LIBOR	1,568,003
JP Morgan Chase Bank(a)	12/31/2019	10,600	4.13691%	3 month LIBOR	1,424,372
Merrill Lynch Capital Services(a)	12/31/2019	800	3.13160%	3 month LIBOR	12,952
Merrill Lynch Capital Services(a)	12/31/2019	1,200	3.45999%	3 month LIBOR	60,852
Merrill Lynch Capital Services(a)	12/31/2019	1,250	3.10750%	3 month LIBOR	16,888
Merrill Lynch Capital Services(a)	12/31/2019	2,500	3.39153%	3 month LIBOR	107,875
Merrill Lynch Capital Services(a)	12/31/2019	4,600	4.49979%	3 month LIBOR	839,040
Merrill Lynch Capital Services(a)	12/31/2019	10,500	4.26510%	3 month LIBOR	1,603,875
Merrill Lynch Capital Services(a)	12/31/2019	14,000	4.63476%	3 month LIBOR	2,829,120
Merrill Lynch Capital Services(a)	12/31/2019	22,200	3.11894%	3 month LIBOR	305,472
Morgan Stanley Capital Services(a)	12/31/2019	1,400	3.19870%	3 month LIBOR	31,514
Morgan Stanley Capital Services(a)	12/31/2019	1,400	3.12140%	3 month LIBOR	19,558
Morgan Stanley Capital Services(a)	12/31/2019	2,000	3.41915%	3 month LIBOR	91,780
Morgan Stanley Capital Services(a)	12/31/2019	2,200	3.32658%	3 month LIBOR	77,330
Morgan Stanley Capital Services(a)	12/31/2019	2,500	3.03155%	3 month LIBOR	—
Morgan Stanley Capital Services(a)	12/31/2019	2,900	3.14324%	3 month LIBOR	48,198
Morgan Stanley Capital Services(a)	12/31/2019	3,500	3.12346%	3 month LIBOR	49,875
Morgan Stanley Capital Services(a)	12/31/2019	4,600	2.63384%	3 month LIBOR	(169,280)
Morgan Stanley Capital Services(a)	12/31/2019	4,800	3.32225%	3 month LIBOR	169,536
Morgan Stanley Capital Services(a)	12/31/2019	9,200	3.07188%	3 month LIBOR	78,660
Morgan Stanley Capital Services(a)	12/31/2019	10,100	3.35233%	3 month LIBOR	389,456
Citibank, NA(b)	4/30/2012	2,200	1.85750%	3 month LIBOR	(11,898)
Deutsche Bank AG(b)	11/15/2019	957	4.54574%	3 month LIBOR	(179,707)
Deutsche Bank AG(b)	5/15/2020	957	4.24636%	3 month LIBOR	(145,063)
Deutsche Bank AG(b)	5/15/2021	889	4.44614%	3 month LIBOR	(163,944)
Deutsche Bank AG(b)	5/15/2021	892	4.41939%	3 month LIBOR	(160,995)
JP Morgan Chase Bank(b)	12/10/2011	700	2.33500%	3 month LIBOR	(17,928)
JP Morgan Chase Bank(b)	10/27/2013	8,140	3.53500%	3 month LIBOR	(611,937)
JP Morgan Chase Bank(b)	12/31/2019	2,701	4.14389%	3 month LIBOR	(370,417)
JP Morgan Chase Bank(b)	12/31/2019	4,100	2.26772%	3 month LIBOR	303,962
JP Morgan Chase Bank(b)	12/31/2019	7,300	4.67037%	3 month LIBOR	(1,484,216)
JP Morgan Chase Bank(b)	3/2/2011	2,115	1.72578%	3 month LIBOR	(14,560)
Merrill Lynch Capital Services(b)	12/31/2019	500	3.23718%	3 month LIBOR	(13,540)
Merrill Lynch Capital Services(b)	12/31/2019	1,300	3.22372%	3 month LIBOR	(31,239)
Morgan Stanley Capital Services(b)	12/31/2019	1,950	3.19280%	3 month LIBOR	(39,409)
Morgan Stanley Capital Services(b)	12/31/2019	2,200	3.09117%	3 month LIBOR	(18,084)
Morgan Stanley Capital Services(b)	12/31/2019	9,000	3.17635%	3 month LIBOR	(165,150)
Morgan Stanley Capital Services(b)	12/31/2019	13,000	2.95873%	3 month LIBOR	69,810

					$13,916,980

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$53,722,725	$(352,579)
Level 2 — Other Significant Observable Inputs	77,522,212	(656,323)
Level 3 — Significant Unobservable Inputs	—	14,573,303

Total	$131,244,937	$13,564,401

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments (OFI)
Balance as of 12/31/08	—	$17,570,733
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	(2,997,430)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/09	—	$14,573,303

*	The realized gain earned during the period for other financial instruments was $1,900,000.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Rating†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 48.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.5%
Citigroup Funding, Inc., F.D.I.C., Gtd. Notes (cost $2,000,000)	Aaa	1.5044%	04/30/12	$2,000	$2,011,972

U.S. TREASURY OBLIGATIONS — 7.7%
United States Treasury Strips(b)(c) (cost $368,717)		3.65	02/15/21	590	385,275

TOTAL LONG-TERM INVESTMENTS (cost $2,368,717)					2,397,247

	Shares
SHORT-TERM INVESTMENT — 50.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series(a) (cost $2,518,982)	2,518,982	2,518,982

TOTAL INVESTMENTS — 98.9% (cost $4,887,699)		4,916,229

OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 1.1%		52,780

NET ASSETS — 100.0%		$4,969,009

The following abbreviation is used in Portfolio descriptions:

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The ratings reflected are as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund — Taxable Money Market Series.

(b)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.

(c)	Security segregated as collateral for futures contracts.

(d)	Other assets in excess of liabilities include unrealized appreciation (depreciation) on interest rate swap agreements as follows:

Interest rate swap agreements outstanding at March 31, 2009:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation
Counterparty	Date	(000)	Rate	Rate	(Depreciation)(c)
Barclay Bank, PLC(a)	12/31/2020	$3,000	2.95%	3 month LIBOR	$(37,530)
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	500	3.39%	3 month LIBOR	18,120
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	700	3.48%	3 month LIBOR	33,593
Morgan Stanley Capital Services, Inc.(a)	12/31/2020	1,870	3.40%	3 month LIBOR	72,837
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	1,200	3.24%	3 month LIBOR	(21,996)
Morgan Stanley Capital Services, Inc.(b)	12/31/2020	400	3.27%	3 month LIBOR	(8,628)

					$56,396

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$2,518,982	$—
Level 2 — Other Significant Observable Inputs	2,397,247	—
Level 3 — Significant Unobservable Inputs	—	56,396

Total	$4,916,229	$56,396

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments (OFI)
Balance as of 1/02/09 (commencement of Portfolio)	$—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	56,396
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$56,396

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	9,336,221	$105,032,485
AST DeAM Large-Cap Value Portfolio	50,889,578	279,383,784
AST Federated Aggressive Growth Portfolio	4,552,554	21,442,530
AST High Yield Portfolio	4,979,607	26,441,714
AST International Growth Portfolio	25,916,581	180,638,566
AST International Value Portfolio	18,281,434	179,889,307
AST Large-Cap Value Portfolio	35,861,787	312,356,168
AST Marsico Capital Growth Portfolio	28,665,056	330,508,094
AST MFS Growth Portfolio	35,259,405	229,891,321
AST Mid-Cap Value Portfolio	3,097,541	19,514,507
AST Money Market Portfolio	41,096,299	41,096,299
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,937,607	23,522,547
AST Parametric Emerging Markets Equity Portfolio*	7,886,801	36,752,491
AST PIMCO Total Return Bond Portfolio	48,543,155	553,877,398
AST Small-Cap Growth Portfolio*	2,125,872	21,322,501
AST Small-Cap Value Portfolio	5,931,951	42,888,006
AST T. Rowe Price Global Bond Portfolio	3,057	33,413
AST T. Rowe Price Large-Cap Growth Portfolio	31,890,376	225,146,056
AST T. Rowe Price Natural Resources Portfolio	1,137,657	19,556,330
AST Western Asset Core Plus Bond Portfolio	13,902,387	132,211,705

TOTAL LONG-TERM INVESTMENTS(w) (cost $3,913,834,216)		2,781,505,222

SHORT-TERM INVESTMENTS — 1.3%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.1%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $32,202,747)	32,202,747	32,202,747

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATIONS — 0.2%

U.S. Treasury Bills(k)(n)
0.15%	06/11/09	$350	349,874
0.10%	06/11/09	5,700	5,697,954
0.50%	06/11/09	105	104,962

TOTAL U.S. TREASURY OBLIGATIONS (cost $6,153,748)			6,152,790

TOTAL SHORT-TERM INVESTMENTS (cost $38,356,495)			38,355,537

TOTAL INVESTMENTS — 100.2% (cost $3,952,190,711)			2,819,860,759

Liabilities in excess of other assets(x) — (0.2)%			(6,507,245)

NET ASSETS — 100.0%			$2,813,353,514

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Future contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2009	Appreciation
Long Positions:
99	10 Year U. S. Treasury	June 09	$11,982,867	$12,283,734	$300,867
62	CAC 40 10 Euro	Apr 09	2,146,240	2,312,634	166,394
14	DAX Index	June 09	1,770,798	1,907,476	136,678
98	Russell 2000	June 09	3,552,500	4,128,740	576,240
149	S&P 500	June 09	25,441,750	29,606,300	4,164,550
44	FTSE100 Index	June 09	2,351,169	2,452,722	101,553
30	Topix Index	June 09	2,166,692	2,354,902	188,210

					$5,634,492

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$2,813,707,969	$5,634,492
Level 2 — Other Significant Observable Inputs	6,152,790	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$2,819,860,759	$5,634,492

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Equity contracts	$5,333,625
Interest rate contracts	300,867

Total	$5,634,492

AST CLS GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.6%

AFFILIATED MUTUAL FUNDS — 91.9%
AST AllianceBernstein Growth & Income Portfolio	228,931	$2,575,472
AST DeAM Large-Cap Value Portfolio	1,285,173	7,055,598
AST Federated Aggressive Growth Portfolio	617,989	2,910,727
AST International Growth Portfolio	1,835,280	12,791,901
AST International Value Portfolio	433,662	4,267,231
AST Large-Cap Value Portfolio	909,390	7,920,787
AST Marsico Capital Growth Portfolio	649,795	7,492,135
AST MFS Growth Portfolio	694,274	4,526,664
AST Mid-Cap Value Portfolio	94,275	593,930
AST Money Market Portfolio	5,858,428	5,858,428
AST Neuberger Berman Mid-Cap Growth Portfolio*	47,179	572,753
AST PIMCO Total Return Bond Portfolio	929,517	10,605,783
AST Small-Cap Growth Portfolio*	294,880	2,957,643
AST T. Rowe Price Large-Cap Growth Portfolio	740,899	5,230,749
AST Western Asset Core Plus Bond Portfolio	273,816	2,603,987

TOTAL AFFILIATED MUTUAL FUNDS (cost $80,052,742)(w)		77,963,788

COMMON STOCKS — 9.7%

Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return*	85,338	2,820,421
iShares MSCI Emerging Markets Index Fund	100,610	2,496,134
iShares MSCI Hong Kong Index Fund	164,621	1,674,195
iShares S&P Global Technology Sector Index Fund	34,296	1,287,815

TOTAL COMMON STOCKS (cost $8,190,878)		8,278,565

TOTAL INVESTMENTS — 101.6% (cost $88,243,620)		86,242,353
Liabilities in excess of other assets — (1.6)%		(1,398,332)

NET ASSETS — 100.0%		$84,844,021

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$86,242,353	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$86,242,353	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.9%

AFFILIATED MUTUAL FUNDS — 92.0%
AST AllianceBernstein Growth & Income Portfolio	321,616	$3,618,176
AST DeAM Large-Cap Value Portfolio	1,806,396	9,917,114
AST Federated Aggressive Growth Portfolio	1,067,448	5,027,681
AST International Growth Portfolio	2,477,972	17,271,462
AST International Value Portfolio	881,849	8,677,391
AST Large-Cap Value Portfolio	1,277,577	11,127,692
AST Marsico Capital Growth Portfolio	859,081	9,905,199
AST MFS Growth Portfolio	982,366	6,405,029
AST Mid-Cap Value Portfolio	132,593	835,336
AST Money Market Portfolio	14,194,293	14,194,293
AST Neuberger Berman Mid-Cap Growth Portfolio*	65,102	790,341
AST PIMCO Total Return Bond Portfolio	4,080,063	46,553,518
AST Small-Cap Growth Portfolio*	508,553	5,100,790
AST T. Rowe Price Large-Cap Growth Portfolio	975,971	6,890,358
AST Western Asset Core Plus Bond Portfolio	1,209,694	11,504,191

TOTAL AFFILIATED MUTUAL FUNDS (cost $160,723,562)		157,818,571

COMMON STOCKS — 9.9%

Exchange Traded Funds
iPath Dow Jones-AIG Commodity Index Total Return*	172,762	5,709,784
iShares MSCI Emerging Markets Index Fund	209,881	5,207,148
iShares MSCI Hong Kong Index Fund	335,660	3,413,662
iShares S&P Global Technology Sector Index Fund	69,535	2,611,039

TOTAL COMMON STOCKS (cost $16,779,369)		16,941,633

TOTAL INVESTMENTS — 101.9% (cost $177,502,931)		174,760,204
Liabilities in excess of other assets — (1.9)%		(3,305,451)

NET ASSETS — 100.0%		$171,454,753

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$174,760,204	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$174,760,204	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.3%

COMMON STOCKS

Apartment — 14.8%
American Campus Communities, Inc., REIT	94,991	$1,649,044
Apartment Investment & Management Co. (Class A Stock), REIT	299,267	1,639,983
AvalonBay Communities, Inc., REIT	73,733	3,469,875
BRE Properties, Inc., REIT	20,725	406,832
Camden Property Trust, REIT	70,783	1,527,497
Colonial Properties Trust, REIT	92,019	350,592
Education Realty Trust, Inc., REIT	75,107	262,123
Equity Residential Properties Trust, REIT	307,751	5,647,231
Essex Property Trust, Inc., REIT	44,982	2,579,268
Home Properties, Inc., REIT	82,229	2,520,319
UDR, Inc., REIT	218,368	1,880,149

		21,932,913

Diversified Operations — 4.1%
Vornado Realty Trust, REIT	183,839	6,110,808

HealthCare — 14.5%
HCP, Inc., REIT	394,225	7,036,916
Health Care REIT, Inc., REIT	85,529	2,616,332
Nationwide Health Properties, Inc., REIT	253,237	5,619,329
Omega Healthcare Investors, Inc., REIT	104,736	1,474,683
Ventas, Inc., REIT	207,209	4,684,996

		21,432,256

Hotels — 2.2%
Hospitality Properties Trust, REIT	31,809	381,708
Host Hotels & Resorts, Inc., REIT	382,763	1,500,431
Starwood Hotels & Resorts Worldwide, Inc.	115,301	1,464,323

		3,346,462

Industrial — 6.0%
AMB Property Corp., REIT	372,504	5,364,058
DCT Industrial Trust, Inc., REIT	255,218	809,041
EastGroup Properties, Inc., REIT	48,036	1,348,371
ProLogis, REIT	210,087	1,365,565

		8,887,035

Manufactured Home — 2.6%
Equity LifeStyle Properties, Inc., REIT	100,599	3,832,822

Office — 13.9%
BioMed Realty Trust, Inc., REIT	164,928	1,116,563
Boston Properties, Inc., REIT	233,815	8,190,539
Brookfield Properties Corp. (Canada)	247,136	1,428,951
Douglas Emmett, Inc., REIT	197,092	1,456,510
Highwoods Properties, Inc., REIT	88,205	1,889,351
Kilroy Realty Corp., REIT	76,434	1,313,901
Mack-Cali Realty Corp., REIT	171,277	3,392,997
SL Green Realty Corp., REIT	169,059	1,825,837

		20,614,649

Office/Industrial — 3.3%
Liberty Property Trust, REIT	187,644	3,553,977
PS Business Parks, Inc., REIT	37,247	1,372,552

		4,926,529

Regional Mall — 10.3%
Macerich Co. (The), REIT	124,425	778,901
Simon Property Group, Inc., REIT	377,246	13,067,801
Taubman Centers, Inc., REIT	80,936	1,379,149

		15,225,851

Self Storage — 8.9%
Public Storage, Inc., REIT	238,762	13,191,600

Shopping Centers — 6.9%
Federal Realty Investment Trust, REIT	158,743	7,302,178
Kimco Realty Corp., REIT	33,545	255,613
Regency Centers Corp., REIT	73,002	1,939,663
Weingarten Realty Investors, REIT	74,613	710,316

		10,207,770

Specialty — 4.8%
Digital Realty Trust, Inc., REIT	184,089	6,108,073
Plum Creek Timber Co., Inc., REIT	36,312	1,055,590

		7,163,663

TOTAL LONG-TERM INVESTMENTS (cost $213,563,810)		136,872,358

SHORT-TERM INVESTMENT — 9.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $13,297,093)(w)	13,297,093	13,297,093

TOTAL INVESTMENTS — 101.3% (cost $226,860,903)		150,169,451
Liabilities in excess of other assets — (1.3)%		(1,964,699)

NET ASSETS — 100.0%		$148,204,752

The following abbreviation is used in Portfolio descriptions:

REIT	Real Estate Investment Trust

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$150,169,451	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$150,169,451	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST DEAM LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%

COMMON STOCKS — 94.8%

Aerospace — 4.3%
General Dynamics Corp.	298,000	$12,393,820
Northrop Grumman Corp.	253,700	11,071,468
Raytheon Co.	98,300	3,827,802

		27,293,090

Agriculture — 4.0%
Archer-Daniels-Midland Co.	372,700	10,353,606
Bunge Ltd.	115,900	6,565,735
Lorillard, Inc.	108,400	6,692,616
Reynolds American, Inc.	49,500	1,774,080

		25,386,037

Beverages — 1.3%
Coca-Cola Enterprises, Inc.	417,000	5,500,230
Pepsi Bottling Group, Inc.	112,000	2,479,680

		7,979,910

Biotechnology — 0.9%
Amgen, Inc.*	121,900	6,036,488

Chemicals — 2.1%
Ashland, Inc.	286,600	2,960,578
Dow Chemical Co. (The)	643,600	5,425,548
E.I. du Pont de Nemours & Co.	130,500	2,914,065
Eastman Chemical Co.	73,800	1,977,840

		13,278,031

Commercial Banks — 0.5%
State Street Corp.(a)	98,500	3,031,830

Commercial Services — 2.9%
Manpower, Inc.(a)	218,000	6,873,540
McKesson Corp.	211,400	7,407,456
RR Donnelley & Sons Co.	320,600	2,349,998
SAIC, Inc.*(a)	102,400	1,911,808

		18,542,802

Computer Services & Software — 0.3%
Computer Sciences Corp.*(a)	48,900	1,801,476

Computers — 1.0%
EMC Corp.*	95,400	1,087,560
Seagate Technology (Cayman Islands)(a)	873,100	5,247,331

		6,334,891

Conglomerates — 0.4%
Altria Group, Inc.(a)	160,100	2,564,802

Construction — 0.2%
NVR, Inc.*	3,600	1,539,900

Consumer Products & Services — 1.0%
Procter & Gamble Co.	134,500	6,333,605

Diversified Financial Services — 1.2%
CME Group, Inc.(a)	15,900	3,917,601
Goldman Sachs Group, Inc. (The)	36,000	3,816,720

		7,734,321

Diversified Machinery — 0.9%
Flowserve Corp.	57,500	3,226,900
Gardner Denver, Inc.*	125,300	2,724,022

		5,950,922

Electric — 3.8%
Dominion Resources, Inc.(a)	81,800	2,534,982
Duke Energy Corp.	255,700	3,661,624
Exelon Corp.	178,300	8,093,037
FirstEnergy Corp.	41,100	1,586,460
Mirant Corp.*(a)	497,700	5,673,780
Pepco Holdings, Inc.	142,900	1,783,392
Progress Energy, Inc.(a)	32,400	1,174,824

		24,508,099

Electronic Components & Equipment — 2.4%
Arrow Electronics, Inc.*	75,800	1,444,748
Avnet, Inc.*	255,100	4,466,801
General Electric Co.	938,800	9,491,268

		15,402,817

Electronics — 0.6%
Jabil Circuit, Inc.	665,700	3,701,292

Financial — Bank & Trust — 4.9%
Bank of America Corp.	1,669,700	11,387,354
Citigroup, Inc.(a)	970,300	2,454,859
Marshall & Ilsley Corp.(a)	883,600	4,974,668
PNC Financial Services Group, Inc.	58,600	1,716,394
SunTrust Banks, Inc.(a)	436,600	5,125,684
Wells Fargo & Co.(a)	377,200	5,371,328

		31,030,287

Financial Services — 4.3%
Bank of New York Mellon Corp. (The)	305,600	8,633,200
JPMorgan Chase & Co.(a)	719,484	19,123,885

		27,757,085

Food — 0.7%
Safeway, Inc.	112,600	2,273,394
SUPERVALU, Inc.	136,900	1,954,932

		4,228,326

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	165,800	8,638,180

Gas — 0.5%
NiSource, Inc.	317,800	3,114,440

Healthcare Products — 2.3%
Johnson & Johnson	278,600	14,654,360

Healthcare Services — 1.9%
Coventry Health Care, Inc.*	258,400	3,343,696
Humana, Inc.*	84,500	2,203,760
UnitedHealth Group, Inc.	128,600	2,691,598
Universal Health Services, Inc. (Class B Stock)(a)	96,300	3,692,142

		11,931,196

Household Products / Wares — 2.1%
Fortune Brands, Inc.	91,400	2,243,870
Kimberly-Clark Corp.	239,000	11,020,290

		13,264,160

Insurance — 3.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	67,600	2,570,828
Allstate Corp. (The)	312,500	5,984,375

Assurant, Inc.	61,700	1,343,826
Everest Re Group Ltd. (Bermuda)	14,200	1,005,360
First American Corp.	73,300	1,943,183
Loews Corp.	132,900	2,937,090
Markel Corp.*	4,400	1,249,072
Progressive Corp. (The)*	181,700	2,442,048
Reinsurance Group of America, Inc.	42,100	1,363,619
Travelers Cos., Inc. (The)	82,800	3,364,992

		24,204,393

Internet — 0.7%
Symantec Corp.*	305,600	4,565,664

Leisure Time — 0.3%
Carnival Corp.(a)	93,900	2,028,240

Managed Healthcare — 0.5%
Aetna, Inc.(a)	137,200	3,338,076

Media — 3.4%
CBS Corp. (Class B Stock)(a)	477,400	1,833,216
Comcast Corp. (Class A Stock)	551,200	7,518,368
McGraw-Hill Cos., Inc. (The)	90,200	2,062,874
Time Warner Cable, Inc.	99,843	2,476,116
Time Warner, Inc.	397,767	7,676,897

		21,567,471

Metal Fabricate/Hardware — 0.4%
Timken Co.	159,400	2,225,224

Oil & Gas — 15.9%
Apache Corp.	41,100	2,634,099
Chevron Corp.	433,900	29,175,436
Cimarex Energy Co.(a)	50,700	931,866
ConocoPhillips	432,000	16,917,120
Encore Acquisition Co.*(a)	113,800	2,648,126
Exxon Mobil Corp.	686,800	46,771,080
ONEOK, Inc.(a)	114,700	2,595,661

		101,673,388

Paper & Forest Products — 0.2%
International Paper Co.	215,000	1,513,600

Pharmaceuticals — 6.8%
AmerisourceBergen Corp.	36,600	1,195,356
Eli Lilly & Co.	425,700	14,222,637
Merck & Co., Inc.(a)	258,800	6,922,900
Pfizer, Inc.	1,559,700	21,243,114

		43,584,007

Pipelines — 0.1%
El Paso Corp.(a)	111,300	695,625

Real Estate Investment Trusts — 1.6%
AMB Property Corp.(a)	32,400	466,560
Annaly Capital Management, Inc.	67,200	932,064
Apartment Investment & Management Co. (Class A Stock)(a)	38,460	210,761
AvalonBay Communities, Inc.(a)	29,224	1,375,282
Boston Properties, Inc.(a)	34,400	1,205,032
Equity Residential(a)	64,900	1,190,915
HCP, Inc.(a)	29,000	517,650
Hospitality Properties Trust(a)	51,400	616,800
Host Hotels & Resorts, Inc.	97,600	382,592
Kimco Realty Corp.(a)	56,700	432,054
ProLogis(a)	56,200	365,300
Public Storage(a)	20,700	1,143,675
Vornado Realty Trust(a)	42,810	1,423,004

		10,261,689

Retail — 1.8%
Foot Locker, Inc.	216,200	2,265,776
Gap, Inc. (The)	473,800	6,154,662
Macy’s, Inc.	339,200	3,018,880

		11,439,318

Retail — Restaurants — 1.0%
McDonald’s Corp.	115,500	6,302,835

Savings & Loan — 0.2%
Astoria Financial Corp.(a)	170,800	1,569,652

Telecommunications — 6.9%
AT&T, Inc.	967,300	24,375,960
Verizon Communications, Inc.	655,100	19,784,020

		44,159,980

Transportation — 2.0%
FedEx Corp.	71,500	3,181,035
Norfolk Southern Corp.	166,100	5,605,875
Ryder System, Inc.	149,300	4,226,683

		13,013,593

Utilities — 3.3%
American Electric Power Co., Inc.	300,400	7,588,104
Edison International	344,400	9,922,164
Sempra Energy	77,600	3,588,224

		21,098,492

TOTAL COMMON STOCKS (cost $714,356,389)		605,279,594

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE OBLIGATION

Retail
Ames Department Stores, Inc., Sr. Notes (cost $12,750)(g)(i) 10.00%	04/15/17	NR	$40	4

TOTAL LONG-TERM INVESTMENTS (cost $714,369,139)				605,279,598

SHORT-TERM INVESTMENTS — 16.5%

U.S. TREASURY OBLIGATIONS(k)(n) — 1.2%

U.S. Treasury Bills
0.02%	05/21/09	155	154,962
0.15%	06/11/09	190	189,932
0.16%	06/11/09	319	318,892
0.18%	06/11/09	542	541,816
0.186%	06/11/09	218	217,926
0.19%	06/11/09	1,737	1,736,411
0.20%	06/11/09	249	248,916
0.20%	06/11/09	2,394	2,393,188
0.203%	06/11/09	33	32,989
0.21%	06/11/09	905	904,693
0.28%	06/11/09	420	419,849

0.29%	06/11/09	210	209,925
0.32%	06/11/09	150	149,946
2.164%	06/11/09	197	196,933

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,715,955)			7,716,378

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 15.3%

Dryden Core Investment Fund — Taxable Money Market Series (cost $97,948,832; includes $74,255,526 of cash collateral for securities on loan)(b)(w)	97,948,832	97,948,832

TOTAL SHORT-TERM INVESTMENTS (cost $105,664,787)		105,665,210

TOTAL INVESTMENTS(o) — 111.3% (cost $820,033,926)		710,944,808

Liabilities in excess of other assets (x) — (11.3)%		(72,329,595)

NET ASSETS — 100.0%		$638,615,213

The following abbreviation is used in Portfolio description:

NR	Not Rated by Moody’s or Standard & Poor’s

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $73,068,555; cash collateral of $74,255,526 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2009, 1 security representing $4 and 0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Future contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2009	Appreciation
Long Position:
810	S&P 500 E-Mini	Jun 09	$31,889,550	$32,189,400	$299,850	(1)

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$703,228,426	$299,850
Level 2 — Other Significant Observable Inputs	7,716,378	—
Level 3 — Significant Unobservable Inputs	4	—

Total	$710,944,808	$299,850

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$4
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 3/31/09	$4

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS — 91.8%

Advertising — 0.9%
National CineMedia, Inc.	116,000	$1,528,880

Aerospace — 1.5%
Ducommun, Inc.	42,900	623,766
Innovative Solutions and Support, Inc.(a)	489,300	2,069,739

		2,693,505

Airlines — 6.2%
Continental Airlines, Inc. (Class B Stock)*(a)	237,700	2,094,137
Delta Air Lines, Inc.*	1,522,350	8,570,830
UAL Corp.*(a)	89,873	402,631

		11,067,598

Automobile Manufacturers — 1.5%
Copart, Inc.*(a)	31,291	928,091
Piaggio & Co., SpA, 144A (Italy)	1,409,690	1,786,765

		2,714,856

Automotive Parts — 1.7%
CLARCOR, Inc.	122,150	3,076,958

Beverages — 0.2%
Heckmann Corp.*(a)	63,509	306,113

Biotechnology — 3.4%
Amylin Pharmaceuticals, Inc.*(a)	51,350	603,363
Epigenomics AG (Germany)*	100,500	243,015
OSI Pharmaceuticals, Inc.*(a)	118,800	4,545,288
Qaigen NV (Netherlands)*	40,029	640,319

		6,031,985

Building Materials — 2.4%
Cemex SAB de CV, ADR (Mexico)*(a)	49,304	308,144
Eagle Materials, Inc.	128,950	3,127,037
Simpson Manufacturing Co., Inc.	50,300	906,406

		4,341,587

Business Services — 2.6%
ChinaCast Education Corp. (China)*	200,355	681,207
CoStar Group, Inc.*(a)	37,764	1,142,361
Ctrip.com International Ltd., ADR (China)(a)	35,500	972,700
Kenexa Corp.*	175,150	944,059
Media & Entertainment Holdings, Inc.*	42,972	335,611
Onvia, Inc.*(a)	163,600	624,952

		4,700,890

Cable Television — 2.0%
Central European Media Enterprises Ltd. (Class A Stock) (Bermuda)*(a)	294,700	3,377,262
Lodgenet Interactive Corp.*(a)	68,848	109,468

		3,486,730

Chemicals — 0.1%
Intrepid Potash, Inc.*(a)	12,437	229,463

Clothing & Apparel
Belle International Holdings Ltd. (China)	112,856	57,610

Commercial Services — 0.8%
DynCorp International, Inc. (Class A Stock)*	25,275	336,916
Iron Mountain, Inc.*(a)	27,300	605,241
Lender Processing Services, Inc.	9,832	300,957
SEB — Sistema Educacional Brasileiro SA (Brazil)	23,752	80,479
TNS, Inc.*	20,727	169,547

		1,493,140

Computer Hardware — 0.9%
CommVault Systems, Inc.*	147,000	1,612,590

Computer Services & Software — 7.2%
ATA, Inc., ADR (Cayman Islands)*	20,301	87,294
Ceragon Networks Ltd. (Israel)*	93,076	395,573
Compellent Technologies, Inc.*	113,800	1,234,730
FactSet Research Systems, Inc.(a)	18,867	943,161
Fundtech Ltd. (Israel)*	114,325	974,049
IHS, Inc. (Class A Stock)*	29,548	1,216,787
Magma Design Automation, Inc.*	16,044	12,033
Monotype Imaging Holdings, Inc.*	234,850	878,339
Netezza Corp.*	139,173	946,376
Omniture, Inc.*(a)	146,000	1,925,740
Solera Holdings, Inc.*	156,034	3,866,523
Telecity Group PLC (United Kingdom)*	87,154	265,111

		12,745,716

Construction — 3.2%
D.R. Horton, Inc.	216,500	2,100,050
Lennar Corp. (Class A Stock)(a)	88,600	665,386
Meritage Homes Corp.*(a)	258,100	2,947,502

		5,712,938

Consumer Products & Services — 1.0%
Hypermarcas SA (Brazil)*	152,550	1,114,656
Vanceinfo Technologies, Inc., ADR (China)*	148,799	743,995

		1,858,651

Cosmetics & Toiletries — 0.1%
Bare Escentuals, Inc.*	60,368	247,509

Diversified Operations — 0.2%
MAX India Ltd. (India)*	70,215	135,905
RHJ International SA (Belgium)*	50,122	179,133

		315,038

Education — 0.4%
New Oriental Education & Technology Group, Inc., ADR (China)*(a)	13,700	688,425

Electric — 0.8%
ITC Holdings Corp.	33,870	1,477,409

Electronic Components & Equipment — 1.3%
Rural Electrification Corp. Ltd. (India)	564,106	1,069,326
Spire Corp.*	196,056	927,345
Vicor Corp.	52,525	256,847

		2,253,518

Entertainment & Leisure — 0.1%
Orchard Enterprises, Inc.*	67,122	107,396
Universal Travel Group (China)*	16,850	43,809

		151,205

Financial — Bank & Trust — 0.5%
ICICI Bank Ltd., ADR (India)	2,646	35,165
Redecard SA (Brazil)	68,321	827,893

		863,058

Financial Services — 0.8%
Affiliated Managers Group, Inc.*(a)	21,100	880,081
Capital One Financial Corp.	11,025	134,946
GlobalOptions Group, Inc.*	89,300	121,448
Hambrecht Asia Acquisition Corp. (Hong Kong)*	30,100	251,786

		1,388,261

Healthcare Products — 0.3%
Orthovita, Inc.*	170,300	456,404
Solta Medical, Inc.*	7,810	4,998

		461,402

Healthcare Services — 1.2%
athenahealth, Inc.*(a)	30,300	730,533
IPC The Hospitalist Co., Inc.*	23,066	438,946
Protalix BioTherapeutics, Inc. (Israel)*	75,427	150,854
Seattle Genetics, Inc.*	87,328	861,054

		2,181,387

Hotels & Motels — 0.5%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	235,131	964,037

Industrial Products — 0.6%
Entropic Communications, Inc.*	276,724	204,776
Trinity Industries, Inc.(a)	87,743	801,971

		1,006,747

Insurance — 1.8%
Alleghany Corp.*	4,590	1,243,110
Willis Group Holdings Ltd. (United Kingdom)	89,800	1,975,600

		3,218,710

Internet Services — 2.6%
Access Integrated Technologies, Inc. (Class A Stock)*(a)	426,287	264,298
Gmarket, Inc., ADR (Korea)*	46,500	763,065
iPass, Inc.*(a)	712,044	712,044
Monster Worldwide, Inc.*(a)	21,376	174,214
NaviSite, Inc.*	327,966	131,186
NIC, Inc.	59,767	310,789
Perfect World Co. Ltd., ADR (China)*(a)	36,200	508,610
RADWARE Ltd. (Israel)*	163,647	952,426
Switch & Data Facilities Co., Inc.*(a)	16,500	144,705
ValueClick, Inc.*	57,226	486,993
WebMediaBrands, Inc.*	444,716	177,886

		4,626,216

Media — 0.3%
Dolan Media Co.*(a)	57,922	455,846

Medical Supplies & Equipment — 3.9%
Arena Pharmaceuticals, Inc.*(a)	163,000	490,630
CardioNet, Inc.*	45,500	1,276,730
Conceptus, Inc.*	505	5,934
Endologix, Inc.*	66,600	139,860
Illumina, Inc.*(a)	51,900	1,932,756
Insulet Corp.*(a)	24,138	98,966
Masimo Corp.*(a)	29,900	866,502
Natus Medical, Inc.*	66,777	568,272
Orthofix International NV (Netherlands)*	75,829	1,404,353
ThermoGenesis Corp.*	125,365	75,219

		6,859,222

Metals & Mining — 0.7%
Allegheny Technologies, Inc.	46,100	1,010,973
Thompson Creek Metals Co., Inc. (Canada)*	56,500	224,305

		1,235,278

Paper & Forest Products — 0.1%
Nine Dragons Paper Holdings Ltd. (Hong Kong)	465,003	176,252

Pharmaceuticals — 14.3%
Adaltis, Inc. (OTC), 144A (Canada)	41,000	3,821
Adaltis, Inc. (TSX) (Canada)*	172,400	16,067
Alkermes, Inc.*	148,950	1,806,764
Allergan, Inc.	42,900	2,048,904
Alnylam Pharmaceuticals, Inc.*(a)	56,200	1,070,048
Auxilium Pharmaceuticals, Inc.*(a)	123,000	3,409,560
BioMarin Pharmaceutical, Inc.*(a)	104,800	1,294,280
Catalyst Pharmaceutical Partners, Inc.*	166,500	283,050
Cubist Pharmaceuticals, Inc.*(a)	197,912	3,237,840
Dishman Pharmaceuticals & Chemicals Ltd. (India)	81,200	159,491
Durect Corp.*	20,691	46,141
Dyax Corp.*	234,098	587,586
Dynavax Technologies Corp.*	219,288	140,344
Hikma Pharmaceuticals PLC (United Kingdom)	16,316	84,513
Isis Pharmaceuticals, Inc.*(a)	123,400	1,852,234
Momenta Pharmaceuticals, Inc.*	62,446	687,530
Mylan, Inc.*(a)	100,700	1,350,387
Neurocrine Biosciences, Inc.*(a)	140,741	499,631
Orexigen Therapeutics, Inc.*	36,100	94,221
Osiris Therapeutics, Inc.*	10,300	142,140
Penwest Pharmaceuticals Co.*(a)	297,273	487,528
Piramal Healthcare Ltd. (India)	69,189	266,686
Progenics Pharmaceuticals, Inc.*	140,200	923,918
Regeneron Pharmaceuticals, Inc.*	37,700	522,522
Rigel Pharmaceuticals, Inc.*	28,185	173,056

Spectrum Pharmaceuticals, Inc.*	251,920	440,860
SXC Health Solutions Corp. (Canada)*	37,895	816,258
Vical, Inc.*	140,227	269,236
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	250,650	2,636,838
WuXi PharmaTech Cayman, Inc., ADR (China)*	33,921	153,662

		25,505,116

Railroads — 0.5%
Kansas City Southern*(a)	76,456	971,756

Real Estate — 0.6%
Brasil Brokers Participacoes SA (Brazil)*	315,412	152,284
China Housing & Land Development, Inc. (China)*(a)	192,007	230,409
Xinyuan Real Estate Co. Ltd., ADR (China)*(a)	197,700	739,398

		1,122,091

Real Estate Investment Trust — 0.9%
Chimera Investment Corp.	461,347	1,550,126

Restaurants — 1.4%
Chipotle Mexican Grill, Inc. (Class A Stock)*(a)	27,571	1,830,163
Texas Roadhouse, Inc. (Class A Stock)*(a)	73,265	698,215

		2,528,378

Retail & Merchandising — 3.9%
B2W Companhia Global Do Varejo, GDR, 144A (Brazil)	10,797	199,971
Dick’s Sporting Goods, Inc.*	164,300	2,344,561
Geox SpA (Italy)	126,021	786,930
hhgregg, Inc.*(a)	232,550	3,290,583
LJ International, Inc. (Hong Kong)*	67,774	48,797
Lululemon Athletica, Inc. (Canada)*	26,957	233,448

		6,904,290

Semiconductors — 6.4%
Bookham, Inc.*	454,191	195,302
First Solar, Inc.*(a)	33,900	4,498,530
MEMC Electronic Materials, Inc.*	311,000	5,128,390
Microsemi Corp.*	103,641	1,202,236
ON Semiconductor Corp.*	111,400	434,460

		11,458,918

Software — 2.0%
Blackboard, Inc.*	33,500	1,063,290
Parametric Technology Corp.*	121,400	1,211,572
Phase Forward, Inc.*	106,300	1,359,577

		3,634,439

Technology — Information Services — 0.3%
AECOM Technology Corp.*	18,265	476,351

Telecommunications — 2.5%
Bharti Airtel Ltd. (India)*	102,165	1,264,367
Gilat Satellite Networks Ltd. (Israel)*	247,200	833,064
Maxcom Telecomunicaciones SAB de CV, ADR (Mexico)*	142,300	320,175
NTELOS Holdings Corp.	47,300	858,022
tw telecom, Inc.*(a)	138,600	1,212,750

		4,488,378

Transportation — 5.9%
Aramex Co. (United Arab Emirates)*	4,749,067	1,383,418
Dynamex, Inc.*	72,900	953,532
Expeditors International of Washington, Inc.(a)	46,900	1,326,801
Express-1 Expedited Solutions, Inc.*	412,115	350,298
Forward Air Corp.	177,400	2,879,202
Grupo TMM SA de C.V., ADR (Mexico)*	95,873	81,492
Landstar System, Inc.	82,950	2,776,336
Pacer International, Inc.	98,600	345,100
Quality Distribution, Inc.*(a)	161,597	319,962

		10,416,141

Utilities — 1.3%
American Water Works Co., Inc.	32,153	618,624
EDP Renovaveis SA, 144A (Spain)*	98,111	801,526
Northeast Utilities	42,700	921,893

		2,342,043

TOTAL COMMON STOCKS (cost $245,746,338)		163,626,757

PREFERRED STOCKS — 1.0%

Automotive Parts — 0.4%
Autoliv, Inc., 8.00%, CVT	11,000	314,380
Johnson Controls, Inc., 11.50%, CVT	5,200	331,188

		645,568

Pharmaceuticals — 0.6%
Mylan, Inc., 6.50%, CVT	1,350	1,150,794

TOTAL PREFERRED STOCKS (cost $1,846,568)		1,796,362

WARRANTS*
	Units
Pharmaceuticals
Avalon Pharmaceuticals, Inc., expiring 04/18/12	7,625	108
Cortex Pharmaceuticals, Inc., expiring 08/28/12	55,040	2,389
Medicure, Inc., expiring 12/02/11 (China)	106,637	120
Point Therapeutics, Inc., expiring 07/01/12	84,270	40

TOTAL WARRANTS (cost $1,220)		2,657

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CONVERTIBLE BONDS — 3.5%

Airlines
UAL Corp., Gtd. Notes
5.00%	02/01/21	NR	$235	74,519

Automotive Parts — 0.1%
Johnson Controls, Inc., Sr. Unsec’d. Notes
6.50%	09/30/12	Baa2	157	197,820

Biotechnology
Charles River Laboratories International, Inc., Sr. Unsec’d. Notes
2.25%	06/15/13	BB+(d)	85	69,913

Cable Television — 1.0%
Central European Media Enterprises Ltd., Sr. Sec’d. Notes, 144A (Bermuda)
3.50%	03/15/13	BB-(d)	3,660	1,843,725

Commercial Services — 0.3%
Chemed Corp., Gtd. Notes
1.875%	05/15/14	NR	278	201,550
CRA International, Inc., Sr. Sub. Notes
2.875%	06/15/34	NR	152	125,780
Kendle International, Inc., Sr. Unsec’d. Notes
3.375%	07/15/12	B	100	75,750
Quanta Services, Inc., Sub. Notes
3.75%	04/30/26	NR	46	50,542

				453,622

Consumer Products & Services — 0.3%
Newell Rubbermaid, Inc., Bonds
5.50%	03/15/14	BBB-(d)	429	473,509

Distribution/Wholesale
Tech Data Corp., Debs.
2.75%	12/15/26	Ba2	84	72,580

Electronic Components & Equipment — 0.2%
FEI Co., Sub. Notes
2.875%	06/01/13	NR	162	138,713
Flextronics International Ltd., Sr. Sub. Notes (Singapore)
1.00%	08/01/10	BB-(d)	217	199,097

				337,810

Healthcare Products — 0.2%
Conmed Corp., Sr. Sub. Notes
2.50%	11/15/24	B1	340	268,600
Wright Medical Group, Inc., Sr. Unsec’d. Notes
2.625%	12/01/14	NR	174	116,797

				385,397

Internet Services — 0.3%
EarthLink, Inc., Sr. Unsec’d. Notes (3.25% until 11/15/11)
3.50% (v)	11/15/26	NR	55	52,319
GSI Commerce, Inc., Sr. Unsec’d. Notes
2.50%	06/01/27	NR	240	140,700
3.00%	06/01/25	NR	102	77,012
Safeguard Scientifics, Inc., Sr. Unsec’d. Notes
2.625%	03/15/24	NR	245	179,156

				449,187

Manufacturing — 0.2%
Griffon Corp., Sub. Notes
4.00%	07/18/23	NR	287	266,551

Metals & Mining — 0.2%
Newmont Mining Corp., Gtd. Notes
3.00%	02/15/12	BBB+(d)	250	308,437

Oil, Gas & Consumable Fuels
SESI LLC, Gtd. Notes (1.50% until 12/15/11)
1.25% (v)	12/15/26	BB+(d)	105	75,338

Pharmaceuticals — 0.1%
Neurochem Inc., Sr. Unsec’d. Notes, 144A (Canada)
6.00%	11/15/26	NR	135	94,183
Cubist Pharmaceuticals, Inc., Sub. Notes
2.25%	06/15/13	NR	116	92,365

				186,548

Real Estate Investment Trust — 0.1%
Washington Real Estate Investment Trust, Sr. Unsec’d. Notes
3.875%	09/15/26	Baa1	213	179,186

Semiconductors — 0.1%
Diodes, Inc., Sr. Unsec’d. Notes
2.25%	10/01/26	NR	58	44,225
Teradyne, Inc., Sr. Unsec’d. Notes
4.50%	03/15/14	NR	107	107,000

				151,225

Software — 0.3%
Blackboard, Inc., Sr. Unsec’d. Notes
3.25%	07/01/27	BB-(d)	356	329,300
Lawson Software, Inc., Sr. Unsec’d. Notes
2.50%	04/15/12	NR	144	112,860
SPSS, Inc., Sub. Notes
2.50%	03/15/12	NR	97	88,634

				530,794

Telecommunications — 0.1%
Arris Group, Inc., Sr. Unsec’d. Notes
2.00%	11/15/26	NR	157	119,712

TOTAL CONVERTIBLE BONDS (cost $5,936,509)				6,175,873

CORPORATE BONDS — 0.4%

Consumer Products & Services — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes
10.60%	04/15/19	Baa3	214	216,027

Electronic Components & Equipment — 0.1%
Anixter International, Inc., Gtd. Notes
10.00%	03/15/14	Ba2	208	192,920

Retail & Merchandising — 0.2%
Brown Shoe Co., Inc., Gtd. Notes
8.75%	05/01/12	B3	200	162,000
Limited Brands, Inc., Sr. Unsec’d. Notes
6.125%	12/01/12	Ba2	138	106,981

				268,981

TOTAL CORPORATE BONDS (cost $674,804)				677,928

TOTAL LONG-TERM INVESTMENTS (cost $254,205,439)				172,279,577

	Shares
SHORT-TERM INVESTMENT — 31.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $55,580,362; includes $48,654,683 of cash collateral for securities on loan)(b)(w)	55,580,362	55,580,362

TOTAL INVESTMENTS(o) — 127.9% (cost $309,785,801)		227,859,939
Liabilities in excess of other assets — (27.9)%		(49,682,960)

NET ASSETS — 100.0%		$178,176,979

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

GDR	Global Depositary Receipt

NR	Not Rated by Moody’s or Standard & Poor’s

OTC	Over the Counter

TSX	Toronto Stock Exchange

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $46,355,854; cash collateral of $48,654,683 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Standard & Poor’s rating.

(o)	As of March 31, 2009, 10 securities representing $3,093,463 and 1.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$218,009,857	—
Level 2 — Other Significant Observable Inputs	9,753,350	—
Level 3 — Significant Unobservable Inputs	96,732	—

Total	$227,859,939	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$102,906
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6,174)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 3/31/09	$96,732

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS — 64.1%

Aerospace & Defense — 0.3%
Aerovironment, Inc.*(a)	24,149	$504,714
American Science & Engineering, Inc.	10,168	567,374
Stanley, Inc.*	26,481	672,353

		1,744,441

Airlines — 1.1%
Alaska Air Group, Inc.*	42,603	748,535
Allegiant Travel Co.*(a)	22,159	1,007,348
Cathay Pacific Airways Ltd. (Hong Kong)	5,323,550	5,280,784

		7,036,667

Automobiles — 0.4%
Daimler Chrysler AG (Germany)(a)	98,110	2,505,729

Biotechnology — 2.8%
Amgen, Inc.*	126,792	6,278,740
Gilead Sciences, Inc.*	137,998	6,392,067
Myriad Genetics, Inc.*(a)	113,407	5,156,616

		17,827,423

Capital Markets — 2.7%
Credit Suisse Group, ADR (Switzerland)(a)	97,614	2,976,251
Deutsche Bank AG (Germany)(a)	87,021	3,537,403
Man Group PLC (United Kingdom)	2,187,016	6,856,587
Stifel Financial Corp.*(a)	28,270	1,224,374
SWS Group, Inc.	30,845	479,023
UBS AG (Switzerland)*(a)	239,577	2,259,211

		17,332,849

Chemicals — 3.3%
E.I. du Pont de Nemours & Co.(a)	305,492	6,821,636
Eastman Chemical Co.(a)	271,071	7,264,703
Sensient Technologies Corp.	288,546	6,780,831

		20,867,170

Commercial Banks — 9.6%
Banco Santander SA, ADR (Spain)(a)	367,174	2,533,501
Barclays PLC, ADR (United Kingdom)(a)	379,232	3,223,472
BB&T Corp.(a)	338,839	5,733,156
BOC Hong Kong Holdings Ltd. (Hong Kong)	5,623,564	5,759,532
First Bancorp (Puerto Rico)(a)	1,309,255	5,577,426
First Financial Bankshares, Inc.(a)	22,708	1,093,844
First Midwest Bancorp, Inc.	709,314	6,093,007
FNB Corp.(a)	895,165	6,865,916
Fulton Financial Corp.(a)	919,397	6,095,602
HSBC Holdings PLC, ADR (United Kingdom)(a)	62,981	1,777,324
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	575,942	2,321,046
National Bank of Greece, ADR (Greece)	942,664	2,903,405
Regions Financial Corp.(a)	1,465,435	6,242,753
Royal Bank of Scotland Group PLC, ADR (United Kingdom)(a)	294,959	2,088,310
Toronto-Dominion Bank (Canada)	76,500	2,645,370

		60,953,664

Commercial Services & Supplies — 0.8%
RR Donnelley & Sons Co.	696,480	5,105,198

Communications Equipment — 0.3%
InterDigital, Inc.*	48,928	1,263,321
Mastec, Inc.*	77,038	931,389

		2,194,710

Computers & Peripherals — 0.2%
Synaptics, Inc.*(a)	37,351	999,513

Consumer Finance — 1.1%
American Express Co.(a)	459,333	6,260,709
First Cash Financial Services, Inc.*	36,373	542,685

		6,803,394

Diversified Consumer Services — 3.5%
American Public Education, Inc.*	20,701	870,684
Apollo Group, Inc. (Class A Stock)*	88,051	6,897,035
Capella Education Co.*(a)	19,631	1,040,443
DeVry, Inc.(a)	90,345	4,352,822
ITT Educational Services, Inc.*(a)	49,855	6,053,394
Strayer Education, Inc.(a)	17,302	3,112,111

		22,326,489

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)	459,150	2,497,776

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	239,677	6,039,860
BT Group PLC (United Kingdom)	4,490,933	5,039,042
Deutsche Telekom AG, ADR (Germany)	192,621	2,378,869
Nippon Telegraph & Telephone Corp., ADR (Japan)	111,356	2,119,105
Telecom Italia SpA, ADR (Italy)	191,503	2,449,323

		18,026,199

Electric Utilities — 1.2%
American Electric Power Co., Inc.	200,688	5,069,379
Korea Electric Power Corp., ADR (South Korea)*(a)	296,473	2,712,728

		7,782,107

Electronic Equipment, Instruments & Components — 0.4%
Hitachi Ltd. (Japan)(a)	93,579	2,568,744

Food & Staples Retailing — 0.1%
Nash-Finch Co.	24,321	683,177

Food Products — 1.8%
Diamond Foods, Inc.	19,942	556,980

Green Mountain Coffee Roasters, Inc.*(a)	55,418	2,660,064
J & J Snack Foods Corp.	28,192	975,162
Kraft Foods, Inc. (Class A Stock)	252,463	5,627,400
Lance, Inc.	34,743	723,349
TreeHouse Foods, Inc.*	35,210	1,013,696

		11,556,651

Gas Utilities — 0.2%
Laclede Group, Inc. (The)	24,456	953,295

Healthcare Equipment & Supplies — 0.3%
Cyberonics, Inc.*	30,237	401,245
Greatbatch, Inc.*	40,756	788,628
ICU Medical, Inc.*	16,881	542,218

		1,732,091

Healthcare Providers & Services — 0.8%
Almost Family, Inc.*(a)	10,446	199,414
athenahealth, Inc.*	37,702	908,995
Chemed Corp.(a)	28,132	1,094,335
Genoptix, Inc.*	19,299	526,477
Gentiva Health Services, Inc.*	36,033	547,702
Hanger Orthopedic Group, Inc.*	35,246	467,009
HMS Holdings Corp.*	29,490	970,221
LHC Group, Inc.*	22,696	505,667

		5,219,820

Healthcare Technology — 0.2%
Computer Programs & Systems, Inc.	32,449	1,079,578

Hotels, Restaurants & Leisure — 2.4%
Buffalo Wild Wings, Inc.*(a)	19,992	731,307
Ladbrokes PLC (United Kingdom)	2,237,369	5,882,829
McDonald’s Corp.	124,435	6,790,418
Panera Bread Co. (Class A Stock)*(a)	36,360	2,032,524

		15,437,078

Industrial Conglomerates — 2.0%
Citic Pacific Ltd. (Hong Kong)	5,453,000	6,179,606
General Electric Co.	634,485	6,414,643

		12,594,249

Insurance — 1.3%
Allianz SE, ADR (Germany)	342,659	2,864,629
AXA SA (France)	232,347	2,783,517
Life Partners Holdings, Inc.(a)	17,157	292,699
Manulife Financial Corp. (Canada)(a)	204,926	2,295,171

		8,236,016

Internet & Catalog Retail — 0.6%
NetFlix, Inc.*(a)	71,358	3,062,686
PetMed Express, Inc.*(a)	26,257	432,715

		3,495,401

IT Services — 0.8%
CSG Systems International, Inc.*	40,566	579,283
SAIC, Inc.*	247,687	4,624,316

		5,203,599

Machinery — 2.3%
Briggs & Stratton Corp.(a)	470,564	7,764,306
Timken Co.	470,181	6,563,727

		14,328,033

Media — 0.7%
ITV PLC (United Kingdom)	15,363,267	4,188,339

Metals & Mining — 2.2%
Alcoa, Inc.(a)	886,914	6,509,949
Arcelormittal (Luxembourg)(a)	116,879	2,342,255
Compass Minerals International, Inc.(a)	40,799	2,299,839
POSCO, ADR (South Korea)(a)	45,055	3,011,026

		14,163,069

Multi-Line Retail — 1.7%
Dollar Tree, Inc.*	107,515	4,789,793
Family Dollar Stores, Inc.	171,820	5,733,634

		10,523,427

Multi-Utilities — 2.6%
CH Energy Group, Inc.	17,681	829,239
NiSource, Inc.	647,289	6,343,432
TECO Energy, Inc.	608,410	6,783,772
Veolia Environnement, ADR (France)(a)	112,550	2,352,295

		16,308,738

Oil, Gas & Consumable Fuels — 0.4%
Repsol YPF SA, ADR (Spain)	143,806	2,457,645
VAALCO Energy, Inc.*	65,204	344,929

		2,802,574

Paper & Forest Products — 1.2%
MeadWestvaco Corp.	616,860	7,396,151

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	334,822	7,339,298
Endo Pharmaceuticals Holdings, Inc.*	143,773	2,541,907
Pfizer, Inc.(a)	454,631	6,192,074
Questcor Pharmaceuticals, Inc.*	76,531	376,533

		16,449,812

Real Estate Management & Development — 1.2%
Sino Land Co. (Hong Kong)	7,339,985	7,353,893

Software — 0.3%
EPIQ Systems, Inc.*	39,840	718,315
Quality Systems, Inc.(a)	31,559	1,428,045

		2,146,360

Specialty Retail — 1.7%
Aaron Rents, Inc.(a)	52,063	1,388,000
AutoZone, Inc.*(a)	46,042	7,487,350
Hot Topic, Inc.*(a)	49,023	548,567
Jos. A. Bank Clothiers, Inc.*(a)	39,385	1,095,297

		10,519,214

Thrifts & Mortgage Finance — 2.0%
Astoria Financial Corp.(a)	767,794	7,056,027

First Niagara Financial Group, Inc.	499,033	5,439,460

		12,495,487

Tobacco — 0.9%
Universal Corp.(a)	200,688	6,004,585

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.*(a)	48,751	652,776

Transportation Infrastructure — 1.2%
Cosco Pacific Ltd. (China)	7,640,000	7,523,713

Water Utilities — 0.2%
California Water Service Group	24,611	1,030,216

Wireless Telecommunication Services — 1.4%
Vimpel-Communications, ADR (Russia)(a)	435,760	2,849,870
Vodafone Group PLC (United Kingdom)	3,231,457	5,691,471

		8,541,341

TOTAL COMMON STOCKS
(cost $443,716,115)		405,190,756

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE BONDS — 34.3%

Aerospace & Defense — 0.7%
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15		A2	$3,400	3,562,727
6.125%	02/01/19		A2	800	861,218

					4,423,945

Air Freight & Logistics — 0.2%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	1,000	1,050,976

Automobile Manufacturers — 0.2%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13		A3	1,500	1,359,079

Beverages — 1.3%
Bottling Group LLC,
Gtd. Notes
6.95%	03/15/14		Aa2	2,500	2,842,578
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.875%	03/15/19		Aa3	2,500	2,526,400
PepsiCo, Inc.,
Sr. Unsec’d. Notes
7.90%	11/01/18		Aa2	2,500	3,071,642

					8,440,620

Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
6.125%	02/15/33	(a)	A1	3,300	2,748,299
6.15%	04/01/18		A1	3,000	2,740,254
Merrill Lynch & Co., Inc.,
Notes
6.875%	04/25/18		A2	4,000	3,128,372
Sr. Unsec’d. Notes, MTN
6.05%(c)	08/15/12		A2	4,500	3,861,257
Sub. Notes 6.11%	01/29/37		A3	1,000	497,012
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13	(a)	A2	4,500	4,327,015
6.75%	04/15/11		A2	2,500	2,501,925
Sr. Unsec’d. Notes, MTN(a)
6.625%	04/01/18		A2	2,500	2,383,768

					22,187,902

Commercial Banks — 1.3%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12	(a)	A1	5,700	5,538,758
5.625%	12/11/17		A1	1,000	912,412
Wells Fargo Bank NA,
Sub. Notes
6.45%	02/01/11		Aa3	2,000	1,959,650

					8,410,820

Communication Equipment — 0.5%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.25%	02/22/11		A1	700	740,110
5.50%	02/22/16		A1	2,250	2,380,808

					3,120,918

Computers & Peripherals — 0.4%
Electronic Data Systems Corp.,
Sr. Unsec’d. Notes
6.00%	08/01/13		A2	2,500	2,647,810

Consumer Finance — 0.8%
American Express Co.,
Sr. Unsec’d. Notes
6.15%	08/28/17		Aa2	1,000	828,734
HSBC Finance Corp.,
Notes
5.50%	01/19/16		A3	1,000	749,965
Sr. Unsec’d. Notes
6.375%	10/15/11		A3	4,000	3,458,108

					5,036,807

Diversified Financial Services — 2.1%
Citigroup, Inc.,(a)
Sr. Unsec’d. Notes
6.50%	08/19/13		A3	3,000	2,756,745
6.875%	03/05/38		A3	4,500	3,923,239
JPMorgan Chase & Co.,(a)
Sr. Notes
6.00%	01/15/18		Aa3	6,000	6,060,498
Sr. Unsec’d. Notes
6.40%	05/15/38		Aa3	500	490,257

					13,230,739

Diversified Telecommunication Services — 2.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	2,500	2,195,280
6.50%	09/01/37	(a)	A2	1,000	902,422
6.70%	11/15/13	(a)	A2	3,500	3,738,189

New Cingular Wireless Services, Inc.,
Sr. Unsec’d. Notes
8.125%	05/01/12		A2	3,000	3,270,621
SBC Communications, Inc.,
Sr. Unsec’d. Notes
6.15%	09/15/34		A2	1,000	876,124
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13	(a)	A3	4,500	4,593,537
8.75%	11/01/18		A3	2,200	2,517,196
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.25%	12/01/10		A3	500	528,241

					18,621,610

Electric Utilities — 4.6%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A2	1,800	1,822,331
Commonwealth Edison Co.,
First Mortgage
6.15%	09/15/17		Baa2	3,000	2,850,972
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.95%	06/15/11		A3	3,500	3,573,790
FPL Group Capital, Inc.
Gtd. Notes
7.875%	12/15/15		A2	3,000	3,387,990
MidAmerican Energy Holdings Co.,
Sr. Notes
5.75%	04/01/18		Baa1	1,500	1,475,646
Sr. Unsec’d. Notes
6.125%	04/01/36		Baa1	1,000	886,818
Northern States Power Co.,
First Mortgage
5.25%	03/01/18		A2	1,500	1,528,143
PacifiCorp,
First Mortgage
5.75%	04/01/37		A3	2,500	2,360,863
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.75%	03/01/31		Baa2	4,250	4,262,920
PSE&G Power LLC,
Gtd. Notes
7.75%	04/15/11		Baa1	3,000	3,139,365
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	4,000	3,632,864

					28,921,702

Food & Staples Retailing — 1.6%
Target Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/18	(a)	A2	2,500	2,510,880
7.00%	01/15/38		A2	2,000	1,873,462
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/11		Aa2	1,500	1,566,846
6.50%	08/15/37	(a)	Aa2	3,700	3,846,997

					9,798,185

Food Products — 1.5%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	2,921	3,078,924
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	3,750	3,903,956
6.125%	02/01/18		Baa2	2,500	2,505,648

					9,488,528

Household Products — 0.3%
Procter & Gamble Co.,
Sr. Unsec’d. Notes
4.60%	01/15/14		Aa3	2,000	2,116,618

Industrial Conglomerates — 1.5%
General Electric Capital Corp.,
Sr. Unsec’d. Notes(a)
5.25%	10/19/12		Aa2	3,500	3,369,510
5.625%	09/15/17		Aa2	3,000	2,629,386
Sr. Unsec’d. Notes, MTN
6.75%	03/15/32		Aa2	4,250	3,446,316

					9,445,212

Insurance — 0.5%
MetLife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35		A2	5,000	3,454,110

Machinery — 0.3%
John Deere Capital Corp.,
Sr. Unsec’d. Notes
7.00%	03/15/12		A2	1,500	1,597,215

Media — 2.5%
Comcast Corp.,
Gtd. Notes
6.95%	08/15/37		Baa2	4,500	4,190,454
Time Warner Cable, Inc.,
Gtd. Notes
8.75%	02/14/19		Baa2	2,000	2,123,652
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12		Baa2	6,000	6,106,800
7.70%	05/01/32		Baa2	1,750	1,573,663
Walt Disney Co. (The),
Sr. Unsec’d. Notes
6.375%	03/01/12		A2	1,500	1,621,159

					15,615,728

Metals & Mining — 0.2%
Rio Tinto Finance USA Ltd.,
Gtd. Notes, (Australia)
5.875%	07/15/13		Baa1	1,500	1,345,074

Multi-Utilities — 2.6%
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	2,900	3,083,570
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.625%	11/30/17		A3	2,000	2,025,668
6.05%	03/01/34		A3	3,500	3,424,904
8.25%	10/15/18		A3	1,500	1,767,879

Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.75%	03/01/13		Baa1	1,500	1,514,433
5.10%	11/30/12		Baa1	2,500	2,560,260
5.40%	04/30/18		Baa1	1,800	1,801,708

					16,178,422

Oil, Gas & Consumable Fuels — 3.4%
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	4,000	3,982,740
Devon Financing Corp. ULC,
Gtd. Notes
6.875%	09/30/11		Baa1	3,700	3,869,438
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	4,500	4,443,926
5.95%	02/15/18	(a)	Baa2	1,000	910,462
6.75%	03/15/11		Baa2	2,000	2,039,496
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	2,250	1,925,336
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1	3,000	2,738,982
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18		Baa1	2,000	1,846,012

					21,756,392

Pharmaceuticals — 1.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.60%	05/15/11		A1	1,500	1,608,359
5.60%	11/30/17		A1	1,000	1,056,788
5.875%	05/15/16		A1	1,950	2,091,281
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37		A3	4,500	4,237,812

					8,994,240

TOTAL CORPORATE BONDS (cost $223,325,851)					217,242,652

	Units
RIGHT*

Commercial Banks
HSBC, ADR (United Kingdom)
(cost $0)	22,999	231,843

TOTAL LONG-TERM INVESTMENTS (cost $667,041,966)		622,665,251

	Shares
SHORT-TERM INVESTMENT — 23.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $148,896,328; includes $134,371,808 of cash collateral for securities on loan)(b)(w)	148,896,328	148,896,328

TOTAL INVESTMENTS(o) — 121.9%
(cost $815,938,294)		771,561,579
Liabilities in excess of other assets — (21.9)%		(138,856,786)

NET ASSETS — 100.0%		$632,704,793

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $132,249,780; cash collateral of $134,371,808 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(o)	As of March 31, 2009, 5 securities representing $32,097,528 and 5.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$522,221,399	—
Level 2 — Other Significant Observable Inputs	249,340,180	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$771,561,579	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS — 80.1%
Aerospace & Defense — 0.8%
Aerovironment, Inc.*(a)	88,848	$1,856,923
American Science & Engineering, Inc.	37,407	2,087,311
Stanley, Inc.*	97,425	2,473,621

		6,417,855

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.(a)	195,575	8,920,176

Airlines — 1.8%
Alaska Air Group, Inc.*	69,661	1,223,944
Allegiant Travel Co.*(a)	81,525	3,706,126
Cathay Pacific Airways Ltd. (Hong Kong)	8,703,550	8,633,632

		13,563,702

Automobiles — 0.4%
Daimler AG (Germany)(a)	120,318	3,072,922

Beverages — 0.7%
Hansen Natural Corp.*	140,479	5,057,244

Biotechnology — 8.0%
Amgen, Inc.*	362,812	17,966,450
Biogen Idec, Inc.*(a)	167,033	8,755,870
Cephalon, Inc.*(a)	103,240	7,030,644
Gilead Sciences, Inc.*(a)	394,877	18,290,703
Myriad Genetics, Inc.*(a)	185,434	8,431,684

		60,475,351

Capital Markets — 3.7%
Credit Suisse Group, ADR (Switzerland)(a)	119,708	3,649,897
Deutsche Bank AG (Germany)(a)	106,717	4,338,046
Man Group PLC (United Kingdom)	3,576,064	11,211,438
Stifel Financial Corp.*(a)	104,004	4,504,413
SWS Group, Inc.	113,481	1,762,360
UBS AG (Switzerland)*(a)	293,806	2,770,591

		28,236,745

Chemicals — 1.5%
E.I. du Pont de Nemours & Co.(a)	499,523	11,154,349

Commercial Banks — 4.6%
Banco Santander SA, ADR (Spain)(a)	450,284	3,106,960
Barclays PLC, ADR (United Kingdom)(a)	465,072	3,953,112
BOC Hong Kong Holdings Ltd. (Hong Kong)	9,196,000	9,418,343
First Financial Bankshares, Inc.(a)	83,541	4,024,170
HSBC Holdings PLC, ADR (United Kingdom)(a)	77,236	2,179,600
Lloyds TSB Group PLC, ADR (United Kingdom)(a)	706,307	2,846,417
National Bank of Greece, ADR (Greece)(a)	1,156,037	3,560,594
Royal Bank of Scotland Group PLC, ADR (United Kingdom)(a)	361,722	2,560,992
Toronto-Dominion Bank (The) (Canada)	93,816	3,244,157

		34,894,345

Commercial Services & Supplies — 0.7%
Cintas Corp.(a)	228,142	5,639,670

Communications Equipment — 1.1%
InterDigital, Inc.*	180,006	4,647,755
MasTec, Inc.*	283,429	3,426,656

		8,074,411

Computers & Peripherals — 0.5%
Synaptics, Inc.*(a)	137,415	3,677,225

Consumer Finance — 1.6%
American Express Co.	751,062	10,236,975
First Cash Financial Services, Inc.*	133,816	1,996,535

		12,233,510

Diversified Consumer Services — 6.4%
American Public Education, Inc.*(a)	76,163	3,203,416
Apollo Group, Inc. (Class A Stock)*(a)	251,957	19,735,792
Capella Education Co.*(a)	72,225	3,827,925
DeVry, Inc.	147,726	7,117,439
ITT Educational Services, Inc.*(a)	81,520	9,898,158
Strayer Education, Inc.(a)	28,292	5,088,882

		48,871,612

Diversified Financial Services — 0.4%
ING Groep NV, ADR (Netherlands)(a)	563,080	3,063,155

Diversified Telecommunication Services — 2.2%
BT Group PLC (United Kingdom)	7,343,277	8,239,508
Deutsche Telekom AG, ADR (Germany)(a)	236,220	2,917,317
Nippon Telegraph & Telephone Corp., ADR (Japan)	136,562	2,598,775
Telecom Italia SpA, ADR (Italy)(a)	234,851	3,003,744

		16,759,344

Electric Utilities — 0.4%
Korea Electric Power Corp., ADR (South Korea)*(a)	363,581	3,326,766

Electronic Equipment, Instruments & Components — 0.4%
Hitachi Ltd., ADR (Japan)(a)	114,760	3,150,162

Food & Staples Retailing — 0.1%
Nash Finch Co.	39,769	1,117,111

Food Products — 3.5%
Diamond Foods, Inc.(a)	73,366	2,049,112
Green Mountain Coffee Roasters, Inc.*(a)	144,625	6,942,000
J&J Snack Foods Corp.	46,098	1,594,530
Kraft Foods, Inc. (Class A Stock)	412,811	9,201,557
Lance, Inc.	127,821	2,661,233

TreeHouse Foods, Inc.*	129,539	3,729,428

		26,177,860

Gas Utilities — 0.5%
Laclede Group, Inc. (The)	89,974	3,507,186

Healthcare Equipment & Supplies — 0.6%
Cyberonics, Inc.*	111,244	1,476,208
Greatbatch, Inc.*	66,641	1,289,503
ICU Medical, Inc.*	62,105	1,994,813

		4,760,524

Healthcare Providers & Services — 2.2%
Almost Family, Inc.*(a)	38,432	733,667
athenahealth, Inc.*(a)	138,708	3,344,250
Chemed Corp.(a)	45,999	1,789,361
Genoptix, Inc.*	71,003	1,936,962
Gentiva Health Services, Inc.*	132,569	2,015,049
Hanger Orthopedic Group, Inc.*	129,674	1,718,180
HMS Holdings Corp.*(a)	108,494	3,569,452
LHC Group, Inc.*	83,503	1,860,447

		16,967,368

Healthcare Technology — 0.2%
Computer Programs & Systems, Inc.(a)	53,060	1,765,306

Hotels, Restaurants & Leisure — 3.5%
Buffalo Wild Wings, Inc.*(a)	73,552	2,690,532
Ladbrokes PLC (United Kingdom)	3,658,399	9,619,216
McDonald’s Corp.	203,469	11,103,303
Panera Bread Co. (Class A Stock)*(a)	59,453	3,323,423

		26,736,474

Industrial Conglomerates — 2.7%
CITIC Pacific Ltd. (Hong Kong)	8,916,000	10,104,046
General Electric Co.	1,037,473	10,488,852

		20,592,898

Insurance — 1.4%
Allianz SE, ADR (Germany)	420,221	3,513,048
AXA SA, ADR (France)(a)	284,939	3,413,569
Life Partners Holdings, Inc.(a)	63,119	1,076,810
Manulife Financial Corp (Canada)(a)	251,312	2,814,694

		10,818,121

Internet & Catalog Retail — 0.9%
NetFlix, Inc.*(a)	116,679	5,007,863
PetMed Express, Inc.*(a)	96,603	1,592,017

		6,599,880

IT Services — 1.3%
CSG Systems International, Inc.*	149,244	2,131,204
SAIC, Inc.*	405,002	7,561,388

		9,692,592

Media — 2.1%
DIRECTV Group, Inc. (The)*(a)	399,288	9,099,773
ITV PLC (United Kingdom)	25,121,003	6,848,496

		15,948,269

Metals & Mining — 2.8%
Alcoa, Inc.(a)	1,450,209	10,644,534
Arcelormittal (Luxembourg)(a)	143,334	2,872,414
Compass Minerals International, Inc.(a)	66,714	3,760,668
POSCO, ADR (South Korea)(a)	55,253	3,692,558

		20,970,174

Multi-Line Retail — 2.3%
Dollar Tree, Inc.*	175,803	7,832,024
Family Dollar Stores, Inc.(a)	280,950	9,375,301

		17,207,325

Multi-Utilities — 0.8%
CH Energy Group, Inc.	65,049	3,050,798
Veolia Environnement, ADR (France)(a)	138,025	2,884,723

		5,935,521

Oil, Gas & Consumable Fuels — 0.6%
Repsol YPF SA, ADR (Spain)	176,357	3,013,941
VAALCO Energy, Inc.*	239,886	1,268,997

		4,282,938

Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	547,479	12,000,740
Endo Pharmaceuticals Holdings, Inc.*	235,088	4,156,356
Questcor Pharmaceuticals, Inc.*	281,562	1,385,285

		17,542,381

Real Estate Management & Development — 1.6%
Sino Land Co. (Hong Kong)	12,005,323	12,028,071

Semiconductors & Semiconductor Equipment — 2.0%
Altera Corp.(a)	432,033	7,582,179
Linear Technology Corp.(a)	332,935	7,650,846

		15,233,025

Software — 3.2%
Check Point Software Technologies Ltd. (Israel)*(a)	323,247	7,179,316
EPIQ Systems, Inc.*	146,576	2,642,765
Oracle Corp.	504,804	9,121,808
Quality Systems, Inc.(a)	116,108	5,253,887

		24,197,776

Specialty Retail — 5.0%
Aaron Rents, Inc.(a)	191,545	5,106,590
AutoZone, Inc.*(a)	75,283	12,242,521
Bed Bath & Beyond, Inc.*(a)	378,064	9,357,084
Hot Topic, Inc.*(a)	180,361	2,018,240
Jos. A. Bank Clothiers, Inc.*(a)	64,399	1,790,936
Ross Stores, Inc.(a)	195,534	7,015,760

		37,531,131

Trading Companies & Distributors — 0.3%
Beacon Roofing Supply, Inc.*(a)	179,358	2,401,604

Transportation Infrastructure — 1.6%
COSCO Pacific Ltd. (Hong Kong)	12,492,000	12,301,862

Water Utilities — 0.5%
California Water Service Group	90,546	3,790,256

Wireless Telecommunication Services — 1.7%
Vimpel-Communications, ADR (Russia)(a)	534,395	3,494,943

Vodafone Group PLC (United Kingdom)	5,283,865	9,306,317

		12,801,260

TOTAL COMMON STOCKS (cost $628,208,092)		607,495,457

Units
RIGHT*

Financial — Bank & Trust
HSBC, ADR (United Kingdom) (cost $0)	27,786	280,105

				Principal
	Maturity		Moody’s	Amount
	Date		Ratings†	(000)#
CORPORATE BONDS — 19.3%

Aerospace & Defense — 0.4%
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15		A2	$2,900	3,038,797
6.125%	02/01/19		A2	200	215,304

					3,254,101

Air Freight & Logistics — 0.1%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
4.50%	01/15/13		Aa3	750	788,232

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes
6.50%	11/15/13		A3	1,000	906,053

Beverages — 0.8%
Bottling Group LLC,
Gtd. Notes
6.95%	03/15/14		Aa2	1,500	1,705,547
Coca-Cola Co., (The),
Sr. Unsec’d. Notes
4.875%	03/15/19		Aa3	1,500	1,515,840
PepsiCo, Inc.,
Sr. Unsec’d. Notes(a)
7.90%	11/01/18		Aa2	2,000	2,457,314

					5,678,701

Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The),(a)
Sr. Unsec’d. Notes
6.125%	02/15/33		A1	1,900	1,582,354
6.15%	04/01/18		A1	2,000	1,826,836
Merrill Lynch & Co., Inc.,
Notes, MTN
6.875%	04/25/18		A2	2,500	1,955,232
Sr. Unsec’d. Notes, MTN
6.05%	08/15/12		A2	3,000	2,574,171
Sub. Notes
6.11%	01/29/37		A3	500	248,506
Morgan Stanley,
Sr. Unsec’d. Notes
5.30%	03/01/13	(a)	A2	3,000	2,884,677
6.75%	04/15/11		A2	1,500	1,501,155
Sr. Unsec’d. Notes, MTN(a)
6.625%	04/01/18		A2	1,500	1,430,261

					14,003,192

Commercial Banks — 0.7%
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.25%	10/23/12	(a)	A1	3,500	3,400,992
5.625%	12/11/17		A1	750	684,309
Wells Fargo Bank NA,
Sub. Notes
6.45%	02/01/11		Aa3	1,500	1,469,738

					5,555,039

Communication Equipment — 0.3%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.25%	02/22/11		A1	500	528,650
5.50%	02/22/16		A1	1,250	1,322,671

					1,851,321

Computers & Peripherals — 0.2%
Electronic Data Systems Corp.,
Sr. Unsec’d. Notes
6.00%	08/01/13		A2	1,500	1,588,686

Consumer Finance — 0.5%
American Express Co.,
Sr. Unsec’d. Notes(a)
6.15%	08/28/17		A2	1,000	828,734
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.50%	01/19/16		A3	1,000	749,965
6.375%	10/15/11	(a)	A3	2,600	2,247,770

					3,826,469

Diversified Financial Services — 1.2%
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.50%	08/19/13		A3	2,000	1,837,830
6.875%	03/05/38	(a)	A3	3,000	2,615,493
JPMorgan Chase & Co.,(a)
Sr. Unsec’d. Notes
6.00%	01/15/18		Aa3	4,000	4,040,332
6.40%	05/15/38		Aa3	500	490,256

					8,983,911

Diversified Telecommunication Services — 1.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
6.30%	01/15/38		A2	1,000	878,112
6.50%	09/01/37	(a)	A2	1,000	902,422
6.70%	11/15/13	(a)	A2	2,100	2,242,913
New Cingular Wireless Services, Inc.,
Sr. Unsec’d. Notes
8.125%	05/01/12		A2	2,000	2,180,414
SBC Communications, Inc.,
Sr. Unsec’d. Notes
6.15%	09/15/34		A2	1,000	876,124
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.25%	04/15/13	(a)	A3	3,000	3,062,358

8.75%	11/01/18		A3	1,500	1,716,270
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.25%	12/01/10		A3	500	528,241

					12,386,854

Electric Utilities — 2.5%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		A2	700	708,684
Commonwealth Edison Co.,
First Mortgage
6.15%	09/15/17		Baa2	2,000	1,900,648
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.95%	06/15/11		A3	2,500	2,552,707
FPL Group Capital, Inc.,
Gtd. Notes
7.875%	12/15/15		A2	2,000	2,258,660
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.75%	04/01/18		Baa1	1,000	983,764
MidAmerican Energy Holdings, Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		Baa1	500	443,409
Northern States Power Co.,
First Mortgage
5.25%	03/01/18		A2	1,000	1,018,762
PacifiCorp,
First Mortgage
5.75%	04/01/37		A3	1,500	1,416,518
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.75%	03/01/31		Baa2	2,950	2,958,968
PSE&G Power LLC,
Gtd. Notes
7.75%	04/15/11		Baa1	2,000	2,092,910
Southern Power Co.,
Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	2,750	2,497,594

					18,832,624

Food & Staples Retailing — 0.8%
Target Corp.,
Sr. Unsec’d. Notes
6.00%	01/15/18	(a)	A2	2,000	2,008,704
7.00%	01/15/38		A2	1,000	936,731
Wal-Mart Stores, Inc.,(a)
Sr. Unsec’d. Notes
4.125%	02/15/11		Aa2	1,000	1,044,564
6.50%	08/15/37		Aa2	2,300	2,391,377

					6,381,376

Food Products — 0.8%
General Mills, Inc.,
Sr. Unsec’d. Notes
6.00%	02/15/12		Baa1	1,750	1,844,614
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.625%	11/01/11		Baa2	2,300	2,394,426
6.125%	02/01/18		Baa2	1,500	1,503,389

					5,742,429

Household Products — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
4.60%	01/15/14		Aa3	1,200	1,269,971

Industrial Conglomerates — 0.9%
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.25%	10/19/12	(a)	Aa2	2,500	2,406,793
5.625%	09/15/17	(a)	Aa2	2,000	1,752,924
6.75%	03/15/32		Aa2	3,250	2,635,418

					6,795,135

Insurance — 0.3%
MetLife, Inc.,
Sr. Unsec’d. Notes(a)
5.70%	06/15/35		A2	3,500	2,417,877

Machinery — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes(a)
7.00%	03/15/12		A2	1,000	1,064,810

Media — 1.5%
Comcast Corp.,
Gtd. Notes
6.95%	08/15/37		Baa2	3,000	2,793,636
Time Warner Cable, Inc.,
Gtd. Notes
8.75%	02/14/19		Baa2	1,500	1,592,739
Time Warner, Inc.,
Gtd. Notes
6.875%	05/01/12	(a)	Baa2	4,500	4,580,100
7.70%	05/01/32		Baa2	1,600	1,438,778
Walt Disney Co. (The),
Sr. Unsec’d. Notes
6.375%	03/01/12		A2	1,000	1,080,773

					11,486,026

Metals & Mining — 0.1%
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13		Baa1	1,000	896,716

Multi-Utilities — 1.5%
Duke Energy Carolinas LLC,
Sr. Unsec’d. Notes
6.25%	01/15/12		A3	1,675	1,781,027

Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.625%	11/30/17		A3	1,500	1,519,251
6.05%	03/01/34		A3	2,500	2,446,360
8.25%	10/15/18		A3	1,000	1,178,586
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.75%	03/01/13		Baa1	1,000	1,009,622
5.10%	11/30/12		Baa1	2,000	2,048,208
5.40%	04/30/18		Baa1	1,200	1,201,139

					11,184,193

Oil, Gas & Consumable Fuels — 2.0%
Conoco, Inc.,
Sr. Unsec’d. Notes
6.95%	04/15/29		A1	2,500	2,489,212

Devon Financing Corp. ULC,
Gtd. Notes
6.875%	09/30/11		Baa1	2,500	2,614,485
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.85%	09/15/12		Baa2	3,000	2,962,617
5.95%	02/15/18	(a)	Baa2	1,000	910,462
6.75%	03/15/11		Baa2	1,500	1,529,622
Sr. Unsec’d. Notes, MTN
6.95%	01/15/38		Baa2	1,500	1,283,558
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Baa1	2,000	1,825,988
Spectra Energy Capital LLC,
Gtd. Notes
6.20%	04/15/18		Baa1	1,500	1,384,509

					15,000,453

Pharmaceuticals — 0.8%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.60%	05/15/11		A1	1,000	1,072,239
5.60%	11/30/17		A1	700	739,751
5.875%	05/15/16		A1	1,400	1,501,433
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37		A3	3,250	3,060,642

					6,374,065

TOTAL CORPORATE BONDS (cost $150,527,668)					146,268,234

TOTAL LONG-TERM INVESTMENTS (cost $778,735,760)					754,043,796

	Shares
SHORT-TERM INVESTMENT — 33.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $251,186,823; includes $224,376,583 of cash collateral for securities on loan)(b)(w)	251,186,823	251,186,823

TOTAL INVESTMENTS(o) — 132.5%
(cost $1,029,922,583)		1,005,230,619

Liabilities in excess of other assets — (32.5)%		(246,792,224)

NET ASSETS — 100.0%		$758,438,395

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $220,736,915; cash collateral of $224,376,583 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of March 31, 2009, 6 securities representing $52,766,059 and 7.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$806,196,326	—
Level 2 — Other Significant Observable Inputs	198,754,188	—
Level 3 — Significant Unobservable Inputs	280,105	—

Total	$1,005,230,619	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$280,105
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$280,105

AST FOCUS FOUR PLUS PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS — 74.7%

Airlines — 1.5%
Alaska Air Group, Inc.*	25,435	$446,893
SkyWest, Inc.	15,951	198,430

		645,323

Auto Components — 1.9%
Lear Corp.*	27,783	20,837
Superior Industries International, Inc.	66,532	788,404

		809,241

Automobiles — 1.0%
Daimler AG (Germany)	4,042	103,232
Honda Motor Co. Ltd., ADR (Japan)	7,397	175,309
Toyota Motor Corp., ADR (Japan)	2,679	169,581

		448,122

Capital Markets — 0.7%
Credit Suisse Group, ADR (Switzerland)	5,599	170,714
Deutsche Bank AG (Germany)	2,910	118,291

		289,005

Chemicals — 6.7%
Agrium, Inc.	5,870	210,087
CF Industries Holdings, Inc.	2,111	150,156
Chemtura Corp.	49,118	2,333
Cytec Industries, Inc.	7,650	114,903
Mosaic Co. (The)	16,318	685,030
NewMarket Corp.	2,731	120,983
OM Group, Inc.*	5,806	112,172
Potash Corp. of Saskatchewan, Inc. (Canada)	11,451	925,355
RPM International, Inc.	46,121	587,120

		2,908,139

Commercial Banks — 15.6%
Allied Irish Banks PLC, ADR (Ireland)	8,171	12,665
Banco Santander SA, ADR (Spain)	13,818	95,344
Barclays PLC, ADR (United Kingdom)	10,720	91,120
BB&T Corp.	39,977	676,411
Colonial BancGroup, Inc. (The)	194,316	174,884
Columbia Banking System, Inc.	10,453	66,899
Comerica, Inc.	35,252	645,464
Fifth Third Bancorp	92,695	270,669
First Bancorp (Puerto Rico)	127,284	542,230
KB Financial Group, Inc., ADR (South Korea)*	4,296	104,178
KeyCorp	85,122	669,910
Lloyds TSB Group PLC, ADR (United Kingdom)	9,997	40,288
Mitsubishi UFJ Financial Group, Inc., ADR (Japan)	29,001	142,685
Pacific Capital Bancorp	64,996	440,023
Prosperity Bancshares, Inc.	7,647	209,146
Regions Financial Corp.	87,966	374,735
Royal Bank of Scotland Group PLC, ADR (United Kingdom)	2,977	21,077
SunTrust Banks, Inc.	25,601	300,556
Trustmark Corp.	51,396	944,659
Umpqua Holdings Corp.	74,140	671,708
Webster Financial Corp.	49,362	209,789

		6,704,440

Commercial Services & Supplies — 0.9%
G & K Services, Inc. (Class A Stock)	6,803	128,645
Kelly Services, Inc. (Class A Stock)	21,126	170,064
Spherion Corp.*	43,452	90,380

		389,089

Communications Equipment — 1.0%
Avocent Corp.*	22,731	275,954
Black Box Corp.	7,534	177,878

		453,832

Computers & Peripherals — 0.5%
Hutchinson Technology, Inc.*	15,393	40,022
Western Digital Corp.*	8,560	165,550

		205,572

Diversified Consumer Services — 0.5%
Regis Corp.	15,666	226,374

Diversified Financial Services — 0.1%
ING Groep NV, ADR (Netherlands)	7,930	43,139

Diversified Telecommunication Services — 1.8%
Deutsche Telekom AG, ADR (Germany)	15,659	193,389
France Telecom SA, ADR (France)	9,243	209,446
Nippon Telegraph & Telephone Corp., ADR (Japan)	10,585	201,432
Telecom Italia SpA, ADR (Italy)	12,820	163,968

		768,235

Electric Utilities — 3.2%
Great Plains Energy, Inc.	16,686	224,761
Korea Electric Power Corp., ADR (South Korea)*	17,198	157,362
Northeast Utilities	16,502	356,278
NV Energy, Inc.	32,875	308,696
Westar Energy, Inc.	19,593	343,465

		1,390,562

Electronic Equipment, Instruments & Components — 2.7%
Avnet, Inc.*	15,297	267,851
CTS Corp.	20,558	74,214
Ingram Micro, Inc. (Class A Stock)*	23,662	299,088
Newport Corp.*	18,086	79,940
Tech Data Corp.*	12,350	268,983
Vishay Intertechnology, Inc.*	45,221	157,369

		1,147,445

Energy Equipment & Services — 2.1%
ENSCO International, Inc.	5,463	144,223
Halliburton Co.	32,580	504,013
Noble Corp. (Cayman Islands)	10,134	244,128

		892,364

Healthcare Equipment & Supplies — 0.4%
Invacare Corp.	10,428	167,161

Healthcare Providers & Services — 1.4%
Kindred Healthcare, Inc.*	14,461	216,192
LifePoint Hospitals, Inc.*	14,566	303,847
MedCath Corp.*	11,656	84,739

		604,778

Household Durables — 1.1%
American Greetings Corp. (Class A Stock)	33,608	170,056
Mohawk Industries, Inc.*	6,503	194,245
Sony Corp., ADR (Japan)	5,757	118,767

		483,068

Insurance — 6.5%
Aegon NV (Netherlands)	19,362	74,350
Allianz SE, ADR (Germany)	14,376	120,183
American Financial Group, Inc.	15,538	249,385
AXA SA, ADR (France)	8,477	101,554
Cincinnati Financial Corp.	36,344	831,187
Hanover Insurance Group, Inc. (The)	9,735	280,563
HCC Insurance Holdings, Inc.	19,730	496,999
Presidential Life Corp.	13,246	103,186
Safety Insurance Group, Inc.	5,698	177,094
W.R. Berkely Corp.	16,881	380,667

		2,815,168

IT Services — 0.2%
CIBER, Inc.*	32,977	90,027

Leisure Equipment & Products — 0.3%
JAKKS Pacific, Inc.*	9,366	115,670

Life Science Tools & Services — 0.1%
eResearchTechnology, Inc.*	11,084	58,302

Machinery — 4.1%
Briggs & Stratton Corp.	89,083	1,469,870
Flowserve Corp.	2,109	118,357
Gardner Denver, Inc.*	3,480	75,655
Gorman-Rupp Co. (The)	4,610	91,278
Wabash National Corp.	25,116	30,893

		1,786,053

Media — 0.6%
Live Nation, Inc.*	20,089	53,638
Scholastic Corp.	14,622	220,353

		273,991

Metals & Mining — 1.5%
Cliffs Natural Resources, Inc.	3,403	61,799
Compass Minerals International, Inc.	2,374	133,822
Nucor Corp.	11,813	450,902

		646,523

Multi-Utilities — 2.1%
CH Energy Group, Inc.	6,154	288,623
DTE Energy Co.	22,879	633,748

		922,371

Oil, Gas & Consumable Fuels — 7.0%
Apache Corp.	12,489	800,420
Berry Petroleum Co. (Class A Stock)	3,285	36,004
Devon Energy Corp.	17,003	759,864
EOG Resources, Inc.	9,191	503,299
Hess Corp.	12,078	654,628
Overseas Shipholding Group, Inc.	5,197	117,816
Quicksilver Resources, Inc.*	5,677	31,450
Repsol YPF SA, ADR (Spain)	6,452	110,265

		3,013,746

Paper & Forest Products — 1.3%
Buckeye Technologies, Inc.*	24,939	53,120
MeadWestvaco Corp.	40,890	490,271

		543,391

Real Estate Investment Trusts — 0.3%
Colonial Properties Trust	10,609	40,420
Medical Properties Trust, Inc.	20,659	75,406

		115,826

Road & Rail — 0.2%
Ryder System, Inc.	2,719	76,975

Semiconductors & Semiconductor Equipment — 0.8%
Fairchild Semiconductor International, Inc.*	35,898	133,900
Integrated Device Technology, Inc.*	42,186	191,946

		325,846

Specialty Retail — 1.4%
Aeropostale, Inc.*	5,902	156,757
Borders Group, Inc.*	71,313	44,927
Brown Shoe Co., Inc.	15,328	57,480
Group 1 Automotive, Inc.	10,214	142,690
Gymboree Corp.*	4,630	98,851
OfficeMax, Inc.	14,904	46,500
Sonic Automotive, Inc. (Class A Stock)	15,506	24,810
Zale Corp.*	10,499	20,473

		592,488

Textiles, Apparel & Luxury Goods — 0.2%
Movado Group, Inc.	10,614	80,030

Thrifts & Mortgage Finance — 1.8%
First Niagara Financial Group, Inc.	71,458	778,892

Tobacco — 1.5%
Universal Corp.	21,073	630,504

Trading Companies & Distributors — 0.2%
United Rentals, Inc.*	21,113	88,886

Wireless Telecommunication Services — 1.5%
NTT DoCoMo, Inc., ADR (Japan)	17,922	244,635
Telephone & Data Systems, Inc.	9,330	247,338
Vodafone Group PLC, ADR (United Kingdom)	9,078	158,139

		650,112

TOTAL COMMON STOCKS (cost $35,321,719)		32,180,690

REGISTERED INVESTMENT COMPANY — 23.2%

Affiliated Mutual Fund — 23.2%
AST Western Asset Core Plus Bond Portfolio(w) (cost $9,845,734)	1,050,222	9,987,614

TOTAL LONG-TERM INVESTMENTS (cost $45,167,453)		42,168,304

SHORT-TERM INVESTMENT — 5.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,550,695)(w)	2,550,695	2,550,695

TOTAL INVESTMENTS — 103.8% (cost $47,718,148)		44,718,999

Liabilities in excess of other assets — (3.8)%		(1,637,881)

NET ASSETS — 100.0%		$43,081,118

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and co-manager of AST Western Asset Core Plus Bond Portfolio.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$44,718,999	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$44,718,999	—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.0%

COMMON STOCKS — 86.7%

Australia — 7.1%
Babcock & Brown Japan Property Trust, REIT	363,664	$71,183
CFS Retail Property Trust, REIT	419,000	476,076
Commonwealth Property Office Fund, REIT	872,559	548,952
Dexus Property Group, REIT	1,272,199	662,775
ING Office Fund, REIT	1,057,210	312,915
Lend Lease Corp. Ltd.	147,666	670,615
Mirvac Industrial Trust, REIT	1,419,200	59,320
Stockland, REIT	484,792	1,035,782
Westfield Group, REIT	546,129	3,785,764

		7,623,382

Bermuda — 1.4%
Hongkong Land Holdings Ltd.	677,000	1,543,560

Brazil — 0.9%
Agra Empreendimentos Imobiliarios SA*	60,600	36,834
BR Malls Participacoes SA*	15,400	94,601
Cyrela Brazil Realty SA	35,000	138,959
Gafisa SA*	37,800	190,487
Multiplan Empreendimentos Imobiliarios SA*	34,400	220,213
PDG Realty SA Empreendimentos e Participacoes	57,600	322,793

		1,003,887

Canada — 1.1%
Boardwalk Real Estate Investment Trust, REIT	8,490	175,079
Brookfield Properties Corp.	8,900	51,460
Calloway Real Estate Investment Trust, REIT	13,363	105,882
Chartwell Seniors Housing Real Estate Investment Trust, REIT	59,000	187,183
RioCan Real Estate Investment Trust, REIT	70,085	697,626

		1,217,230

Finland — 0.2%
Citycon Oyj	88,998	172,635

France — 5.5%
Fonciere des Regions, REIT	6,549	307,625
GECINA SA, REIT	3,534	135,600
Klepierre, REIT	36,587	643,834
Unibail-Rodamco, REIT	33,620	4,762,911

		5,849,970

Hong Kong — 11.3%
Cheung Kong Holdings Ltd.	426,000	3,671,625
Hang Lung Properties Ltd.	172,000	404,639
Henderson Land Development Co. Ltd.	241,000	918,975
Hysan Development Co. Ltd.	417,000	705,734
Kerry Properties Ltd.	66,000	159,073
Link (The), REIT	1,115,800	2,212,322
New World Development Ltd.	40,000	39,929
Sun Hung Kai Properties Ltd.	407,000	3,652,004
Wheelock & Co. Ltd.	237,000	398,595

		12,162,896

Italy — 0.1%
Beni Stabili SpA	97,263	53,628

Japan — 14.0%
Japan Real Estate Investment Corp., REIT	171	1,313,656
Mitsubishi Estate Co. Ltd.	420,000	4,764,615
Mitsui Fudosan Co. Ltd.	342,000	3,751,692
Nippon Building Fund, Inc., REIT	300	2,592,892
Nomura Real Estate Office Fund, Inc., REIT	259	1,450,797
Sumitomo Realty & Development Co. Ltd.	102,000	1,139,599

		15,013,251

Netherlands — 3.1%
Corio NV, REIT	14,500	599,904
Eurocommercial Properties NV, REIT	22,660	615,671
Nieuwe Steen Investments Funds NV, REIT	17,155	273,506
Vastned Retail NV, REIT	15,625	630,879
Wereldhave NV, REIT	17,193	1,203,010

		3,322,970

New Zealand — 0.1%
AMP NZ Office Trust, REIT	128,000	65,746

Singapore — 2.8%
Ascendas Real Estate Investment Trust, REIT	859,000	691,049
CapitaCommercial Trust, REIT	1,450,000	841,308
CapitaLand Ltd.	12,000	18,401
CapitaMall Trust, REIT	93,000	81,006
City Developments Ltd.	117,000	393,824
Frasers Centrepoint Trust, REIT	302,000	125,081
K-REIT Asia, REIT	508,000	198,851
Keppel Land Ltd.	114,000	108,833
Singapore Land Ltd.	183,000	383,307
Suntec Real Estate Investment Trust, REIT	419,000	173,668

		3,015,328

Sweden — 1.7%
Castellum AB	46,400	261,372
Hufvudstaden AB (Class A Stock)	67,876	350,140
Klovern AB	344,237	661,720
Wihlborgs Fastigheter AB	52,300	585,396

		1,858,628

Switzerland — 1.1%
PSP Swiss Property AG*	28,678	1,209,298

United Kingdom — 4.9%
Big Yellow Group PLC, REIT	140,734	383,670
British Land Co. PLC, REIT	418,383	2,165,635
Derwent London PLC, REIT	44,095	420,742
Great Portland Estates PLC, REIT	131,164	458,737
Hammerson PLC, REIT	221,767	809,822
Land Securities Group PLC, REIT	152,568	957,189

Segro PLC, REIT	149,077	48,663

		5,244,458

United States — 31.4%
Alexandria Real Estate Equities, Inc., REIT	15,370	559,468
AMB Property Corp., REIT	53,423	769,291
AvalonBay Communities, Inc., REIT	30,976	1,457,731
Boston Properties, Inc., REIT	31,831	1,115,040
Brandywine Realty Trust, REIT	101,163	288,314
BRE Properties, Inc., REIT	80,004	1,570,478
Camden Property Trust, REIT	87,772	1,894,120
CBL & Associates Properties, Inc., REIT	266,855	629,778
Corporate Office Properties Trust, REIT	40,833	1,013,883
DiamondRock Hospitality Co., REIT	74,619	299,222
Digital Realty Trust, Inc., REIT	63,414	2,104,076
Douglas Emmett, Inc., REIT	96,406	712,440
Essex Property Trust, Inc., REIT	19,593	1,123,463
Federal Realty Investment Trust, REIT	32,500	1,495,000
First Potomac Realty Trust, REIT	72,533	533,117
Healthcare Realty Trust, Inc., REIT	17,693	265,218
Host Hotels & Resorts, Inc., REIT	93,797	367,684
Kilroy Realty Corp., REIT	91,756	1,577,286
Macerich Co. (The), REIT	82,495	516,419
Mack-Cali Realty Corp., REIT	31,775	629,463
Mid-America Apartment Communities, Inc., REIT	64,500	1,988,535
Morgans Hotel Group Co.*	41,106	127,840
Nationwide Health Properties, Inc., REIT	1,377	30,556
Public Storage, Inc., REIT	50,317	2,780,014
Regency Centers Corp., REIT	30,903	821,093
Simon Property Group, Inc., REIT	116,390	4,031,750
SL Green Realty Corp., REIT	72,398	781,898
Sovran Self Storage, Inc., REIT	31,300	628,504
U-Store-It Trust, REIT	109,028	220,237
Ventas, Inc., REIT	68,616	1,551,408
Vornado Realty Trust, REIT	34,815	1,157,251
Washington Real Estate Investment Trust, REIT	37,650	651,345

		33,691,922

TOTAL COMMON STOCKS (cost $178,201,542)		93,048,789

PREFERRED STOCK — 0.2%

United States — 0.2%
Taubman Centers, Inc., REIT, 8.00% (cost $228,660)	14,800	225,108

RIGHTS — 0.1%

United Kingdom — 0.1%
Segro PLC, REIT, expiring 04/02/09* (cost $1,020,256)	1,788,924	123,208

TOTAL LONG-TERM INVESTMENTS (cost $179,450,458)		93,397,105

SHORT-TERM INVESTMENT — 12.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series(w) (cost $12,996,325)	12,996,325	12,996,325

TOTAL INVESTMENTS(o) — 99.1% (cost $192,446,783)		106,393,430

Other assets in excess of liabilities — 0.9%		989,948

NET ASSETS — 100.0%		$107,383,378

The following abbreviation is used in Portfolio description:
REIT	Real Estate Investment Trust

*	Non-income producing security.

(o)	As of March 31, 2009, 35 securities representing $37,880,603 and 35.3% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2009 were as follows:

Diversified	18.7%
Real Estate Operation & Development	17.0
Office Property	12.7
Affiliated Money Market Mutual Fund	12.1
Shopping Centers	9.7
Apartments	7.7
Real Estate Management / Service	7.6
Regional Malls	5.1
Storage	3.6
Health Care	1.8
Warehouse/Industrial	1.2
Hotels	0.7
Retail Property	0.6
Building & Construction	0.4
Storage Property	0.2

99.1
Other assets in excess of liabilities	0.9

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$68,512,827	—
Level 2 — Other Significant Observable Inputs	37,880,603	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$106,393,430	—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%

COMMON STOCKS

Beverages — 3.7%
PepsiCo, Inc.	180,250	$9,279,270

Commercial Services — Finance — 2.0%
Visa, Inc. (Class A Stock)(a)	89,630	4,983,428

Computer Services — 3.3%
Western Union Co. (The)	656,260	8,249,188

Computer Software — 6.4%
Electronic Arts, Inc.*(a)	349,730	6,361,589
Microsoft Corp.	527,764	9,695,024

		16,056,613

Computers — 2.1%
Apple, Inc.*	49,360	5,188,723

Cosmetics / Personal Care — 2.2%
Procter & Gamble Co.(a)	119,250	5,615,483

Financials — 6.1%
CME Group, Inc.(a)	35,830	8,828,154
Schwab Charles Corp.	430,970	6,680,035

		15,508,189

Healthcare Products — 6.4%
Johnson & Johnson	168,730	8,875,198
St. Jude Medical, Inc.*(a)	202,010	7,339,023

		16,214,221

Hotels & Motels — 2.8%
Marriott International, Inc. (Class A Stock)	435,600	7,126,416

Internet & Online — 1.9%
Google, Inc. (Class A Stock)*	13,691	4,765,289

Internet Software & Services — 3.0%
Equinix, Inc.*(a)	136,660	7,673,459

Medical Products — 9.0%
Baxter International, Inc.	208,790	10,694,224
Thermo Fisher Scientific, Inc.*(a)	205,210	7,319,840
Zimmer Holdings, Inc.*	130,870	4,776,755

		22,790,819

Movies & Entertainment — 1.7%
Viacom, Inc. (Class B Stock)*	248,250	4,314,585

Networking/Telecom Equipment — 6.7%
Cisco Systems, Inc.*	574,750	9,638,558
Research In Motion Ltd. (Canada)*(a)	167,990	7,235,329

		16,873,887

Oil & Gas — 4.5%
Hess Corp.	97,960	5,309,432
Suncor Energy, Inc. (Canada)(a)	272,860	6,060,221

		11,369,653

Oil Well Services & Equipment — 4.9%
Schlumberger Ltd.	193,350	7,853,877
Weatherford International Ltd. (Switzerland)*	397,970	4,405,528

		12,259,405

Pharmaceuticals — 5.6%
Amylin Pharmaceuticals, Inc.*(a)	301,783	3,545,950
Merck & Co., Inc.(a)	204,410	5,467,968
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	111,980	5,044,699

		14,058,617

Real Estate — 1.0%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	634,410	2,556,672

Retailing — 9.1%
Coach, Inc.*(a)	379,140	6,331,638
Lowe’s Cos., Inc.	431,993	7,883,872
Target Corp.	257,540	8,856,801

		23,072,311

Semiconductors — 3.8%
QUALCOMM, Inc.	244,510	9,513,884

Software — 3.2%
Activision Blizzard, Inc.*(a)	780,660	8,165,704

Telecommunications — 7.3%
American Tower Corp. (Class A Stock)*	401,260	12,210,342
Crown Castle International Corp.*(a)	305,430	6,233,826

		18,444,168

TOTAL LONG-TERM INVESTMENTS (cost $329,358,992)		244,079,984

SHORT-TERM INVESTMENT — 28.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $72,533,732; includes $62,030,814 of cash collateral for securities on loan)(b)(w)	72,533,732	72,533,732

TOTAL INVESTMENTS — 125.5% (cost $401,892,724)		316,613,716

Liabilities in excess of other assets — (25.5)%		(64,276,422)

NET ASSETS — 100.0%		$252,337,294

The following abbreviation is used in Portfolio description:
ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $60,554,384; cash collateral of $62,030,814 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$316,613,716	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$316,613,716	—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.0%

COMMON STOCKS

Advertising — 1.2%
Lamar Advertising Co. (Class A Stock)*(a)	125,791	$1,226,462

Aerospace/Defense — 1.5%
Alliant Techsystems, Inc.*(a)	23,425	1,569,006

Apparel/Shoes — 2.2%
Coach, Inc.*(a)	131,430	2,194,881

Beverages — 0.8%
Hansen Natural Corp.*	23,950	862,200

Biotechnology — 0.7%
Millipore Corp.*(a)	12,900	740,589

Chemicals — 1.0%
Ecolab, Inc.	29,400	1,021,062

Commercial Services — 4.5%
Iron Mountain, Inc.*(a)	104,685	2,320,866
Western Union Co. (The)	177,500	2,231,175

		4,552,041

Computer Software — 1.0%
Electronic Arts, Inc.*(a)	58,200	1,058,658

Consumer Products & Services — 5.2%
Avon Products, Inc.	70,500	1,355,715
Chattem, Inc.*(a)	33,566	1,881,374
Fortune Brands, Inc.	43,700	1,072,835
Newell Rubbermaid, Inc.	158,030	1,008,232

		5,318,156

Diversified Financial Services — 1.6%
CME Group, Inc.(a)	6,700	1,650,813

Drugs & Medicine — 2.4%
Amylin Pharmaceuticals, Inc.*(a)	123,868	1,455,449
Shire PLC, ADR (United Kingdom)	29,100	1,045,854

		2,501,303

Electronic Components — 5.6%
Amphenol Corp. (Class A Stock)	89,872	2,560,453
Energizer Holdings, Inc.*(a)	28,600	1,421,134
Gentex Corp.	168,513	1,678,390

		5,659,977

Electronics — 1.7%
FLIR Systems, Inc.*	86,200	1,765,376

Entertainment & Leisure — 2.2%
NetFlix, Inc.*(a)	33,596	1,441,940
Pinnacle Entertainment, Inc.*(a)	112,100	789,184

		2,231,124

Financial — Bank & Trust — 0.7%
Northern Trust Corp.	11,800	705,876

Financial Services — 4.0%
Global Payments, Inc.	72,921	2,436,291
Raymond James Financial, Inc.(a)	85,700	1,688,290

		4,124,581

Healthcare Services — 3.8%
Charles River Laboratories International, Inc.*(a)	66,445	1,807,968
Laboratory Corp. of America Holdings*(a)	35,400	2,070,546

		3,878,514

Industrial Products — 0.8%
Roper Industries, Inc.	18,500	785,325

Internet Services — 3.2%
Equinix, Inc.*	45,150	2,535,172
Priceline.com, Inc.*(a)	8,900	701,142

		3,236,314

Lodging — 2.5%
Marriott International, Inc. (Class A Stock)	95,372	1,560,286
Starwood Hotels & Resorts Worldwide, Inc.	77,900	989,330

		2,549,616

Manufacturing — 1.2%
Rockwell Automation, Inc.(a)	55,421	1,210,395

Media — 0.1%
Entravision Communications Corp. (Class A Stock)*	353,343	91,869

Medical Products — 9.0%
C.R. Bard, Inc.	24,893	1,984,470
Henry Schein, Inc.*(a)	36,611	1,464,806
NuVasive, Inc.*(a)	49,797	1,562,630
St. Jude Medical, Inc.*(a)	62,900	2,285,157
Zimmer Holdings, Inc.*	50,100	1,828,650

		9,125,713

Medical Supplies & Equipment — 1.4%
Thermo Fisher Scientific, Inc.*(a)	39,508	1,409,250

Metal Fabricate/Hardware — 1.0%
Precision Castparts Corp.	16,400	982,360

Oil & Gas — 5.3%
Continental Resources, Inc.*(a)	48,500	1,028,685
Core Laboratories NV (Netherlands)(a)	8,201	599,985
Hess Corp.	21,900	1,186,980
Rex Energy Corp.*(a)	106,707	306,249
Suncor Energy, Inc. (Canada)	43,400	963,914
Whiting Petroleum Corp.*(a)	50,000	1,292,500

		5,378,313

Oil Well Services & Equipment — 4.9%
Cameron International Corp.*(a)	95,500	2,094,315
Dresser-Rand Group, Inc.*	60,700	1,341,470

Weatherford International Ltd. (Switzerland)*	141,700	1,568,619

		5,004,404

Producer Goods — 1.3%
W.W. Grainger, Inc.(a)	19,325	1,356,229

Real Estate Operating Company — 1.1%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	284,610	1,146,978

Retail — 6.8%
Advance Auto Parts, Inc.	32,937	1,353,052
Best Buy Co., Inc.(a)	27,400	1,040,104
Dick’s Sporting Goods, Inc.*	69,075	985,700
GameStop Corp. (Class A Stock)*	25,200	706,104
PetSmart, Inc.	89,661	1,879,295
Urban Outfitters, Inc.*(a)	59,900	980,563

		6,944,818

Savings & Loan — 2.0%
People’s United Financial, Inc.	112,682	2,024,896

Semiconductors — 4.0%
FormFactor, Inc.*(a)	72,345	1,303,657
Linear Technology Corp.	51,207	1,176,737
Tessera Technologies, Inc.*	119,100	1,592,367

		4,072,761

Software — 2.5%
Activision Blizzard, Inc.*	213,196	2,230,030
Salesforce.com, Inc.*(a)	8,800	288,024

		2,518,054

Technology Services — 1.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	91,591	1,904,177

Telecommunications — 4.9%
American Tower Corp. (Class A Stock)*	67,700	2,060,111
Crown Castle International Corp.*	77,375	1,579,224
tw telecom, Inc.*(a)	152,600	1,335,250

		4,974,585

TOTAL LONG-TERM INVESTMENTS (cost $135,158,759)		95,776,676

SHORT-TERM INVESTMENT — 37.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $37,838,055; includes $31,615,432 of cash collateral for securities on loan)(b)(w)	37,838,055	37,838,055

TOTAL INVESTMENTS — 131.1% (cost $172,996,814)		133,614,731

Liabilities in excess of other assets — (31.1)%		(31,677,172)

NET ASSETS — 100.0%		$101,937,559

The following abbreviation is used in Portfolio descriptions:
ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $30,848,498; cash collateral of $31,615,432 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$133,614,731	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$133,614,731	—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS

Aerospace — 0.7%
AAR Corp.*(a)	25,880	$324,535
TransDigm Group, Inc.*(a)	5,884	193,231

		517,766

Automotive Parts — 0.6%
Advance Auto Parts, Inc.	9,291	381,674
Asbury Automotive Group, Inc.	14,649	63,137

		444,811

Banking — 1.1%
Cullen / Frost Bankers, Inc.(a)	8,859	415,842
Home BancShares, Inc.	10,485	209,385
S.Y. Bancorp, Inc.	4,353	105,778

		731,005

Basic Materials — Chemical — 0.6%
Minerals Technologies, Inc.	12,329	395,144

Basic Materials — Forest — 0.6%
Universal Forest Products, Inc.	16,805	447,181

Basic Materials — Mining — 1.3%
Commercial Metals Co.	22,281	257,345
Mueller Industries, Inc.	29,497	639,790

		897,135

Chemicals — 2.7%
Fuller (H.B.) Co.	46,061	598,793
KMG Chemicals, Inc.	33,622	170,127
PolyOne Corp.*	142,029	328,087
Sensient Technologies Corp.	31,770	746,595

		1,843,602

Commercial Services — 1.3%
Aegean Marine Petroleum Network, Inc. (Greece)(a)	24,196	405,283
Interactive Data Corp.	21,208	527,231

		932,514

Computer Services & Software — 3.1%
Atmel Corp.*(a)	79,242	287,648
Avid Technology, Inc.*	47,752	436,453
Global Payments, Inc.	7,350	245,564
Monotype Imaging Holdings, Inc.*	26,317	98,426
Parametric Technology Corp.*	59,218	590,996
Progress Software Corp.*	11,167	193,859
Solera Holdings, Inc.*(a)	10,505	260,314

		2,113,260

Construction — 1.3%
MDC Holdings, Inc.	10,933	340,453
Ryland Group, Inc.(a)	34,504	574,837

		915,290

Consumer Cyclicals — Construction — 1.1%
Comfort Systems USA, Inc.	73,210	759,188

Consumer Cyclicals — Leisure & Entertainment — 0.7%
Fossil, Inc.*(a)	30,024	471,377

Consumer Cyclicals — Retail Apparel — 2.5%
Aaron Rents, Inc.	37,508	999,963
Big Lots, Inc.*	18,131	376,762
Gymboree Corp.*	17,541	374,501

		1,751,226

Consumer Products & Services — 0.3%
Alberto-Culver Co.	8,180	184,950

Consumer Staples — Home Products — 0.2%
Elizabeth Arden, Inc.*	28,846	168,172

Consumer Staples — Restaurants — 0.5%
California Pizza Kitchen, Inc.*(a)	24,754	323,782

Diversified Financial Services — 0.5%
BGC Partners, Inc. (Class A Stock)	28,902	63,873
Compass Diversified Holdings	28,491	254,140

		318,013

Electrical Utilities — 1.6%
Cleco Corp.	33,919	735,703
CMS Energy Corp.(a)	34,087	403,590

		1,139,293

Electronic Components & Equipment — 1.6%
Electronics for Imaging, Inc.*	69,966	685,667
Empire District Electric Co. (The)	15,715	226,925
National Instruments Corp.	10,650	198,622

		1,111,214

Equipment Services — 1.9%
RSC Holdings, Inc.*(a)	95,794	503,877
Watsco, Inc.(a)	23,340	794,260

		1,298,137

Exchange Traded Funds — 3.0%
iShares Russell 2000 Value Index Fund	52,000	2,051,920

Financial — Bank & Trust — 11.5%
Bank of Hawaii Corp.(a)	2,006	66,158
Bank of the Ozarks, Inc.(a)	24,511	565,714
Berkshire Hills Bancorp, Inc.	7,581	173,757
Boston Private Financial Holdings, Inc.	41,126	144,352
Bridge Capital Holdings*(a)	8,143	36,644
Brookline Bancorp, Inc.(a)	41,329	392,625
Capital City Bank Group, Inc.	4,720	54,091
City Holding Co.	12,126	330,919
CoBiz Financial, Inc.(a)	30,557	160,424
Community Trust Bancorp, Inc.	1,220	32,635
East West Bancorp, Inc.	18,358	83,896
FirstMerit Corp.	5,010	91,182
FNB Corp.(a)	33,518	257,083
Glacier Bancorp, Inc.	33,688	529,238
Hancock Holding Co.	17,639	551,748
IBERIABANK Corp.	9,883	454,025
KBW, Inc.*	17,009	346,133
NewAlliance Bancshares, Inc.	32,342	379,695
PacWest Bancorp(a)	11,312	162,101
Prosperity Bancshares, Inc.	29,775	814,346
Provident Financial Services, Inc.	8,682	93,852
SCBT Financial Corp.	8,595	179,635
Seacoast Banking Corp. of Florida(a)	20,524	62,188
Signature Bank / New York*(a)	26,181	739,090

South Financial Group, Inc. (The)(a)	16,809	18,490
Southcoast Financial Corp.*	11,581	66,012
Sterling Bancorp	13,115	129,838
Summit State Bank	8,534	38,574
Texas Capital Bancshares, Inc.*	12,737	143,419
Trico Bancshares	11,533	193,062
UMB Financial Corp.	13,808	586,702
United Community Banks, Inc.(a)	7,018	29,193

		7,906,821

Financial — Brokerage — 0.8%
Knight Capital Group, Inc. (Class A Stock)*	27,799	409,757
Sterling Bancshares, Inc.	17,602	115,117

		524,874

Financial Services — 3.8%
Apollo Investment Corp.	47,880	166,622
Dime Community Bancshares	14,800	138,824
Financial Federal Corp.	29,037	615,004
First Cash Financial Services, Inc.*	15,337	228,828
First Financial Bankshares, Inc.(a)	19,912	959,161
Gladstone Capital Corp.	6,007	37,604
PennantPark Investment Corp.	33,118	124,193
Pinnacle Financial Partners, Inc.*(a)	11,144	264,224
WSFS Financial Corp.	4,882	109,161

		2,643,621

Food — 2.1%
Flowers Foods, Inc.	12,770	299,840
Lance, Inc.	13,280	276,490
Nash-Finch Co.	5,335	149,860
Ralcorp Holdings, Inc.*	13,832	745,268

		1,471,458

Healthcare — Drugs — 0.4%
Medarex, Inc.*	54,709	280,657

Healthcare Services — 3.7%
Amedisys, Inc.*(a)	12,943	355,803
Edwards Lifesciences Corp.*	7,424	450,117
Healthways, Inc.*	11,307	99,162
Hill-Rom Holdings, Inc.(a)	13,699	135,483
Lincare Holdings, Inc.*(a)	18,213	397,043
Omega Healthcare Investors, Inc.	55,196	777,160
Orthofix International NV*(a)	17,901	331,527

		2,546,295

Hotels & Motels — 0.5%
Choice Hotels International, Inc.	13,409	346,220

Industrial Products — 0.2%
Olympic Steel, Inc.(a)	11,176	169,540

Industrials — Components — 1.8%
Actuant Corp. (Class A Stock)	45,328	468,239
Applied Industrial Technologies, Inc.(a)	44,383	748,741
Wabash National Corp.	32,379	39,826

		1,256,806

Industrials — Electrical Equipment — 0.9%
Anixter International, Inc.*	12,566	398,091
Franklin Electric Co., Inc.	8,625	190,871

		588,962

Industrials — Machinery — 0.9%
MTS Systems Corp.	15,579	354,422
Tennant Co.	28,210	264,328

		618,750

Insurance — 0.1%
W.R. Berkley Corp.	1,960	44,198

Insurance — Life Insurance — 0.7%
American Equity Investment Life Holding Co.	111,137	462,330

Insurance — Property Insurance — 8.0%
Ambac Financial Group, Inc.	57,208	44,622
Aspen Insurance Holdings Ltd. (Bermuda)(a)	33,105	743,538
Assured Guaranty Ltd.	10,742	72,723
Donegal Group, Inc.	22,166	340,692
Max Capital Group Ltd. (Bermuda)	58,420	1,007,161
Meadowbrook Insurance Group, Inc.	130,461	795,812
Navigators Group, Inc.*	5,236	247,035
ProAssurance Corp.*	16,584	773,146
RLI Corp.	11,077	556,065
Tower Group, Inc.	19,758	486,640
Willis Group Holdings Ltd. (United Kingdom)	21,534	473,748

		5,541,182

Internet Services — 0.4%
F5 Networks, Inc.*(a)	11,690	244,906

Investment Companies — 0.1%
Ares Capital Corp.	20,803	100,687

IT Services — 0.4%
ADC Telecommunications, Inc.*(a)	57,311	251,595

Manufacturing — 0.5%
Hillenbrand, Inc.	22,019	352,524

Medical Supplies & Equipment — 2.3%
American Medical Systems Holdings, Inc.*(a)	48,648	542,426
Cardiac Science Corp.*	79,211	238,425
Kinetic Concepts, Inc.*(a)	6,118	129,212
PSS World Medical, Inc.*	19,569	280,815
Symmetry Medical, Inc.*(a)	64,429	406,547

		1,597,425

Metals & Mining — 1.2%
Kaiser Aluminum Corp.	34,545	798,680

Office Supplies — 0.3%
School Specialty, Inc.*(a)	13,369	235,161

Oil & Gas — 3.5%
Cabot Oil & Gas Corp.(a)	23,635	557,077
Core Laboratories NV (Netherlands)(a)	6,637	485,563
Dril-Quip, Inc.*(a)	19,785	607,400
Goodrich Petroleum Corp.*(a)	7,053	136,546
NV Energy, Inc.(a)	66,378	623,289

		2,409,875

Real Estate Investment Trust — Apartment — 1.1%
American Campus Communities, Inc.(a)	42,992	746,341

Real Estate Investment Trust — Mortgage — 1.4%
MFA Mortgage Investments, Inc.(a)	165,643	973,981

Real Estate Investment Trust — Office Industrial — 0.6%
Parkway Properties, Inc.	42,448	437,214

Real Estate Investment Trust — Other REITs — 2.1%
BioMed Realty Trust, Inc.	42,725	289,248
Cogdell Spencer, Inc.	34,441	175,649
Digital Realty Trust, Inc.(a)	28,742	953,660

		1,418,557

Real Estate Investment Trust — Retail — 2.1%
Acadia Realty Trust	33,942	360,125
Mid-America Apartment Communities, Inc.	7,614	234,740
National Retail Properties, Inc.(a)	55,379	877,203

		1,472,068

Restaurants — 0.8%
CEC Entertainment, Inc.*(a)	8,880	229,815
Papa John’s International, Inc.*	15,513	354,782

		584,597

Retail & Merchandising — 2.8%
Aeropostale, Inc.*(a)	13,155	349,397
Casey’s General Stores, Inc.	27,169	724,325
Children’s Place Retail Stores, Inc. (The)*	17,654	386,446
Ethan Allen Interiors, Inc.(a)	6,969	78,471
Finish Line, Inc. (The) (Class A Stock)	16,990	112,474
Urban Outfitters, Inc.*(a)	16,027	262,362

		1,913,475

Semiconductors — 2.6%
ATMI, Inc.*	11,450	176,674
Emulex Corp.*	53,675	269,985
FormFactor, Inc.*(a)	14,584	262,804
MKS Instruments, Inc.*	22,566	331,043
ON Semiconductor Corp.*	79,910	311,649
Semtech Corp.*	32,398	432,513

		1,784,668

Services — Environmental — 0.9%
Waste Connections, Inc.*	23,471	603,205

Services — Industrial Services — 1.3%
G & K Services, Inc. (Class A Stock)	23,183	438,391
On Assignment, Inc.*	34,596	93,755
Resources Connection, Inc.*	23,428	353,294

		885,440

Software — 1.4%
JDA Software Group, Inc.*	28,257	326,368
Lawson Software, Inc.*	142,772	606,781

		933,149

Technology — Internet — 0.4%
Ariba, Inc.*(a)	34,377	300,111

Telecommunications — 1.8%
Plantronics, Inc.	34,368	414,822
Polycom, Inc.*(a)	20,079	309,016
Premiere Global Services, Inc.*	26,612	234,718
Tekelec*	19,919	263,528

		1,222,084

Transportation — Airlines — 1.5%
AirTran Holdings, Inc.*(a)	230,962	1,050,877

Transportation — Truck Freight — 0.4%
Heartland Express, Inc.	17,429	258,124

Utilities — 0.3%
UniSource Energy Corp.	7,474	210,692

Utilities — Electrical Utilities — 3.1%
El Paso Electric Co.*	84,423	1,189,520
MGE Energy, Inc.(a)	10,033	314,735
Westar Energy, Inc.	37,589	658,935

		2,163,190

Utilities — Gas Utilities — 0.6%
Southwest Gas Corp.	19,903	419,356

TOTAL LONG-TERM INVESTMENTS (cost $90,942,739)		66,584,676

SHORT-TERM INVESTMENT — 29.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $20,282,725; includes $17,648,691 of cash collateral for securities on loan)(b)(w)	20,282,725	20,282,725

TOTAL INVESTMENTS — 125.9% (cost $111,225,464)		86,867,401

Liabilities in excess of other assets — (25.9)%		(17,857,432)

NET ASSETS — 100.0%		$69,009,969

The following abbreviation is used in Portfolio descriptions:
REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $16,995,258; cash collateral of $17,648,691 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$86,867,401	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$86,867,401	—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 73.9%

ASSET-BACKED SECURITIES — 0.1%

Ford Credit Auto Owner Trust, Series 2008-C, Class A3 (cost $700,000)	Aaa	1.976%	(c)	06/15/12	$700	$653,915

BANK NOTES(c) — 9.4%

AES Corp., Term B (original cost $2,000,766; purchased 01/24/07)(f)(g)	Ba+	9.65%		04/30/10	2,000	1,720,000
Aramark Corp., Term B (original cost $130,073; purchased 01/23/09, 03/30/09)(f)(g)	Ba	2.04%		01/26/14	149	129,046
Aramark Corp., Term B (original cost $2,047,427; purchased 01/23/09, 03/30/09)(f)(g)	Ba	3.10%		01/26/14	2,351	2,031,267
Bioment, Inc., Term B (original cost $164,715; purchased 02/13/09, 02/18/09)(f)(g)	Ba-	3.52%		03/25/15	175	156,997
Bioment, Inc., Term B (original cost $110,808; purchased 03/23/09)(f)(g)	Ba-	3.52%		03/25/15	111	99,589
Bioment, Inc., Term B (original cost $3,352,560; purchased 01/23/09 - 03-26-09)(f)(g)	Ba-	4.22%		03/25/15	3,707	3,331,588
Cablevision, Term B (original cost $1,940,000; purchased 01/06/09)(f)(g)	Baa-	2.31%		02/24/13	1,940	1,752,466
Calpine Corp. (original cost $937,877; purchased 07/25/08)(f)(g)	B+(d)	4.10%		03/29/14	992	755,512
Chrysler Financial, Term, 144A (original cost $2,807,250; purchased 07/31/07, 11/28/07)(f)(g)	Caa	4.56%		08/03/12	2,955	1,549,528
Community Health System, Term B (original cost $417,965; purchased 01/20/09 - 02/12/09)(f)(g)	Ba	2.77%		07/25/14	498	429,513
Community Health System, Term B (original cost $259,246; purchased 01/20/09 - 02/25/09)(f)(g)	Ba	2.77%		07/25/14	289	249,223
Community Health System, Term B (original cost $5,285,266; purchased 06/28/07 - 03/30/09)(f)(g)	Ba	3.51%		07/02/14	6,117	5,276,110
Community Health System, Term B (original cost $42,087; purchased 03/30/09)(f)(g)	Ba	4.00%		07/02/14	49	41,965
Ferrellgas, Notes (original cost $1,015,000; purchased 06/03/08)(f)(g)	B+(d)	8.87%		08/01/09	1,000	977,497
First Data Corp. (original cost $431,902; purchased 12/24/08)(f)(g)	Ba-	3.27%		09/24/14	432	282,896
First Data Corp. (original cost $464,106; purchased 07/25/08)(f)(g)	Ba-	3.27%		09/24/14	504	329,975
First Data Corp. (original cost $52,293; purchased 07/25/08)(f)(g)	Ba-	3.27%		09/24/14	57	37,180
Ford Motor Co., Term B (original cost $3,960,109; purchased 12/16/06 - 05/21/08)(f)(g)	Ca	3.56%		11/29/13	4,182	1,992,361
Georgia Pacific Corp., Term Loan B (original cost $60,773; purchased 02/12/08, 01/23/09)(f)(g)	Ba+	2.96%		12/20/12	69	61,112
Georgia Pacific Corp., Term Loan B (original cost $90,506; purchased 02/12/08, 01/23/09)(f)(g)	Ba+	3.29%		12/20/12	103	91,011
Georgia Pacific Corp., Term Loan B (original cost $48,137; purchased 12/23/08, 01/23/09)(f)(g)	Ba+	2.52%		12/20/12	53	46,292
Georgia Pacific Corp., Term Loan B (original cost $2,338,320; purchased 02/12/08 - 02/13/09)(f)(g)	Ba+	3.29%		12/20/12	2,655	2,335,862
HCA, Inc., Term B (original cost $1,434,016; purchased 11/14/06)(f)(g)	Ba-	3.47%		11/16/13	1,434	1,218,197
Local Insight, Term B (original cost $266,952; purchased 04/21/08)(f)(g)	Ba-	6.25%		04/21/15	297	97,882
Local Insight, Term B (original cost $223,878; purchased 01/08/09)(f)(g)	Ba-	7.75%		04/21/15	224	73,881
Local Insight, Term B (original cost $223,881; purchased 01/08/09)(f)(g)	Ba-	7.75%		04/21/15	224	73,881

Newsday LLC, Term A1 (original cost $463,750; purchased 03/30/09)(f)(g)	Ba+	9.75%	08/01/14		500	453,125
Nordic Telephone, Term B (Denmark) (original cost $623,310; purchased 05/04/06)(f)(g)	Ba+	3.04%	11/30/14	EUR	484	590,456
Nordic Telephone, Term C (Denmark) (original cost $874,556; purchased 05/04/06)(f)(g)	Ba+	3.67%	11/30/14	EUR	678	826,450
NRG Energy, Inc., Term B (original cost $307,558; purchased 01/21/09)(f)(g)	Ba+	1.12%	02/01/13		330	295,602
NRG Energy, Inc., Term B (original cost $131,057; purchased 01/21/09)(f)(g)	Ba+	1.98%	02/01/13		141	125,962
NRG Energy, Inc., Term B (original cost $447,142; purchased 01/21/09)(f)(g)	Ba+	2.72%	02/01/13		480	429,760
Nuveen Investments (original cost $64,795; purchased 09/30/08)(f)(g)	Ba-	3.52%	11/02/14		65	36,069
Nuveen Investments (original cost $256,587; purchased 11/02/07)(f)(g)	Ba-	3.52%	11/02/14		259	144,276
Nuveen Investments (original cost $160,460; purchased 04/14/08)(f)(g)	Ba-	3.52%	11/02/14		162	90,173
Nuveen Investments (original cost $8,955; purchased 05/21/08)(f)(g)	Ba-	4.23%	11/02/14		9	5,032
Roundy’s, Inc., Term B (original cost $778,487; purchased 11/07/08)(f)(g)	Ba-	3.27%	10/27/11		778	682,474
Roundy’s, Inc., Term B (original cost $970,897; purchased 03/28/07 - 02/12/09)(f)(g)	Ba-	3.29%	10/27/11		977	856,489
Sungard Data Systems, Inc., Term B (original cost $259,298; purchased 01/29/09, 03/09/09)(f)(g)	Ba-	2.28%	02/11/13		304	257,145
Sungard Data Systems, Inc., Term B (original cost $88,709; purchased 01/29/09)(f)(g)	Ba-	2.28%	02/11/13		114	96,243
Sungard Data Systems, Inc., Term B (original cost $2,124,277; purchased 01/29/09 - 03/30/09)(f)(g)	Ba-	2.99%	02/11/13		2,582	2,185,362
Thomson Learning, Term B (original cost $2,048,140; purchased 06/27/07, 07/01/08)(f)(g)	B+(d)	3.02%	06/27/14		2,068	1,390,204
Tribune Co., Term B (original cost $1,103,360; purchased 06/18/08)(f)(g)	Ba	5.25%	06/04/14		1,457	315,896
Tribune Co., Term X (original cost $81,994; purchased 05/17/07, 10/09/07)(f)(g)	D(d)	5.00%	05/30/09		82	20,751
TXU Corp., Term B3 (original cost $21,025; purchased 09/30/08 - 01/21/09)(f)(g)	Ba-	3.98%	10/10/14		28	18,240
TXU Corp., Term B3 (original cost $31,538; purchased 01/20/09 - 02-10-09)(f)(g)	Ba-	4.02%	10/10/14		42	27,360
TXU Corp., Term B3 (original cost $4,021,671; purchased 07/25/08 - 01/21/09)(f)(g)	Ba	4.03%	10/10/14		5,423	3,556,854
UPC Broadband Holdings, Term M (Netherlands) (original cost $2,530,546; purchased 04/05/07)(f)(g)	Ba	3.54%	12/31/14	EUR	1,883	1,876,652
Wind Acquisitions Finance, Term B (original cost $506,578; purchased 12/07/06 - 10/16/08)(f)(g)	B-(d)	8.39%	12/21/11		507	436,501
WM Wrigley Jr. Co., Term B (original cost $488,813; purchased 08/12/08)(f)(g)	Ba+	6.50%	07/17/14		494	487,167

TOTAL BANK NOTES
(cost $48,700,663)						40,345,074

CORPORATE BONDS — 61.0%

Advertising — 0.1%
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Ca	8.875%	01/15/16		1,175	67,563
R.H. Donnelley Corp., Sr. Unsec’d. Notes	Ca	8.875%	10/15/17		3,150	173,250
R.H. Donnelley, Inc., Gtd. Notes, 144A (original cost $139,500; purchased 09/02/08 - 01/12/09)(f)(g)	B3	11.75%	05/15/15		300	39,000

						279,813

Automotive — 1.7%
Allison Transmission, Inc., Gtd. Notes, 144A (original cost $1,586,563; purchased 12/11/07 - 11/12/08)(a)(f)(g)	Caa2	11.00%	11/01/15		1,700	807,500
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.125%	09/15/15		3,300	1,089,000
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.75%	03/01/12		625	225,000
Cooper-Standard Automotive, Inc., Gtd. Notes	Caa1	7.00%	12/15/12		1,400	168,000

General Motors Corp., Sr. Unsec’d. Notes	C	7.40%		09/01/25		570	65,550
General Motors Corp., Sr. Unsec’d. Notes	C	7.70%		04/15/16		1,175	141,000
General Motors Corp., Sr. Unsec’d. Notes(a)	C	8.25%		07/15/23		1,505	176,837
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	B1	6.318%	(c)	12/01/09		575	549,125
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	8.625%		12/01/11		250	207,500
Goodyear Tire & Rubber Co. (The), Gtd. Notes(a)	B1	9.00%		07/01/15		975	750,750
Tenneco, Inc., Gtd. Notes	B3	8.125%		11/15/15		1,245	249,000
Tenneco, Inc., Sr. Sec’d. Notes(a)	B1	10.25%		07/15/13		1,325	702,250
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $4,263,075; purchased 06/27/07 - 08/26/08)(a)(f)(g)	Caa2	7.00%		03/15/14		4,760	1,999,200

							7,130,712

Business Services — 0.4%
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $2,435,338; purchased 03/06/07 - 06/03/08)(f)(g)	Ba2	7.75%		12/15/25		2,435	1,923,650

Cable — 2.7%
Charter Communications Operating LLC, Sec’d. Notes, 144A (original cost $1,702,000; purchased 04/15/08 - 06/05/08)(a)(f)(g)(i)	B3	8.375%		04/30/14		1,750	1,540,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18		1,625	1,462,500
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.875%		02/15/18		700	640,500
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $909,469; purchased 01/15/09, 01/16/09)(a)(f)(g)	B1	8.50%		04/15/14		975	960,375
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,192,438; purchased 09/02/08 - 03/20/09)(f)(g)	B1	8.50%		06/15/15		1,200	1,173,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,534,094; purchased 02/10/09)(f)(g)	B1	8.625%		02/15/19		1,575	1,515,937
Echostar DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11		695	670,675
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14		2,000	1,790,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		2,200	2,040,500

							11,793,487

Chemicals — 0.7%
Ineos Group Holdings PLC, Gtd. Notes (United Kingdom) (original cost $787,105; purchased 01/31/06, 04/22/08)(f)(g)	Ca	7.875%		02/15/16	EUR	650	64,769
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom) (original cost $1,136,275; purchased 04/10/08 - 05/05/08)(f)(g)	Ca	8.50%		02/15/16		1,395	80,213
KRATON Polymers LLC / KRATON Polymers Capital Corp., Gtd. Notes	Caa1	8.125%		01/15/14		560	173,600
Nalco Co., Gtd. Notes(a)	B2	8.875%		11/15/13		2,125	2,040,000
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.625%		11/15/14	EUR	800	807,791

							3,166,373

Commercial Services — 0.5%
ARAMARK Corp., Gtd. Notes	B3	4.67%	(c)	02/01/15		550	419,375
ARAMARK Corp., Gtd. Notes(a)	B3	8.50%		02/01/15		1,100	1,012,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		575	494,500

							1,925,875

Computer Services & Software — 0.6%
First Data Corp., Gtd. Notes	B3	9.875%		09/24/15		4,525	2,647,125

Containers & Packaging — 1.0%
Berry Plastics Corp., Sr. Sec’d. Notes	B1	5.844%	(c)	02/15/15		1,025	743,125
Berry Plastics Corp., Sr. Sec’d. Notes(a)	Caa1	8.875%		09/15/14		1,050	588,000
Crown Americas LLC / Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15		975	979,875
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13		850	378,250
OI European Group BV, Gtd. Notes (Netherlands)	Ba3	6.875%		03/31/17	EUR	1,500	1,713,899

							4,403,149

Diversified — 0.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		740	627,150

Diversified Financial Services — 7.5%
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19		852	775,721
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17		2,000	1,946,492

Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $697,600; purchased 04/07/06, 04/27/06)(f)(g)	B3	8.00%		11/15/13	672	146,160
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)	Baa2	4.65%		07/01/10	1,000	810,000
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	1.464%	(c)	07/28/11	150	96,196
CIT Group, Inc., Sr. Unsec’d. Notes(a)	Baa2	1.474%	(c)	11/03/10	1,625	1,190,223
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.40%		03/07/13	2,975	1,855,594
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa2	4.75%		12/15/10	100	80,643
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40%		04/29/49	5,000	2,825,700
Citigroup, Inc., Sr. Sub. Notes	Baa1	1.554%	(c)	06/09/16	1,400	699,980
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	2,900	2,502,799
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $3,476,375; purchased 07/23/08, 11/12/08)(f)(g)	Ba3	7.75%		07/15/11	3,475	3,331,017
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	NR	5.544%	(c)	04/15/09	1,650	1,629,375
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10	150	128,484
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	7.00%		10/01/13	825	551,646
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09	2,175	1,950,649
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.80%		06/01/12	3,360	2,277,159
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.00%		12/15/16	650	427,200
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	12.00%		05/15/15	2,175	1,648,241
Fresenius US Finance II, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,271,285; purchased 01/15/09 - 02/10/09)(a)(f)(g)	Ba1	9.00%		07/15/15	1,325	1,378,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	6.875%		01/10/39	1,400	1,141,826
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	6.75%		12/01/14	230	108,586
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	8.00%		11/01/31	715	265,531
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	6.625%		01/18/12	275	35,062
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18	500	60,000
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38	2,425	243
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	1,725	1,349,110
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	1.389%	(c)	10/25/11	2,500	1,439,782
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.695%	(c)	07/26/10	350	248,463
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.00%		10/01/13	750	398,826
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.375%		01/15/13	400	219,487
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	8.45%		06/15/18	1,250	675,160

						32,193,355

Electric — 6.5%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15	650	567,125
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	265	227,237
AES Corp. (The), Sr. Unsec’d. Notes, 144A (original cost $1,000,000; purchased 05/14/08)(f)(g)	B1	8.00%		06/01/20	1,000	810,000
AES Corp. (The), Sr. Unsec’d. Notes, 144A (original cost $117,471; purchased 03/30/09)(f)(g)	B1	9.75%		04/15/16	125	117,500
Energy Future Holdings Corp., Gtd. Notes(a)	Caa1	10.875%		11/01/17	4,865	3,137,925
Energy Future Holdings Corp., Gtd. Notes, PIK	Caa1	11.25%		11/01/17	275	116,187
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands) (original cost $2,282,844; purchased 04/11/08 - 08/26/08)(f)(g)	Ba3	9.00%		06/30/17	2,175	1,968,375
Ipalco Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11	50	47,750
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A (original cost $1,493,240; purchased 04/02/08 - 04/25/08)(f)(g)	Ba1	7.25%		04/01/16	1,470	1,300,950
Midwest Generation LLC, Pass-Through Certificates	Baa3	8.56%		01/02/16	104	96,785
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	6,000	5,640,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	5,775	5,370,750
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	50	46,500
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa3	7.25%		01/15/33	500	461,784
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11	1,240	1,220,186
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%		12/15/14	2,640	2,428,800
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	7.803%		06/15/12	1,250	1,208,659

Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $2,058,854; purchased 03/31/06 - 05/03/07)(f)(g)	Ba2	7.00%		06/30/21		2,191	1,690,627
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK	Caa1	10.50%		11/01/16		1,250	462,500
Texas Competitive Electric Holdings Co.,LLC, Gtd. Notes(a)	Caa1	10.25%		11/01/15		2,260	1,130,000

							28,049,640

Electronic Components — 0.7%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		75	66,000
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11		2,125	2,071,875
Communications & Power Industries, Inc., Gtd. Notes	B3	8.00%		02/01/12		750	660,938

							2,798,813

Financial — Bank & Trust — 4.0%
Bank of America Corp., Jr. Sub. Notes(a)	B3	8.125%	(c)	12/29/49		5,375	2,204,234
BankAmerica Institutional Capital B, Bank Gtd. Notes, 144A (original cost $220,759; purchased 01/06/09)(f)(g)	Baa3	7.70%		12/31/26		275	107,832
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $1,164,475; purchased 12/20/07)(f)(g)	Baa2	5.926%	(c)	09/29/49		1,250	419,262
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $306,630; purchased 12/13/07)(f)(g)	Baa2	7.434%	(c)	09/29/49		300	124,629
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $1,533,030; purchased 04/29/08)(f)(g)	Baa1	7.70%	(c)	04/29/49		1,500	659,055
Goldman Sachs Group, Inc., (The), Sr. Unsec’d. Notes	A1	1.416%	(c)	02/06/12		4,150	3,587,111
Goldman Sachs Group, Inc., (The), Sr. Unsec’d. Notes	A1	1.677%	(c)	03/22/16		500	340,234
HBOS PLC, Sr. Sub. Notes, 144A (United Kingdom) (original cost $995,840; purchased 05/15/08)(f)(g)	Baa1	6.75%		05/21/18		1,000	771,400
Morgan Stanley, Sr. Unsec’d. Notes	A2	1.574%	(c)	10/15/15		5,550	3,943,164
NB Capital Trust IV, Bank Gtd. Notes	Baa3	8.25%		04/15/27		750	325,446
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	Ba3	7.64%	(c)	03/31/49		700	157,500
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $3,122,478; purchased 10/18/07 - 04/29/08)(f)(g)	Aa2	6.671%	(c)	10/29/49		3,200	1,760,000
Societe Generale, Jr. Sub. Notes (France)	A1	6.999%	(c)	12/29/49	EUR	500	312,222
UBS Capital Jersey Ltd., Bank Gtd. Notes, MTN (Switzerland)	A1	7.152%	(c)	12/29/49	EUR	1,950	1,062,218
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243%	(c)	05/29/49		550	150,221
US Bancorp, Sr. Unsec’d. Notes	Aa3	0.704%	(c)	12/11/35		1,700	1,504,500

							17,429,028

Financial Services — 0.5%
Ferrovial CLN, MTN, Notes (United Kingdom)	Ba-	9.64%		04/07/11	GBP	388	229,972
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16		370	367,225
TNK-BP Finance SA, Gtd. Notes (Luxembourg)	Baa	7.50%		07/18/16		500	355,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,603; purchased 03/13/07)(f)(g)	Baa2	6.625%		03/20/17		300	198,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $797,008; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16		800	580,000
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	5.92%	(c)	05/01/10		850	297,500

							2,027,697

Food — 0.7%
American Stores Co., Sr. Unsec’d. Notes	Ba3	7.90%		05/01/17		200	184,500
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%		06/01/26		1,175	1,004,625
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.50%		11/15/14		1,805	1,762,131

							2,951,256

Gaming — 0.5%
Harrah’s Operating Co., Inc., Gtd. Notes	Ca	10.75%		02/01/16		3,325	631,750
MGM MIRAGE, Gtd. Notes(a)	Caa2	7.50%		06/01/16		1,230	430,500
Mirage Resorts, Inc., Gtd. Notes	Caa2	7.25%		08/01/17		210	75,600
Wynn Las Vegas Capital Corp., First Mortgage(a)	Ba2	6.625%		12/01/14		1,300	981,500

							2,119,350

Healthcare & Pharmaceuticals — 3.1%
DaVita, Inc., Gtd. Notes(a)	B1	6.625%		03/15/13		1,175	1,139,750
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15		1,070	1,028,537
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba3	7.875%		06/15/11		1,280	1,296,000
HCA, Inc., Sr. Sec’d. Notes	B2	9.125%		11/15/14		2,275	2,138,500
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		8,620	7,844,200
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%		11/15/16		125	99,688

							13,546,675

Healthcare Products — 1.5%
Biomet, Inc., Gtd. Notes(a)	B3	10.00%		10/15/17		660	653,400
Biomet, Inc., Gtd. Notes(a)	Caa1	11.625%		10/15/17		4,475	3,949,187
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17		1,935	1,635,075

							6,237,662

Healthcare Services — 1.0%
CHS / Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15		2,425	2,291,625
Roche Holdings, Inc., Gtd. Notes, 144A (original cost $400,000; purchased 02/20/09)(f)(g)	A2	3.251%	(c)	02/25/11		400	399,290
Roche Holdings, Inc., Gtd. Notes, 144A (original cost $1,673,276; purchased 02/18/09)(f)(g)	A2	6.00%		03/01/19		1,700	1,749,744

							4,440,659

Insurance — 1.0%
American International Group, Inc., Jr. Sub. Debs, 144A (original cost $1,053,108; purchased 05/13/08, 05/14/08)(f)(g)	Ba2	8.175%	(c)	05/15/58		1,050	89,461
American International Group, Inc., Jr. Sub. Notes(g)	Ba2	8.625%	(c)	05/22/38	GBP	1,600	189,399
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15		800	355,606
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11		550	286,028
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,466,100; purchased 08/13/08 - 01/09/09)(a)(f)(g)	A3	8.25%		08/15/18		4,300	1,839,953
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.00%		09/20/11	EUR	150	85,886
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12		2,500	1,222,465
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		1,100	430,654

							4,499,452

Leisure Time — 0.2%
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba2	6.875%		12/01/13		300	162,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba2	7.00%		06/15/13		800	453,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba2	7.25%		06/15/16		325	152,750

							767,750

Machinery & Equipment — 0.1%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15		700	511,000

Media & Entertainment — 2.1%
Dex Media West LLC / Dex Media Finance Co., Sr. Sub. Notes	Caa2	9.875%		08/15/13		125	25,000
DirecTV Holdings LLC / DirecTV Financing Co., Gtd. Notes(a)	Ba3	8.375%		03/15/13		1,975	1,997,219
DISH DBS Corp., Gtd. Notes(a)	Ba3	7.125%		02/01/16		2,690	2,407,550
DISH DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15		25	23,000
Lighthouse International Co. SA, Sr. Sec’d. Notes (Luxembourg)	B3	8.00%		04/30/14	EUR	1,325	660,150
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		450	344,160
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		2,795	2,137,616
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	8.25%		04/11/10		375	376,200
Videotron Ltee, Gtd. Notes, 144A (Canada) (original cost $991,250; purchased 02/26/09)(f)(g)	BB-	9.125%		04/15/18		1,000	1,010,000

							8,980,895

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	7.084%	(c)	04/01/15		3,490	2,870,525

Oil & Gas — 4.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.95%		09/15/16		1,300	1,119,664
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/17	EUR	975	958,587
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		100	84,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		75	66,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18		3,000	2,463,750
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	7.50%		09/15/13		1,500	1,372,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		100	90,250
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13		50	46,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%		02/15/15		700	680,750
Enterprise Products Operating LLC, Gtd. Notes(a)	Ba1	8.375%	(c)	08/01/66		5,625	3,768,750
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%		07/01/24		825	632,163
New field Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18		1,600	1,416,000
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B3	7.875%		12/15/14		400	173,000
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B3	8.25%		12/15/14		1,085	488,250
Range Resources Corp. Gtd. Notes(a)	Ba3	7.25%		05/01/18		1,075	962,125
SandRidge Energy, Inc., Gtd. Notes	B3	7.508%	(c)	04/01/14		500	300,297
SandRidge Energy, Inc., Gtd. Notes, PIK	B3	8.625%		04/01/15		4,750	3,087,500
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.50%		01/15/31		825	651,750
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.75%		06/15/31		1,000	810,000
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125%		03/15/12		200	203,000
Williams Partners LP / Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17		1,100	935,000

							20,309,336

Oil & Gas Services — 0.4%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15		350	276,500
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17		1,625	1,243,125

							1,519,625

Paper & Forest Products — 2.3%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13		1,645	908,862
Georgia-Pacific LLC, Debs.	B2	7.25%		06/01/28		320	222,400
Georgia-Pacific LLC, Debs.	B2	7.70%		06/15/15		3,450	3,122,250
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $1,692,200; purchased 11/01/07 - 02/11/09)(a)(f)(g)	Ba3	7.00%		01/15/15		1,825	1,706,375
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24		2,500	1,987,500
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.875%		05/15/31		1,350	1,080,000
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		150	88,125
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		900	508,500
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes(a)	B2	9.125%		08/01/14		1,250	468,750

							10,092,762

Pipelines & Other — 3.5%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%		05/20/16		2,700	2,538,000
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15		550	517,000
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(a)	B3	6.875%		04/01/11		1,150	1,023,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	7.50%		06/01/15		240	163,800
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10		404	378,614
El Paso Corp., Notes	Ba3	7.80%		08/01/31		2,000	1,494,402
El Paso Corp., Notes(a)	Ba3	8.05%		10/15/30		900	687,367
El Paso Corp., Sr. Unsec’d. Notes	Ba3	6.95%		06/01/28		325	224,126
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%		06/01/18		500	425,000
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.42%		02/15/37		500	347,928
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	7.875%		06/15/12		500	475,578
El Paso Corp., Sr. Unsec’d. Notes	Ba3	9.625%		05/15/12		1,250	1,199,775
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16		3,410	2,898,500
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15		925	777,000
Knight, Inc., Sr. Unsec’d. Notes	Ba1	6.50%		09/01/12		350	326,375

NGPL PipeCo. LLC, Sr. Unsec’d. Notes, 144A (original cost $250,342; purchased 07/24/08)(f)(g)	Baa3	7.119%		12/15/17		250	229,226
SemGroup LP, Sr. Notes, 144A (original cost $2,564,725; purchased 10/03/06 - 01/18/07)(f)(g)(i)	NR	8.75%		11/15/15		2,555	89,425
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00%		03/01/32		1,225	1,110,117
Southern Natural Gas Co., Sr. Unsec’d. Notes, 144A (original cost $152,815; purchased 03/30/09)(f)(g)	Baa3	5.90%		04/01/17		175	152,513
Tennessee Gas Pipeline Co., Sr. Unsec’d. Notes	Baa3	7.50%		04/01/17		100	96,314

							15,154,560

Real Estate Investment Trusts — 0.6%
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes(a)	Ba1	6.75%		04/01/17		2,570	2,197,350
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	7.125%		06/01/15		550	495,000

							2,692,350

Retail — 1.3%
Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14		2,180	1,831,200
Ferrellgas Partners LP / Ferrellgas Partners Finance, Sr. Unsec’d. Notes	B2	8.75%		06/15/12		125	105,000
Ferrellgas Partners LP, Sr. Unsec’d. Notes, 144A (original cost $892,500; purchased 07/30/08)(f)(g)	Ba3	6.75%		05/01/14		1,050	882,000
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.75%		06/15/26		1,550	1,298,125
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.00%		05/01/31		275	224,812
NPC International, Inc., Gtd. Notes	Caa1	9.50%		05/01/14		1,000	780,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	B1	6.875%		12/15/13		437	415,150

							5,536,287

Semiconductors — 0.4%
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%		12/15/14		1,845	387,450
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%		12/15/14		225	16,875
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%		05/01/14		3,725	1,117,500

							1,521,825

Services Cyclical — Rental Equipment — 0.4%
United Rentals North America, Inc., Gtd. Notes	B2	6.50%		02/15/12		2,100	1,680,000

Technology — 0.7%
Sanmina-SCI Corp., Gtd. Notes	B3	8.125%		03/01/16		365	127,750
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13		3,212	2,794,440

							2,922,190

Telecommunications — 8.6%
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%		07/15/13		605	577,775
Cricket Communications, Inc., Gtd. Notes	B3	9.375%		11/01/14		300	285,750
Frontier Communications Corp., Debs.	Ba2	7.00%		11/01/25		850	480,250
Frontier Communications Corp., Debs.	Ba2	7.45%		07/01/35		500	272,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.625%		03/15/15		200	169,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19		2,840	2,229,400
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31		1,425	977,906
Hawaiian Telecom Communications, Inc., Gtd. Notes(a)(i)	NR	9.75%		05/01/13		1,900	28,500
Local Insight Regatta Holdings, Inc., Gtd. Notes	Caa3	11.00%		12/01/17		850	197,625
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes (Denmark)	B1	8.25%		05/01/16	EUR	500	554,692
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark) (original cost $410,369; purchased 05/21/07, 05/13/08)(f)(g)	B1	8.875%		05/01/16		385	359,975
Nortel Networks Ltd., Gtd. Notes (Canada)(i)	D	9.003%		07/15/11		1,950	312,000
Nortel Networks Ltd., Gtd. Notes (Canada)(i)	D	10.125%		07/15/13		1,675	309,875
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.25%		02/15/11		1,170	1,117,350
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.90%		08/15/10		750	731,250
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		3,700	3,200,500
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.50%		02/15/14		2,475	2,140,875
Qwest Corp., Sr. Unsec’d. Notes	Ba1	5.246%	(c)	06/15/13		450	385,875
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		925	629,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		1,150	1,135,625
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%		05/01/19		7,350	5,181,750
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%		01/30/11		500	462,500

Sprint Capital Corp., Gtd. Notes(a)	Ba2	8.375%		03/15/12		3,025	2,722,500
Sprint Capital Corp., Gtd. Notes	Ba2	8.75%		03/15/32		900	603,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba2	6.00%		12/01/16		2,790	1,994,850
TDC A/S, Sr. Unsec’d. Notes, MTN (Denmark)	Ba3	6.50%		04/19/12	EUR	500	637,431
Telesat Canada / Telesat LLC, Sr. Sub. Notes, 144A (original cost $398,000; purchased 06/27/08)(f)(g)	Caa1	12.50%		11/01/17		400	296,000
Telesat Canada / Telesat LLC, Sr. Unsec’d. Notes, 144A (original cost $1,383,250; purchased 06/27/08 - 11/18/08)(f)(g)	Caa1	11.00%		11/01/15		1,750	1,452,500
West Corp., Gtd. Notes(a)	Caa1	9.50%		10/15/14		1,500	1,044,375
West Corp., Gtd. Notes(a)	Caa1	11.00%		10/15/16		600	399,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes (Luxembourg)	B2	9.75%		12/01/15	EUR	600	697,517
Windstream Corp., Gtd. Notes(a)	Ba3	8.625%		08/01/16		5,600	5,502,000

							37,089,146

Transportation — 0.2%
Kansas City Southern de Mexico SA de CV, Sr. Unsec’d. Notes (Mexico)	B2	9.375%		05/01/12		1,150	1,046,500

TOTAL CORPORATE BONDS
(cost $347,883,360)							262,885,672

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%

Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	5.345%	(c)	12/25/35		503	249,384
Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A9	Caa1	6.00%		01/25/37		195	106,341
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B	Ca	0.806%	(c)	01/19/38		439	75,587
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.782%	(c)	05/25/46		487	102,896
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A5	Aaa	4.726%	(c)	07/25/34		646	590,871

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(cost $1,789,621)							1,125,079

CONVERTIBLE BONDS — 1.3%

Diversified Financial Services
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, (original cost $748,800; purchased 05/21/08)(f)(g)(i)	NR	8.16%		05/30/09		15	75,169
Merrill Lynch & Co., Inc., Notes, (original cost $333,125; purchased 05/15/08)(f)(g)	NR	9.70%		05/20/09		7	58,956

							134,125

Financial — Bank & Trust — 0.2%
National City Corp., Sr. Unsec’d. Notes	A1	4.00%		02/01/11		850	774,563

Healthcare & Pharmaceuticals — 0.1%
Mylan, Inc., Gtd. Notes	B+	1.25%		03/15/12		625	535,156

Oil & Gas — 0.6%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38		3,725	1,918,375
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.50%		05/15/37		550	361,625
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37		550	361,625

							2,641,625

Paper & Forest Products — 0.2%
Rayonier TRS Holdings, Inc., Gtd. Notes	BBB(d)	3.75%		10/15/12		1,000	902,500

Telecommunications — 0.2%
Nortel Networks Corp., Gtd. Notes (Canada)(i)	D	2.125%		04/15/14		650	95,875
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25		750	691,875

							787,750

TOTAL CONVERTIBLE BONDS
(cost $8,548,154)							5,775,719

Shares
COMMON STOCK

Mineral Resources
Zemex Minerals	368	22,154

(cost $0)

PREFERRED STOCKS — 1.0%

Automotive
General Motors Corp., 5.25%, CVT	80,000	203,200

Diversified Financial Services — 0.2%
Citigroup, Inc., 6.50%, CVT	28,200	771,270

Financial — Bank & Trust — 0.6%
Bank of America Corp., 7.25%, CVT	6,425	2,727,413

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT	77,600	419,040

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT	4,100	264,737

TOTAL PREFERRED STOCKS
(cost $7,276,276)		4,385,660

	Units
RIGHTS*

Consumer Products — Household & Leisure
Sleepmaster Membership Interests, expiring 05/15/09 (cost $0)	1,055	—

WARRANTS*

Containers & Packaging
Pliant Corp., expiring 06/01/2010(g)	5	—

Paper
MDP Acquisitions PLC, expiring 10/01/2013, 144A (cost $0; purchased 09/23/02)(f)(g)	900	8,649

TOTAL WARRANTS
(cost $0)		8,649

			Principal
			Amount
			(000)#
U.S. TREASURY OBLIGATION — 0.8%
U.S. Treasury Bonds
(cost $3,573,570)	3.50%	02/15/39	$3,600	3,557,268

TOTAL LONG-TERM INVESTMENTS
(cost $418,471,644)				318,759,190

SHORT-TERM INVESTMENTS — 48.6%

REPURCHASE AGREEMENTS — 25.0%

JPMorgan Securities, Inc., 0.19%, dated 03/31/09, due 04/01/09 in the amount of $43,100,227 (cost $43,100,000; the value of the collateral plus interest was $44,093,589)(m)			43,100	43,100,000
JPMorgan Securities, Inc., 0.23%, dated 03/31/09, due 04/01/09 in the amount of $43,300,277 (cost $43,300,000; the value of the collateral plus interest was $44,093,592)(m)			43,300	43,300,000
JPMorgan Securities, Inc., 0.27%, dated 03/31/09, due 04/01/09 in the amount of $21,600,162, collateralized by $22,210,000, Bank of America Corp., FDIC Gtd., FRN; (cost $21,600,000; the value of the collateral plus interest was $22,263,452)			21,600	21,600,000

TOTAL REPURCHASE AGREEMENTS
(cost $108,000,000)				108,000,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 18.9%

Dryden Core Investment Fund - Taxable Money Market Series (cost $81,570,528; includes $50,149,083 of cash collateral for securities on loan)(b)(w)	81,570,528	81,570,528

	Contracts/
	Notional
	Amounts
	(000)#
OPTIONS PURCHASED * — 3.2%

Call Options
Interest Rate Swap Options,
expiring 07/06/2009 @ 4.25%	45,200	2,442,234
expiring 07/06/2009 @ 4.25%	140,500	7,591,458
expiring 09/08/2009 @ 4.75%	60,000	3,714,981

TOTAL OPTIONS PURCHASED
(cost $2,314,215)		13,748,673

				Principal
				Amount
				(000)#
COMMERCIAL PAPER(n) — 1.4%

Federal National Mortgage Assoc., Disc. Notes (cost $5,899,803)	A1+	0.10%	04/13/09	5,900	5,899,803

U.S. TREASURY OBLIGATIONS(n) — 0.1%

U.S. Treasury Bills		0.016%	04/16/09	320	319,967
U.S. Treasury Bills		0.095%	04/23/09	110	109,993

TOTAL U.S. TREASURY OBLIGATIONS
(cost $429,977)					429,960

TOTAL SHORT-TERM INVESTMENTS
(cost $198,214,523)					209,648,964

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—122.5%
(cost $616,686,167)					528,408,154

	Contracts/
	Notional
	Amounts
	(000)#
OPTIONS WRITTEN*

Call Options
Interest Rate Swap Options, expiring 04/27/2009 @ 1.80%	9,900	(147)
Equity Option, Citigroup, Inc., expiring 09/19/2009, Strike Price $3.00	256	(122,905)
Interest Rate Swap Options, expiring 04/27/2009 @ 1.80%	3,900	(58)
U.S. Treasury Note Futures, expiring 05/22/2009, Strike Price $128.00	2,800	(6,563)

		(129,673)

Put Options
10 Year U.S. Treasury Note Futures, expiring 05/22/2009, Strike Price $119.00	2,800	(6,125)
Interest Rate Swap Options,
expiring 04/27/2009 @ 3.50%	9,900	(208)
expiring 04/27/2009 @ 3.50%	3,900	(82)
expiring 05/06/2009 @ 3.25%	4,200	(3,780)

expiring 05/06/2009 @ 4.25%	4,200	(1)

		(10,196)

TOTAL OPTIONS WRITTEN
(premium received $362,953)		(139,869)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o)—122.5%
(cost $616,323,214)		528,268,285

Other liabilities in excess of other assets(x) — (22.5)%		(97,193,261)

NET ASSETS — 100.0%		$431,075,024

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

FDIC	Federal Deposit Insurance Corp.

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

RUB	Russian Ruble

SGD	Singapore Dollar

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $48,491,477; cash collateral of $50,149,083 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $101,430,625. The aggregate value of $76,210,761 is approximately 17.7% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(m)	Repurchase agreement collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at reporting date.

(o)	As of March 31, 2009, 6 securities representing $1,339,557 and 0.3% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate, credit default and total return swap agreements as follows:

Future contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2009	Appreciation
Long Positions:

226	90 Day Euro Dollar	Jun 09	$54,485,000	$55,878,500	$1,393,500
197	90 Day Euro Dollar	Sep 09	47,506,550	48,710,713	1,204,163
382	90 Day Euro Dollar	Dec 10	93,742,800	93,761,900	19,100
382	90 Day Euro Dollar	Mar 11	93,609,100	93,618,650	9,550
99	90 Day Sterling	Sep 09	17,024,143	17,505,829	481,686
57	90 Day Sterling	Dec 09	9,906,852	10,060,712	153,860

					$3,261,859	(1)

(1)	Cash of $865,600 has been segregated to cover requirements for open futures contacts as of March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

	Notional
	Amount		Value at Settlement	Current	Unrealized
Purchase Contracts	(000)		Date Payable	Value	Depreciation
British Pound, Expiring 04/09/09	GBP	172	$253,770	$246,799	$(6,971)
Chinese Yuan, Expiring 07/15/09	CNY	15,621	2,415,000	2,287,960	(127,040)
Euro, Expiring 04/14/09	EUR	98	132,783	130,199	(2,584)
Malaysian Ringgit, Expiring 04/14/09	MYR	4,410	1,250,000	1,209,145	(40,855)
Mexican Peso, Expiring 05/19/09	MXN	132	9,668	9,222	(446)
Philippines Peso, Expiring 05/06/09	PHP	46,889	968,550	966,955	(1,595)
Russian Ruble, Expiring 05/06/09	RUB	119,526	4,921,522	3,478,990	(1,442,532)
Singapore Dollar, Expiring 04/14/09	SGD	2,802	1,910,000	1,841,842	(68,158)
Expiring 07/30/09	SGD	477	330,000	313,533	(16,467)

			$12,191,293	$10,484,645	$(1,706,648)

	Notional				Unrealized
	Amount		Value at Settlement	Current	Appreciation
Sale Contracts	(000)		Date Receivable	Value	(Depreciation)
British Pound, Expiring 04/09/09	GBP	1,255	$1,815,464	$1,800,770	$14,694
Euro, Expiring 04/14/09	EUR	8,751	11,050,964	11,626,220	(575,256)
Malaysian Ringgit, Expiring 04/14/09	MYR	4,410	1,266,546	1,209,145	57,401
Mexican Peso, Expiring 05/19/09	MXN	132	9,689	9,222	467
Philippines Peso, Expiring 05/06/09	PHP	46,889	908,874	966,955	(58,081)
Russian Ruble, Expiring 05/06/09	RUB	119,526	4,327,092	3,478,990	848,102
Singapore Dollar, Expiring 04/14/09	SGD	2,802	1,892,484	1,841,843	50,641
Expiring 07/30/09	SGD	477	332,887	313,533	19,354

			$21,604,000	$21,246,678	$357,322

Interest rate swap agreements outstanding at March 31, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Bank of America(2)	12/17/38		$4,000	5.00%	3 month LIBOR	$(1,340,986)	$—	$(1,340,986)
Barclays Bank PLC(1)	06/17/14		4,400	4.00%	3 month LIBOR	352,516	279,107	73,409
Deutsche Bank AG(1)	06/17/10		100	4.00%	3 month LIBOR	2,767	307	2,460
Morgan Stanley Capital Services, Inc.(1)	06/17/14		3,000	4.00%	3 month LIBOR	240,352	188,681	51,671
Morgan Stanley Capital Services, Inc.(2)	12/17/38		6,100	5.00%	3 month LIBOR	(2,105,625)	47,359	(2,152,984)
Royal Bank of Scotland PLC(1)	06/17/10		7,000	4.00%	3 month LIBOR	193,665	3,285	190,380
Royal Bank of Scotland PLC(1)	06/17/16		4,100	4.00%	3 month LIBOR	358,662	295,496	63,166
Royal Bank of Scotland PLC(2)	12/17/38		900	5.00%	3 month LIBOR	(310,837)	(61,018)	(249,819)
Barclays Bank PLC(1)	01/02/12	BRL	24,600	10.68%	Brazilian interbank lending rate	(182,525)	(16,309)	(166,216)
Goldman Sachs Capital Markets, L.P.(1)	01/02/12	BRL	3,300	10.15%	Brazilian interbank lending rate	(50,936)	(14,448)	(36,488)
Merrill Lynch & Co.(1)	01/02/12	BRL	2,000	14.77%	Brazilian interbank lending rate	66,713	12,096	54,617
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	36,600	10.12%	Brazilian interbank lending rate	(583,260)	(47,856)	(535,404)

						$(3,359,494)	$686,700	$(4,046,194)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2009:

						Upfront	Unrealized
		Notional Amount#		Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Entity/Obligation	Value(5)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Bank of America	06/20/13	$14,550	5.00%	Dow Jones CDX HY-10 100 Index	$(3,964,154)	$(845,882)	$(3,118,272)
Deutsche Bank AG	12/20/13	1,000	1.50%	Dow Jones CDX NA IG 11 5Y	(35,164)	(7,830)	(27,334)

					$(3,999,318)	$(853,712)	$(3,145,606)

							Upfront
					Implied Credit		Premiums	Unrealized
	Termination	Notional Amount#		Reference	Spread at	Fair	Paid	Appreciation
Counterparty	Date	(000) (3)	Fixed Rate	Entity/Obligation	March 31, 2009(4)	Value	(Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Credit Suisse International	03/20/14	$3,000	5.00%	AES Corp., 7.75%, due 03/01/14	7.988%	$(318,147)	$(274,646)	$(43,501)
Citigroup, Inc.	03/20/14	200	5.00%	Aramark Corp., 8.50%, due 02/01/15	6.830%	(13,673)	(5,296)	(8,377)
Goldman Sachs Capital Markets, L.P.	03/20/14	500	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	7.313%	(41,681)	(44,282)	2,601
Citigroup, Inc.	03/20/14	1,800	3.25%	General Electric Capital Corp., 5.625%, due 09/15/17	7.360%	(256,931)	—	(256,931)
Deutsche Bank AG	12/20/12	400	6.70%	General Motors, 7.125%, due 07/15/13	104.456%	(319,328)	—	(319,328)
Merrill Lynch & Co.	12/20/09	500	5.00%	General Motors, 7.125%, due 07/15/13	164.224%	(330,257)	(193,956)	(136,301)
Merrill Lynch & Co.	03/20/12	3,575	5.00%	GMAC LLC, 6.875%, due 08/28/12	19.549%	(1,037,839)	(395,996)	(641,843)
Merrill Lynch & Co.	09/20/13	1,500	5.00%	GMAC LLC, 6.875%, due 08/28/12	18.086%	(515,061)	(336,826)	(178,235)
Citigroup, Inc.	03/20/14	200	5.00%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	7.747%	(19,677)	(12,717)	(6,960)

						$(2,852,594)	$(1,263,719)	$(1,588,875)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

							Upfront	Unrealized
		Notional Amount#			Reference	Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)		Fixed Rate	Entity/Obligation	Value	Paid (Received)	(Depreciation)
Credit default swaps — Buy Protection (2)
Deutsche Bank AG	06/20/14		$825	2.75%	Anadarko Petroleum Corp., 5.95%, due 09/15/16	$(9,600)	$—	$(9,600)
Citigroup, Inc.	03/20/14		100	5.00%	Freescale Semiconductor, 8.875%, due 12/15/14	71,402	68,580	2,822
Barclays Bank PLC	03/20/14	EUR	1,000	2.35%	UBS AG, 1.45%, due 04/18/12	(4,584)	—	(4,584)

						$57,218	$68,580	$(11,362)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Total Return swap agreement outstanding at March 31, 2009:

						Upfront
		Notional Amount#	Fixed	Reference	Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)	rate (2)	Entity/Obligation	Value	Paid (Received)	Appreciation
Merrill Lynch & Co.(1)	04/23/09	4	LIBOR +25 bps	Sandridge Energy, Inc.	$—	$—	$—

(1)	Portfolio pays the Total Return of the reference entity and the counterparty pays the floating rate.

(2)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

#	Notional Amount is shown in U.S. dollars unless otherwise stated. Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$85,700,100	$3,261,859
Level 2 — Other Significant Observable Inputs — Long	441,368,497	(10,141,363)
Level 2 — Other Significant Observable Inputs — Short	(139,869)	—
Level 3 — Significant Unobservable Inputs	1,339,557	—

Total	$528,268,285	$(6,879,504)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$1,040,591
Accrued discounts/premiums	(3,422)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	107,843
Net purchases (sales)	—
Transfers in and/or out of Level 3	194,545

Balance as of 3/31/09	$1,339,557

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Credit contracts	$(4,745,843)
Equity contracts	(122,905)
Foreign exchange contracts	(1,349,326)
Interest rate contracts	12,947,374

Total	$6,729,300

AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 103.1%

AFFILIATED MUTUAL FUNDS — 93.9%

AST AllianceBernstein Growth & Income Portfolio	230,431	$2,592,354
AST DeAM Large-Cap Value Portfolio	1,256,060	6,895,772
AST Federated Aggressive Growth Portfolio	175,021	824,351
AST International Growth Portfolio	485,842	3,386,320
AST International Value Portfolio	474,986	4,673,865
AST Large-Cap Value Portfolio	879,128	7,657,208
AST Marsico Capital Growth Portfolio	591,985	6,825,583
AST MFS Growth Portfolio	644,346	4,201,137
AST Mid-Cap Value Portfolio	93,798	590,928
AST Money Market Portfolio	6,694,982	6,694,982
AST Neuberger Berman Mid-Cap Growth Portfolio*	44,060	534,893
AST PIMCO Total Return Bond Portfolio	673,013	7,679,077
AST Small-Cap Growth Portfolio*	83,055	833,038
AST Small-Cap Value Portfolio	412,440	2,981,943
AST T. Rowe Price Large-Cap Growth Portfolio	663,520	4,684,454
AST Western Asset Core Plus Bond Portfolio	199,261	1,894,971

TOTAL AFFILIATED MUTUAL FUNDS (cost $66,779,202)(w)		62,950,876

COMMON STOCKS — 9.2%

Exchange Traded Funds
iShares COMEX Gold Trust*	25,435	2,299,070
iShares MSCI Emerging Markets Index Fund	107,935	2,677,868
iShares S&P MidCap 400 Index Fund	7,659	372,610
PowerShares Cleantech Portfolio*	51,750	839,385

TOTAL COMMON STOCKS
(cost $6,392,126)		6,188,933

TOTAL INVESTMENTS — 103.1% (cost $73,171,328)		69,139,809

Liabilities in excess of other assets — (3.1)%		(2,084,148)

NET ASSETS — 100.0%		$67,055,661

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$69,139,809	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$69,139,809	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.6%

AFFILIATED MUTUAL FUNDS — 92.7%
AST AllianceBernstein Growth & Income Portfolio	333,637	$3,753,416
AST DeAM Large-Cap Value Portfolio	1,765,980	9,695,233
AST Federated Aggressive Growth Portfolio	378,774	1,784,027
AST International Growth Portfolio	872,139	6,078,808
AST International Value Portfolio	747,538	7,355,774
AST Large-Cap Value Portfolio	1,253,524	10,918,190
AST Marsico Capital Growth Portfolio	817,499	9,425,767
AST MFS Growth Portfolio	880,047	5,737,906
AST Mid-Cap Value Portfolio	131,329	827,370
AST Money Market Portfolio	20,668,343	20,668,343
AST Neuberger Berman Mid-Cap Growth Portfolio*	60,820	738,355
AST PIMCO Total Return Bond Portfolio	2,664,952	30,407,097
AST Small-Cap Growth Portfolio*	178,945	1,794,820
AST Small-Cap Value Portfolio	634,884	4,590,215
AST T. Rowe Price Large-Cap Growth Portfolio	921,930	6,508,823
AST Western Asset Core Plus Bond Portfolio	786,918	7,483,594

TOTAL AFFILIATED MUTUAL FUNDS (cost $129,999,809)(w)		127,767,738

COMMON STOCKS — 8.9%

Exchange Traded Funds
iShares COMEX Gold Trust*	52,558	4,750,718
iShares MSCI Emerging Markets Index Fund	232,335	5,764,231
iShares S&P MidCap 400 Index Fund	13,730	667,965
PowerShares Cleantech Portfolio*	67,846	1,100,462

TOTAL COMMON STOCKS (cost $12,461,533)		12,283,376

TOTAL INVESTMENTS — 101.6% (cost $142,461,342)		140,051,114

Liabilities in excess of other assets — (1.6)%		(2,271,740)

NET ASSETS — 100.0%		$137,779,374

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$140,051,114	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$140,051,114	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%

COMMON STOCKS

Australia — 4.1%
CSL Ltd.	366,747	$8,287,234
QBE Insurance Group Ltd.	954,597	12,805,933
Woolworths Ltd.	766,962	13,311,895
WorleyParsons Ltd.	215,648	2,717,667

		37,122,729

Belgium — 0.7%
Anheuser-Busch InBev NV	226,410	6,240,285

Bermuda — 0.4%
Noble Group Ltd.	4,318,000	3,379,910

Brazil — 4.8%
Banco Itau Holding Financeira SA, ADR	1,126,838	12,259,994
BM&FBOVESPA SA	1,053,523	3,201,783
Cia Vale do Rio Doce, ADR(a)	198,600	2,641,380
Gafisa SA	477,800	2,407,795
Petroleo Brasileiro SA (PRFC Shares)	557,032	6,872,403
Petroleo Brasileiro SA, ADR(a)	385,107	11,734,210
Redecard SA	177,200	2,147,254
WEG SA	401,900	1,992,391

		43,257,210

Canada — 5.4%
Agnico-Eagle Mines Ltd.(a)	88,445	5,034,290
Brookfield Asset Management, Inc. (Class A Stock)	209,994	2,893,717
Canadian National Railway Co.(a)	281,649	9,984,457
Potash Corp. of Saskatchewan, Inc.	70,720	5,714,883
Rogers Communications, Inc. (Class B Stock)	347,024	7,995,755
Shoppers Drug Mart Corp.	362,022	12,444,506
Tim Hortons, Inc.	174,457	4,484,574

		48,552,182

China — 2.4%
China Life Insurance Co. Ltd. (Class H Stock)	3,052,000	10,038,065
China Merchants Bank Co. Ltd. (Class H Stock)	3,167,000	5,518,001
China Oilfield Services Ltd. (Class H Stock)	5,144,000	4,076,763
Industrial & Commercial Bank of China Ltd. (Class H Stock)	4,819,000	2,504,540

		22,137,369

Denmark — 3.0%
Novo Nordisk A/S (Class B Stock)	374,796	17,949,776
Vestas Wind Systems A/S*	222,076	9,744,432

		27,694,208

France — 5.0%
Accor SA	128,731	4,483,616
Alstom SA	274,446	14,215,097
BNP Paribas	59,284	2,451,165
Iliad SA	82,070	7,654,502
Schneider Electric SA	119,731	7,971,250
Vinci SA	234,137	8,696,108

		45,471,738

Germany — 2.7%
Bayerische Motoren Werke AG	86,554	2,505,762
Beiersdorf AG	142,857	6,413,352
E.ON AG	326,495	9,070,390
Linde AG	100,096	6,806,321

		24,795,825

Hong Kong — 2.3%
Cheung Kong Holdings Ltd.	375,000	3,232,064
CNOOC Ltd.	9,963,100	10,011,509
Esprit Holdings Ltd.	676,000	3,449,192
Li & Fung Ltd.	1,732,000	4,060,342

		20,753,107

India — 2.8%
Bharti Airtel Ltd.*	645,833	7,992,658
Cairn India Ltd.*	1,163,224	4,242,795
ICICI Bank Ltd., ADR(a)	256,504	3,408,938
Infosys Technologies Ltd.	358,037	9,386,604

		25,030,995

Indonesia — 0.4%
Bank Rakyat Indonesia	9,960,500	3,630,503

Ireland — 1.8%
CRH PLC (XDUB)	259,846	5,598,978
CRH PLC (XLON)*	74,241	1,617,644
Ryanair Holdings PLC, ADR*(a)	382,561	8,840,985

		16,057,607

Israel — 3.2%
Teva Pharmaceutical Industries Ltd., ADR(a)	635,036	28,608,372

Italy — 0.8%
Saipem SpA	430,989	7,673,021

Japan — 7.3%
Daikin Industries Ltd.	109,500	3,014,754
Daiwa Securities Group, Inc.	706,000	3,128,745
Fast Retailing Co. Ltd.	52,900	6,057,019
Honda Motor Co. Ltd.	121,000	2,880,498
Jupiter Telecommunications Co. Ltd.	14,153	9,454,490
Marubeni Corp.	1,451,000	4,569,976
Mizuho Financial Group, Inc.	1,461,700	2,854,352
Nintendo Co. Ltd.	87,100	25,479,521
Sumitomo Realty & Development Co. Ltd.	129,000	1,441,258
Terumo Corp.	184,500	6,853,389

		65,734,002

Mexico — 0.8%
Cemex SAB de CV, ADR*(a)	1,115,672	6,972,950

Netherlands — 1.7%
ASML Holding NV	160,184	2,841,161
Heineken NV	184,202	5,237,253
Qaigen NV*	437,108	6,992,148

		15,070,562

Singapore — 0.4%
CapitaLand Ltd.	1,715,000	2,629,749

Singapore Airlines Ltd.	196,000	1,292,598

		3,922,347

South Africa — 1.7%
MTN Group Ltd.	845,093	9,367,618
Naspers Ltd. (Class N Stock)	345,500	5,835,841

		15,203,459

Spain — 5.2%
Gamesa Corp. Tecnologica SA	431,992	5,544,319
Iberdrola Renovables SA*	2,150,025	8,912,376
Industria de Diseno Textil SA	245,895	9,588,556
Telefonica SA	1,141,059	22,770,545

		46,815,796

Sweden — 0.8%

Hennes & Mauritz AB (Class B Stock)	187,000	7,030,075

Switzerland — 14.0%
ABB Ltd.*	1,017,266	14,200,436
Actelion Ltd.*	204,660	9,340,321
Compagnie Financiere Richemont SA (Class A stock)	86,624	1,353,048
Credit Suisse Group AG	699,946	21,312,596
Julius Baer Holding AG	177,226	4,359,420
Lonza Group AG	78,228	7,731,398
Nestle SA	696,119	23,532,161
Roche Holding AG	197,411	27,089,166
SGS SA	8,336	8,751,226
Synthes, Inc.	82,808	9,224,330

		126,894,102

Taiwan — 2.0%
Hon Hai Precision Industry Co. Ltd.	2,285,800	5,172,307
MediaTek, Inc.	638,000	6,005,923
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	777,549	6,959,063

		18,137,293

United Kingdom — 19.9%
AMEC PLC	534,761	4,093,537
Amlin PLC	790,145	3,900,047
Autonomy Corp. PLC*	603,571	11,301,693
BAE Systems PLC	3,208,695	15,400,300
BG Group PLC	1,436,608	21,746,799
BP PLC	685,603	4,638,302
British Sky Broadcasting Group PLC	1,511,267	9,400,153
Capita Group PLC (The)	1,564,423	15,230,307
Petrofac Ltd.	478,614	3,674,039
Reckitt Benckiser Group PLC	516,040	19,392,039
Rio Tinto PLC	120,126	4,050,508
Rolls-Royce Group PLC*	3,165,889	13,355,115
Rotork PLC	256,743	3,138,649
Standard Chartered PLC	960,448	11,941,174
Tesco PLC	1,639,534	7,843,152
Tullow Oil PLC	901,659	10,388,730
Vedanta Resources PLC	651,481	6,314,395
Vodafone Group PLC	8,100,801	14,267,703

		180,076,642

United States — 1.0%
Las Vegas Sands Corp.*(a)	544,610	1,639,276
Transocean Ltd.*	122,073	7,182,775

		8,822,051

TOTAL LONG-TERM INVESTMENTS (cost $1,076,964,830)		855,084,340

SHORT-TERM INVESTMENT — 12.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $111,610,239; includes $67,348,825 of cash collateral for securities on loan)(b)(w)	111,610,239	111,610,239

TOTAL INVESTMENTS(o) — 106.9% (cost $1,188,575,069)		966,694,579

Liabilities in excess of other assets — (6.9)%		(62,257,612)

NET ASSETS — 100.0%		$904,436,967

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

PRFC	Preference Shares

XDUB	Dublin Stock Exchange

XLON	London Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $65,647,035; cash collateral of $67,348,825 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of March 31, 2009, 31 securities representing $189,480,254 and 21.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 — Quoted Prices	$777,214,325	—
Level 2 — Other Significant Observable Inputs	189,480,254	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$966,694,579	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of 12/31/08	$3,355,255
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(3,355,255)

Balance as of 3/31/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (7.4% represents investments purchased with collateral from securities on loan)	12.3%
Oil, Gas & Consumable Fuels	10.2
Pharmaceuticals	10.0
Financial Services	5.6
Foods	5.0
Computers	3.7
Entertainment & Leisure	3.6
Telecommunications	3.4
Retail & Merchandising	3.0
Commercial Services	3.0
Insurance	2.9
Media	2.6
Electronic Components	2.5
Construction	2.5
Banks	2.3
Chemicals	2.1
Consumer Products & Services	2.1
Metals & Mining	2.0
Utilities	2.0
Machinery	1.8
Beverages	1.8
Medical Supplies & Equipment	1.7
Aerospace	1.7
Wireless Telecommunication Services	1.6
Real Estate Investment Trusts	1.6
Engineering/R&D Services	1.6
Industrial Products	1.5
Building Materials	1.4
Airlines	1.1
Diversified Resources	1.1
Broadcasting	1.0
Investment Firms	1.0
Diversified Financial Services	0.9
Biotechnology	0.9
Semiconductors	0.8
Healthcare Products	0.8
Clothing & Apparel	0.7
Equipment Services	0.6
Automobile Manufacturers	0.6
Business Services	0.5
Lodging	0.5
Holding Companies — Diversified	0.4
Instruments — Controls	0.3
Hotels, Restaurants & Leisure	0.2

106.9
Liabilities in excess of other assets	(6.9)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 91.5%

COMMON STOCKS — 91.5%

Australia — 2.2%
Amcor Ltd.	511,300	$1,581,384
Australia & New Zealand Banking Group Ltd.	179,544	1,961,938
AWB Ltd.	790,100	676,694
BlueScope Steel Ltd.	420,300	753,977
Centennial Coal Co. Ltd.	413,500	582,851
Downer EDI Ltd.	613,100	1,895,274
Macquarie Group Ltd.	100,700	1,896,194
National Australia Bank Ltd.	181,900	2,539,211
Pacific Brands Ltd.	838,600	143,227
Qantas Airways Ltd.	1,176,500	1,421,564

		13,452,314

Austria — 0.1%
Voestalpine AG	35,200	460,653

Belgium — 0.4%
AGFA-Gevaert NV*	142,500	240,444
Solvay SA	30,300	2,123,540

		2,363,984

Bermuda — 0.3%
Covidien Ltd.	46,500	1,545,660

Brazil — 1.0%
Empresa Brasileira de Aeronautica SA, ADR	180,400	2,393,908
Redecard SA	301,900	3,658,329

		6,052,237

Canada — 3.9%
Canadian National Railway Co.	191,100	6,850,983
Canadian Natural Resources Ltd.	123,900	4,806,432
Potash Corp. of Saskatchewan, Inc.	44,400	3,587,964
Rogers Communications, Inc. (Class B Stock)	350,600	8,078,149

		23,323,528

China — 3.5%
Baidu, Inc., ADR *	23,800	4,203,080
China Life Insurance Co. Ltd. (Class H Stock)	3,440,000	11,314,201
China Merchants Bank Co. Ltd. (Class H Stock)	3,057,476	5,327,173

		20,844,454

Denmark — 3.6%
Danske Bank A/S*	124,600	1,049,010
H. Lundbeck A/S	87,100	1,483,684
Novo Nordisk A/S (Class B Stock)	254,200	12,174,178
Vestas Wind Systems A/S*	155,161	6,808,281

		21,515,153

Finland — 2.2%
Fortum Oyj	187,507	3,574,907
Nokia Oyj	634,936	7,490,974
Pohjola Bank PLC	50,800	299,669
Rautaruukki Oyj	32,000	512,735
TietoEnator Oyj	98,000	1,016,887

		12,895,172

France — 10.1%
Air Liquide SA	38,202	3,108,509
AXA SA	343,637	4,131,844
BNP Paribas	177,271	7,329,472
Cap Gemini SA	33,100	1,065,118
Ciments Francais SA	5,600	409,507
Compagnie Generale des Establissements Michelin (Class B Stock)	20,800	771,844
Credit Agricole SA	65,700	725,548
France Telecom SA	350,102	7,977,267
Groupe Danone	219,344	10,683,501
Lafarge SA	12,892	580,480
Lagardere SCA	27,300	766,585
LVMH Moet Hennessy Louis Vuitton SA	142,667	8,963,719
Rallye SA	27,900	501,901
Safran SA	143,100	1,332,763
Sanofi-Aventis SA	77,100	4,341,209
SEB SA	29,567	800,977
Societe Generale	13,900	544,794
Thales SA	24,700	936,583
Total SA	52,600	2,615,429
Valeo SA	15,899	232,464
Vivendi	92,800	2,456,641

		60,276,155

Germany — 6.1%
Allianz SE	8,900	748,022
Aurubis AG	39,658	1,006,901
BASF SE	66,800	2,022,629
Daimler AG	51,500	1,305,512
Deutsche Bank AG	38,200	1,537,805
Deutsche Lufthansa AG	80,500	873,803
E.ON AG	291,323	8,093,273
Fresenius Medical Care AG & Co. KGaA	97,200	3,778,644
Hannover Rueckversicherung AG	28,800	918,331
MTU Aero Engines Holding AG	65,900	1,544,470
Muenchener Rueckversicherungs AG	12,100	1,475,786
SAP AG	298,770	10,590,543
Suedzucker AG	54,000	1,041,014
ThyssenKrupp AG	108,200	1,893,252

		36,829,985

Greece — 1.3%
Alpha Bank A.E.*	60,100	397,648
Mytilineos Holdings SA	30,000	147,077
National Bank of Greece SA	325,231	4,930,296
OPAP SA	95,200	2,506,894

		7,981,915

Guernsey — 0.7%
Amdocs Ltd.*	218,200	4,041,064

Hong Kong — 2.8%
Chaoda Modern Agriculture Holdings Ltd.	1,734,602	1,033,813
China Mobile Ltd.	734,678	6,399,718
Hong Kong Exchanges and Clearing Ltd.	661,600	6,243,824

Kingboard Chemical Holdings Ltd.	818,000	1,681,813
Noble Group Ltd.	1,099,000	860,241
Orient Overseas International Ltd.	119,307	296,732

		16,516,141

Ireland — 0.1%
Irish Life & Permanent PLC	206,800	302,231

Israel — 2.6%
Teva Pharmaceutical Industries Ltd., ADR	346,574	15,613,159

Italy — 1.5%
Banco Popolare SC	87,100	400,396
Enel SpA	251,700	1,208,054
ENI SpA	114,900	2,231,839
Finmeccanica SpA	61,500	765,615
Fondiaria-Sai SpA	47,400	554,187
Indesit Co. SpA	99,900	244,882
Intesa Sanpaolo SpA	300,000	826,059
Parmalat Finanziaria SpA*	448,250	65,510
Telecom Italia SpA	1,897,100	2,447,399

		8,743,941

Japan — 12.7%
Alpine Electronics, Inc.	57,400	375,244
Alps Electric Co. Ltd.	108,200	374,049
Aoyama Trading Co. Ltd.	63,500	838,333
Asahi Kasei Corp.	426,000	1,547,227
Astellas Pharma, Inc.	79,200	2,450,933
Circle K Sunkus Co. Ltd.	75,700	1,079,174
Denki Kagaku Kogyo Kabushiki Kaisha	312,000	565,792
Fanuc Ltd.	80,890	5,532,635
Fuji Fire & Marine Insurance Co. Ltd. (The)*	282,000	216,575
Hitachi Capital Corp.	62,100	668,469
Hitachi Information Systems Ltd.	73,600	1,210,597
Honda Motor Co. Ltd.	35,200	837,963
Kddi Corp.	400	1,883,656
Keihin Corp.	135,000	1,464,318
Komatsu Ltd.	217,413	2,406,058
Kyoei Steel Ltd.	67,900	1,337,534
Kyowa Exeo Corp.	97,000	792,173
Marubeni Corp.	399,000	1,256,665
Mitsubishi Corp.	119,600	1,585,505
Mitsui & Co. Ltd.	158,000	1,609,592
Mitsui Chemicals, Inc.	217,000	531,169
Mitsui Mining & Smelting Co. Ltd.*	475,000	790,283
Nifco, Inc.	72,900	795,986
Nintendo Co. Ltd.	26,588	7,777,836
Nippon Express Co. Ltd.	336,000	1,058,879
Nippon Light Metal Co. Ltd.*	1,350,000	995,013
Nippon Oil Corp.	433,900	2,161,955
Nippon Shokubai Co. Ltd.	273,000	1,722,770
Nippon Telegraph & Telephone Corp.	60,000	2,289,882
Nissan Motor Co. Ltd.	240,700	869,969
NTT DoCoMo, Inc.	1,400	1,907,410
Omron Corp.	69,500	824,337
Onward Holdings Co. Ltd.	144,000	953,226
Panasonic Corp.	128,800	1,421,800
Ricoh Co. Ltd.	137,000	1,656,592
Sanwa Holdings Corp.	437,000	1,230,328
Seino Holdings Co. Ltd.	232,000	1,122,121
SMK Corp.	98,000	210,940
Sumitomo Corp.	227,100	1,973,382
Sumitomo Electric Industries Ltd.	185,100	1,559,594
Sumitomo Mitsui Financial Group, Inc.	30,000	1,056,341
Takeda Pharmaceutical Co. Ltd.	66,200	2,296,780
Takefuji Corp.	194,800	921,372
Tokai Tokyo Securities Co. Ltd.	58,000	104,861
Toppan Forms Co. Ltd.	71,100	808,334
Toyota Motor Corp.	290,700	9,233,755
UNY Co. Ltd.	141,000	1,117,983
Yokohama Rubber Co. Ltd. (The)	200	842
Zeon Corp.	304,000	825,853

		76,252,085

Liechtenstein
Verwaltungs und Privat Bank AG	4,600	269,542

Mexico — 1.7%
America Movil SAB de CV (Class L Stock), ADR	149,400	4,045,752
Wal-Mart de Mexico SAB de CV (Class V Stock)	2,703,600	6,313,808

		10,359,560

Netherlands — 1.3%
Aegon NV	155,700	604,869
CSM NV	84,200	983,100
ING Groep NV, ADR	127,500	702,997
Koninklijke DSM NV	71,300	1,877,064
Oce NV	126,300	376,046
Schlumberger Ltd.	79,359	3,223,562

		7,767,638

New Zealand — 0.2%
Air New Zealand Ltd.	1,857,800	953,799

Norway — 0.5%
DnB NOR ASA	324,200	1,459,339
Norsk Hydro ASA	91,500	345,838
StatoilHydro ASA	73,000	1,291,584

		3,096,761

Portugal — 0.4%
Banco Espirito Santo SA	115,492	449,588
Portugal Telecom SGPS SA	258,000	1,998,406

		2,447,994

Singapore — 0.4%
MobileOne Ltd.	459,090	450,500
Neptune Orient Lines Ltd.	743,000	577,513
Singapore Airlines Ltd.	169,000	1,114,536

		2,142,549

Spain — 2.9%
Banco Bilbao Vizcaya Argentaria SA	186,100	1,510,716
Banco Santander SA	523,200	3,607,701
Repsol YPF SA	104,500	1,809,073
Telefonica SA	525,757	10,491,809

		17,419,299

Sweden — 2.1%
Electrolux AB (Class B Stock)*	107,200	841,229

Hennes & Mauritz AB (Class B Stock)	252,634	9,497,519
Nordea Bank AB	94,600	471,883
Svenska Handelsbanken AB	128,100	1,815,662

		12,626,293

Switzerland — 9.4%
Adecco SA	32,200	1,006,480
Baloise Holding AG	28,500	1,823,970
Clariant AG*	262,000	1,015,040
Credit Suisse Group AG	74,100	2,256,265
Georg Fischer AG*	3,900	457,050
Givaudan SA	5,721	2,965,290
Holcim Ltd.	27,500	980,365
Julius Baer Holding AG	157,365	3,870,878
Logitech International SA*	250,130	2,590,734
Nestle SA	458,975	15,515,557
Novartis AG	201,957	7,643,247
Rieter Holding AG	5,000	536,765
Roche Holding AG	69,287	9,507,713
Swiss Re	63,611	1,041,649
Swisscom AG	9,000	2,528,112
Zurich Financial Services AG	17,200	2,721,356

		56,460,471

Turkey — 0.7%
Turkcell Iletisim Hizmet A/S	904,758	4,434,688

United Kingdom — 16.8%
ARM Holdings PLC	2,045,719	3,008,669
AstraZeneca PLC	125,300	4,406,553
Aviva PLC	169,600	526,243
Barclays PLC	247,500	525,583
Beazley Group PLC	619,500	764,442
BP PLC	896,600	6,065,757
Brit Insurance Holdings PLC	459,500	1,190,056
British American Tobacco PLC	229,961	5,322,224
British Sky Broadcasting Group PLC	632,921	3,936,799
BT Group PLC	1,472,300	1,651,991
Carnival PLC	370,362	8,422,874
Centrica PLC	309,800	1,012,382
Dairy Crest Group PLC	218,184	824,130
Davis Service Group PLC	80,600	302,710
Drax Group PLC	175,300	1,299,143
DS Smith PLC	528,500	379,157
GKN PLC	468,500	458,793
GlaxoSmithKline PLC	120,500	1,880,273
Go-Ahead Group PLC	67,088	1,058,869
Greene King PLC	174,200	1,223,504
IMI PLC	307,700	1,197,573
Legal & General Group PLC	1,091,100	673,190
Lloyds TSB Group PLC	611,350	620,174
Marston’s PLC	515,200	999,811
Old Mutual PLC	904,597	673,639
Premier Foods PLC	854,149	419,758
Premier Foods PLC, Sub Shares	1,067,686	126,387
Reckitt Benckiser Group PLC	257,729	9,685,084
Royal & Sun Alliance Insurance Group PLC	528,000	985,634
Royal Dutch Shell PLC (Class B Stock)	307,400	6,752,796
SABMiller PLC	250,906	3,733,313
Smith & Nephew PLC	1,033,642	6,407,056
Spectris PLC	107,672	621,832
Standard Chartered PLC	748,055	9,300,509
Tate & Lyle PLC	287,800	1,075,730
Thomas Cook Group PLC	292,900	1,008,638
Tomkins PLC	547,600	952,686
TT Electronics PLC	87,300	25,052
Vodafone Group PLC	1,388,900	2,446,229
Vodafone Group PLC, ADR	417,500	7,272,850
WPP PLC	185,600	1,045,921

		100,284,014

TOTAL COMMON STOCKS (cost $899,292,535)		547,272,439

	Units
RIGHTS*

Belgium
Fortis, expiring 03/09/14	88,600	—

Finland
Pohjola Bank PLC, expiring 04/24/09	50,800	68,843

Portugal
Banco Espirito Santo SA, expiring 04/07/09	5,392	8,597

United Kingdom
Beazley Group PLC, expiring 04/07/09	157,947	113

TOTAL RIGHTS (cost $208,088)		77,553

TOTAL LONG-TERM INVESTMENTS (cost $899,500,623)		547,349,992

	Shares
SHORT-TERM INVESTMENT — 8.0%

AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund — Taxable Money Market Series (cost $48,042,169)(w)	48,042,169	48,042,169

TOTAL INVESTMENTS(o) — 99.5% (cost $947,542,792)		595,392,161

Other assets in excess of liabilities(x) — 0.5%		3,205,845

NET ASSETS — 100.0%		$598,598,006

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

EUR	Euro

GBP	British Pound

MXN	Mexican Peso

*	Non-income producing security.

(o)	As of March 31, 2009, 74 securities representing $126,023,772 and 21.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:
Forward foreign currency exchange contracts outstanding at March 31, 2009:

		Notional
		Amount	Value at Settlement	Current	Unrealized
Purchase Contracts		(000)	Date Payable	Value	Depreciation
Euro, Expiring 06/16/09	EUR	14,932	$20,052,842	$19,840,660	$(212,182	)(1)

		Notional
		Amount	Value at Settlement	Current	Unrealized
Sale Contracts		(000)	Date Receivable	Value	Appreciation
British Pound, Expiring 06/19/09	GBP	4,903	$7,514,092	$7,037,048	$477,044
Euro, Expiring 06/16/09	EUR	19,481	25,965,679	25,885,073	80,606
Mexican Peso, Expiring 05/29/09	MXN	101,960	7,163,885	7,119,582	44,303

			$40,643,656	$40,041,703	$601,953	(1)

(1)	The amounts represent fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$469,173,159	—
Level 2 — Other Significant Observable Inputs	126,027,105	$389,771
Level 3 — Significant Unobservable Inputs	191,897	—

Total	$595,392,161	$389,771

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$4,548,738
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(388,308)
Net purchases (sales)	511,665
Transfers in and/or out of Level 3	(4,480,198)

Balance as of 3/31/09	$191,897

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2009 were as follows:

Telecommunications	13.6%
Pharmaceuticals	10.3
Affiliated Money Market Mutual Fund	8.0
Financial — Bank & Trust	7.0
Oil, Gas & Consumable Fuels	5.2
Food	5.2
Insurance	5.1
Entertainment & Leisure	4.9
Chemicals	4.0
Computer Services & Software	2.4
Diversified Financial Services	2.2
Automobile Manufacturers	2.0
Transportation	1.9
Retail & Merchandising	1.8
Consumer Products & Services	1.7
Holding Companies — Diversified	1.5
Healthcare Products	1.4
Electric	1.3
Electronic Components & Equipment	1.2
Financial Services	1.2
Aerospace/Defense	1.2
Banks	1.1
Energy — Alternate Sources	1.1
Auto Parts & Equipment	1.0
Tobacco	0.9
Beverages	0.8
Airlines	0.8
Media	0.7
Machinery & Equipment	0.7
Internet	0.7
Electronics	0.7
Healthcare — Services	0.6
Iron / Steel	0.6
Conglomerates	0.6
Distribution/Wholesale	0.5
Building Materials	0.5
Semiconductors	0.5
Metals & Mining	0.5
Computer Hardware	0.4
Utilities	0.4
Diversified Manufacturing	0.4
Commercial Services	0.4
Office Equipment	0.4
Equipment Services	0.3
Agriculture	0.3
Containers & Packaging	0.3
Metal Fabricate/Hardware	0.3
Home Furnishings	0.2
Gas Distribution	0.2
Clothing & Apparel	0.2
Coal	0.1
Forest & Paper Products	0.1
Appliances	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Moody’s	Interest		Maturity	Principal
	Rating†	Rate		Date	Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%

ASSET—BACKED SECURITIES — 3.6%
Bank of America Credit Card Trust, Series 2006-A6, Class A6	Aaa	0.586	%(f)	11/15/13	$1,100	$1,011,800
Bank of America Credit Card Trust, Series 2006-A15, Class A15	Aaa	0.556	(f)	04/15/14	5,300	4,781,713
Bank of America Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.756	(f)	12/16/13	1,400	1,316,290
Bank One Issuance Trust, Series 2003-A8, Class A8	Aaa	0.806	(f)	05/16/16	3,000	2,585,312
Capital Auto Receivables Asset Trust, Series 2007-1, Class A3B	Aaa	0.566	(f)	04/15/11	5,646	5,523,511
Capital Auto Receivables Asset Trust, Series 2007-3, Class A3A	Aaa	5.02		09/15/11	1,816	1,819,015
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B	Aaa	1.2562	(f)	09/15/10	2,113	2,100,393
Capital Auto Receivables Asset Trust, Series 2008-2, Class A2A	Aaa	3.74		03/15/11	385	384,832
Capital Auto Receivables Asset Trust, Series 2008-2, Class A2B	Aaa	1.4762	(f)	03/15/11	2,770	2,740,948
Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3	Aaa	5.47		06/15/11	4,084	4,129,232
Carmax Auto Owner Trust, Series 2008-2, Class A2A	Aaa	4.06		09/15/11	1,158	1,161,431
Chase Issuance Trust, Series 2005-A6, Class A6	Aaa	0.626	(f)	07/15/14	1,500	1,338,754
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.626	(f)	12/15/14	5,600	4,952,407
Chase Issuance Trust, Series 2006-C4, Class C4	Baa2	0.846	(f)	01/15/14	1,000	613,316
Chase Issuance Trust, Series 2007-A16, Class A16	Aaa	1.62	(f)	06/16/14	8,200	7,408,052
Chase Issuance Trust, Series 2008-A13, Class A13	Aaa	2.82	(f)	09/15/15	1,000	914,595
Citibank Credit Card Issuance Trust, Series 2004-A7, Class A7	Aaa	1.3388	(f)	11/25/13	3,000	2,762,340
Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3	Aaa	0.592	(f)	04/24/14	10,000	9,040,821
Citibank Credit Card Issuance Trust, Series 2006-A1, Class A1	Aaa	1.2813	(f)	02/09/15	3,500	3,079,372
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	1.38	(f)	12/17/18	11,700	8,893,417
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF2	Aaa	4.751		08/25/35	796	749,334
Daimler Chrysler Auto Trust, Series 2006-D, Class A3	AAA(e)	4.98		02/08/11	3,641	3,657,895
Fieldstone Mortgage Investment Corp., Series 2005-1, Class M3	A1	1.0619	(f)	03/25/35	5,000	4,145,446
Ford Credit Auto Owner Trust, Series 2008-A, Class A2	Aaa	1.1563	(f)	07/15/10	1,804	1,793,663
GS Auto Loan Trust, Series 2006-1, Class A3	Aaa	5.37		12/15/10	699	703,384
GSAMP Trust, Series 2005-WMC1, Class A4	Aa1	0.902	(f)	09/25/35	4,495	3,540,961
HFC Home Equity Loan Asset Backed Certificates, Series 2007-3, Class A1	Aaa	1.345	(f)	11/20/36	7,651	6,828,118
Home Equity Asset Trust, Series 2005-5, Class 2A2	Aaa	0.772	(f)	11/25/35	2,899	2,590,682
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3	Aaa	5.12		10/15/10	819	824,823
Honda Auto Receivables Owner Trust, Series 2007-1, Class A3	AAA(e)	5.10		03/18/11	4,003	4,048,645

Honda Auto Receivables Owner Trust, Series 2007-3 Class A3	Aaa	0.736	(f)	02/15/11	1,920	1,908,565
Honda Auto Receivables Owner Trust, Series 2007-2, Class A3	Aaa	5.46		05/21/11	806	817,640
Honda Auto Receivables Owner Trust, Series 2008-1, Class A2	Aaa	3.77		09/20/10	901	904,532
Hyundai Auto Receivables Trust, Series 2007-A, Class A3A	Aaa	5.04		01/17/12	1,298	1,319,383
MBNA Credit Card Master Note Trust, Series 2004-A8, Class A8	Aaa	0.706	(f)	01/15/14	2,000	1,831,774
MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2	Aaa	0.616	(f)	06/15/15	1,000	858,687
MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5	Aaa	0.616	(f)	10/15/15	1,500	1,269,631
MBNA Credit Card Master Note Trust, Series 2006-C1, Class C1	Baa2	0.976	(f)	07/15/15	7,000	3,483,567
Nissan Auto Receivables Owner Trust, Series 2008-B, Class A2	Aaa	3.80		10/15/10	3,550	3,566,741
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2	Aaa	2.94		07/15/11	10,000	10,006,626
Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3	Aaa	4.437	(f)	07/25/35	1,026	883,147
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI5	Aaa	4.07	(f)	07/25/32	1,719	1,608,817
USAA Auto Owner Trust, Series 2006-3, Class A3	Aaa	5.36		02/15/11	700	704,489
USAA Auto Owner Trust, Series 2007-1, Class A3	Aaa	5.43		10/17/11	863	874,142
USAA Auto Owner Trust, Series 2008-2, Class A2	Aaa	3.91		01/15/11	865	869,092
Wachovia Auto Loan Owner Trust, Series 2006-2A, Class A3, 144A	Aaa	5.23		08/22/11	1,078	1,081,507
Wells Fargo Home Equity Trust, Series 2005-3, Class AI1A, 144A	Aaa	0.792	(f)	11/25/35	830	765,825
World Omni Auto Receivables Trust, Series 2006-B, Class A3	Aaa	5.15		11/15/10	1,259	1,261,614

TOTAL ASSET-BACKED SECURITIES (cost $127,727,283)						129,456,281

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.8%

Banc of America Commercial Mortgage, Inc., Series 2005-4, Class A3	AAA(e)	4.891		07/10/45	2,000	1,704,133
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334	(f)	09/10/45	1,345	1,221,067
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A2	AAA(e)	5.713		05/10/45	7,000	6,309,503
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A2	AAA(e)	5.806		07/10/44	5,000	3,771,973
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(e)	5.395		12/11/40	2,000	1,701,072
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A2	Aaa	4.945		02/11/41	1,941	1,639,155
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A3	Aaa	4.55		06/11/41	2,000	1,671,185
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A2	AAA(e)	5.426		09/11/41	1,370	1,206,533
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A3	AAA(e)	5.209		12/11/38	10,000	7,725,385
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4	Aaa	5.537		10/12/41	2,593	2,137,238

Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2	Aaa	5.205		02/11/44	2,970	2,433,063
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A2	AAA(e)	5.613		06/11/50	10,235	8,071,412
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(e)	5.33		01/12/45	2,000	1,651,927
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(e)	5.588		09/11/42	1,210	970,423
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.726	(f)	03/15/49	2,000	1,734,396
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A3	Aaa	5.226	(f)	07/15/44	1,790	1,487,528
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.2256	(f)	07/15/44	2,000	1,606,989
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A2	Aaa	5.56		10/15/48	2,000	1,755,368
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	Aaa	5.205		12/11/49	26,275	21,067,176
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A2	Aaa	5.655		11/15/44	2,000	1,616,019
Commercial Mortgage Pass – Through Certificates, Series 2005-C6, Class A3	Aaa	5.144		06/10/44	5,000	4,569,239
Commercial Mortgage Pass – Through Certificates, Series 2006-C7, Class A3	AAA(e)	5.7058	(f)	06/10/46	6,625	5,476,931
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A2B	Aaa	5.248		12/10/46	15,605	12,935,805
Commercial Mortgage Pass – Through Certificates, Series 2007-C9, Class A2	Aaa	5.811	(f)	12/10/49	2,000	1,675,325
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(e)	5.609	(f)	02/15/39	5,800	4,702,411
Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A2	Aaa	5.658	(f)	03/15/39	990	799,495
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2	Aaa	5.183		11/15/36	4,158	3,936,434
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A3	Aaa	4.645		07/15/37	6,950	5,762,978
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2	AAA(e)	6.07		06/10/38	6,413	6,269,696
GE Capital Commercial Mortgage Corp., Series 2003-C2, Class A3	Aaa	4.95		07/10/37	11,000	10,210,423
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417		12/10/49	12,395	10,250,504
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A3	Aaa	5.915	(f)	07/10/38	6,310	4,933,049
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AAB	Aaa	6.114	(f)	07/10/38	1,675	1,446,648
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381		03/10/39	18,970	15,887,775
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778	(f)	08/10/45	16,025	13,515,249
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	Aaa	4.654		01/12/37	6,219	5,068,973
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.2805	(f)	01/12/43	10,000	8,326,158
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3	Aaa	4.959		08/15/42	9,235	7,070,183
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491	(f)	12/12/44	3,790	3,175,000
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A3B	Aaa	5.579		05/12/45	10,000	7,954,604
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A3	Aaa	5.45		12/12/43	3,335	2,749,557
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2	Aaa	6.051	(f)	04/15/45	2,303	2,049,013

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A3B	Aaa	5.8751	(f)	04/15/45	10,000	7,918,599
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	Aaa	5.388		05/15/45	10,000	7,841,304
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A3	Aaa	5.79		02/15/51	4,240	2,832,543
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A2	Aaa	5.855		02/12/51	2,000	1,683,752
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A2	Aaa	5.868	(f)	06/15/32	10,000	9,007,356
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262		09/15/39	1,500	1,326,005
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A3	Aaa	5.337		09/15/39	2,000	1,565,232
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2	AAA(e)	5.318		02/15/40	6,765	5,857,569
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2	AAA(e)	5.303		02/15/40	2,000	1,655,207
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A2	Aaa	5.845		07/15/40	2,000	1,689,628
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2	AAA(e)	5.588		09/15/45	2,000	1,590,151
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2	AAA(e)	5.439	(f)	02/12/39	12,000	10,906,992
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(e)	5.5998	(f)	02/12/39	1,600	1,134,241
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class ASB	Aaa	5.878	(f)	06/12/46	3,000	2,615,681
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A1	Aaa	5.549		06/12/50	1,981	1,957,815
Morgan Stanley Capital I, Series 2005-HQ7, Class A4	Aaa	5.2077	(f)	11/14/42	1,745	1,362,793
Morgan Stanley Capital I, Series 2006-HQ10, Class A2	Aaa	5.283		11/12/41	6,686	5,948,017
Morgan Stanley Capital I, Series 2006-HQ9, Class A2	AAA(e)	5.618		07/12/44	10,000	8,735,601
Morgan Stanley Capital I, Series 2006-IQ12, Class A2	AAA(e)	5.283		12/15/43	2,000	1,737,969
Morgan Stanley Capital I, Series 2006-T23, Class A4	AAA(e)	5.8106	(f)	08/12/41	2,000	1,784,351
Morgan Stanley Capital I, Series 2007-T25, Class A2	Aaa	5.507		11/12/49	2,000	1,487,308
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A3	Aaa	5.2853	(f)	12/15/44	2,000	1,676,592
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	Aaa	5.558	(f)	03/15/45	2,000	1,515,763
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A2	Aaa	5.624		07/15/45	15,000	13,280,186
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275		11/15/48	5,510	4,783,172
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A2	Aaa	5.421		04/15/47	2,000	1,577,828
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1	Aaa	5.686		06/15/49	19,964	19,746,885
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	5.858	(f)	02/15/51	14,315	12,240,712
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.50		10/15/48	1,410	1,237,032

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $358,979,061)						346,943,279

CORPORATE BONDS — 34.8%

Aerospace/Defense — 0.6%
Boeing Co., Notes(c)	A2	6.00		03/15/19	5,575	5,725,988
General Dynamics Corp., Gtd. Notes(c)	A2	5.25		02/01/14	11,510	12,274,886
Raytheon Co., Sr. Unsec’d. Notes(c)	Baa1	5.375		04/01/13	2,000	2,098,324

						20,099,198

Banking — 6.0%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN(c)	A1	7.30	08/20/13	2,000	1,856,508
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.375	08/15/11	1,500	1,397,835
Bank of America Corp., Sr. Unsec’d. Notes(c)	A2	5.65	05/01/18	39,300	32,786,810
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes	Aa2	5.125	08/27/13	1,750	1,791,139
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	Aa2	4.50	04/01/13	5,000	4,954,955
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25	02/01/18	12,000	12,392,568
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50	04/11/13	4,650	4,085,360
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50	08/19/13	11,430	10,503,198
Citigroup, Inc., Sr. Unsec’d. Notes(c)	A3	6.125	05/15/18	15,000	12,947,055
Credit Suisse, Sub. Notes	Aa2	6.00	02/15/18	10,000	8,722,010
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	6.15	04/01/18	30,065	27,461,911
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(c)	A1	7.50	02/15/19	16,670	16,633,543
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00	01/15/18	19,150	19,343,088
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.45	01/09/17	10,000	8,750,000
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95	12/28/17	9,450	8,584,408
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625	04/01/18	20,000	19,070,139
US Bank NA, Sub. Notes	Aa2	6.375	08/01/11	8,500	8,926,938
Wachovia Corp., Sr. Unsec’d. Notes, MTN(c)	A1	5.75	02/01/18	10,000	8,858,760
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A1	4.375	01/31/13	1,500	1,398,077
Wells Fargo & Co., Sr. Unsec’d. Notes(c)	A1	5.625	12/11/17	9,000	8,211,708

					218,676,010

Brokerage — 0.6%
Merrill Lynch & Co., Inc., Notes, MTN(c)	A2	6.875	04/25/18	27,865	21,793,020

Cable — 1.2%
Comcast Corp., Gtd. Notes	Baa2	4.95	06/15/16	5,635	5,112,568
Comcast Corp., Gtd. Notes	Baa2	5.875	02/15/18	10,000	9,507,950
Comcast Corp., Gtd. Notes	Baa2	6.50	01/15/15	3,382	3,362,959
COX Communications, Inc., Notes, 144A (original cost $5,364,710; purchased 7/15/08-1/29/09)(g)	Baa3	6.25	06/01/18	5,800	5,152,349
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	7.75	11/01/10	3,400	3,461,897
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.20	07/01/13	2,750	2,677,092
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	8.25	04/01/19	1,490	1,531,157
Time Warner Cable, Inc., Gtd. Notes(c)	Baa2	8.75	02/14/19	9,725	10,326,258

					41,132,230

Capital Goods — 1.0%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	4.90	08/15/13	925	880,431
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	7.05	10/01/18	4,000	3,741,576
Caterpillar, Inc., Sr. Unsec’d. Notes(c)	A2	7.90	12/15/18	5,000	5,173,355
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	5.30	03/01/18	900	919,832
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	5.00	02/15/19	5,600	5,591,102
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A	A1	5.75	10/17/16	4,500	4,558,577
United Technologies Corp., Sr. Unsec’d. Notes(c)	A2	5.375	12/15/17	6,500	6,654,590
United Technologies Corp., Sr. Unsec’d. Notes	A2	6.125	02/01/19	3,735	4,020,810
Waste Management, Inc., Gtd. Notes	Baa3	7.375	03/11/19	3,680	3,753,320

					35,293,593

Chemicals — 0.2%
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	5.00	07/15/13	1,600	1,657,216
Monsanto Co., Sr. Unsec’d. Notes	A2	7.375	08/15/12	5,500	6,088,896

					7,746,112

Consumer — 1.2%
Clorox Co., Sr. Unsec’d. Notes	Baa2	5.95	10/15/17	11,522	11,377,940
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	7.50	11/01/18	7,500	8,862,630
Procter & Gamble Co., Notes(c)	Aa3	4.70	02/15/19	10,000	10,086,750
Procter & Gamble Co., Sr. Unsec’d. Notes	Aa3	4.60	01/15/14	11,545	12,218,177

					42,545,497

Electric — 3.9%
Atlantic City Electric Co., First Mtge.	A3	7.75	11/15/18	3,350	3,750,982
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge.	Baa2	7.00	03/01/14	7,340	7,654,666
Connecticut Light & Power Co., First. Ref. Mort.	A3	5.50	02/01/19	2,400	2,457,266
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	A1	7.125	12/01/18	10,000	10,636,730
Consumers Energy Co., First Mtge.	Baa1	6.125	03/15/19	1,000	991,820
Consumers Energy Co., First Mtge.(c)	Baa1	6.70	09/15/19	9,000	9,316,737
Delmarva Power & Light Co., First Mtge.	Baa1	6.40	12/01/13	4,200	4,409,777
Detroit Edison Co. (The), Genl. Ref. Mort.	A3	6.40	10/01/13	4,150	4,436,649
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	6.25	06/30/12	2,311	2,390,799
Duke Energy Carolinas LLC, First Ref. Mort.	A2	7.00	11/15/18	8,000	9,185,456
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	5.80	04/30/18	500	491,819
FPL Group Capital, Inc., Gtd. Notes	A2	6.00	03/01/19	10,000	10,234,820
Georgia Power Co., Sr. Unsec’d. Notes	A2	6.00	11/01/13	7,700	8,345,468
Indiana Michigan Power Co., Sr. Notes	Baa2	7.00	03/15/19	2,000	1,953,012
Ohio Power Co., Sr. Unsec’d. Notes	A3	5.75	09/01/13	2,000	2,005,432
Oncor Electric Delivery Co., First Mtge., 144A	Baa3	5.95	09/01/13	700	678,166
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	8.25	10/15/18	10,000	11,785,860
Pacificorp., First Mtge.	A3	5.50	01/15/19	2,000	2,047,540
Pacificorp., First Mtge.	A3	5.65	07/15/18	850	878,694
Peco Energy Co., First Mtge., MTN	A2	5.60	10/15/13	3,000	3,068,730
PPL Electric Utilities Corp., First Mtge.	A3	7.125	11/30/13	5,000	5,484,485
Progress Energy Carolinas, Inc., First Mtge.	A2	5.30	01/15/19	3,305	3,346,002
Progress Energy, Inc., Sr. Unsec’d. Notes(c)	Baa2	7.05	03/15/19	6,000	6,112,944
Public Service Co. of Colorado, First Mtge.	A3	5.80	08/01/18	1,000	1,052,429
Public Service Electric & Gas Co., First Mtge., MTN	A3	6.33	11/01/13	14,000	15,061,844
Sierra Pacific Power Co., Genl. Ref. Mort.	Baa3	5.45	09/01/13	1,275	1,244,346
Southern California Edison Co., First Mtge.	A2	5.75	03/15/14	2,750	2,973,347
Southern California Edison Co., First Ref. Mort.	A2	5.50	08/15/18	4,250	4,395,546
Wisconsin Electric Power Co., Sr. Unsec’d. Notes	A1	6.00	04/01/14	1,350	1,466,177

					137,857,543

Energy — Integrated — 1.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	Aa1	5.25	11/07/13	18,770	20,090,412
Chevron Corp., Sr. Notes	Aa1	4.95	03/03/19	7,340	7,501,363
ConocoPhillips, Gtd. Notes(c)	A1	5.75	02/01/19	10,000	10,066,290
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125	02/15/19	4,300	4,432,741
Marathon Oil Corp., Sr. Notes	Baa1	6.50	02/15/14	3,850	3,908,828
Marathon Oil Corp., Sr. Notes	Baa1	7.50	02/15/19	1,800	1,813,480
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.05	05/15/18	650	558,943

Shell International Financial BV, Gtd. Notes (Netherlands)	Aa1	4.00	03/21/14	10,415	10,561,133

					58,933,190

Energy — Other — 1.1%
Apache Corp., Notes	A3	6.90	09/15/18	2,400	2,617,248
Devon Energy Corp., Sr. Notes	Baa1	5.625	01/15/14	1,800	1,825,763
Devon Energy Corp., Sr. Notes	Baa1	6.30	01/15/19	1,500	1,463,513
EnCana Corp., (Canada), Sr. Unsec’d. Notes(c)	Baa2	5.90	12/01/17	3,250	3,067,438
Halliburton Co., Sr. Unsec’d. Notes(c)	A2	6.15	09/15/19	3,500	3,556,445
Occidental Petroleum Corp., Sr. Unsec’d. Notes(c)	A2	7.00	11/01/13	10,000	11,164,960
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	6.00	03/15/18	650	612,378
Valero Energy Corp., Sr. Unsec’d. Notes(c)	Baa2	9.375	03/15/19	6,610	6,823,966
Weatherford International Ltd., Gtd. Notes	Baa1	7.00	03/15/38	500	363,511
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625	06/15/13	1,500	1,452,348
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.75	12/15/13	5,050	5,105,358
XTO Energy, Inc., Sr. Unsec’d. Notes(c)	Baa2	5.50	06/15/18	2,425	2,252,442

					40,305,370

Food — 4.4%
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.20	01/15/14	4,050	4,243,813
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.75	01/15/19	11,175	11,142,604
Coca-Cola Co. (The), Sr. Unsec’d. Notes	Aa3	3.625	03/15/14	1,450	1,479,302
Coca-Cola Co. (The), Sr. Unsec’d. Notes(c)	Aa3	4.875	03/15/19	10,000	10,105,600
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	7.375	03/03/14	14,700	16,697,289
Delhaize Group (Belgium), Sr. Unsec’d. Notes	Baa3	6.50	06/15/17	1,000	966,654
Delhaize Group, Gtd. Notes	Baa3	5.875	02/01/14	6,250	6,248,125
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.75	10/23/17	3,500	3,567,897
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	7.375	01/15/14	14,595	16,035,658
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.25	08/15/13	750	774,734
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.65	09/10/12	13,380	14,134,217
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.65	02/15/19	4,210	4,286,007
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.70	02/15/17	750	771,205
Kraft Foods, Inc., Sr. Unsec’d. Notes(c)	Baa2	6.125	08/23/18	13,500	13,532,346
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.75	02/19/14	1,165	1,259,519
Kroger Co. (The), Gtd. Notes	Baa2	5.00	04/15/13	2,550	2,559,183
Kroger Co. (The), Gtd. Notes	Baa2	6.15	01/15/20	4,500	4,450,680
Kroger Co. (The), Gtd. Notes	Baa2	7.50	01/15/14	7,000	7,766,976
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.35	03/01/18	750	791,273
PepsiAmericas, Inc., Notes	Baa1	4.375	02/15/14	2,000	1,999,778
PepsiCo., Inc., Sr. Unsec’d. Notes	Aa2	7.90	11/01/18	13,500	16,586,870
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.25	03/15/14	2,335	2,450,188
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35	08/15/17	5,000	5,124,080
Unilever Capital Corp., Gtd. Notes	A1	4.80	02/15/19	8,300	8,269,871

					155,243,869

Healthcare & Pharmaceutical — 3.1%
Abbott Laboratories, Sr. Unsec’d. Notes(c)	A1	5.60	11/30/17	15,000	15,851,820
Amgen, Inc., Sr. Unsec’d. Notes	A3	5.85	06/01/17	8,690	8,898,560
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes(c)	A1	5.90	09/15/17	4,550	4,817,708
Baxter International, Inc., Sr. Unsec’d. Notes	A3	4.00	03/01/14	2,110	2,144,758
Eli Lilly & Co., Sr. Unsec’d. Notes(c)	A1	4.20	03/06/14	6,550	6,746,854
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65	05/15/18	17,750	18,206,317
Johnson & Johnson, Unsec’d. Notes(c)	Aaa	5.55	08/15/17	4,325	4,816,995
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.50	03/15/14	3,300	3,383,784

Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125	02/10/19	11,820	12,001,106
Pharmacia Corp., Sr. Unsec’d. Notes	Aa2	6.50	12/01/18	13,000	14,054,131
Roche Holdings, Inc., Gtd. Notes, 144A	A2	6.00	03/01/19	8,140	8,378,185
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.00	09/15/17	8,000	8,247,544
Wyeth, Sr. Unsec’d. Notes	A3	5.45	04/01/17	1,200	1,200,764

					108,748,526

Healthcare Equipment & Supplies — 0.2%
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.50	02/15/14	6,000	6,206,064

Insurance — 1.0%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.50	09/15/18	7,652	7,526,071
American International Group, Inc., Sr. Unsec’d. Notes, 144A	A3	8.25	08/15/18	750	320,922
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	5.00	08/15/13	3,500	3,599,222
Chubb Corp., Sr. Notes	A2	5.75	05/15/18	750	740,561
MetLife, Inc., Notes	A2	7.717	02/15/19	7,120	6,384,226
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.50	06/15/14	3,341	2,968,265
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	5.80	05/15/18	6,250	6,064,188
WellPoint, Inc., Notes(c)	Baa1	7.00	02/15/19	4,200	4,202,264
WellPoint, Inc., Sr. Unsec’d. Notes(c)	Baa1	6.00	02/15/14	4,000	4,002,848

					35,808,567

Media & Entertainment — 0.2%
News America, Inc., Gtd. Notes	Baa1	6.65	11/15/37	400	299,737
Walt Disney Co. (The), Notes	A2	5.50	03/15/19	4,000	4,033,428
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	4.50	12/15/13	3,450	3,526,055

					7,859,220

Metals & Mining — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa2	6.125	06/01/18	750	542,588
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	6.50	04/01/19	5,000	5,065,700
Nucor Corp., Sr. Unsec’d. Notes	A1	5.85	06/01/18	650	649,029
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875	07/15/13	1,350	1,210,567

					7,467,884

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	Aa2	4.80	05/01/13	10,000	9,371,700
General Electric Capital Corp., Sr. Unsec’d. Notes(c)	Aa2	5.625	05/01/18	13,235	11,508,110

					20,879,810

Pipelines & Other — 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa3	8.50	03/15/19	2,735	2,792,482
TransCanada Pipelines Ltd. (Canada), Sr. Unsec’d. Notes	A3	6.50	08/15/18	3,000	2,992,218

					5,784,700

Railroads — 0.6%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.75	07/15/11	1,000	1,054,619
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	7.00	02/01/14	10,000	10,701,650
Canadian National Railway Co. (Canada), Notes(c)	A3	5.55	03/01/19	4,300	4,419,888
Union Pacific Corp., Sr. Unsec’d. Notes(c)	Baa2	7.875	01/15/19	5,930	6,539,717

					22,715,874

Retail & Merchandising — 0.9%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A2	5.50	03/15/17	1,000	1,054,311
CVS Caremark Corp., Notes	Baa2	6.60	03/15/19	6,700	6,753,024
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75	06/01/17	1,100	1,072,678
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125	08/15/16	8,000	8,053,864
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	5.60	09/15/12	2,215	2,335,724
Target Corp., Sr. Unsec’d. Notes(c)	A2	6.00	01/15/18	2,000	2,008,704
Walgreen Co., Sr. Unsec’d. Notes(c)	A2	5.25	01/15/19	3,475	3,485,248
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125	02/01/19	5,300	5,127,321
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80	02/15/18	2,750	3,006,421

					32,897,295

Sovereign — 1.3%
EDF SA (France), Notes, 144A	Aa3	5.50	01/26/14	4,710	4,999,769
Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.125	01/30/12	40,000	39,827,999

					44,827,768

Technology — 1.0%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	4.95	02/15/19	3,585	3,527,156
Dell, Inc., Sr. Unsec’d. Notes	A2	4.70	04/15/13	1,000	1,004,357
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	6.125	03/01/14	3,800	4,046,821
International Business Machines Corp., Notes(c)	A1	7.625	10/15/18	15,360	17,620,900
Oracle Corp., Sr. Unsec’d. Notes(c)	A2	5.75	04/15/18	9,000	9,392,571

					35,591,805

Telecommunications — 2.8%
AT&T, Inc., Notes(c)	A2	5.80	02/15/19	7,100	6,950,417
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.85	02/15/14	7,000	7,066,647
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50	02/01/18	2,710	2,620,448
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.60	05/15/18	1,530	1,488,852
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.70	11/15/13	14,875	15,887,303
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(c)	Baa2	5.15	01/15/13	1,000	928,108
Deutsche Telekom International Finance (Netherlands), Gtd. Notes	Baa1	8.50	06/15/10	1,350	1,410,188
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes(c)	Baa1	6.75	08/20/18	4,000	4,017,224
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082	06/01/16	4,140	3,726,000
France Telecom SA (France), Sr. Unsec’d. Notes	A3	7.75	03/01/11	2,500	2,677,480
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa3	6.80	08/15/18	3,800	3,798,016
Telecom Italia Capital SA (Italy), Gtd. Notes(c)	Baa2	6.999	06/04/18	1,000	906,387
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.421	06/20/16	3,600	3,722,159
Telefonica Emisiones SAU (Spain), Gtd. Notes(c)	Baa1	6.221	07/03/17	4,000	4,099,260
TELUS Corp. (Canada), Sr. Unsec’d. Notes,	Baa1	8.00	06/01/11	3,350	3,487,072
Verizon Wireless Cap. LLC, Sr. Unsec’d. Notes, 144A(c)	A2	8.50	11/15/18	30,300	34,612,325
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	5.625	02/27/17	3,500	3,468,812

					100,866,698

Tobacco — 0.8%
Altria Group, Inc., Gtd. Notes	Baa1	7.75	02/06/14	1,660	1,746,204
Altria Group, Inc., Gtd. Notes	Baa1	9.70	11/10/18	5,440	5,921,440
Altria Group, Inc., Gtd. Notes(c)	Baa1	9.25	08/06/19	7,100	7,591,277
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	6.875	03/17/14	10,000	10,822,830

Philip Morris International, Inc., Sr. Unsec’d. Notes(c)	A2	4.875	05/16/13	1,500	1,516,367

					27,598,118

TOTAL CORPORATE BONDS (cost $1,193,314,739)					1,236,877,961

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.3%

Citibank NA, FDIC Gtd. Notes(c)(j)		1.625	03/30/11	2,025	2,028,420
Citigroup, Inc., FDIC Gtd. Notes(c)(j)		2.125	04/30/12	55,500	55,686,924
Federal Farm Credit Bank		5.125	08/25/16	13,415	14,766,105
Federal Home Loan Bank(c)		1.625	03/16/11	4,170	4,184,891
Federal Home Loan Bank		2.25	04/13/12	54,560	54,976,566
Federal Home Loan Bank		3.625	10/18/13	15,305	15,963,788
Federal Home Loan Bank		4.875	05/17/17	41,100	44,602,254
Federal Home Loan Bank(i)		5.00	11/17/17	87,860	95,997,330
Federal Home Loan Mortgage Corp.		2.125	03/23/12	70,000	70,530,460
Federal Home Loan Mortgage Corp.		2.50	01/07/14	4,860	4,863,407
Federal Home Loan Mortgage Corp.		3.75	03/27/19	9,870	10,002,564
Federal Home Loan Mortgage Corp.		5.00	04/18/17	12,000	13,106,712
Federal Home Loan Mortgage Corp.		5.125	10/18/16	75,000	83,424,375
Federal National Mortgage Association		1.75	03/23/11	52,490	52,827,773
Federal National Mortgage Association(c)		2.75	03/13/14	152,000	153,814,423
Federal National Mortgage Association		5.00	05/11/17	41,605	46,166,198
Federal National Mortgage Association		5.25	09/15/16	12,750	14,317,957
General Electric Capital Corp., FDIC Gtd. Notes(c)(j)		1.80	03/11/11	48,000	48,127,727
General Electric Capital Corp., FDIC Gtd. Notes(c)(j)		3.00	12/09/11	37,980	39,105,727
Morgan Stanley, FDIC Gtd. Notes(c)(j)		3.25	12/01/11	2,945	3,056,884

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $803,661,730)					827,550,485

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 9.3%

Federal Home Loan Mortgage Corp.		5.00	12/01/35-02/01/39	7,970	8,235,920
Federal Home Loan Mortgage Corp.		5.50	05/01/38-10/01/38	41,536	43,145,688
Federal National Mortgage Association		5.00	06/01/35-10/01/35	33,189	34,321,858
Federal National Mortgage Association		5.50	06/01/33-04/01/36	71,638	74,598,680
Federal National Mortgage Association		5.50	TBA	13,000	13,459,056
Federal National Mortgage Association		6.00	04/01/35-09/01/36	145,947	152,764,425
Government National Mortgage Association		6.00	04/15/37	287	300,826
Government National Mortgage Association		6.00	TBA	4,000	4,178,752

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $320,312,937)					331,005,205

U.S. TREASURY OBLIGATIONS — 18.2%

United States Treasury Bond		3.50	02/15/39	11,120	10,988,006
United States Treasury Bond		4.50	05/15/38	8,985	10,489,988
United States Treasury Bond(c)(i)		7.50	11/15/16	71,315	95,745,949
United States Treasury Bond(d)		7.875	02/15/21	33,345	48,355,452
United States Treasury Bond		8.50	02/15/20	21,000	31,355,625
United States Treasury Bond(i)		8.75	05/15/17	60,000	86,550,000
United States Treasury Bond		8.75	05/15/20	300	456,844
United States Treasury Bond		8.75	08/15/20	27,111	41,361,219
United States Treasury Bond(d)		8.875	08/15/17	18,225	26,591,405
United States Treasury Bond(d)		9.875	11/15/15	39,115	57,282,079
United States Treasury Inflation Index Bonds		1.875	07/15/13	12,019	12,319,652
United States Treasury Notes		0.88	03/31/11	3,365	3,369,469
United States Treasury Notes		1.375	03/15/12	52,100	52,462,251
United States Treasury Notes		1.75	03/31/14	5,900	5,920,284
United States Treasury Notes(c)		2.75	02/15/19	14,070	14,146,963
United States Treasury Notes		5.125	05/15/16	12,800	15,270,003

United States Treasury Strip(c)(h)	3.40	11/15/19	50,500	35,398,632
United States Treasury Strip(h)	3.48	05/15/20	480	327,141
United States Treasury Strip(c)(h)(i)	3.62	05/15/21	101,000	65,411,438
United States Treasury Strip(c)(h)	4.16	05/15/20	49,000	33,333,573

TOTAL U.S. TREASURY OBLIGATIONS (cost $613,693,461)				647,135,973

TOTAL LONG-TERM INVESTMENTS (cost $3,417,689,211)				3,518,969,184

Shares
SHORT-TERM INVESTMENTS — 12.4%
AFFILIATED MONEY MARKET MUTUAL FUND

Dryden Core Investment Fund — Taxable Money Market Series (cost $442,494,528; includes $433,287,293 of cash collateral for securities on loan)(a)(b)	442,494,528	442,494,528

	Contracts
OPTION PURCHASED+
Call Option
5 Year U.S. Treasury Note Futures, expiring 4/24/09 @ 117 (cost $142,290)	108	201,656

TOTAL SHORT-TERM INVESTMENTS (cost $442,636,818)		442,696,184

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN AND SECURITY SOLD SHORT — 111.4% (cost $3,860,326,029)		3,961,665,368

OPTION WRITTEN+
Call Option
5 Year U.S. Treasury Note Futures, expiring 4/24/09 @ 118.5 (premium received $57,679)	108	(76,781)

			Principal
			Amount
			(000)#

SECURITY SOLD SHORT — (2.8)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
Federal National Mortgage Association (proceeds received $99,515,625)	6.00	TBA	$96,500	(100,782,187)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT — 108.6% (cost $3,760,752,725)				3,860,806,400
Other liabilities in excess of other assets(k) — (8.6%)				(304,536,085)

NET ASSETS — 100.0%				$3,556,270,315

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note

TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2009. Ratings of certain bonds may have changed subsequent to that date.

+	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $420,255,509; cash collateral of $433,287,293 (included in liabilities) was received with which the Portfolio purchased highly-liquid short-term investments.

(d)	Securities segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a variable rate security.

(g)	Indicates a restricted security; the aggregate original cost of such security is $5,364,710. The aggregate market value of $5,152,349 is approximately 0.14% of net assets.

(h)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2009.

(i)	Security segregated as collateral for swap agreements.

(j)	FDIC Guaranteed issued under temporary liquidity guarantee program.

(k)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:
Futures contracts open at March 31, 2009:

				Value at	Unrealized
			Value at	March 31,	Appreciation
Number of Contracts	Type	Expiration Date	Trade Date	2009	(Depreciation)(1)
Long Positions:
3,284	10 Year U.S. Treasury Notes	Jun. 09	$399,459,060	$407,472,562	$8,013,502
3,749	5 Year U.S. Treasury Notes	Jun. 09	441,967,439	445,252,328	3,284,889

					11,298,391

Short Positions:
722	U.S. Long Bond	Jun. 09	91,037,126	93,645,656	(2,608,530)
160	2 Year U.S. Treasury Notes	Jun. 09	34,742,990	34,862,500	(119,510)

					(2,728,040)

					$8,570,351

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

Interest rate swap agreements outstanding at March 31, 2009:

		Notional			Unrealized
	Termination	Amount	Fixed	Floating	Appreciation
Counterparty	Date	(000)#	Rate	Rate	(Depreciation)(3)
Barclays Bank PLC(1)	11/12/2015	$82,000	3.933%	3 month LIBOR	$8,242,519
Barclays Bank PLC(1)	12/4/2015	59,000	2.850%	3 month LIBOR	1,668,641
Barclays Bank PLC(1)	11/24/2018	23,500	3.265%	3 month LIBOR	1,065,797
Barclays Bank PLC(1)	3/4/2019	47,000	3.228%	3 month LIBOR	1,517,274
Citibank NA(1)	10/17/2013	30,500	4.173%	3 month LIBOR	3,256,769
Citibank NA(1)	10/20/2018	33,000	4.500%	3 month LIBOR	5,231,776
Citibank NA(1)	3/2/2019	88,000	3.29%	3 month LIBOR	3,336,560
Citibank NA(2)	4/30/2012	55,500	1.858%	3 month LIBOR	(300,160)
Citibank NA(2)	11/7/2013	123,000	3.488%	3 month LIBOR	(8,847,852)
Citibank NA(2)	10/21/2018	16,000	4.523%	3 month LIBOR	(2,567,471)
Citibank NA(2)	11/7/2018	68,000	4.138%	3 month LIBOR	(8,452,816)
Citibank NA(2)	12/11/2018	38,000	2.984%	3 month LIBOR	(726,273)
Deutsche Bank AG(1)	10/10/2013	96,000	3.500%	3 month LIBOR	7,139,085
Deutsche Bank AG(2)	11/15/2019	28,417	4.546%	3 month LIBOR	(5,338,361)
Deutsche Bank AG(2)	5/15/2020	27,616	4.246%	3 month LIBOR	(4,187,709)
Deutsche Bank AG(2)	5/15/2021	26,415	4.446%	3 month LIBOR	(4,870,111)
Deutsche Bank AG(2)	5/15/2021	26,502	4.419%	3 month LIBOR	(4,782,498)
JPMorgan Chase Bank(1)	10/2/2013	173,000	3.889%	3 month LIBOR	16,158,277
JPMorgan Chase Bank(1)	10/7/2013	21,750	3.868%	3 month LIBOR	2,001,608
JPMorgan Chase Bank(1)	1/30/2016	58,500	2.480%	3 month LIBOR	(134,577)
JPMorgan Chase Bank(1)	10/29/2018	45,000	4.110%	3 month LIBOR	5,532,707
JPMorgan Chase Bank(1)	1/20/2019	37,500	2.350%	3 month LIBOR	(1,583,109)
JPMorgan Chase Bank(1)	3/6/2019	28,000	3.248%	3 month LIBOR	949,863
JPMorgan Chase Bank(1)	3/9/2019	30,000	3.180%	3 month LIBOR	831,871
JPMorgan Chase Bank(2)	3/2/2011	46,400	1.726%	3 month LIBOR	(319,430)
JPMorgan Chase Bank(2)	12/10/2011	22,300	2.335%	3 month LIBOR	(571,122)
JPMorgan Chase Bank(2)	1/30/2012	40,000	1.810%	3 month LIBOR	(224,951)
JPMorgan Chase Bank(2)	9/23/2013	76,000	4.035%	3 month LIBOR	(6,397,096)
JPMorgan Chase Bank(2)	9/24/2013	181,000	4.113%	3 month LIBOR	(15,835,658)
JPMorgan Chase Bank(2)	10/27/2013	135,640	3.535%	3 month LIBOR	(10,196,938)
JPMorgan Chase Bank(2)	12/8/2018	20,250	2.900%	3 month LIBOR	(240,118)
JPMorgan Chase Bank(2)	12/12/2018	11,500	2.960%	3 month LIBOR	(194,319)
Merrill Lynch Capital Services, Inc.(1)	11/25/2015	72,300	3.198%	3 month LIBOR	3,732,371
Merrill Lynch Capital Services, Inc.(1)	2/3/2016	27,500	2.725%	3 month LIBOR	359,306
Merrill Lynch Capital Services, Inc.(1)	6/16/2018	1,600	4.915%	3 month LIBOR	298,193
Merrill Lynch Capital Services, Inc.(1)	9/18/2018	23,000	3.95%	3 month LIBOR	2,175,640
Merrill Lynch Capital Services, Inc.(1)	9/22/2018	75,000	4.135%	3 month LIBOR	8,268,716
Merrill Lynch Capital Services, Inc.(1)	10/2/2018	97,000	4.324%	3 month LIBOR	13,939,416
Merrill Lynch Capital Services, Inc.(1)	10/14/2018	140,000	4.445%	3 month LIBOR	21,576,380
Merrill Lynch Capital Services, Inc.(2)	12/15/2011	24,250	2.071%	3 month LIBOR	(428,694)
Merrill Lynch Capital Services, Inc.(2)	12/15/2018	27,000	2.915%	3 month LIBOR	(343,742)
Merrill Lynch Capital Services, Inc.(2)	1/12/2019	150,000	2.560%	3 month LIBOR	3,551,006
Morgan Stanley Capital Services(1)	1/23/2014	225,000	2.113%	3 month LIBOR	(208,157)
Morgan Stanley Capital Services(2)	3/11/2011	48,000	1.755%	3 month LIBOR	(348,337)
Morgan Stanley Capital Services(2)	3/18/2012	90,000	2.023%	3 month LIBOR	(901,837)
Morgan Stanley Capital Services(2)	3/27/2014	379,820	2.385%	3 month LIBOR	(3,270,209)
Morgan Stanley Capital Services(2)	3/17/2019	110,000	3.113%	3 month LIBOR	(2,339,753)
Royal Bank of Scotland(1)	2/4/2016	55,000	2.755%	3 month LIBOR	816,526
Royal Bank of Scotland(1)	10/9/2018	29,000	4.145%	3 month LIBOR	3,687,042
Royal Bank of Scotland(2)	1/7/2014	30,500	2.31%	3 month LIBOR	(279,163)

					$31,446,882

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2009.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
      Level 1 — quoted prices in active markets for identical securities
      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices — Long	$442,696,184	$8,570,351
Level 1 - Quoted Prices — Short	(76,781)	—
Level 2 - Other Significant Observable Inputs — Long	3,518,969,184	50,625,561
Level 2 - Other Significant Observable Inputs — Short	(100,782,187)	—
Level 3 - Significant Unobservable Inputs	—	(19,178,679)

Total	$3,860,806,400	$40,017,233

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments
Balance as of 12/31/08	$(23,162,734)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,984,055
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$(19,178,679)

AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%

COMMON STOCKS

Australia — 2.3%
BHP Billiton Ltd.	117,639	$2,599,970
Rio Tinto Ltd.	15,140	601,293

		3,201,263

Belgium — 0.9%
Anheuser-Busch InBev NV	44,930	1,238,355

Brazil — 1.8%
Cia Vale do Rio Doce, ADR(a)	85,819	1,141,393
Petroleo Brasileiro SA, ADR(a)	43,020	1,310,819

		2,452,212

Canada
Nortel Networks Corp.*	2,492	561

China — 1.0%
China Life Insurance Co. Ltd. (Class H Stock)	207,000	680,826
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,441,000	748,919

		1,429,745

Finland — 1.4%
Nokia Oyj	162,817	1,920,915

France — 13.3%
Accor SA	30,811	1,073,127
AXA SA	115,046	1,383,297
BNP Paribas	48,658	2,011,821
Cie de Saint-Gobain	27,600	774,459
GDF Suez	30,210	1,037,544
Imerys SA	28,352	1,037,957
Lafarge SA	23,998	1,080,543
LVMH Moet Hennessy Louis Vuitton SA	15,840	995,222
Pernod-Ricard SA	15,459	862,120
PPR	14,190	910,217
Sanofi-Aventis SA	30,786	1,733,443
Total SA	109,536	5,446,457

		18,346,207

Germany — 7.9%
Bayer AG	37,820	1,808,920
Deutsche Post AG	54,600	588,314
E.ON AG	93,729	2,603,895
Linde AG	15,190	1,032,888
RWE AG	9,900	694,619
SAP AG	36,721	1,301,654
Siemens AG	32,212	1,840,698
Symrise AG	80,740	955,789

		10,826,777

Greece — 0.3%
Piraeus Bank SA	67,462	448,151

Hong Kong — 2.3%
China Mobile Ltd.	108,000	940,779
Esprit Holdings Ltd.	265,300	1,353,655
Hang Lung Properties Ltd.	398,000	936,317

		3,230,751

Israel — 1.2%
Teva Pharmaceutical Industries Ltd., ADR(a)	36,200	1,630,810

Italy — 3.3%
ENI SpA	114,163	2,217,523
Intesa Sanpaolo SpA	498,230	1,371,892
UniCredit SpA	571,026	942,264

		4,531,679

Japan — 19.0%
Astellas Pharma, Inc.	54,600	1,689,658
Canon, Inc.	71,750	2,091,644
Daikin Industries Ltd.	33,300	916,816
East Japan Railway Co.	22,300	1,162,593
Honda Motor Co. Ltd.	100,700	2,397,241
Japan Tobacco, Inc.	844	2,256,168
Komatsu Ltd.	117,000	1,294,811
Mitsubishi Corp.	136,900	1,814,846
Mitsubishi UFJ Financial Group, Inc.	277,200	1,365,688
Mitsui Fudosan Co. Ltd.	101,000	1,107,956
Murata Manufacturing Co. Ltd.	39,400	1,528,616
Nidec Corp.	31,600	1,422,466
Nintendo Co. Ltd.	7,400	2,164,735
Nomura Holdings, Inc.	103,300	524,042
Shin-Etsu Chemical Co. Ltd.	36,100	1,773,604
Sumitomo Corp.	203,400	1,767,441
Sumitomo Mitsui Financial Group, Inc.	25,000	880,285

		26,158,610

Mexico — 1.2%
America Movil SAB de CV (Class L Stock), ADR	32,400	877,392
Fomento Economico Mexicano SAB de CV, ADR	27,830	701,594

		1,578,986

Netherlands — 4.5%
ING Groep NV, ADR	140,341	773,799
Koninklijke Philips Electronics NV	53,022	780,533
Reed Elsevier NV	104,274	1,117,177
Royal Dutch Shell PLC (Class A Stock)	117,765	2,648,918
Wolters Kluwer NV	55,446	899,459

		6,219,886

Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	135,266	1,098,058
Industria de Diseno Textil SA	28,960	1,129,281
Telefonica SA	165,670	3,306,048

		5,533,387

Sweden — 0.7%
Atlas Copco AB (Class A Stock)	122,500	920,307

Switzerland — 10.9%
ABB Ltd.*	146,597	2,046,408
Adecco SA	39,638	1,238,970
Holcim Ltd.	31,328	1,116,832
Nestle SA	107,602	3,637,464
Novartis AG	61,622	2,332,141
Roche Holding AG	23,120	3,172,577

Zurich Financial Services AG	9,645	1,526,016

		15,070,408

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	81,256	727,238

United Kingdom — 20.7%
Barclays PLC	442,450	939,573
BG Group PLC	156,981	2,376,316
British Land Co. PLC	229,667	1,188,800
Burberry Group PLC	281,566	1,138,279
Centrica PLC	229,790	750,921
GlaxoSmithKline PLC	103,860	1,620,624
HSBC Holdings PLC	517,792	2,857,483
ICAP PLC	317,366	1,385,465
Imperial Tobacco Group PLC	34,749	781,297
Man Group PLC	370,910	1,162,851
Marks & Spencer Group PLC	274,170	1,164,438
Prudential PLC	201,983	976,673
Rio Tinto PLC	18,460	622,450
Standard Chartered PLC	184,590	2,294,995
Tesco PLC	423,584	2,026,328
Vodafone Group PLC	2,046,550	3,604,529
WM Morrison Supermarkets PLC	273,810	1,003,794
Wolseley PLC*	190,200	629,733
WPP PLC	279,632	1,575,824
Xstrata PLC	64,578	432,487

		28,532,860

TOTAL LONG-TERM INVESTMENTS (cost $204,654,533)		133,999,108

SHORT-TERM INVESTMENT — 4.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,460,633; includes $3,166,577 of cash collateral for securities on loan)(b)(w)	6,460,633	6,460,633

TOTAL INVESTMENTS(o) — 101.9% (cost $211,115,166)		140,459,741

Liabilities in excess of other assets — (1.9)%		(2,672,265)

NET ASSETS — 100.0%		$137,787,476

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $3,061,160; cash collateral of $3,166,577 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of March 31, 2009, 25 securities representing $36,877,851 and 26.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$103,581,890	—
Level 2 - Other Significant Observable Inputs	36,877,851	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$140,459,741	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities

Balance as of 12/31/08	$2,223,830
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(2,223,830)

Balance as of 3/31/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Commercial Banks	10.9%
Oil, Gas And Consumable Fuels	10.1
Pharmaceuticals	8.9
Telecommunications	7.8
Food & Staples Retailing	4.8
Affiliated Money Market Mutual Fund (2.3% represents investments purchased with collateral from securities on loan)	4.7
Chemicals	4.1
Metals & Mining	3.9
Insurance	3.9
Building Materials	3.6
Distribution/Wholesale	3.1
Electronics	2.7
Electric	2.4
Retail	2.3
Tobacco	2.2
Beverages	2.0
Financial Services	1.9
Apparel	1.8
Automobiles	1.8
Machinery & Equipment	1.6
Toys	1.6
Electronic Equipment & Instruments	1.5
Engineering & Construction	1.5
Real Estate	1.4
Media	1.4
Miscellaneous Manufacturing	1.3
Transportation	1.3
Diversified Operations	1.0
Software	1.0
Commercial Services & Supplies	0.9
Real Estate Investment Trusts	0.9
Lodging	0.8
Oil & Consumable Fuels	0.7
Consumer Products & Services	0.7
Gas	0.5
Semiconductor And Semiconductor Equipment	0.5
Diversified Financial Services	0.4

101.9
Liabilities in excess of other assets	(1.9)

100.0%

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS — 96.7%

Aerospace & Defense — 4.4%
Boeing Co. (The)	24,600	$875,268
Empresa Brasileira de Aeronautica SA, ADR (Brazil)	144,800	1,921,496
General Dynamics Corp.	121,469	5,051,896
Lockheed Martin Corp.	163,984	11,319,816
Northrop Grumman Corp.	245,880	10,730,203
Raytheon Co.	145,763	5,676,011
United Technologies Corp.	483,690	20,788,996

		56,363,686

Beverages — 0.5%
PepsiCo, Inc.	121,469	6,253,224

Biotechnology — 1.7%
Amgen, Inc.*	283,429	14,035,404
Biogen Idec, Inc.*	141,714	7,428,648

		21,464,052

Chemicals — 1.0%
Air Products & Chemicals, Inc.	121,469	6,832,631
Eastman Chemical Co.(a)	106,500	2,854,200
PPG Industries, Inc.	79,700	2,940,930

		12,627,761

Commercial Banks — 5.1%
Bank of America Corp.	1,692,223	11,540,961
Comerica, Inc.	87,600	1,603,956
KeyCorp(a)	444,500	3,498,215
Northern Trust Corp.(a)	161,959	9,688,387
PNC Financial Services Group, Inc.(a)	227,571	6,665,555
SunTrust Banks, Inc.(a)	197,205	2,315,187
U.S. Bancorp	326,650	4,772,356
Wells Fargo & Co.(a)	1,784,056	25,404,957

		65,489,574

Commercial Services & Supplies — 0.7%
Waste Management, Inc.	344,163	8,810,573

Communications Equipment — 0.2%
Alcatel-Lucent, ADR (France)*(a)	1,681,500	3,127,590

Computers — 2.9%
Hewlett-Packard Co.	593,268	19,020,172
International Business Machines Corp.	183,794	17,807,801

		36,827,973

Consumer Products & Services — 0.8%
Clorox Co.	85,094	4,380,639
Kimberly-Clark Corp.	120,468	5,554,780

		9,935,419

Diversified Financial Services — 4.9%
American Express Co.	235,052	3,203,759
Capital One Financial Corp.	344,454	4,216,117
Citigroup, Inc.(a)	629,644	1,592,999
Goldman Sachs Group, Inc. (The)	156,980	16,643,019
JPMorgan Chase & Co.(a)	1,390,536	36,960,447

		62,616,341

Diversified Manufacturing — 0.7%
General Electric Co.	833,081	8,422,449

Diversified Minerals — 1.2%
BHP Billiton Ltd., ADR (Australia)(a)	347,521	15,499,437

Electric — 1.3%
Public Service Enterprise Group, Inc.	546,613	16,108,685

Electric Utilities — 3.7%
Edison International	485,878	13,998,145
Entergy Corp.	22,500	1,532,025
Exelon Corp.	147,400	6,690,486
FirstEnergy Corp.	344,163	13,284,692
FPL Group, Inc.	100,150	5,080,609
PG&E Corp.	159,946	6,113,136

		46,699,093

Electronic Components & Equipment — 0.5%
Emerson Electric Co.	202,449	5,785,992

Electronics — 0.5%
Thermo Fisher Scientific, Inc.*(a)	161,959	5,777,077

Entertainment & Leisure — 0.3%
Carnival Corp.(a)	185,496	4,006,714

Equipment & Instruments — 0.4%
Tyco Electronics Ltd. (Bermuda)(a)	448,025	4,946,196

Financial Services — 0.3%
Franklin Resources, Inc.	80,980	4,362,393

Food — 1.5%
Nestle SA (Switzerland)*	307,234	10,385,983
Nestle SA, ADR (Switzerland)*	277,233	9,301,167

		19,687,150

Food & Staples Retailing — 2.4%
Kroger Co. (The)(a)	850,286	18,043,069
Safeway, Inc.	216,400	4,369,116
Wal-Mart Stores, Inc.	161,959	8,438,064

		30,850,249

Healthcare Products — 1.5%
Boston Scientific Corp.*	890,776	7,081,669
Covidien Ltd. (Bermuda)	242,939	8,075,292
Zimmer Holdings, Inc.*	120,285	4,390,403

		19,547,364

Healthcare Providers & Services — 2.2%
Aetna, Inc.	427,211	10,394,043
UnitedHealth Group, Inc.	812,448	17,004,537

		27,398,580

Independent Power Producer — 0.4%
NRG Energy, Inc.*	295,906	5,207,946

Industrial Conglomerates — 0.4%
Tyco International Ltd. (Bermuda)	229,725	4,493,421

Insurance — 6.0%
ACE Ltd. (Switzerland)	299,625	12,104,850

Allstate Corp. (The)	366,125	7,011,294
Chubb Corp.	404,898	17,135,283
Genworth Financial, Inc. (Class A Stock)	254,200	482,980
MetLife, Inc.(a)	478,433	10,893,920
Travelers Cos., Inc. (The)(a)	615,758	25,024,405
Unum Group	135,650	1,695,625
XL Capital Ltd. (Class A Stock) (Bermuda)	417,200	2,277,912

		76,626,269

Internet Services — 0.2%
eBay, Inc.*	229,800	2,886,288

Machinery & Equipment — 1.4%
Caterpillar, Inc.(a)	156,252	4,368,806
Cummins, Inc.	114,400	2,911,480
Deere & Co.	182,204	5,989,045
PACCAR, Inc.(a)	168,400	4,337,984

		17,607,315

Media — 1.5%
Comcast Corp. (Class A Stock)	1,012,246	13,807,036
Walt Disney Co. (The)(a)	276,645	5,023,873

		18,830,909

Medical Supplies & Equipment — 1.5%
Johnson & Johnson	364,408	19,167,861

Metals & Mining — 0.9%
Alcoa, Inc.(a)	319,400	2,344,396
Nucor Corp.	141,714	5,409,224
Peabody Energy Corp.	161,959	4,055,453

		11,809,073

Mining — 0.3%
Newmont Mining Corp.	94,342	4,222,748

Miscellaneous Manufacturers — 0.3%
Eaton Corp.	106,179	3,913,758

Multi-Line Retail — 0.3%
JC Penney Co., Inc.(a)	185,300	3,718,971

Multi-Utilities — 0.2%
Wisconsin Energy Corp.	63,400	2,610,178

Multimedia — 1.1%
Vivendi (France)	526,368	13,934,237

Oil, Gas & Consumable Fuels — 16.6%
Anadarko Petroleum Corp.	608,349	23,658,693
Apache Corp. (Class A Stock)	274,330	17,581,810
Chesapeake Energy Corp.	456,725	7,791,728
Chevron Corp.	453,487	30,492,466
ConocoPhillips	532,366	20,847,453
Devon Energy Corp.	384,680	17,191,349
Diamond Offshore Drilling, Inc.(a)	165,246	10,387,364
Exxon Mobil Corp.	271,282	18,474,304
Hess Corp.	80,980	4,389,116
Occidental Petroleum Corp.	444,354	24,728,300
Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	185,300	8,080,933
Total SA, ADR (France)	382,242	18,752,792
Valero Energy Corp.	191,510	3,428,029
XTO Energy, Inc.	182,204	5,579,086

		211,383,423

Pharmaceuticals — 6.7%
Abbott Laboratories	93,127	4,442,158
Bristol-Myers Squibb Co.	521,115	11,422,841
Eli Lilly & Co.	149,200	4,984,772
Merck & Co., Inc.(a)	393,519	10,526,633
Pfizer, Inc.(a)	2,103,379	28,648,022
Schering-Plough Corp.	581,216	13,687,637
Wyeth	274,023	11,793,950

		85,506,013

Railroads — 0.8%
Burlington Northern Santa Fe Corp.(a)	177,520	10,677,828

Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc.(a)	161,959	7,621,788
Boston Properties, Inc.(a)	109,323	3,829,584

		11,451,372

Retail & Merchandising — 3.6%
Best Buy Co., Inc.(a)	323,919	12,295,965
CVS Caremark Corp.	688,327	18,922,109
Lowe’s Cos., Inc.	467,481	8,531,529
TJX Cos., Inc.	242,939	6,228,956

		45,978,559

Semiconductors & Semiconductor Equipment — 0.2%
Texas Instruments, Inc.	127,800	2,109,978

Software — 2.7%
BMC Software, Inc.*(a)	132,800	4,382,400
CA, Inc.	443,219	7,805,086
Microsoft Corp.	1,000,046	18,370,845
Oracle Corp.	220,911	3,991,862

		34,550,193

Specialty Retail — 3.1%
AutoNation, Inc.*(a)	61,400	852,232
Gap, Inc. (The)	334,100	4,339,959
Home Depot, Inc. (The)	230,925	5,440,593
Limited Brands, Inc.	204,900	1,782,630
Staples, Inc.	1,472,773	26,671,919

		39,087,333

Telecommunications — 4.2%
AT&T, Inc.	825,992	20,814,998
Cisco Systems, Inc.*	316,737	5,311,680
Verizon Communications, Inc.	888,285	26,826,207

		52,952,885

Textiles, Apparel & Luxury Goods — 0.7%
Jones Apparel Group, Inc.	253,900	1,071,458
NIKE, Inc. (Class B Stock)	170,166	7,979,084

		9,050,542

Tobacco — 3.6%
Altria Group, Inc.(a)	1,010,094	16,181,706
Lorillard, Inc.	31,200	1,926,288
Philip Morris International, Inc.	793,860	28,245,539

		46,353,533

Transportation — 0.4%
FedEx Corp.	112,364	4,999,074

TOTAL COMMON STOCKS (cost $1,460,797,109)		1,231,737,279

PREFERRED STOCK — 0.1%

Diversified Financial Services — 0.1%
Citigroup, Inc., 8.125% (cost $1,637,935)	105,300	1,608,984

TOTAL LONG-TERM INVESTMENTS (cost $1,462,435,044)		1,233,346,263

SHORT-TERM INVESTMENT — 15.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $195,103,938; includes $155,305,850 of cash collateral for securities on loan)(b)(w)	195,103,938	195,103,938

TOTAL INVESTMENTS — 112.1% (cost $1,657,538,982)		1,428,450,201

Liabilities in excess of other assets — (12.1)%		(153,932,696)

NET ASSETS — 100.0%		$1,274,517,505

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $153,246,069; cash collateral of $155,305,850 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on March 31, 2009. Collateral was subsequently received on April 1, 2009 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$1,428,450,201	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,428,450,201	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008, the Portfolio had one Level 3 security with market value of $0 and as of March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST LORD ABBETT BOND-DEBENTURE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 89.9%

CONVERTIBLE BONDS — 8.2%

Aerospace/Defense — 0.8%
Alliant Techsystems, Inc., Gtd. Notes	B1	2.75%		02/15/24	$1,000	$1,007,500
L-3 Communications Corp., Gtd. Notes	Ba3	3.00%		08/01/35	1,000	968,750

						1,976,250

Banking — 0.3%
National City Corp., Sr. Unsec’d. Notes	A1	4.00%		02/01/11	750	683,438

Beverages — 0.5%
Molson Coors Brewing Co., Gtd. Notes	BBB(d)	2.50%		07/30/13	1,250	1,271,875

Cable Television — 0.3%
General Cable Corp., Gtd. Notes	B1	1.00%		10/15/12	1,000	708,750

Computer Hardware — 0.4%
Intel Corp., Jr. Sub. Notes	A-(d)	2.95%		12/15/35	1,000	815,000

Diversified Capital Goods
Ingersoll-Rand Co. Ltd., Gtd. Notes (Bermuda)	Baa1	4.50%		04/15/12	75	75,000

Electronics — 0.4%
Millipore Corp., Sr. Unsec’d. Notes	BB-(d)	3.75%		06/01/26	1,000	927,500

Energy — 0.4%
Evergreen Solar, Inc., Sr. Unsec’d. Notes	NR	4.00%		07/15/13	550	168,437
Quicksilver Resources, Inc., Sub. Notes	NR	1.875%		11/01/24	1,000	713,750

						882,187

Machinery — 0.5%
Roper Industries, Inc., Sr. Sub. Notes	Ba1	1.936	%(j)	01/15/34	2,000	1,045,000

Metals & Mining — 0.7%
Newmont Mining Corp., Gtd. Notes	BBB+(d)	1.25%		07/15/14	1,350	1,626,750

Metals/Mining Excluding Steel — 0.6%
Placer Dome, Inc., Sr. Unsec’d. Notes	Baa1	2.75%		10/15/23	1,000	1,406,250

Oil Field Equipment & Services — 0.3%
Hanover Compress Co., Sr. Unsec’d. Notes	B1	4.75%		01/15/14	1,000	690,000

Pharmaceuticals — 1.7%
BioMarin Pharmaceutical, Inc., Sr. Sub. Notes	CCC(d)	2.50%		03/29/13	1,000	955,000
Gilead Sciences, Inc., Sr. Unsec’d. Notes	NR	0.625%		05/01/13	1,000	1,280,000
Teva Pharmaceutical Finance Co. BV, Gtd. Notes (Israel)	Baa2	1.75%		02/01/26	1,550	1,681,750

						3,916,750

Software/Services — 0.8%
EMC Corp., Sr. Unsec’d. Notes	A-(d)	1.75%		12/01/11	750	751,875
Equinix, Inc., Sub. Notes	B-(d)	2.50%		04/15/12	1,250	1,034,375

						1,786,250

Support-Services — 0.5%
CRA International, Inc., Sr. Sub. Notes	NR	2.875%		06/15/34	1,500	1,241,250

TOTAL CONVERTIBLE BONDS (cost $21,228,717)						19,052,250

CORPORATE OBLIGATIONS — 71.7%

Aerospace/Defense — 1.1%
L-3 Communications Corp., Gtd. Notes	Ba3	6.125%		01/15/14	1,250	1,181,250
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	1,450	1,334,000

						2,515,250

Auto Loans — 0.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%		10/25/11	2,000	1,423,912

Automotive — 0.4%
Ford Capital BV, Gtd. Notes	Ca	9.50%		06/01/10	1,500	817,500

Ford Motor Co., Sr. Unsec’d. Notes	Ca	9.50%	09/15/11	250	113,750

					931,250

Automotive Parts & Equipment — 0.7%
Cooper-Standard Automotive, Inc., Gtd. Notes(a)	Caa3	8.375%	12/15/14	1,500	105,000
Stanadyne Corp., Sr. Sub. Notes	B3	10.00%	08/15/14	950	612,750
Tenneco, Inc., Gtd. Notes	Caa2	8.625%	11/15/14	1,000	185,000
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25%	03/15/17	1,500	622,500

					1,525,250

Banking — 0.6%
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%	12/01/17	1,700	1,427,636

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	7.75%	01/15/19	1,500	1,495,652
Brown-Forman Corp., Sr. Unsec’d. Notes	A2	5.00%	02/01/14	400	414,167
Constellation Brands, Inc., Gtd. Notes	Ba3	7.25%	05/15/17	500	475,000

					2,384,819

Biotechnology — 0.3%
Amgen, Inc., Sr. Notes	A3	5.70%	02/01/19	600	609,395

Building & Construction
William Lyon Homes, Inc., Gtd. Notes	Caa3	10.75%	04/01/13	625	106,250

Building Materials — 0.3%
Belden, Inc., Gtd. Notes	Ba2	7.00%	03/15/17	850	697,000

Cable Television — 0.9%
CCH I Holdings LLC, Gtd. Notes(i)	C	11.75%	05/15/14	2,875	32,344
CCH I Holdings LLC, Sr. Sec’d. Notes(a)(i)	Ca	11.00%	10/01/15	1,500	161,250
General Cable Corp., Gtd. Notes(a)	B1	7.125%	04/01/17	1,500	1,230,000
Time Warner Cable Inc., Gtd. Notes	Baa2	7.50%	04/01/14	750	764,691

					2,188,285

Chemicals — 1.4%
Equistar Chemicals LP, Sr. Sec’d. Notes(i)	C	7.55%	02/15/26	3,500	350,000
Ineos Group Holdings PLC, Sec’d. Notes (United Kingdom), 144A	Ca	8.50%	02/15/16	2,000	115,000
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa3	7.375%	12/01/14	475	465,500
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes(a)	Baa3	7.30%	01/15/28	1,800	1,350,000
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%	11/15/14	1,250	1,056,250

					3,336,750

Clothing & Apparel — 0.6%
Levi Strauss & Co., Sr. Unsec’d. Notes	B2	8.875%	04/01/16	1,750	1,356,250

Computer Services & Software — 0.1%
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	500	297,500

Consumer Discretionary — 0.3%
INVISTA, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	900	805,500

Consumer Products — 0.4%
Heinz (H.J.) Co., Sr. Unsec’d. Notes	Baa2	5.35%	07/15/13	1,000	1,031,529

Consumer Products & Services — 0.6%
Elizabeth Arden, Inc., Gtd. Notes	B1	7.75%	01/15/14	1,500	1,065,000
Harry & David, Gtd. Notes	Ca	9.00%	03/01/13	325	69,875
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	10.60%	04/15/19	300	303,305

					1,438,180

Diversified Capital Goods — 1.4%
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes (Bermuda)	Baa1	9.50%	04/15/14	400	399,968
Mueller Water Products, Inc., Gtd. Notes	Caa1	7.375%	06/01/17	725	373,375
Park-Ohio Industries, Inc., Gtd. Notes	B3	8.375%	11/15/14	1,641	623,580
RBS Global, Inc. / Rexnord Corp., Gtd. Notes	Caa1	9.50%	08/01/14	1,750	1,417,500
Sensus Metering Systems, Inc., Sr. Sub. Notes	B3	8.625%	12/15/13	500	418,750

					3,233,173

Diversified Financial Services — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	4.80%	05/01/13	1,500	1,405,755

Electric — Generation — 1.8%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B3	8.375%	05/01/16	2,750	1,863,125
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	500	465,000

NRG Energy, Inc., Gtd. Notes	B1	7.375%	01/15/17	1,000	930,000
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%	12/15/14	1,000	920,000

					4,178,125

Electric — Integrated — 2.7%
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	2,070,000
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	250	226,250
Nevada Power Co., General Refinance Mortgage	Baa3	5.875%	01/15/15	1,000	947,753
Northeast Utilities, Sr. Unsec’d. Notes	Baa2	5.65%	06/01/13	1,200	1,135,934
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	6.40%	11/01/11	500	501,046
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%	06/15/11	1,500	1,476,032

					6,357,015

Electronic Components & Equipment — 2.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes(a)	Caa1	7.75%	11/01/12	1,000	531,250
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%	10/15/17	1,500	1,286,250
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.30%	02/01/14	1,000	1,023,730
Emerson Electric Co., Sr. Unsec’d. Notes	A2	4.875%	10/15/19	500	505,548
Itron, Inc., Sr. Sub. Notes	B-(d)	2.50%	08/01/26	375	374,531
Texas Competitive Electric Holdings Co., LLC, Gtd. Notes(a)	Caa1	10.25%	11/01/15	3,450	1,725,000

					5,446,309

Energy — 0.3%
Quicksilver Resources, Inc., Gtd. Notes	B3	7.125%	04/01/16	500	237,500
Quicksilver Resources, Inc., Gtd. Notes	B2	8.25%	08/01/15	550	354,750

					592,250

Energy — Exploration & Production — 4.2%
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.25%	01/15/18	1,500	1,170,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%	08/15/14	1,000	880,000
Cimarex Energy Co., Gtd. Notes	Ba3	7.125%	05/01/17	2,000	1,610,000
Forest Oil Corp., Gtd. Notes(a)	B1	7.25%	06/15/19	1,850	1,461,500
Forest Oil Corp., Gtd. Notes, 144A	B1	7.25%	06/15/19	125	98,750
KCS Energy, Inc., Gtd. Notes	B3	7.125%	04/01/12	1,750	1,583,750
Kerr-McGee Corp., Gtd. Notes	Baa3	6.95%	07/01/24	2,550	1,953,958
Range Resources Corp., Gtd. Notes	Ba3	7.375%	07/15/13	1,025	971,187
VeraSun Energy Corp., Gtd. Notes(i)	NR	9.375%	06/01/17	1,175	58,750

					9,787,895

Environmental — 1.0%
Allied Waste North America, Inc., Sr. Unsec’d. Notes	Baa3	7.25%	03/15/15	800	756,000
Republic Services, Inc., Sr. Unsec’d. Notes	Baa3	6.75%	08/15/11	1,500	1,484,504

					2,240,504

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes	Baa2	5.90%	04/01/17	225	177,975

Financial Services — 1.8%
American Express Credit Corp., Sr. Unsec’d. Notes	A1	7.30%	08/20/13	1,000	928,254
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.20%	11/03/10	625	504,153
GMAC LLC, Gtd. Notes, 144A(a)	CCC(d)	7.25%	03/02/11	1,899	1,406,096
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%	04/28/15	1,500	1,416,177
Washington Mutual Bank, Sub. Notes(i)	NR	6.875%	06/15/11	1,350	135

					4,254,815

Food — 0.8%
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.20%	03/17/15	1,585	1,615,587
Kellogg Co., Sr. Unsec’d. Notes	A3	4.25%	03/06/13	325	329,522

					1,945,109

Food & Drug Retailers — 2.6%
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%	12/01/11	1,354	1,320,150
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.25%	05/01/13	1,000	970,000
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	1,750	1,723,750
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	Ba3	7.50%	11/15/14	2,000	1,952,500

					5,966,400

Food — Wholesale — 0.7%
Dole Food Co., Inc., Gtd. Notes(a)	Caa2	8.75%	07/15/13	2,000	1,520,000

Forestry/Paper — 0.8%
Graphic Packaging International Corp., Gtd. Notes(a)	B3	9.50%	08/15/13	1,200	858,000

Smurfit Kappa Funding PLC, Sr. Sub. Notes(i)	B2	7.75%		04/01/15	1,500	881,250
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes	D(d)	8.00%		03/15/17	1,000	120,000

						1,859,250

Gaming — 2.9%
Boyd Gaming Corp., Sr. Sub. Notes	B2	7.125%		02/01/16	1,000	540,000
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00%		03/01/14	750	442,500
Las Vegas Sands Corp., Sr. Sec’d. Notes(a)	B3	6.375%		02/15/15	2,500	1,175,000
River Rock Entertainment Authority, Sr. Sec’d. Notes	B2	9.75%		11/01/11	2,005	1,002,500
Scientific Games Corp., Gtd. Notes	Ba3	6.25%		12/15/12	1,025	896,875
Seneca Gaming Corp., Sr. Unsec’d. Notes(a)	Ba2	7.25%		05/01/12	1,500	958,125
Snoqualmie Entertainment Authority, Sr. Sec’d. Notes, 144A	Caa1	9.125%		02/01/15	2,300	598,000
Station Casinos, Inc., Sr. Sub. Notes	C	6.50%		02/01/14	1,000	50,000
Turning Stone Resort Casino Enterprise, Sr. Unsec’d. Notes, 144A	B1	9.125%		12/15/10	1,500	1,170,000

						6,833,000

Gas Distribution — 4.6%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.25%		06/01/18	750	637,500
El Paso Corp., Sr. Unsec’d. Notes(a)	Ba3	8.25%		02/15/16	675	631,125
El Paso Natural Gas Co., Sr. Unsec’d. Notes	Baa3	5.95%		04/15/17	1,250	1,097,786
Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	1,350	1,134,000
Inergy LP / Inergy Finance Corp., Gtd. Notes(a)	B1	8.25%		03/01/16	1,500	1,425,000
Markwest Energy Partners LP / Markwest Energy Finance Corp., Gtd. Notes	B2	6.875%		11/01/14	1,539	1,084,995
Northwest Pipeline Corp., Notes	Baa2	6.05%		06/15/18	175	163,435
Pacific Energy Partners LP / Pacific Energy Finance Corp., Gtd. Notes	Baa3	6.25%		09/15/15	500	429,220
Panhandle Eastern Pipeline Co., Sr. Unsec’d. Notes	Baa3	7.00%		06/15/18	260	232,569
Williams Cos., Inc., Sr. Unsec’d. Notes(a)	Baa3	7.875%		09/01/21	2,750	2,543,750
Williams Partners LP / Williams Partners Finance Co., Sr. Unsec’d. Notes	Ba2	7.25%		02/01/17	1,625	1,381,250

						10,760,630

Health Services — 2.9%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%		12/15/12	500	480,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%		12/15/14	2,250	1,946,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	1,500	1,457,379
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00%		10/01/14	2,000	1,765,000
VWR Funding, Inc., Gtd. Notes, PIK	Caa1	10.25%		07/15/15	1,500	1,020,000

						6,668,629

Healthcare Products — 0.3%
Bausch & Lomb, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.875%		11/01/15	1,000	795,000

Healthcare Services — 1.6%
CHS / Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15	1,500	1,417,500
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	1,150	744,625
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15	1,750	1,636,250

						3,798,375

Hotels — 0.9%
Felcor Lodging LP, Gtd. Notes	B2	9.00%		06/01/11	1,200	720,000
Host Marriott LP, Gtd. Notes	Ba1	7.00%		08/15/12	1,750	1,478,750

						2,198,750

Insurance — 0.3%
USI Holdings Corp., Gtd. Notes, 144A	B3	5.113	%(c)	11/15/14	1,250	587,500

Leisure — 0.3%
Gaylord Entertainment Co., Gtd. Notes	Caa1	8.00%		11/15/13	1,000	660,000

Machinery — 1.4%
Baldor Electric Co., Gtd. Notes	B3	8.625%		02/15/17	2,500	1,981,250
Gardner Denver, Inc., Gtd. Notes	B1	8.00%		05/01/13	1,600	1,388,000

						3,369,250

Media — Broadcasting — 0.2%
Allbritton Communications Co., Sr. Sub. Notes	Caa1	7.75%		12/15/12	1,000	370,000

Media — Cable — 0.6%
Mediacom LLC / Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.50%	01/15/13	1,500	1,402,500

Media — Services — 0.4%
Affinion Group, Inc., Gtd. Notes	B3	11.50%	10/15/15	500	310,000
Interpublic Group of Cos., Inc., Sr. Unsec’d. Notes	Ba3	6.25%	11/15/14	1,040	655,200

					965,200

Medical Supplies & Equipment — 2.5%
Baxter International, Inc., Sr. Unsec’d. Notes	A3	5.375%	06/01/18	200	205,592
Centene Corp., Sr. Unsec’d. Notes	Ba3	7.25%	04/01/14	500	442,500
HCA, Inc., Sr. Sec’d. Notes(a)	B2	9.125%	11/15/14	2,025	1,903,500
Novartis Securities Investment Ltd., Gtd. Notes (Bermuda)	Aa2	5.125%	02/10/19	725	736,109
Roche Holdings, Inc., Gtd. Notes, 144A	A2	5.00%	03/01/14	775	793,233
United Surgical Partners International, Inc., Gtd. Notes(a)	Caa1	8.875%	05/01/17	2,250	1,743,750

					5,824,684

Metals & Mining — 1.2%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	5.375%	01/15/13	200	158,726
Aleris International, Inc., Gtd. Notes(i)	D(d)	10.00%	12/15/16	1,025	717
Barrick Gold Corp., Sr. Unsec’d. Notes (Canada)	Baa1	6.95%	04/01/19	225	226,027
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,000	1,870,000
Noranda Aluminium Acquisition Corp., Gtd. Notes, PIK	Caa2	6.595%	05/15/15	1,700	527,000

					2,782,470

Metals/Mining Excluding Steel — 0.6%
Peabody Energy Corp., Gtd. Notes	Ba1	5.875%	04/15/16	1,500	1,335,000

Non-Food & Drug Retailers — 0.2%
Brookstone Co., Inc., Sr. Sec’d. Notes(a)	Caa3	12.00%	10/15/12	1,000	455,000

Oil & Gas — 2.7%
BJ Services Co., Sr. Unsec’d. Notes	Baa1	6.00%	06/01/18	400	374,776
Key Energy Services, Inc., Gtd. Notes	B1	8.375%	12/01/14	2,500	1,575,000
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	6.50%	04/15/18	1,440	1,370,183
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	1,000	885,000
Petrobras International Finance Co., Gtd. Notes (Cayman Islands)	Baa1	5.875%	03/01/18	1,000	930,273
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	1,250	1,090,625

					6,225,857

Oil Field Equipment & Services — 1.4%
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%	12/15/16	750	476,250
Dresser-Rand Group, Inc., Gtd. Notes	B1	7.375%	11/01/14	1,101	946,860
National-Oilwell Varco, Inc., Sr. Unsec’d. Notes	A3	6.125%	08/15/15	1,000	872,960
Pride International, Inc., Sr. Unsec’d. Notes	Ba1	7.375%	07/15/14	1,000	985,000

					3,281,070

Packaging — 1.8%
Crown Cork & Seal Co., Inc., Sr. Unsec’d. Notes(a)	B2	7.375%	12/15/26	3,500	2,905,000
Solo Cup Co., Gtd. Notes(a)	Caa2	8.50%	02/15/14	1,000	735,000
Vitro SAB de CV, Gtd. Notes(i)	NR	9.125%	02/01/17	2,000	457,500

					4,097,500

Paper & Forest Products — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.95%	06/15/18	325	247,711

Pharmaceuticals — 0.6%
Warner Chilcott Corp., Gtd. Notes	B3	8.75%	02/01/15	1,451	1,392,960

Printing & Publishing
Idearc, Inc., Gtd. Notes(i)	D(d)	8.00%	11/15/16	525	13,781

Restaurants — 0.3%
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.00%	02/01/19	775	806,058

Software Services — 0.7%
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	2,000	1,740,000

Steel Producers/Products — 0.6%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.95%	12/15/25	1,850	1,455,885

Support Services — 0.3%
ARAMARK Corp., Gtd. Notes	B3	4.67	%(c)	02/01/15	1,000	762,500

Technology — 0.4%
Vangent, Inc., Gtd. Notes	Caa1	9.625%		02/15/15	1,500	975,000

Telecom — Integrated/Services — 3.4%
Cincinnati Bell, Inc., Gtd. Notes(a)	B2	8.375%		01/15/14	2,590	2,434,600
Qwest Capital Funding, Inc., Gtd. Notes(a)	B1	7.90%		08/15/10	2,100	2,047,500
Qwest Communications International, Inc., Gtd. Notes(a)	Ba3	7.25%		02/15/11	2,125	2,050,625
Syniverse Technologies, Inc., Gtd. Notes	B2	7.75%		08/15/13	1,750	1,470,000

						8,002,725

Telecommunications — 4.2%
AT&T, Inc., Notes	A2	5.80%		02/15/19	425	416,046
Hellas II, Sub. Notes, 144A	Caa3	6.844	%(c)	01/15/15	1,275	210,375
Hughes Network Systems LLC/HNS Finance Corp., Gtd. Notes	B1	9.50%		04/15/14	750	671,250
iPCS, Inc., Sec’d. Notes, PIK	Caa1	4.42%		05/01/14	1,000	610,000
MasTec, Inc., Gtd. Notes	B1	7.625%		02/01/17	750	610,313
MetroPCS Wireless, Inc., Gtd. Notes(a)	B3	9.25%		11/01/14	1,800	1,746,000
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A	B1	8.875%		05/01/16	2,000	1,870,000
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%		05/01/19	1,000	705,000
Sprint Capital Corp., Gtd. Notes(a)	Ba2	8.375%		03/15/12	750	675,000
Valor Telecommunications Enterprises Finance Corp., Gtd. Notes	Baa3	7.75%		02/15/15	750	729,375
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	5.55%		02/01/14	250	250,209
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.50%		11/15/18	250	285,580
Windstream Corp., Gtd. Notes(a)	Ba3	7.00%		03/15/19	1,230	1,082,400

						9,861,548

Textile & Apparel — 0.3%
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%		04/15/15	1,925	731,500

Transportation — 0.9%
Bristow Group, Inc., Gtd. Notes	Ba2	6.125%		06/15/13	2,475	2,004,750

Utilities — 2.7%
Commonwealth Edison Co., First Mortgage	Baa2	5.80%		03/15/18	2,000	1,894,876
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.00%		05/15/17	2,500	1,825,000
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.75%		06/15/16	2,500	1,900,000
Northern States Power Co., First Mortgage	A2	5.25%		03/01/18	120	122,251
PECO Energy Co., First Refinance Mortgage	A2	5.35%		03/01/18	500	484,959

						6,227,086

TOTAL CORPORATE OBLIGATIONS (cost $224,862,721)						167,671,250

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.7%
Federal Home Loan Mortgage Corp.		6.00%		04/01/33	1,911	1,999,490
Federal National Mortgage Assoc.		6.50%		05/01/35-02/01/37	10,778	11,366,066

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $12,862,591)						13,365,556

	Shares
COMMON STOCKS — 0.5%

Electric — Generation — 0.3%
NRG Energy, Inc.*(a)	41,025	722,040

Insurance — 0.2%
MetLife, Inc.,(a)	23,520	535,550

TOTAL COMMON STOCKS (cost $2,976,675)		1,257,590

PREFERRED STOCKS — 2.7%

Banking — 0.4%
Bank of America Corp., 7.25%, CVT				2,250	955,125

Financial Service — 0.3%
Vale Capital Ltd., 5.50%, CVT (Brazil)				25,000	731,500

Gas Distribution — 1.1%
El Paso Corp., 4.99%, CVT				2,430	1,410,008
Williams Cos., Inc., 5.50%, CVT				20,000	1,080,000

					2,490,008

Pharmaceuticals — 0.9%
Mylan, Inc., 6.50%, CVT				2,500	2,131,100

U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%(c)				33,500	23,785
Federal National Mortgage Assoc., 8.75%, CVT				25,000	26,000

					49,785

TOTAL PREFERRED STOCKS (cost $11,665,007)					6,357,518

				Principal
				Amount
				(000)#
BANK LOANS(c) — 1.1%

Healthcare — 0.8%
Biomet, Term B	NR	4.459%	03/25/15	$1,995	1,792,949

Medical Supplies & Equipment — 0.3%
HCA, Inc., Term A	NR	3.459%	11/17/12	976	840,168

TOTAL BANK LOANS (cost $2,626,898)					2,633,117

TOTAL LONG-TERM INVESTMENTS (cost $276,222,609)					210,337,281

	Shares
SHORT-TERM INVESTMENT — 25.4%

AFFILIATED MONEY MARKET MUTUAL FUND — 25.4%

Dryden Core Investment Fund — Taxable Money Market Series (cost $59,473,307; includes $36,381,588 of cash collateral for securities on loan)(b)(w)	59,473,307	59,473,307

TOTAL INVESTMENTS—115.3% (cost $335,695,916)		269,810,588

Liabilities in excess of other assets — (15.3)%		(35,769,203)

NET ASSETS — 100.0%		$234,041,385

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $35,379,362; cash collateral of $36,381,588 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Interest rate is the effective yield as of March 31, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*

Level 1 - Quoted Prices	$67,088,415	—
Level 2 - Other Significant Observable Inputs	202,722,173	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$269,810,588	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.7%

COMMON STOCKS — 88.4%

Aerospace & Defense — 6.4%
General Dynamics Corp.	1,019,884	$42,416,976
Lockheed Martin Corp.(a)	871,514	60,160,611

		102,577,587

Apparel — 2.2%
NIKE, Inc. (Class B Stock)(a)	753,572	35,334,991

Biotechnology — 1.5%
Genzyme Corp.*	75,072	4,458,526
Gilead Sciences, Inc.*(a)	411,875	19,078,050

		23,536,576

Chemicals — 9.8%
Air Products & Chemicals, Inc.	271,349	15,263,381
Monsanto Co.	817,614	67,943,724
Potash Corp. of Saskatchewan, Inc. (Canada)	315,005	25,455,554
Praxair, Inc.	736,279	49,544,214

		158,206,873

Computers — 5.6%
Apple, Inc.*	617,276	64,888,053
International Business Machines Corp.	261,420	25,328,984

		90,217,037

Diversified Financial Services — 3.2%
JPMorgan Chase & Co.	1,932,004	51,352,666

Entertainment & Leisure — 1.0%
Wynn Resorts Ltd.*(a)	805,958	16,094,981

Financial — Bank & Trust — 2.0%
U.S. Bancorp	2,232,291	32,613,772

Financial Services — 10.8%
Goldman Sachs Group, Inc. (The)	447,161	47,408,010
MasterCard, Inc. (Class A Stock)(a)	366,271	61,343,067
Visa, Inc. (Class A Stock)(a)	1,164,857	64,766,049

		173,517,126

Healthcare Products — 0.9%
Johnson & Johnson	282,565	14,862,919

Internet — 3.4%
Google, Inc. (Class A Stock)*	154,636	53,822,606

Mining — 1.1%
BHP Billiton PLC, ADR (United Kingdom)(a)	424,200	16,777,110

Oil & Gas — 6.0%
Petroleo Brasileiro SA, ADR (Brazil)(a)	987,877	30,100,612
Transocean Ltd.*(a)	1,117,613	65,760,349

		95,860,961

Pharmaceuticals — 5.0%
Abbott Laboratories	519,674	24,788,450
Roche Holding AG, ADR (Switzerland)(a)	736,725	25,343,340
Schering-Plough Corp.	1,296,746	30,538,368

		80,670,158

Railroads — 3.5%
Union Pacific Corp.(a)	1,369,379	56,295,171

Restaurants — 10.3%
McDonald’s Corp.	2,190,553	119,538,477
Yum! Brands, Inc.	1,707,438	46,920,396

		166,458,873

Retail & Merchandising — 11.2%
Costco Wholesale Corp.	948,756	43,946,378
CVS Caremark Corp.	1,809,629	49,746,701
Lowe’s Cos., Inc.(a)	1,803,750	32,918,437
Wal-Mart Stores, Inc.	1,043,076	54,344,260

		180,955,776

Telecommunications — 3.0%
QUALCOMM, Inc.	1,248,929	48,595,827

Transportation — 1.5%
Norfolk Southern Corp.(a)	732,001	24,705,034

TOTAL COMMON STOCKS (cost $1,626,016,590)		1,422,456,044

PREFERRED STOCK — 0.3%

Financial — Bank & Trust — 0.3%
Wells Fargo & Co., 8.00%(a) (cost $6,031,876)	316,224	4,923,608

TOTAL LONG-TERM INVESTMENTS (cost $1,632,048,466)		1,427,379,652

SHORT-TERM INVESTMENT — 33.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $532,843,132; includes $324,598,473 of cash collateral for securities on loan)(b)(w)	532,843,132	532,843,132

TOTAL INVESTMENTS — 121.8% (cost $2,164,891,598)		1,960,222,784

Liabilities in excess of other assets — (21.8)%		(350,361,913)

NET ASSETS — 100.0%		$1,609,860,871

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $319,773,887; cash collateral of $324,598,473 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$1,960,222,784	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,960,222,784	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%

COMMON STOCKS

Australia — 0.2%
QBE Insurance Group Ltd.	7,653	$102,665

Austria — 0.5%
Erste Group Bank AG	17,540	297,122

Bermuda — 1.3%
Accenture Ltd. (Class A Stock)	29,100	799,959

Canada — 1.2%
Canadian National Railway Co.(a)	20,242	717,579

Czech Republic — 0.2%
Komercni Banka A/S	1,502	149,715

France — 11.7%
Air Liquide SA	9,446	768,657
AXA SA	46,150	554,901
Cie Generale d’Optique Essilor International SA	5,800	224,242
GDF Suez	25,503	875,885
Legrand SA	37,270	647,931
LVMH Moet Hennessy Louis Vuitton SA	19,350	1,215,754
Pernod-Ricard SA	9,080	506,375
Schneider Electric SA	14,538	967,886
Total SA	16,970	843,799
Vivendi	19,570	518,065

		7,123,495

Germany — 6.4%
Bayer AG	14,660	701,184
Deutsche Boerse AG	3,650	220,066
E.ON AG	13,002	361,210
Henkel AG & Co. KGaA (PRFC Shares)	6,890	187,476
Linde AG	20,550	1,397,357
Merck KGaA	12,070	1,067,372

		3,934,665

Italy — 0.4%
Intesa Sanpaolo SpA	79,870	219,924

Japan — 6.8%
Aeon Credit Service Co. Ltd.	19,300	176,686
Canon, Inc.	28,000	816,251
Fanuc Ltd.	4,400	300,947
Hirose Electric Co. Ltd.	2,700	261,179
Hoya Corp.	36,000	716,456
INPEX Corp.	85	601,961
Kao Corp.	42,000	819,521
Shin-Etsu Chemical Co. Ltd.	9,100	447,086

		4,140,087

Mexico — 0.3%
Grupo Modelo SAB de CV (Class C Stock)	71,700	217,150

Netherlands — 6.3%
ASML Holding NV	22,431	397,855
Heineken NV	50,110	1,424,733
Royal Dutch Shell PLC (Class A Stock)	34,930	785,690
TNT NV	40,490	692,882
Wolters Kluwer NV	33,340	540,850

		3,842,010

Singapore — 0.7%
Singapore Telecommunications Ltd.	266,039	443,452

South Korea — 1.2%
Samsung Electronics Co. Ltd.	1,758	726,331

Switzerland — 13.5%
Actelion Ltd.*	4,410	201,265
Alcon, Inc.	6,320	574,551
Compagnie Financiere Richemont SA (Class A Stock)	36,778	574,464
Givaudan SA	1,440	746,376
Julius Baer Holding AG	10,723	263,765
Nestle SA	67,197	2,271,581
Roche Holding AG	13,710	1,881,316
Sonova Holding AG	3,251	196,494
Swiss Reinsurance Co.	12,720	208,294
Synthes, Inc.	7,650	852,165
UBS AG*	52,412	492,672

		8,262,943

United Kingdom — 9.3%
Burberry Group PLC	82,870	335,016
Diageo PLC	105,715	1,192,999
GlaxoSmithKline PLC	19,450	303,496
Ladbrokes PLC	136,445	358,762
Reckitt Benckiser Group PLC	36,650	1,377,254
Smiths Group PLC	41,349	396,913
Standard Chartered PLC	34,829	433,026
Tesco PLC	64,887	310,405
William Hill PLC	80,630	196,965
William Hill PLC, FPR*	80,630	196,965
WPP PLC	103,726	584,532

		5,686,333

United States — 37.2%
3M Co.	26,180	1,301,670
American Express Co.	21,530	293,454
Bank of New York Mellon Corp. (The)	39,170	1,106,552
Chevron Corp.	10,640	715,434
Cisco Systems, Inc.*	55,080	923,692
DENTSPLY International, Inc.	20,170	541,565
DST Systems, Inc.*	7,430	257,227
Exxon Mobil Corp.	7,900	537,990
General Mills, Inc.	6,190	308,757
Goldman Sachs Group, Inc. (The)	4,860	515,257
Harley-Davidson, Inc.(a)	15,930	213,303
Intel Corp.	42,830	644,591
International Flavors & Fragrances, Inc.	13,380	407,555
Johnson & Johnson	16,660	876,316
Medtronic, Inc.	33,420	984,887
NIKE, Inc. (Class B Stock)	26,880	1,260,403
Omnicom Group, Inc.	33,630	786,942
Oracle Corp.*	79,090	1,429,156
PepsiCo, Inc.	26,730	1,376,060
Praxair, Inc.	8,950	602,246
Procter & Gamble Co.(a)	15,044	708,422
Rockwell Automation, Inc.(a)	16,680	364,291

Sally Beauty Holdings, Inc.*	21,670	123,086
Smucker, (J.M) Co. (The)	14,794	551,372
State Street Corp.(a)	25,800	794,124
Thermo Fisher Scientific, Inc.*(a)	19,710	703,056
United Parcel Service, Inc. (Class B Stock)(a)	19,670	968,157
Walgreen Co.	37,070	962,337
Walt Disney Co. (The)(a)	55,210	1,002,614
Waters Corp.*(a)	18,190	672,120
Zimmer Holdings, Inc.*	20,670	754,455

		22,687,091

TOTAL LONG-TERM INVESTMENTS (cost $92,795,841)		59,350,521

SHORT-TERM INVESTMENT — 12.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $7,525,976; includes $6,116,950 of cash collateral for securities on loan)(b)(w)	7,525,976	7,525,976

TOTAL INVESTMENTS(o) — 109.5% (cost $100,321,817)		66,876,497

Liabilities in excess of other assets — (9.5)%		(5,825,900)

NET ASSETS — 100.0%		$61,050,597

The following abbreviations are used in Portfolio descriptions:

FPR	Fully Paid Rights

PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $5,988,729; cash collateral of $6,116,950 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of March 31, 2009, 12 securities representing $5,609,500 and 9.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (10.0% represents investments purchased with collateral from securities on loan)	12.3%
Chemicals	8.3
Beverages	7.7
Pharmaceuticals	5.6
Food	5.6
Financial — Bank & Trust	5.1
Consumer Products & Services	4.9
Oil, Gas & Consumable Fuels	4.8
Medical Supplies & Equipment	4.0
Retail & Merchandising	3.9
Diversified Manufacturing	3.2
Electronic Components & Equipment	3.2
Entertainment & Leisure	3.1
Telecommunications	3.0
Financial Services	3.0
Semiconductors	3.0
Healthcare Products	3.0
Computer Services & Software	2.7
Transportation	2.7
Oil & Gas	2.4
Electronics	2.3
Conglomerates	2.1
Media	1.9
Insurance	1.5
Office Equipment	1.3
Commercial Services	1.3
Advertising	1.3
Medical Products	1.2
Railroads	1.2
Industrial Products	1.2
Retail	0.9
Utilities	0.6
Clothing & Apparel	0.5
Electronic Equipment & Instruments	0.4
Household Products	0.3

109.5
Liabilities in excess of other assets	(9.5)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$61,266,997	—
Level 2 - Other Significant Observable Inputs	5,412,535	—
Level 3 - Significant Unobservable Inputs	196,965	—

Total	$66,876,497	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(50,219)
Net purchases (sales)	247,184
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$196,965

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%

COMMON STOCKS

Aerospace & Defense — 0.8%
Lockheed Martin Corp.	70,630	$4,875,589

Automotive Parts — 0.2%
Advance Auto Parts, Inc.	32,800	1,347,424

Beverages — 2.4%
Coca-Cola Co. (The)	77,890	3,423,265
PepsiCo, Inc.	234,170	12,055,072

		15,478,337

Broadcasting — 0.2%
Grupo Televisa SA, ADR (Mexico)	102,560	1,398,918

Business Services — 2.3%
Accenture Ltd. (Class A Stock)	201,530	5,540,060
Dun & Bradstreet Corp. (The)	95,090	7,321,930
Fidelity National Information Services, Inc.	97,220	1,769,404

		14,631,394

Cable Television — 1.1%
DIRECTV Group, Inc. (The)*(a)	322,370	7,346,812

Chemicals — 3.3%
Air Products & Chemicals, Inc.	161,930	9,108,563
Ecolab, Inc.	155,770	5,409,892
Praxair, Inc.	102,060	6,867,617

		21,386,072

Commercial Services — 3.1%
Apollo Group, Inc. (Class A Stock)*(a)	80,070	6,271,883
MasterCard, Inc. (Class A Stock)(a)	58,600	9,814,328
Moody’s Corp.(a)	168,620	3,864,771

		19,950,982

Computer Hardware — 6.6%
Apple, Inc.*	202,000	21,234,240
Hewlett-Packard Co.	494,120	15,841,487
International Business Machines Corp.	58,000	5,619,620

		42,695,347

Computer Services & Software — 3.2%
Autodesk, Inc.*	42,350	711,904
Citrix Systems, Inc.*	86,720	1,963,341
EMC Corp.*(a)	410,640	4,681,296
GameStop Corp. (Class A Stock)*	116,760	3,271,615
Intuit, Inc.*(a)	184,840	4,990,680
Nuance Communications, Inc.*	237,790	2,582,399
Research In Motion Ltd.*	58,330	2,512,273

		20,713,508

Computer Networking — 0.2%
NetApp, Inc.*(a)	73,700	1,093,708

Conglomerates — 1.1%
3M Co.	74,990	3,728,503
Honeywell International, Inc.	130,280	3,629,601

		7,358,104

Consumer Products & Services — 0.3%
Avon Products, Inc.	70,780	1,361,099
LVMH Moet Hennessy Louis Vuitton SA (France)	13,420	843,174

		2,204,273

Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	69,270	4,085,545

Distribution/Wholesale — 0.4%
W.W. Grainger, Inc.	34,410	2,414,894

Entertainment & Leisure — 0.3%
DreamWorks Animation SKG, Inc. (Class A Stock)*	83,810	1,813,648

Environmental Services — 0.3%
Republic Services, Inc.	125,940	2,159,871

Exploration & Production — 0.4%
Nexen, Inc. (Canada)	141,660	2,402,554

Farming & Agriculture — 0.8%
Monsanto Co.	61,110	5,078,241

Financial — Bank & Trust — 1.2%
Northern Trust Corp.(a)	70,230	4,201,158
State Street Corp.(a)	113,010	3,478,448

		7,679,606

Financial — Brokerage — 1.3%
Visa, Inc. (Class A Stock)	153,610	8,540,716

Financial Services — 4.5%
Bank of New York Mellon Corp. (The)	299,080	8,449,010
BlackRock, Inc.(a)	26,880	3,495,475
Charles Schwab Corp. (The)	228,490	3,541,595
CME Group, Inc.(a)	32,150	7,921,438
JPMorgan Chase & Co.	120,100	3,192,258
Morgan Stanley	26,000	592,020
Redecard SA (Brazil)	124,100	1,503,805

		28,695,601

Food — 2.2%
Cadbury PLC (United Kingdom)	172,970	1,307,934
General Mills, Inc.	61,140	3,049,663
Nestle SA (Switzerland)	282,164	9,538,497

		13,896,094

Insurance — 0.4%
Aon Corp.	69,130	2,821,887

Integrated Petroleum — 1.1%
Chevron Corp.	108,760	7,313,022

Internet Services — 5.2%
Akamai Technologies, Inc.*(a)	114,670	2,224,598
Amazon.com, Inc.*(a)	90,900	6,675,696
Google, Inc. (Class A Stock)*	48,620	16,922,677
Priceline.com, Inc.*(a)	35,730	2,814,809
VeriSign, Inc.*(a)	239,970	4,528,234

		33,166,014

Machinery & Equipment — 0.6%
Deere & Co.	39,810	1,308,555

Thermo Fisher Scientific, Inc.*	79,440	2,833,625

		4,142,180

Medical Supplies & Equipment — 9.8%
Abbott Laboratories	325,470	15,524,919
Alcon, Inc. (Switzerland)	20,600	1,872,746
Baxter International, Inc.	115,440	5,912,837
Becton, Dickinson and Co.	136,880	9,203,811
DENTSPLY International, Inc.	104,100	2,795,085
Genzyme Corp.*	276,310	16,410,051
Life Technologies Corp.*	42,730	1,387,870
Medtronic, Inc.	70,350	2,073,214
St. Jude Medical, Inc.*(a)	219,220	7,964,263

		63,144,796

Metals & Mining — 0.3%
BHP Billiton Ltd., ADR (Australia)(a)	28,640	1,277,344
Nucor Corp.	22,740	867,986

		2,145,330

Miscellaneous Manufacturing — 2.4%
Danaher Corp.	278,880	15,120,874

Network/Hardware — 5.8%
Cisco Systems, Inc.*	867,640	14,550,323
Corning, Inc.	560,090	7,432,394
Juniper Networks, Inc.*(a)	62,730	944,714
Nokia Oyj, ADR (Finland)	146,700	1,711,989
QUALCOMM, Inc.	333,930	12,993,216

		37,632,636

Oil & Gas — 3.9%
Apache Corp.	24,910	1,596,482
Hess Corp.	19,020	1,030,884
National Oilwell Varco, Inc.*	46,400	1,332,144
Nexen, Inc. (Canada)	52,870	1,130,361
Noble Energy, Inc.	123,650	6,662,262
Occidental Petroleum Corp.	30,150	1,677,847
Petroleo Brasileiro SA, ADR (Brazil)(a)	141,880	4,323,084
Southwestern Energy Co.*(a)	71,410	2,120,163
Transocean Ltd.*	80,590	4,741,916
XTO Energy, Inc.	20,670	632,915

		25,248,058

Oil Well Services & Equipment — 0.2%
Weatherford International Ltd. (Switzerland)*	106,150	1,175,081

Petroleum Exploration & Production — 0.8%
Anadarko Petroleum Corp.	124,580	4,844,916

Pharmaceuticals — 8.0%
Allergan, Inc.	139,770	6,675,415
Celgene Corp.*(a)	153,350	6,808,740
Cephalon, Inc.*	28,700	1,954,470
Gilead Sciences, Inc.*(a)	272,360	12,615,715
Johnson & Johnson	78,610	4,134,886
Medco Health Solutions, Inc.*(a)	162,370	6,712,376
Schering-Plough Corp.	187,470	4,414,919
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	184,600	8,316,230

		51,632,751

Restaurants — 1.2%
McDonald’s Corp.	138,960	7,583,047

Retail & Merchandising — 7.7%
Best Buy Co., Inc.	43,960	1,668,722
CVS Caremark Corp.	410,198	11,276,343
Home Depot, Inc. (The)	180,900	4,262,004
Kohl’s Corp.*(a)	62,470	2,643,730
NIKE, Inc. (Class B Stock)(a)	82,030	3,846,387
Nordstrom, Inc.(a)	890	14,907
Staples, Inc.	283,110	5,127,122
Target Corp.	241,490	8,304,841
Wal-Mart Stores, Inc.	171,270	8,923,167
Walgreen Co.	134,780	3,498,889

		49,566,112

Semiconductors — 2.3%
Broadcom Corp. (Class A Stock)*	84,200	1,682,316
Intel Corp.	530,940	7,990,647
Marvell Technology Group Ltd. (Bermuda)*	186,060	1,704,310
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	355,610	3,182,709

		14,559,982

Software — 4.2%
Adobe Systems, Inc.*	223,530	4,781,307
McAfee, Inc.*(a)	195,530	6,550,255
Microsoft Corp.(a)	362,460	6,658,390
Oracle Corp.*	501,260	9,057,768

		27,047,720

Telecommunications — 1.6%
American Tower Corp. (Class A Stock)*	238,650	7,262,120
MetroPCS Communications, Inc.*	169,040	2,887,203

		10,149,323

Tobacco — 1.8%
Philip Morris International, Inc.	318,470	11,331,163

Transportation — 2.5%
Expeditors International of Washington, Inc.	130,420	3,689,582
Union Pacific Corp.(a)	153,220	6,298,874
United Parcel Service, Inc. (Class B Stock)(a)	128,520	6,325,754

		16,314,210

Utilities — 0.2%
AES Corp. (The)*	192,490	1,118,367

TOTAL LONG-TERM INVESTMENTS (cost $604,226,204)		623,304,707

SHORT-TERM INVESTMENT — 28.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $183,876,341; includes $90,209,483 of cash collateral for securities on loan)(b)(w)	183,876,341	183,876,341

TOTAL INVESTMENTS — 125.4% (cost $788,102,545)		807,181,048

Liabilities in excess of other assets — (25.4)%		(163,416,980)

NET ASSETS — 100.0%		$643,764,068

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $89,006,225; cash collateral of $90,209,483 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on March 31, 2009. Collateral was subsequently received on April 1, 2009 and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$807,181,048	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$807,181,048	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%

COMMON STOCKS

Aerospace & Defense — 0.8%
TransDigm Group, Inc.*(a)	28,357	$931,244

Automotive Parts — 1.8%
BorgWarner, Inc.(a)	99,100	2,011,730

Banks — 1.5%
Northern Trust Corp.(a)	29,300	1,752,726

Building Materials — 0.6%
Masco Corp.	95,500	666,590

Chemicals — 2.3%
Eastman Chemical Co.	24,500	656,600
International Flavors & Fragrances, Inc.	37,100	1,130,066
Valspar Corp. (The)	42,900	856,713

		2,643,379

Clothing & Apparel — 1.4%
VF Corp.(a)	28,400	1,621,924

Commercial Banks — 0.2%
East West Bancorp, Inc.(a)	47,400	216,618

Commercial Services — 1.5%
United Rentals, Inc.*(a)	414,249	1,743,988

Computer Hardware — 1.2%
Affiliated Computer Services, Inc. (Class A Stock)*(a)	27,200	1,302,608

Computer Services & Software — 4.1%
Autodesk, Inc.*	36,100	606,841
Computer Sciences Corp.*	61,187	2,254,129
Global Payments, Inc.	34,300	1,145,963
Sybase, Inc.*	18,800	569,452

		4,576,385

Construction — 2.6%
D.R. Horton, Inc.	104,900	1,017,530
Pulte Homes, Inc.(a)	55,500	606,615
URS Corp.*	32,000	1,293,120

		2,917,265

Consumer Products & Services — 1.0%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	31,200	1,082,640

Containers & Packaging — 2.0%
Sonoco Products Co.	106,800	2,240,664

Diversified — 1.9%
AptarGroup, Inc.	35,500	1,105,470
Dover Corp.	41,600	1,097,408

		2,202,878

Drugs & Healthcare — 1.5%
IMS Health, Inc.	136,000	1,695,920

Electronic Components — 1.4%
Flextronics International Ltd. (Singapore)*(a)	249,000	719,610
Harman International Industries, Inc.(a)	61,000	825,330
Macrovision Solutions Corp.*(a)	46	818

		1,545,758

Energy Delivery — 0.7%
Integrys Energy Group, Inc.	28,600	744,744

Entertainment & Leisure — 0.5%
Scientific Games Corp. (Class A Stock)*	45,200	547,372

Financial — Bank & Trust — 3.5%
Astoria Financial Corp.	60,200	553,238
Bank of Hawaii Corp.(a)	33,100	1,091,638
Comerica, Inc.	128,800	2,358,328

		4,003,204

Financial Services — 4.1%
Eaton Vance Corp.	55,300	1,263,605
IntercontinentalExchange, Inc.*	20,700	1,541,529
Jefferies Group, Inc.(a)	57,900	799,020
Raymond James Financial, Inc.(a)	54,400	1,071,680

		4,675,834

Food Products — 1.4%
Sara Lee Corp.	200,900	1,623,272

Gas Utilities — 0.5%
Energen Corp.	19,700	573,861

Healthcare Equipment & Services — 1.8%
Express Scripts, Inc.*	42,900	1,980,693

Healthcare Providers & Services — 1.0%
Covance, Inc.*(a)	32,600	1,161,538

Hotels, Restaurants & Leisure — 2.0%
International Game Technology	78,900	727,458
Yum! Brands, Inc.	55,100	1,514,148

		2,241,606

Insurance — 8.7%
Allstate Corp. (The)	90,400	1,731,160
CIGNA Corp.	100,478	1,767,408
Endurance Specialty Holdings Ltd. (Bermuda)	44,700	1,114,818
HCC Insurance Holdings, Inc.	67,200	1,692,768
Lincoln National Corp.	345,214	2,309,482
Protective Life Corp.	44,000	231,000
Reinsurance Group of America, Inc.	30,600	991,134

		9,837,770

Iron / Steel — 0.8%
Allegheny Technologies, Inc.	40,700	892,551

Leisure Equipment & Products — 1.0%
Mattel, Inc.	98,400	1,134,552

Machinery & Equipment — 1.9%
Cummins, Inc.	64,600	1,644,070
Snap-on, Inc.	20,500	514,550

		2,158,620

Manufacturing — 0.8%
Harsco Corp.	41,100	911,187

Medical Supplies & Equipment — 3.8%
Bard (C.R.), Inc.(a)	16,200	1,291,464

Beckman Coulter, Inc.(a)	59,100	3,014,691

		4,306,155

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.(a)	28,400	1,082,324

Multi-Utilities & Unregulated Power — 1.5%
SCANA Corp.	54,192	1,673,991

Office Equipment — 1.1%
Steelcase, Inc. (Class A Stock)	243,100	1,217,931

Oil, Gas & Consumable Fuels — 7.4%
Chesapeake Energy Corp.	57,100	974,126
Helix Energy Solutions Group, Inc.*	58,100	298,634
Newfield Exploration Co.*	59,000	1,339,300
Noble Corp.	45,300	1,091,277
ONEOK, Inc.	30,600	692,478
Pioneer Natural Resources Co.	45,200	744,444
Questar Corp.	55,700	1,639,251
XTO Energy, Inc.	49,850	1,526,407

		8,305,917

Pharmaceuticals — 0.8%
Cephalon, Inc.*(a)	13,900	946,590

Printing & Publishing — 1.9%
RR Donnelley & Sons Co.	289,600	2,122,768

Railroads — 1.4%
Union Pacific Corp.(a)	37,500	1,541,625

Real Estate Investment Trusts — 4.7%
Boston Properties, Inc.(a)	20,200	707,606
Duke Realty Corp.(a)	413,156	2,272,358
Simon Property Group, Inc.(a)	68,436	2,370,623

		5,350,587

Restaurants — 2.9%
Brinker International, Inc.	39,100	590,410
Darden Restaurants, Inc.(a)	77,800	2,665,428

		3,255,838

Retail & Merchandising — 2.7%
Family Dollar Stores, Inc.	18,900	630,693
Ruddick Corp.(a)	48,600	1,091,070
TJX Cos., Inc.	51,300	1,315,332

		3,037,095

Semiconductors — 2.2%
International Rectifier Corp.*(a)	61,900	836,269
Microchip Technology, Inc.(a)	78,000	1,652,820

		2,489,089

Specialty Retail — 0.6%
CarMax, Inc.*(a)	53,300	663,052

Telecommunication Services — 1.1%
Harris Corp.	42,800	1,238,632

Telecommunications — 3.0%
American Tower Corp. (Class A Stock)*	73,200	2,227,476
Comtech Telecommunications Corp.*	47,400	1,174,098

		3,401,574

Transportation — 2.7%
CSX Corp.	42,600	1,101,210
GATX Corp.(a)	39,600	801,108
Werner Enterprises, Inc.(a)	75,400	1,140,048

		3,042,366

Utilities — 2.4%
PG&E Corp.	42,300	1,616,706
Pinnacle West Capital Corp.	41,100	1,091,616

		2,708,322

TOTAL LONG-TERM INVESTMENTS (cost $159,758,653)		108,022,977

SHORT-TERM INVESTMENT — 28.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $31,629,570; includes $25,648,277 of cash collateral for securities on loan)(b)(w)	31,629,570	31,629,570

TOTAL INVESTMENTS — 123.7% (cost $191,388,223)		139,652,547

Liabilities in excess of other assets — (23.7)%		(26,790,081)

NET ASSETS — 100.0%		$112,862,466

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,102,831; cash collateral of $25,648,277 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$139,652,547	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$139,652,547	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
CERTIFICATES OF DEPOSIT — 21.1%

Banco Bilbao Vizcaya Argentaria SA	0.965%		06/08/09	$100,000	$100,000,942
Bank of Nova Scotia / Houston	0.25%		04/24/09	150,000	150,000,000
Barclays Bank PLC	1.35%		05/13/09	25,000	25,000,000
Barclays Bank PLC	2.00%		10/07/09	51,000	51,000,000
Barclays Bank PLC	2.00%		10/09/09	27,000	27,000,000
BNP Paribas	0.98%		05/18/09	70,000	70,000,000
Royal Bank of Scotland (NY)	1.20%		04/09/09	23,000	22,999,485
Royal Bank of Scotland PLC	0.55%		05/01/09	40,000	40,000,000
State Street Bank & Trust Co.	1.00%		05/18/09	85,000	85,000,000
Toronto Dominion Bank (The)	1.97%		09/24/09	5,000	5,000,000
Toronto Dominion Bank (The)	2.42%		06/15/09	37,308	37,308,767

					613,309,194

COMMERCIAL PAPER — 50.5%

Australia & New Zealand Banking Group Ltd., 144A	1.671	%(c)	10/02/09	100,000	100,000,000
AXA SA, 144A(n)	0.72%		04/14/09	28,000	27,992,720
AXA SA, 144A(n)	1.00%		04/30/09	15,000	14,987,917
Banco Bilbao Vizcaya London, 144A(n)	0.475%		04/13/09	20,000	19,996,833
Banco Bilbao Vizcaya London, 144A(n)	0.98%		06/10/09	13,000	12,975,228
Bank of Ireland	1.771	%(c)	09/04/09	83,000	83,000,000
Citigroup Funding, Inc., FDIC(n)	0.39%		04/13/09	50,000	49,993,500
DnB NOR Bank ASA, 144A(n)	0.80%		06/15/09	48,250	48,169,583
DnB NOR Bank ASA, 144A(n)	0.85%		07/01/09	100,000	99,785,139
E.ON AG, 144A(n)	0.65%		04/03/09	31,000	30,998,881
Edison Asset Securitization LLC, 144A(n)	0.45%		04/13/09	50,000	49,992,500
General Electric Capital Corp., FDIC(n)	0.75%		07/03/09	10,000	9,980,625
General Electric Capital Corp., FDIC(n)	0.80%		06/23/09	50,000	49,930,833
HSBC USA, Inc.(n)	0.38%		04/28/09	100,000	99,971,500
New York Life Capital Corp., 144A(n)	0.55%		04/27/09	50,000	49,980,139
New York Life Capital Corp., 144A(n)	0.60%		05/04/09	20,000	19,989,000
New York Life Capital Corp., 144A(n)	0.60%		05/05/09	21,000	20,988,100
Nordea North America(n)	0.42%		04/03/09	70,000	69,998,367
Nordea North America(n)	0.55%		04/07/09	15,500	15,498,579
Old Line Funding LLC, 144A(n)	0.40%		04/15/09	50,000	49,992,222
Old Line Funding LLC, 144A(n)	0.45%		04/15/09	50,000	49,991,250
Old Line Funding LLC, 144A(n)	0.50%		04/13/09	50,000	49,991,667
Reckitt Benckiser TSY, 144A(n)	1.23%		04/28/09	32,000	31,970,480
San Paolo IMI U.S. Financial Corp.(n)	1.05%		06/02/09	60,000	59,891,500
Societe Generale North America, Inc.(n)	0.37%		04/20/09	20,000	19,996,094
Societe Generale North America, Inc.(n)	0.39%		04/15/09	50,000	49,992,417
Societe Generale North America, Inc.(n)	0.73%		04/14/09	60,000	59,984,093
State Street Bank Corp.(n)	0.52%		04/20/09	50,000	49,986,278
State Street Bank Corp., FDIC(n)	0.40%		04/06/09	30,000	29,998,333
Toyota Motor Credit Corp.(n)	0.25%		04/14/09	61,000	60,994,493
UBS Finance (DE) LLC(n)	0.75%		05/18/09	80,000	79,921,667

					1,466,939,938

CORPORATE OBLIGATIONS — 11.8%

Bank of America Corp., Sr. Unsec’d. Notes	1.352	%(c)	09/25/09	57,095	56,747,519
Bank of America NA, Sr. Unsec’d. Notes	1.436	%(c)	08/06/09	30,000	30,000,000
Bank of America, Gtd. Notes, FDIC	1.234	%(c)	07/29/10	50,000	50,000,000
Citigroup Funding, Inc., FDIC	1.274	%(c)	07/30/10	50,000	50,000,000
Goldman Sachs Prom. Note, Gtd. Notes, FDIC(g)	1.10%		09/08/09	65,000	65,000,000
Nordea Bank AB, Notes, MTN, 144A	1.509	%(c)	09/24/09	40,000	40,000,000
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	1.397	%(c)	09/23/09	50,000	50,015,074

					341,762,593

REPURCHASE AGREEMENT — 6.7%

Barclays Capital, Inc. .21%, dated 03/31/09, due 04/01/09 in the amount of $194,550,135 (cost $194,549,000; collateralized by $4,100,384 JPMorgan Chase & Co., FDIC Gtd., 1.65%, maturity date 02/23/11, the value of collateral plus accrued interest was $4,117,285; collateralized by 16,044,986 Goldman Sachs Group, Inc., FDIC Gtd., 3.25%, maturity date 06/15/12, the value of collateral plus accrued interest was $16,858,440; collateralized by, $4,542,380 GE Capital Corp., FDIC Gtd., 2.25%, maturity date 03/12/12, the value of collateral plus accrued interest was $4,566,421; collateralized by $144,728,000 Federal National Mortgage Assoc., 4.10%, maturity date 12/17/18, the value of collateral plus accrued interest was $145,854,627; collateralized by 27,000,000 Union Bank NA, FDIC Gtd., 1.52%, maturity date 03/16/12 the value of collateral plus accrued interest was $27,043,740)
				194,549	194,549,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.3%

Federal Home Loan Mortgage Corp.(n)	0.60%		07/24/09	10,000	9,981,000
Federal Home Loan Mortgage Corp.(n)	0.70%		09/21/09	100,000	99,663,611
Federal Home Loan Mortgage Corp.	1.193	%(c)	09/24/10	50,000	49,986,272
Federal Home Loan Mortgage Corp.	1.229	%(c)	08/24/10	100,000	99,972,572
Federal National Mortgage Assoc.	1.184%		08/05/10	50,000	49,976,663
Federal National Mortgage Assoc.	1.244	%(c)	07/13/10	18,000	17,984,438

					327,564,556

TOTAL INVESTMENTS—101.4% (cost $2,944,125,281)†					2,944,125,281
Liabilities in excess of other assets — (1.4)%					(39,411,932)

NET ASSETS — 100.0%					$2,904,713,349

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Guaranteed issued under the temporary liquidity guarantee program.

MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security.

(g)	Indicates a security that has been deemed illiquid.

(n)	Rate shown is the effective yield at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$2,944,125,281	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,944,125,281	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%

COMMON STOCKS

Aerospace & Defense — 0.5%
L-3 Communications Holdings, Inc.(a)	19,500	$1,322,100

Banks — 2.0%
Northern Trust Corp.	72,500	4,336,950
Signature Bank*(a)	50,000	1,411,500

		5,748,450

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*(a)	55,000	2,071,300
Illumina, Inc.*(a)	93,500	3,481,940
Vertex Pharmaceuticals, Inc.*(a)	55,000	1,580,150

		7,133,390

Business Services — 1.7%
Iron Mountain, Inc.*(a)	222,500	4,932,825

Capital Markets — 1.7%
Lazard Ltd. (Class A Stock) (Bermuda)	165,500	4,865,700

Chemicals — 3.5%
Airgas, Inc.	128,000	4,327,680
Ecolab, Inc.	170,000	5,904,100

		10,231,780

Clothing & Apparel — 0.6%
VF Corp.(a)	28,000	1,599,080

Commercial Services — 4.1%
Clean Harbors, Inc.*(a)	37,500	1,800,000
CoStar Group, Inc.*(a)	51,000	1,542,750
FTI Consulting, Inc.*	65,000	3,216,200
H&R Block, Inc.	70,000	1,273,300
HMS Holdings Corp.*(a)	35,500	1,167,950
SAIC, Inc.*(a)	156,500	2,921,855

		11,922,055

Computer Hardware — 0.9%
Cognizant Technology Solutions Corp. (Class A Stock)*	130,000	2,702,700

Computer Services & Software — 3.2%
Akamai Technologies, Inc.*	36,500	708,100
Equinix, Inc.*(a)	42,000	2,358,300
IHS, Inc. (Class A Stock)*(a)	101,200	4,167,416
NetApp, Inc.*	65,000	964,600
VMware, Inc.*	42,500	1,003,850

		9,202,266

Construction & Engineering — 1.1%
Jacobs Engineering Group, Inc.*(a)	80,000	3,092,800

Consumer Products & Services — 1.0%
Church & Dwight Co., Inc.(a)	54,500	2,846,535

Containers & Packaging — 0.3%
Crown Holdings, Inc.*	37,500	852,375

Education — 3.8%
American Public Education, Inc.*	47,000	1,976,820
DeVry, Inc.(a)	85,000	4,095,300
Grand Canyon Education, Inc.*(a)	40,500	699,030
Strayer Education, Inc.(a)	23,500	4,226,945

		10,998,095

Electronic Components — 3.4%
AMETEK, Inc.	130,000	4,065,100
Dolby Laboratories, Inc. (Class A Stock)*(a)	130,000	4,434,300
Trimble Navigation Ltd.*(a)	85,000	1,298,800

		9,798,200

Electronic Equipment & Instruments — 0.7%
FLIR Systems, Inc.*	97,500	1,996,800

Electronics — 0.5%
National Instruments Corp.	80,000	1,492,000

Energy — 0.3%
First Solar, Inc.*(a)	7,500	995,250

Entertainment & Leisure — 3.0%
Penn National Gaming, Inc.*(a)	160,000	3,864,000
WMS Industries, Inc.*(a)	234,200	4,897,122

		8,761,122

Environmental Control — 0.6%
Waste Connections, Inc.*(a)	70,000	1,799,000

Financial — Bank & Trust — 0.8%
IntercontinentalExchange, Inc.*(a)	30,000	2,234,100

Financial Services — 1.8%
BlackRock, Inc.(a)	28,000	3,641,120
NASDAQ OMX Group (The)*(a)	77,500	1,517,450

		5,158,570

Food — 1.3%
Ralcorp Holdings, Inc.*	70,500	3,798,540

Healthcare Equipment & Supplies — 0.6%
St. Jude Medical, Inc.*	46,500	1,689,345

Healthcare Providers & Services — 1.2%
Express Scripts, Inc.*(a)	75,000	3,462,750

Healthcare Services — 1.1%
VCA Antech, Inc.*(a)	141,500	3,190,825

Industrial Products — 2.1%
Fastenal Co.(a)	110,000	3,537,050
Precision Castparts Corp.	40,000	2,396,000

		5,933,050

Insurance — 0.8%
Fidelity National Financial, Inc. (Class A Stock)	117,000	2,282,670

Internet Services — 0.8%
Juniper Networks, Inc.*(a)	150,000	2,259,000

Manufacturing — 1.5%
Danaher Corp.	78,000	4,229,160

Medical Supplies & Equipment - 7.1%
Bard (C.R.), Inc.(a)	57,000	4,544,040
Gen-Probe, Inc.*(a)	65,000	2,962,700
Intuitive Surgical, Inc.*(a)	15,500	1,478,080
Masimo Corp.*(a)	83,000	2,405,340

Myriad Genetics, Inc.*	130,000	5,911,100
NuVasive, Inc.*(a)	50,000	1,569,000
Wright Medical Group, Inc.*(a)	120,000	1,563,600

		20,433,860

Metals & Mining — 0.9%
Agnico-Eagle Mines Ltd. (Canada)(a)	27,000	1,536,840
Freeport-McMoRan Copper & Gold, Inc.	30,500	1,162,355

		2,699,195

Oil, Gas & Consumable Fuels — 6.9%
CARBO Ceramics, Inc.(a)	73,400	2,087,496
Concho Resources, Inc.*(a)	168,000	4,299,120
Core Laboratories NV (Netherlands)	35,000	2,560,600
Murphy Oil Corp.	30,000	1,343,100
Range Resources Corp.	100,000	4,116,000
Southwestern Energy Co.*(a)	108,000	3,206,520
XTO Energy, Inc.	75,000	2,296,500

		19,909,336

Pharmaceuticals — 2.7%
Cephalon, Inc.*(a)	40,000	2,724,000
Mead Johnson Nutrition Co. (Class A Stock)*	53,500	1,544,545
Mylan, Inc.*(a)	143,000	1,917,630
United Therapeutics Corp.*	25,000	1,652,250

		7,838,425

Printing & Publishing — 1.0%
VistaPrint Ltd. (Bermuda)*(a)	107,500	2,955,175

Restaurants — 0.6%
Darden Restaurants, Inc.(a)	52,500	1,798,650

Retail & Merchandising — 7.7%
Bed Bath & Beyond, Inc.*(a)	45,000	1,113,750
Dollar Tree, Inc.*	30,000	1,336,500
GameStop Corp. (Class A Stock)*	127,600	3,575,352
Kohl’s Corp.*(a)	55,500	2,348,760
Nordstrom, Inc.(a)	88,000	1,474,000
Ross Stores, Inc.	144,000	5,166,720
Shoppers Drug Mart Corp. (Canada)	135,000	4,640,625
Staples, Inc.	62,500	1,131,875
TJX Cos., Inc.	61,500	1,576,860

		22,364,442

Retail — Auto Parts — 0.5%
Copart, Inc.*(a)	46,000	1,364,360

Semiconductors — 4.9%
Altera Corp.	70,000	1,228,500
Analog Devices, Inc.	57,000	1,098,390
Broadcom Corp. (Class A Stock)*	83,000	1,658,340
Cree, Inc.*(a)	40,500	952,965
Lam Research Corp.*(a)	60,000	1,366,200
Marvell Technology Group Ltd. (Bermuda)*	160,000	1,465,600
Microchip Technology, Inc.(a)	168,500	3,570,515
Silicon Laboratories, Inc.*	52,500	1,386,000
Varian Semiconductor Equipment Associates, Inc.*(a)	70,000	1,516,200

		14,242,710

Software — 3.6%
Activision Blizzard, Inc.*	425,000	4,445,500
ANSYS, Inc.*	160,000	4,016,000
Blackboard, Inc.*(a)	65,000	2,063,100

		10,524,600

Specialty Retail — 1.4%
Urban Outfitters, Inc.*(a)	240,000	3,928,800

Telecommunications — 7.0%
American Tower Corp. (Class A Stock)*	182,500	5,553,475
Harris Corp.	120,000	3,472,800
Millicom International Cellular SA (Luxembourg)(a)	33,500	1,240,840
NII Holdings, Inc.*	230,000	3,450,000
SBA Communications Corp. (Class A Stock)*(a)	275,000	6,407,500

		20,124,615

Transportation — 3.2%
C.H. Robinson Worldwide, Inc.	86,000	3,922,460
Expeditors International of Washington, Inc.	103,000	2,913,870
J.B. Hunt Transport Services, Inc.(a)	100,000	2,411,000

		9,247,330

Waste Management — 2.0%
Stericycle, Inc.*(a)	120,000	5,727,600

TOTAL LONG-TERM INVESTMENTS (cost $326,848,061)		279,689,631

SHORT-TERM INVESTMENT — 42.1%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $121,483,624; includes $112,626,975 of cash collateral for securities on loan)(b)(w)	121,483,624	121,483,624

TOTAL INVESTMENTS — 139.0% (cost $448,331,685)		401,173,255

Liabilities in excess of other assets — (39.0)%		(112,652,402)

NET ASSETS — 100.0%		$288,520,853

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $109,311,453; cash collateral of $112,626,975 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$401,173,255	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$401,173,255	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS

Aerospace — 0.9%
HEICO Corp.(a)	27,400	$665,820

Airlines — 2.0%
Allegiant Travel Co.*(a)	31,100	1,413,806

Automotive Parts — 1.1%
Monro Muffler Brake, Inc.	27,900	762,507

Biotechnology — 1.6%
Myriad Genetics, Inc.*	24,800	1,127,656

Broadcasting — 2.0%
DG FastChannel, Inc.*	74,800	1,403,996

Business Services — 2.5%
Informatica Corp.*	52,000	689,520
VistaPrint Ltd.*	38,600	1,061,114

		1,750,634

Clothing & Apparel — 1.3%
Warnaco Group, Inc. (The)*	37,500	900,000

Computer Hardware — 1.0%
Riverbed Technology, Inc.*	51,300	671,004

Computer Services & Software — 7.0%
Advent Software, Inc.*	24,100	802,771
MedAssets, Inc.*(a)	61,200	872,100
Nuance Communications, Inc.*	80,600	875,316
Omniture, Inc.*(a)	62,550	825,035
Solera Holdings, Inc.*(a)	32,100	795,438
Starent Networks Corp.*(a)	48,000	758,880

		4,929,540

Consulting Services — 3.3%
FTI Consulting, Inc.*	21,700	1,073,716
Watson Wyatt Worldwide, Inc. (Class A Stock)	25,400	1,253,998

		2,327,714

Consumer Products & Services — 1.3%
GEO Group, Inc. (The)*(a)	70,600	935,450

Distribution/Wholesale — 2.1%
Beacon Roofing Supply, Inc.*(a)	110,900	1,484,951

Diversified Financial Services — 5.1%
Greenhill & Co., Inc.(a)	19,300	1,425,305
Janus Capital Group, Inc.	122,800	816,620
Stifel Financial Corp.*(a)	30,400	1,316,624

		3,558,549

Education — 1.4%
Strayer Education, Inc.(a)	5,600	1,007,272

Electronic Components & Equipment — 1.2%
ViaSat, Inc.*	41,600	866,112

Energy — Energy Resources — 2.5%
Concho Resources, Inc.*(a)	69,100	1,768,269

Entertainment & Leisure — 5.0%
Ameristar Casinos, Inc.	98,400	1,237,872
Penn National Gaming, Inc.*(a)	65,300	1,576,995
Regal Entertainment Group (Class A Stock)	53,900	722,799

		3,537,666

Environmental Services — 2.6%
Calgon Carbon Corp.*	66,700	945,139
Tetra Tech, Inc.*	43,900	894,682

		1,839,821

Financial Services — 2.8%
Signature Bank / New York*(a)	42,800	1,208,244
Waddell & Reed Financial, Inc. (Class A Stock)	40,700	735,449

		1,943,693

Food — 1.5%
Whole Foods Market, Inc.(a)	64,500	1,083,600

Healthcare — Medical Providers — 6.9%
Emergency Medical Services Corp. (Class A Stock)*	27,000	847,530
ICU Medical, Inc.*	32,300	1,037,476
Illumina, Inc.*(a)	28,400	1,057,616
Inverness Medical Innovations, Inc.*(a)	38,800	1,033,244
Wright Medical Group, Inc.*(a)	65,900	858,677

		4,834,543

Healthcare Products — 4.7%
Abaxis, Inc.*	37,400	644,776
CardioNet, Inc.*	34,900	979,294
Immucor, Inc.*	28,300	711,745
Masimo Corp.*(a)	32,400	938,952

		3,274,767

Healthcare Services — 3.5%
IPC The Hospitalist Co., Inc.*	37,300	709,819
Kindred Healthcare, Inc.*(a)	64,500	964,275
VCA Antech, Inc.*	36,400	820,820

		2,494,914

Home Furnishings — 1.3%
Rent-A-Center, Inc.*	47,700	923,949

Hotels, Restaurants & Leisure — 1.6%
Brinker International, Inc.	76,200	1,150,620

Internet Services — 1.6%
Equinix, Inc.*(a)	20,300	1,139,845

Oil & Gas — 1.9%
Arena Resources, Inc.*(a)	52,000	1,324,960

Personal Services — 1.5%
Cornell Cos., Inc.*(a)	64,225	1,051,363

Pharmaceuticals — 2.5%
Alexion Pharmaceuticals, Inc.*	23,600	888,776
Optimer Pharmaceuticals, Inc.*(a)	65,700	866,583

		1,755,359

Restaurants — 1.1%
Cracker Barrel Old Country Store, Inc.	26,400	756,096

Retail — 1.5%
Panera Bread Co. (Class A Stock)*(a)	19,400	1,084,460

Retail & Merchandising — 3.5%
hhgregg, Inc.*	56,000	792,400
Nordstrom, Inc.(a)	55,400	927,950
Tractor Supply Co.*	20,600	742,836

		2,463,186

Semiconductors — 7.2%
Hittite Microwave Corp.*	23,400	730,080
Netlogic Microsystems, Inc.*(a)	37,400	1,027,752
Semtech Corp.*	76,400	1,019,940
Silicon Laboratories, Inc.*	31,400	828,960
Varian Semiconductor Equipment Associates, Inc.*(a)	67,000	1,451,220

		5,057,952

Software — 1.5%
Sybase, Inc.*	34,100	1,032,889

Technology — Computer Software — 1.0%
Ultimate Software Group, Inc.*	38,600	666,236

Technology Services — 1.2%
Cogent, Inc.*(a)	69,700	829,430

Telecommunications — 4.1%
SBA Communications Corp. (Class A Stock)*(a)	86,500	2,015,450
Telecommunications Systems, Inc.*	96,100	881,237

		2,896,687

Transportation — 1.7%
Old Dominion Freight Line, Inc.*(a)	51,800	1,216,782

TOTAL LONG-TERM INVESTMENTS (cost $67,661,442)		67,932,098

SHORT-TERM INVESTMENT — 46.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $32,740,626; includes $29,287,849 of cash collateral for securities on loan)(b)(w)	32,740,626	32,740,626

TOTAL INVESTMENTS — 143.0% (cost $100,402,068)		100,672,724

Liabilities in excess of other assets — (43.0)%		(30,260,659)

NET ASSETS — 100.0%		$70,412,065

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,442,093; cash collateral of $29,287,849 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$100,672,724	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$100,672,724	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NEUBERGER BERMAN/LSV MID CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.9%

COMMON STOCKS

Aerospace & Defense — 2.0%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	78,450	$1,041,031
Goodrich Corp.(a)	41,400	1,568,646
L-3 Communications Holdings, Inc.(a)	40,100	2,718,780

		5,328,457

Agriculture — 1.2%
Archer-Daniels-Midland Co.	56,400	1,566,792
Bunge Ltd. (Bermuda)	27,800	1,574,870

		3,141,662

Auto Parts & Related — 0.5%
Johnson Controls, Inc.	37,800	453,600
WABCO Holdings, Inc.	71,075	874,933

		1,328,533

Automobiles — 1.0%
Harley-Davidson, Inc.(a)	206,450	2,764,366

Banks — 0.6%
Comerica, Inc.	38,300	701,273
KeyCorp(a)	125,000	983,750

		1,685,023

Beverages — 3.3%
Coca-Cola Enterprises, Inc.	126,000	1,661,940
Constellation Brands, Inc. (Class A Stock)*(a)	137,300	1,633,870
Dr. Pepper Snapple Group, Inc.*	70,500	1,192,155
Pepsi Bottling Group, Inc.	133,000	2,944,620
PepsiAmericas, Inc.	77,900	1,343,775

		8,776,360

Biotechnology — 0.2%
Charles River Laboratories International, Inc.*	16,200	440,802

Business Services — 0.3%
Manpower, Inc.	28,500	898,605

Chemicals — 2.1%
Eastman Chemical Co.	61,800	1,656,240
NewMarket Corp.	52,700	2,334,610
Schulman, (A.), Inc.	63,927	866,211
Terra Industries, Inc.	28,400	797,756

		5,654,817

Commercial Banks — 1.8%
BB&T Corp.(a)	67,700	1,145,484
City National Corp.	8,800	297,176
First Horizon National Corp.	125,411	1,346,912
Huntington Bancshares, Inc.(a)	255,800	424,628
Regions Financial Corp.(a)	180,696	769,765
Zions Bancorp	66,200	650,746

		4,634,711

Commercial Services — 1.1%
Lender Processing Services, Inc.	57,500	1,760,075
Moody’s Corp.(a)	47,400	1,086,408

		2,846,483

Commercial Services & Supplies — 0.6%
McGrath RentCorp	43,462	684,961
RR Donnelley & Sons Co.	129,000	945,570

		1,630,531

Computer Hardware — 1.8%
Affiliated Computer Services, Inc. (Class A Stock)*(a)	34,650	1,659,389
Imation Corp.	90,700	693,855
Lexmark International, Inc. (Class A Stock)*(a)	72,400	1,221,388
Western Digital Corp.*	55,900	1,081,106

		4,655,738

Computer Services & Software — 1.9%
Computer Sciences Corp.*	73,800	2,718,792
Symantec Corp.*	150,300	2,245,482

		4,964,274

Computer Software — 0.4%
Fidelity National Information Services, Inc.	55,200	1,004,640

Computers & Peripherals — 0.6%
Sun Microsystems, Inc.*	199,000	1,456,680

Consumer Products & Services — 1.8%
Black & Decker Corp. (The)	33,900	1,069,884
Blyth, Inc.	29,950	782,594
Whirlpool Corp.(a)	101,300	2,997,467

		4,849,945

Containers & Packaging — 0.5%
Sonoco Products Co.	62,700	1,315,446

Distribution/Wholesale — 0.6%
Ingram Micro, Inc. (Class A Stock)*	130,300	1,646,992

Diversified Financial Services — 1.2%
Discover Financial Services	90,600	571,686
Federated Investors, Inc. (Class B Stock)(a)	41,500	923,790
GFI Group, Inc.	150,600	483,426
Legg Mason, Inc.	80,533	1,280,475

		3,259,377

Diversified Manufacturing — 2.4%
Eaton Corp.	22,700	836,722
Parker Hannifin Corp.(a)	53,900	1,831,522
Smith (A.O.) Corp.	41,100	1,034,898
SPX Corp.	26,700	1,255,167
Tyco International Ltd. (Switzerland)	70,900	1,386,804

		6,345,113

Diversified Telecommunication Services — 1.0%
Embarq Corp.	69,800	2,641,930

Drugs & Healthcare — 0.4%
IMS Health, Inc.	83,100	1,036,257

Electric — 3.9%
Mirant Corp.*(a)	149,900	1,708,860
NorthWestern Corp.	93,100	1,999,788
NV Energy, Inc.	106,600	1,000,974
Pinnacle West Capital Corp.	99,200	2,634,752
Portland General Electric Co.	57,400	1,009,666

Xcel Energy, Inc.	98,800	1,840,644

		10,194,684

Electronic Components & Equipment — 2.0%
Avnet, Inc.*	61,250	1,072,488
Energizer Holdings, Inc.*(a)	27,800	1,381,382
Hubbell, Inc. (Class B Stock)	72,800	1,962,688
Jabil Circuit, Inc.	140,500	781,180

		5,197,738

Energy Services — 0.6%
NRG Energy, Inc.*	84,500	1,487,200

Engineering/Construction — 1.1%
Chicago Bridge & Iron Co. NV (Netherlands)	122,550	768,389
McDermott International, Inc.*	47,400	634,686
NVR, Inc.*	3,350	1,432,962

		2,836,037

Financial Services — 4.4%
Ameriprise Financial, Inc.	81,200	1,663,788
Capital One Financial Corp.	83,600	1,023,264
Invesco Ltd. (Bermuda)	134,450	1,863,477
Jefferies Group, Inc.(a)	124,200	1,713,960
Morgan Stanley	176,950	4,029,151
State Street Corp.(a)	41,600	1,280,448

		11,574,088

Food & Staples Retailing — 1.6%
Safeway, Inc.	114,500	2,311,755
SUPERVALU, Inc.	130,200	1,859,256

		4,171,011

Foods — 1.9%
ConAgra Foods, Inc.	170,750	2,880,553
Fresh Del Monte Produce, Inc. (Cayman Islands)*	58,000	952,360
JM Smucker Co. (The)	18,400	685,768
Kroger Co. (The)	21,300	451,986
Smithfield Foods, Inc.*(a)	12,700	120,142

		5,090,809

Healthcare Equipment & Services — 0.5%
Universal Health Services, Inc. (Class B Stock)	34,900	1,338,066

Healthcare Equipment & Supplies — 0.5%
Kinetic Concepts, Inc.*(a)	68,800	1,453,056

Healthcare Services — 2.9%
Aetna, Inc.	56,400	1,372,212
CIGNA Corp.	41,950	737,901
Coventry Health Care, Inc.*	139,675	1,807,394
Humana, Inc.*	25,500	665,040
LifePoint Hospitals, Inc.*(a)	43,800	913,668
Lincare Holdings, Inc.*(a)	38,000	828,400
MEDNAX, Inc.*	40,200	1,184,694

		7,509,309

Household Durables — 0.2%
Harman International Industries, Inc.(a)	46,800	633,204

Insurance — 10.2%
Aflac, Inc.	60,700	1,175,152
Allstate Corp. (The)	81,800	1,566,470
American Financial Group, Inc.	108,200	1,736,610
Aspen Insurance Holdings Ltd. (Bermuda)	83,400	1,873,164
Assurant, Inc.	78,278	1,704,895
Chubb Corp.	59,200	2,505,344
Delphi Financial Group, Inc. (Class A Stock)	103,100	1,387,726
IPC Holdings Ltd. (Bermuda)	94,300	2,549,872
Lincoln National Corp.	72,700	486,363
Montpelier Re Holdings Ltd. (Bermuda)	152,000	1,969,920
PartnerRe Ltd. (Bermuda)	61,200	3,798,684
StanCorp Financial Group, Inc.	133,900	3,050,242
Unum Group	127,800	1,597,500
W.R. Berkely Corp.	60,100	1,355,255

		26,757,197

Internet Software & Services — 0.4%
eBay, Inc.*	84,500	1,061,320

Leisure Equipment & Products — 0.4%
Polaris Industries, Inc.(a)	44,900	962,656

Machinery & Equipment — 0.8%
Cummins, Inc.	19,700	501,365
Kennametal, Inc.	16,000	259,360
Terex Corp.*(a)	158,800	1,468,900

		2,229,625

Media — 2.0%
Cablevision Systems Corp. (Class A Stock)(a)	85,700	1,108,958
CBS Corp. (Class B Stock)	148,500	570,240
DISH Network Corp. (Class A Stock)*	115,200	1,279,872
McGraw-Hill Cos., Inc. (The)	75,650	1,730,115
Scholastic Corp.	35,500	534,985

		5,224,170

Medical Supplies & Equipment — 0.3%
Covidien Ltd. (Bermuda)	21,650	719,646

Metals & Mining — 3.5%
Carpenter Technology Corp.	84,800	1,197,376
Cliffs Natural Resources, Inc.	47,600	864,416
Freeport-McMoRan Copper & Gold, Inc.	39,000	1,486,290
Massey Energy Co.	91,600	926,992
Sterlite Industries India Ltd. ADR (India)	88,350	624,634
Teck Cominco Ltd. (Class B Stock) (Canada)(a)	172,200	955,710
Timken Co.	105,000	1,465,800
United States Steel Corp.	23,400	494,442
Walter Industries, Inc.	47,400	1,084,038

		9,099,698

Office Equipment & Supplies — 1.0%
Knoll, Inc.	108,500	665,105
Xerox Corp.	411,700	1,873,235

		2,538,340

Oil & Gas — 3.2%
Apache Corp.	13,700	878,033
Denbury Resources, Inc.*(a)	93,150	1,384,209
National Oilwell Varco, Inc.*	32,150	923,026
Oceaneering International, Inc.*(a)	21,250	783,488
Southwestern Energy Co.*	51,400	1,526,066

Talisman Energy, Inc. (Canada)	159,173	1,671,316
Whiting Petroleum Corp.*(a)	45,500	1,176,175

		8,342,313

Oil, Gas & Consumable Fuels — 3.7%
ENSCO International, Inc.	28,800	760,320
Noble Corp.	28,100	676,929
Noble Energy, Inc.	32,304	1,740,540
SEACOR Holdings, Inc.*(a)	18,900	1,102,059
Sempra Energy	46,700	2,159,408
Sunoco, Inc.(a)	55,800	1,477,584
Valero Energy Corp.	104,200	1,865,180

		9,782,020

Pharmaceuticals — 3.8%
AmerisourceBergen Corp.	28,000	914,480
Endo Pharmaceuticals Holdings, Inc.*(a)	50,800	898,144
Forest Laboratories, Inc.*	126,900	2,786,724
King Pharmaceuticals, Inc.*	198,300	1,401,981
Mylan, Inc.*(a)	77,600	1,040,616
Shire PLC, ADR (United Kingdom)	42,000	1,509,480
Watson Pharmaceuticals, Inc.*(a)	45,100	1,403,061

		9,954,486

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*(a)	33,300	423,576

Real Estate Investment Trusts — 4.8%
Alexandria Real Estate Equities, Inc.(a)	14,800	538,720
Annaly Capital Management, Inc.	311,100	4,314,957
Boston Properties, Inc.(a)	30,500	1,068,415
Developers Diversified Realty Corp.	60,350	128,546
HRPT Properties Trust(a)	489,300	1,560,867
Macerich Co. (The)(a)	26,300	164,638
Medical Properties Trust, Inc.	182,000	664,300
National Health Investors, Inc.	54,100	1,453,667
National Retail Properties, Inc.(a)	73,100	1,157,904
Sunstone Hotel Investors, Inc.	222,418	584,959
Vornado Realty Trust(a)	32,638	1,084,887

		12,721,860

Restaurants — 1.6%
Bob Evans Farms, Inc.(a)	52,200	1,170,324
Brinker International, Inc.	104,800	1,582,480
Darden Restaurants, Inc.(a)	38,900	1,332,714

		4,085,518

Retail — 0.4%
Stage Stores, Inc.	115,400	1,163,232

Retail & Merchandising — 4.1%
Best Buy Co., Inc.(a)	36,200	1,374,152
Foot Locker, Inc.	94,200	987,216
Gap, Inc. (The)	157,800	2,049,822
JC Penney Co., Inc.	74,700	1,499,229
Limited Brands, Inc.	94,700	823,890
Macy’s, Inc.	146,100	1,300,290
NBTY, Inc.*(a)	109,550	1,542,464
RadioShack Corp.	145,400	1,246,078

		10,823,141

Semiconductors — 0.3%
Integrated Device Technology, Inc.*	167,000	759,850

Semiconductors & Semiconductor Equipment — 0.4%
International Rectifier Corp.*(a)	83,700	1,130,787

Telecommunications — 1.6%
Anixter International, Inc.*(a)	52,450	1,661,616
CenturyTel, Inc.(a)	57,700	1,622,524
JDS Uniphase Corp.*	297,000	965,250

		4,249,390

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.(a)	32,400	969,408

Transportation — 2.2%
Eagle Bulk Shipping, Inc.(a)	101,350	430,738
Genco Shipping & Trading Ltd.(a)	30,200	372,668
Overseas Shipholding Group, Inc.	44,920	1,018,336
Ryder System, Inc.	27,500	778,525
Ship Finance International Ltd. (Bermuda)(a)	54,311	356,280
Tidewater, Inc.(a)	73,600	2,732,768

		5,689,315

Utilities — 5.7%
Alliant Energy Corp.	113,000	2,789,970
American Electric Power Co., Inc.	47,500	1,199,850
CMS Energy Corp.(a)	122,900	1,455,136
DPL, Inc.	78,850	1,777,279
DTE Energy Co.	26,500	734,050
Dynegy, Inc. (Class A Stock)*	42,973	60,592
Edison International	28,300	815,323
Entergy Corp.	12,850	874,956
FirstEnergy Corp.	31,250	1,206,250
Pepco Holdings, Inc.	169,600	2,116,608
PPL Corp.	32,100	921,591
SCANA Corp.	36,000	1,112,040

		15,063,645

TOTAL LONG-TERM INVESTMENTS (cost $412,176,070)		257,543,137

SHORT-TERM INVESTMENT — 22.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $58,820,267; includes $53,376,344 of cash collateral for securities on loan)(b)(w)	58,820,267	58,820,267

TOTAL INVESTMENTS — 120.2% (cost $470,996,337)		316,363,404

Liabilities in excess of other assets — (20.2)%		(53,237,806)

NET ASSETS — 100.0%		$263,125,598

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $52,247,189; cash collateral of $53,376,344 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$316,363,404	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$316,363,404	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST NIEMANN CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.5%

AFFILIATED MUTUAL FUNDS — 92.1%
AST AllianceBernstein Growth & Income Portfolio	155,257	$1,746,637
AST DeAM Large-Cap Value Portfolio	873,041	4,792,997
AST Federated Aggressive Growth Portfolio	254,839	1,200,292
AST International Growth Portfolio	384,130	2,677,386
AST International Value Portfolio	1,499	14,748
AST Large-Cap Value Portfolio	617,090	5,374,855
AST Marsico Capital Growth Portfolio	896,170	10,332,842
AST MFS Growth Portfolio	990,875	6,460,505
AST Mid-Cap Value Portfolio	64,037	403,436
AST Money Market Portfolio	10,927,455	10,927,455
AST Neuberger Berman Mid-Cap Growth Portfolio*	67,150	815,198
AST PIMCO Total Return Bond Portfolio	465,351	5,309,654
AST Small-Cap Growth Portfolio*	120,662	1,210,243
AST Small-Cap Value Portfolio	7,614	55,049
AST T. Rowe Price Large-Cap Growth Portfolio	1,005,804	7,100,975
AST Western Asset Core Plus Bond Portfolio	136,795	1,300,917

TOTAL AFFILIATED MUTUAL FUNDS (cost $61,257,393)(w)		59,723,189

COMMON STOCKS — 9.4%

Exchange Traded Funds
Internet HOLDRS Trust	15,000	520,650
iShares MSCI Emerging Markets Index Fund	19,516	484,192
iShares MSCI South Africa Industry	12,436	462,619
iShares MSCI Taiwan Index Fund	114,213	921,699
Market Vectors Gold Miners*	24,437	901,237
Semiconductor HOLDRS Trust	46,300	865,810
SPDR Gold Trust*	11,429	1,031,810
SPDR S&P Retail	41,021	939,791

TOTAL COMMON STOCKS (cost $6,022,003)		6,127,808

TOTAL INVESTMENTS — 101.5% (cost $67,279,396)		65,850,997

Liabilities in excess of other assets — (1.5)%		(971,537)

NET ASSETS — 100.0%		$64,879,460

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 - Quoted Prices	$65,850,997	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$65,850,997	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS — 92.0%

Argentina — 0.7%
Banco Macro SA, ADR	19,190	$194,971
BBVA Banco Frances SA, ADR	8,600	21,844
Cresud SA, ADR	31,000	225,060
Grupo Financiero Galicia SA, ADR*	39,330	70,401
IRSA Inversiones y Representaciones SA, GDR*	12,880	50,747
MercadoLibre, Inc.*	12,000	222,600
Petrobras Energia Participaciones SA	133,900	80,080
Petrobras Energia Participaciones SA, ADR	37,400	212,806
Telecom Argentina SA, ADR*	29,530	228,858
Transportadora de Gas del Sur SA, ADR(g)	68,030	136,740

		1,444,107

Botswana — 0.6%
First National Bank of Botswana(g)	1,613,300	407,713
Letshego(g)	240,010	311,053
Sechaba Breweries Ltd.(g)	201,703	375,119
Standard Chartered Bank Botswana Ltd.(g)	43,110	99,617

		1,193,502

Brazil — 6.0%
AES Tiete SA (PRFC Shares)	2,500	19,140
All America Latina Logistica SA	41,100	174,517
American Banknote SA	13,900	61,119
Anhanguera Educacional Participacoes SA	3,500	17,351
Aracruz Celulose SA (PRFC B Shares)	7,800	5,144
B2W Cia Global Do Varejo	6,000	55,144
Banco Bradesco SA (PRFC Shares)	54,900	547,166
Banco do Brasil SA	13,600	100,428
Banco Itau Holding Financeira SA (PRFC Shares)	81,193	896,019
Banco Nossa Caixa SA	3,500	106,822
BM&FBOVESPA SA	11,699	35,556
BR Malls Participacoes SA*	5,100	31,329
Bradespar SA (PRFC Shares)	11,600	113,462
Brasil Telecom Participacoes SA	2,100	55,647
Brasil Telecom Participacoes SA (PRFC Shares)	14,800	109,098
Braskem SA (PRFC A Shares)*	8,000	16,726
Centrais Eletricas Brasileiras SA	4,400	48,936
Centrais Eletricas Brasileiras SA (PRFC B Shares)	16,000	171,950
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PRFC Shares)	8,700	117,275
Cia de Bebidas das Americas (PRFC Shares)	13,600	649,060
Cia de Concessoes Rodoviarias	13,000	118,638
Cia de Saneamento Basico do Estado de Sao Paulo	8,200	90,669
Cia de Transmissao de Energia Eletrica Paulista (PRFC Shares)	5,000	103,998
Cia Energetica de Minas Gerais (PRFC Shares)	13,900	205,826
Cia Energetica de Sao Paulo (PRFC B Shares)	11,500	64,992
Cia Paranaense de Energia (PRFC B Shares)	3,600	37,370
Cia Siderurgica Nacional SA	12,900	192,075
Cia Vale do Rio Doce	16,500	221,280
Cia Vale do Rio Doce (PRFC A Shares)	99,700	1,152,261
Cosan SA Industria e Comercio*	11,400	47,521
CPFL Energia SA	2,600	35,306
Cyrela Brazil Realty SA	17,500	69,479
Diagnosticos da America SA*	2,600	27,818
Duratex SA (PRFC Shares)	4,700	30,087
EDP — Energias do Brasil SA(g)	1,600	16,774
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	9,000	126,983
Empresa Brasileira de Aeronautica SA	32,600	108,632
Fertilizantes Fosfatados SA (PRFC Shares)	8,800	50,757
Gafisa SA*	23,900	120,440
Gerdau SA (PRFC Shares)	38,300	212,159
Global Village Telecom Holding SA*	2,700	30,402
Industrias Romi SA	6,000	16,735
Investimentos Itau SA (PRFC Shares)	134,000	460,963
JBS SA	39,200	89,392
LLX Logistica SA*	1,900	1,302
Localiza Rent A Car	14,900	53,312
Lojas Americanas SA (PRFC Shares)	31,900	89,935
Lojas Renner SA	10,900	67,474
Lupatech SA*	1,900	19,977
Marfrig Frigorificos e Comercio de Alimentos SA*	8,000	25,796
Metalurgica Gerdau SA (PRFC Shares)	8,700	63,007
MMX Mineracao e Metalicos SA*	1,900	2,736
MRV Engenharia e Participacoes SA*	2,800	16,657
Natura Cosmeticos SA	5,400	52,912
NET Servicos de Comunicacao SA (PRFC Shares)*	16,500	119,851
PDG Realty SA Empreendimentos e Participacoes	21,900	122,729
Perdigao SA	12,000	150,068
Petroleo Brasileiro SA	11,200	171,543
Petroleo Brasileiro SA (PRFC Shares)	163,600	2,018,421
Randon Participacoes SA (PRFC Shares)	6,600	15,933
Redecard SA	20,900	253,260
Rossi Residencial SA*	5,400	8,706
Sadia SA (PRFC Shares)	28,800	39,356
Souza Cruz SA	7,500	143,421

Suzano Papel e Celulose SA (PRFC Shares)*	4,300	19,148
Tam SA (PRFC Shares)*	2,700	14,980
Tele Norte Leste Participacoes SA	2,300	37,756
Tele Norte Leste Participacoes SA (PRFC Shares)	14,000	194,029
Telecomunicacoes de Sao Paulo SA (PRFC Shares)	6,500	134,777
Telemar Norte Leste SA (PRFC A Shares)	3,800	85,771
Terna Participacoes SA	1,900	18,838
Tim Participacoes SA (PRFC Shares)	18,900	23,383
Totvs SA	10,300	181,957
Tractebel Energia SA	4,500	33,191
Ultrapar Participacoes SA (PRFC Shares)	12,600	300,912
Usinas Siderurgicas de Minas Gerais SA	1,300	14,907
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	7,800	98,956
Vivo Participacoes SA (PRFC Shares)	9,875	129,538
Votorantim Celulose e Papel SA (PRFC Shares)*	2,000	9,242
Weg SA	19,500	96,670

		11,792,897

Bulgaria — 0.3%
CB First Investment Bank AD*(g)	60,741	68,079
Central Cooperative Bank AD*(g)	87,402	51,949
Chimimport AD*	59,736	66,953
Corporate Commercial Bank AD*	3,940	173,963
Industrial Holding Bulgaria PLC*(g)	54,384	53,159
MonBat AD	9,107	22,085
Olovno Tzinkov Komplex AD*	9,086	55,479
Petrol AD*(g)	17,923	97,337

		589,004

Chile — 2.7%
Administradora de Fondos de Pensiones Provida SA	90,800	110,608
Administradora de Fondos de Pensiones Provida SA, ADR(g)	8,500	155,125
AES Gener SA	270,000	98,207
Banco de Chile	3,403,750	202,058
Banco de Credito e Inversiones	7,400	134,593
Banco Santander Chile	10,842,700	359,036
CAP SA	14,400	217,464
Centros Comerciales Sudamericanos SA	136,000	226,336
Cia Cervecerias Unidas SA, ADR	3,200	89,920
Cia General de Electricidad(g)	38,850	189,967
Colbun SA*	1,043,950	197,040
Embotelladora Andina SA, ADR (Class B Stock)	9,950	141,390
Empresa Nacional de Electricidad SA	332,650	413,209
Empresa Nacional de Telecomunicaciones SA	15,150	175,453
Empresas CMPC SA	13,270	275,486
Empresas COPEC SA	50,600	460,118
Empresas La Polar SA	48,500	106,511
Enersis SA	893,500	271,338
Enersis SA, ADR	6,500	98,150
Lan Airlines SA, ADR	16,150	135,014
Madeco SA, ADR(g)	44,800	216,384
Minera Valparaiso SA(g)	3,281	76,558
Parque Arauco SA	181,800	98,253
SACI Falabella*	119,800	372,442
Sociedad de Inversiones Pampa Calichera SA	112,000	101,844
Sociedad Quimica y Minera de Chile SA, ADR	9,700	257,632
Sonda SA	62,350	73,278
Vina Concha y Toro SA, ADR	4,800	159,360

		5,412,774

China — 5.9%
Agile Property Holdings Ltd.	158,000	89,593
Air China Ltd. (Class H Stock)	78,000	25,217
Alibaba.com Ltd.*	33,000	30,269
Aluminum Corp. of China Ltd. (Class H Stock)	38,000	22,148
Angang Steel Co. Ltd. (Class H Stock)	106,000	107,320
Anhui Conch Cement Co. Ltd. (Class H Stock)*	34,000	187,812
Baidu.com, Inc., ADR*	1,100	194,260
Bank of China Ltd. (Class H Stock)	656,000	217,487
Bank of Communications Co. Ltd. (Class H Stock)	173,000	120,038
Beijing Capital International Airport Co. Ltd. (Class H Stock)	72,000	32,018
Beijing Enterprises Holdings Ltd.	15,500	64,569
BOE Technology Group Co. Ltd. (Class B Stock)*	117,600	20,048
Chaoda Modern Agriculture Holdings Ltd.	91,520	54,545
China Agri-Industries Holdings Ltd.*	92,000	43,795
China Citic Bank (Class H Stock)	95,000	35,957
China Coal Energy Co. (Class H Stock)	153,000	112,920
China Communications Construction Co. Ltd. (Class H Stock)	187,000	205,209
China Construction Bank (Class H Stock)	647,000	367,288
China COSCO Holdings Co. Ltd. (Class H Stock)	146,000	95,122
China Dongxiang Group Co.	135,000	49,696
China Green Holdings Ltd.	48,000	28,367
China Hongxing Sports Ltd.	126,000	7,862
China International Marine Containers Co. Ltd. (Class B Stock)	185,700	117,412
China Life Insurance Co. Ltd. (Class H Stock)	166,000	545,976
China Mengniu Dairy Co. Ltd.	105,000	146,670
China Merchants Bank Co. Ltd. (Class H Stock)	201,000	350,211

China Merchants Holdings International Co. Ltd.	58,000	133,506
China Mobile Ltd.	115,500	1,006,111
China National Building Material Co. Ltd.	76,000	112,469
China Oilfield Services Ltd. (Class H Stock)	128,000	101,444
China Overseas Land & Investment Ltd.	122,720	192,337
China Petroleum & Chemical Corp. (Class H Stock)	532,000	340,905
China Railway Construction Corp. (Class H Stock)*	108,200	140,899
China Railway Group Ltd. (Class H Stock)*	412,000	240,251
China Resources Enterprise	72,000	111,680
China Resources Land Ltd.	30,000	46,446
China Resources Power Holdings Co.	28,000	58,800
China Shenhua Energy Co. Ltd. (Class H Stock)*	144,000	324,903
China Shipping Container Lines Co. Ltd. (Class H Stock)	134,000	23,845
China Shipping Development Co. Ltd. (Class H Stock)	68,000	64,476
China Southern Airlines Co. Ltd. (Class H Stock)*	132,000	25,828
China Telecom Corp. Ltd. (Class H Stock)	292,000	120,612
China Travel International Investment Hong Kong Ltd.	140,000	24,746
China Unicom Ltd.	210,052	219,196
China Vanke Co. Ltd. (Class B Stock)	269,760	282,110
China Yurun Food Group Ltd.	54,000	68,981
Chongqing Changan Automobile Co. Ltd. (Class B Stock)*	113,880	43,553
CITIC Pacific Ltd.	59,000	66,862
CNOOC Ltd.	335,000	336,628
COSCO Pacific Ltd.	34,000	33,482
Country Garden Holdings Co.*	74,000	19,539
Ctrip.com International Ltd., ADR	4,000	109,600
Datang International Power Generation Co. Ltd. (Class H Stock)	88,000	38,620
Denway Motors Ltd.	542,000	210,024
Dongfeng Motor Group Co. Ltd. (Class H Stock)	174,000	89,910
Focus Media Holding Ltd., ADR*	5,300	36,040
Global Bio-Chem Technology Group Co. Ltd.	140,000	18,057
Golden Eagle Retail Group Ltd.	74,000	48,667
Guangzhou R&F Properties Co. Ltd. (Class H Stock)*	22,400	26,005
Guangzhou Shipyard International Co. Ltd. (Class H Stock)	16,000	21,249
Harbin Power Equipment Co. Ltd. (Class H Stock)	44,000	28,675
Huaneng Power International, Inc. (Class H Stock)*	296,000	198,286
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,154,000	599,759
Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	133,600	96,860
Inner Mongolia Yitai Coal Co. (Class B Stock)	10,200	48,593
Jiangsu Expressway Co. Ltd. (Class H Stock)	90,000	61,141
Jiangxi Copper Co. Ltd. (Class H Stock)	26,000	27,083
Kingboard Chemical Holdings Ltd.	44,500	91,492
Konka Group Co. Ltd. (Class B Stock)*	161,000	46,359
Lenovo Group Ltd.	294,000	67,520
Li Ning Co. Ltd.	32,500	53,757
Maanshan Iron & Steel (Class H Stock)	92,000	32,380
Mindray Medical International Ltd., ADR	5,200	96,252
Netease.com, ADR*	3,000	80,550
New Oriental Education & Technology Group, ADR*	2,100	105,525
Parkson Retail Group Ltd.	61,000	61,879
PetroChina Co. Ltd. (Class H Stock)	330,000	263,272
PICC Property & Casualty Co. Ltd. (Class H Stock)*	66,000	35,924
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	16,000	95,246
Ports Design Ltd.	20,000	23,132
Semiconductor Manufacturing International Corp.*	756,000	28,975
Shandong Chenming Paper Holdings Ltd. (Class B Stock)	60,400	33,150
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	44,000	78,320
Shanghai Electric Group Co. Ltd. (Class H Stock)	108,000	31,108
Shanghai Haixin Group Co. (Class B Stock)*	108,000	29,916
Shanghai Jin Jiang International Hotels Group Co. Ltd. (Class H Stock)	210,000	32,841
Shanghai Zhenhua Port Machinery Co. (Class B Stock)	144,700	135,005
Shimao Property Holdings Ltd.	32,000	27,974
Sina Corp.*	2,000	46,500
Sohu.com, Inc.*	1,000	41,310
Suntech Power Holdings Co. Ltd., ADR*	2,300	26,887
Tencent Holdings Ltd.	32,000	236,787
Tingyi Cayman Islands Holding Corp.	108,000	125,000
Tsingtao Brewery Co. Ltd. (Class H Stock)	34,000	73,742
Want Want China Holdings Ltd.	530,400	246,139
Yangzijiang Shipbuilding Holdings Ltd.	113,000	29,773
Yantai Changyu Pioneer Wine Co. (Class B Stock)	9,100	33,144
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	112,000	80,183
Zijin Mining Group Co. Ltd. (Class H Stock)	70,000	49,837
ZTE Corp. (Class H Stock)	39,200	159,784

		11,669,650

Colombia — 0.7%
Almacenes Exito SA	2,800	11,995
BanColombia SA (PRFC Shares)	6,200	29,638
BanColombia SA, ADR	6,000	116,820
Cia Colombiana de Inversiones SA	5,800	53,898
Ecopetrol SA	317,900	267,879
Grupo Aval Acciones y Valores	187,500	34,553
Grupo Nacional de Chocolates SA	33,100	196,806
Interconexion Electrica SA	102,000	298,819
Inversiones Argos SA	18,400	68,685
Suramericana de Inversiones SA	33,500	209,738

		1,288,831

Croatia — 0.7%
Adris Grupa dd (PRFC Shares)	6,293	168,315
Atlantska Plovidba dd	3,150	362,726
Dalekovod dd	3,870	225,579
Ericsson Nikola Tesla	315	63,534
Hrvatske telekomunikacije dd	9,850	381,569
Institut Gradevinarstva Hrvatske dd	60	30,270
Koncar-Elektroindustrija dd*	1,788	74,312
Petrokemija dd*	975	14,034
Podravka Prehrambena Industija dd*	3,000	97,507
Privredna Banka Zagreb dd*	660	40,933
VIRO Tvornica Secera	435	17,779

		1,476,558

Czech Republic — 2.8%
CEZ A/S	73,000	2,605,054
Komercni Banka A/S	13,000	1,295,803
New World Resources NV*	106,050	368,921
Pegas Nonwovens SA	3,800	45,571
Philip Morris CR A/S	200	55,417
Telefonica O2 Czech Republic A/S	40,500	802,862
Unipetrol	71,200	402,971

		5,576,599

Egypt — 1.6%
Alexandria Mineral Oils Co.	4,500	33,065
Arab Cotton Ginning	60,900	45,407
Commercial International Bank	56,200	320,858
Delta Sugar Co.	14,540	45,970
Eastern Tobacco	6,260	161,440
Egyptian Co. for Mobile Services	5,100	133,915
Egyptian Financial & Industrial Co.*	37,180	141,710
Egyptian Financial Group-Hermes Holding	75,940	205,589
Egyptian for Tourism Resorts	223,438	58,309
Egyptian International Pharmaceutical Industrial Co.(g)	14,300	62,298
Egyptian Kuwaiti Holding Co.	51,675	56,326
Egyptian Media Production City*	128,835	85,997
El Ezz Aldekhela Steel Alexandria	980	113,282
El Ezz Steel Co.	77,520	99,222
ElSwedy Cables Holding Co.*	11,660	106,126
Maridive & Oil Services SAE	44,440	123,988
Medinet Nasr Housing	17,100	79,322
Olympic Group Financial Investments	7,300	23,158
Orascom Construction Industries	19,030	457,456
Orascom Telecom Holding SAE	75,690	348,822
Sidi Kerir Petrochemcials Co.	51,800	88,280
Six of October Development & Investment*	1,700	10,699
South Valley Cement*	64,225	62,594
Talaat Moustafa Group*	31,400	21,071
Telecom Egypt	68,450	180,208

		3,065,112

Estonia — 0.7%
Baltika A/S*	14,400	10,331
Eesti Telekom A/S(g)	52,700	324,881
Jarvevana A/S*(g)	31,100	7,024
Merko Ehitus A/S*(g)	31,100	83,879
Norma AS(g)	32,000	108,414
Olympic Entertainment Group A/S(g)	238,400	139,365
Tallink Group Ltd. A/S*(g)	1,169,200	481,555
Tallinna Kaubamaja A/S(g)	40,228	99,946
Tallinna Vesi A/S (Class A Stock)(g)	12,500	149,468

		1,404,863

Ghana — 0.3%
CAL Bank Ltd.(g)	604,200	145,487
Ghana Commercial Bank Ltd.*(g)	762,800	243,102
Standard Chartered Bank Ghana Ltd.*(g)	9,300	250,284

		638,873

Hungary — 3.1%
Egis Gyogyszergyar Nyrt	2,550	125,118
Fotex PLC*	13,750	15,843
Magyar Telekom Telecommunications PLC	589,900	1,361,921
MOL Hungarian Oil and Gas Nyrt	35,700	1,595,284
OTP Bank Nyrt*	221,250	1,857,045
Raba Jarmuipari Holding Nyilvanosan Mukodo Reszvenytarsasag*	6,850	15,076
Richter Gedeon Nyrt	11,100	1,209,495

		6,179,782

India — 2.2%
GAIL (India) Ltd., GDR	6,255	178,893
Grasim Industries Ltd., GDR*	2,230	69,542
HDFC Bank Ltd., ADR	5,210	317,445
Hindalco Industries Ltd., GDR, 144A*(g)	43,249	44,370
ICICI Bank Ltd., ADR	23,880	317,365
Infosys Technologies Ltd., ADR	32,830	874,263
ITC Ltd., GDR*	125,980	459,001
Larsen & Toubro Ltd., GDR	21,462	284,157
Mahindra & Mahindra Ltd., GDR(g)	10,730	81,548
Ranbaxy Laboratories Ltd., GDR	14,830	49,680

Reliance Industries Ltd., GDR, 144A	21,845	1,308,515
Satyam Computer Services Ltd., ADR	13,080	20,536
State Bank of India Ltd., GDR(g)	5,370	225,892
Tata Motors Ltd., ADR	11,490	56,646

		4,287,853

Indonesia — 3.2%
Adaro Energy PT*	2,755,600	210,828
AKR Corporindo Tbk PT	496,000	23,268
Aneka Tambang Tbk PT	1,379,000	130,525
Astra Agro Lestari Tbk PT	95,500	116,926
Astra International Tbk PT	546,500	676,482
Bakrie and Brothers Tbk PT*(g)	29,669,500	128,476
Bakrie Sumatera Plantations Tbk PT	1,568,500	42,329
Bank Central Asia Tbk PT	2,340,000	627,142
Bank Danamon Indonesia Tbk PT	561,000	152,090
Bank Mandiri Persero Tbk PT	1,153,500	218,490
Bank Pan Indonesia Tbk PT*	1,476,000	68,809
Bank Rakyat Indonesia	1,098,500	400,392
Barito Pacific Tbk PT*	232,000	10,702
Berlian Laju Tanker Tbk PT	285,000	12,844
Bumi Resources Tbk PT	5,798,500	411,798
Energi Mega Persada Tbk PT*	559,500	3,331
Indah Kiat Pulp And Paper Corp. Tbk PT*	567,000	43,733
Indocement Tunggal Prakarsa Tbk PT	135,000	61,560
Indofood Sukses Makmur Tbk PT	1,200,000	97,905
Indosat Tbk PT	518,500	212,640
International Nickel Indonesia Tbk PT	471,000	90,897
Kalbe Farma Tbk PT	2,730,000	147,054
Kawasan Industri Jababeka Tbk PT*(g)	5,032,000	21,833
Lippo Karawaci Tbk PT*	1,907,000	138,994
Medco Energi Internasional Tbk PT*	461,000	88,286
Perusahaan Gas Negara PT	1,653,000	308,560
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT*	240,000	68,695
Semen Gresik Persero Tbk PT	670,000	216,064
Tambang Batubara Bukit Asam Tbk PT	164,500	96,380
Telekomunikasi Indonesia Tbk PT	1,335,000	871,262
Unilever Indonesia Tbk PT	259,000	178,680
United Tractors Tbk PT	673,000	395,581

		6,272,556

Israel — 3.0%
Alvarion Ltd.*	10,500	32,400
Bank Hapoalim BM*	127,870	233,496
Bank Leumi Le-Israel BM	173,130	342,198
Bezeq Israeli Telecommunication Corp. Ltd.	159,370	249,281
Cellcom Israel Ltd.	8,210	174,873
Check Point Software Technologies Ltd.*	19,545	434,094
Delek Group Ltd.	400	33,739
Discount Investment Corp.	2,400	25,055
Elbit Systems Ltd.	2,285	108,252
EZchip Semiconductor Ltd.*	6,400	79,424
Frutarom Industries Ltd.	15,955	100,014
Gazit Globe Ltd.	6,250	27,417
Harel Insurance Investments & Finances Ltd.*	1,220	28,653
Israel Chemicals Ltd.	73,485	595,961
Israel Corp. Ltd., (The)	320	98,666
Israel Discount Bank Ltd. (Class A Stock)	98,975	73,443
Koor Industries Ltd.*	1,020	15,676
Makhteshim-Agan Industries Ltd.	35,025	146,757
Migdal Insurance & Financial Holding Ltd.	112,170	90,225
Mizrahi Tefahot Bank Ltd.	28,885	138,281
Nice Systems Ltd., ADR*	5,835	146,584
Ormat Industries Ltd.	6,410	43,463
Osem Investment Ltd.	2,650	25,950
Partner Communications Co.	13,145	195,859
Shufersal Ltd.	14,320	39,945
Teva Pharmaceutical Industries Ltd., ADR	54,575	2,458,604

		5,938,310

Jordan — 0.8%
Arab Bank	44,370	700,892
Arab Potash Co.	5,163	271,737
Dar Al Dawa Development & Investment Co. Ltd.*(g)	10,200	51,018
Jordan Petroleum Refinery Co.	9,440	97,234
Jordan Phosphate Mines	4,140	105,292
Jordanian Electric Power Co.	18,186	85,564
Middle East Complex For Engineering Electric and Heavy Industries PLC*(g)	14,500	31,346
Tameer Jordan Holdings PSC*	110,200	141,691
United Arab Investors*	20,300	31,551

		1,516,325

Kenya — 0.8%
Bamburi Cement Co. Ltd.(g)	36,000	53,416
Barclays Bank of Kenya Ltd.(g)	141,500	71,014
CMC Holdings Ltd.	230,000	37,425
East African Breweries Ltd.	227,500	326,216
Equity Bank Ltd.(g)	1,719,000	372,950
Kenya Airways Ltd.(g)	328,600	80,921
Kenya Commercial Bank Ltd.*	303,500	74,740
Kenya Electricity Generating Co. Ltd.(g)	295,000	46,530
Kenya Oil Co. Ltd.(g)	385,420	216,258
Mumias Sugar Co. Ltd.	235,000	13,479
Safaricom Ltd.*	4,860,700	181,822
Standard Chartered Bank Kenya Ltd.	22,000	38,130

		1,512,901

Kuwait — 0.6%
Boubyan Bank KSC*	70,000	76,844
Boubyan Petrochemicals Co.	47,500	71,698
Burgan Bank*	27,500	35,849
Commercial Bank of Kuwait	35,000	122,470
Global Investment House KSCC*	20,000	4,391
Kuwait Finance House	32,480	131,480
Kuwait Investment Projects Co. Holdings	35,000	42,625

Mobile Telecommunications Co. KSC	65,000	156,089
National Bank of Kuwait	71,500	245,283
National Industries Group Holding	237,500	182,504
Public Warehousing Co. KSC (The)	65,000	140,480
Sultan Center Food Products Co.	110,000	63,396

		1,273,109

Latvia — 0.1%
Grindeks*(g)	6,390	24,538
Latvian Shipping Co.*(g)	150,331	129,535
Ventspils Nafta*(g)	78,610	100,131

		254,204

Lithuania — 0.4%
Lietuvos Dujos*(g)	66,290	26,528
Lifosa PVA*(g)	10,920	94,584
Siauliu Bankas*(g)	441,602	124,043
TEO LT AB	875,420	410,956
uingSanitas*(g)	5,600	14,652
Ukio Bankas*	389,080	133,244

		804,007

Malaysia — 2.9%
Alliance Financial Group Bhd	67,500	31,321
AMMB Holdings Bhd	91,800	65,736
Astro All Asia Networks PLC	58,300	34,663
Batu Kawan Bhd	70,200	154,186
Berjaya Corp. Bhd	188,300	29,738
Berjaya Sports Toto Bhd	99,500	125,035
British American Tobacco Malaysia Bhd	11,200	139,874
Bumiputra-Commerce Holdings Bhd	131,000	246,414
Bursa Malaysia Bhd	28,600	40,411
Dialog Group Bhd	130,700	30,317
Digi.Com Bhd	16,200	94,219
Gamuda Bhd	328,500	178,713
Genting Bhd	326,000	329,086
Hong Leong Bank Bhd	32,600	47,914
IGB Corp. Bhd	109,000	40,344
IJM Corp. Bhd	132,300	151,884
IOI Corp. Bhd	313,100	326,868
Kencana Petroleum Bhd	103,600	33,284
KNM Group Bhd	430,000	45,452
Kuala Lumpur Kepong Bhd	41,400	120,437
Lafarge Malayan Cement Bhd	49,600	54,825
Lion Industries Corp. Bhd	748,000	125,271
Malayan Banking Bhd	213,000	225,769
Malaysian Airline System Bhd	68,600	54,003
Malaysian Bulk Carriers Bhd	53,000	45,061
Malaysian Resources Corp. Bhd	123,000	28,694
MISC Bhd	81,500	186,752
MMC Corp. Bhd	115,800	45,102
Multi-Purpose Holdings Bhd	311,500	94,825
Parkson Holdings Bhd	98,900	102,065
Petra Perdana Bhd	48,400	18,615
Petronas Dagangan Bhd	58,500	126,838
Petronas Gas Bhd	76,000	202,451
PLUS Expressways Bhd	104,400	84,238
PPB Group Bhd	38,600	103,828
Public Bank Bhd	139,786	289,856
Resorts World Bhd	183,600	107,802
RHB Capital Bhd	41,000	39,882
SapuraCrest Petroleum Bhd	137,700	27,991
Sarawak Energy Bhd	79,500	37,263
Sime Darby Bhd	416,600	652,017
SP Setia Bhd	49,700	38,084
Ta Ann Holdings Bhd	26,600	21,539
Tanjong PLC	12,500	47,348
Telekom Malaysia Bhd	133,500	128,917
Tenaga Nasional Bhd	141,900	237,496
TM International Bhd*	61,300	38,065
UEM Land Holdings Bhd*	289,000	56,682
UMW Holdings Bhd	31,100	44,818
Wah Seong Corp. Bhd	99,600	35,490
WCT Berhad	62,200	18,454
WTK Holdings Bhd*	77,700	16,221
YTL Corp. Bhd	35,900	68,511
YTL Power International Bhd	156,258	82,266
Zelan Bhd	72,800	11,191

		5,764,126

Mauritius — 0.7%
Mauritius Commercial Bank(g)	167,200	484,131
Mauritius Development Investment Trust Co. Ltd.(g)	300,000	34,478
Naiade Resorts Ltd.	15,400	12,366
New Mauritius Hotels Ltd.(g)	160,037	372,623
Rogers & Co. Ltd.(g)	7,500	47,015
State Bank of Mauritius Ltd.(g)	166,800	248,457
Sun Resorts Ltd. (Class A Stock)(g)	130,200	141,860

		1,340,930

Mexico — 5.9%
Alfa SAB de CV (Class A Stock)	126,300	195,981
America Movil SAB de CV (Class L Stock)	2,024,600	2,744,251
Axtel SAB de CV*	34,700	13,939
Banco Compartamos SA de CV	69,300	130,381
Carso Global Telecom SAB de CV*	69,200	227,166
Carso Infraestructura y Construccion SAB de CV*	95,700	44,252
Cemex SAB de CV*	1,953,600	1,224,707
Coca-Cola Femsa SAB de CV (Class L Stock)	37,600	127,625
Consorcio ARA SAB de CV	59,500	15,584
Controladora Comercial Mexicana SAB de CV*	22,400	6,341
Corp. GEO SAB de CV (Class B Stock)*	61,800	62,389
Desarrolladora Homex SAB de CV*	22,600	50,098
Empresas ICA SAB de CV*	152,400	258,214
Fomento Economico Mexicano SAB de CV	218,900	555,711
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	74,000	134,522
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	11,500	33,197
Grupo Bimbo SAB de CV (Class A Stock)*	31,800	118,983
Grupo Carso SAB de CV (Class A Stock)	144,000	349,707
Grupo Elektra SAB de CV (Class A Stock)	6,300	211,260

Grupo Financiero Banorte SAB de CV (Class O Stock)	432,100	571,659
Grupo Financiero Inbursa SAB de CV (Class O Stock)	306,100	788,750
Grupo Mexico SAB de CV, Series B	878,148	639,780
Grupo Modelo SAB de CV (Class C Stock)	59,000	178,687
Grupo Simec SAB de CV (Class B Stock)*	6,000	8,599
Grupo Televisa SA	166,700	453,085
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	400,300	226,644
Industrias CH SAB de CV (Class B Stock)*	43,200	88,443
Industrias Penoles SAB de CV	31,200	327,066
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	52,800	171,390
Mexichem SAB de CV	100,200	70,030
Organizacion Soriana SAB de CV (Class B Stock)*	19,200	30,769
Promotora y Operadora de Infraestructura SAB de CV*	27,800	37,760
Telefonos de Mexico SAB de CV	569,200	430,768
Telmex Internacional SAB de CV (Class L Stock)	503,000	230,815
TV Azteca SAB de CV	104,200	33,471
Urbi Desarrollos Urbanos SAB de CV*	129,000	113,564
Wal-Mart de Mexico SAB de CV (Class V Stock)*	286,700	669,540

		11,575,128

Morocco — 1.3%
Attijariwafa Bank	10,200	327,974
Banque Marocaine du Commerce et de l’Industrie	425	40,997
Banque Marocaine du Commerce Exterieur	14,500	388,532
Ciments du Maroc(g)	875	141,717
Compagnie Generale Immobiliere	540	119,743
Cosumar(g)	1,024	168,045
Credit Immobilier et Hotelier	1,561	60,789
Douja Promotion Groupe Addoha SA	11,500	153,388
Holcim Maroc SA(g)	565	112,098
Lafarge Ciments	680	114,994
Maroc Telecom	27,074	493,310
ONA SA	2,170	299,774
Samir	500	34,536
Societe Nationale d’Investissement	943	166,319

		2,622,216

Nigeria — 0.7%
Access Bank PLC	1,574,800	51,572
Afribank Nigeria PLC	473,732	17,945
Ashaka Cement PLC*	474,718	25,803
Dangote Sugar Refinery PLC	356,300	32,334
Diamond Bank PLC	468,600	15,061
Ecobank Transnational, Inc.	609,467	46,626
First Bank of Nigeria PLC	2,277,400	242,964
First City Monument Bank PLC	451,000	11,876
Flour Mills Nigeria PLC	95,700	9,176
Guaranty Trust Bank PLC	653,327	43,761
Guinness Nigeria PLC(g)	133,500	81,038
Intercontinental Bank PLC(g)	800,900	34,069
Lafarge Cement WAPCO Nigeria PLC	112,000	11,510
Mobil Nigeria PLC(g)	31,000	19,259
Nigerian Breweries PLC	504,700	121,830
Oando PLC	340,200	146,233
Oceanic Bank International PLC*	564,700	24,784
UAC of Nigeria PLC*	201,400	36,024
Unilever Nigeria PLC*	349,300	18,019
Union Bank Nigeria PLC	989,490	67,480
United Bank for Africa PLC	2,930,800	158,315
Zenith Bank Ltd.	1,806,700	143,585

		1,359,264

Oman — 0.6%
Al Maha Petroleum Products Marketing Co. LLC	3,000	72,770
Bank Dhofar SAOG	80,286	79,025
Bank Muscat SAOG	171,420	260,435
Dhofar International Development	37,400	23,797
National Bank of Oman Ltd.	56,037	39,585
Oman Cables Industry	26,280	41,633
Oman Cement Co.	36,544	31,414
Oman Flour Mills	64,400	48,503
Oman International Bank	170,900	132,264
Oman Telecommunications Co.	64,917	199,952
Ominvest(g)	49,000	37,032
Raysut Cement Co.	22,338	57,143
Renaissance Services SAOG	189,716	206,935

		1,230,488

Pakistan — 0.8%
Adamjee Insurance Co. Ltd.(g)	48,985	40,631
Arif Habib Securities Ltd.	43,750	14,552
Azgard Nine Ltd.*(g)	367,500	140,728
Bank Alfalah Ltd.*(g)	314,250	54,684
EFU General Insurance Ltd.(g)	14,500	16,009
Fauji Fertilizer Co. Ltd.	53,125	57,355
HUB Power Co.(g)	580,500	148,676
Lucky Cement Ltd.*(g)	94,500	57,572
MCB Bank Ltd.	140,580	246,552
National Bank of Pakistan*	38,500	42,129
Nishat Mills Ltd.	65,000	24,479
Oil & Gas Development Co. Ltd.(g)	183,000	163,816
Pakistan Oilfields Ltd.(g)	55,800	117,929
Pakistan Petroleum Ltd.(g)	62,150	133,756
Pakistan State Oil Co. Ltd.	13,000	31,639
Pakistan Telecommunication Co. Ltd.*(g)	506,000	104,833
SUI Southern Gas Co. Ltd.(g)	205,000	33,611
United Bank Ltd.(g)	108,800	69,367

		1,498,318

Peru — 1.5%
Alicorp SA(g)	386,900	190,132
Cia de Minas Buenaventura SA, ADR	21,670	519,647
Cia Minera Milpo SA	103,752	192,432
Credicorp Ltd.	10,850	508,214
Edegel SA(g)	468,930	193,275
Enersur SA	37,500	157,533
Ferreyros SA*(g)	311,467	202,437

Grana y Montero SA*	41,719	25,131
Minsur SA	82,000	111,791
Sociedad Minera Cerro Verde SA	3,840	56,486
Sociedad Minera el Brocal SA(g)	15,900	100,872
Southern Copper Corp.	32,890	572,944
Volcan Cia Minera SA (Class B Stock)	237,399	120,427

		2,951,321

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.(g)	2,007,000	233,104
Alliance Global Group, Inc.*	1,648,000	53,318
Atlas Consolidated Mining & Development Corp.*	351,000	31,200
Ayala Corp.	45,400	193,679
Ayala Land, Inc.	605,600	71,483
Banco de Oro Unibank, Inc.	168,100	88,798
Bank of the Philippine Islands	191,580	134,674
Globe Telecom, Inc.	11,280	195,141
Holcim Philippines, Inc.	800,000	36,377
International Container Term Services, Inc.	137,000	33,985
Jollibee Foods Corp.	200,100	180,286
Manila Electric Co.	91,300	164,524
Metropolitan Bank & Trust	138,500	74,481
Philex Mining Corp.*	725,000	83,978
Philippine Long Distance Telephone Co.	13,150	587,957
PNOC Energy Development Corp.	1,844,000	149,039
San Miguel Corp. (Class B Stock)	170,000	183,426
SM Investments Corp.	52,150	214,672
SM Prime Holdings, Inc.	1,084,000	163,930
Universal Robina Corp.	463,000	62,277

		2,936,329

Poland — 2.8%
Agora SA	44,800	171,173
AmRest Holdings NV*	9,300	106,628
Asseco Poland SA	19,400	243,734
Bank Handlowy w Warszawie SA	12,200	130,828
Bank Millennium SA	18,600	9,625
Bank Pekao SA	21,600	518,529
Bioton SA*	2,134,400	134,999
BRE Bank SA*	1,300	39,243
Budimex SA*	2,000	39,502
Cersanit Krasnystaw SA*	55,800	174,861
Ciech SA	1,800	12,415
Cinema City International NV*	5,700	28,186
Cyfrowy Polsat SA	62,300	242,695
Elektrobudowa SA	700	25,176
Eurocash SA	11,900	31,509
Getin Holding SA*	50,800	58,711
Globe Trade Centre SA*	18,000	76,589
Grupa Lotos SA*	24,700	117,453
Ing Bank Slaski SA	300	18,285
KGHM Polska Miedz SA	28,400	373,055
LPP SA*	200	55,171
Mostostal Zabrze SA*	66,400	58,988
Mostostal-Warszawa SA*	2,500	34,500
Multimedia Polska SA	18,000	32,136
Netia SA*	117,200	104,116
Orbis SA	6,700	57,171
PBG SA*	4,400	241,612
Polimex Mostostal SA	190,000	163,327
Polnord SA*	1,500	11,601
Polska Grupa Farmaceutyczna SA*	5,300	31,892
Polski Koncern Naftowy Orlen SA	42,500	290,803
Polskie Gornictwo Naftowe I Gazownictwo SA	251,400	243,573
Powszechna Kasa Oszczednosci Bank Polski SA	95,600	588,722
Telekomunikacja Polska SA	160,600	868,033
TVN SA	71,200	174,198
Zaklad Przetworstwa Hutniczego Stalprodukt SA	600	62,617
Zaklady Azotowe Pulawy SA	1,000	20,125

		5,591,781

Romania — 0.9%
Antibiotice SA IASI	128,000	15,892
Banca Transilvania*(g)	1,875,800	464,620
Biofarm Bucuresti*	1,984,800	49,846
BRD-Groupe Societe Generale SA	380,100	744,838
Impact Developer & Contractor SA*	224,930	14,105
Rompetrol Rafinare SA*	2,840,000	25,823
SNP Petrom SA	7,725,400	370,592
Transelectrica SA	25,000	77,600

		1,763,316

Russia — 6.7%
Aeroftot	67,000	76,501
AvtoVAZ	220,000	82,502
Central Telecommunication Co.(g)	97,750	12,326
Comstar United Telesystems OJSC, GDR	72,300	242,205
CTC Media, Inc.*	41,300	188,328
Evraz Group SA, GDR(g)	10,500	86,730
Gazprom OAO	165,600	640,044
Gazprom OAO, ADR	195,070	2,900,109
Gazpromneft OAO, ADR	2,200	26,664
Irkutsk Elek	293,978	—
Irkutskenergo OJSC	284,000	46,320
JSFC Sistema(g)	385,250	85,448
Kamaz*	63,900	36,734
LUKOIL, ADR	39,000	1,464,520
Magnitogorsk Iron & Steel Works, GDR	3,700	11,433
Mechel OAO, ADR	5,900	24,603
MMC Norilsk Nickel, ADR	67,500	411,750
Mobile Telesystems OJSC	269,470	1,138,947
Mosenergo OAO*	3,650,000	96,689
Mosenergo OAO, ADR*(g)	3,800	10,066
North-West Telecom	56,500	10,453
NovaTek OAO (Class S Stock)(g)	103,600	239,721
NovaTek OAO, GDR	2,700	62,100
Novolipetsk Steel OJSC, GDR	5,800	69,020
OGK-3 OJSC	684,200	9,066
OGK-4 OJSC*	6,000,000	84,240
PIK Group, GDR*	11,400	15,504
Raspadskaya (Class S Stock)	17,500	18,375
RBC Information Systems*	28,600	11,297
Rosneft Oil Co., GDR*	143,000	613,470
Rostelecom, ADR	9,300	479,508
RusHydro*(g)	11,000,000	242,000

Sberbank (Class S Stock)	1,564,870	966,307
Sberbank (PRFC Shares)(g)	186,000	54,805
Sberbank, GDR	2,720	286,057
Seventh Continent*(g)	5,600	35,257
Severstal	10,500	35,945
Severstal-Avto	4,400	18,891
Sibirtelecom	726,250	8,635
Surgutneftegaz (PRFC Shares)*	638,300	156,473
Surgutneftegaz, ADR*	173,800	1,072,352
Tatneft, GDR	7,600	349,980
TGK-5*(g)	90,278,000	9,931
TMK OAO, GDR	1,900	9,120
Transneft (PRFC Shares)	50	14,250
Uralsvyazinform	1,400,000	14,000
Vimpel-Communications, ADR	59,820	391,223
VolgaTelecom	14,300	9,972
VTB Bank OJSC(g)	69,000,000	56,580
VTB Bank OJSC, GDR	90,000	145,800
X 5 Retail Group NV, GDR*	24,900	249,000

		13,321,251

Slovenia — 0.7%
Gorenje Velenje(g)	5,400	61,342
Istrabenz(g)	1,400	16,647
Krka dd Novo mesto	6,750	471,810
Luka Koper(g)	4,040	102,145
Mercator Poslovni Sistem	430	84,261
Nova Kreditna Banka Maribor	10,800	119,670
Petrol(g)	514	162,592
SAVA	240	78,689
Telekom Slovenije dd(g)	1,570	289,003

		1,386,159

South Africa — 6.1%
ABSA Group Ltd.	23,900	242,722
Adcock Ingram Holdings Ltd.*	18,000	68,409
Aeci Ltd.	8,200	38,089
African Bank Investments Ltd.	62,500	166,271
African Rainbow Minerals Ltd.	1,900	27,778
Allied Electronics Corp. Ltd.	13,200	27,884
Allied Electronics Corp. Ltd. (PRFC Shares)	51,800	109,807
Anglo Platinum Ltd.	3,200	160,802
AngloGold Ashanti Ltd.	12,158	442,809
ArcelorMittal South Africa Ltd.	10,981	84,741
Aspen Pharmacare Holdings Ltd.*	28,490	137,149
Aveng Ltd.	119,600	328,908
AVI Ltd.	33,700	61,512
Barloworld Ltd.	21,900	73,983
Bidvest Group Ltd.	49,692	461,379
British American Tobacco PLC	7,512	173,793
DataTec Ltd.*	24,000	37,245
Discovery Holdings Ltd.	20,000	52,911
Exxaro Resources Ltd.	4,000	29,238
FirstRand Ltd.	191,000	243,173
Foschini Ltd.	13,800	64,014
Gold Fields Ltd.	38,800	428,039
Grindrod Ltd.	91,300	116,625
Group Five Ltd.	11,200	33,402
Growthpoint Properties Ltd.	62,100	88,963
Harmony Gold Mining Co. Ltd.*	21,800	231,083
Hyprop Investments Ltd.	23,900	98,426
Impala Platinum Holdings Ltd.	32,300	539,612
Imperial Holdings Ltd.	6,300	35,549
Investec Ltd.	8,800	36,101
Kumba Iron Ore Ltd.	7,300	126,325
Liberty Holdings Ltd.	6,600	43,896
Massmart Holdings Ltd.	11,500	84,497
Medi-Clinic Corp. Ltd.	25,400	57,651
Metorex Ltd.*	21,200	3,693
Metropolitan Holdings Ltd.	87,200	96,659
Mr. Price Group Ltd.	34,700	88,833
MTN Group Ltd.	179,200	1,986,382
Murray & Roberts Holdings Ltd.	29,700	126,983
Mvelaphanda Resources Ltd.*	8,200	25,087
Nampak Ltd.	30,100	40,038
Naspers Ltd. (Class N Stock)	30,500	515,176
Nedbank Group Ltd.	10,585	94,983
Netcare Ltd.*	198,000	167,012
New Clicks Holdings Ltd.	35,800	56,690
Northam Platinum Ltd.	7,500	20,348
Pangbourne Properties Ltd.	68,000	101,148
Pick’n Pay Holdings Ltd.	44,800	59,402
Pick’n Pay Stores Ltd.	16,900	52,649
Pretoria Portland Cement Co. Ltd.	43,007	142,517
Raubex Group Ltd.	12,300	23,373
Reinet Investments SCA*	11,784	11,271
Remgro Ltd.	18,500	131,829
Reunert Ltd.	18,900	72,986
RMB Holdings Ltd.	44,200	96,122
Sanlam Ltd.	146,800	260,977
Santam Ltd.	6,300	50,878
Sappi Ltd.	26,620	51,287
Sasol Ltd.	34,600	1,004,487
Shoprite Holdings Ltd.	35,700	190,664
Spar Group Ltd. (The)	15,400	84,377
Standard Bank Group Ltd.	83,400	699,953
Steinhoff International Holdings Ltd.	134,800	143,587
Sun International Ltd.	4,600	34,867
Telkom SA Ltd.	31,700	353,025
Tiger Brands Ltd.	12,300	175,738
Truworths International Ltd.	30,100	102,097
Wilson Bayly Holmes-Ovcon Ltd.	7,400	66,473
Woolworths Holdings Ltd.	41,600	50,065

		12,134,442

South Korea — 6.0%
Amorepacific Corp.	100	44,288
Asiana Airlines*	10,280	26,832
Cheil Industries, Inc.	4,890	134,840
CJ CheilJedang Corp.	250	26,294
Daegu Bank	4,050	21,587
Daelim Industrial Co. Ltd.	500	19,249
Daewoo Engineering & Construction Co. Ltd.	17,390	122,617
Daewoo Securities Co. Ltd.*	11,700	157,012
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,450	85,829
DC Chemical Co. Ltd.	710	103,755
Dong-A Pharmaceutical Co. Ltd.	1,760	113,214
Dongkuk Steel Mill Co. Ltd.	1,410	26,214
Doosan Corp.	380	27,743
Doosan Heavy Industries and Construction Co. Ltd.	2,280	113,572
Doosan Infracore Co. Ltd.	1,950	21,014
GS Engineering & Construction Corp.	2,700	120,828
GS Holdings Corp.	1,600	34,597
Hana Financial Group, Inc.	9,730	148,249

Hanarotelecom, Inc.*	9,070	33,224
Hanjin Heavy Industries & Construction Co. Ltd.	1,131	23,387
Hanjin Shipping Co. Ltd.	6,170	84,144
Hankook Tire Co. Ltd.	4,260	40,984
Hanmi Pharm Co. Ltd.	1,229	133,672
Hanwha Chem Corp.	12,780	87,866
Hanwha Corp.	1,430	31,094
Hite Brewery Co. Ltd.	292	28,893
Hite Holdings Co. Ltd.	307	6,104
Honam Petrochemical Corp.	680	29,505
Hynix Semiconductor, Inc.*	26,430	237,957
Hyosung Corp.	1,020	48,315
Hyundai Department Store Co. Ltd.	640	33,386
Hyundai Development Co.	1,030	25,328
Hyundai Engineering & Construction Co. Ltd.	2,750	118,540
Hyundai Heavy Industries	1,330	190,420
Hyundai Marine & Fire Insurance Co. Ltd.*	7,630	69,896
Hyundai Merchant Marine Co. Ltd.	5,120	100,466
Hyundai Mipo Dockyard	300	28,388
Hyundai Mobis	3,100	180,027
Hyundai Motor Co.	6,830	276,375
Hyundai Motor Co. (PRFC Shares)	1,800	27,134
Hyundai Securities Co.*	4,370	36,343
Hyundai Steel Co.	3,420	107,383
Industrial Bank of Korea*	21,180	106,063
Kangwon Land, Inc.	10,030	100,265
KB Financial Group, Inc.*	18,780	454,283
KCC Corp.	150	33,137
Kia Motors Corp.*	5,630	35,012
Korea Electric Power Corp.*	17,530	321,276
Korea Exchange Bank	15,660	71,183
Korea Express Co. Ltd.*	2,340	171,832
Korea Gas Corp.	3,100	91,306
Korea Investment Holdings Co. Ltd.*	1,190	25,888
Korea Line Corp.	320	13,677
Korea Zinc Co. Ltd.(g)	540	44,749
Korean Air Lines Co. Ltd.*	1,200	30,208
Korean Reinsurance Co.*	15,150	117,145
KT Corp.	11,650	324,144
KT Freetel Co. Ltd.*	2,330	46,748
KT&G Corp.	4,430	244,522
LG Chem Ltd.	2,780	175,971
LG Corp.	3,480	125,386
LG Dacom Corp.	3,630	46,121
LG Display Co. Ltd.	5,550	113,275
LG Electronics, Inc.	4,680	311,374
LG Household & Health Care Ltd.	310	33,935
LG Telecom Ltd.	7,120	43,606
Lotte Shopping Co. Ltd.	660	91,927
LS Corp.	700	39,786
Macquarie Korea Infrastructure Fund	10,359	33,420
MegaStudy Co. Ltd.	180	26,189
Mirae Asset Securities Co. Ltd.*	2,100	109,065
NHN Corp.*	1,550	170,789
POSCO	3,300	879,382
Pusan Bank	4,873	21,006
S-Oil Corp.	3,030	124,051
Samsung C&T Corp.	4,660	135,245
Samsung Card Co.	1,120	25,649
Samsung Digital Imaging Co. Ltd.*	341	7,223
Samsung Electro-Mechanics Co. Ltd.	1,240	44,006
Samsung Electronics Co. Ltd.	3,320	1,371,682
Samsung Electronics Co. Ltd. (PRFC Shares)	770	176,524
Samsung Engineering Co. Ltd.	760	32,258
Samsung Fine Chemicals Co. Ltd.	1,050	33,415
Samsung Fire & Marine Insurance Co. Ltd.*	1,810	210,793
Samsung Heavy Industries Co. Ltd.	6,030	113,154
Samsung SDI Co. Ltd.	850	40,556
Samsung Securities Co. Ltd.*	3,150	132,517
Samsung Techwin Co. Ltd.	759	25,085
Shinhan Financial Group Co. Ltd.*	21,187	383,231
Shinsegae Co. Ltd.	660	207,287
SK Chemicals Co. Ltd.	1,320	44,992
SK Energy Co. Ltd.	3,240	209,772
SK Holdings Co. Ltd.	1,710	134,127
SK Telecom Co. Ltd.	2,900	403,379
STX Pan Ocean Co. Ltd.	2,800	18,553
STX Shipbuilding Co. Ltd.	2,000	19,433
Woongjin Coway Co. Ltd.	2,060	45,002
Woori Finance Holdings Co. Ltd.*	13,390	68,867
Woori Investment & Securities Co. Ltd.*	2,980	36,907
Yuhan Corp.	304	40,841

		11,863,784

Taiwan — 5.6%
Acer, Inc.	107,465	161,819
Advanced Semiconductor Engineering, Inc.	240,768	117,482
Ambassador Hotel (The)	38,000	42,306
Asia Cement Corp.	150,520	130,506
Asustek Computer, Inc.	178,758	188,485
AU Optronics Corp.	290,749	242,054
Catcher Technology Co. Ltd.	19,800	43,551
Cathay Financial Holding Co. Ltd.	240,450	207,191
Chang Hwa Commercial Bank	128,000	43,129
Cheng Shin Rubber Industry Co. Ltd.	39,100	38,018
Chi Mei Optoelectronics Corp.	114,800	45,872
China Development Financial Holding Corp.	602,700	119,908
China Petrochemical Development Corp.*	112,360	24,295
China Steel Corp.	452,270	296,864
Chinatrust Financial Holding Co. Ltd.	457,023	167,640
Chong Hong Construction Co.	20,400	23,524
Chunghwa Picture Tubes Ltd.	198,000	24,048
Chunghwa Telecom Co. Ltd.	428,632	781,664
Compal Electronics, Inc.	204,015	146,512
Delta Electronics, Inc.	39,440	72,707
E.Sun Financial Holding Co. Ltd.	102,960	25,227
Epistar Corp.	23,230	34,981
Evergreen Marine Corp. Taiwan Ltd.	315,000	132,562

Everlight Electronics Co. Ltd.	18,360	33,820
Far Eastern Department Stores Co. Ltd.	160,000	83,091
Far Eastern Textile Co. Ltd.	163,200	127,230
Far EasTone Telecommunications Co. Ltd.	120,000	123,504
Feng Hsin Iron & Steel Co.	22,660	25,485
First Financial Holding Co. Ltd.	255,024	117,927
Formosa Chemicals & Fibre Corp.	168,000	198,640
Formosa International Hotels Corp.	4,400	43,828
Formosa Petrochemical Corp.	89,000	176,367
Formosa Plastics Corp.	227,000	342,693
Foxconn Technology Co. Ltd.	47,300	125,642
Fubon Financial Holding Co. Ltd.	272,000	164,414
Giant Manufacturing Co. Ltd.	26,250	54,105
Goldsun Development & Construction Co. Ltd.	79,800	25,798
Great Wall Enterprise Co.	46,171	35,207
HannStar Display Corp.	147,274	26,451
High Tech Computer Corp.	24,000	295,512
Hon Hai Precision Industry Co. Ltd.	220,800	499,626
Hotai Motor Co. Ltd.	82,000	115,147
Hua Nan Financial Holdings Co. Ltd.	128,140	67,384
InnoLux Display Corp.	127,600	124,422
Inventec Co. Ltd.	108,150	43,612
KGI Securities Co. Ltd.	69,000	20,036
Largan Precision Co. Ltd.	5,100	42,829
Lite-On Technology Corp.	57,285	38,835
Macronix International	124,229	47,093
MediaTek, Inc.	41,200	387,843
Mega Financial Holding Co. Ltd.	426,000	152,836
Motech Industries, Inc.	8,397	23,329
Nan Kang Rubber Tire Co. Ltd.	50,700	28,470
Nan Ya Plastics Corp.	196,000	224,839
Novatek Microelectronics Corp. Ltd.	17,162	26,076
Oriental Union Chemical Corp.	52,020	24,423
Polaris Securities Co. Ltd.	88,400	30,797
POU Chen Corp.	293,696	161,873
Powerchip Semiconductor Corp.*	742,000	96,573
Powertech Technology, Inc.	17,600	31,780
President Chain Store Corp.	33,000	75,783
Qisda Corp.	500	147
Quanta Computer, Inc.	135,960	171,817
Realtek Semiconductor Corp.	22,440	29,414
Richtek Technology Corp.	8,800	41,580
Ruentex Industries Ltd.	62,000	46,062
Sanyang Industrial Co. Ltd.	101,871	23,532
Shin Kong Financial Holding Co. Ltd.	76,649	22,039
Siliconware Precision Industries Co.	136,350	143,370
Sino-American Silicon Products, Inc.	10,875	23,371
SinoPac Financial Holdings Co. Ltd.	508,000	101,386
Synnex Technology International Corp.	26,400	33,432
Taishin Financial Holdings Co. Ltd.	123,000	19,981
Taiwan Business Bank*	190,000	37,219
Taiwan Cement Corp.	175,740	145,119
Taiwan Cooperative Bank	271,300	126,331
Taiwan Fertilizer Co. Ltd.	55,000	113,100
Taiwan Glass Industrial Corp.	59,400	31,557
Taiwan Mobile Co. Ltd.	236,000	342,579
Taiwan Semiconductor Manufacturing Co. Ltd.	679,860	1,023,768
Taiwan TEA Corp.*	225,000	89,426
Tatung Co. Ltd.*	113,000	22,292
Tripod Technology Corp.	20,140	26,881
TSRC Corp.	41,000	36,748
Tung Ho Steel Enterprise Corp.	32,000	25,725
U-Ming Marine Transport Corp.	74,000	111,628
Uni-President Enterprises Corp.	370,650	300,869
Unimicron Technology Corp.	61,610	36,721
United Microelectronics Corp.	310,280	101,283
Walsin Lihwa Corp.	131,000	26,329
Wan Hai Lines Ltd.	77,700	33,506
Wistron Corp.	38,818	41,869
Yang Ming Marine Transport Corp.	86,898	27,340
Yuanta Financial Holding Co. Ltd.	435,000	199,191
Yulon Motor Co. Ltd.	53,053	28,920
Zinwell Corp.	20,074	27,878

		10,986,075

Thailand — 2.8%
Advanced Info Service PCL	226,800	528,717
Airports of Thailand PCL	43,000	19,371
Asian Property Development PCL	383,100	24,845
Bangkok Bank PCL	83,300	176,246
Bangkok Dusit Medical Service PCL	90,000	43,197
Bangkok Expressway PCL	103,700	46,788
Bank of Ayudhya PCL	1,090,500	267,236
Banpu PCL	35,700	216,602
BEC World PCL	275,800	144,646
Bumrungrad Hospital PCL	85,500	43,154
Central Pattana PCL	234,500	82,652
CH. Karnchang PCL	898,100	79,009
Charoen Pokphand Foods PCL	1,459,500	133,337
CP ALL PCL	1,167,600	414,833
Electricity Generating PCL	29,700	56,479
Glow Energy PCL	58,100	34,392
Hana Microelectronics PCL	140,200	39,977
IRPC PCL	889,100	47,459
Kasikornbank PCL	182,500	232,644
Khon Kaen Sugar Industry PCL	142,200	26,115
Krung Thai Bank PCL	826,500	105,803
Land & Houses PCL	709,300	59,629
Major Cineplex Group PCL	113,300	20,934
Minor International PCL	615,960	112,019
Precious Shipping PCL	82,800	24,068
PTT Aromatics & Refining PCL	55,400	14,297
PTT Chemical PCL	81,200	66,398
PTT Exploration & Production PCL	223,900	615,020
PTT PCL	130,200	560,265
Ratchaburi Electricity Generating Holding PCL	154,700	167,939
Regional Container Lines PCL*	94,300	14,498
Siam Cement PCL (The)	57,700	160,138
Siam City Cement PCL	8,100	28,549
Siam Commercial Bank PCL	174,100	267,297

Sino Thai Engineering & Construction PCL*	1,315,000	120,877
Thai Beverage PCL	1,532,000	176,527
Thai Oil PCL	144,000	103,539
Thai Union Frozen Products PCL	155,700	89,561
Thoresen Thai Agencies PCL	241,120	85,665
Total Access Communication PCL*	72,000	59,040
True Corp. PCL*	383,800	14,495

		5,524,257

Turkey — 3.0%
Akbank TAS	165,100	484,551
Akenerji Elektrik Uretim A/S*	7,400	27,148
Aksigorta A/S	12,500	19,546
Anadolu Efes Biracilik Ve Malt Sanayii A/S	54,800	339,462
Arcelik A/S	14,300	15,738
Asya Katilim Bankasi A/S*	137,900	92,058
Aygaz A/S	19,984	24,278
BIM Birlesik Magazalar A/S	15,100	320,117
Cimsa Cimento Sanayi VE Tica*	35,400	71,109
Dogan Sirketler Grubu Holdings*	196,326	64,940
Dogan Yayin Holding*	30,600	9,938
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	212,400	129,018
Enka Insaat ve Sanayi A/S	64,133	227,566
Eregli Demir ve Celik Fabrikalari TAS	238,875	448,228
Ford Otomotiv Sanayi A/S	8,300	22,662
GSD Holding*	160,000	32,717
Haci Omer Sabanci Holding A/S	69,100	118,855
Hurriyet Gazetecilik A/S*	40,209	14,509
Ihlas Holding*	83,900	10,596
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)*	62,600	19,201
KOC Holding A/S*	305,610	430,087
Petkim Petrokimya Holding A/S*	44,200	108,456
Petrol Ofisi A/S*	18,200	41,814
Sekerbank TAS	24,500	13,851
Tekfen Holding A/S	100,500	174,073
Tofas Turk Otomobil Fabrikasi A/S	16,800	14,751
Trakya Cam Sanayi A/S*	47,152	25,806
Tupras Turkiye Petrol Rafine	38,400	385,674
Turcas Petrolculuk A/S	11,960	18,558
Turk Hava Yollari AO*	9,600	37,817
Turk Sise ve Cam Fabrikalari A/S*	236,000	141,934
Turk Telekomunikasyon A/S*	113,600	263,717
Turkcell Iletisim Hizmet A/S	128,100	627,885
Turkcell Iletisim Hizmet A/S, ADR	5,100	62,679
Turkiye Garanti Bankasi A/S*	328,800	466,677
Turkiye Halk Bankasi A/S	44,000	96,322
Turkiye Is Bankasi	140,300	315,575
Turkiye Vakiflar Bankasi Tao	85,900	65,093
Yapi Kredi Sigorta A/S	5,600	19,871
Yapi ve Kredi Bankasi A/S*	134,149	137,961
Yazicilar Holding A/S	10,600	32,130

		5,972,968

United Arab Emirates — 1.4%
Aabar Investments PJSC	123,500	59,512
Abu Dhabi Commercial Bank	139,100	60,591
Abu Dhabi National Hotels	93,000	71,906
Air Arabia	978,600	282,405
Aldar Properties PJSC	223,100	161,563
Amlak Finance PJSC*(g)	67,000	18,605
Arabtec Holding Co.*	247,500	110,505
Dana Gas PJSC*	1,388,900	219,311
DP World Ltd.	1,189,800	285,552
Dubai Financial Market	522,300	174,899
Dubai Investments*	479,000	142,142
Dubai Islamic Bank	122,600	89,785
Emaar Properties PJSC*	541,400	324,267
Emirates NBD PJSC	82,300	69,682
First Gulf Bank PJSC	35,400	81,244
Gulf Cement Co.*(g)	83,500	54,785
Gulf Navigation Holding	737,900	114,507
National Bank of Abu Dhabi PJSC	30,800	70,016
Ras Al Khaimah Cement Co.	133,700	42,223
Sorouh Real Estate Co.	197,100	119,125
Tabreed*	724,300	114,369
Tamweel PJSC*(g)	68,700	18,516
Union National Bank / Abu Dhabi	137,500	77,862
Union Properties*	135,600	26,580

		2,789,952

United States — 2.9%
iShares MSCI Emerging Markets Index Fund	229,800	5,701,338

TOTAL COMMON STOCKS (cost $297,624,990)		181,905,260

INVESTMENT FUNDS — 0.7%

Saudi Arabia — 0.5%
Saudi Arabia Investment Fund Ltd. (The)	31,187	1,008,899

Vietnam — 0.2%
Dragon Capital — Vietnam Enterprise Investments Ltd. (Class R Stock)*(g)	271,969	326,363

TOTAL INVESTMENT FUNDS (cost $3,238,013)		1,335,262

WARRANTS* — 5.5%

India — 3.6%
Aban Offshore Ltd., expiring 04/25/12	900	7,066
ACC Ltd., expiring 07/12/11	3,800	43,022
Adani Enterprises Ltd., expiring 09/06/11	3,200	16,881
Aditya Birla Nuvo Ltd., expiring 6/28/10	1,900	16,628
Ambuja Cements Ltd., expiring 06/23/10	70,000	97,440
Amtek Auto Ltd., expiring 06/08/09	30,090	44,066
Asian Paints Ltd., expiring 08/17/10	2,700	41,848
Axis Bank Ltd., expiring 04/21/10	18,900	154,579

Bank of Baroda, expiring 02/03/11	18,000	83,142
Bank of India, expiring 05/02/11	9,700	41,943
Bharat Forge Ltd., expiring 05/23/11	11,000	21,215
Bharat Heavy Electricals Ltd., expiring 09/01/10	9,520	283,442
Bharti Airtel Ltd., expiring 06/29/12	43,600	537,749
Bharti Airtel Ltd., expiring 09/01/10	9,540	117,663
Biocon Ltd., expiring 05/31/10	11,400	32,171
Bosch Ltd., expiring 10/04/12	800	48,450
Cairn India Ltd., expiring 12/27/11	17,080	61,978
Cipla Ltd., expiring 08/16/11	20,810	90,258
Colgate Palmolive India Ltd., expiring 10/25/12	7,200	66,870
Container Corp of India, expiring 02/16/10	3,400	48,177
Corp. For Financing & Promoting Technology, expiring 04/01/10	63,500	160,204
Crompton Greaves Ltd., expiring 07/27/10	13,400	32,619
Dabur India Ltd., expiring 06/15/11	26,400	51,619
DLF Ltd., expiring 06/21/12	18,030	59,454
Dr. Reddys Laboratories Ltd., expiring 01/03/11	15,800	152,660
Essar Oil Ltd., expiring 07/20/12	53,050	75,862
GMR Infrastructure Ltd., expiring 08/10/11	58,500	109,367
HCL Technologies Ltd., expiring 09/01/10	9,300	18,706
Hero Honda Motors Ltd., expiring 05/02/11	8,900	187,902
Hindustan Unilever Ltd., expiring 12/30/10	93,500	437,691
Housing Development & Infrastructure Ltd., expiring 07/24/12	5,657	9,126
Housing Development Finance Corp., expiring 01/18/11	20,600	573,397
Idea Cellular Ltd., expiring 03/05/12	120,260	118,754
Indiabulls Financial Services Ltd., expiring 09/24/09	5,200	9,235
Indiabulls Real Estate Ltd., expiring 01/08/13	57,100	111,860
Indian Hotels Co. Ltd., expiring 06/29/12	33,000	25,660
Infrastructure Development Finance Co. Ltd., expiring 08/12/10	88,970	94,871
Jaiprakash Associates Ltd., expiring 07/01/10	51,670	85,650
Jindal Steel & Power Ltd., expiring 01/30/13	4,860	115,482
JSW Steel Ltd., expiring 06/21/12	3,000	13,709
Kotak Mahindra Bank Ltd., expiring 04/20/12	23,100	128,488
Lanco Infratech Ltd., expiring 10/03/12	5,500	15,751
Maruti Suzuki India Ltd., expiring 06/13/11	6,390	98,221
Merrill Lynch International Co., expiring 01/08/13	48,300	20,087
Mundra Port and Special Economic Zone Ltd., expiring 11/23/12	13,500	86,026
NTPC Ltd., expiring 10/19/09	71,300	252,751
Oil & Natural Gas Corp. Ltd., expiring 02/18/14	24,030	369,532
Piramal Healthcare Ltd., expiring 02/05/13	7,100	27,415
Power Grid Corp. of India Ltd., expiring 09/27/12	46,290	87,224
Punj Lloyd Ltd., expiring 06/25/12	9,500	17,068
Reliance Capital Ltd., expiring 09/20/11	24,100	167,895
Reliance Communications Ltd., expiring 01/25/11	47,800	164,735
Reliance Infrastructure Ltd., expiring 08/09/11	10,150	103,140
Reliance Natural Resources Ltd., expiring 01/25/11	121,270	107,204
Reliance Petroleum Ltd., expiring 05/08/11	57,920	108,568
Reliance Power Ltd., expiring 02/04/13	26,730	53,914
Sesa GOA Ltd., expiring 01/21/10	12,000	23,558
Siemens India Ltd., expiring 12/13/11	5,000	26,422
Steel Authority of India Ltd., expiring 04/21/09	15,400	29,276
Sterlite Industries India Ltd., expiring 03/24/11	15,580	109,814
Sun Pharmaceutical Industries Ltd., expiring 02/17/10	7,490	164,083
Suzlon Energy Ltd., expiring 09/16/10	91,000	75,960
Tata Chemicals Ltd., expiring 06/27/11	9,200	25,668
Tata Consultancy Services Ltd., expiring 08/24/09	12,030	127,698
Tata Power Co. Ltd., expiring 09/30/10	14,640	221,786
Tata Steel Ltd., expiring 10/18/11	19,490	79,097
Tata Tea Ltd., expiring 10/13/10	3,600	41,478
Titan Industries Ltd., expiring 02/02/12	2,100	32,358
Unitech Ltd., expiring 07/12/10	51,190	35,213
United Spirits Ltd., expiring 10/05/11	3,010	38,501
Videocon Industries Ltd., expiring 09/15/11	7,400	12,719
Zee Entertainment Enterprises Ltd., expiring 05/09/11	13,900	29,137

		7,179,203

Luxembourg — 0.2%
Divi’s Laboratories Ltd., expiring 05/22/13	5,000	93,060
Glenmark Pharmaceuticals Ltd., expiring 03/27/14	14,090	43,574
Masraf Al Rayan, expiring 05/09/11	55,300	151,840
United Phosphorus Ltd., expiring 03/17/14	18,400	35,632
Wipro Ltd., expiring 11/02/10	34,200	165,767

		489,873

Malaysia
IJM Land Bhd, expiring 09/11/13	13,230	690

Oman — 0.1%
Bank Muscat SAOG, expiring 10/30/09	55,600	84,472
Galfar Engineering & Contracting SAOG, expiring 10/30/09	40,300	46,156

		130,628

Qatar — 1.1%
Barwa Real Estate, expiring 07/30/11	10,400	57,968
Commercial Bank of Qatar, expiring 04/25/10	7,356	93,522
Doha Bank QSC, expiring 05/24/10	12,200	89,111
Masaf Al Raya, expiring 05/09/11	33,100	90,884
Merrill Qatar Gas Transport Co., expiring 07/26/10	28,625	172,032
Merrill Qatar Industries, expiring 05/24/10	8,900	194,038
Merrill Qatar Insurance, expiring 05/24/10	41,300	198,462
Merrill Qatar Navigation, expiring 05/24/10	6,200	83,592
Merrill Qatar Shipping, expiring 05/24/10	10,107	122,674
Merrill Qatar Islam, expiring 05/24/10	5,700	61,198
Qatar Electricity & Water Co., expiring 05/24/10	6,900	152,144
Qatar Islamic Bank, expiring 05/24/10	9,200	148,291
Qatar National Bank SAQ, expiring 07/26/10	15,300	393,239
Qatar Telecom Q-Tel QSC, expiring 05/24/10	9,800	253,763

		2,110,918

Vietnam — 0.5%
PetroVietnam Drilling & Well Services JSC, expiring 04/01/10	83,830	275,555
Pha Lai Thermal Power, expiring 04/01/10	126,010	177,010
Songda Urban & Industrial Zone Investment & Development JSC, expiring 04/01/10	99,120	267,335
Viet Nam Dairy Products JSC, expiring 04/01/10	41,410	182,653
Vinh Son — Song Hinh Hydropower JSC, expiring 04/01/10	71,990	117,307

		1,019,860

TOTAL WARRANTS (cost $19,406,749)		10,931,172

RIGHTS* — 0.3%

Brazil
LLX Logistica SA, expiring 04/28/09	1,767	53
Vivo Participacoes SA, expiring 06/27/09	156	264

		317

India — 0.1%
ABB Ltd., expiring 06/27/12	9,590	80,788

Malaysia
Malayan Banking Bhd, expiring 04/21/09	95,850	29,448

Qatar — 0.2%
Merrill CW10 Industries, expiring 05/24/10	19,600	427,319

TOTAL RIGHTS (cost $663,703)		537,872

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CONVERTIBLE BOND

Oman

Bank Muscat (cost $0)
Zero	12/01/20	NR	$5	—

TOTAL LONG-TERM INVESTMENTS (cost $320,933,455)				194,709,566

	Shares
SHORT-TERM INVESTMENTS — 2.5%

CASH RESERVE
Argentina Currency Reserve (cost $15,123)	56,163	15,130

AFFILIATED MONEY MARKET MUTUAL FUND — 2.5%
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,819,510)(w)	4,819,510	4,819,510

TOTAL SHORT-TERM INVESTMENTS (cost $4,834,633)		4,834,640

TOTAL INVESTMENTS(o) — 101.0% (cost $325,768,088)		199,544,206
Liabilities in excess of other assets — (1.0)%		(1,914,811)

NET ASSETS — 100.0%		$197,629,395

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSFC	Joint-Stock Financial Corp.

MSCI	Morgan Stanley Capital International

NR	Not Rated by Moody’s or Standard & Poor’s.

PRFC	Preference Shares

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(g)	Indicates a security that has been deemed illiquid.

(o)	As of March 31, 2009, 563 securities representing $68,829,946 and 34.8% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$130,714,260	—
Level 2 — Other Significant Observable Inputs	67,706,484	—
Level 3 — Significant Unobservable Inputs	1,123,462	—

Total	$199,544,206	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$1,780,032
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(56,809)
Net purchases (sales)	32,774
Transfers in and/or out of Level 3	(632,535)

Balance as of 3/31/09	$1,123,462

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Commercial Banks	13.9%
Telecommunications	12.9
Oil, Gas & Consumable Fuels	12.1
Metals & Mining	6.4
Financial Services	3.4
Diversified Financial Services	3.1
Exchange Traded Funds	2.9
Pharmaceuticals	2.5
Affiliated Money Market Mutual Fund	2.5
Engineering/Construction	2.4
Diversified Operations	2.2
Chemicals	2.1
Food	2.1
Semiconductors	2.0
Beverages	2.0
Electric	1.9
Retail & Merchandising	1.8
Building Materials	1.8
Transportation	1.6
Electric — Generation	1.5
Real Estate	1.3
Insurance	1.0
Electronic Components & Equipment	0.9
Media & Entertainment	0.9
Internet Software & Services	0.8
Computer Services & Software	0.8
Hotels & Motels	0.8
Banks	0.8
Electric — Integrated	0.7
Tobacco	0.7
Agriculture	0.7
Investment Funds	0.7
Machinery	0.7
Commercial Services	0.6
Computers	0.6
Automobile Manufacturers	0.5
Investment Companies	0.5
Coal	0.4
Real Estate Operation & Development	0.4
Consumer Products & Services	0.4
Airlines	0.3
Entertainment & Leisure	0.3
Household Products / Wares	0.3
Financial — Bank & Trust	0.3
Medical Supplies & Equipment	0.3
Holding Companies — Diversified	0.2
Paper & Forest Products	0.2
Marine	0.2
Home Builders	0.2
Independent Power Producers & Energy Traders	0.2
Steel	0.2
Manufacturing	0.2
Real Estate Investment Trusts	0.2
Water	0.2
Aerospace & Defense	0.2
Iron / Steel	0.2
Auto Parts & Equipment	0.1
Distribution/Wholesale	0.1
Healthcare Providers & Services	0.1
Computers & Peripherals	0.1
Apparel	0.1
Energy — Alternate Sources	0.1
Building & Construction	0.1
Healthcare Products & Services	0.1
Home Furnishings	0.1
Advertising	0.1
Utilities	0.1
Clothing & Apparel	0.1
Biotechnology	0.1
Venture Capital	0.1
Storage	0.1
Apparel & Textile	0.1
Oil & Gas Services	0.1
Automotive Parts	0.1
Retail	0.1
Healthcare Products	0.1
101.0

Liabilities in excess of other assets	(1.0)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 102.2%

ASSET-BACKED SECURITIES(c) — 9.1%

Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	0.572%	09/25/36	$32	$31,883
Asset Backed Funding Certificates, Series 2006-HE1, Class A2A	Aaa	0.582%	01/25/37	4,164	3,538,312
BA Credit Card Trust, Series 2007-A12, Class A12	Aaa	0.756%	01/15/13	12,200	11,705,727
Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1	A1	1.522%	10/25/37	5,282	3,399,799
Capital Auto Receivable Asset Trust, Series 2008-2, Class A2B	Aaa	1.476%	03/15/11	10,151	10,043,169
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B	Aaa	1.256%	09/15/10	4,697	4,667,540
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba1	0.622%	06/25/37	3,772	2,810,144
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	0.572%	12/25/46	400	387,369
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.592%	06/25/47	1,721	1,544,232
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	1.222%	07/25/32	3	1,078
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	1.262%	08/25/32	98	35,609
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A (original cost $3,802,949; purchased 07/10/07)(f)(g)	B3	0.642%	07/25/37	3,803	2,948,314
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $3,847,022; purchased 06/22/07)(f)(g)	Ba3	0.592%	08/25/37	3,847	2,423,552
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B	Aaa	1.456%	01/15/11	6,075	6,018,097
Ford Credit Auto Owner Trust, Series 2008-C, Class A3	Aaa	1.976%	06/15/12	4,200	3,923,493
Franklin Auto Trust, Series 2008-A, Class A2	Aaa	1.545%	10/20/11	3,013	2,945,626
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.835%	01/20/34	2,610	1,715,926
HFC Home Equity Loan Asset Backed Certificates, Series 2007-3, Class A1	Aaa	1.345%	11/20/36	2,896	2,584,930
Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1	Aaa	0.572%	11/25/36	75	73,921
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.802%	10/25/34	23	9,451
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	0.592%	08/25/36	628	591,803
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	1.022%	12/25/33	500	284,142
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.882%	11/25/34	359	210,199
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1	Aaa	0.592%	11/25/36	55	53,049
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.652%	05/25/37	3,464	2,279,756
SLM Student Loan Trust, Series 2006-8, Class A2	Aaa	1.159%	10/25/16	2,925	2,914,244
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.322%	10/25/37	2,971	2,672,223
Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A (original cost $977,943; purchased 09/29/06)(f)(g)	Aaa	0.762%	10/25/35	976	890,330

TOTAL ASSET-BACKED SECURITIES (cost $79,923,233)					70,703,918

BANK LOANS(c) — 0.7%

Chrysler Financial, Term, 144A (original cost $4,585,175; purchased 07/31/07)(f)(g)	CAA(d)	4.56%		08/03/12	4,826	2,530,896
HCA, Inc., Term B (original cost $2,868,032; purchased 11/14/06)(f)(g)	BA-(d)	3.47%		11/16/13	2,868	2,436,393
NRG Energy, Inc., Synth LOC, (original cost $260,737; purchased 02/08/08)(f)(g)	BA+(d)	1.12%		02/01/13	291	260,737
NRG Energy, Inc., Term B (original cost $139,504; purchased 01/09/09)(f)(g)	BA+(d)	1.98%		02/01/13	140	125,030
NRG Energy, Inc., Term B (original cost $426,578; purchased 02/08/08)(f)(g)	BA+(d)	2.72%		02/01/13	476	426,579

TOTAL BANK LOANS (cost $8,366,404)						5,779,635

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.7%

American Home Mortgage Investment Trust, Series 2004-4, Class 5A	Aaa	4.44	%(c)	02/25/45	2,524	1,429,290
Banc of America Funding Corp., Series 2006-A, Class 1A1	AAA(d)	4.606	%(c)	02/20/36	2,886	1,903,842
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Aaa	5.435	%(c)	01/25/34	818	610,023
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	Aaa	5.395	%(c)	02/25/34	764	515,402
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Aaa	5.504	%(c)	11/25/34	5,501	3,860,045
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A1	AAA(d)	4.75	%(c)	10/25/35	1,317	1,240,881
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	2.65	%(c)	08/25/35	1,020	712,313
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55	%(c)	08/25/35	2,710	1,891,002
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Caa1	5.781	%(c)	01/25/36	4,919	1,804,766
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.491	%(c)	09/25/35	3,152	1,553,627
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.653	%(c)	01/26/36	5,176	3,274,121
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.733	%(c)	12/26/46	5,358	3,081,582
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	Aaa	4.05	%(c)	08/25/35	1,767	1,144,991
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2	Aaa	4.248	%(c)	08/25/35	1,638	1,045,649
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Aaa	4.098	%(c)	08/25/35	447	324,925
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A	AAA(d)	4.70	%(c)	12/25/35	7,096	5,318,750
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.25%		12/25/33	329	296,521
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8	Ba1	4.50%		06/25/35	164	151,509
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.922	%(c)	08/25/18	406	391,352
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A (original cost $485,636; purchased 12/01/03)(f)(g)	Aaa	6.50	%(c)	01/25/34	463	436,790
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	Aaa	0.862	%(c)	02/25/35	1,206	557,265
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Aa3	0.812	%(c)	04/25/35	2,134	914,315
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Baa3	4.938	%(c)	04/25/35	1,602	1,204,106
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A (original cost $4,094,803; purchased 06/20/05)(f)(g)	Aaa	0.862	%(c)	06/25/35	4,095	2,407,256

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.50%		04/25/33	84	70,756
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	Aaa	4.554	%(c)	06/25/33	1,692	1,310,095
Fannie Mae, Series 1988-22, Class A	Aaa	3.705	%(c)	08/25/18	8	8,197
Fannie Mae, Series 1996-39, Class H	Aaa	8.00%		11/25/23	76	83,788
Fannie Mae, Series 2003-92, Class PC	Aaa	4.50%		05/25/15	5,416	5,468,418
Fannie Mae, Series 2004-11, Class A	Aaa	0.642	%(c)	03/25/34	595	529,360
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.629	%(c)	05/25/35	801	822,806
Fannie Mae, Series 2007-114, Class A6	Aaa	0.722	%(c)	10/27/37	6,000	5,400,000
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.50%		07/25/43	2,588	2,732,003
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.00%		10/25/43	1,430	1,512,552
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	3.222	%(c)	07/25/44	2,194	2,148,168
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	3.022	%(c)	10/25/44	7,440	7,239,586
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.562	%(c)	12/25/36	6,324	6,299,792
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Aa3	5.309	%(c)	09/25/34	1,116	681,532
First Republic Mortgage Loan Trust, Series 2002-FRB1, Class A	Aaa	0.856	%(c)	08/15/32	2,028	1,720,816
Freddie Mac, Series 2538, Class CA	Aaa	5.00%		04/15/16	576	579,984
Freddie Mac, Series 2828, Class EN	Aaa	4.50%		10/15/23	591	590,814
Freddie Mac, Series 2905, Class UY	Aaa	4.00%		10/15/23	210	210,001
Freddie Mac, Series 2957, Class HA	Aaa	5.00%		01/15/27	114	115,458
Freddie Mac, Series 2987, Class HD	Aaa	4.50%		07/15/18	1,857	1,908,677
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1	AAA(d)	4.229%		12/10/37	1,914	1,891,128
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AAA(d)	4.696	%(c)	06/25/34	1,313	758,012
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1	Aaa	5.50%		09/25/34	3,798	3,609,265
Government National Mortgage Assoc., Series 1998-15, Class C	NR	6.50%		06/20/28	1,694	1,800,657
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Baa2	0.752	%(c)	06/25/45	762	336,109
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.885	%(c)	10/25/33	1,090	742,713
GSAA Home Equity Trust, Series 2004-CW1, Class 2A1	Aa1	6.00%		04/01/34	7,647	6,456,845
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	4.465	%(c)	06/25/34	234	182,419
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.541	%(c)	09/25/35	3,045	2,249,845
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	AAA(d)	5.038	%(c)	04/25/36	3,283	1,749,013
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Aa1	5.291	%(c)	08/19/34	2,476	1,454,486
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Aaa	5.005	%(c)	07/25/35	1,511	998,839
Lehman XS Trust, Series 2006-12N, Class A1A1	Aaa	0.602	%(c)	08/25/46	285	282,437
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.788	%(c)	11/21/34	470	458,313
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $4,797,000; purchased 06/26/08)(f)(g)	NR	0.944	%(c)	07/09/21	5,200	3,684,285
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	0.732	%(c)	02/25/36	1,945	1,074,553
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A	Aaa	3.006	%(c)	10/25/35	5,061	3,379,130
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Aaa	4.25	%(c)	10/25/35	2,206	1,775,106
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	1.522	%(c)	10/25/35	1,865	1,253,176
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Aa3	4.669	%(c)	04/25/34	2,296	1,595,066
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	5.35	%(c)	01/25/35	356	193,931

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	AAA(d)	5.45	%(c)	01/25/36	1,081	685,159
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Aa1	0.806	%(c)	07/19/35	807	375,913
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3	Aaa	0.806	%(c)	07/19/35	259	153,676
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 12A1	B3	0.742	%(c)	05/25/36	3,086	1,082,508
Structured Asset Securities Corp., Series 2003-22A, Class 2A1	Aaa	5.671	%(c)	06/25/33	2,389	1,603,643
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	Aaa	4.50	%(c)	06/25/33	124	97,534
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	4.485	%(c)	09/25/33	3,993	3,292,018
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	1.062	%(c)	12/25/27	1,204	848,233
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.812	%(c)	10/25/45	502	206,054
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Ba1	2.633	%(c)	08/25/46	1,293	422,883
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	3.705	%(c)	02/27/34	376	299,705
Washington Mutual, Inc., Series 2003-AR1, Class A5	Aaa	3.753	%(c)	03/25/33	1,728	1,457,891
Washington Mutual, Inc., Series 2004-AR1, Class A	Aaa	3.742	%(c)	03/25/34	549	391,889
Washington Mutual, Inc., Series 2005-AR1, Class A1A	Aaa	0.842	%(c)	01/25/45	61	27,253
Washington Mutual, Inc., Series 2005-AR2, Class 2A1A	Aa2	0.832	%(c)	01/25/45	980	391,840
Washington Mutual, Inc., Series 2005-AR15, Class A1A1	A1	0.782	%(c)	11/25/45	756	307,000
Washington Mutual, Inc., Series 2006-AR3, Class A1A	A2	2.633	%(c)	02/25/46	2,111	787,886
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.947	%(c)	01/25/35	5,090	3,475,912
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A4	Aaa	4.265	%(c)	07/25/35	3,845	3,140,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $175,885,948)						130,475,561

CORPORATE OBLIGATIONS — 31.8%

Airlines — 0.2%
United Air Lines, Inc., Pass-Through Certificates(g)(i)	B2	6.831%		03/01/10	1,800	1,800,000

Electronic Components & Equipment — 1.4%
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $6,486,155; purchased 09/13/07)(f)(g)	A2	5.70%		01/15/13	6,500	6,570,194
NiSource Finance Corp., Gtd. Notes	Baa3	1.821	%(c)	11/23/09	4,300	4,102,604

						10,672,798

Financial — Bank & Trust — 5.9%
American Express Bank FSB, Sr. Unsec’d. Notes	A1	5.50%		04/16/13	10,700	9,228,664
Bank of America Corp., Sr. Unsec’d. Notes, MTN	A2	4.90%		05/01/13	2,500	2,245,710
Bank of America NA, Sr. Unsec’d. Notes	Aa3	1.777	%(c)	06/23/10	2,800	2,591,154
Bank of America NA, Sr. Unsec’d. Notes	Aa3	1.822	%(c)	05/12/10	6,800	6,339,484
Export-Import Bank of Korea, Notes (Korea)	A2	1.351	%(c)	06/01/09	6,400	6,390,387
GMAC LLC, Sr. Unsec’d. Notes	C	2.488	%(c)	05/15/09	300	285,000
Rabobank Nederland NV, Notes, 144A (Netherlands) (original cost $12,100,011; purchased 05/14/08, 05/19/08)(f)(g)	Aaa	1.646	%(c)	05/19/10	12,100	11,953,287
Rabobank Nederland NV, Sr. Notes, 144A (Netherlands) (original cost $4,500,419; purchased 03/13/07)(f)(g)	NR	1.413	%(c)	04/06/09	4,500	4,499,982
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	2.154	%(c)	05/05/10	2,600	2,593,924

						46,127,592

Financial Services — 18.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	1.92	%(c)	05/27/10	5,700	5,380,732
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%		05/02/13	500	438,989
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.36	%(c)	02/01/12	3,700	3,269,161
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.404	%(c)	01/31/11	700	665,968

Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.486	%(c)	07/19/10		2,300	2,266,344
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.353	%(c)	07/16/09		2,100	2,096,020
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.446	%(c)	11/28/11		800	768,334
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	6.95%		08/10/12		1,700	1,731,224
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.976	%(c)	06/24/11		10,600	9,977,324
Citigroup Funding, Inc., Gtd. Notes, MTN	A3	2.291	%(c)	05/07/10		3,900	3,500,695
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		7,800	6,852,862
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.50%		08/19/13		4,200	3,859,443
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80%		06/07/12		2,900	2,518,470
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%		10/25/11		600	427,174
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.625%		11/01/10		1,500	1,194,751
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	1.301	%(c)	05/10/10		1,500	1,408,650
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.30	%(c)	11/01/12		6,900	5,555,818
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.431	%(c)	11/21/11		1,300	1,118,636
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.58	%(c)	09/15/14		1,400	1,010,373
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.611	%(c)	01/08/16		1,400	930,924
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.317	%(c)	06/23/09		8,300	8,245,070
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.532	%(c)	06/28/10		6,400	6,109,018
ICICI Bank Ltd., Bonds, 144A (India) (original cost $3,400,000; purchased 01/09/07)(f)(g)	Baa2	1.894	%(c)	01/12/10		3,400	3,060,000
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.043	%(c)	06/10/11		6,700	6,364,987
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	0.583	%(c)	05/07/10		5,300	5,188,885
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.094% (c)		12/23/10		4,200	504,000
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38		2,100	210
Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia) (original cost $8,000,000; purchased 01/15/09)(f)(g)	Aaa	1.323	%(c)	02/16/10		8,000	7,996,384
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.328	%(c)	08/14/09		3,800	3,718,163
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.501	%(c)	06/05/12		800	621,110
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	3.051	%(c)	05/20/09		6,300	6,265,016
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		1,600	1,372,891
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.15%		04/25/13		4,500	3,782,686
Mizuho Aruba, Sub. Notes (Aruba)	NR	1.401	%(c)	10/27/49	JPY	200,000	2,008,183
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.30%		03/01/13		3,900	3,750,080
National Australia Bank Ltd., Sr. Notes, 144A (Australia) (original cost $5,300,000; purchased 02/01/08)(f)(g)	Aa1	1.691	%(c)	02/08/10		5,300	5,299,724
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $7,200,000; purchased 09/06/06)(f)(g)	Aa1	1.353	%(c)	09/11/09		7,200	7,199,474
National City Bank, Sr. Unsec’d. Notes	Aa3	1.243	%(c)	01/21/10		5,000	4,853,675
National City Bank, Sub. Notes	A1	6.20%		12/15/11		2,500	2,456,117
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $6,381,869; purchased 09/17/07)(f)(g)	Baa2	5.10	%(c)	08/20/09		6,400	6,401,690
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	Ba3	9.118%		03/31/49		1,700	833,000
Sumitomo Mitsui Banking Corp., Sub. Notes, MTN (Japan)	NR	1.488	%(c)	11/26/49	JPY	300,000	3,011,629

							144,013,884

Insurance — 1.2%
ASIF I, Sr. Sec’d. Notes, MTN (Cayman Islands)	A1	1.309	%(c)	07/26/10		3,400	2,823,413
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (original cost $7,341,873; purchased 06/26/08)(f)(g)	Aa2	1.57	%(c)	03/15/12		7,700	6,140,511

							8,963,924

Lumber & Wood Products — 0.4%
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa2	2.223	%(c)	09/24/09		3,200	3,115,149

Machinery & Equipment — 0.7%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $5,401,849; purchased 08/09/06, 01/11/07)(f)(g)	A1	1.288	%(c)	08/14/09		5,400	5,376,775

Oil & Gas — 1.1%
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $5,300,000; purchased 04/02/08)(f)(g)	Baa1	8.146%		04/11/18		5,300	4,346,000

Williams Cos., Inc., Sr. Unsec’d. Notes, 144A (original cost $694,750; purchased 10/18/05)(f)(g)	Baa3	6.375%		10/01/10		700	688,786
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.625%		06/15/13		3,300	3,195,166

							8,229,952

Retail & Merchandising — 0.9%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	1.445	%(c)	12/16/09		7,000	6,867,609

Savings & Loan
Sovereign Bancorp, Inc., FDIC Gtd. Notes	Aaa	2.50%		06/15/12		100	100,907

Telecommunications — 0.5%
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11		1,200	1,182,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	1.632	%(c)	06/28/10		3,100	2,868,867

							4,050,867

Utilities — 1.1%
Electricite de France, Notes, 144A (France) (original cost $7,975,040; purchased 01/21/09)(f)(g)	Aa3	6.50%		01/26/19		8,000	8,241,136
Ohio Edison Co., Notes, 144A (original cost $524,660; purchased 11/23/04)(f)(g)	Baa2	5.647%		06/15/09		500	500,403

							8,741,539

TOTAL CORPORATE OBLIGATIONS (cost $264,446,420)							248,060,996

MUNICIPAL BONDS — 2.2%

Illinois — 2.1%
State of Illinois, General Obligation Unlimited Notes	Mig2	4.50%		06/24/09		16,000	16,120,800

New York — 0.1%
New York State Thruway Authority, Revenue Bonds	Aa3	4.75%		01/01/29		700	671,356

TOTAL MUNICIPAL BONDS (cost $16,670,026)							16,792,156

FOREIGN GOVERNMENT BOND — 0.3%

Republic of Brazil, Sr. Unsec’d. Notes (Brazil) (cost $3,327,064)	Ba1	10.25%		01/10/28	BRL	6,600	2,603,298

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 39.4%

Federal Home Loan Mortgage Corp.		4.053	%(c)	01/01/34		120	121,818
Federal Home Loan Mortgage Corp.		4.738	%(c)	12/01/26		25	25,205
Federal Home Loan Mortgage Corp.		5.479	%(c)	07/01/29		54	55,431
Federal Home Loan Mortgage Corp.		5.50%		04/01/38		2,512	2,609,593
Federal Home Loan Mortgage Corp.		6.00%		01/01/30-09/01/38		12,421	13,021,094
Federal Home Loan Mortgage Corp.		6.00%		TBA		31,000	32,404,672
Federal Home Loan Mortgage Corp.		8.50%		01/01/25		219	236,483
Federal National Mortgage Assoc.		4.754	%(c)	12/01/29		39	39,962
Federal National Mortgage Assoc.		4.846	%(c)	01/01/25		8	8,348
Federal National Mortgage Assoc.		4.983	%(c)	03/01/17		225	229,097
Federal National Mortgage Assoc.		5.00%		10/01/17-03/01/38		19,740	20,492,998
Federal National Mortgage Assoc.		5.048	%(c)	04/01/24		74	74,768
Federal National Mortgage Assoc.		5.481	%(c)	04/01/32		25	25,286
Federal National Mortgage Assoc.		5.50%		04/01/11-09/01/38		34,663	36,100,641
Federal National Mortgage Assoc.		5.50%		TBA		67,300	69,844,748
Federal National Mortgage Assoc.		6.00%		04/01/12-10/01/38		71,475	74,735,952
Federal National Mortgage Assoc.		6.00%		TBA		50,500	52,740,937
Federal National Mortgage Assoc.		6.50%		09/01/36		371	390,954
Federal National Mortgage Assoc.		6.50%		TBA		2,000	2,106,250
Government National Mortgage Assoc.		4.125	%(c)	11/20/29		187	188,070
Government National Mortgage Assoc.		4.625	%(c)	07/20/17-07/20/24		78	78,838
Government National Mortgage Assoc.		5.375	%(c)	05/20/24-06/20/26		283	288,184

Government National Mortgage Assoc.	6.00%	TBA	1,000	1,044,688
Government National Mortgage Assoc.	6.50%	04/15/26-06/15/29	159	166,690
Government National Mortgage Assoc.	7.00%	01/15/24-08/15/25	44	45,353
Government National Mortgage Assoc.	8.00%	06/20/30-01/20/32	761	799,233
Government National Mortgage Assoc.	8.50%	10/15/29-01/15/31	231	249,158

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $300,540,782)				308,124,451

U.S. TREASURY OBLIGATIONS — 2.0%

U.S. Treasury Inflationary Indexed Bonds, TIPS	1.625%	01/15/15	1,100	1,228,344
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%	07/15/15	10,500	11,691,877
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%	07/15/14	2,500	2,890,948

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,323,748)				15,811,169

TOTAL LONG-TERM INVESTMENTS (cost $864,483,625)				798,351,184

SHORT-TERM INVESTMENTS — 23.5%

U.S. GOVERNMENT AGENCY OBLIGATION — 1.3%

Federal Home Loan Bank (cost $10,000,000)	0.05%	04/01/09	10,000	10,000,000

U.S. TREASURY OBLIGATIONS(n) — 0.7%

U.S. Treasury Bills	0.029%	04/30/09	680	679,947
U.S. Treasury Bills	0.095%	04/23/09	1,070	1,069,932
U.S. Treasury Bills	0.119%	04/09/09	3,020	3,019,816
U.S. Treasury Bills	0.172%	04/02/09	960	959,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,729,750)				5,729,690

Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 1.2%

Dryden Core Investment Fund — Taxable Money Market Series (cost $8,988,537)(w)	8,988,537	8,988,537

	Principal
	Amount
	(000)#
REPURCHASE AGREEMENTS(m) — 19.6%
Credit Suisse Securities (USA) LLC, 0.15%, dated 03/31/09, due 04/01/09 in the amount of $35,800,149 (cost $35,800,000; the value of collateral plus interest was $36,720,286)	$35,800	35,800,000
JPMorgan Securities, Inc., 0.19%, dated 03/31/09, due 04/01/09 in the amount of $117,500,620 (cost $117,500,000; the value of collateral plus interest was $120,046,564)	117,500	117,500,000

TOTAL REPURCHASE AGREEMENTS (cost $153,300,000)		153,300,000

		Contracts/
		Notional
		Amounts
		(000)#
OPTIONS PURCHASED* — 0.7%

Call Options — 0.5%
Currency Option EUR vs JPY,
expiring 05/20/2010 @ FX Rate 148.30	EUR	2,100	88,707
Currency Option EUR vs USD,
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	104,693
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	104,693
expiring 06/03/2010 @ FX Rate 1.37	EUR	2,100	162,510
expiring 06/03/2010 @ FX Rate 1.38	EUR	3,200	243,094
Currency Option USD vs JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	19,929
expiring 03/31/2010 @ FX Rate 105.40		3,000	57,648
Interest Rate Swap Options,
expiring 08/03/2009 @ 3.45%		6,400	239,986
expiring 08/03/2009 @ 3.45%		38,700	1,451,162
expiring 08/03/2009 @ 3.45%		5,900	221,237
expiring 08/03/2009 @ 3.85%		21,200	960,968

			3,654,627

Put Options — 0.2%
Currency Option EUR vs JPY,
expiring 05/20/2010 @ FX Rate 148.30	EUR	2,100	468,907
Currency Option EUR vs USD,
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	164,975
expiring 05/21/2010 @ FX Rate 1.38	EUR	1,400	164,975
expiring 06/03/2010 @ FX Rate 1.37	EUR	2,100	246,918
expiring 06/03/2010 @ FX Rate 1.38	EUR	3,200	380,299
Currency Option USD vs JPY,
expiring 03/31/2010 @ FX Rate 105.20		1,000	86,960
expiring 03/31/2010 @ FX Rate 105.40		3,000	264,033

			1,777,067

TOTAL OPTIONS PURCHASED (cost $2,143,373)			5,431,694

TOTAL SHORT-TERM INVESTMENTS (cost $180,161,660)			183,449,921

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—125.7% (cost $1,044,645,285)			981,801,105

OPTIONS WRITTEN* — (0.4)%

Call Options — (0.4)%
10 Year U.S. Treasury Bond Futures,
expiring 05/22/2009, Strike Price $128.00		7,700	(18,047)
Interest Rate Swap Options,
expiring 04/27/2009 @ 1.80%		14,000	(209)
expiring 04/27/2009 @ 1.80%		6,000	(89)
expiring 08/03/2009 @ 4.15%		2,800	(236,229)
expiring 08/03/2009 @ 4.40%		12,900	(1,418,743)
expiring 08/03/2009 @ 4.40%		2,000	(219,960)
expiring 08/03/2009 @ 4.55%		7,100	(848,774)

			(2,742,051)

Put Options
10 Year U.S. Treasury Bond Futures,
expiring 05/22/2009, Strike Price $119.00		7,700	(16,844)
Interest Rate Swap Options,
expiring 04/27/2009 @ 3.50%		6,000	(126)
expiring 04/27/2009 @ 3.50%		14,000	(295)
expiring 05/22/2009 @ 2.75%		20,000	(26,057)
expiring 05/22/2009 @ 2.75%		15,000	(19,543)

expiring 05/22/2009 @ 2.75%	7,000	(9,120)

		(71,985)

TOTAL OPTIONS WRITTEN (premiums received $1,335,336)		(2,814,036)

			Principal
			Amount
			(000)#

SECURITIES SOLD SHORT — (2.1)%

Federal National Mortgage Assoc.
Federal National Mortgage Assoc.	5.50%	TBA	$12,600	(13,135,500)
Federal National Mortgage Assoc.	5.00%	TBA	3,200	(3,318,000)
Federal National Mortgage Assoc.	5.00%	TBA	300	(309,563)
TOTAL SECURITIES SOLD SHORT (proceeds received $16,661,731)				(16,763,063)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—123.2% (cost $1,026,648,218)				962,224,006
Other liabilities in excess of other assets(x) — (23.2)%				(181,123,922)

NET ASSETS — 100.0%				$781,100,084

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC	Federal Deposit Insurance Corp.

FHLMC	Federal Home Loan Mortgage Corp.

FSB	Federal Savings Bank

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s.

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

PLN	Polish Zloty

RUB	Russian Ruble

SGD	Singapore Dollar

USD	United States Dollar

ZAR	South African Rand

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $106,892,005. The aggregate value of $96,844,508 is approximately 12.4% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(m)	Repurchase agreements are collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Future contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
12	90 Day Euro Dollar	Mar 10	$2,938,800	$2,945,400	$6,600
2,457	90 Day Euro Dollar	Mar 11	600,979,813	602,149,275	1,169,462
1,314	90 Day Euro Dollar	Jun 11	320,720,525	321,387,975	667,450
309	90 Day Euro Dollar	Sep 11	75,131,513	75,426,900	295,387
360	90 Day Euro Dollar	Dec 11	87,369,662	87,682,500	312,838
50	10 Year UK Gilt	Jun 09	8,931,902	8,839,355	(92,547)
793	10 Year U.S. Treasury Notes	Jun 09	96,016,072	98,393,953	2,377,881

					$4,737,071	(1)

(1)	Cash of $3,883,442 has been segregated to cover requirements for open futures contracts as March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)
British Pound,
Expiring 04/09/09	GBP	3,126	$4,514,553	$4,485,123	$(29,430)
Chilean Peso,
Expiring 05/06/09	CLP	994,839	2,082,343	1,703,760	(378,583)
Expiring 05/14/09	CLP	131,806	201,384	225,649	24,265
Expiring 10/19/09	CLP	131,806	228,195	224,339	(3,856)
Expiring 11/19/09	CLP	26,039	44,887	44,291	(596)
Chinese Yuan,
Expiring 07/15/09	CNY	166,156	25,497,000	24,336,244	(1,160,756)
Euro,
Expiring 04/14/09	EUR	3,853	4,876,986	5,118,938	241,952
Mexican Peso,
Expiring 05/19/09	MXN	104,437	7,652,183	7,304,955	(347,228)
Polish Zloty,
Expiring 05/06/09	PLN	25,203	8,437,611	7,232,172	(1,205,439)
Expiring 05/07/09	PLN	25,203	11,171,606	7,232,006	(3,939,600)
Russian Ruble,
Expiring 05/06/09	RUB	109,707	4,465,692	3,193,182	(1,272,510)
Singapore Dollar,
Expiring 04/14/09	SGD	7,883	5,371,004	5,180,944	(190,060)
Expiring 07/30/09	SGD	1,143	790,000	750,578	(39,422)
South African Rand,
Expiring 05/14/09	ZAR	10,130	919,126	1,058,215	139,089
Expiring 11/18/09	ZAR	10,130	1,038,304	1,027,935	(10,369)

			$77,290,874	$69,118,331	$(8,172,543)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 04/03/09	AUD	5,339	$3,400,009	$3,711,597	$(311,588)
British Pound,
Expiring 04/09/09	GBP	3,757	5,417,424	5,390,531	26,893
Chilean Peso,
Expiring 05/06/09	CLP	994,839	2,045,051	1,703,760	341,291
Expiring 05/14/09	CLP	131,806	229,028	225,649	3,379
Chinese Yuan,
Expiring 07/15/09	CNY	143,067	19,790,000	20,954,462	(1,164,462)
Japanese Yen,
Expiring 05/07/09	JPY	481,140	4,946,295	4,863,348	82,947
Expiring 06/04/09	JPY	481,140	4,942,144	4,865,608	76,536
Polish Zloty,
Expiring 05/06/09	PLN	25,203	8,327,352	7,232,172	1,095,180
Expiring 05/07/09	PLN	25,203	8,436,707	7,232,006	1,204,701
Russian Ruble,
Expiring 05/06/09	RUB	109,707	3,435,635	3,193,182	242,453
Singapore Dollar,
Expiring 04/14/09	SGD	8,845	5,892,000	5,813,262	78,738
South African Rand,
Expiring 05/14/09	ZAR	10,130	1,067,542	1,058,216	9,326

			$67,929,187	$66,243,793	$1,685,394

Interest rate swap agreements outstanding at March 31, 2009:

		Notional					Upfront	Unrealized
	Termination	Amount#		Fixed	Floating	Fair	Premiums	Appreciation
Counterparty	Date	(000)		Rate	Rate	Value	Paid (Received)	(Depreciation)
Barclays Bank PLC(2)	12/17/18		$10,000	5.00%	3 month LIBOR	$(1,944,231)	$925	$(1,945,156)
Barclays Bank PLC(2)	06/17/14		2,100	4.00%	3 month LIBOR	(168,246)	(133,210)	(35,036)
Deutsche Bank AG(2)	12/17/28		8,200	5.00%	3 month LIBOR	(2,240,738)	95,611	(2,336,349)
Morgan Stanley Capital Services, Inc.(2)	12/17/18		6,100	5.00%	3 month LIBOR	(1,185,981)	(72,929)	(1,113,052)
Royal Bank of Scotland PLC(2)	12/17/18		81,100	5.00%	3 month LIBOR	(15,767,715)	(2,609,891)	(13,157,824)
Royal Bank of Scotland PLC(2)	06/17/14		14,400	4.00%	3 month LIBOR	(1,153,689)	(899,807)	(253,882)
Citigroup, Inc.(1)	09/15/09	AUD	58,300	7.00%	3 month Australian Bank Bill rate	731,882	7,516	724,366
UBS AG(1)	06/15/10	AUD	109,400	7.00%	3 month Australian Bank Bill rate	3,005,492	251,010	2,754,482
Deutsche Bank AG(1)	01/15/10	AUD	15,100	6.50%	6 month Australian Bank Bill rate	324,937	(1,037)	325,974
BNP Paribas(1)	03/15/12	EUR	5,000	1.98%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	107,038	5,847	101,191

						$(18,291,251)	$(3,355,965)	$(14,935,286)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2009:

						Upfront	Unrealized
	Termination	Notional Amount#		Reference	Fair	Premiums	Appreciation
Counterparty	Date	(000)(2)	Fixed Rate	Entity/Obligation	Value(4)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Deutsche Bank AG	12/20/13	$1,000	1.50%	Dow Jones CDX IG 11 5Y Index	$(35,202)	$(7,679)	$(27,523)
Deutsche Bank AG	12/20/12	2,722	0.71%	Dow Jones CDX IG 9 5Y Index	3,803	(3,167)	6,970
Deutsche Bank AG	12/20/12	4,084	0.70%	Dow Jones CDX IG 9 5Y Index	4,399	(4,692)	9,091
Deutsche Bank AG	12/20/12	18,862	0.72%	Dow Jones CDX IG 9 5Y Index	33,239	(22,864)	56,103
Deutsche Bank AG	12/20/12	5,153	0.71%	Dow Jones CDX IG 9 5Y Index	6,728	(5,974)	12,702

					$12,967	$(44,376)	$57,343

							Upfront
		Notional			Implied Credit		Premiums
	Termination	Amount#	Fixed	Reference	Spread at	Fair	Paid	Unrealized
Counterparty	Date	(000) (2)	Rate	Entity/Obligation	March 31, 2009(3)	Value	(Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Goldman Sachs Capital Markets, L.P.	06/20/09	$2,400	0.75%	General Electric Capital Corp., 6.00%, due 06/15/12	9.990%	$(49,496)	—	$(49,496)
Deutsche Bank AG	06/20/10	3,000	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	9.761%	(290,902)	—	(290,902)
Merrill Lynch & Co., Inc.	09/20/12	10,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	3.995%	(964,610)	—	(964,610)

						$(1,305,008)	$—	$(1,305,008)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$8,988,537	$4,737,071
Level 2 — Other Significant Observable Inputs — Long	972,812,568	(22,771,291)
Level 2 — Other Significant Observable Inputs — Short	(19,577,099)	—
Level 3 — Significant Unobservable Inputs	—	101,191
Total	$962,224,006	$(17,933,029)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial
Instruments*
Balance as of 12/31/08	$152,392
Accrued discounts/premiums	(510)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(50,691)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 3/31/09	$101,191
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Credit contracts	$(1,247,665)
Foreign exchange contracts	(3,928,808)
Interest rate contracts	(10,138,898)

Total	$(15,315,371)

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value
LONG-TERM INVESTMENTS — 158.8%

ASSET-BACKED SECURITIES(c) — 6.9%

ACE Securities Corp., Series 2006-ASP5, Class A2A	Aaa	0.602%	10/25/36	$628	$591,459
ACE Securities Corp., Series 2006-HE4, Class A2A	Baa2	0.582%	10/25/36	2,071	1,507,096
ACE Securities Corp., Series 2006-NC3, Class A2A	Baa3	0.572%	12/25/36	1,073	941,901
Argent Securities, Inc., Series 2006-M2, Class A2A	Aaa	0.572%	09/25/36	26	26,086
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.797%	09/25/34	1,101	736,522
BA Credit Card Trust, Series 2008-A5, Class A5	Aaa	1.756%	12/16/13	24,160	22,715,406
BA Credit Card Trust, Series 2008-A7, Class A7	Aaa	1.256%	12/15/14	29,860	26,703,323
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.602%	10/25/36	1,140	982,005
BNC Mortgage Loan Trust, Series 2007-2, Class A2	A1	0.622%	05/25/37	9,048	6,739,826
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A	Baa2	0.632%	03/25/37	7,461	6,158,072
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1	Aaa	0.632%	10/25/46	1,527	1,279,129
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1	Aaa	0.572%	12/25/46	223	215,911
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1	A2	0.572%	05/25/47	1,663	1,522,249
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A1	Aa2	0.572%	05/25/37	11,484	10,408,136
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1	A2	0.592%	06/25/47	2,470	2,215,637
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A1	A2	0.602%	06/25/37	2,180	1,945,400
Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1	Baa2	0.622%	09/25/37	7,342	6,455,214
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1	A3	0.602%	10/25/47	7,768	6,862,334
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	B3	0.582%	11/25/36	2,627	2,317,614
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A (original cost $3,736,295; purchased 06/28/01)(f)(g)	Aaa	0.892%	05/25/40	3,736	2,865,169
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	NR	0.762%	06/25/32	2,571	2,152,057
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3	Aaa	0.572%	11/25/36	3,412	3,038,673
First NLC Trust, Series 2007-1, Class A1, 144A (original cost $11,602,129; purchased 06/22/07)(f)(g)	Ba3	0.592%	08/25/37	11,602	7,309,124
Ford Credit Auto Owner Trust, Series 2008-B, Class A2	Aaa	1.756%	12/15/10	25,754	25,591,501
Fremont Home Loan Trust, Series 2006-3, Class 2A1	Aa2	0.592%	02/25/37	269	257,482
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Ba3	0.582%	01/25/37	2,210	1,878,511
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	B3	0.562%	08/25/36	516	405,744
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A	Aaa	0.835%	01/20/34	6,688	4,397,062
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1V	Aaa	0.615%	03/20/36	1,009	940,298
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1	Caa2	0.572%	12/25/36	1,317	763,736
Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1	Aaa	0.582%	04/25/37	1,010	953,823
JPMorgan Mortgage Acquisition Corp., Series 2006-CH2, Class AV2	Aaa	0.572%	10/25/36	15,940	14,001,185
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2	A2	0.572%	08/25/36	505	447,597
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Aaa	0.602%	03/25/37	4,255	3,590,629

JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Aa3	0.582%	03/25/47	4,727	3,600,977
Lehman XS Trust, Series 2006-9, Class A1A	Aaa	0.544%	05/25/46	237	221,389
Lehman XS Trust, Series 2006-16N, Class A1A	A3	0.602%	11/25/46	3,374	3,153,859
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.802%	10/25/34	127	51,666
Master Asset Backed Securities Trust, Series 2006-HE5, Class A1	Aa2	0.582%	11/25/36	1,687	1,554,871
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A (original cost $12,822,750; purchased 06/26/08)(f)(g)	NR	0.944%	07/09/21	13,900	9,848,378
Merrill Lynch Mortgage Investors, Inc., Series 2006-FF1, Class A2A	Aaa	0.592%	08/25/36	2,521	2,374,611
Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A	Aaa	0.572%	10/25/36	679	613,834
Morgan Stanley ABS Capital I, Series 2006-NC5, Class A2A	Aaa	0.562%	10/25/36	844	771,375
Park Place Securities, Inc., Series 2004-MCW1, Class A1	Aaa	0.834%	10/25/34	5,793	4,367,099
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A	Aaa	0.602%	10/25/36	1,185	1,097,236
Residential Asset Securities Corp., Series 2006-KS8, Class A1	Aaa	0.582%	10/25/36	3	3,105
Residential Asset Securities Corp., Series 2006-KS9, Class AI1	Aaa	0.592%	11/25/36	1,005	965,139
Residential Asset Securities Corp., Series 2007-KS2, Class AI1	Baa2	0.592%	02/25/37	5,980	5,253,505
Residential Asset Securities Corp., Series 2007-KS3, Class AI1	Ba2	0.632%	04/25/37	5,866	5,236,948
Saxon Asset Securities Trust, Series 2006-3, Class A1	Aaa	0.582%	10/25/46	579	564,252
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Caa2	0.582%	12/25/36	339	280,384
SLC Student Loan Trust, Series 2007-1, Class A1	Aaa	1.214%	02/15/15	2,933	2,914,660
SLM Student Loan Trust, Series 2006-6, Class A1	Aaa	1.149%	10/25/18	4,815	4,736,324
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A (original cost $634,243; purchased 07/27/07)(f)(g)	Baa2	0.582%	11/25/36	636	526,841
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Baa2	0.602%	06/25/37	5,657	4,253,469
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.572%	10/25/36	5,089	4,451,638
Wells Fargo Home Equity Trust, Series 2006-3, Class A1	Aaa	0.572%	01/25/37	508	474,771

TOTAL ASSET-BACKED SECURITIES
(cost $262,021,078)					226,232,242

BANK LOANS(c) — 0.7%

Chrysler Financial, Term, 144A (original cost $18,715,000; purchased 07/31/07)(f)(g)	CAA(d)	4.56%	08/03/14	19,700	10,330,188
NRG Energy, Inc., Term B (original cost $2,352,519; purchased 01/08/09)(f)(g)	BA+(d)	1.98%	02/01/13	2,353	2,108,445
NRG Energy, Inc., Term B (original cost $7,496,447; purchased 02/07/08, 09/12/08)(f)(g)	BA+(d)	2.72%	02/01/13	8,026	7,193,610
RH Donnelley, Inc. (original cost $155,486; purchased 02/28/08, 08/06/08)(f)(g)	B-(d)	6.75%	06/30/11	155	66,859
RH Donnelley, Inc., Term BI (original cost $1,294,574; purchased 05/24/07 - 12/18/08)(f)(g)	B-(d)	6.75%	06/30/11	1,293	562,449
RH Donnelley, Inc., Term D (original cost $2,358,779; purchased 05/24/07 - 09/15/08)(f)(g)	BA+(d)	6.75%	06/30/11	2,352	1,025,005

TOTAL BANK LOANS
(cost $32,714,463)					21,286,556

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.3%

ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.50%	01/25/34	3,533	2,898,221

Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Ba1	5.142	%(c)	09/25/35	6,403	3,455,735
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Aaa	4.39	%(c)	02/25/45	1,544	853,600
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	4.11	%(c)	05/25/35	2,637	1,894,208
Banc of America Funding Corp., Series 2006-J, Class 4A1	B(d)	6.106	%(c)	01/20/47	2,816	1,324,992
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.50%		09/25/33	362	352,522
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Aaa	4.517	%(c)	07/25/34	4,365	2,837,394
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.602	%(c)	02/25/33	388	334,793
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	5.32	%(c)	02/25/33	257	224,963
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aaa	5.031	%(c)	04/25/33	176	145,831
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Aaa	5.583	%(c)	01/25/34	25	15,567
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Aaa	5.206	%(c)	01/25/34	452	369,699
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Aa2	4.611	%(c)	07/25/34	3,623	2,599,192
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Aaa	5.108	%(c)	11/25/34	9,047	8,670,791
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Aaa	4.971	%(c)	01/25/35	3,846	3,212,476
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1	Aaa	2.94	%(c)	03/25/35	42,287	28,692,227
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Aaa	4.55	%(c)	08/25/35	53,805	37,544,271
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Aa1	4.908	%(c)	12/25/33	4,132	3,040,783
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Ba1	5.364	%(c)	05/25/35	3,555	1,910,095
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Ba1	5.491	%(c)	09/25/35	1,843	908,274
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	Aa3	0.682	%(c)	02/25/34	3,922	1,431,801
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	A3	0.612	%(c)	06/25/47	2,401	1,901,748
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4	AAA(d)	5.201%		12/11/38	24,597	20,158,073
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44	400	291,564
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45	1,100	820,035
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Aaa	5.653	%(c)	01/26/36	7,008	4,432,656
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Aaa	5.733	%(c)	12/26/46	3,860	2,219,687
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ba2	4.682	%(c)	08/25/35	9,825	2,968,031
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4	Aaa	5.306%		12/10/46	3,300	2,306,387
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.702	%(c)	05/25/47	4,232	1,371,476
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-10, Class A2	Aaa	5.75%		05/25/33	237	233,766
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	Aaa	4.785	%(c)	11/25/34	5,997	3,651,014
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Aa1	4.729	%(c)	02/20/35	10,894	7,670,405
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Baa3	5.25	%(c)	02/20/36	1,014	589,619
CS First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A (original cost $85,936; purchased 07/30/07)(f)(g)	Aaa	3.202	%(c)	03/25/32	86	65,249
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.50%		12/25/42	880	929,052
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.00%		02/25/44	278	292,448

Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.50%		03/25/44	253	269,146
Fannie Mae, Series 1993-70, Class Z	Aaa	6.90%		05/25/23	81	87,416
Fannie Mae, Series 2002-56, Class MC	Aaa	5.50%		09/25/17	175	183,780
Fannie Mae, Series 2003-21, Class M	Aaa	5.00%		02/25/17	1,068	1,091,320
Fannie Mae, Series 2003-25, Class KP	Aaa	5.00%		04/25/33	6,585	6,807,853
Fannie Mae, Series 2003-33, Class PU	Aaa	4.50%		05/25/33	208	214,643
Fannie Mae, Series 2006-5, Class 3A2	Aaa	4.629	%(c)	05/25/35	641	658,245
Fannie Mae, Series 2006-118, Class A1	Aaa	0.582	%(c)	12/25/36	2,630	2,350,122
Fannie Mae, Series 2007-73, Class A1	Aaa	0.601	%(c)	07/25/37	10,360	9,193,420
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	3.023	%(c)	02/25/45	333	285,325
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.562	%(c)	12/25/36	10,967	10,926,202
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	AAA(d)	5.362	%(c)	08/25/35	1,996	1,414,435
Freddie Mac, Series 2064, Class ZA	Aaa	6.50%		05/15/28	2,003	2,136,420
Freddie Mac, Series 2145, Class MZ	Aaa	6.50%		04/15/29	5,513	5,844,287
Freddie Mac, Series 2378, Class PE	Aaa	5.50%		11/15/16	347	365,279
Freddie Mac, Series 2662, Class DG	Aaa	5.00%		10/15/22	1,300	1,373,862
Freddie Mac, Series 2694, Class QH	Aaa	4.50%		03/15/32	1,265	1,307,046
Freddie Mac, Series 2721, Class PE	Aaa	5.00%		01/15/23	525	523,504
Freddie Mac, Series 2734, Class PG	Aaa	5.00%		07/15/32	909	948,625
Freddie Mac, Series 2737, Class YD	Aaa	5.00%		08/15/32	600	627,003
Freddie Mac, Series 2750, Class NB	Aaa	4.00%		12/15/22	133	132,840
Freddie Mac, Series 2764, Class LZ	Aaa	4.50%		03/15/34	10,765	10,350,368
Freddie Mac, Series 2950, Class NA	Aaa	4.25%		09/15/24	5,359	5,396,908
Freddie Mac, Series 3149, Class LF	Aaa	0.856	%(c)	05/15/36	3,477	3,370,675
Freddie Mac, Series 3335, Class AF	Aaa	0.706	%(c)	10/15/20	50,050	48,468,370
Freddie Mac, Series 3335, Class BF	Aaa	0.706	%(c)	07/15/19	8,164	8,012,072
Freddie Mac, Series 3335, Class FT	Aaa	0.706	%(c)	08/15/19	36,762	35,605,425
Freddie Mac, Series 3346, Class FA	Aaa	0.786	%(c)	02/15/19	34,751	33,622,602
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.602	%(c)	10/25/46	3,950	3,160,329
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B2	0.602	%(c)	01/25/47	4,633	3,961,337
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	AAA(d)	4.885	%(c)	10/25/33	3,723	2,537,601
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42	200	148,653
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	800	576,293
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.993	%(c)	08/10/45	3,000	2,047,329
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	Aaa	4.465	%(c)	06/25/34	2,269	1,769,466
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	AAA(d)	5.243	%(c)	11/25/35	7,358	4,720,875
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Baa1	0.776	%(c)	05/19/35	827	303,316
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Baa2	5.143	%(c)	07/19/35	5,146	2,802,744
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	B2	0.646	%(c)	01/19/38	4,283	3,855,045
Indymac ARM Trust, Series 2001-H2, Class A2	Aaa	4.442	%(c)	01/25/32	25	16,560
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Aaa	5.013	%(c)	12/25/34	1,933	1,334,946
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A	Caa2	0.612	%(c)	11/25/46	2,199	2,025,397
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882	%(c)	02/15/51	1,100	777,709
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	600	405,493
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Aaa	4.793	%(c)	02/25/34	2,969	2,494,538
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Aaa	5.018	%(c)	02/25/35	2,225	1,722,097
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	Aaa	4.737	%(c)	07/25/35	9,630	6,615,603
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AAA(d)	5.866	%(c)	09/15/45	20,000	14,009,788
Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4	Aaa	3.788	%(c)	11/21/34	1,411	1,374,939

Master Asset Backed Securities Trust, Series 2007-HE1, Class A1	Baa2	0.602	%(c)	05/25/37	2,975	2,580,685
Merrill Lynch / Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485	%(c)	03/12/51	2,300	1,318,351
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Aaa	4.723	%(c)	05/25/33	4,138	3,279,179
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	0.732	%(c)	02/25/36	1,825	1,008,427
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Aaa	4.674	%(c)	12/25/34	702	569,269
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Aaa	1.474	%(c)	10/25/35	683	458,909
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	Aaa	0.772	%(c)	11/25/35	3,226	2,155,175
Morgan Stanley Capital I, Series 2007-IQ13, Class A4	AAA(d)	5.364%		03/15/44	14,100	9,337,419
Morgan Stanley Capital I, Series 2007-IQ16, Class A4	AAA(d)	5.809%		12/12/49	200	139,159
Morgan Stanley Capital I, Series 2007-T25, Class AM	Aaa	5.544	%(c)	11/12/49	1,600	718,844
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.922	%(c)	02/25/34	848	685,433
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.922	%(c)	02/25/19	143	136,437
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Aaa	5.201	%(c)	09/25/35	6,864	4,429,033
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.95%		08/01/17	46	50,191
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	Baa3	5.35	%(c)	01/25/35	7,180	3,913,925
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Ba1	5.539	%(c)	08/25/35	1,242	650,837
Structured Asset Mortgage Investments, Inc., Series 2007-AR3, Class 1A1	A1	0.622	%(c)	09/25/47	8,283	7,663,002
Structured Asset Securities Corp., Series 2002-1A, Class 4A	Aaa	4.687	%(c)	02/25/32	75	63,144
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Aaa	5.45	%(c)	01/25/34	801	528,485
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A (original cost $3,207,807; purchased 10/24/06)(f)(g)	AAA(d)	4.863	%(c)	10/25/35	3,224	1,909,750
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	Aaa	0.642	%(c)	09/25/46	8,972	7,707,592
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1	Aaa	0.632	%(c)	11/25/46	3,743	3,210,006
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.812	%(c)	10/25/45	736	302,212
Washington Mutual, Inc., Series 2004-CB1, Class 4A	Aaa	6.00%		06/25/34	378	318,852
Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.25%		01/25/34	42,392	35,543,877
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1	Aaa	4.985	%(c)	12/25/34	6,407	4,472,500
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1	Aaa	4.947	%(c)	01/25/35	7,967	5,440,558
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	AAA(d)	4.95	%(c)	03/25/36	4,487	2,820,671

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (cost $618,236,125)						502,257,818

CORPORATE OBLIGATIONS — 33.6%

Airlines
United Air Lines, Inc., Pass-Through Certificates(g)(i)	NR	10.02%		03/22/14	674	276,490
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/13/12	2,660	14,765
United Air Lines, Inc., Equipment Trust(g)(i)	NR	10.36%		11/27/12	234	1,296

						292,551

Automobile Manufacturers — 0.4%
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11	3,000	2,958,441
Daimler Finance North America LLC, Gtd. Notes	A3	8.00%		06/15/10	5,000	4,975,830
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	1.634	%(c)	08/03/09	5,100	5,061,898

						12,996,169

Banking
Export Import Bank China, Unsec’d. Notes, 144A (China) (original cost $592,806; purchased 07/14/05)(f)(g)	A1	4.875%		07/21/15	600	616,226

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes	A3	6.15%		06/01/18	24,800	26,183,170

Electric — 0.9%
Ohio Power Co., Sr. Unsec’d. Notes	A3	1.605	%(c)	04/05/10	16,030	15,657,110
Pepco Holdings, Inc., Sr. Unsec’d. Notes	Baa3	1.886	%(c)	06/01/10	1,600	1,494,312
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A3	5.30%		05/01/18	13,500	13,609,715

						30,761,137

Financial — Bank & Trust — 8.2%
American Express Bank FSB, Sr. Unsec’d. Notes	A1	5.50%		04/16/13	9,100	7,848,677
American Express Bank FSB, Sr. Unsec’d. Notes	A1	6.00%		09/13/17	500	420,849
American Express Centurion Bank, Sr. Unsec’d. Notes	A1	6.00%		09/13/17	500	420,849
American Express Co., Sr. Unsec’d. Notes	A2	6.15%		08/28/17	3,700	3,066,316
ANZ National International Ltd., Bank Gtd. Notes, 144A (United Kingdom) (original cost $12,399,222; purchased 08/01/06 — 01/13/09)(f)(g)	Aa2	1.281	%(c)	08/07/09	12,400	12,392,324
Bank of America Corp., Jr. Sub. Notes	B3	8.00	%(c)	12/29/49	44,500	17,821,805
Bank of America Corp., Jr. Sub. Notes	B3	8.125	%(c)	12/29/49	79,100	32,438,119
Bank of America Corp., Sr. Unsec’d. Notes	A2	1.509	%(c)	09/18/09	6,100	6,086,989
Bank of America Corp., Sub. Notes	A3	1.568	%(c)	08/15/16	1,900	1,216,008
Bank of America NA, Sub. Notes	A1	6.00%		10/15/36	1,900	1,256,898
Bank of Scotland PLC, Bank Gtd. Notes, 144A, MTN (United Kingdom) (original cost $8,400,000; purchased 07/11/06)(f)(g)	Aa3	1.183	%(c)	07/17/09	8,400	8,352,439
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.45%		09/12/12	63,200	63,986,398
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $14,700,000; purchased 04/18/08)(f)(g)	Baa1	7.70	%(c)	04/29/49	14,700	6,458,739
China Development Bank, Unsec’d. Notes (China)	A1	5.00%		10/15/15	600	620,308
Citigroup Funding, Inc., Gtd. Notes, MTN	A3	0.523	%(c)	04/23/09	5,500	5,487,014
Citigroup Funding, Inc., Gtd. Notes, MTN	A3	1.226	%(c)	06/26/09	5,400	5,334,611
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17	3,700	3,193,226
Countrywide Home Loans, Inc., Gtd. Notes	A2	5.625%		07/15/09	3,700	3,678,259
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $6,100,000; purchased 05/23/07)(f)(g)	Aa1	1.256	%(c)	05/28/09	6,100	6,088,861
Credit Agricole SA, Sr. Unsec’d. Notes, 144A (France) (original cost $7,000,000; purchased 05/23/07)(f)(g)	Aa1	1.306	%(c)	05/28/10	7,000	6,846,665
DBS Bank Ltd., Sub. Notes, 144A (Singapore) (original cost $1,000,000; purchased 05/11/07)(f)(g)	Aa2	1.454	%(c)	05/16/17	1,000	760,000
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17	11,000	10,628,618
DnB Nor Bank ASA, Sr. Notes, 144A (Norway) (original cost $5,401,382; purchased 11/14/06)(f)(g)	Aa1	1.33	%(c)	10/13/09	5,400	5,334,595
Export-Import Bank of Korea, Notes (South Korea)	A2	1.351	%(c)	06/01/09	8,700	8,686,933
Fifth Third Bancorp, Sub. Notes	Baa2	8.25%		03/01/38	4,200	2,574,155
FleetBoston Financial Corp., Sub. Notes	A3	7.375%		12/01/09	20,000	19,538,820
HSBC Bank USA, Sr. Unsec’d. Notes	Aa3	1.433	%(c)	06/10/09	3,300	3,281,368
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	1.193	%(c)	10/21/09	4,200	3,969,886
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		05/02/36	5,100	4,209,464
HSBC Holdings PLC, Sub. Notes (United Kingdom)	A1	6.50%		09/15/37	3,700	3,027,888
Lloyds Banking Group PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $700,000; purchased 09/22/05)(f)(g)	Baa2	5.92%		09/29/49	700	126,000
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	3.472	%(c)	05/12/10	200	188,315
RBS Capital Trust I, Bank Gtd. Notes	Ba3	4.709	%(c)	12/29/49	3,200	1,280,000
Residential Capital LLC, Sr. Unsec’d. Notes	C	4.351	%(c)	05/22/09	8,100	7,128,000
Resona Bank Ltd., Notes, 144A (Japan) (original cost $899,370; purchased 09/08/05)(f)(g)	A2	5.85	%(c)	09/29/49	900	459,000
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	Ba3	7.64	%(c)	03/31/49	10,200	2,295,000
State Street Capital Trust IV, Gtd. Notes	A2	2.32	%(c)	06/01/77	1,100	431,597
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	1.42	%(c)	09/15/09	3,100	3,070,339

						270,005,332

Financial Services — 17.2%
Allstate Life Global Funding Trusts, Notes, MTN	A1	5.375%		04/30/13		6,500	6,287,275
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	0.593	%(c)	11/09/09		9,100	8,830,494
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	1.92	%(c)	05/27/10		300	283,196
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%		05/02/13		6,000	5,267,868
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	1.448	%(c)	08/15/11		1,100	1,016,381
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.341	%(c)	08/21/09		22,100	22,026,319
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.353	%(c)	07/16/09		3,200	3,193,935
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.366	%(c)	05/18/10		18,800	18,516,383
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes, MTN	Aa3	1.446	%(c)	11/28/11		6,012	5,774,027
C8 Capital SPV Ltd., Notes, 144A (Mexico) (original cost $27,700,000; purchased 02/06/07)(f)(g)	CCC(d)	6.64	%(c)	12/29/49		27,700	9,696,108
Caelus Re Ltd., Notes, 144A (original cost $3,200,000; purchased 06/20/08)(f)(g)	BB+(d)	7.511	%(c)	06/07/11		3,200	2,983,360
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.306	%(c)	05/18/09		13,300	13,254,368
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	1.448	%(c)	10/09/09		22,100	21,780,301
CIT Group Funding Co. of Canada, Gtd. Notes (Canada)	Baa2	5.60%		11/02/11		9,100	6,461,000
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	1.474	%(c)	11/03/10		1,100	805,690
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.40%		03/07/13		3,000	1,871,187
CIT Group, Inc., Sr. Unsec’d. Notes	Baa2	5.80%		07/28/11		1,800	1,298,057
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa2	1.358	%(c)	08/17/09		5,500	4,914,393
CIT Group, Inc., Sr. Unsec’d. Notes, MTN	Baa2	4.75%		12/15/10		1,000	806,431
Citigroup Capital XVIII, Gtd. Notes	Baa3	6.829	%(c)	06/28/67	GBP	11,400	2,453,583
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30	%(c)	12/21/77		36,000	17,333,856
Citigroup, Inc., Jr. Sub. Notes	Ca	8.40	%(c)	04/29/49		28,400	16,049,976
Citigroup, Inc., Sr. Sub. Notes	Baa1	1.554	%(c)	06/09/16		14,300	7,149,800
Citigroup, Inc., Sr. Unsec’d. Notes	A3	1.262	%(c)	12/28/09		8,100	7,478,495
Citigroup, Inc., Sr. Unsec’d. Notes	A3	1.424	%(c)	06/09/09		10,459	10,249,339
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.30%		10/17/12		2,400	2,115,377
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		08/27/12		5,900	5,258,770
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		23,000	20,207,156
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.85%		07/02/13		1,600	1,432,123
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		11,000	5,910,938
Enel Finance International SA, Gtd. Notes, 144A (Luxembourg) (original cost $22,041,435; purchased 09/13/07)(f)(g)	A2	6.80%		09/15/37		22,100	18,152,609
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10		1,100	942,217
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%		10/25/11		200	142,391
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		10/28/09		5,400	4,842,990
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.375%		02/01/11		9,600	7,254,806
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.875%		06/15/10		760	628,068
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.625%		11/01/10		400	318,600
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	1.473	%(c)	10/06/10		1,700	1,558,064
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.189	%(c)	10/26/09		1,300	1,273,236
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	1.308	%(c)	08/15/11		6,400	5,473,638
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		33,100	16,072,764
General Electric Capital Corp., Sub. Notes, 144A (original cost $44,653,253; purchased 11/06/07)(f)(g)	Aa3	5.50	%(c)	09/15/67	EUR	33,000	17,099,127
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	C	6.00%		12/15/11		1,000	561,527
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.455	%(c)	07/23/09		4,640	4,600,913
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	2.465	%(c)	01/30/17	EUR	1,050	932,350
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		21,700	19,700,106
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.15%		04/01/18		7,200	6,576,610
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		16,400	15,197,519
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	1.318	%(c)	11/16/09		4,100	4,005,220
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.375%		05/02/18	EUR	600	676,445
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%		01/15/17		5,400	4,206,422
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa2	1.494	%(c)	01/15/10		3,200	2,526,515

International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.625%		09/15/10		5,000	3,691,295
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.00%		01/15/18		5,500	5,555,457
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	1.281	%(c)	05/07/10		10,000	9,790,340
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.00%		10/01/17		11,800	11,061,037
JPMorgan Chase Capital XX, Gtd. Notes	A1	6.55%		09/15/66		1,000	642,019
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	3.053	%(c)	11/10/09		3,500	420,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.878	%(c)	04/03/09		2,300	276,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.907	%(c)	11/16/09		14,300	1,716,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	2.951	%(c)	05/25/10		5,800	696,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.005	%(c)	07/18/11		3,900	468,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		6,200	744,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.20%		09/26/14		2,600	331,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		3,300	396,000
Longpoint Re Ltd., Notes, 144A (Cayman Islands) (original cost $3,100,000; purchased 04/27/07)(f)(g)	BB+(d)	6.57	%(c)	11/08/11		3,100	3,011,340
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		16,800	13,139,162
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	1.346	%(c)	12/04/09		4,900	4,706,381
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.40%		08/28/17		18,800	13,487,252
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.291	%(c)	05/08/09		6,400	6,362,739
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.328	%(c)	08/14/09		5,100	4,990,166
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	1.359	%(c)	07/25/11		6,900	5,765,102
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	6.05%		08/15/12		3,600	3,089,005
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	3.338	%(c)	05/14/10		13,300	12,955,344
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.25%		08/28/17		20,900	19,399,025
MUFG Capital Finance 5 Ltd., Unsec’d. Notes (Ivory Coast)	A2	6.299	%(c)	01/25/49		900	684,421
Mystic Re Ltd., Notes, 144A (Cayman Islands) (original cost $2,200,000; purchased 05/23/07)(f)(g)	BB-(d)	11.261	%(c)	06/07/11		2,200	2,066,240
National Australia Bank Ltd., Sr. Unsec’d. Notes, 144A (Australia) (original cost $5,600,000; purchased 09/06/06)(f)(g)	Aa1	1.353	%(c)	09/11/09		5,600	5,599,591
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $297,000; purchased 01/13/09)(f)(g)	Baa2	5.10	%(c)	08/20/09		300	300,079
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $19,785,765; purchased 10/18/07 - 11/01/07)(f)(g)	Aa2	6.671	%(c)	10/29/49		19,800	10,890,000
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $10,200,000; purchased 11/21/06)(f)(g)	Aa1	1.331	%(c)	11/20/09		10,200	10,093,879
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	1.299	%(c)	07/27/09		22,000	21,196,340
SMFG Preferred Capital GBP 1 Ltd., Jr. Sub. Notes (Ivory Coast)	A2	6.164	%(c)	01/29/49	GBP	7,860	3,721,698
Societe Generale, Jr. Sub. Notes (France)	A1	7.756	%(c)	05/22/49	EUR	2,600	1,692,641
TNK-BP Finance SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $1,498,140; purchased 03/13/07)(f)(g)	Baa2	6.125%		03/20/12		1,500	1,245,000
TransCapitalInvest Ltd. For OJSC AK Transneft, Sec’d. Notes, 144A (Ireland) (original cost $2,300,000; purchased 07/13/08)(f)(g)	Baa1	8.70%		08/07/18		2,300	2,001,000
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	2.154	%(c)	05/05/10		8,400	8,380,369
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18		5,100	4,265,915
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		8,100	2,212,345
UFJ Finance Aruba AEC, Bank Gtd. Notes	Aa3	6.75%		07/15/13		400	411,548
United Mexican States, Sr. Unsec’d. Notes (Mexico)	Baa1	5.95%		03/19/19		2,200	2,145,000

ZFS Finance USA Trust IV, Jr. Sub. Notes, 144A (original cost $3,199,040; purchased 05/03/07)(f)(g)	Baa2	5.875	%(c)	05/09/62	3,200	1,267,072

						564,314,625

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes	A3	1.253	%(c)	10/18/11	900	471,107
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.05%		10/01/15	800	355,606
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.375%		10/18/11	5,020	2,610,651
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,400,572; purchased 07/18/06)(f)(g)	A3	0.606	%(c)	06/16/09	4,400	3,960,000
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,836,000; purchased 09/25/08)(f)(g)	A3	8.25%		08/15/18	6,200	2,652,955
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	4.95%		03/20/12	2,600	1,271,364
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	300	117,451
Monumental Global Funding Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $4,498,065; purchased 04/18/08)(f)(g)	A1	5.50%		04/22/13	4,500	4,091,053
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.30%		04/24/13	6,300	5,787,722
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.55%		04/27/15	9,100	8,610,420
Residental Reinsurance 2007 Ltd., Notes, 144A (original cost $1,400,000; purchased 05/16/07)(f)(g)	B+(d)	11.511	%(c)	06/07/10	1,400	1,350,440

						31,278,769

Machinery & Equipment — 0.2%
Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $7,403,330; purchased 09/20/06)(f)(g)	A1	1.288	%(c)	08/14/09	7,400	7,368,173

Media — 1.2%
Comcast Corp., Gtd. Notes	Baa2	6.45%		03/15/37	1,600	1,397,840
Time Warner, Inc., Gtd. Notes	Baa2	1.461	%(c)	11/13/09	24,326	23,871,736
Walt Disney Co. (The), Sr. Unsec’d. Notes	A2	1.393	%(c)	09/10/09	15,170	15,173,520

						40,443,096

Medical Supplies & Equipment — 0.2%
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	5.90%		09/15/17	2,700	2,858,860
AstraZeneca PLC, Sr. Unsec’d. Notes (United Kingdom)	A1	6.45%		09/15/37	2,700	2,800,661

						5,659,521

Metals & Mining — 0.3%
Codelco, Inc., Notes, 144A (Chile) (original cost $5,009,679; purchased 01/20/09)(f)(g)	A1	7.50%		01/15/19	5,100	5,786,276
Codelco, Inc., Unsec’d. Notes, 144A (original cost $695,072; purchased 10/19/06)(f)(g)	A1	6.15%		10/24/36	700	646,909
Vale Overseas Ltd., Gtd. Notes	Baa2	6.25%		01/23/17	1,200	1,182,725
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%		11/21/36	1,200	1,036,247

						8,652,157

Oil & Gas — 1.0%
BP AMI Leasing, Inc., Gtd. Notes, 144A (original cost $6,400,000; purchased 06/21/07)(f)(g)	AA+(d)	1.236	%(c)	06/26/09	6,400	6,400,435
Citigroup Global Markets Deutschland AG for OAO Gazprom, Sec’d. Notes (Germany)	Baa1	10.50%		10/21/09	6,400	6,560,000
El Paso Corp., Notes	Ba3	7.75%		01/15/32	4,200	3,129,155
Gaz Capital SA, Notes, 144A (Luxembourg) (original cost $1,900,000; purchased 04/02/08)(f)(g)	Baa1	7.343%		04/11/13	1,900	1,664,875
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg) (original cost $1,100,000; purchased 11/17/06)(f)(g)	Baa1	6.212%		11/22/16	1,100	797,500
Gaz Capital SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $7,200,000; purchased 04/02/08)(f)(g)	Baa1	8.146%		04/11/18	7,200	5,904,000
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A (original cost $6,700,000; purchased 12/14/07)(f)(g)	Baa3	6.514%		12/15/12	6,700	6,400,249

Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $397,002; purchased 07/14/05)(f)(g)	Baa1	5.265%		06/15/11		397	337,558
Ras Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, 144A (original cost $1,600,000; purchased 08/04/05)(f)(g)	Aa2	5.298%		09/30/20		1,600	1,364,096

							32,557,868

Real Estate — 0.3%
WEA Finance LLC/WCI Finance LLC, Gtd. Notes, 144A (Australia) (original cost $12,302,011; purchased 09/21/06)(f)(g)	A2	5.70%		10/01/16		12,330	9,187,552

Retail & Merchandising — 1.0%
Kimberly-Clark Corp., Sr. Unsec’d. Notes	A2	1.274	%(c)	07/30/10		11,800	11,744,103
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.50%		07/01/15		20,000	21,235,880

							32,979,983

Telecommunications — 0.8%
AT&T, Inc., Sr. Unsec’d. Notes	A2	1.334	%(c)	02/05/10		3,700	3,689,966
AT&T, Inc., Sr. Unsec’d. Notes	A2	4.95%		01/15/13		1,700	1,724,573
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%		01/15/38		1,200	1,053,734
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		153	146,115
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20%		11/10/26		8,950	6,086,000
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	1.753	%(c)	07/18/11		6,900	5,967,230
Telefonica Emisiones SAU, Gtd. Notes (Spain)	Baa1	1.588	%(c)	06/19/09		6,700	6,676,356
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.25%		12/01/10		900	950,834

							26,294,808

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%		05/16/18		4,200	4,173,145

TOTAL CORPORATE OBLIGATIONS
(cost $1,406,572,310)							1,103,764,282

FOREIGN GOVERNMENT BONDS — 1.2%

Korea Development Bank, Notes (South Korea)	A2	1.565	%(c)	04/03/10		24,700	24,011,759
Province of Ontario Canada, Debs. (Canada)	Aa1	6.50%		03/08/29	CAD	9,800	9,262,042
Republic of Brazil, Unsub. Notes (Brazil)	Ba1	8.00%		01/15/18		1,900	2,072,900
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	10.25%		01/10/28	BRL	6,400	2,524,410
Republic of South Africa, Sr. Unsec’d. Notes (South Africa)	Baa1	5.875%		05/30/22		800	716,000

TOTAL FOREIGN GOVERNMENT BONDS
(cost $39,697,696)							38,587,111

MUNICIPAL BONDS — 4.1%

California — 0.9%
Golden State Tobacco Securitization Corp., Revenue Bond	Baa3	Zero		06/01/37		22,700	8,667,995
State of California, General Obligation Bond	A2	5.00%		12/01/37		24,000	20,633,280

							29,301,275

Florida — 0.4%
State of Florida, General Obligation Bond	Aa1	5.25%		07/01/37		13,600	13,648,280

Illinois — 1.0%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.30%		12/01/21		500	514,174
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.899%		12/01/40		5,800	6,045,224
Chicago Park District Il, General Obligation Bond	Aa3	5.00%		01/01/18		5,000	5,338,650
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40		6,000	5,984,580
Illinois State, General Obligation Bond	A1	5.00%		04/01/30		12,600	12,567,492
State of Illinois, General Obligation Bond	A1	4.95%		06/01/23		570	522,029

							30,972,149

Massachusetts — 0.1%
Massachusetts State, General Obligation Bond	Aa2	5.50%		10/01/17		3,700	4,341,876

Nevada — 0.2%
County of Clark NV, General Obligation Bond	Aa1	5.00%		06/01/26		6,300	6,249,411

Truckee Meadows Water Authority, Revenue Bond, Series A	A1	5.00%		07/01/36	195	181,818

						6,431,229

New Jersey — 0.1%
City of Trenton, General Obligation Bond (FSA Insured)	Aa3	4.80%		04/01/14	990	1,008,196
Jersey City Municipal Utilities Authority, Revenue Bond, Series A (MBIA Insured)	Baa1	4.81%		05/15/14	1,000	882,490

						1,890,686

New York — 0.6%
New York State Environmental Facilities Corp., Revenue Bonds	Aa1	5.00%		06/15/33	16,000	15,604,000
New York State Housing Finance Agency, Revenue Bonds	AAA(d)	5.00%		03/15/32	5,300	5,186,580

						20,790,580

Oregon
Portland Oregon River District Urban Renewal and Redevelopment, Revenue Bond, Series B (AMBAC Insured)	A3	3.35%		06/15/10	1,020	1,020,194

Texas — 0.4%
Houston Texas, General Obligation Bond	Aa3	5.00%		03/01/20	12,440	13,478,491

Wisconsin — 0.4%
Badger Tobacco Asset Securitization Corp., Revenue Bond	Aaa	6.00%		06/01/17	10,100	11,267,459
Wisconsin State General, Revenue Bond	Aa3	5.70%		05/01/26	510	475,167

						11,742,626

TOTAL MUNICIPAL BONDS
(cost $135,923,075)						133,617,386

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 74.2%

Federal Home Loan Mortgage Corp.		4.887	%(c)	11/01/35	2,063	2,106,719
Federal Home Loan Mortgage Corp.		5.00%		10/01/18-01/01/37	3,828	3,992,291
Federal Home Loan Mortgage Corp.		5.00%		TBA	128,000	132,000,000
Federal Home Loan Mortgage Corp.		5.50%		12/01/34	2,230	2,324,347
Federal Home Loan Mortgage Corp.		5.50%		TBA	247,500	256,781,250
Federal Home Loan Mortgage Corp.		6.00%		02/01/16-08/01/38	4,059	4,263,069
Federal Home Loan Mortgage Corp.		6.00%		TBA	156,000	163,068,672
Federal National Mortgage Assoc.		3.022	%(c)	06/01/43	3,087	3,058,182
Federal National Mortgage Assoc.		4.325	%(c)	01/01/24	1	1,374
Federal National Mortgage Assoc.		4.383	%(c)	08/01/29	129	128,002
Federal National Mortgage Assoc.		4.50%		07/01/22-09/01/33	6,931	7,144,671
Federal National Mortgage Assoc.		4.55	%(c)	05/01/36	7,737	7,743,494
Federal National Mortgage Assoc.		4.584	%(c)	11/01/35	2,471	2,473,841
Federal National Mortgage Assoc.		4.596	%(c)	01/01/28	102	101,825
Federal National Mortgage Assoc.		4.801	%(c)	08/01/35	4,502	4,552,992
Federal National Mortgage Assoc.		5.00%		03/01/14-03/01/36	102,301	106,170,914
Federal National Mortgage Assoc.		5.00%		TBA	400	412,750
Federal National Mortgage Assoc.		5.398	%(c)	01/01/36	1,917	1,946,345
Federal National Mortgage Assoc.		5.50%		08/01/16-01/01/39	180,139	187,399,917
Federal National Mortgage Assoc.		5.50%		TBA	9,500	9,903,750
Federal National Mortgage Assoc.(k)		5.50%		07/01/36	27,165	28,279,264
Federal National Mortgage Assoc.		5.50%		TBA	1,034,000	1,073,097,608
Federal National Mortgage Assoc.		5.50%		TBA	4,000	4,141,248
Federal National Mortgage Assoc.		6.00%		05/01/11-09/01/38	150,205	157,236,081
Federal National Mortgage Assoc.		6.00%		TBA	2,000	2,093,124
Federal National Mortgage Assoc.		6.00%		TBA	179,000	186,943,125
Federal National Mortgage Assoc.		6.00%		TBA	59,500	61,991,562
Federal National Mortgage Assoc.		6.50%		09/01/16	417	436,777
Federal National Mortgage Assoc.		6.50%		TBA	6,000	6,318,750

Government National Mortgage Assoc.	4.125	%(c)	10/20/23-11/20/29	1,684	1,692,179
Government National Mortgage Assoc.	4.625	%(c)	08/20/23-07/20/30	1,046	1,051,832
Government National Mortgage Assoc.	4.75	%(c)	01/20/32-02/20/32	1,817	1,843,512
Government National Mortgage Assoc.	5.375	%(c)	03/20/17-05/20/30	1,580	1,609,846
Government National Mortgage Assoc.	6.00%		10/15/31-10/15/38	11,181	11,704,387
Government National Mortgage Assoc.	7.00%		02/15/24	9	9,241

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE- BACKED SECURITIES (cost $2,395,836,216)					2,434,022,941

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%

Federal National Mortgage Assoc., Notes	5.953%		06/21/27	34,200	35,996,492
Small Business Administration	4.875%		09/10/13	6,691	6,863,541
Small Business Administration	6.344%		08/01/11	1,413	1,469,681
Small Business Administration	7.449%		08/01/10	166	169,116
Small Business Administration Participation Certificates	5.13%		09/01/23	988	1,032,518
Small Business Administration Participation Certificates	5.51%		11/01/27	21,167	22,638,545
Small Business Administration Participation Certificates	5.52%		06/01/24	7,237	7,878,324

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $71,955,216)					76,048,217

U.S. TREASURY OBLIGATIONS — 20.3%

U.S. Treasury Bonds	3.50%		02/15/39	62,200	61,461,686
U.S. Treasury Bonds	6.25%		08/15/23	24,700	32,495,938
U.S. Treasury Bonds	7.875%		02/15/21	4,600	6,670,718
U.S. Treasury Bonds	8.125%		08/15/19	64,300	93,235,000
U.S. Treasury Bonds	8.75%		05/15/20	35,700	54,364,388
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.625%		01/15/18	15,000	15,276,405
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.75%		01/15/28	13,500	13,026,041

U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%		07/15/13-07/15/15	25,600	29,553,630

U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%		04/15/12-07/15/14	47,500	53,397,333
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		01/15/19	225,100	235,658,926

U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/17-01/15/27	56,500	62,913,099
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.625%		07/15/17	5,000	5,530,737

TOTAL U.S. TREASURY OBLIGATIONS
(cost $644,966,206)					663,583,901

				Shares

PREFERRED STOCKS — 0.2%

Financial — Bank & Trust
Bank of America Corp., 7.25%, CVT				3,000	1,273,500

Insurance — 0.2%
American International Group, Inc., 8.50%, CVT				1,100,606	5,943,272

TOTAL PREFERRED STOCKS
(cost $40,789,282)					7,216,772

TOTAL LONG-TERM INVESTMENTS
(cost $5,648,711,667)					5,206,617,226

SHORT-TERM INVESTMENTS — 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%

Dryden Core Investment Fund — Taxable Money Market Series (cost $8,322,925)(w)				8,322,925	8,322,925

			Contracts/
			Notional
			Amounts
			(000)#
OPTIONS PURCHASED* — 0.4%

Call Options — 0.4%
Interest Rate Swap Options,
expiring 07/02/2009 @ 3.60%			52,900	2,185,648
expiring 08/03/2009 @ 3.45%			169,500	6,355,867
expiring 08/03/2009 @ 3.45%			25,400	952,443
expiring 08/03/2009 @ 3.45%			27,800	1,042,437
expiring 08/03/2009 @ 3.85%			92,300	4,183,838

				14,720,233

Put Options
10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $72.00			76,000	11,875
expiring 05/22/2009, Strike Price $75.00			364,000	56,875

				68,750

TOTAL OPTIONS PURCHASED (cost $3,949,754)				14,788,983

			Principal
			Amount
			(000)#
REPURCHASE AGREEMENT(m) — 1.8%

Golman Sachs & Co. (The), 0.17%, dated 03/31/09, due 04/01/09 in the amount of $57,800,273 (cost $57,800,000; the value of collateral plus accrued interest was $59,772,007)			$57,800	57,800,000

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%

Federal Home Loan Bank (cost $19,000,000)	0.05%	04/01/09	19,000	19,000,000

U.S. TREASURY OBLIGATIONS(n) — 0.6%

U.S. Cash Management Bills	0.092%	04/29/09	500	499,934
U.S. Treasury Bills	0.095%	04/23/09	650	649,958
U.S. Treasury Bills	0.122%	04/16/09	8,910	8,909,536
U.S. Treasury Bills	0.134%	04/09/09	4,830	4,829,861
U.S. Treasury Bills	0.134%	04/09/09	810	809,983
U.S. Treasury Bills	0.139%	04/09/09	1,240	1,239,960
U.S. Treasury Bills	0.226%	06/11/09	2,060	2,059,260
U.S. Treasury Bills	0.80%	06/04/09	450	449,852

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,448,283)				19,448,344

TOTAL SHORT-TERM INVESTMENTS (cost $108,520,962)				119,360,252

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—162.4% (cost $5,757,232,629)				5,325,977,478

			Contracts/
			Notional
			Amounts
			(000)#
OPTIONS WRITTEN*

Call Options
10 Year U.S. Treasury Note Futures, expiring 05/22/2009, Strike Price $128.00			7,700	(18,047)
Interest Rate Swap Options, expiring 04/27/2009 @ 1.80%			2,000	(30)

				(18,077)

Put Options
90 Day Euro Dollar Futures, expiring 06/15/2009, Strike Price $98.50	101,000	(10,100)
10 Year U.S. Treasury Note Futures, expiring 05/22/2009, Strike Price $122.00	7,700	(54,141)
Interest Rate Swap Options,
expiring 04/27/2009 @ 3.50%	2,000	(42)
expiring 05/22/2009 @ 2.75%	12,000	(15,634)
expiring 05/22/2009 @ 2.75%	22,500	(29,314)
expiring 05/22/2009 @ 2.75%	7,500	(9,771)
expiring 05/22/2009 @ 2.75%	3,000	(3,909)
expiring 07/27/2009 @ 2.00%	19,500	(18,576)
expiring 07/27/2009 @ 2.00%	9,000	(8,574)
expiring 07/27/2009 @ 2.00%	9,000	(8,574)
expiring 08/03/2009 @ 4.40%	21,500	(2,621)
expiring 08/03/2009 @ 4.55%	7,500	(507)

		(161,763)

TOTAL OPTIONS WRITTEN (premium received $739,147)		(179,840)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—162.4% (cost $5,756,493,482)(o)		5,325,797,638
Other liabilities in excess of other assets(x) — (62.4)%		(2,046,688,967)

NET ASSETS — 100.0%		$3,279,108,671

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AMBAC	American Municipal Bond Assurance Corporation

CVT	Convertible Security

FHLMC	Federal Home Loan Mortgage Corporation

FSA	Financial Security Assurance

FSB	Federal Savings Bank

MBIA	Municipal Bond Investors Assurance Company

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

AED	United Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

INR	Indian Rupee

JPY	Japanese Yen

KWD	Kuwaiti Dinar

MYR	Malaysian Ringgit

PHP	Philippine Peso

RUB	Russian Ruble

SAR	Saudi Arabian Riyal

SGD	Singapore Dollar

*	Non-income producing security.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $332,271,109. The aggregate value of $233,563,392 is approximately 7.1% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2009, 3 securities representing $292,551 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2009	Appreciation
Long Positions:
3,158	90 Day Euro Dollar	Jun 09	$764,202,925	$780,815,500	$16,612,575
2,963	90 Day Euro Dollar	Sep 09	714,744,188	732,638,788	17,894,600
1,338	90 Day Euro Dollar	Dec 09	323,143,937	330,335,475	7,191,538
1,005	90 Day Euro Dollar	Mar 10	242,072,313	247,983,750	5,911,437
37	90 Day Euro Dollar	Jun 10	8,884,163	9,115,413	231,250
37	90 Day Euro Dollar	Sep 10	8,860,376	9,100,613	240,237
160	90 Day Euro EURIBOR	Jun 09	50,381,829	52,477,181	2,095,352
1,055	90 Day Sterling	Jun 09	178,421,139	186,570,939	8,149,800
99	90 Day Sterling	Dec 09	16,901,329	17,473,868	572,539
583	5 Year U.S. Treasury Notes	Jun 09	68,253,148	69,240,359	987,211
1,574	10 Year U.S. Treasury Notes	Jun 09	191,121,812	195,298,969	4,177,157

					$64,063,696	(1)

(1)	Cash of $1,542,000 and U.S. Government Agency Mortgage-Backed Bonds with a market value of $104,102 has been segregated to cover requirements for open futures contracts as March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 05/07/09	AUD	4,893	$3,427,547	$3,392,803	$(34,744)
Brazilian Real,
Expiring 06/02/09	BRL	9,313	4,042,989	3,952,586	(90,403)
British Pound,
Expiring 04/09/09	GBP	6,784	10,004,275	9,734,206	(270,069)
Expiring 04/27/09	GBP	6,208	9,066,863	8,908,131	(158,732)
Canadian Dollar,
Expiring 04/27/09	CAD	1,844	1,501,922	1,462,983	(38,939)
Chilean Peso,
Expiring 05/14/09	CLP	525,447	802,822	899,555	96,733
Chinese Yuan,
Expiring 07/15/09	CNY	197,707	30,390,976	28,957,311	(1,433,665)
Expiring 09/08/09	CNY	86,234	12,448,267	12,646,773	198,506
Expiring 03/29/10	CNY	41,494	6,136,000	6,113,484	(22,516)
Euro,
Expiring 04/14/09	EUR	4,750	6,435,870	6,310,655	(125,215)
Indian Rupee,
Expiring 04/09/09	INR	1,675,573	33,384,822	32,987,950	(396,872)
Japanese Yen,
Expiring 05/07/09	JPY	307,869	3,125,050	3,111,930	(13,120)
Kuwaiti Dinar,
Expiring 04/16/09	KWD	287	1,099,023	984,003	(115,020)
Malaysian Ringgit,
Expiring 04/14/09	MYR	15,559	4,410,000	4,265,912	(144,088)
Philippines Peso,
Expiring 05/06/09	PHP	232,045	4,793,220	4,785,305	(7,915)
Russian Ruble,
Expiring 05/06/09	RUB	243,410	10,109,689	7,084,816	(3,024,873)
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	3,894	1,052,548	1,038,218	(14,330)
Singapore Dollar,
Expiring 04/14/09	SGD	15,568	10,620,000	10,232,110	(387,890)
United Arab Emerities Dirharn,
Expiring 04/16/09	AED	3,801	1,054,019	1,034,727	(19,292)

			$153,905,902	$147,903,458	$(6,002,444)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)
Brazilian Real,
Expiring 06/02/09	BRL	7,644	$3,211,899	$3,243,892	$(31,993)
British Pound,
Expiring 04/09/09	GBP	31,915	46,167,765	45,794,103	373,662
Canadian Dollar,
Expiring 04/27/09	CAD	11,373	8,853,960	9,020,850	(166,890)
Chilean Peso,
Expiring 05/14/09	CLP	525,447	815,595	899,555	(83,960)
Chinese Yuan,
Expiring 07/15/09	CNY	197,707	28,327,000	28,957,311	(630,311)
Expiring 09/08/09	CNY	86,234	12,327,906	12,646,773	(318,867)
Euro,
Expiring 04/14/09	EUR	22,786	28,810,492	30,272,546	(1,462,054)
Indian Rupee,
Expiring 04/09/09	INR	1,675,573	31,739,614	32,987,950	(1,248,336)
Kuwaiti Dinar,
Expiring 04/16/09	KWD	287	1,013,423	984,004	29,419
Malaysian Ringgit,
Expiring 04/14/09	MYR	15,559	4,240,052	4,265,912	(25,860)
Philippines Peso,
Expiring 05/06/09	PHP	232,045	4,419,908	4,785,305	(365,397)
Russian Ruble,
Expiring 05/06/09	RUB	243,410	10,021,623	7,084,816	2,936,807
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	3,894	1,030,814	1,038,218	(7,404)
Singapore Dollar,
Expiring 04/14/09	SGD	15,568	10,219,328	10,232,110	(12,782)
United Arab Emerities Dirharn,
Expiring 04/16/09	AED	3,801	1,026,384	1,034,727	(8,343)

			$192,225,763	$193,248,072	($1,022,309)

Interest rate swap agreements outstanding at March 31, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Barclays Bank PLC(1)	02/04/11		$290,200	3.00%	3 month LIBOR	$9,474,082	$(2,635,171)	$12,109,253
Barclays Bank PLC(1)	12/16/10		8,700	4.00%	3 month LIBOR	220,323	7,822	212,501
Citigroup, Inc.(1)	06/17/11		18,800	4.00%	3 month LIBOR	1,322,945	841,559	481,386
Citigroup, Inc.(2)	06/17/29		7,500	3.00%	3 month LIBOR	280,642	(631,569)	912,211
Credit Suisse International(2)	06/17/29		68,800	3.00%	3 month LIBOR	2,574,418	(1,275,660)	3,850,078
Deutsche Bank AG(2)	06/17/09		800	3.00%	3 month LIBOR	29,935	1,423	28,512
Merrill Lynch & Co.(1)	06/17/11		11,800	4.00%	3 month LIBOR	586,870	226,174	360,696
Merrill Lynch & Co.(2)	12/17/38		106,100	5.00%	3 month LIBOR	(36,624,069)	(14,421,199)	(22,202,870)
Morgan Stanley Capital Services, Inc.(1)	06/17/10		54,700	4.00%	3 month LIBOR	1,513,351	(88,442)	1,601,793
Morgan Stanley Capital Services, Inc.(2)	12/17/28		27,800	5.00%	3 month LIBOR	(7,596,650)	80,916	(7,677,566)
Royal Bank of Scotland PLC(1)	06/17/11		9,700	4.00%	3 month LIBOR	482,427	188,727	293,700
Royal Bank of Scotland PLC(1)	06/17/10		74,400	4.00%	3 month LIBOR	2,058,380	(105,061)	2,163,441
Royal Bank of Scotland PLC(1)	02/04/11		95,300	3.00%	3 month LIBOR	3,679,865	(312,374)	3,992,239
Royal Bank of Scotland PLC(1)	12/16/10		486,100	3.00%	3 month LIBOR	7,537,773	4,155,156	3,382,617
Royal Bank of Scotland PLC(1)	12/17/10		19,100	3.15%	3 month LIBOR	676,424	—	676,424
Royal Bank of Scotland PLC(2)	12/17/38		97,800	5.00%	3 month LIBOR	(33,759,038)	(12,902,635)	(20,856,403)
Merrill Lynch & Co.(2)	05/21/09		26,400	5.50%	ICAP CMM FRA Fixing Rate	(4,373,713)	(962,106)	(3,411,607)
UBS AG(1)	03/15/10	AUD	8,300	7.50%	3 month Australian Bank Bill rate	259,905	(12,453)	272,358
UBS AG(1)	06/15/10	AUD	148,100	7.00%	3 month Australian Bank Bill rate	4,068,672	340,061	3,728,611
Deutsche Bank AG(1)	03/20/13	AUD	8,100	7.00%	6 month Australian Bank Bill rate	587,548	41,755	545,793
UBS AG(1)	09/15/11	AUD	52,600	4.25%	6 month Australian Bank Bill rate	376,014	424,349	(48,335)
Barclays Bank PLC(1)	01/04/10	BRL	17,200	11.36%	Brazilian interbank lending rate	(17,426)	—	(17,426)
Barclays Bank PLC(1)	01/02/12	BRL	2,400	10.60%	Brazilian interbank lending rate	(3,711)	—	(3,711)
HSBC Bank USA, N.A.(1)	01/02/12	BRL	1,200	14.77%	Brazilian interbank lending rate	40,027	6,830	33,197
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	10.61%	Brazilian interbank lending rate	(3,220)	—	(3,220)
Merrill Lynch & Co.(1)	01/04/10	BRL	15,800	11.43%	Brazilian interbank lending rate	(4,878)	—	(4,878)
Merrill Lynch & Co.(1)	01/02/12	BRL	20,800	11.98%	Brazilian interbank lending rate	192,957	—	192,957
Merrill Lynch & Co.(1)	01/02/12	BRL	26,900	12.54%	Brazilian interbank lending rate	407,400	(128,421)	535,821
Merrill Lynch & Co.(1)	01/02/12	BRL	4,200	14.77%	Brazilian interbank lending rate	140,096	14,800	125,296
Merrill Lynch & Co.(1)	01/04/10	BRL	5,700	12.95%	Brazilian interbank lending rate	82,124	833	81,291
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	13,800	12.78%	Brazilian interbank lending rate	174,604	2,206	172,398
Morgan Stanley Capital Services, Inc.(1)	01/04/10	BRL	10,900	12.67%	Brazilian interbank lending rate	98,908	(8,044)	106,952
UBS AG(1)	01/02/12	BRL	24,000	10.58%	Brazilian interbank lending rate	(211,505)	(296,272)	84,767
UBS AG(1)	01/02/12	BRL	26,200	12.54%	Brazilian interbank lending rate	396,799	(9,809)	406,608
UBS AG(1)	01/04/10	BRL	10,900	12.41%	Brazilian interbank lending rate	97,774	(9,904)	107,678
BNP Paribas(1)	03/18/12	EUR	7,100	4.50%	6 month EURIBOR	814,489	(98,266)	912,755
Barclays Bank PLC(1)	10/15/10	EUR	5,300	2.10%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	282,608	470	282,138
BNP Paribas(1)	10/15/10	EUR	1,200	2.09%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	55,612	(7)	55,619
Royal Bank of Scotland PLC(1)	03/30/12	EUR	6,700	1.95%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	131,787	—	131,787
Royal Bank of Scotland PLC(1)	03/28/12	EUR	4,100	1.96%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	83,099	—	83,099
UBS AG(1)	10/15/10	EUR	1,200	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	63,981	—	63,981
Barclays Bank PLC(1)	06/15/09	GBP	14,700	5.00%	6 month LIBOR	179,368	(95,907)	275,275
Credit Suisse International(1)	06/15/09	GBP	2,900	5.00%	6 month LIBOR	35,843	(8,772)	44,615
Deutsche Bank AG(1)	03/18/14	GBP	2,800	5.00%	6 month LIBOR	372,410	1,302	371,108
HSBC Bank USA, N.A.(1)	09/17/13	GBP	9,000	5.00%	6 month LIBOR	1,142,731	32,764	1,109,967
HSBC Bank USA, N.A.(1)	09/15/13	GBP	3,700	5.10%	6 month LIBOR	483,300	(8,496)	491,796
Royal Bank of Scotland PLC(1)	03/18/14	GBP	7,000	5.25%	6 month LIBOR	1,048,233	(5,066)	1,053,299

						$(40,540,486)	$(27,648,487)	$(12,891,999)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.
Credit default swap agreements outstanding at March 31, 2009:

							Upfront
		Notional Amount#				Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)(3)		Fixed Rate	Reference Entity/Obligation	Value	Paid (Received)	Depreciation
Credit default swaps — Buy Protection (2)
UBS AG	03/20/14	EUR	8,000	2.40%	UBS AG, 1.45%, due 04/18/12	$(50,402)	$—	$(50,402)

						Upfront	Unrealized
		Notional Amount#			Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(3)	Fixed Rate	Reference Entity/Obligation	Value(5)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Citigroup, Inc.	06/20/12	$15,215	0.36%	Dow Jones CDX HY-8 Index	$(1,803,120)	$—	$(1,803,120)
Citigroup, Inc.	06/20/12	4,876	0.36%	Dow Jones CDX HY-8 Index	(577,260)	—	(577,260)
Citigroup, Inc.	06/20/12	4,096	0.40%	Dow Jones CDX HY-8 Index	(480,332)	—	(480,332)
Citigroup, Inc.	06/20/12	1,100	1.85%	Dow Jones CDX HY-8 Index	(434,098)	—	(434,098)
Citigroup, Inc.	06/20/12	1,200	2.14%	Dow Jones CDX HY-8 Index	(464,544)	—	(464,544)
Citigroup, Inc.	06/20/12	700	2.18%	Dow Jones CDX HY-8 Index	(270,367)	—	(270,367)
Merrill Lynch & Co., Inc.	06/20/12	3,000	1.83%	Dow Jones CDX HY-8 Index	(1,184,888)	—	(1,184,888)
Merrill Lynch & Co., Inc.	06/20/12	600	2.13%	Dow Jones CDX HY-8 Index	(232,530)	—	(232,530)
Merrill Lynch & Co., Inc.	06/20/12	1,600	2.07%	Dow Jones CDX HY-8 Index	(622,378)	—	(622,378)
Morgan Stanley Capital Services, Inc.	06/20/12	1,000	2.08%	Dow Jones CDX HY-8 Index	(388,734)	—	(388,734)
Morgan Stanley Capital Services, Inc.	06/20/12	2,100	2.14%	Dow Jones CDX HY-8 Index	(813,164)	—	(813,164)
Morgan Stanley Capital Services, Inc.	06/20/12	700	2.17%	Dow Jones CDX HY-8 Index	(270,525)	—	(270,525)
Deutsche Bank AG	06/20/13	5,250	0.53%	Dow Jones CDX IG 10 5Y Index	(25,154)	—	(25,154)
Barclays Bank PLC	12/20/12	38,600	0.76%	Dow Jones CDX IG 9 5Y Index	121,098	—	121,098
Deutsche Bank AG	12/20/12	25,668	0.71%	Dow Jones CDX IG 9 5Y Index	31,300	—	31,300

					$(7,414,696)	$—	$(7,414,696)

		Notional		Reference	Implied Credit		Upfront	Unrealized
	Termination	Amount#		Entity/	Spread at	Fair	Premiums	Appreciation
Counterparty	Date	(000) (3)	Fixed Rate	Obligation	March 31, 2009(4)	Value(5)	Paid (Received)	(Depreciation)
Credit default swaps on Corporate and/or Sovereign Issues — Sell Protection (1)
Barclays Bank PLC	03/20/13	$400	1.67%	American International Group, Inc., 6.25%, due 05/01/36	22.909%	$(173,152)	$—	$(173,152)
Citigroup, Inc.	03/20/13	10,000	2.07%	American International Group, Inc., 6.25%, due 05/01/36	22.909%	(4,245,738)	—	(4,245,738)
Deutsche Bank AG	03/20/13	2,600	2.07%	American International Group, Inc., 6.25%, due 05/01/36	22.909%	(1,103,892)	—	(1,103,892)
Deutsche Bank AG	03/20/13	4,200	0.85%	Berkshire Hathaway, 4.625%, due 10/15/13	3.845%	(428,959)	—	(428,959)
UBS AG	12/20/09	1,000	3.85%	Deutesch Bank AG	3.439%	4,305	—	4,305
Barclays Bank PLC	09/20/12	2,500	4.15%	Ford Motor Credit Corp., 7.00%, due 10/01/13	13.959%	(606,779)	—	(606,779)
Barclays Bank PLC	09/20/12	600	5.80%	Ford Motor Credit Corp., 7.00%, due 10/01/13	13.959%	(120,623)	—	(120,623)
Deutsche Bank AG	09/20/12	2,200	5.65%	Ford Motor Credit Corp., 7.00%, due 10/01/13	13.959%	(450,620)	—	(450,620)
UBS AG	09/20/12	3,100	6.20%	Ford Motor Credit Corp., 7.25%, due 10/25/11	13.959%	(591,901)	(1,093)	(590,808)
Citigroup, Inc.	12/20/13	2,700	4.80%	General Electric Capital Corp., 5.875%, due 09/15/17	7.440%	(235,914)	—	(235,914)
Barclays Bank PLC	06/20/10	1,800	0.77%	General Electric Capital Corp., 6.00%, due 06/15/12	9.761%	(179,687)	—	(179,687)
Barclays Bank PLC	09/20/10	2,100	1.02%	General Electric Capital Corp., 6.00%, due 06/15/12	9.554%	(234,584)	—	(234,584)
Barclays Bank PLC	12/20/10	400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	9.395%	(50,793)	—	(50,793)
BNP Paribas	12/20/10	1,400	0.94%	General Electric Capital Corp., 6.00%, due 06/15/12	9.395%	(177,668)	—	(177,668)
Citigroup, Inc.	12/20/10	500	1.12%	General Electric Capital Corp., 6.00%, due 06/15/12	9.395%	(62,072)	—	(62,072)
Deutsche Bank AG	09/20/11	800	1.50%	General Electric Capital Corp., 6.00%, due 06/15/12	8.826%	(119,197)	—	(119,197)
Deutsche Bank AG	09/20/10	2,100	1.07%	General Electric Capital Corp., 6.00%, due 06/15/12	9.554%	(233,174)	—	(233,174)
Deutsche Bank AG	12/20/10	600	0.95%	General Electric Capital Corp., 6.00%, due 06/15/12	9.395%	(76,052)	—	(76,052)
Merrill Lynch & Co., Inc.	12/20/09	6,900	1.08%	General Electric Capital Corp., 6.00%, due 06/15/12	10.020%	(422,893)	—	(422,893)
Royal Bank of Scotland PLC	09/20/09	1,000	1.10%	General Electric Capital Corp., 6.00%, due 06/15/12	10.009%	(40,913)	—	(40,913)
BNP Paribas	12/20/12	300	4.80%	General Motors, 7.125%, due 07/15/13	104.456%	(244,370)	—	(244,370)
Citigroup, Inc.	12/20/12	1,700	4.60%	General Motors, 7.125%, due 07/15/13	104.456%	(1,387,673)	—	(1,387,673)
Deutsche Bank AG	12/20/12	1,700	4.50%	General Motors, 7.125%, due 07/15/13	104.456%	(1,389,127)	—	(1,389,127)
Barclays Bank PLC	09/20/12	2,500	3.65%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(851,197)	—	(851,197)
Barclays Bank PLC	09/20/12	3,300	4.80%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(1,037,229)	—	(1,037,229)
Citigroup, Inc.	09/20/12	2,500	3.72%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(847,216)	—	(847,216)
Deutsche Bank AG	09/20/12	2,300	3.20%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(806,706)	—	(806,706)
Deutsche Bank AG	09/20/12	1,600	4.00%	GMAC LLC, 6.875%, due 08/28/12	18.913%	(532,024)	—	(532,024)
Merrill Lynch & Co., Inc.	09/20/09	5,800	1.85%	GMAC LLC, 6.875%, due 08/28/12	27.916%	(666,474)	—	(666,474)
Morgan Stanley Capital Services, Inc.	02/20/13	1,100	2.18%	JSC GAZPROM	7.514%	(178,917)	—	(178,917)
UBS AG	02/20/13	2,300	2.18%	JSC GAZPROM	7.514%	(374,097)	—	(374,097)
Deutsche Bank AG	03/20/13	10,000	2.07%	Metlife, Inc., 5.00%, due 06/15/15	8.943%	(1,970,805)	—	(1,970,805)
Royal Bank of Scotland PLC	06/20/09	4,000	0.45%	Republic of Indonesia, 6.75%, 03/10/14	3.863%	(30,555)	—	(30,555)
Credit Suisse International	02/20/17	1,500	1.20%	Republic of Panama, 8.875%, due 09/30/27	4.145%	(264,016)	—	(264,016)
JPMorgan Chase Bank	01/20/17	400	1.25%	Republic of Panama, 8.875%, due 09/30/27	4.141%	(68,126)	—	(68,126)
Barclays Bank PLC	06/20/09	1,200	5.10%	SLM Corp., 5.125%, due 08/27/12	42.887%	(94,112)	—	(94,112)
HSBC Bank USA, N.A.	04/20/09	1,900	0.70%	Ukraine Government, 7.65%, due 06/11/13	71.885%	(67,418)	—	(67,418)
JPMorgan Chase Bank	03/20/16	100	0.92%	United Mexican States, 7.50%, due 04/08/33	3.939%	(16,696)	—	(16,696)

						$(20,377,064)	$(1,093)	$(20,375,971)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$15,539,697	$64,063,696
Level 2 — Other Significant Observable Inputs — Long	5,310,145,230	(48,374,445)
Level 2 — Other Significant Observable Inputs — Short	(179,840)	—
Level 3 — Significant Unobservable Inputs	292,551	616,624

Total	$5,325,797,638	$16,305,875

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments*
Balance as of 12/31/08	$303,324	$1,006,540
Accrued discounts/premiums	(15,764)	(949)
Realized gain (loss)	(10)	41,562
Change in unrealized appreciation (depreciation)	128,458	(388,409)
Net purchases (sales)	(123,457)	(42,120)
Transfers in and/or out of Level 3	—	—
Balance as of 3/31/09	$292,551	$616,624
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Credit contracts	$(27,841,069)
Foreign exchange contracts	(7,024,753)
Interest rate contracts	65,780,840

Total	$30,915,018

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%

AFFILIATED MUTUAL FUNDS
AST AllianceBernstein Growth & Income Portfolio	2,309,756	$25,984,758
AST DeAM Large-Cap Value Portfolio	12,285,673	67,448,347
AST Federated Aggressive Growth Portfolio	866,975	4,083,451
AST High Yield Portfolio	4,401,165	23,370,188
AST International Growth Portfolio	6,532,561	45,531,950
AST International Value Portfolio	4,546,576	44,738,307
AST Large-Cap Value Portfolio	8,713,953	75,898,528
AST Marsico Capital Growth Portfolio	7,509,910	86,589,260
AST MFS Growth Portfolio	9,090,572	59,270,528
AST Mid-Cap Value Portfolio	871,582	5,490,967
AST Money Market Portfolio	19,203,775	19,203,776
AST Neuberger Berman Mid-Cap Growth Portfolio*	450,001	5,463,010
AST Parametric Emerging Markets Equity Portfolio*	2,245,755	10,465,218
AST PIMCO Total Return Bond Portfolio	66,416,998	757,817,950
AST Small-Cap Growth Portfolio*	404,319	4,055,324
AST Small-Cap Value Portfolio	1,211,463	8,758,880
AST T. Rowe Price Global Bond Portfolio	1,074,090	11,739,804
AST T. Rowe Price Large-Cap Growth Portfolio	7,991,007	56,416,507
AST T. Rowe Price Natural Resources Portfolio	253,821	4,363,183
AST Western Asset Core Plus Bond Portfolio	20,351,074	193,538,716

TOTAL LONG-TERM INVESTMENTS(w) (cost $1,683,650,495)		1,510,228,652

SHORT-TERM INVESTMENTS — 1.1%

AFFILIATED MONEY MARKET MUTUAL FUND — 1.0%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $15,548,779)	15,548,779	15,548,779

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills	0.10%	06/11/09	$1,300	1,299,533
(cost $1,299,744)(k)(n)
TOTAL SHORT-TERM INVESTMENTS (cost $16,848,523)				16,848,312
TOTAL INVESTMENTS — 100.1% (cost $1,700,499,018)				1,527,076,964
Liabilities in excess of other assets(x) — (0.1)%				(1,916,141)
NET ASSETS — 100.0%				$1,525,160,823

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Futures contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2009	Appreciation
Long Positions:
80	10 Year U.S. Treasury Notes	Jun 09	$9,683,125	$9,926,250	$243,125
12	CAC 40 10 Euro	Jun 09	415,402	447,607	32,205
3	DAX Index	Jun 09	379,457	408,745	29,288
5	FTSE100 Index	Jun 09	267,178	278,718	11,540
14	Russell 2000	Jun 09	507,500	589,820	82,320
28	S&P500	Jun 09	4,781,000	5,563,600	782,600
5	Topix Index	Jun 09	361,116	392,484	31,368

					$1,212,446

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$1,525,777,431	$1,212,446
Level 2 — Other Significant Observable Inputs	1,299,533	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$1,527,076,964	$1,212,446

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.
The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Equity contracts	$969,321
Interest rate contracts	243,125

Total	$1,212,446

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 124.5%

COMMON STOCKS

Aerospace & Defense — 3.2%
American Science & Engineering, Inc.	8,700	$485,460
Boeing Co. (The)	17,500	622,650
General Dynamics Corp.	24,100	1,002,319
Honeywell International, Inc.	9,500	264,670
Lockheed Martin Corp.	8,700	600,561
Northrop Grumman Corp.	24,200	1,056,088
Raytheon Co.	25,720	1,001,537
United Technologies Corp.	3,000	128,940

		5,162,225

Agriculture — 0.6%
Archer-Daniels-Midland Co.	36,400	1,011,192

Airlines — 0.5%
Allegiant Travel Co.*	9,500	431,870
Continental Airlines, Inc. (Class B Stock)*	48,700	429,047

		860,917

Automobile Manufacturers — 0.2%
Oshkosh Corp.	17,900	120,646
Titan International, Inc.	34,450	173,283

		293,929

Banks
MainSource Financial Group, Inc.	5,300	42,612

Beverages — 2.9%
Coca-Cola Co. (The)	40,300	1,771,185
Coca-Cola Enterprises, Inc.	52,300	689,837
Dr. Pepper Snapple Group, Inc.*	29,300	495,463
PepsiAmericas, Inc.	44,000	759,000
PepsiCo, Inc.	20,300	1,045,044

		4,760,529

Biotechnology — 2.4%
Amgen, Inc.*	35,200	1,743,104
Biogen Idec, Inc.*	20,800	1,090,336
Enzon Pharmaceuticals, Inc.*	38,500	233,695
Gilead Sciences, Inc.*	3,000	138,960
Isis Pharmaceuticals, Inc.*	6,200	93,062
Martek Biosciences Corp.	28,900	527,425
Osiris Therapeutics, Inc.*	1,200	16,560

		3,843,142

Cable Television — 0.3%
DISH Network Corp. (Class A Stock)*	41,100	456,621

Chemicals — 2.4%
Airgas, Inc.	20,800	703,248
Ashland, Inc.	93,000	960,690
Celanese Corp. (Class A Stock)	5,300	70,861
Dow Chemical Co. (The)	44,300	373,449
E.I. du Pont de Nemours & Co.	1,800	40,194
Koppers Holdings, Inc.	5,900	85,668
Monsanto Co.	9,300	772,830
Mosaic Co. (The)	13,200	554,136
Rockwood Holdings, Inc.*	5,200	41,288
Terra Industries, Inc.	11,200	314,608

		3,916,972

Clothing & Apparel — 0.8%
Limited Brands, Inc.	87,200	758,640
Polo Ralph Lauren Corp.	11,900	502,775

		1,261,415

Coal
Foundation Coal Holdings, Inc.	1,700	24,395

Commercial Banks — 1.7%
Bank of America Corp.	166,346	1,134,480
Bank of Hawaii Corp.	7,700	253,946
Bank of New York Mellon Corp. (The)	10,800	305,100
BB&T Corp.	12,600	213,192
Capital One Financial Corp.	7,600	93,024
Marshall & Ilsley Corp.	4,100	23,083
PNC Financial Services Group, Inc.	22,300	653,167
Regions Financial Corp.	22,600	96,276

		2,772,268

Commercial Services — 3.5%
Accenture Ltd. (Class A Stock)(Bermuda)	36,700	1,008,883
Apollo Group, Inc. (Class A Stock)*	12,200	955,626
Brink’s Home Security Holdings, Inc.*	14,600	329,960
Convergys Corp.*	42,400	342,592
CRA International, Inc.*	1,900	35,872
Equifax, Inc.	13,400	327,630
Grand Canyon Education, Inc.*	14,000	241,640
H&R Block, Inc.	23,700	431,103
ITT Educational Services, Inc.*	3,800	461,396
Service Corp. International	6,300	21,987
United Rentals, Inc.*	7,900	33,259
Visa, Inc. (Class A Stock)	23,100	1,284,360
Weight Watchers International, Inc.	8,200	152,110

		5,626,418

Commercial Services & Supplies — 0.7%
Albany Molecular Research, Inc.*	4,200	39,606
Corporate Executive Board Co. (The)	2,300	33,350
Deluxe Corp.	19,400	186,822
Jackson Hewitt Tax Service, Inc.	5,000	26,100
Nalco Holding Co.	65,700	858,699

		1,144,577

Communication Equipment — 2.1%
BigBand Networks, Inc.*	5,900	38,645
Cisco Systems, Inc.*	136,000	2,280,720
InterDigital, Inc.*	25,300	653,246
QUALCOMM, Inc.	12,000	466,920

		3,439,531

Computer Hardware — 0.5%
Synaptics, Inc.*	30,400	813,504

Western Digital Corp.*	3,700	71,558

		885,062

Computer Services & Software — 2.5%
Manhattan Associates, Inc.*	3,100	53,692
Microsoft Corp.	201,700	3,705,229
Syntel, Inc.	13,300	273,714

		4,032,635

Computers & Peripherals — 5.5%
Apple, Inc.*	15,600	1,639,872
Dell, Inc.*	110,100	1,043,748
EMC Corp.*	48,000	547,200
Hewlett-Packard Co.	70,260	2,252,535
International Business Machines Corp.	23,600	2,286,604
Lexmark International, Inc. (Class A Stock)*	8,100	136,647
NCR Corp.*	41,700	331,515
Red Hat, Inc.*	39,700	708,248

		8,946,369

Conglomerates — 1.8%
General Electric Co.	287,370	2,905,311

Construction — 0.5%
Jacobs Engineering Group, Inc.*	22,000	850,520

Construction Materials — 0.1%
Eagle Materials, Inc.	9,400	227,950

Consumer Finance — 0.1%
World Acceptance Corp.*	10,700	182,970

Consumer Products & Services — 3.3%
American Greetings Corp. (Class A Stock)	9,200	46,552
Colgate-Palmolive Co.	21,800	1,285,764
Kimberly-Clark Corp.	10,625	489,919
Procter & Gamble Co.	74,100	3,489,369

		5,311,604

Containers & Packaging — 0.1%
Crown Holdings, Inc.*	5,600	127,288

Distribution/Wholesale — 0.5%
WESCO International, Inc.*	42,100	762,852

Distributors
Core-Mark Holding Co., Inc.*	3,900	71,058

Diversified Financial Services — 2.0%
Ameriprise Financial, Inc.	24,100	493,809
Goldman Sachs Group, Inc. (The)	12,700	1,346,454
Interactive Brokers Group, Inc. (Class A Stock)*	19,600	316,148
Investment Technology Group, Inc.*	6,400	163,328
Morgan Stanley	37,500	853,875
SLM Corp.*	5,800	28,710

		3,202,324

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	109,200	2,751,840
Embarq Corp.	800	30,280
Verizon Communications, Inc.	79,400	2,397,880

		5,180,000

Electric — 0.9%
AAON, Inc.	6,300	114,156
Daktronics, Inc.	31,600	206,980
Exelon Corp.	9,200	417,588
NV Energy, Inc.	21,200	199,068
Public Service Enterprise Group, Inc.	15,800	465,626

		1,403,418

Electric Utilities — 1.4%
American Electric Power Co., Inc.	33,200	838,632
El Paso Electric Co.*	10,200	143,718
Entergy Corp.	7,800	531,102
FirstEnergy Corp.	7,000	270,200
Pepco Holdings, Inc.	44,900	560,352

		2,344,004

Electronic Components — 1.5%
Avnet, Inc.*	20,000	350,200
Dolby Laboratories, Inc. (Class A Stock)*	1,500	51,165
Emerson Electric Co.	36,600	1,046,028
Hawaiian Electric Industries, Inc.	14,100	193,734
Thomas & Betts Corp.*	22,400	560,448
Tyco Electronics Ltd. (Bermuda)	10,200	112,608
Tyco International Ltd. (Switzerland)	10,300	201,468

		2,515,651

Electronic Equipment & Instruments — 0.1%
Ingram Micro, Inc. (Class A Stock)*	16,800	212,352

Energy Equipment
IHS, Inc. (Class A Stock)*	1,300	53,534

Energy Equipment & Services — 0.7%
Dresser-Rand Group, Inc.*	25,300	559,130
Noble Corp.	15,700	378,213
Superior Energy Services, Inc.*	20,500	264,245

		1,201,588

Engineering/Construction — 0.8%
Fluor Corp.	23,600	815,380
KBR, Inc.	29,400	406,014

		1,221,394

Environmental Control — 0.5%
Stericycle, Inc.*	16,000	763,680

Farming & Agriculture — 0.4%
Bunge Ltd. (Bermuda)	11,900	674,135

Financial — Bank & Trust — 1.3%
First Midwest Bancorp, Inc.	8,600	73,874
Prospect Capital Corp.	12,000	102,240
U.S. Bancorp	39,760	580,894
Wells Fargo & Co.	91,101	1,297,278

		2,054,286

Financial — Brokerage
Compass Diversified Holdings	6,900	61,548

Financial Services — 1.5%
Charles Schwab Corp. (The)	12,500	193,750
Citigroup, Inc.	107,800	272,734

JPMorgan Chase & Co.	74,976	1,992,862

		2,459,346

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	1,400	38,486
Kroger Co. (The)	900	19,098
Safeway, Inc.	47,300	954,987
Spartan Stores, Inc.	12,400	191,084
Wal-Mart Stores, Inc.	45,100	2,349,710
Weis Markets, Inc.	1,700	52,768

		3,606,133

Food Products — 1.6%
Chiquita Brands International, Inc.*	16,800	111,384
ConAgra Foods, Inc.	54,100	912,667
Del Monte Foods Co.	40,300	293,787
General Mills, Inc.	17,600	877,888
Kraft Foods, Inc. (Class A Stock)	5,500	122,595
Sara Lee Corp.	15,300	123,624
SYSCO Corp.	8,800	200,640

		2,642,585

Gas Utilities — 0.5%
Energen Corp.	13,100	381,603
ONEOK, Inc.	16,800	380,184

		761,787

Healthcare Equipment & Supplies — 1.5%
C.R. Bard, Inc.	400	31,888
Cantel Medical Corp.*	3,400	43,758
Covidien Ltd.	7,700	255,948
Gen-Probe, Inc.*	18,000	820,440
Haemonetics Corp.*	600	33,048
Kinetic Concepts, Inc.*	5,500	116,160
Masimo Corp.*	7,500	217,350
Orthofix International NV (Netherlands)*	4,100	75,932
ResMed, Inc.*	15,200	537,168
St. Jude Medical, Inc.*	1,300	47,229
STERIS Corp.	10,100	235,128

		2,414,049

Healthcare Products — 0.5%
Baxter International, Inc.	3,700	189,514
Invacare Corp.	13,400	214,802
Synovis Life Technologies, Inc.*	6,800	94,112
Varian Medical Systems, Inc.*	5,500	167,420
Vnus Medical Technologies, Inc.*	3,900	82,953

		748,801

Healthcare Providers & Services — 1.8%
CIGNA Corp.	9,000	158,310
Express Scripts, Inc.*	20,300	937,251
Health Net, Inc.*	3,600	52,128
HealthSouth Corp.*	2,000	17,760
Kindred Healthcare, Inc.*	11,700	174,915
MedCath Corp.*	3,100	22,537
Medco Health Solutions, Inc.*	18,400	760,656
Quest Diagnostics, Inc.	7,600	360,848
WellPoint, Inc.*	12,100	459,437

		2,943,842

Healthcare Services — 1.3%
Coventry Health Care, Inc.*	56,400	729,816
Hill-Rom Holdings, Inc.	19,000	187,910
Humana, Inc.*	23,300	607,664
UnitedHealth Group, Inc.	25,100	525,343

		2,050,733

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	24,700	533,520
Chipotle Mexican Grill, Inc. (Class A Stock)*	2,500	165,950
International Speedway Corp. (Class A Stock)	21,800	480,908
McDonald’s Corp.	25,800	1,407,906
Royal Caribbean Cruises Ltd.	24,100	193,041
WMS Industries, Inc.*	8,000	167,280
Wyndham Worldwide Corp.	4,200	17,640
Yum! Brands, Inc.	5,700	156,636

		3,122,881

Household Durables — 0.7%
Blyth, Inc.	10,400	271,752
Leggett & Platt, Inc.	65,100	845,649
Newell Rubbermaid, Inc.	3,700	23,606

		1,141,007

Household Products — 0.5%
Jarden Corp.*	64,100	812,147

Independent Power Producers & Energy Traders — 0.6%
Mirant Corp.*	34,300	391,020
NRG Energy, Inc.*	28,500	501,600
Reliant Energy, Inc.*	9,900	31,581

		924,201

Insurance — 4.0%
Aflac, Inc.	28,390	549,630
Allied World Assurance Co. Holdings Ltd.	10,600	403,118
Allstate Corp. (The)	15,500	296,825
American Financial Group, Inc.	25,200	404,460
Assurant, Inc.	19,000	413,820
AXIS Capital Holdings Ltd. (Bermuda)	18,600	419,244
Chubb Corp.	7,300	308,936
CNA Financial Corp.	25,900	237,244
Delphi Financial Group, Inc. (Class A Stock)	5,300	71,338
Endurance Specialty Holdings Ltd. (Bermuda)	13,600	339,184
Hartford Financial Services Group, Inc. (The)	9,500	74,575
Lincoln National Corp.	6,100	40,809
Loews Corp.	2,200	48,620
MetLife, Inc.	27,300	621,621
OneBeacon Insurance Group Ltd. (Bermuda)	1,500	14,490
Principal Financial Group, Inc.	14,100	115,338
Protective Life Corp.	26,500	139,125
Reinsurance Group of America, Inc.	600	19,434
SeaBright Insurance Holdings, Inc.*	6,900	72,174
StanCorp Financial Group, Inc.	18,600	423,708
Transatlantic Holdings, Inc.	1,600	57,072
Travelers Cos., Inc. (The)	21,600	877,824
Unum Group	39,200	490,000

White Mountains Insurance Group Ltd.	200	34,382
XL Capital Ltd. (Class A Stock) (Bermuda)	7,100	38,766

		6,511,737

Internet — 1.3%
EarthLink, Inc.*	74,600	490,122
McAfee, Inc.*	12,500	418,750
Stamps.com, Inc.*	5,900	57,230
Symantec Corp.*	70,600	1,054,764

		2,020,866

Internet & Catalog Retail — 0.5%
PetMed Express, Inc.*	16,500	271,920
priceline.com, Inc.*	7,000	551,460

		823,380

Internet Services — 2.0%
Expedia, Inc.*	15,700	142,556
F5 Networks, Inc.*	36,900	773,055
Google, Inc. (Class A Stock)*	6,100	2,123,166
j2 Global Communications, Inc.*	6,400	140,096
Keynote Systems, Inc.*	7,400	58,682
Shutterfly, Inc.*	7,500	70,275

		3,307,830

Internet Software & Services
PC-Tel, Inc.	9,700	41,710

Investment Companies — 0.2%
Ares Capital Corp.	4,800	23,232
Hercules Technology Growth Capital, Inc.	7,600	38,000
MVC Capital, Inc.	5,800	48,778
Raymond James Financial, Inc.	8,700	171,390

		281,400

IT Services — 1.4%
Acxiom Corp.	16,900	125,060
DST Systems, Inc.*	15,100	522,762
Hewitt Associates, Inc. (Class A Stock)*	15,600	464,256
MasterCard, Inc. (Class A Stock)	5,400	904,392
Metavante Technologies, Inc.*	11,300	225,548
NeuStar, Inc. (Class A Stock)*	2,300	38,525
RightNow Technologies, Inc.*	6,000	45,420

		2,325,963

Leisure — 0.2%
Harley-Davidson, Inc.	29,100	389,649

Leisure Equipment & Products — 0.2%
Smith & Wesson Holding Corp.*	56,600	340,732

Life Science Tools & Services — 0.2%
Millipore Corp.*	4,400	252,604
Thermo Fisher Scientific, Inc.*	1,600	57,072

		309,676

Machinery — 0.8%
AGCO Corp.*	12,200	239,120
Bucyrus International, Inc.	8,800	133,584
Dover Corp.	8,900	234,782
ITT Industries, Inc.	9,200	353,924
Trinity Industries, Inc.	33,500	306,190

		1,267,600

Machinery & Equipment — 0.2%
Colfax Corp.*	7,100	48,777
Columbus McKinnon Corp.*	26,500	231,080
John Bean Technologies Corp.	5,032	52,635

		332,492

Media — 1.9%
CBS Corp. (Class B Stock)	34,850	133,824
Comcast Corp. (Class A Stock)	1,600	21,824
DIRECTV Group, Inc. (The)*	45,200	1,030,108
Gannett Co., Inc.	6,900	15,180
Liberty Media Corp. — Entertainment (Class A Stock)*	36,700	732,165
Meredith Corp.	15,400	256,256
Scholastic Corp.	1,400	21,098
Time Warner Cable, Inc.	7,549	187,224
Time Warner, Inc.	24,100	465,130
Walt Disney Co. (The)	12,600	228,816

		3,091,625

Medical Supplies & Equipment — 1.7%
Becton, Dickinson and Co.	12,900	867,396
Forest Laboratories, Inc.*	26,900	590,724
Medtronic, Inc.	44,800	1,320,256

		2,778,376

Metals & Mining — 2.3%
A.M. Castle & Co.	4,600	41,032
Carpenter Technology Corp.	10,500	148,260
Cliffs Natural Resources, Inc.	12,200	221,552
Commercial Metals Co.	51,400	593,670
Compass Minerals International, Inc.	700	39,459
Kaiser Aluminum Corp.	2,900	67,048
Newmont Mining Corp.	12,900	577,404
Peabody Energy Corp.	32,500	813,800
Precision Castparts Corp.	3,000	179,700
Reliance Steel & Aluminum Co.	17,000	447,610
RTI International Metals, Inc.*	10,300	120,510
Steel Dynamics, Inc.	17,200	151,532
Titanium Metals Corp.	47,300	258,731

		3,660,308

Miscellaneous Manufacturers — 0.3%
Cooper Industries Ltd. (Class A Stock)	21,000	543,060

Miscellaneous Manufacturing — 0.4%
3M Co.	4,600	228,712
Crane Co.	11,000	185,680
EnPro Industries, Inc.*	15,100	258,210
Polypore International, Inc.*	4,500	18,090

		690,692

Multi-Utilities — 1.3%
Ameren Corp.	18,200	422,058
CenterPoint Energy, Inc.	55,000	573,650
Integrys Energy Group, Inc.	10,400	270,816
NiSource, Inc.	64,500	632,100

TECO Energy, Inc.	17,800	198,470

		2,097,094

Office Electronics — 0.2%
Xerox Corp.	57,800	262,990

Oil & Gas — 0.9%
Diamond Offshore Drilling, Inc.	12,600	792,036
Murphy Oil Corp.	14,700	658,119

		1,450,155

Oil & Gas Exploration/Production — 0.1%
Mariner Energy, Inc.*	18,400	142,600

Oil, Gas & Consumable Fuels — 12.1%
Apache Corp.	1,400	89,726
Chevron Corp.	47,046	3,163,373
ConocoPhillips	49,700	1,946,252
CONSOL Energy, Inc.	8,300	209,492
Devon Energy Corp.	8,200	366,458
ENSCO International, Inc.	29,700	784,080
Exxon Mobil Corp.	98,500	6,707,850
Forest Oil Corp.*	45,700	600,955
Marathon Oil Corp.	23,300	612,557
Matrix Service Co.*	8,700	71,514
Newfield Exploration Co.*	8,200	186,140
Occidental Petroleum Corp.	3,400	189,210
Plains Exploration & Production Co.*	33,300	573,759
Schlumberger Ltd. (Netherlands)	29,000	1,177,980
SEACOR Holdings, Inc.*	8,200	478,142
Sempra Energy	3,900	180,336
Southwestern Energy Co.*	30,000	890,700
Swift Energy Co.*	3,200	23,360
Tesoro Corp.	28,500	383,895
Valero Energy Corp.	29,800	533,420
Western Refining, Inc.*	37,300	445,362

		19,614,561

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	27,500	329,725
Owens-Illinois, Inc.*	2,400	34,656

		364,381

Pharmaceuticals — 8.1%
Abbott Laboratories	30,800	1,469,160
Allergan, Inc.	15,300	730,728
American Medical Systems Holdings, Inc.*	17,600	196,240
Bristol-Myers Squibb Co.	53,000	1,161,760
Cephalon, Inc.*	12,100	824,010
Eli Lilly & Co.	43,200	1,443,312
Endo Pharmaceuticals Holdings, Inc.*	9,000	159,120
Johnson & Johnson	45,000	2,367,000
Medicines Co. (The)*	13,800	149,592
Merck & Co., Inc.	50,600	1,353,550
Pfizer, Inc.	155,520	2,118,182
Warner Chilcott Ltd. (Class A Stock)*	63,500	668,020
Watson Pharmaceuticals, Inc.*	2,300	71,553
Wyeth	9,500	408,880

		13,121,107

Printing & Publishing — 0.1%
RR Donnelley & Sons Co.	11,900	87,227

Real Estate Investment Trusts — 1.6%
Annaly Capital Management, Inc.	36,700	509,029
Apartment Investment & Management Co. (Class A Stock)	4,700	25,756
Brandywine Realty Trust	25,900	73,815
Colonial Properties Trust	9,700	36,957
Duke Realty Corp.	21,800	119,900
Hospitality Properties Trust	32,900	394,800
Host Hotels & Resorts, Inc.	29,000	113,680
Mack-Cali Realty Corp.	21,600	427,896
ProLogis	35,800	232,700
Simon Property Group, Inc.	2,456	85,076
SL Green Realty Corp.	33,500	361,800
UDR, Inc.	13,700	117,957
Weingarten Realty Investors	14,400	137,088

		2,636,454

Restaurants — 0.9%
California Pizza Kitchen, Inc.*	48,500	634,380
Panera Bread Co. (Class A Stock)*	14,900	832,910

		1,467,290

Retail & Merchandising — 3.1%
Aeropostale, Inc.*	30,100	799,456
AnnTaylor Stores Corp.*	9,900	51,480
Big Lots, Inc.*	10,100	209,878
BJ’s Wholesale Club, Inc.*	600	19,194
Coach, Inc.*	55,200	921,840
hhgregg, Inc.*	2,200	31,130
Home Depot, Inc. (The)	28,120	662,507
Macy’s, Inc.	15,500	137,950
Pantry, Inc. (The)*	8,600	151,446
Ross Stores, Inc.	24,800	889,824
Target Corp.	14,700	505,533
TJX Cos., Inc.	2,600	66,664
Tractor Supply Co.*	14,900	537,294

		4,984,196

Retail Apparel — 0.6%
Gap, Inc. (The)	71,500	928,785

School — 0.1%
Career Education Corp.*	6,500	155,740

Semiconductor & Semi-Conductor Instruments — 0.1%
NVE Corp.*	4,900	141,169

Semiconductors — 3.7%
Analog Devices, Inc.	40,300	776,581
Broadcom Corp. (Class A Stock)*	17,300	345,654
Cree, Inc.*	5,700	134,121
Integrated Device Technology, Inc.*	39,600	180,180
Intel Corp.	164,080	2,469,404
LSI Corp.*	12,900	39,216
Marvell Technology Group Ltd. (Bermuda)*	43,400	397,544
Micrel, Inc.	60,900	428,736
National Semiconductor Corp.	32,100	329,667

QLogic Corp.*	10,700	118,984
Skyworks Solutions, Inc.*	800	6,448
Tessera Technologies, Inc.*	3,000	40,110
Texas Instruments, Inc.	41,300	681,863

		5,948,508

Semiconductors & Semiconductor Equipment — 1.1%
Cypress Semiconductor Corp.*	3,300	22,341
Linear Technology Corp.	8,000	183,840
Microchip Technology, Inc.	7,600	161,044
Silicon Laboratories, Inc.*	28,300	747,120
Xilinx, Inc.	32,300	618,868

		1,733,213

Software — 1.4%
Automatic Data Processing, Inc.	4,100	144,156
CA, Inc.	31,900	561,759
FactSet Research Systems, Inc.	3,300	164,967
Interactive Intelligence, Inc.*	3,900	35,334
JDA Software Group, Inc.*	1,600	18,480
Novell, Inc.*	6,900	29,394
Oracle Corp.	34,000	614,380
SPSS, Inc.*	12,800	363,904
Synopsys, Inc.*	15,600	323,388

		2,255,762

Specialty Retail — 0.2%
Monro Muffler Brake, Inc.	11,200	306,096

Telecommunications — 1.5%
CenturyTel, Inc.	11,400	320,568
Corning, Inc.	9,100	120,757
Harris Corp.	22,300	645,362
MetroPCS Communications, Inc.*	23,900	408,212
NTELOS Holdings Corp.	7,300	132,422
Telephone & Data Systems, Inc.	6,000	159,060
Windstream Corp.	75,600	609,336

		2,395,717

Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	17,300	158,987
Flushing Financial Corp.	6,800	40,936
New York Community Bancorp, Inc.	9,400	104,998
Webster Financial Corp.	5,500	23,375

		328,296

Tobacco — 1.7%
Altria Group, Inc.	63,650	1,019,673
Philip Morris International, Inc.	23,250	827,235
Reynolds American, Inc.	24,400	874,496

		2,721,404

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc.*	15,100	202,189
MSC Industrial Direct Co., Inc. (Class A stock)	3,900	121,173

		323,362

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	8,500	511,275
HUB Group, Inc. (Class A Stock)*	2,600	44,200
Norfolk Southern Corp.	30,500	1,029,375
Overseas Shipholding Group, Inc.	18,000	408,060
Ryder System, Inc.	18,600	526,566
Union Pacific Corp.	16,900	694,759

		3,214,235

Utilities — 1.8%
AES Corp. (The)*	114,800	666,988
American Water Works Co., Inc.	40,900	786,916
CMS Energy Corp.	3,400	40,256
Dominion Resources, Inc.	7,400	229,326
DTE Energy Co.	16,600	459,820
Edison International	18,500	532,985
PPL Corp.	6,200	178,002

		2,894,293

Wireless Telecommunication Services — 0.1%
USA Mobility, Inc.	9,500	87,495

TOTAL LONG-TERM INVESTMENTS (cost $272,408,253)		201,815,014

SHORT-TERM INVESTMENTS — 3.5%

AFFILIATED MONEY MARKET MUTUAL FUND — 3.0%
Dryden Core Investment Fund — Taxable Money Market Series(w) (cost $4,897,368)	4,897,368	4,897,368

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.5%
U.S. Treasury Bills (cost $779,800)
0.01%	06/11/09	$780	779,936

TOTAL SHORT-TERM INVESTMENTS (cost $5,677,168)			5,677,304

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.0% (cost $278,085,421)			207,492,318

	Shares
SECURITIES SOLD SHORT — (28.5)%

Advertising — (0.1)%
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	57,900	(212,493)

Aerospace & Defense — (0.4)%
BE Aerospace, Inc.*	80,400	(697,068)

Airlines
Delta Air Lines, Inc.*	8,200	(46,166)

Auto Parts & Equipment — (0.6)%
Goodyear Tire & Rubber Co. (The)*	96,300	(602,838)
O’Reilly Automotive, Inc.*	10,300	(360,603)

		(963,441)

Beverages — (0.3)%
Central European Distribution Corp.*	41,400	(445,464)

Biotechnology — (0.8)%
Celgene Corp.*	1,700	(75,480)

Illumina, Inc.*	15,800	(588,392)
Life Technologies Corp.*	4,100	(133,168)
Vertex Pharmaceuticals, Inc.*	19,900	(571,727)

		(1,368,767)

Building Materials — (0.2)%
USG Corp.*	43,400	(330,274)

Business Services — (0.6)%
FTI Consulting, Inc.*	8,700	(430,476)
Navigant Consulting, Inc.*	39,600	(517,572)

		(948,048)

Cable — (0.2)%
Scripps Networks Interactive, Inc. (Class A Stock)	12,900	(290,379)

Capital Markets — (0.2)%
Lazard Ltd. (Class A Stock)	12,200	(358,680)

Chemicals — (0.8)%
Ecolab, Inc.	4,400	(152,812)
International Flavors & Fragrances, Inc.	13,500	(411,210)
Sensient Technologies Corp.	33,200	(780,200)

		(1,344,222)

Commercial Services — (1.0)%
Dun & Bradstreet Corp. (The)	3,000	(231,000)
Iron Mountain, Inc.*	11,800	(261,606)
LKQ Corp.*	47,200	(673,544)
Quanta Services, Inc.*	22,200	(476,190)

		(1,642,340)

Computer Services & Software — (0.4)%
Electronic Arts, Inc.*	33,900	(616,641)

Computers — (0.9)%
Cognizant Technology Solutions Corp. (Class A Stock)*	29,900	(621,621)
Jack Henry & Associates, Inc.	3,000	(48,960)
SRA International, Inc. (Class A Stock)*	52,100	(765,870)

		(1,436,451)

Computers & Peripherals — (0.5)%
SanDisk Corp.*	59,900	(757,735)

Construction — (0.8)%
Pulte Homes, Inc.	54,700	(597,871)
Toll Brothers, Inc.*	41,100	(746,376)

		(1,344,247)

Consumer Products & Services — (0.8)%
Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	22,200	(547,230)
Scotts Miracle-Gro Co. (The) (Class A Stock)	23,300	(808,510)

		(1,355,740)

Diversified — (0.4)%
Matthews International Corp. (Class A Stock)	21,300	(613,653)

Diversified Financial Services — (0.4)%
Affiliated Managers Group, Inc.*	8,200	(342,022)
NASDAQ OMX Group (The)*	14,200	(278,036)

		(620,058)

Education — (0.2)%
DeVry, Inc.	5,400	(260,172)

Electric — (0.3)%
Wisconsin Energy Corp.	11,000	(452,870)

Electric Utilities — (0.3)%
MDU Resources Group, Inc.	17,600	(284,064)
Northeast Utilities	9,400	(202,946)

		(487,010)

Electronic Components — (0.1)%
Energizer Holdings, Inc.*	5,100	(253,419)

Electronic Components & Equipment — (0.4)%
FLIR Systems, Inc.*	3,200	(65,536)
Molex, Inc.	41,600	(571,584)

		(637,120)

Electronics — (0.4)%
Amphenol Corp. (Class A Stock)	23,300	(663,817)

Energy Equipment — (0.1)%
Pride International, Inc.*	11,400	(204,972)

Energy Equipment & Services — (0.3)%
Atwood Oceanics, Inc.*	14,400	(238,896)
Baker Hughes, Inc.	8,500	(242,675)

		(481,571)

Engineering/Construction — (0.5)%
Aecom Technology Corp.*	28,600	(745,888)

Entertainment — (0.6)%
Macrovision Solutions Corp.*	45,100	(802,329)
Scientific Games Corp. (Class A Stock)*	15,400	(186,494)

		(988,823)

Environmental Services — (0.2)%
Mine Safety Appliances Co.	17,600	(352,352)

Food Products — (0.1)%
Lancaster Colony Corp.	3,300	(136,884)

Forest Products & Paper — (0.1)%
Rayonier, Inc.	4,600	(139,012)

Healthcare Equipment & Supplies — (0.4)%
Intuitive Surgical, Inc.*	6,600	(629,376)

Healthcare Products — (0.1)%
DENTSPLY International, Inc.	4,500	(120,825)

Healthcare Products & Services — (0.1)%
WellCare Health Plans, Inc.*	9,800	(110,250)

Healthcare Services — (0.8)%
Laboratory Corp. of America Holdings*	10,000	(584,900)

Lincare Holdings, Inc.*	31,500	(686,700)

		(1,271,600)

Home Builders
NVR, Inc.*	100	(42,775)

Hotel / Resort & Entertainment Property — (0.3)%
International Game Technology	34,000	(313,480)
Orient-Express Hotels Ltd. (Class A Stock)(Bermuda)	53,400	(218,940)

		(532,420)

Hotels, Restaurants & Leisure
Starbucks Corp.*	6,900	(76,659)

Independent Power Producers & Energy Traders — (0.1)%
Constellation Energy Group, Inc.	8,100	(167,346)

Insurance — (0.7)%
Arthur J. Gallagher & Co.	16,800	(285,600)
Fidelity National Financial, Inc. (Class A Stock)	15,300	(298,503)
HCC Insurance Holdings, Inc.	8,300	(209,077)
Mercury General Corp.	10,500	(311,850)

		(1,105,030)

Internet Services — (0.2)%
IAC/InterActiveCorp*	20,700	(315,261)

Iron / Steel
Nucor Corp.	1,300	(49,621)

Machinery — (0.2)%
Manitowoc Co., Inc. (The)	84,400	(275,988)

Machinery & Equipment — (0.3)%
Caterpillar, Inc.	13,500	(377,460)
Wabtec Corp.	2,000	(52,760)

		(430,220)

Manufacturing — (0.4)%
AptarGroup, Inc.	23,900	(744,246)

Metals & Mining — (0.1)%
Freeport-McMoRan Copper & Gold, Inc.	2,200	(83,842)

Multi-Line Retail — (0.1)%
JC Penney Co., Inc.	6,400	(128,448)

Oil & Gas
Nabors Industries Ltd. (Bermuda)*	3,300	(32,967)

Oil & Gas Equipment & Services — (0.4)%
Smith International, Inc.	28,600	(614,328)

Oil, Gas & Consumable Fuels — (2.7)%
Cabot Oil & Gas Corp.	27,000	(636,390)
Chesapeake Energy Corp.*	19,000	(324,140)
Denbury Resources, Inc.*	13,500	(200,610)
EQT Corp.	15,900	(498,147)
Exterran Holdings, Inc.*	8,100	(129,762)
Nicor, Inc.	22,600	(750,998)
Noble Energy, Inc.	2,400	(129,312)
Petrohawk Energy Corp.*	32,400	(623,052)
Quicksilver Resources, Inc.*	74,000	(409,960)
SandRidge Energy, Inc.*	74,100	(488,319)
Whiting Petroleum Corp.*	7,900	(204,215)

		(4,394,905)

Pharmaceuticals — (0.4)%
BioMarin Pharmaceutical, Inc.*	55,300	(682,955)

Real Estate Investment Trusts — (0.9)%
BRE Properties, Inc.	5,200	(102,076)
Digital Realty Trust, Inc.	10,600	(351,708)
Federal Realty Investment Trust	6,700	(308,200)
HCP, Inc.	13,300	(237,405)
Health Care REIT, Inc.	9,100	(278,369)
Regency Centers Corp.	2,800	(74,396)
Ventas, Inc.	5,700	(128,877)

		(1,481,031)

Retail & Merchandising — (1.3)%
Brown & Brown, Inc.	18,700	(353,617)
Dick’s Sporting Goods, Inc.*	28,600	(408,122)
NBTY, Inc.*	20,200	(284,416)
PetSmart, Inc.	17,900	(375,184)
Staples, Inc.	15,600	(282,516)
Tiffany & Co.	16,000	(344,960)

		(2,048,815)

Semiconductors — (0.8)%
MEMC Electronic Materials, Inc.*	36,800	(606,832)
NVIDIA Corp.*	65,200	(642,872)

		(1,249,704)

Semiconductors & Semiconductor Equipment — (2.4)%
Applied Materials, Inc.	44,200	(475,150)
KLA-Tencor Corp.	33,400	(668,000)
Lam Research Corp.*	28,400	(646,668)
Micron Technology, Inc.*	168,300	(683,298)
Novellus Systems, Inc.*	35,900	(597,017)
Varian Semiconductor Equipment Associates, Inc.*	36,300	(786,258)

		(3,856,391)

Software — (0.8)%
Activision Blizzard, Inc.*	33,200	(347,272)
ANSYS, Inc.*	29,800	(747,980)
Citrix Systems, Inc.*	8,100	(183,384)

		(1,278,636)

Telecommunications — (1.1)%
Ciena Corp.*	38,300	(297,974)
Polycom, Inc.*	48,000	(738,720)
SBA Communications Corp. (Class A Stock)*	31,400	(731,620)

		(1,768,314)

Textiles, Apparel & Luxury Goods — (0.1)%
Timberland Co. (Class A Stock)*	8,600	(102,684)

Thrifts & Mortgage Finance — (0.1)%
People’s United Financial, Inc.	13,100	(235,407)

Transportation — (0.5)%
Alexander & Baldwin, Inc.	25,800	(490,974)
Kansas City Southern*	3,700	(47,027)

Werner Enterprises, Inc.	22,900	(346,248)

		(884,249)

Water — (0.2)%
Aqua America, Inc.	15,500	(310,000)

TOTAL SECURITIES SOLD SHORT (proceeds received $63,948,342)		(46,220,070)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.5% (cost $214,137,079)		161,272,248

Other assets in excess of other liabilities(x) — 0.5%		857,866

NET ASSETS — 100.0%		$162,130,114

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of other liabilities includes net unrealized appreciation on futures contracts as follows:
Future contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Month	Trade Date	March 31, 2009	Appreciation
Long Positions:
25	S&P Mid 400 E-Mini	Jun 09	$1,169,515	$1,219,750	$50,235
26	S&P 500 Futures	Jun 09	5,007,775	5,166,200	158,425

					$208,660	(1)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices — Long	$206,712,382	$208,660
Level 1 — Quoted Prices — Short	(46,220,070)
Level 2 — Other Significant Observable Inputs	779,936	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$161,272,248	$208,660

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SCHRODERS MULTI ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.5%

COMMON STOCKS — 56.0%

Australia — 0.7%
Adelaide Brighton Ltd.	182	$248
ASX Ltd.	857	17,474
BHP Billiton Ltd.	3,827	84,581
Billabong International Ltd.	4,421	26,116
BlueScope Steel Ltd.	27,292	48,959
Campbell Brothers Ltd.	1,406	13,362
Cochlear Ltd.	1,053	36,720
Commonwealth Property Office Fund	88,988	55,985
Computershare Ltd.	6,620	40,365
CSL Ltd.	5,213	117,796
Fairfax Media Ltd.	58,651	41,395
Felix Resources Ltd.	2,258	13,831
ING Industrial Fund	2,881	250
ING Office Fund	84,834	25,109
Leighton Holdings Ltd.	1,961	26,289
Macquarie Group Ltd.	3,164	59,578
Orchard Industrial Property Fund	54,300	5,118
Qantas Airways Ltd.	52,988	64,025
QBE Insurance Group Ltd.	5,093	68,323
Sonic Healthcare Ltd.	6,503	50,092
Suncorp-Metway Ltd.	17,234	71,978
Sunland Group Ltd.	40,496	16,914
Watpac Ltd.	1,078	809
Wesfarmers Ltd.	3,006	39,722
West Australian Newspapers Holdings Ltd.	5,973	18,344
Westpac Banking Corp.	2,627	34,690
Woodside Petroleum Ltd.	3,065	81,640
Woolworths Ltd.	7,151	124,117

		1,183,830

Austria — 0.5%
Andritz AG	790	24,309
OMV AG	3,603	120,631
Telekom Austria AG	17,120	259,301
Verbund — Oesterreichische Elektrizitaetswirtschafts AG (Class A Stock)	2,308	87,669
Vienna Insurance Group	4,615	132,625
Voestalpine AG	8,166	106,866

		731,401

Bahamas
Teekay Tankers Ltd. (Class A Stock)	1,400	13,314

Belgium — 0.4%
Anheuser-Busch InBev NV	1,759	48,481
Anheuser-Busch InBev NV (Coupon)*	8,752	35
Belgacom SA	3,957	124,072
Colruyt SA	401	91,999
Delhaize Group	2,166	140,463
Dexia NV/SA	6,942	23,980
Euronav NV	2,399	35,315
Fortis	7,724	14,193
Mobistar SA	991	62,607
Tessenderlo Chemie NV	1,998	60,789

		601,934

Bermuda — 0.3%
Accenture Ltd. (Class A Stock)	4,600	126,454
Bunge Ltd.	1,900	107,635
Catlin Group Ltd.	15,616	70,131
Cooper Industries Ltd. (Class A Stock)	2,400	62,064
Endurance Specialty Holdings Ltd.	2,800	69,832
Frontline Ltd. (CHIX)	2,200	39,284
Frontline Ltd. (XNYS)(a)	1,700	29,563
Tsakos Energy Navigation Ltd.	2,200	30,998

		535,961

Brazil — 0.5%
AES Tiete SA (PRFC Shares)	3,200	24,499
Braskem SA, ADR	1,800	7,398
Centrais Eletricas Brasileiras SA (PRFC B Shares)	2,700	29,017
Centrais Eletricas de Santa Catarina SA (PRFC B Shares)	1,000	13,635
Cia de Gas de Sao Paulo (PRFC A Shares)	800	10,405
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	800	17,080
Cia Energetica de Minas Gerais (PRFC Shares)	1,900	28,135
Cia Energetica de Minas Gerais, ADR	5,300	78,334
Cia Energetica do Ceara (PRFC Shares)	1,200	11,794
Cia Paranaense de Energia, ADR	2,200	22,946
CPFL Energia SA	6,500	88,264
EDP — Energias do Brasil SA	1,500	15,726
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (PRFC B Shares)	2,700	38,095
Gerdau SA, ADR	13,500	73,845
Light SA	3,900	37,659
Natura Cosmeticos SA	7,400	72,509
Petroleo Brasileiro SA (PRFC Shares)	3,100	38,246
Souza Cruz SA	2,064	39,469
Tele Norte Leste Participacoes SA (PRFC Shares)	3,600	49,893
Telecomunicacoes de Sao Paulo SA, ADR	3,700	76,886
Tractebel Energia SA	8,000	59,006
Usinas Siderurgicas de Minas Gerais SA (PRFC A Shares)	3,400	43,135

		875,976

Canada — 2.4%
AGF Management Ltd. (Class B Stock)	5,700	37,253
ATCO Ltd. (Class I Stock)	2,400	68,528
Baytex Energy Trust (XNYS)	4,000	48,280
Baytex Energy Trust (XTSE)	2,900	34,732
BCE, Inc.	3,500	69,733
Bonavista Energy Trust	6,000	72,811
Boralex Power Income Fund	7,200	22,386
Canadian Natural Resources Ltd.	1,800	69,827
Canadian Oil Sands Trust	10,900	209,649

Canadian Utilities Ltd. (Class A Stock)	1,300	37,893
Celestica, Inc.*	4,500	15,883
CML Healthcare Income Fund	1,500	15,657
Davis & Henderson Income Fund	3,700	34,981
Empire Co. Ltd. (Class A Stock)	1,400	58,852
Enbridge, Inc.	1,500	43,246
EnCana Corp.	5,100	208,725
Enerflex Systems Income Fund	7,100	52,203
Enerplus Resources Fund (XNYS)	5,500	90,035
Enerplus Resources Fund (XTSE)	2,907	47,958
First Quantum Minerals Ltd.	1,800	50,682
Freehold Royalty Trust	2,300	16,236
GAZ Metro LP	2,400	27,145
George Weston Ltd.	2,800	129,918
Gildan Activewear, Inc.*	3,300	26,854
Great-West Lifeco, Inc.	12,500	175,583
Husky Energy, Inc.	11,500	243,992
Imperial Oil Ltd.	4,300	156,202
Industrial Alliance Insurance and Financial Services, Inc.	2,800	44,039
Keyera Facilities Income Fund	3,700	45,575
Macquarie Power & Infrastructure Income Fund	4,100	16,552
Manitoba Telecom Services, Inc.	3,100	78,557
Medical Facilities Corp.	2,100	11,859
Methanex Corp.	3,000	23,438
NAL Oil & Gas Trust	5,100	27,506
Nexen, Inc.	4,800	81,396
Pengrowth Energy Trust	10,900	61,382
Petro-Canada	9,100	244,461
Potash Corp. of Saskatchewan	700	56,603
Power Corp. of Canada	5,600	87,278
Power Financial Corp.	2,700	44,072
Provident Energy Trust	6,000	22,890
Ritchie Bros. Auctioneers, Inc.	1,100	20,738
Rogers Communications, Inc. (Class B Stock)	5,400	124,421
Royal Bank of Canada	2,100	61,261
Shaw Communications, Inc. (Class B Stock)	5,900	89,941
Shoppers Drug Mart Corp.	2,700	92,812
Sierra Wireless, Inc.*	2,500	9,022
Talisman Energy, Inc.	12,500	132,356
Teck Cominco Ltd. (Class B Stock)	2,300	12,765
TMX Group, Inc.	2,700	76,559
Toromont Industries Ltd.	3,300	61,404
Toronto-Dominion Bank (The)	1,500	51,705
Trilogy Energy Trust	2,100	9,268
Ultra Petroleum Corp.*	1,300	46,657
Vermilion Energy Trust	3,800	81,075
Wajax Income Fund	1,700	17,434

		3,798,270

Cayman Islands — 0.1%
Herbalife Ltd.	1,500	22,470
Seagate Technology(a)	12,800	76,928

		99,398

Chile — 0.2%
Almendral SA	462,656	37,466
Banco de Credito e Inversiones	1,614	29,356
Banco Santander Chile	898,851	29,764
Cia Cervecerias Unidas SA	4,987	28,022
Cia Cervecerias Unidas SA, ADR	900	25,290
CorpBanca SA	7,622,622	31,845
Embotelladora Andina SA (PRFC B Shares)	9,791	24,022
Empresa Nacional de Telecomunicaciones SA	6,874	79,608
Lan Airlines SA	4,094	34,313

		319,686

China — 0.3%
Bank of China Ltd. (Class H Stock)	265,000	87,857
Bank of Communications Co. Ltd. (Class H Stock)	81,000	56,203
China Citic Bank (Class H Stock)	154,000	58,288
China Construction Bank (Class H Stock)	132,000	74,934
China COSCO Holdings Co. Ltd. (Class H Stock)	29,000	18,894
Datang International Power Generation Co. Ltd. (Class H Stock)	64,000	28,087
Industrial & Commercial Bank of China Ltd. (Class H Stock)	150,000	77,958
Yangzijiang Shipbuilding Holdings Ltd.	53,000	13,964
Zhejiang Expressway Co. Ltd. (Class H Stock)	44,000	32,065

		448,250

Czech Republic — 0.1%
CEZ A/S	1,463	52,208
Telefonica O2 Czech Republic A/S	1,749	34,672

		86,880

Denmark — 0.2%
Amagerbanken A/S*	850	3,927
Coloplast A/S	1,488	91,568
Novo Nordisk A/S (Class B Stock)	2,675	128,111
Novozymes A/S (Class B Stock)	850	61,404
Rockwool International A/S (Class B Stock)	490	29,804
William Demant Holding*	1,100	44,244

		359,058

Finland — 0.4%
Elisa Oyj	5,660	82,644
Kesko Oyj (Class B Stock)	2,258	46,890
Konecranes Oyj	2,922	48,915
Neste Oil Oyj	5,657	75,309
Nokia Oyj	5,987	70,635
Orion Oyj (Class B Stock)	4,186	60,621
Outokumpu Oyj	4,991	54,109
Poyry Oyj	1,312	17,013
Rautaruukki Oyj	4,202	67,329
Wartsila Oyj	4,200	88,668

		612,133

France — 1.9%
Affine SA	503	5,814
Air France-KLM	4,583	40,796

Air Liquide SA	1,660	135,075
AXA SA	5,136	61,755
Beneteau SA	2,564	20,882
BioMerieux SA	578	45,185
Bouygues SA	2,287	81,797
Carrefour SA	2,648	103,433
Christian Dior SA	1,090	59,774
Cie de Saint-Gobain	2,101	58,954
Ciments Francais SA	1,089	79,635
CNP Assurances SA	2,347	148,116
Dassault Systemes SA	1,992	77,439
Eramet	243	53,456
Essilor International SA	2,319	89,658
Esso SA Francaise	365	31,909
Euler Hermes SA	1,960	64,711
France Telecom SA	3,335	75,990
GDF Suez	4,195	144,075
Hermes International	670	77,943
Icade	730	51,704
Iliad SA	597	55,681
Ipsen SA	3,051	117,513
L’Oreal SA	1,764	121,401
Lafarge SA	1,762	79,336
LVMH Moet Hennessy Louis Vuitton SA	1,768	111,083
Natixis SA	28,158	47,848
Neopost SA	558	43,299
Parrot SA*	1,430	7,638
PSA Peugeot Citroen SA	1,824	34,509
Renault SA	1,303	26,807
SA des Ciments Vicat	798	35,359
Sanofi-Aventis SA	2,305	129,786
Schneider Electric SA	1,482	98,666
SCOR SE	4,587	94,431
Sechilienne-Sidec	674	21,366
Societe de la Tour Eiffel	461	10,657
Societe Des Autoroutes Paris-Rhin-Rhone	1,449	92,388
Sopra Group SA	708	23,563
Total Gabon	109	30,774
Total SA	5,489	272,929
Vallourec	276	25,599

		2,988,734

Germany — 0.9%
Allianz SE	356	29,921
BASF SE	2,437	73,790
Bilfinger Berger AG	1,390	52,577
Demag Cranes AG	918	15,978
Deutsche Lufthansa AG	5,213	56,585
Deutsche Post AG	4,640	49,996
Dyckerhoff AG (PRFC Shares)	462	23,331
EnBW Energie Baden-Wuerttemberg AG	207	9,906
Fuchs Petrolub AG (PRFC Shares)	365	13,239
Generali Deutschland Holding AG	921	69,748
Hannover Rueckversicherung AG	1,852	59,054
Heidelbergcement AG	415	13,602
Homag Group AG	1,754	15,147
Indus Holding AG	2,264	26,199
Lanxess AG	4,063	69,258
Leoni AG	1,816	16,503
MAN AG	1,131	49,287
MTU Aero Engines Holding AG	1,959	45,912
Muenchener Rueckversicherungs AG	939	114,526
MVV Energie AG	1,174	49,648
Norddeutsche Affinerie AG	1,954	49,611
Porsche Automobile Holding SE (PRFC Shares)	1,095	51,472
Puma AG Rudolf Dassler Sport	212	32,186
Rational AG	301	23,995
Salzgitter AG	1,611	90,067
SAP AG	3,435	121,761
Sixt AG	1,553	20,963
Takkt AG	2,718	23,472
Wincor Nixdorf AG	2,552	115,653

		1,383,387

Greece — 0.3%
Alpha Bank A.E.	5,557	36,768
EFG Eurobank Ergasias SA	3,192	18,405
Hellenic Petroleum SA	7,311	69,645
Hellenic Telecommunications Organization SA	7,099	106,013
Motor Oil Hellas Corinth Refineries SA	7,620	78,967
National Bank of Greece SA	2,515	38,126
OPAP SA	3,335	87,820

		435,744

Guernsey — 0.6%
HSBC Infrastructure Co. Ltd., ETF	609,349	983,611

Hong Kong — 1.8%
Agile Property Holdings Ltd.	128,000	72,582
Allied Properties HK Ltd.	64,000	5,029
ASM Pacific Technology Ltd.	8,000	28,025
BOC Hong Kong Holdings Ltd.	128,000	131,095
Cafe de Coral Holdings Ltd.	10,000	19,623
Champion REIT	65,000	15,550
China Mobile Ltd.	15,000	130,664
China Overseas Land & Investment Ltd.	60,320	94,538
Chinese Estates Holdings Ltd.	75,000	91,020
CLP Holdings Ltd.	16,343	112,294
CNOOC Ltd.	93,000	93,452
CNPC Hong Kong Ltd.	150,000	63,472
Dairy Farm International Holdings Ltd.	27,000	119,070
Esprit Holdings Ltd.	13,000	66,331
First Pacific Co.	170,000	58,274
Fubon Bank Hong Kong Ltd.	24,000	6,236
Great Eagle Holdings Ltd.	37,000	48,698
Guoco Group Ltd.	15,000	83,566
GZ1 Real Estate Investment Trust	68,000	17,697
Hang Seng Bank Ltd.	6,000	60,552
Hengan International Group Co. Ltd.	16,000	64,360
Hong Kong & China Gas Co. Ltd.	68,000	107,189
Hongkong Land Holdings Ltd.	29,000	66,120
Hopewell Highway Infrastructure Ltd.	1,600	903
Hopewell Holdings Ltd.	16,000	42,136
Hopson Development Holdings Ltd.	60,000	39,830
Hysan Development Co. Ltd.	39,000	66,004
Jardine Matheson Holdings Ltd.	11,244	204,641

Jardine Strategic Holdings Ltd.	18,000	178,200
Kingboard Chemical Holdings Ltd.	30,500	62,708
Kowloon Development Co. Ltd.	67,000	27,587
Lenovo Group Ltd.	230,000	52,822
Mandarin Oriental International Ltd.	6,000	4,770
New World China Land Ltd.	65,200	22,184
Norstar Founders Group Ltd.	84,000	—
Orient Overseas International Ltd.	26,000	64,665
Pacific Basin Shipping Ltd.	85,000	38,746
Pico Far East Holdings Ltd.	226,000	13,996
Ports Design Ltd.	13,000	15,036
Shui On Land Ltd.	188,500	66,204
SIM Technology Group Ltd.	182,000	12,683
Singamas Container Holdings Ltd.	112,000	6,696
Swire Pacific Ltd. (Class A Stock)	10,000	66,689
Television Broadcasts Ltd.	10,000	31,986
Texwinca Holdings Ltd.	82,000	42,213
TPV Technology Ltd.	38,000	11,629
Transport International Holdings Ltd.	37,600	95,932
VTech Holdings Ltd.	18,000	69,537
Wing Hang Bank Ltd.	14,000	67,104

		2,860,338

Indonesia
Gudang Garam Tbk PT	33,500	17,186
United Tractors Tbk PT	4,500	2,645

		19,831

Ireland — 0.1%
Allied Irish Banks PLC	14,704	11,722
Anglo Irish Bank Corp. PLC (XLON)*	20,646	—
Anglo Irish Bank Corp. PLC (ISE)*	2,500	—
Bank of Ireland	22,441	15,504
CRH PLC	1,655	36,017
CRH PLC (PRFC Shares)*	473	10,284
DCC PLC	2,174	32,928
FBD Holdings PLC	2,772	18,414
Kerry Group PLC (Class A Stock)	1,906	38,896
Total Produce PLC	26,487	8,798

		172,563

Israel — 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	16,453	25,735
Clal Insurance Enterprise Holdings Ltd.	1,380	9,439
Gazit Globe Ltd.	5,566	24,417
Israel Chemicals Ltd.	3,046	24,703
Oil Refineries Ltd.	53,391	17,272
Partner Communications Co.	3,900	58,109
Shufersal Ltd.	10,243	28,572

		188,247

Italy — 0.9%
A2A SpA	36,285	55,102
Assicurazioni Generali SpA	5,514	94,504
Banca Monte dei Paschi di Siena SpA	64,982	89,961
Banca Popolare dell’Emilia Romagna Scrl	7,260	79,577
Buzzi Unicem SpA	5,582	62,630
Edison SpA	46,666	50,562
Enel SpA	14,683	70,472
ENI SpA	11,466	222,718
ERG SpA	6,628	82,512
Esprinet SpA	5,721	34,394
Geox SpA*	5,516	34,444
Indesit Co. SpA	5,973	14,641
Italcementi SpA	7,072	71,597
Italmobiliare SpA	1,222	31,968
Mediaset SpA	22,053	98,374
Prima Industrie SpA	919	9,744
Recordati SpA	16,077	87,576
Saras SpA	20,697	54,226
Telecom Italia SpA	68,094	87,846
Tod’s SpA	928	39,541
UniCredit SpA	21,725	35,849

		1,408,238

Japan — 4.4%
ABC-Mart, Inc.	500	9,544
ADEKA Corp.	10,900	67,805
Aeon Mall Co. Ltd.	5,100	65,600
Aichi Corp.	6,900	28,499
Air Water, Inc.	4,000	35,463
Aisin Seiki Co. Ltd.	7,900	126,768
Astellas Pharma, Inc.	7,000	216,623
Bando Chemical Industries Ltd.	10,000	22,590
Bank of Kyoto Ltd. (The)	6,000	50,960
Bank of Yokohama Ltd. (The)	10,000	42,875
Brother Industries Ltd.	9,900	73,389
Canon, Inc.	4,700	137,014
Central Japan Railway Co.	17	95,860
Chugoku Bank Ltd. (The)	4,000	51,305
Crescendo Investment Corp.	14	16,818
Daifuku Co. Ltd.	6,000	32,594
Daito Trust Construction Co. Ltd.	1,400	47,197
DIC Corp.	48,000	70,507
Excel Co. Ltd.	2,400	22,123
Exedy Corp.	1,800	23,017
Fanuc Ltd.	500	34,199
Fast Retailing Co. Ltd.	300	34,350
Fuji Electronics Co. Ltd.	3,500	26,832
Fuji Machine Manufacturing Co. Ltd.	3,000	24,372
Furukawa Co. Ltd.	23,000	19,338
Furukawa-Sky Aluminum Corp.	8,000	12,430
Furusato Industries Ltd.	700	5,711
Futaba Industrial Co. Ltd.	7,200	21,024
Hamamatsu Photonics KK	2,100	39,865
Hankyu Reit, Inc.	7	28,890
Hino Motors Ltd.	23,000	50,725
Hisamitsu Pharmaceutical Co., Inc.	1,700	52,523
Hitachi Chemical Co. Ltd.	2,600	31,449
Hitachi High-Technologies Corp.	7,200	102,104
Hitachi Ltd.	26,000	71,136
Hokuhoku Financial Group, Inc.	57,000	104,617
Honda Motor Co. Ltd.	3,200	76,179
Hoya Corp.	3,100	61,695
Hyakugo Bank Ltd. (The)	6,000	30,859
ITC Networks Corp.	18	26,475
ITOCHU Corp.	14,000	69,076
Itochu Enex Co. Ltd.	3,900	20,642

Japan Real Estate Investment Corp., REIT	7	53,775
JFE Holdings, Inc.	2,800	61,805
JSR Corp.	4,600	54,123
JTEKT Corp.	11,300	79,863
Jupiter Telecommunications Co. Ltd.	104	69,474
Kakaku.com, Inc.	5	15,128
Kanamoto Co. Ltd.	4,000	13,599
Kansai Paint Co. Ltd.	8,000	44,798
Kao Corp.	5,000	97,562
Kawasaki Kisen Kaisha Ltd.	16,000	50,289
Keihin Corp.	5,100	55,319
Keiyo Bank Ltd. (The)	6,000	24,453
Kirindo Co. Ltd.	3,200	15,572
Koito Manufacturing Co. Ltd.	5,000	36,122
Komori Corp.	3,800	31,248
Konica Minolta Holdings, Inc.	14,000	122,032
Kurita Water Industries Ltd.	2,100	40,869
Kuroda Electric Co. Ltd.	2,600	14,370
Marubeni Corp.	30,000	94,486
Miraca Holdings, Inc.	1,400	28,408
Misumi Group, Inc.	2,500	30,447
Mitsubishi Corp.	2,700	35,793
Mitsubishi Materials Corp.	35,000	95,340
Mitsui & Co. Ltd.	13,000	132,435
Mitsui Engineering & Shipbuilding Co. Ltd.	8,000	13,525
Mitsui Fudosan Co. Ltd.	7,000	76,789
Mitsui O.S.K. Lines Ltd.	31,000	153,417
Mochida Pharmaceutical Co. Ltd.	7,000	69,534
Namura Shipbuilding Co. Ltd.	4,700	14,763
NEC Corp.*	39,000	106,070
NEC Fielding Ltd.	4,000	40,303
NEC Mobiling Ltd.	2,100	32,645
Nidec Corp.	700	31,510
Nihon Eslead Corp.	2,600	9,245
Nippon Building Fund, Inc.	8	69,144
Nippon Pillar Packing Co. Ltd.	2,000	6,196
Nippon Residential Investment Corp.	23	17,127
Nippon Telegraph & Telephone Corp.	5,200	198,457
Nippon Yakin Kogyo Co. Ltd.	6,500	14,322
Nippon Yusen Kabushiki Kaisha	12,000	46,356
Nissan Motor Co. Ltd.	29,800	107,707
Nissan Shatai Co. Ltd.	8,000	46,619
Nitori Co. Ltd.	900	50,372
NSK Ltd.	20,000	77,630
NTN Corp.	23,000	65,273
NTT DoCoMo, Inc.	71	96,733
Okabe Co. Ltd.	6,500	22,792
OKK Corp.	10,000	8,164
Okuma Corp.	6,000	22,673
Oracle Corp. Japan	1,800	68,407
Otsuka Corp.	4,200	157,050
Otsuka Kagu Ltd.	2,500	16,405
Pal Co. Ltd.	1,600	17,339
Point, Inc.	260	11,811
Premier Investment Corp.	9	28,197
Press Kogyo Co. Ltd.	9,000	8,900
Rohto Pharmaceutical Co. Ltd.	3,000	27,258
Roland Corp.	2,200	23,633
Ryobi Ltd.	13,000	22,890
Ryoden Trading Co. Ltd.	4,000	17,225
Ryohin Keikaku Co. Ltd.	700	27,472
Ryosan Co. Ltd.	1,800	37,624
Sakai Chemical Industry Co. Ltd.	6,000	17,139
Sanei-International Co. Ltd.	2,400	16,007
Santen Pharmaceutical Co. Ltd.	1,200	33,470
Sanwa Holdings Corp.	17,000	47,862
Sanyo Denki Co. Ltd.	7,000	13,732
Shimamura Co. Ltd.	600	32,128
Shin-Etsu Chemical Co. Ltd.	2,600	127,739
Shinko Shoji Co. Ltd.	2,900	19,246
Shiseido Co. Ltd.	5,000	73,305
SRI Sports Ltd.	34	26,521
Stanley Electric Co. Ltd.	3,200	35,981
Sumikin Bussan Corp.	11,000	23,154
Sumitomo Electric Industries Ltd.	21,800	183,680
Sundrug Co. Ltd.	1,300	19,858
Sysmex Corp.	1,000	32,142
Tact Home Co. Ltd.	53	9,102
Taiho Kogyo Co. Ltd.	3,100	13,892
Takata Corp.	3,800	31,515
Takeuchi Manufacturing Co. Ltd.	1,100	7,070
Terumo Corp.	2,300	85,435
Tokai Rika Co. Ltd.	5,100	51,361
Tokio Marine Holdings, Inc.	1,100	27,092
Topy Industries Ltd.	20,000	29,395
Toyo Kohan Co. Ltd.	13,000	40,320
Toyo Shutter Co. Ltd.	900	5,352
Toyoda Gosei Co. Ltd.	5,500	84,211
Toyota Tsusho Corp.	14,300	139,738
Trend Micro, Inc.	1,500	42,850
TS Tech Co. Ltd.	3,700	26,374
Tsudakoma Corp.	9,000	7,571
Ube Industries Ltd.	21,000	38,429
Unicharm Corp.	700	42,550
Unicharm Petcare Corp.	900	22,838
USS Co. Ltd.	970	42,537
Watami Co. Ltd.	900	18,413
Yahoo! Japan Corp.	214	56,354
Yamato Kogyo Co. Ltd.	2,000	43,183
Yamazen Corp.	7,700	23,980
Yodogawa Steel Works Ltd.	15,000	62,013

		6,993,468

Luxembourg
ArcelorMittal	2,133	43,288
Oriflame Cosmetics SA	825	25,796

		69,084

Malaysia — 0.2%
Berjaya Sports Toto Bhd	46,900	58,936
British American Tobacco Malaysia Bhd	2,400	29,973
Nestle Malaysia Bhd	2,300	18,612
Petronas Dagangan Bhd	38,800	84,125
Public Bank Bhd	31,800	65,940
Shell Refining Co. Federation of Malaya Bhd	3,400	8,953
Tanjong PLC	4,600	17,424
YTL Power International Bhd	1	1

		283,964

Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR	1,900	51,452

Carso Global Telecom SAB de CV*	6,800	22,323
Cemex SAB de CV, ADR*(a)	8,300	51,875
Coca-Cola Femsa SAB de CV, ADR	600	20,436
Grupo Aeroportuario del Pacifico SA de CV, ADR	800	14,600
Grupo Financiero Banorte SAB de CV (Class O Stock)	42,900	56,756
Grupo Mexico SAB de CV, Series B	441	321
Grupo Modelo SAB de CV, Series C	11,000	33,314
Grupo Televisa SA, ADR	2,500	34,100
Telefonos de Mexico SAB de CV, ADR	2,900	43,616

		328,793

Netherlands — 0.8%
Aegon NV	5,518	21,436
Fugro NV	2,845	90,528
ING Groep NV, ADR	5,957	32,845
Koninklijke DSM NV	5,080	133,737
Koninklijke KPN NV	10,225	136,665
Oce NV	6,309	18,784
Randstad Holdings NV	4,461	75,746
Royal Dutch Shell PLC	11,276	254,177
Royal Dutch Shell PLC (Class B Stock)	12,054	264,796
Schlumberger Ltd.	3,200	129,984
SNS Reaal	6,234	21,982
USG People NV	3,379	27,152

		1,207,832

New Zealand — 0.1%
Air New Zealand Ltd.	28,501	14,633
Fletcher Building Ltd.	33,773	115,564
Kiwi Income Property Trust	62,603	34,309

		164,506

Norway — 0.2%
Aker Solutions ASA	7,400	47,955
Atea ASA*	6,600	16,008
StatoilHydro ASA	14,050	248,586
Telenor ASA	8,303	47,568

		360,117

Panama
Banco Latinoamericano de Exportaciones SA	1,400	13,118

Philippines — 0.1%
Globe Telecom, Inc.	5,280	91,343
Metropolitan Bank & Trust	55,100	29,631

		120,974

Poland — 0.1%
Bank Handlowy w Warszawie SA	3,370	36,139
KGHM Polska Miedz SA	5,687	74,703
Telekomunikacja Polska SA	13,122	70,923

		181,765

Portugal — 0.1%
Portugal Telecom SGPS SA	14,503	112,337

Puerto Rico
W Holding Co., Inc.	678	6,163

Russia
Mobile Telesystems OJSC, ADR	800	23,936

Singapore — 0.6%
CapitaCommercial Trust	69,000	40,035
Jardine Cycle & Carriage Ltd.	10,920	85,250
MobileOne Ltd.	23,000	22,570
Neptune Orient Lines Ltd.	49,000	38,086
Singapore Airlines Ltd.	23,000	151,682
Singapore Petroleum Co. Ltd.	29,611	55,797
Singapore Post Ltd.	86,000	43,860
Singapore Technologies Engineering Ltd.	78,000	126,373
Singapore Telecommunications Ltd.	72,000	120,014
SMRT Corp. Ltd.	61,000	61,414
Suntec Real Estate Investment Trust	84,000	34,816
UOL Group Ltd.	55,000	67,791
Venture Corp. Ltd.	15,000	49,747

		897,435

South Africa
Aquarius Platinum Ltd.	3,015	8,806

South Korea — 0.3%
GS Home Shopping, Inc.	466	17,181
Hyundai Marine & Fire Insurance Co. Ltd.	1,860	17,039
Intops Co. Ltd.	720	9,618
KISCO Corp.	437	15,407
Korea Zinc Co. Ltd.	413	34,225
LG Corp.	1,934	69,683
Pusan Bank	3,390	14,614
S-Oil Corp.	1,898	77,706
S1 Corp.	1,335	44,685
Samsung Fire & Marine Insurance Co. Ltd.	456	53,106
Sejong Industrial Co. Ltd.	1,800	4,945
Uangel Corp.	1,940	8,583
Woongjin Coway Co. Ltd.	1,750	38,230

		405,022

Spain — 0.6%
Antena 3 de Television SA	8,811	35,119
Banco Bilbao Vizcaya Argentaria SA	3,166	25,701
Banco Popular Espanol SA	5,947	37,689
Criteria Caixacorp SA	19,264	62,194
Enagas	2,021	28,650
Gestevision Telecinco SA	12,629	87,586
Indra Sistemas SA	2,819	54,382
Industria de Diseno Textil SA	2,288	89,219
Mapfre SA (XHFT)	50,682	111,105
Mapfre SA (XNYS)	2,304	5,051
Promotora de Informaciones SA*	9,763	25,553
Prosegur Cia de Seguridad SA	863	23,253
Red Electrica Corp. SA	1,536	59,998
Repsol YPF SA	4,704	81,434
Telefonica SA	6,013	119,993
Zardoya Otis SA	3,633	66,465

		913,392

Sweden — 0.5%
Atlas Copco AB (Class A Stock)	7,200	54,092
Axfood AB	2,900	53,276
BE Group AB	4,800	11,796
Boliden AB	10,400	53,649
Hennes & Mauritz AB (Class B Stock)	3,400	127,820
Klovern AB	15,500	29,795
Kungsleden AB	5,155	19,819
Sandvik AB	4,400	25,213
Scania AB	11,800	96,187
Skanska AB	8,200	70,832
SKF AB	11,125	96,437
Swedbank AB (Class A Stock)	5,900	19,740
Teliasonera AB	18,000	86,722

		745,378

Switzerland — 1.3%
Actelion Ltd.*	1,267	57,824
Alcon, Inc.	1,500	136,365
Atel Holding AG*	222	71,526
Basellandschaftliche Kantonalbank	13	10,621
Berner Kantonalbank AG	428	89,300
Compagnie Financiere Richemont SA (Class A stock)	5,420	84,659
Geberit AG	1,221	109,732
Helvetia Holding AG	151	32,169
Holcim Ltd.	2,476	88,268
Kuehne & Nagel International AG	1,428	83,362
Kuoni Reisen Holding AG	237	57,465
Lindt & Spruengli AG	3	48,757
Logitech International SA (TRQX)*	3,610	37,391
Logitech International SA (XNGS)*	3,400	34,952
Nestle SA	2,840	96,006
Roche Holding AG	1,668	228,886
Schindler Holding AG	3,299	155,777
SGS SA	131	137,525
Sika AG	28	20,785
Sonova Holding AG	968	58,507
Straumann Holding AG	290	44,941
Swatch Group AG (The)	486	58,706
Swiss Life Holding*	615	42,439
Swisscom AG	353	99,158
Synthes, Inc.	1,171	130,443
Zurich Financial Services AG	484	76,578

		2,092,142

Taiwan — 0.7%
Advanced Semiconductor Engineering, Inc.	61,735	30,124
Advanced Semiconductor Engineering, Inc., ADR	24,641	61,849
Alpha Networks, Inc.	32,000	19,853
Altek Corp.	16,000	14,554
Asia Polymer	28,000	13,373
Asustek Computer, Inc.	34,090	35,945
AU Optronics Corp.	47,250	39,336
AU Optronics Corp., ADR	5,564	46,681
Chung Hung Steel Corp.	38,722	13,160
Compal Electronics, Inc.	109,445	78,597
Evergreen Marine Corp. Taiwan Ltd.	42,000	17,675
Formosa Petrochemical Corp.	20,668	40,957
HannStar Display Corp.	81,699	14,673
High Tech Computer Corp.	5,000	61,565
Himax Technologies, Inc., ADR	8,800	24,640
Hung Sheng Construction Co. Ltd.	34,000	9,394
Inventec Co. Ltd.	73,000	29,438
KGI Securities Co. Ltd.	62,000	18,004
L&K Engineering Co. Ltd.	15,000	10,490
Mitac Technology Corp.	35,000	14,951
Nan Ya Printed Circuit Board Corp.	14,000	35,950
O-TA Precision Industry Co. Ltd.	12,000	13,137
Quanta Computer, Inc.	80,340	101,528
Quanta Storage, Inc.	16,000	13,647
Siliconware Precision Industries Co., ADR	9,100	52,780
Taiwan Mobile Co. Ltd.	73,000	105,967
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	8,100	72,495
Ttet Union Corp.	20,000	16,425
U-Ming Marine Transport Corp.	20,000	30,170
Universal Scientific Industrial Co. Ltd.	61,123	18,235
USI Corp.	58,000	19,649

		1,075,242

Thailand — 0.1%
Bangkok Bank PCL	6,000	12,695
Banpu PCL	800	4,854
PTT PCL	17,600	76,425

		93,974

United Kingdom — 2.1%
Admiral Group PLC	4,045	49,537
Aggreko PLC	2,220	15,664
Amlin PLC	20,841	102,868
Antofagasta PLC	16,566	119,918
Ashmore Group PLC	6,758	14,787
AstraZeneca PLC	7,149	251,416
Aveva Group PLC	982	7,947
Barclays PLC	15,563	33,049
Beazley Group PLC	32,274	39,825
BG Group PLC	9,555	144,640
BHP Billiton PLC	5,486	109,021
BP PLC	31,132	210,617
British American Tobacco PLC	6,339	146,710
BT Group PLC	66,492	74,607
Capita Group PLC (The)	7,244	70,523
Carnival PLC	3,601	81,895
Centrica PLC	30,710	100,356
Chaucer Holdings PLC	54,912	33,486
Close Brothers Group PLC	12,040	92,769
De La Rue PLC	2,605	36,331
Diageo PLC	10,833	122,251
DS Smith PLC	33,896	24,318
GlaxoSmithKline PLC	12,665	197,624
Hargreaves Lansdown PLC	21,438	63,289
Hays PLC	96,249	100,469
IG Group Holdings PLC	8,231	20,697
Inchcape PLC	20,627	22,271
Intertek Group PLC	2,499	31,751
Legal & General Group PLC	86,639	53,455
Lloyds TSB Group PLC	39,195	39,761

Man Group PLC	64,474	202,135
Mitie Group PLC	10,710	28,737
Old Mutual PLC	38,076	28,355
Petrofac Ltd.	6,936	53,244
Reckitt Benckiser Group PLC	3,659	137,500
Rotork PLC	2,421	29,596
Sage Group PLC (The)	24,395	59,225
Serco Group PLC	7,189	37,727
Spectris PLC	3,197	18,463
Spirax-Sarco Engineering PLC	1,819	21,924
Tesco PLC	27,945	133,682
Ultra Electronics Holdings PLC	1,254	19,612
Vodafone Group PLC	37,684	66,372
VT Group PLC	4,669	31,688

		3,280,112

United States — 30.9%
3M Co.	1,500	74,580
A.M. Castle & Co.	2,000	17,840
Abbott Laboratories	3,900	186,030
Advance America Cash Advance Centers, Inc.	6,200	10,478
Advance Auto Parts, Inc.	1,700	69,836
Advanta Corp. (Class B Stock)	3,200	2,112
Aeropostale, Inc.*(a)	1,200	31,872
AES Corp. (The)*	2,700	15,687
Aflac, Inc.	9,200	178,112
Airgas, Inc.	3,600	121,716
Alaska Communications Systems Group, Inc.	3,800	25,460
Alliance Resource Partners LP	1,500	43,650
AllianceBernstein Holding LP	5,800	85,376
Alliant Techsystems, Inc.*(a)	900	60,282
Allstate Corp. (The)	4,900	93,835
Ameren Corp.	2,100	48,699
American Financial Group, Inc.	6,100	97,905
Amerigas Partners LP	2,850	80,598
AmerisourceBergen Corp.	2,000	65,320
AMETEK, Inc.	1,800	56,286
Amgen, Inc.*	2,300	113,896
Amkor Technology, Inc.*(a)	8,300	22,244
Ampco-Pittsburgh Corp.	1,200	15,912
Amphenol Corp. (Class A Stock)	4,900	139,601
Anixter International, Inc.*(a)	1,900	60,192
Apache Corp.	900	57,681
AptarGroup, Inc.	1,300	40,482
Archer-Daniels-Midland Co.	4,000	111,120
Arrow Electronics, Inc.*	4,200	80,052
Associated Banc-Corp.(a)	3,900	60,216
Assurant, Inc.	4,400	95,832
Asta Funding, Inc.	2,500	6,125
AT&T, Inc.	5,000	126,000
Atlantic Tele-Network, Inc.	800	15,344
Autoliv, Inc.(a)	1,600	29,712
AutoZone, Inc.*(a)	400	65,048
Avnet, Inc.*	4,500	78,795
Avon Products, Inc.	7,500	144,225
Bank of America Corp.	4,400	30,008
Bank of Hawaii Corp.(a)	2,600	85,748
Bard (C.R.), Inc.(a)	1,300	103,636
Baxter International, Inc.	2,300	117,806
BB&T Corp.(a)	4,900	82,908
Becton, Dickinson and Co.	2,000	134,480
Bemis Co., Inc.	1,900	39,843
Black & Decker Corp. (The)	2,000	63,120
Brightpoint, Inc.*	2,900	12,412
Bristol-Myers Squibb Co.	6,600	144,672
Broadridge Financial Solutions, Inc.	4,000	74,440
Brown-Forman Corp. (Class B Stock)	2,300	89,309
Buckeye Partners LP	2,800	99,848
Buckle, Inc. (The)	900	28,737
Burlington Northern Santa Fe Corp.(a)	1,800	108,270
C.H. Robinson Worldwide, Inc.(a)	1,800	82,098
CA, Inc.	6,000	105,660
Cal-Maine Foods, Inc.(a)	1,500	33,585
Campbell Soup Co.	3,400	93,024
Capital One Financial Corp.	6,300	77,112
Cardinal Health, Inc.	1,800	56,664
Caterpillar, Inc.(a)	6,100	170,556
CenturyTel, Inc.(a)	4,200	118,104
Chevron Corp.	3,700	248,788
Church & Dwight Co., Inc.	1,100	57,453
CIBER, Inc.*	6,100	16,653
Cincinnati Financial Corp.	4,800	109,776
Cisco Systems, Inc.*	8,400	140,868
Citigroup, Inc.(a)	10,000	25,300
City Bank / Lynnwood WA(a)	2,200	7,260
Coca-Cola Co. (The)	1,600	70,320
Colgate-Palmolive Co.	2,200	129,756
Comerica, Inc.	4,500	82,395
Computer Sciences Corp.*(a)	2,700	99,468
Comtech Telecommunications Corp.*	500	12,385
ConocoPhillips	2,800	109,648
Corning, Inc.	11,100	147,297
Costco Wholesale Corp.	2,700	125,064
CSX Corp.	2,400	62,040
Cullen / Frost Bankers, Inc.	2,300	107,962
Cummins, Inc.	6,900	175,605
DaVita, Inc.*	1,100	48,345
Dell, Inc.*	11,900	112,812
Denbury Resources, Inc.*(a)	2,800	41,608
Diamond Offshore Drilling, Inc.(a)	1,700	106,862
DIRECTV Group, Inc. (The)*(a)	3,000	68,370
Discover Financial Services	9,300	58,683
DISH Network Corp. (Class A Stock)*	2,200	24,442
Dolby Laboratories, Inc. (Class A Stock)*(a)	1,100	37,521
Dollar Tree, Inc.*	1,200	53,460
Donaldson Co., Inc.	1,600	42,944
Dover Corp.	4,300	113,434
Dow Chemical Co. (The)	6,300	53,109
DPL, Inc.	2,500	56,350
DTE Energy Co.	3,500	96,950
Duke Realty Corp.(a)	3,600	19,800
Eastman Kodak Co.	3,900	14,820
Eaton Corp.	2,100	77,406
Eaton Vance Corp.	2,400	54,840
Ecolab, Inc.	2,900	100,717
Edison International	3,000	86,430
Eli Lilly & Co.	7,300	243,893
Embarq Corp.	2,800	105,980
Emerson Electric Co.	4,400	125,752
Enbridge Energy Partners LP	2,000	59,860
Energen Corp.	1,600	46,608
Energy Transfer Partners LP	1,900	70,091
Entertainment Properties Trust(a)	2,000	31,520

EOG Resources, Inc.(a)	1,100	60,236
Exelon Corp.	2,200	99,858
Expeditors International of Washington, Inc.	4,100	115,989
Express Scripts, Inc.*(a)	1,900	87,723
Exxon Mobil Corp.	1,900	129,390
FactSet Research Systems, Inc.(a)	1,100	54,989
Fastenal Co.(a)	1,600	51,448
Federated Investors, Inc. (Class B Stock)(a)	4,000	89,040
First Defiance Financial Corp.	1,500	9,060
First Merchants Corp.	1,700	18,343
First Midwest Bancorp, Inc.	3,400	29,206
FLIR Systems, Inc.*	2,000	40,960
Flowers Foods, Inc.	1,700	39,916
Fluor Corp.(a)	800	27,640
FMC Corp.	1,200	51,768
FNB Corp.(a)	4,800	36,816
Foot Locker, Inc.	3,800	39,824
Franklin Resources, Inc.	400	21,548
Frontier Communications Corp.	15,700	112,726
Gannett Co., Inc.	3,300	7,260
Gartner, Inc.*	1,900	20,919
General Dynamics Corp.	3,400	141,406
General Electric Co.(a)	6,200	62,682
Genesco, Inc.*	800	15,064
Genuine Parts Co.	1,000	29,860
Gerdau Ameristeel Corp.	12,978	39,843
Gilead Sciences, Inc.*(a)	3,100	143,592
Goldman Sachs Absolute Return Tracker Fund, ETF*	45,241	377,758
Goldman Sachs Commodity Strategy Fund, ETF	537,274	2,670,250
Goldman Sachs High Yield Fund, ETF	2,072,890	10,758,298
Goodrich Petroleum Corp.*(a)	700	13,552
Graco, Inc.	1,700	29,019
Green Bankshares, Inc.(a)	2,220	19,536
Greenhill & Co., Inc.(a)	400	29,540
Harsco Corp.	1,100	24,387
Hartford Financial Services Group, Inc. (The)	6,300	49,455
Health Care REIT, Inc.	1,800	55,062
Heartland Payment Systems, Inc.	2,400	15,864
Henry Schein, Inc.*	1,700	68,017
Hercules Technology Growth Capital, Inc.	4,541	22,704
Hershey Co. (The)	3,400	118,150
Highbridge Statistical Market Neutral Fund (Class A Stock), ETF	138,371	2,231,927
Honeywell International, Inc.	5,000	139,300
Hormel Foods Corp.	1,200	38,052
Host Hotels & Resorts, Inc.(a)	15,000	58,800
Hubbell, Inc. (Class B Stock)	4,500	121,320
IDEXX Laboratories, Inc.*	1,400	48,412
iGate Corp.	4,100	13,284
Illinois Tool Works, Inc.	4,200	129,570
Ingles Markets, Inc. (Class A Stock)	1,900	28,367
Ingram Micro, Inc. (Class A Stock)*	7,100	89,744
Innophos Holdings, Inc.	1,400	15,792
International Business Machines Corp.	1,500	145,335
International Paper Co.	4,100	28,864
Iowa Telecommunications Services, Inc.	3,800	43,548
iShares Dow Jones US Real Estate Index Fund, ETF(a)	65,001	1,654,926
iShares S&P World Ex-US Property Index Fund, ETF	19,898	382,440
ITT Educational Services, Inc.*(a)	400	48,568
J.B. Hunt Transport Services, Inc.(a)	4,600	110,906
Jack Henry & Associates, Inc.	2,200	35,904
JC Penney Co., Inc.	3,300	66,231
John Bean Technologies Corp.	367	3,839
Johnson & Johnson	4,000	210,400
Joy Global, Inc.(a)	1,400	29,820
Kellogg Co.	3,500	128,205
Kimberly-Clark Corp.	3,298	152,071
Kinder Morgan Energy Partners LP	1,400	65,408
Kirby Corp.*	1,300	34,632
Knoll, Inc.	3,200	19,616
Kulicke & Soffa Industries, Inc.*(a)	6,300	16,506
L-3 Communications Holdings, Inc.	1,200	81,360
Laboratory Corp. of America Holdings*(a)	1,500	87,735
Landstar System, Inc.	300	10,041
Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	3,900	96,135
Legg Mason, Inc.	2,100	33,390
Lexmark International, Inc. (Class A Stock)*(a)	4,300	72,541
Limited Brands, Inc.	6,400	55,680
Lincare Holdings, Inc.*	1,600	34,880
Lincoln Electric Holdings, Inc.	2,100	66,549
Lockheed Martin Corp.	2,000	138,060
Lorillard, Inc.	1,753	108,230
M&T Bank Corp.(a)	2,700	122,148
Macy’s, Inc.	6,500	57,850
Magellan Midstream Partners LP(a)	2,800	82,236
Marathon Oil Corp.	4,900	128,821
Marshall & Ilsley Corp.(a)	10,500	59,115
Masco Corp.	3,700	25,826
McDonald’s Corp.	2,200	120,054
McGraw-Hill Cos., Inc. (The)	6,900	157,803
MDU Resources Group, Inc.	5,900	95,226
Medtronic, Inc.	4,800	141,456
Merck & Co., Inc.	4,800	128,400
Methode Electronics, Inc.	3,500	12,530
MetLife, Inc.(a)	3,200	72,864
Mettler-Toledo International, Inc.*	800	41,064
Microsoft Corp.(a)	6,800	124,916
Mindspeed Technologies, Inc.*	4,700	5,828
Monsanto Co.	800	66,480
Mosaic Co. (The)	1,400	58,772
MSC Industrial Direct Co., Inc. (Class A stock)	2,500	77,675
Mueller Industries, Inc.	2,500	54,225
Murphy Oil Corp.	3,100	138,787
Nationwide Health Properties, Inc.	1,300	28,847
Natural Resource Partners LP	1,300	29,029
NCR Corp.*	5,300	42,135

NIKE, Inc. (Class B Stock)	2,700	126,603
Noble Corp.	600	14,454
Noble Energy, Inc.	800	43,104
Norfolk Southern Corp.	2,000	67,500
NorthWestern Corp.	1,300	27,924
Novatel Wireless, Inc.*	3,100	17,422
Nucor Corp.	3,000	114,510
Occidental Petroleum Corp.	2,400	133,560
Old Republic International Corp.	7,200	77,904
Omnicom Group, Inc.	3,900	91,260
One Liberty Properties, Inc.	2,200	7,744
ONEOK Partners LP	2,700	109,755
Oracle Corp.*	8,200	148,174
Owens & Minor, Inc.	1,000	33,130
Parker Hannifin Corp.(a)	5,800	197,084
Patterson-UTI Energy, Inc.	4,875	43,680
Paychex, Inc.	3,900	100,113
PC Connection, Inc.*	1,500	5,700
Penn Virginia GP Holdings LP	2,200	26,092
Pepsi Bottling Group, Inc.	5,556	123,010
PepsiCo, Inc.	2,500	128,700
Pfizer, Inc.	8,000	108,960
Pharmaceutical Product Development, Inc.	2,100	49,812
PIMCO Commodity RealReturn Strategy Fund, ETF	189,789	1,188,077
PIMCO Developing Local Markets Fund, ETF	114,245	921,959
PIMCO Emerging Markets Bond Fund, ETF	460,583	3,937,989
PNC Financial Services Group, Inc.(a)	1,600	46,864
Polo Ralph Lauren Corp.	4,800	202,800
PowerShares Listed Private Equity Portfolio, ETF	93,775	510,136
Praxair, Inc.	2,200	148,038
Precision Castparts Corp.	2,300	137,770
Procter & Gamble Co.(a)	2,700	127,143
Public Storage, Inc.(a)	1,500	82,875
QUALCOMM, Inc.	2,600	101,166
Quality Systems, Inc.	500	22,625
Quest Diagnostics, Inc.(a)	3,200	151,936
Questar Corp.	4,800	141,264
Qwest Communications International, Inc.(a)	30,900	105,678
Realty Income Corp.	3,900	73,398
Regions Financial Corp.(a)	13,300	56,658
Reliance Steel & Aluminum Co.	2,300	60,559
Republic Services, Inc.	3,200	54,880
Reynolds American, Inc.	2,100	75,264
Robert Half International, Inc.	2,300	41,009
Rockwell Collins, Inc.	4,200	137,088
Rollins, Inc.	4,500	77,175
Roper Industries, Inc.	1,600	67,920
Ross Stores, Inc.(a)	2,500	89,700
RR Donnelley & Sons Co.	3,800	27,854
Ruddick Corp.(a)	4,600	103,270
Safety Insurance Group, Inc.	1,300	40,404
Safeway, Inc.(a)	4,600	92,874
ScanSource, Inc.*	1,400	26,012
SEI Investments Co.	3,500	42,735
Service Corp. International	6,900	24,081
Sherwin-Williams Co. (The)	1,600	83,152
Sigma-Aldrich Corp.	1,900	71,801
Silgan Holdings, Inc.	900	47,286
Simon Property Group, Inc.	9	312
Sinclair Broadcast Group, Inc. (Class A Stock)	5,400	5,562
SL Green Realty Corp.(a)	3,000	32,400
Smart Modular Technologies WWH, Inc.*	6,800	9,384
Smith International, Inc.	2,000	42,960
Sonoco Products Co.	3,000	62,940
Southern Co. (The)	3,800	116,356
Southern Copper Corp.(a)	4,000	69,680
Southwestern Energy Co.*(a)	2,500	74,225
St. Jude Medical, Inc.*	2,900	105,357
StanCorp Financial Group, Inc.	1,400	31,892
Stanley Works (The)	2,600	75,712
Steel Dynamics, Inc.	5,200	45,812
Strayer Education, Inc.(a)	300	53,961
Stryker Corp.	3,300	112,332
Suburban Propane Partners LP	2,200	80,432
Sunoco Logistics Partners LP	3,400	175,338
Sunoco, Inc.	1,600	42,368
SunTrust Banks, Inc.(a)	7,800	91,572
SUPERVALU, Inc.(a)	1,700	24,276
SYSCO Corp.	8,900	202,920
T. Rowe Price Group, Inc.	5,800	167,388
TC Pipelines LP	3,200	95,200
TD Ameritrade Holding Corp.*(a)	5,800	80,098
Techne Corp.	800	43,768
Teppco Partners LP	3,600	81,540
Terra Industries, Inc.	1,100	30,899
Terra Nitrogen Co. LP	304	43,472
Tidewater, Inc.(a)	1,500	55,695
Tim Hortons, Inc.	2,400	60,888
Time Warner Cable, Inc.	552	13,695
Time Warner, Inc.	2,200	42,460
Timken Co.	4,000	55,840
TJX Cos., Inc.	4,200	107,688
Travelers Cos., Inc. (The)(a)	1,700	69,088
UGI Corp.	2,763	65,234
UMB Financial Corp.	900	38,241
Umpqua Holdings Corp.	3,600	32,616
United Community Financial Corp.	154	186
United Online, Inc.	4,600	20,516
United States Steel Corp.	2,300	48,599
United Technologies Corp.	2,700	116,046
Unum Group	5,800	72,500
Valero Energy Corp.	5,500	98,450
Varian Medical Systems, Inc.*	1,800	54,792
VCA Antech, Inc.*	1,600	36,080
Vectren Corp.	1,800	37,962
Verizon Communications, Inc.	3,800	114,760
Virgin Media, Inc.	5,800	27,840
VMware, Inc. (Class A Stock)*	1,900	44,878
W.R. Berkely Corp.	2,400	54,120
W.W. Grainger, Inc.(a)	1,100	77,198
Waddell & Reed Financial, Inc. (Class A Stock)	2,100	37,947
Wal-Mart Stores, Inc.	2,700	140,670
Walgreen Co.	4,600	119,416
Waste Connections, Inc.*(a)	1,800	46,260
Waste Management, Inc.	4,100	104,960
Waters Corp.*(a)	1,500	55,425
Watson Wyatt Worldwide, Inc. (Class A Stock)	900	44,433
Western Digital Corp.*	7,100	137,314
Whirlpool Corp.(a)	2,000	59,180

Wiley, (John) & Sons, Inc. (Class A Stock)	2,700	80,406
Windstream Corp.	13,500	108,810
WMS Industries, Inc.*(a)	1,400	29,274
Wolverine World Wide, Inc.	900	14,022
Wyeth	5,800	249,632
Xerox Corp.	17,200	78,260
Yum! Brands, Inc.	5,200	142,896
Zenith National Insurance Corp.	2,500	60,275
Zions Bancorp	3,100	30,473

		48,636,825

TOTAL COMMON STOCKS (cost $117,154,245)		88,121,169

Shares
EXCHANGE TRADED FUND — 2.9%

United States — 2.9%
iShares Barclays TIPS Bond Fund (cost $4,578,802)	45,262	4,650,671

	Units
RIGHTS*

Belgium
Fortis, expiring 03/09/14	7,724	—

Hong Kong
Singamas Container, expiring on 04/22/09	224,000	3,324

Netherlands
Koninklijke DSM NV (coupon), expiring 04/29/09	5,080	—

TOTAL RIGHTS (cost $6,370)		3,324

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#
CORPORATE BONDS — 21.0%

Austria — 1.7%
Oesterreichische Kontrollbank AG, Gtd. Notes
2.875%	03/15/11	Aaa	$2,600	2,642,380

Canada — 0.2%
Rogers Communications, Inc., Gtd. Notes
6.80%	08/15/18	Baa3	280	280,560

Luxembourg — 0.4%
Telecom Italia Capital SA, Gtd. Notes
7.721%	06/04/38	Baa2	700	582,221

Mexico
Petroleos Mexicanos, Notes, 144A
8.00%	05/03/19	Baa1	45	43,875

Spain — 0.7%
Telefonica Emisiones SAU, Gtd. Notes(a)
5.855%	02/04/13	Baa1	1,125	1,164,935

United Kingdom — 1.0%
Barclays Bank PLC, Sr. Sub. Notes, 144A
6.05%	12/04/17	Baa1	210	165,146
BAT International Finance PLC, Gtd. Notes, 144A
9.50%	11/15/18	Baa1	270	306,769
HSBC Holdings PLC, Sub. Notes
6.80%	06/01/38	A1	800	680,265
Royal Bank of Scotland Group PLC, Sr. Sub. Notes
5.05%	01/08/15	Ba1	500	328,256

				1,480,436

United States — 17.0%
Abbott Laboratories, Sr. Unsec’d. Notes
5.125%	04/01/19	A1	140	140,802
Amgen, Inc., Sr. Unsec’d. Notes
6.40%	02/01/39	A3	390	374,914
Asian Development Bank, Sr. Unsub. Notes, (SNAT)
4.125%	09/15/10	Aaa	2,800	2,914,971
AT&T, Inc., Notes
5.80%	02/15/19	A2	590	577,570
Sr. Unsec’d. Notes
6.55%	02/15/39	A2	640	580,469
Atmos Energy Corp., Sr. Unsec’d. Notes
8.50%	03/15/19	Baa3	115	117,417
Bank of America Corp., FDIC Gtd. Notes
2.10%	04/30/12	Aaa	590	591,199
Bank of America NA, Sub. Notes
6.10%	06/15/17	A1	1,600	1,159,539
Chubb Corp., Sr. Notes
6.50%	05/15/38	A2	500	479,820
Cisco Systems, Inc., Sr. Unsec’d. Notes
4.95%	02/15/19	A1	205	201,692
Comcast Corp., Gtd. Notes(a)
6.40%	05/15/38	Baa2	800	698,022
Connecticut Light & Power Co., First Refinance Mortgage
5.50%	02/01/19	A3	370	378,829
ConocoPhillips, Gtd. Notes
5.75%	02/01/19	A1	110	110,729
Consumers Energy Co., First Mortgage
6.70%	09/15/19	Baa1	290	300,206
Cox Communications, Inc., Sr. Unsec’d. Notes
5.45%	12/15/14	Baa3	330	296,815
CVS Caremark Corp., Notes
6.60%	03/15/19	Baa2	145	146,148
Sr. Unsec’d. Notes
5.75%	06/01/17	Baa2	285	277,921
Eli Lilly & Co., Sr. Unsec’d. Notes
5.95%	11/15/37	A1	60	60,116
Energy Transfer Partners LP, Sr. Unsec’d. Notes
7.50%	07/01/38	Baa3	445	366,319
EOG Resources, Inc., Notes
6.875%	10/01/18	A3	245	264,281
Florida Power Corp., First Mortgage
5.65%	06/15/18	A2	350	364,854
General Electric Capital Corp., FDIC Gtd.
2.20%	06/08/12	Aaa	1,050	1,056,780
General Mills, Inc., Sr. Unsec’d. Notes
5.65%	02/15/19	Baa1	130	132,347
Goldman Sachs Group, Inc. (The), FDIC Gtd.(a)
1.70%	03/15/11	Aaa	1,120	1,123,992
Halliburton Co., Sr. Unsec’d. Notes
6.15%	09/15/19	A2	135	137,177
Inter-American Development Bank, Sr. Unsub. Notes, (SNAT)
4.75%	10/19/12	Aaa	1,700	1,826,633
International Bank for Reconstruction & Development, Notes, (SNAT)
5.50%	11/25/13	Aaa	1,400	1,563,170
JPMorgan Chase Bank NA, Sub. Notes
5.875%	06/13/16	Aa2	1,065	996,384
Kimberly-Clark Corp., Sr. Unsec’d. Notes
7.50%	11/01/18	A2	195	230,428
Kroger Co. (The), Gtd. Notes
5.00%	04/15/13	Baa2	800	802,881
Marathon Oil Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa1	140	141,048
McKesson Corp., Sr. Unsec’d. Notes
7.50%	02/15/19	Baa3	160	169,824
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1	500	491,882
ONEOK Partners LP, Sr. Notes
8.625%	03/01/19	Baa2	240	242,175
Oracle Corp., Sr. Unsec’d. Notes
5.75%	04/15/18	A2	240	250,469
Pacificorp, First Mortgage
5.65%	07/15/18	A3	575	594,411
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1	375	313,125
Pfizer, Inc., Sr. Unsec’d. Notes
6.20%	03/15/19	Aa2	85	90,586
7.20%	03/15/39	Aa2	95	101,879
Procter & Gamble Co., Sr. Unsec’d. Notes
4.60%	01/15/14	Aa3	210	222,245

Safeway, Inc., Sr. Unsec’d. Notes
6.25%	03/15/14	Baa2	415	435,472
Schering-Plough Corp., Sr. Unsec’d. Notes
6.00%	09/15/17	Baa1	250	257,736
Sysco Corp., Sr. Notes
5.375%	03/17/19	A1	130	131,348
Time Warner Cable, Inc., Gtd. Notes
5.85%	05/01/17	Baa2	700	627,547
US Bank NA, Sub. Notes
4.95%	10/30/14	Aa2	480	467,272
Verizon Communications, Inc., Sr. Unsec’d. Notes
7.35%	04/01/39	A3	505	491,900
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A
8.50%	11/15/18	A2	1,075	1,227,995
Virginia Electric and Power Co., Sr. Unsec’d. Notes
8.875%	11/15/38	Baa1	395	482,908
Wells Fargo & Co., Sr. Unsec’d. Notes(a)
5.625%	12/11/17	A1	955	871,353
Wyeth, Sr. Unsec’d. Notes
5.45%	04/01/17	A3	340	340,217
Xerox Corp., Sr. Unsec’d. Notes
6.35%	05/15/18	Baa2	410	305,450
XTO Energy, Inc., Sr. Unsec’d. Notes
6.50%	12/15/18	Baa2	265	263,277

				26,792,544

TOTAL CORPORATE BONDS (cost $33,407,416)				32,986,951

U.S. TREASURY OBLIGATIONS — 5.6%

U.S. Treasury Bonds
1.875%	02/28/14	3,500	3,538,290
2.75%	02/15/19	370	372,024
4.50%	02/28/11-05/15/38	4,430	4,892,648

TOTAL U.S. TREASURY OBLIGATIONS (cost $8,762,390)			8,802,962

TOTAL LONG-TERM INVESTMENTS (cost $163,909,223)	134,565,077

	Shares
SHORT-TERM INVESTMENT — 18.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $29,118,101; includes $9,857,163 of cash collateral for securities on loan)(b)(w)	29,118,101	29,118,101

TOTAL INVESTMENTS(o) — 104.0% (cost $193,027,324)		163,683,178

Liabilities in excess of other assets(x) — (4.0)%		(6,266,853)

NET ASSETS — 100.0%		$157,416,325

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CHIX	European Equity Exchange

ETF	Exchange Traded Funds

FDIC	Federal Deposit Insurance Corp.

ISE	International Securities Exchange

PRFC	Preference Shares

REIT	Real Estate Investment Trust

SNAT	Supra National Bank

TIPS	Treasury Inflation Protected Securities

TRQX	Turquoise Exchange

XHFT	Arca Europe Exchange

XLON	London Stock Exchange

XNGS	Nasdaq

XNYS	New York Stock Exchange

XTSE	Toronto Stock Exchange

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $9,634,669; cash collateral of $9,857,163 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of March 31, 2009, 290 securities representing $13,330,074 and 8.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures and forward foreign currency exchange contracts as follows:
Futures contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
90	FTSE 100 Index	Jun 09	$4,878,110	$5,016,931	$138,821
126	S&P 500 Index	Jun 09	4,753,507	5,007,240	253,733
43	90 Day Euro	Sep 09	10,574,175	10,632,288	58,113
28	10 Year Euro-Bund	Jun 09	4,621,149	4,628,908	7,759
26	10 Year Long Gilt	Jun 09	4,655,638	4,596,465	(59,173)

					399,253

Short Positions:
132	DJ Euro Stoxx 50	Jun 09	3,426,840	3,495,237	(68,397)
19	2 Year U.S. Treasury Notes	Jun 09	4,109,674	4,139,922	(30,248)
150	5 Year U.S. Treasury Notes	Jun 09	17,533,078	17,814,844	(281,766)
80	10 Year U.S. Treasury Notes	Jun 09	9,561,875	9,926,250	(364,375)
77	20 Year U.S. Treasury Bonds	Jun 09	9,595,032	9,987,141	(392,109)

					(1,136,895)

					$(737,642	) (1)

(1)	Cash of $2,460,186 has been segregated with the broker to cover requirements for open futures contracts at March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

		Notional
		Amount	Value at Settlement	Current	Unrealized
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)
Australian Dollar, Expiring 06/19/09	AUD	4,541	$3,190,119	$3,141,079	$(49,040)
British Pound, Expiring 04/17/09	GBP	7,410	11,282,793	10,632,128	(650,665)
Norwegian Krone, Expiring 06/19/09	NOK	21,170	3,146,014	3,141,509	(4,505)

			$17,618,926	$16,914,716	$(704,210)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sales Contracts		(000)	Date Payable	Value	(Depreciation)
British Pound, Expiring 04/17/09	GBP	2,488	$3,485,247	$3,569,784	$(84,537)
Euros, Expiring 04/17/09	EUR	4,918	6,351,782	6,533,943	(182,161)
Japanese Yen, Expiring 05/15/09	JPY	903,490	9,621,830	9,133,605	488,225
New Taiwanese Dollar Expiring 05/15/09	NWD	45,843	1,318,652	1,354,217	(35,565)

			$20,777,511	$20,591,549	$185,962

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$108,563,191	—
Level 2 — Other Significant Observable Inputs	55,106,843	$(518,248)
Level 3 — Significant Unobservable Inputs	13,144	—

Total	$163,683,178	$(518,248)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$119,724
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(18,246)
Net purchases (sales)	15,794
Transfers in and/or out of Level 3	(104,128)

Balance as of 3/31/09	$13,144

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Equity contracts	$324,157
Foreign exchange contracts	(518,248)
Interest rate contracts	(1,061,799)

Total	$(1,255,890)

The industry classification of investments and Liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2009 were as follows:

Exchange Traded Funds	19.1%
Affiliated Money Market Mutual Fund (6.3% represents investments purchased with collateral from securities on loan)	18.5
Telecommunications	6.6
Banks	5.9
Financial Services	5.6
U.S. Treasury Obligations	5.6
Oil, Gas & Consumable Fuels	3.7
Oil & Gas	3.1
Insurance	2.7
Foods	2.7
Pharmaceuticals	2.4
Electronic Components & Equipment	1.7
Electric	1.6
Retail & Merchandising	1.6
Chemicals	1.1
Utilities	1.0
Computer Services & Software	1.0
Transportation	1.0
Financial — Brokerage	1.0
Media	1.0
Real Estate Investment Trusts	0.9
Metals & Mining	0.9
Commercial Banks	0.6
Medical Supplies & Equipment	0.6
Commercial Services	0.6
Beverages	0.5
Consumer Products & Services	0.5
Healthcare Services	0.5
Automobile Manufacturers	0.5
Office Equipment & Supplies	0.5
Construction & Engineering	0.5
Diversified Telecommunication Services	0.5
Household Products	0.4
Biotechnology	0.4
Aerospace & Defense	0.4
Diversified Operations	0.4
Pipelines	0.4
Machinery & Equipment	0.3
Software	0.3
Healthcare Products & Services	0.3
Semiconductors	0.3
Distribution/Wholesale	0.3
Holding Companies	0.3
Agriculture	0.3
Entertainment & Leisure	0.3
Tobacco	0.3
Computer Hardware	0.3
Airlines	0.3
Healthcare Equipment & Supplies	0.3
Diversified Financial Services	0.3
Building Materials & Construction	0.2
Automotive Parts	0.2
Cable Television	0.2
Restaurants	0.2
Clothing & Apparel	0.2
Manufacturing	0.2
Building & Construction	0.2
Steel Producers/Products	0.2
Internet Services	0.2
Cosmetics & Toiletries	0.2
Apparel & Textile	0.1
Iron / Steel	0.1
Mining	0.1
Auto Parts & Equipment	0.1
Hand/Machine Tools	0.1
Miscellaneous Manufacturing	0.1
Computer Networking	0.1
Electronic Equipment & Instruments	0.1
Environmental Services	0.1
Diversified Machinery	0.1
Business Services	0.1
Communication Equipment	0.1
Diversified Manufacturing	0.1
Diversified Metals	0.1
Waste Disposal	0.1
Advertising	0.1
Household Durables	0.1
Industrial Conglomerates	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1
Investment Companies	0.1

104.0
Liabilities in excess of other assets	(4.0)

100.0%

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%

COMMON STOCKS

Biotechnology — 0.3%
Bio-Rad Laboratories, Inc. (Class A Stock)*	9,530	$628,027

Business Services — 5.1%
FTI Consulting, Inc.*(a)	116,525	5,765,657
ICON PLC, ADR (Ireland)*	226,105	3,651,596

		9,417,253

Chemicals — 4.6%
CF Industries Holdings, Inc.	32,110	2,283,984
Huntsman Corp.	777,795	2,434,499
Terra Industries, Inc.	133,290	3,744,116

		8,462,599

Commercial Banks — 0.8%
S&T Bancorp, Inc.	73,840	1,566,146

Commercial Services — 6.1%
GEO Group, Inc. (The)*(a)	236,515	3,133,824
Lender Processing Services, Inc.	74,650	2,285,036
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	125,115	2,325,888
Waste Connections, Inc.*	137,333	3,529,458

		11,274,206

Commercial Services & Supplies — 0.8%
Monster Worldwide, Inc.*(a)	172,640	1,407,016

Computer Hardware — 1.2%
Netezza Corp.*	333,210	2,265,828

Computer Services & Software — 9.3%
ANSYS, Inc.*(a)	131,696	3,305,570
Compellent Technologies, Inc.*	393,020	4,264,267
FactSet Research Systems, Inc.(a)	40,370	2,018,096
Informatica Corp.*	118,115	1,566,205
Macrovision Solutions Corp.*(a)	244,765	4,354,369
Novell, Inc.*(a)	345,375	1,471,298

		16,979,805

Education — 0.6%
American Public Education, Inc.*(a)	24,287	1,021,511

Electronic Components — 2.8%
Universal Electronics, Inc.*	280,527	5,077,539

Electronic Components & Equipment — 5.0%
Advanced Energy Industries, Inc.*	141,940	1,068,808
Coherent, Inc.*(a)	183,910	3,172,448
Dolby Laboratories, Inc. (Class A Stock)*(a)	65,930	2,248,872
DTS, Inc.*	37,030	890,942
OYO Geospace Corp.*(a)	131,615	1,718,892

		9,099,962

Entertainment & Leisure — 5.1%
Bally Technologies, Inc.*(a)	230,640	4,248,389
Penn National Gaming, Inc.*	62,445	1,508,047
Shuffle Master, Inc.*	546,715	1,569,072
WMS Industries, Inc.*(a)	99,335	2,077,095

		9,402,603

Financial Services — 4.6%
Cash America International, Inc.	254,114	3,979,425
First Commonwealth Financial Corp.	217,830	1,932,152
Investment Technology Group, Inc.*(a)	98,705	2,518,952

		8,430,529

Healthcare Products — 5.0%
Cutera, Inc.*	254,479	1,626,121
Thoratec Corp.*(a)	294,069	7,554,633

		9,180,754

Healthcare Providers & Services — 1.7%
Lincare Holdings, Inc.*(a)	147,520	3,215,936

Healthcare Services — 4.8%
Amedisys, Inc.*(a)	54,725	1,504,390
Centene Corp.*	220,505	3,973,500
Genoptix, Inc.*	83,785	2,285,655
MWI Veterinary Supply, Inc.*(a)	36,350	1,035,248

		8,798,793

Healthcare Techology — 2.6%
Eclipsys Corp.*(a)	467,022	4,735,603

Internet Services — 2.6%
TIBCO Software, Inc.*	816,345	4,791,945

Internet Software & Services — 2.3%
NetFlix, Inc.*(a)	97,945	4,203,799

Manufacturing — 0.8%
Hexcel Corp.*	214,260	1,407,688

Medical Supplies & Equipment — 7.4%
American Medical Systems Holdings, Inc.*(a)	475,578	5,302,695
Myriad Genetics, Inc.*	55,800	2,537,226
Quality Systems, Inc.(a)	94,345	4,269,111
Vital Images, Inc.*	124,840	1,406,947

		13,515,979

Metals & Mining — 3.0%
Alpha Natural Resources, Inc.*	130,220	2,311,405
Northwest Pipe Co.*(a)	113,305	3,225,793

		5,537,198

Oil & Gas — 5.4%
Core Laboratories NV (Netherlands)	32,422	2,371,993
Lufkin Industries, Inc.	126,695	4,799,207
Oceaneering International, Inc.*(a)	72,265	2,664,411

		9,835,611

Pharmaceuticals — 4.6%
BioMarin Pharmaceutical, Inc.*(a)	166,475	2,055,966
Cubist Pharmaceuticals, Inc.*(a)	107,075	1,751,747
Herbalife Ltd.	100,150	1,500,247
Onyx Pharmaceuticals, Inc.*	49,065	1,400,806

Perrigo Co.	70,745	1,756,598

		8,465,364

Restaurants — 2.1%
BJ’s Restaurants, Inc.*(a)	275,210	3,828,171

Retail & Merchandising — 3.0%
Genesco, Inc.*	291,329	5,485,725

Retail — Auto Parts — 1.0%
Copart, Inc.*	59,105	1,753,054

Semiconductors & Semiconductor Equipment — 2.3%
Varian Semiconductor Equipment Associates, Inc.*(a)	194,675	4,216,661

Telecommunications — 2.3%
EMS Technologies, Inc.*	239,327	4,178,649

Transportation — 1.2%
Landstar System, Inc.(a)	64,230	2,149,778

TOTAL LONG-TERM INVESTMENTS (cost $209,952,363)		180,333,732

SHORT-TERM INVESTMENT — 31.9%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $58,465,871; includes $55,361,107 of cash collateral for securities on loan)(b)(w)	58,465,871	58,465,871

TOTAL INVESTMENTS — 130.3% (cost $268,418,234)		238,799,603
Liabilities in excess of other assets — (30.3)%		(55,572,675)

NET ASSETS — 100.0%		$183,226,928

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $53,697,514; cash collateral of $55,361,107 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$238,799,603	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$238,799,603	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%

COMMON STOCKS — 96.3%

Aerospace — 1.4%
BE Aerospace, Inc.*	162,416	$1,408,147
Curtiss-Wright Corp. (Class B Stock)	43,750	1,227,187
Esterline Technologies Corp.*	40,500	817,695
Moog, Inc. (Class A Stock)*	5,150	117,781
Triumph Group, Inc.	31,250	1,193,750

		4,764,560

Aerospace & Defense — 0.6%
Limco-Piedmont, Inc.*	48,151	110,747
Orbital Sciences Corp.*	36,490	433,866
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	22,450	223,827
Teledyne Technologies, Inc.*	49,085	1,309,588

		2,078,028

Airlines — 0.2%
Alaska Air Group, Inc.*	5,400	94,878
JetBlue Airways Corp.*	14,300	52,195
Republic Airways Holdings, Inc.*	41,800	270,864
SkyWest, Inc.	26,700	332,148
US Airways Group, Inc.*	34,200	86,526

		836,611

Apparel & Textile — 0.3%
Maidenform Brands, Inc.*	16,700	152,972
Wolverine World Wide, Inc.	52,100	811,718

		964,690

Automobile Manufacturers
Wabash National Corp.	24,500	30,135

Automotive Components — 0.1%
WABCO Holdings, Inc.	27,420	337,540

Automotive Parts — 1.2%
ATC Technology Corp.*	109,133	1,222,290
Commercial Vehicle Group, Inc.*	5,100	2,805
Cooper Tire & Rubber Co.	183,935	743,097
Lear Corp.*	44,900	33,675
Regal-Beloit Corp.(a)	70,810	2,169,618

		4,171,485

Banks — 0.6%
Guaranty Bancorp*	200	364
TCF Financial Corp.(a)	173,905	2,045,123

		2,045,487

Beverages — 0.4%
Boston Beer Co., Inc. (Class A Stock)*	28,513	594,781
Central European Distribution Corp.*(a)	67,900	730,604

		1,325,385

Biotechnology — 0.2%
Alexion Pharmaceuticals, Inc.*(a)	4,200	158,172
Celera Corp.*	5,500	41,965
Emergent Biosolutions, Inc.*	9,200	124,292
InterMune, Inc.*	1,500	24,660
Maxygen, Inc.*	9,100	61,880
Medivation, Inc.*	2,400	43,848
United Therapeutics Corp.*(a)	1,800	118,962

		573,779

Broadcasting — 0.1%
Belo Corp. (Class A Stock)	228,488	139,378
Cox Radio, Inc. (Class A Stock)*	25,200	103,320
DG FastChannel, Inc.*	7,400	138,898
Lin TV Corp. (Class A Stock)*	3,600	4,032
Sinclair Broadcast Group, Inc. (Class A Stock)	48,100	49,543

		435,171

Building Materials — 0.1%
Ameron International Corp.	4,000	210,640
Apogee Enterprises, Inc.	9,400	103,212
NCI Building Systems, Inc.*	12,100	26,862
Trex Co., Inc.*	1,900	14,497
US Concrete, Inc.*	11,000	22,000

		377,211

Building Products — 0.3%
Gibraltar Industries, Inc.	101,665	479,859
Patrick Industries, Inc.*	70,589	34,589
Simpson Manufacturing Co., Inc.	31,303	564,080

		1,078,528

Business Services — 0.9%
CRA International, Inc.*	1,300	24,544
Forrester Research, Inc.*	2,500	51,400
Kelly Services, Inc. (Class A Stock)	51,800	416,990
Kforce, Inc.*	12,200	85,766
MAXIMUS, Inc.	1,100	43,846
Pan American Silver Corp. (Canada)*(a)	61,300	1,067,846
School Specialty, Inc.*(a)	70,026	1,231,757
Spherion Corp.*	27,200	56,576
ULURU, Inc.*	7,600	1,368
Viad Corp.	10,100	142,612

		3,122,705

Capital Markets — 1.0%
Affiliated Managers Group, Inc.*(a)	10,630	443,377
Cohen & Steers, Inc.	28,250	315,270
GAMCO Investment, Inc. (Class A Stock)(a)	31,090	1,015,089
Raymond James Financial, Inc.(a)	82,490	1,625,053
Thomas Weisel Partners Group, Inc.*	15,430	55,239

		3,454,028

Chemicals — 2.3%
Aceto Corp.	10,800	64,368
Cabot Corp.	71,243	748,764
Compass Minerals International, Inc.	7,900	445,323
Cytec Industries, Inc.	53,125	797,938
Ferro Corp.	24,940	35,664
FMC Corp.	16,281	702,362
Fuller (H.B.) Co.	23,100	300,300
Innophos Holdings, Inc.	11,100	125,208
Innospec, Inc. (United Kingdom)	10,200	38,454

International Flavors & Fragrances, Inc.	43,294	1,318,735
Koppers Holdings, Inc.	14,520	210,831
Minerals Technologies, Inc.	3,800	121,790
NewMarket Corp.	3,500	155,050
Olin Corp.	62,188	887,423
OM Group, Inc.*	5,500	106,260
PolyOne Corp.*	32,010	73,943
Rockwood Holdings, Inc.*	12,500	99,250
RPM International, Inc.	74,900	953,477
Schulman, (A.), Inc.	9,200	124,660
Sensient Technologies Corp.	22,200	521,700
Spartech Corp.	25,300	62,238

		7,893,738

Clothing & Apparel — 0.4%
Brown Shoe Co., Inc.	16,325	61,219
Deckers Outdoor Corp.*	2,500	132,600
Gymboree Corp.*	10,700	228,445
Hanesbrands, Inc.*(a)	82,050	785,218
Quiksilver, Inc.*	5,700	7,296
Skechers USA, Inc. (Class A Stock)*	7,300	48,691
Warnaco Group, Inc. (The)*	7,300	175,200

		1,438,669

Commercial Banks — 2.2%
Cascade Financial Corp.	103,245	258,113
Central Pacific Financial Corp.	45,234	253,310
City National Corp.(a)	12,290	415,033
CoBiz Financial, Inc.(a)	82,270	431,918
Cullen/Frost Bankers, Inc.(a)	20,672	970,344
East West Bancorp, Inc.(a)	80,018	365,682
First Security Group, Inc.	203,194	684,764
IBERIABANK Corp.	30,812	1,415,503
PAB Bankshares, Inc.	13,507	50,650
StellarOne Corp.	1,070	12,744
SVB Financial Group*(a)	20,240	405,002
Synovus Financial Corp.	147,240	478,530
Tompkins Trustco, Inc.(a)	8,510	365,930
Umpqua Holdings Corp.	97,337	881,873
Webster Financial Corp.	9,300	39,525
Wintrust Financial Corp.	54,730	673,179

		7,702,100

Commercial Services — 0.6%
Deluxe Corp.	52,300	503,649
Diebold, Inc.	67,934	1,450,391
DynCorp International, Inc. (Class A Stock)*	3,400	45,322

		1,999,362

Commercial Services & Supplies — 0.2%
United Stationers, Inc.*	22,020	618,322

Communications Equipment — 1.2%
Bel Fuse, Inc. (Class B Stock)	12,440	167,193
Black Box Corp.	80,201	1,893,546
Digi International, Inc.*	58,370	447,698
Plantronics, Inc.	137,530	1,659,987

		4,168,424

Computer Hardware — 0.1%
Hutchinson Technology, Inc.*	4,900	13,217
Imation Corp.	10,700	81,855
Insight Enterprises, Inc.*	9,100	27,846
Palm, Inc.*(a)	3,800	32,756
Quantum Corp.*	81,600	54,672

		210,346

Computer Services & Software — 3.3%
Aspen Technology, Inc.*	34,900	243,951
CACI International, Inc. (Class A Stock)*	51,764	1,888,868
CIBER, Inc.*	48,500	132,405
COMSYS IT Partners, Inc.*	7,000	15,470
DST Systems, Inc.*	27,300	945,126
Gartner, Inc. (Class A Stock)*	15,400	169,554
infoGROUP, Inc.*	3,000	12,480
Jack Henry & Associates, Inc.(a)	72,900	1,189,728
JDA Software Group, Inc.*	7,100	82,005
Mantech International Corp. (Class A Stock)*	4,300	180,170
MedAssets, Inc.*(a)	5,400	76,950
Netscout Systems, Inc.*	3,762	26,675
Parametric Technology Corp.*	195,807	1,954,154
Progress Software Corp.*	7,100	123,256
Quest Software, Inc.*	7,200	91,296
Radisys Corp.*	4,600	27,876
SPSS, Inc.*	1,300	36,959
Sybase, Inc.*(a)	114,240	3,460,330
Sykes Enterprises, Inc.*	9,800	162,974
SYNNEX Corp.*	16,200	318,654
Systemax, Inc.*	11,200	144,704
TIBCO Software, Inc.*	10,200	59,874
Virtusa Corp.*	3,000	18,600

		11,362,059

Computers — 0.7%
Perot Systems Corp. (Class A Stock)*	181,054	2,331,976

Computers & Peripherals — 0.1%
Rimage Corp.*	18,610	248,444

Computers — Networking — 0.4%
3Com Corp.*	292,800	904,752
Xyratex Ltd. (Bermuda)*	180,589	397,296

		1,302,048

Conglomerates — 0.4%
AZZ, Inc.*(a)	5,100	134,589
Brink’s Co. (The)	30,800	814,968
Teleflex, Inc.	14,734	575,952

		1,525,509

Construction — 0.3%
Meritage Homes Corp.*(a)	1,800	20,556
Palm Harbor Homes, Inc.*	2,200	4,906
URS Corp.*	24,700	998,127

		1,023,589

Construction and Engineering — 0.1%
Perini Corp.*(a)	39,478	485,579

Consumer Products & Services — 2.3%
Aaron Rents, Inc.(a)	35,200	938,432
American Greetings Corp. (Class A Stock)	10,300	52,118
AptarGroup, Inc.	51,179	1,593,714
Buckeye Technologies, Inc.*	49,200	104,796
Central Garden & Pet Co.*(a)	111,230	846,460
Electro Rent Corp.	3,000	28,920

G & K Services, Inc. (Class A Stock)	68,389	1,293,236
JAKKS Pacific, Inc.*	42,600	526,110
Jarden Corp.*	2,751	34,855
Regis Corp.	110,033	1,589,977
Steinway Musical Instruments, Inc.*	6,300	75,411
Universal Corp.(a)	36,200	1,083,104

		8,167,133

Containers & Packaging — 1.3%
Bemis Co., Inc.	37,011	776,121
Owens-Illinois, Inc.*	106,514	1,538,062
Pactiv Corp.*	39,965	583,089
Silgan Holdings, Inc.	32,233	1,693,522

		4,590,794

Distribution/Wholesale
Brightpoint, Inc.*	1,300	5,614

Diversified Consumer Services — 0.2%
Steiner Leisure Ltd.*(a)	25,902	632,268

Diversified Financial Services — 0.3%
BGC Partners, Inc. (Class A Stock)	2,900	6,409
Legg Mason, Inc.	63,700	1,012,830
Virtus Investment Partners, Inc.*	350	2,279

		1,021,518

Diversified Operations
Compass Diversified Holdings	10,000	89,200

Electric Utilities — 1.7%
MGE Energy, Inc.	8,650	271,351
NV Energy, Inc.	182,400	1,712,736
Portland General Electric Co.	223,131	3,924,874

		5,908,961

Electrical Equipment
Hubbell, Inc. (Class B Stock)	2,229	60,094

Electronic Components & Equipment — 3.3%
Advanced Energy Industries, Inc.*	7,300	54,969
Anixter International, Inc.*(a)	35,600	1,127,808
Arris Group, Inc.*	37,239	274,451
Belden, Inc.	77,557	970,238
Benchmark Electronics, Inc.*	17,250	193,200
Checkpoint Systems, Inc.*	9,800	87,906
Coherent, Inc.*	83,935	1,447,879
CTS Corp.	18,200	65,702
Electronics for Imaging, Inc.*	9,200	90,160
FEI Co.*	11,200	172,816
GrafTech International Ltd.*	87,630	539,801
IDACORP, Inc.	57,493	1,343,036
Jabil Circuit, Inc.	169,200	940,752
Littelfuse, Inc.*(a)	91,073	1,000,892
Park Electrochemical Corp.	64,137	1,108,287
Pericom Semiconductor Corp.*	4,000	29,240
PerkinElmer, Inc.	58,200	743,214
Plexus Corp.*	4,200	58,044
Sanmina-SCI Corp.*	124,500	37,973
Synopsys, Inc.*	50,020	1,036,915
Technitrol, Inc.	5,300	9,063
TTM Technologies, Inc.*	35,100	203,580
VAALCO Energy, Inc.*	16,600	87,814
Zygo Corp.*	8,000	36,720

		11,660,460

Energy Equipment & Services — 0.2%
ION Geophysical Corp.*	69,320	108,139
National Oilwell Varco, Inc.*	12,300	353,133
Superior Well Services, Inc.*	14,760	75,719

		536,991

Entertainment & Leisure — 0.8%
DreamWorks Animation SKG, Inc. (Class A Stock)*	40,700	880,748
Harmonic, Inc.*	14,400	93,600
International Speedway Corp. (Class A Stock)	45,200	997,112
Scientific Games Corp. (Class A Stock)*	54,732	662,805

		2,634,265

Equipment Services — 0.3%
General Cable Corp.*(a)	43,000	852,260
RPC, Inc.	8,525	56,521
Watsco, Inc.(a)	4,000	136,120

		1,044,901

Exchange Traded Funds — 0.3%
iShares Nasdaq Biotechnology Index Fund(a)	16,527	1,096,566

Financial — Bank & Trust — 8.9%
1st Source Corp.	5,900	106,495
Amcore Financial, Inc.	6,374	10,198
Ameris Bancorp.	7,720	36,361
Associated Banc-Corp.(a)	53,100	819,864
BancFirst Corp.	3,300	120,120
Banco Latinoamericano de Exportaciones SA (Panama)	12,100	113,377
BancorpSouth, Inc.(a)	89,993	1,875,454
Bank Mutual Corp.	69,758	632,007
Bank of the Ozarks, Inc.	4,800	110,784
Banner Corp.	300	873
Berkshire Hills Bancorp, Inc.	400	9,168
Boston Private Financial Holdings, Inc.	76,573	268,771
Brookline Bancorp, Inc.(a)	21,800	207,100
Cardinal Financial Corp.	150,667	864,829
Cathay General Bancorp(a)	5,800	60,494
Chemical Financial Corp.	8,085	168,249
Citizens Republic Bancorp, Inc.*	8,023	12,436
City Holding Co.	16,800	458,472
Colonial BancGroup, Inc. (The)(a)	43,700	39,330
Columbia Banking System, Inc.	9,800	62,720
Commerce Bancshares, Inc.	16,370	594,231
Community Bank System, Inc.	9,300	155,775
Community Trust Bancorp, Inc.	16,242	434,474
CVB Financial Corp.	88,100	584,103
Farmers Capital Bank Corp.	3,100	48,577
Financial Institutions, Inc.	5,200	39,624
First Bancorp	3,600	43,092
First Bancorp (Puerto Rico)	30,300	129,078
First Community Bancshares, Inc.(a)	5,500	64,185
First Financial Bancorp	117,207	1,116,983
First Financial Holdings, Inc.	5,800	44,370
First Horizon National Corp.(a)	200,281	2,151,015
First Merchants Corp.	7,300	78,767

First Niagara Financial Group, Inc.	45,317	493,955
First Place Financial Corp.	600	2,016
First South Bancorp, Inc.	2,500	26,550
FirstFed Financial Corp.*	1,000	360
FirstMerit Corp.(a)	158,764	2,889,505
FNB Corp.(a)	27,700	212,459
Green Bankshares, Inc.(a)	10,808	95,109
Guaranty Financial Group, Inc.*	4,800	5,174
Hancock Holding Co.	57,715	1,805,325
Hawaiian Holdings, Inc.*	30,200	112,646
Heartland Financial USA, Inc.	3,300	44,682
Heritage Commerce Corp.	1,200	6,300
Independent Bank Corp.	16,100	237,475
Integra Bank Corp.	9,400	17,766
IPC Holdings Ltd.	35,416	957,649
Lakeland Bancorp, Inc.	11,500	92,345
MainSource Financial Group, Inc.	12,270	98,651
MB Financial, Inc.	39,150	532,440
Nara Bancorp, Inc.	12,800	37,632
National Penn Bancshares, Inc.(a)	40,364	335,021
NewAlliance Bancshares, Inc.	104,785	1,230,176
Ocwen Financial Corp.*	13,000	148,590
Old Second Bancorp, Inc.	1,600	10,160
Oriental Financial Group, Inc.	10,400	50,752
Pacific Capital Bancorp	17,400	117,798
Pacific Continenetal Corp.	2,500	29,100
PacWest Bancorp(a)	114,479	1,640,484
Penson Worldwide, Inc.*	6,000	38,580
Peoples Bancorp, Inc.	6,100	79,178
Prosperity Bancshares, Inc.	41,100	1,124,085
Provident Bankshares Corp.(a)	18,200	128,310
Provident Financial Services, Inc.	20,300	219,443
Renasant Corp.	9,400	118,064
Republic Bancorp, Inc. (Class A Stock)(a)	5,846	109,148
Resource Capital Corp.	12,100	36,784
S&T Bancorp, Inc.	8,100	171,801
SCBT Financial Corp.	1,217	25,435
Shore Bancshares, Inc.	1,200	20,100
Sierra Bancorp	5,400	52,542
Signature Bank / New York*(a)	85,739	2,420,412
Simmons First National Corp. (Class A Stock)	4,400	110,836
Southside Bancshares, Inc.	9,500	179,550
Southwest Bancorp, Inc.	17,400	163,212
Sterling Bancorp	8,300	82,170
Sterling Bancshares, Inc.	28,700	187,698
Sterling Financial Corp.(a)	36,550	75,659
Suffolk Bancorp	2,900	75,371
Trico Bancshares	7,100	118,854
Trustmark Corp.(a)	13,200	242,616
UCBH Holdings, Inc.	26,400	39,864
Union Bankshares Corp.	3,500	48,475
United Bankshares, Inc.(a)	4,600	79,304
United Community Banks, Inc.(a)	16,061	66,813
Washington Federal, Inc.	44,200	587,418
Washington Trust Bancorp, Inc.	6,100	99,125
WesBanco, Inc.	8,400	191,772
West Bancorp, Inc.	9,400	70,030
West Coast Bancorp	19,000	42,180
Wilshire Bancorp, Inc.	12,400	63,984
Zions Bancorp(a)	116,183	1,142,079

		30,902,388

Financial — Brokerage — 0.2%
Knight Capital Group, Inc. (Class A Stock)*	34,000	501,160
LaBranche & Co., Inc.*	17,200	64,328
Piper Jaffray Cos.*	3,000	77,370
Teton Advisors, Inc.	464	—

		642,858

Financial Institutions
Patriot Capital Funding, Inc.	46,395	84,903

Financial Services — 2.0%
Advance America Cash Advance Centers, Inc.	17,000	28,730
Advanta Corp. (Class B Stock)	8,200	5,412
Assured Guaranty Ltd.	21,600	146,232
Dime Community Bancshares	12,000	112,560
Dollar Financial Corp.*	25,768	245,311
Encore Capital Group, Inc.*	7,800	35,334
Federal Agricultural Mortgage Corp. (Class C Stock)	29,900	80,132
Federated Investors, Inc. (Class B Stock)(a)	36,776	818,634
Financial Federal Corp.	95,450	2,021,631
Flushing Financial Corp.	6,600	39,732
Global Cash Access Holdings, Inc.*	28,700	109,634
Hallmark Financial Services*	4,300	29,799
Hanmi Financial Corp.	57,500	74,750
Lakeland Financial Corp.	7,000	134,330
Max Capital Group Ltd. (Bermuda)	26,500	456,860
MCG Capital Corp.	20,486	26,222
NBT Bancorp, Inc.	13,800	298,632
Nelnet, Inc. (Class A Stock)*	7,600	67,184
Prospect Capital Corp.	12,470	106,240
Stifel Financial Corp.*(a)	12,200	528,382
SWS Group, Inc.	10,200	158,406
United Community Financial Corp.	31,526	38,146
Waddell & Reed Financial, Inc. (Class A Stock)	50,050	904,404
Waterstone Financial, Inc.*	200	408
World Acceptance Corp.*(a)	19,400	331,740
WSFS Financial Corp.	4,700	105,092
Yadkin Valley Financial Corp.	900	6,705

		6,910,642

Food — 4.6%
Chiquita Brands International, Inc.*	11,500	76,245
Corn Products International, Inc.	182,998	3,879,558
Dean Foods Co.*	65,327	1,181,112
Del Monte Foods Co.	345,847	2,521,225
Fresh Del Monte Produce, Inc. (Cayman Islands)*	20,200	331,684
JM Smucker Co. (The)	19,500	726,765
Nash-Finch Co.	41,550	1,167,139
Ralcorp Holdings, Inc.*	36,160	1,948,301
Ruddick Corp.(a)	37,250	836,262
Sanderson Farms, Inc.	35,799	1,344,252
Smithfield Foods, Inc.*(a)	23,030	217,864
Spartan Stores, Inc.	25,300	389,873
TreeHouse Foods, Inc.*(a)	11,300	325,327

Tyson Foods, Inc. (Class A Stock)	128,738	1,208,850

		16,154,457

Food & Staples Retailing — 0.1%
Weis Markets, Inc.	15,760	489,190

Furniture — 0.2%
Furniture Brands International, Inc.	26,100	38,367
Tempur-Pedic International, Inc.(a)	110,876	809,395

		847,762

Gas Utilities — 0.4%
Northwest Natural Gas Co.	28,670	1,244,851

Healthcare — Medical Providers — 0.3%
Psychiatric Solutions, Inc.*(a)	64,178	1,009,520

Healthcare Providers & Services — 0.4%
Cross Country Healthcare, Inc.*	59,030	386,647
RehabCare Group, Inc.*	59,932	1,045,214

		1,431,861

Healthcare Services — 2.4%
Amedisys, Inc.*(a)	19,850	545,676
AMERIGROUP Corp.*	27,600	760,104
AmSurg Corp.*	100,709	1,596,238
Gentiva Health Services, Inc.*	26,600	404,320
HealthSouth Corp.*	4,300	38,184
HealthSpring, Inc.*	98,800	826,956
LifePoint Hospitals, Inc.*(a)	94,932	1,980,282
Magellan Health Services, Inc.*(a)	7,200	262,368
MEDNAX, Inc.*	35,800	1,055,026
Protalix BioTherapeutics, Inc. (Israel)*	10,800	21,600
Res-Care, Inc.*	66,379	966,478
Seattle Genetics, Inc.*	6,300	62,118

		8,519,350

Healthcare Technology
MedQuist, Inc.	48,610	123,956

Heathcare Equipment & Services — 0.1%
National Dentex Corp.*	58,183	226,332

Hotels & Motels
Strategic Hotels & Resorts, Inc.	38,500	26,565

Hotels, Restaurants & Leisure — 0.1%
California Pizza Kitchen, Inc.*(a)	21,390	279,781

Household Durables — 0.4%
Snap-on, Inc.	19,370	486,187
Tupperware Brands Corp.	53,870	915,251

		1,401,438

Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	203,169	1,527,831
Helen of Troy Ltd. (Bermuda)*	82,700	1,137,125
Prestige Brands Holdings, Inc.*	27,000	139,860

		2,804,816

Industrial Products — 2.4%
Actuant Corp. (Class A Stock)	9,700	100,201
Acuity Brands, Inc.	14,100	317,814
Barnes Group, Inc.(a)	111,950	1,196,746
Brady Corp. (Class A Stock)	50,676	893,418
Ceradyne, Inc.*(a)	13,200	239,316
EnPro Industries, Inc.*(a)	23,800	406,980
Interface, Inc. (Class A Stock)	111,168	332,392
Kaydon Corp.	89,628	2,449,533
Mettler-Toledo International, Inc.*	12,900	662,157
Myers Industries, Inc.	11,100	68,154
Watts Water Technologies, Inc. (Class A Stock)(a)	36,805	719,906
WESCO International, Inc.*	60,833	1,102,294

		8,488,911

Insurance — 8.6%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	63,510	2,415,285
American Equity Investment Life Holding Co.	91,508	380,673
American Physicians Capital, Inc.	5,400	220,968
AMERISAFE, Inc.*	42,400	649,568
AmTrust Financial Services, Inc.	11,800	112,690
Arch Capital Group Ltd.*	7,690	414,183
Argo Group International Holdings Ltd. (Bermuda)*	39,341	1,185,344
Aspen Insurance Holdings Ltd. (Bermuda)	88,300	1,983,218
CNA Surety Corp.*(a)	60,030	1,106,953
Delphi Financial Group, Inc. (Class A Stock)	21,100	284,006
EMC Insurance Group, Inc.	27,900	587,853
Employers Holdings, Inc.	167,649	1,599,372
Endurance Specialty Holdings Ltd. (Bermuda)	78,341	1,953,825
FPIC Insurance Group, Inc.*	4,600	170,338
Hanover Insurance Group, Inc. (The)	25,800	743,556
Harleysville Group, Inc.	6,000	190,860
Horace Mann Educators Corp.	93,878	785,759
Infinity Property & Casualty Corp.	42,214	1,432,321
Meadowbrook Insurance Group, Inc.	223,160	1,361,276
Navigators Group, Inc.*	8,300	391,594
Phoenix Cos., Inc. (The)	6,100	7,137
Platinum Underwriters Holdings Ltd. (Bermuda)	109,056	3,092,828
PMA Capital Corp. (Class A Stock)*	39,000	162,630
ProAssurance Corp.*	46,191	2,153,425
Reinsurance Group of America, Inc.	52,704	1,707,083
RLI Corp.	1,600	80,320
Safety Insurance Group, Inc.	42,280	1,314,062
SeaBright Insurance Holdings, Inc.*	9,500	99,370
Selective Insurance Group	65,100	791,616
StanCorp Financial Group, Inc.	32,650	743,767
Tower Group, Inc.	1,862	45,861
United Fire & Casualty Co.	45,150	991,494
Zenith National Insurance Corp.(a)	36,830	887,971

		30,047,206

Internet Services — 0.2%
Adaptec, Inc.*	13,100	31,440
EarthLink, Inc.*(a)	47,700	313,389

SonicWALL, Inc.*	11,300	50,398
United Online, Inc.	49,068	218,843

		614,070

IT Services — 0.3%
Avocent Corp.*	89,888	1,091,240

Leisure Equipment & Products — 0.1%
Callaway Golf Co.	47,500	341,050

Life Science Tools & Services
Enzo Biochem, Inc.*	20,980	84,340

Machinery — 1.2%
Albany International Corp. (Class A Stock)	40,080	362,724
IDEX Corp.(a)	75,896	1,659,846
Mueller Industries, Inc.	24,650	534,658
RBC Bearings, Inc.*	36,525	558,102
Wabtec Corp.	44,430	1,172,063

		4,287,393

Machinery & Equipment — 2.3%
Applied Industrial Technologies, Inc.	44,100	743,967
Baldor Electric Co.(a)	50,700	734,643
Cascade Corp.	2,200	38,786
Columbus McKinnon Corp.*	4,200	36,624
Gardner Denver, Inc.*	92,463	2,010,145
Joy Global, Inc.(a)	42,300	900,990
Kadant, Inc.*	60,140	692,813
Kennametal, Inc.	89,990	1,458,738
Mueller Water Products, Inc. (Class A Stock)	500	1,650
Smith (A.O.) Corp.	6,100	153,598
Tennant Co.	1,400	13,118
Terex Corp.*(a)	128,872	1,192,066

		7,977,138

Marine — 0.2%
Kirby Corp.*	25,560	680,918

Media
Cumulus Media, Inc. (Class A Stock)*	17,300	17,473
Entercom Communications Corp. (Class A Stock)	16,900	18,590
Lee Enterprises, Inc.	32,000	8,960

		45,023

Medical Products — 0.4%
Cooper Cos., Inc. (The)(a)	50,111	1,324,935

Medical Supplies & Equipment — 1.3%
Alliance Imaging, Inc.*	4,200	28,560
Arena Pharmaceuticals, Inc.*(a)	2,800	8,428
Bio-Rad Laboratories, Inc. (Class A Stock)*	5,100	336,090
CONMED Corp.*	58,929	849,167
Cypress Bioscience, Inc.*	4,300	30,573
Invacare Corp.	17,000	272,510
Inverness Medical Innovations, Inc.*(a)	31,800	846,834
Kensey Nash Corp.*	34,098	725,264
Patterson Cos., Inc.*(a)	63,880	1,204,777
PSS World Medical, Inc.*	5,800	83,230
STERIS Corp.	5,800	135,024

		4,520,457

Metals & Mining — 1.6%
Arch Coal, Inc.	53,400	713,958
Carpenter Technology Corp.	16,110	227,473
CIRCOR International, Inc.	6,200	139,624
Cliffs Natural Resources, Inc.	7,470	135,655
Haynes International, Inc.*	33,260	592,693
Horsehead Holding Corp.*	38,590	212,245
IAMGOLD Corp. (Canada)	91,850	785,318
Kaiser Aluminum Corp.	7,910	182,879
Olympic Steel, Inc.(a)	11,000	166,870
Quanex Building Products Corp.	13,025	98,990
Reliance Steel & Aluminum Co.	36,800	968,944
Royal Gold, Inc.	5,400	252,504
Schnitzer Steel Industries, Inc. (Class A Stock)	4,500	141,255
USEC, Inc.*	10,700	51,360
Worthington Industries, Inc.	108,000	940,680

		5,610,448

Multi-Utilities — 0.1%
CMS Energy Corp.(a)	26,470	313,405

Office Equipment
Ennis, Inc.	4,900	43,414
Knoll, Inc.	18,500	113,405

		156,819

Oil & Gas — 2.0%
Atwood Oceanics, Inc.*	45,800	759,822
Berry Petroleum Co. (Class A Stock)	129,524	1,419,583
Complete Production Services, Inc.*	12,000	36,960
Comstock Resources, Inc.*	9,300	277,140
Forest Oil Corp.*(a)	61,400	807,410
Goodrich Petroleum Corp.*	57,493	1,113,064
Harvest Natural Resources, Inc.*	8,500	28,815
Laclede Group, Inc. (The)	4,300	167,614
Lufkin Industries, Inc.	2,800	106,064
Oil States International, Inc.*	52,400	703,208
Pioneer Drilling Co.*	8,400	27,552
Rosetta Resources, Inc.*	4,700	23,265
Superior Energy Services, Inc.*	57,850	745,687
Toreador Resources Corp.	2,300	5,773
Trico Marine Services, Inc.*(a)	15,300	32,130
Union Drilling, Inc.*	5,200	19,760
Whiting Petroleum Corp.*	32,300	834,955

		7,108,802

Oil, Gas & Consumable Fuels — 0.5%
Denbury Resources, Inc.*(a)	30,094	447,197
St. Mary Land & Exploration Co.	59,790	791,022
XTO Energy, Inc.	16,100	492,982

		1,731,201

Paper & Forest Products — 0.6%
Louisiana-Pacific Corp.	72,280	161,184
Neenah Paper, Inc.	127,017	461,072
Rock-Tenn Co. (Class A Stock)	22,100	597,805
Schweitzer-Mauduit International, Inc.	30,330	559,892

Universal Forest Products, Inc.	7,100	188,931

		1,968,884

Personal Services — 0.1%
CompuCredit Corp.*(a)	9,000	22,050
GEO Group, Inc. (The)*	8,900	117,925
Stewart Enterprises, Inc. (Class A Stock)	51,400	166,536

		306,511

Pharmaceuticals — 0.1%
Auxilium Pharmaceuticals, Inc.*(a)	2,200	60,984
Par Pharmaceutical Cos., Inc.*	3,600	34,092
Perrigo Co.	4,700	116,701
Pharmasset, Inc.*	2,200	21,582
Valeant Pharmaceuticals International*(a)	4,900	87,171
Viropharma, Inc.*	18,400	96,600

		417,130

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*(a)	9,400	119,568
Courier Corp.	45,920	696,606
Valassis Communications, Inc.*	5,200	8,164

		824,338

Professional Services — 0.4%
Korn/Ferry International*	14,740	133,544
TrueBlue, Inc.*	55,540	458,205
Watson Wyatt Worldwide, Inc. (Class A Stock)	18,737	925,046

		1,516,795

Real Estate Investment Trusts — 4.2%
Alexandria Real Estate Equities, Inc.(a)	17,900	651,560
American Campus Communities, Inc.(a)	6,400	111,104
Anthracite Capital, Inc.	47,000	15,980
Anworth Mortgage Asset Corp.	35,700	218,841
Arbor Realty Trust, Inc.(a)	12,900	9,288
Ashford Hospitality Trust, Inc.	27,700	42,658
Associated Estates Realty Corp.	7,500	42,600
BioMed Realty Trust, Inc.	79,747	539,887
Capital Trust, Inc. (Class A Stock)	5,100	5,610
CBL & Associates Properties, Inc.(a)	90,876	214,467
Cogdell Spencer, Inc.	22,450	114,495
Corporate Office Properties Trust	6,310	156,677
Cousins Properties, Inc.(a)	28,710	184,892
DCT Industrial Trust, Inc.(a)	76,600	242,822
DiamondRock Hospitality Co.	38,100	152,781
EastGroup Properties, Inc.	6,070	170,385
Education Realty Trust, Inc.	190,625	665,281
Entertainment Properties Trust(a)	16,600	261,616
Equity LifeStyle Properties, Inc.	8,800	335,280
Equity One, Inc.(a)	72,716	886,408
Essex Property Trust, Inc.	2,230	127,868
Extra Space Storage, Inc.	13,300	73,283
First Potomac Realty Trust(a)	16,600	122,010
Glimcher Realty Trust	27,900	39,060
Hersha Hospitality Trust	11,500	21,850
Home Properties, Inc.	3,300	101,145
Hospitality Properties Trust	64,600	775,200
Inland Real Estate Corp.	20,000	141,800
LaSalle Hotel Properties(a)	90,530	528,695
Lexington Realty Trust	108,900	259,182
LTC Properties, Inc.	13,800	242,052
Maguire Properties, Inc.*	6,900	4,968
MFA Mortgage Investments, Inc.	379,955	2,234,136
Mid-America Apartment Communities, Inc.(a)	48,906	1,507,772
National Retail Properties, Inc.(a)	44,200	700,128
NorthStar Realty Finance Corp.(a)	48,050	111,476
Omega Healthcare Investors, Inc.	28,600	402,688
Parkway Properties, Inc.	24,800	255,440
Pennsylvania Real Estate Investment Trust(a)	18,900	67,095
PS Business Parks, Inc.	1,200	44,220
Saul Centers, Inc.	20,000	459,400
Senior Housing Properties Trust(a)	63,920	896,159
Sun Communities, Inc.	12,900	152,607
Sunstone Hotel Investors, Inc.	29,420	77,375
Washington Real Estate Investment Trust(a)	8,500	147,050

		14,515,291

Real Estate Management & Development — 0.2%
CB Richard Ellis Group, Inc. (Class A Stock)*	55,965	225,539
Jones Lang LaSalle, Inc.	20,970	487,762

		713,301

Restaurants — 0.4%
Bob Evans Farms, Inc.	100	2,242
Brinker International, Inc.	72,270	1,091,277
CEC Entertainment, Inc.*(a)	16,800	434,784
Einstein Noah Restaurant Group, Inc.*	2,800	16,324

		1,544,627

Retail & Merchandising — 4.6%
Abercrombie & Fitch Co. (Class A Stock)	44,101	1,049,604
Bebe Stores, Inc.	85,931	573,160
Casey’s General Stores, Inc.	74,222	1,978,758
Cash America International, Inc.	25,900	405,594
Children’s Place Retail Stores, Inc. (The)*	10,300	225,467
Collective Brands, Inc.*(a)	16,700	162,658
Core-Mark Holding Co., Inc.*	6,300	114,786
Dick’s Sporting Goods, Inc.*	50,800	724,916
Dress Barn, Inc.*(a)	15,500	190,495
DSW, Inc. (Class A Stock)*(a)	104,644	972,143
Ethan Allen Interiors, Inc.(a)	46,858	527,621
Finish Line, Inc. (The) (Class A Stock)	24,000	158,880
Jack in the Box, Inc.*	17,000	395,930
Jo-Ann Stores, Inc.*	2,700	44,118
Jos. A. Bank Clothiers, Inc.*(a)	18,900	525,609
Men’s Wearhouse, Inc. (The)	81,918	1,240,238
Oxford Industries, Inc.	1,000	6,170
Pantry, Inc. (The)*	73,018	1,285,847
PC Connection, Inc.*	9,300	35,340
PC Mall, Inc.*	4,200	19,068

Penske Auto Group, Inc.(a)	135,460	1,263,842
Perry Ellis International, Inc.*	15,750	54,495
PetSmart, Inc.	81,268	1,703,377
RC2 Corp.*	9,000	47,430
Rent-A-Center, Inc.*	53,800	1,042,106
Shoe Carnival, Inc.*	9,900	102,465
Stage Stores, Inc.	11,600	116,928
Vector Group Ltd.	57,536	747,393
World Fuel Services Corp.(a)	5,100	161,313
Zep, Inc.	7,200	73,656

		15,949,407

Road & Rail — 0.2%
J.B. Hunt Transport Services, Inc.(a)	33,260	801,899

Semiconductors — 2.4%
Amkor Technology, Inc.*(a)	27,900	74,772
Applied Micro Circuits Corp.*	20,225	98,294
Asyst Technologies, Inc.*	37,000	10,360
Brooks Automation, Inc.*	6,300	29,043
Cirrus Logic, Inc.*	16,400	61,664
Cohu, Inc.	1,600	11,520
DSP Group, Inc.*	11,800	50,976
Emulex Corp.*	297,623	1,497,044
Entegris, Inc.*	236,341	203,253
Exar Corp.*	162,971	1,016,939
Fairchild Semiconductor International, Inc.*	93,790	349,837
IXYS Corp.	17,300	139,438
Kulicke & Soffa Industries, Inc.*(a)	11,700	30,654
Lattice Semiconductor Corp.*	15,600	21,528
MKS Instruments, Inc.*	12,600	184,842
MRV Communications, Inc.*	9,500	2,945
Omnivision Technologies, Inc.*	59,500	399,840
ON Semiconductor Corp.*(a)	196,230	765,297
PMC — Sierra, Inc.*	60,700	387,266
Richardson Electronics Ltd.	75,348	254,676
Semtech Corp.*	9,000	120,150
Silcon Storage Technology, Inc.*	10,200	16,830
Skyworks Solutions, Inc.*	68,400	551,304
Standard Microsystems Corp.*	7,000	130,200
TriQuint Semiconductor, Inc.*	10,100	24,947
Varian Semiconductor Equipment Associates, Inc.*	38,920	843,007
Verigy Ltd.*	120,970	998,002
Zoran Corp.*	4,700	41,360

		8,315,988

Software — 1.5%
Citrix Systems, Inc.*	50,250	1,137,660
CSG Systems International, Inc.*	9,100	129,948
EPIQ Systems, Inc.*	38,820	699,925
Lawson Software, Inc.*	527,046	2,239,945
McAfee, Inc.*(a)	26,888	900,748
Take-Two Interactive Software, Inc.	7,700	64,295
Trident Microsystems, Inc.*	14,600	21,316

		5,193,837

Specialty Retail — 0.5%
Buckle, Inc. (The)	9,510	303,654
Cato Corp. (The) (Class A Stock)	64,537	1,179,737
Williams-Sonoma, Inc.(a)	27,850	280,728

		1,764,119

Telecommunications — 1.1%
Alaska Communications Systems Group, Inc.	99,950	669,665
Atlantic Tele-Network, Inc.	3,400	65,212
Centennial Communications Corp.*	8,800	72,688
Cincinnati Bell, Inc.*	109,000	250,700
CommScope, Inc.*	50,700	575,952
Consolidated Communications Holdings, Inc.	4,400	45,144
Finisar Corp.*	17,000	7,480
Harris Stratex Networks, Inc. (Class A Stock)*	11,000	42,350
Iowa Telecommunications Services, Inc.	75,200	861,792
MasTec, Inc.*	14,100	170,469
Newport Corp.*	7,600	33,592
Polycom, Inc.*(a)	5,700	87,723
Premiere Global Services, Inc.*	26,300	231,966
Symmetricon, Inc.*	9,400	32,900
Syniverse Holdings, Inc.*	26,400	416,064
Tekelec*	14,000	185,220
USA Mobility, Inc.	3,100	28,551

		3,777,468

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s, Inc.*	23,960	450,687
Movado Group, Inc.	24,390	183,901
Timberland Co. (Class A Stock)*(a)	55,015	656,879

		1,291,467

Thrifts & Mortgage Finance — 0.1%
Westfield Financial, Inc.	49,460	435,248

Transportation — 1.4%
Arkansas Best Corp.(a)	8,600	163,572
Atlas Air Worldwide Holdings, Inc.*	9,700	168,295
Bristow Group, Inc.*(a)	36,800	788,624
GATX Corp.(a)	36,750	743,452
Genesee & Wyoming, Inc. (Class A Stock)*(a)	34,800	739,500
GulfMark Offshore, Inc.*	21,700	517,762
Kansas City Southern*(a)	38,991	495,576
Knightsbridge Tankers Ltd. (Bermuda)	11,000	160,050
Marten Transport Ltd.*	8,800	164,384
Pacer International, Inc.	35,300	123,550
PHI, Inc.*	100	998
Ryder System, Inc.	27,600	781,356

		4,847,119

Utilities — 5.4%
AGL Resources, Inc.	72,260	1,917,058
Allete, Inc.(a)	27,650	737,978
American States Water Co.	4,000	145,280
Atlas America, Inc.	46,737	408,949
Atmos Energy Corp.	48,414	1,119,332
California Water Service Group	5,400	226,044
Cleco Corp.	16,700	362,223
Comfort Systems USA, Inc.	34,000	352,580
El Paso Electric Co.*	27,100	381,839
EMCOR Group, Inc.*	107,390	1,843,886
Great Plains Energy, Inc.	126,323	1,701,571

Integrys Energy Group, Inc.	21,750	566,370
New Jersey Resources Corp.	38,399	1,304,798
Piedmont Natural Gas Co., Inc.	7,900	204,531
South Jersey Industries, Inc.	10,100	353,500
Southwest Gas Corp.	27,600	581,532
Swift Energy Co.*(a)	171,527	1,252,147
TECO Energy, Inc.	82,600	920,990
UIL Holdings Corp.	7,900	176,328
UniSource Energy Corp.(a)	32,600	918,994
Vectren Corp.	36,100	761,349
Westar Energy, Inc.	90,802	1,591,759
WGL Holdings, Inc.	32,031	1,050,617

		18,879,655

TOTAL COMMON STOCKS (cost $512,671,133)		335,941,383

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#
U.S. Treasury Obligation — 0.2%
U.S. Treasury Note(k) (cost $614,413)
3.125%	11/30/09	$605	615,469

TOTAL LONG-TERM INVESTMENTS (cost $513,285,546)			336,556,852

	Shares
SHORT-TERM INVESTMENT — 21.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $74,522,638; includes $62,732,212 of cash collateral for securities on loan)(b)(w)	74,522,638	74,522,638

TOTAL INVESTMENTS(o) — 117.8% (cost $587,808,184)		411,079,490
Liabilities in excess of other assets(x) — (17.8)%		(62,247,648)

NET ASSETS — 100.0%		$348,831,842

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $60,930,410; cash collateral of $62,732,212 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)	Securities segregated as collateral for futures contracts.

(o)	As of March 31, 2009, one security representing $0 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation on futures contracts as follows:
Future contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized
Contracts	Type	Date	Trade Date	March 31, 2009	Appreciation
Long Positions:
76	Russell 2000	Jun 09	$2,989,200	$3,201,880	$212,680	(1)

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
     Level 1 — quoted prices in active markets for identical securities
     Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$410,464,021	$212,680
Level 2 — Other Significant Observable Inputs	615,469	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$411,079,490	$212,680

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments. As of March 31, 2009, the Portfolio had one Level 3 security with a market value of $0.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%

COMMON STOCKS — 64.0%

Advertising — 0.2%
Aegis Group PLC (United Kingdom)	138,090	$163,959
Lamar Advertising Co. (Class A Stock)*(a)	9,900	96,525
Omnicom Group, Inc.	41,400	968,760
WPP Group PLC (United Kingdom)	63,646	358,667

		1,587,911

Aerospace — 1.2%
Boeing Co. (The)	30,900	1,099,422
Finmeccanica SpA (Italy)	50,238	625,410
General Dynamics Corp.	15,300	636,327
Goodrich Corp.(a)	11,500	435,735
Lockheed Martin Corp.	20,100	1,387,503
Northrop Grumman Corp.	19,900	868,436
Raytheon Co.	11,300	440,022
Rockwell Collins, Inc.	15,300	499,392
Teledyne Technologies, Inc.*	3,200	85,376
Triumph Group, Inc.	3,200	122,240
United Technologies Corp.	47,900	2,058,742

		8,258,605

Airlines — 0.1%
AirTran Holdings, Inc.*(a)	9,600	43,680
AMR Corp.*	7,500	23,925
Gol Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	11,300	31,979
SkyWest, Inc.	4,200	52,248
Southwest Airlines Co.	56,200	355,746

		507,578

Automobile Manufacturers — 0.6%
Bayerische Motoren Werke AG (Germany)	21,971	636,066
Harley-Davidson, Inc.(a)	44,300	593,177
Honda Motor Co. Ltd. (Japan)	17,900	426,123
Oshkosh Corp.	6,800	45,832
PACCAR, Inc.(a)	14,700	378,672
Rolls-Royce Group PLC (United Kingdom)*	60,242	254,127
Thor Industries, Inc.	3,200	49,984
Toyota Motor Corp. (Japan)	32,300	1,025,973
Volkswagen AG (PRFC Shares) (Germany)	4,509	259,636
Winnebago Industries, Inc.	5,300	28,143

		3,697,733

Automotive Parts — 0.3%
Aisin Seiki Co. Ltd. (Japan)	15,600	250,326
Autoliv, Inc. AB (Sweden)	9,339	169,012
AutoZone, Inc.*	1,800	292,716
GKN PLC (United Kingdom)	172,282	168,712
H&E Equipment Services, Inc.*	4,000	26,200
Johnson Controls, Inc.	37,800	453,600
Koito Manufacturing Co. Ltd. (Japan)	38,000	274,530

		1,635,096

Beverages — 2.0%
Boston Beer Co., Inc. (Class A Stock)*	4,300	89,698
Cia Cervecerias Unidas SA, ADR (Chile)	12,100	340,010
Coca-Cola Co. (The)	105,800	4,649,910
Coca-Cola Enterprises, Inc.	41,200	543,428
Dr. Pepper Snapple Group, Inc.*	36,200	612,142
Kirin Holdings Co. Ltd. (Japan)	47,000	502,105
Lion Nathan Ltd. (Australia)	100,968	565,720
Pepsi Bottling Group, Inc.	24,400	540,216
PepsiCo, Inc.	88,200	4,540,536
Pernod-Ricard SA (France)	15,120	843,203
Reed’s, Inc.*	18,800	18,612

		13,245,580

Biotechnology
Illumina, Inc.*(a)	5,500	204,820
Incyte Corp.*	8,500	19,890
Maxygen, Inc.*	11,700	79,560

		304,270

Building Materials — 0.2%
Boral Ltd. (Australia)	65,747	165,341
Bouygues SA (France)	19,305	690,463
Cemex SAB de CV (Mexico)*	101,492	63,625
Masco Corp.	54,900	383,202
Sherwin-Williams Co. (The)	2,300	119,531
Universal Forest Products, Inc.	4,200	111,762
USG Corp.*	4,300	32,723

		1,566,647

Business Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)(a)	36,500	1,003,385
Bureau Veritas SA (France)	10,046	380,394
Corporate Executive Board Co. (The)	3,900	56,550
Fidelity National Information Services, Inc.	11,700	212,940
FTI Consulting, Inc.*(a)	3,200	158,336
Informa PLC (United Kingdom)	41,511	156,350
Manpower, Inc.(a)	4,400	138,732
Navigant Consulting, Inc.*	7,400	96,718
Robert Half International, Inc.	12,900	230,007
Senomyx, Inc.*	11,700	18,603

		2,452,015

Chemicals — 0.8%
Air Water, Inc. (Japan)	26,000	230,511
Airgas, Inc.	1,100	37,191
Albemarle Corp.	5,500	119,735
American Vanguard Corp.	11,700	150,930
Arch Chemicals, Inc.	6,650	126,084
Asahi Kasei Corp. (Japan)	55,000	199,759
BASF SE (Germany)	21,571	653,146
Cabot Corp.	6,900	72,519
Dow Chemical Co. (The)	29,500	248,685
E.I. du Pont de Nemours & Co.	55,659	1,242,865
Hitachi Chemical Co. Ltd. (Japan)	25,800	312,074
International Flavors & Fragrances, Inc.	7,500	228,450
Mosaic Co. (The)	6,400	268,672
Potash Corp. of Saskatchewan, Inc. (Canada)	3,200	258,592

Rohm & Haas Co.	1,300	102,492
Sigma-Aldrich Corp.	5,000	188,950
Symyx Technologies, Inc.*	13,800	61,410
Syngenta AG (Switzerland)	2,693	542,717
Tosoh Corp. (Japan)	81,000	154,416
Wacker Chemie AG (Germany)	5,125	425,773

		5,624,971

Clothing & Apparel — 0.3%
Adidas AG (Germany)	21,357	711,077
Anvil Holdings, Inc.(g)	126	188
Aoyama Trading Co. Ltd. (Japan)	9,500	125,420
Coach, Inc.*(a)	28,000	467,600
NIKE, Inc. (Class B Stock)(a)	14,100	661,149

		1,965,434

Commercial Banks — 0.4%
DnB NOR ASA (Norway)	79,200	356,507
Home Bancshares, Inc.	6,168	123,175
Julius Baer Holding AG (Switzerland)	18,269	449,382
KeyCorp(a)	72,100	567,427
Standard Chartered PLC (United Kingdom)	66,097	821,779
Western Alliance Bancorp*	6,400	29,184
Wilmington Trust Corp.	5,400	52,326

		2,399,780

Commercial Services — 0.4%
Benesse Corp. (Japan)	13,000	478,867
Dollar Thrifty Automotive Group, Inc.*	5,100	5,916
H&R Block, Inc.	36,500	663,935
Huron Consulting Group, Inc.*	2,100	89,103
Jackson Hewitt Tax Service, Inc.	5,300	27,666
Paychex, Inc.	13,600	349,112
QinetiQ Group PLC (United Kingdom)	184,346	349,811
Western Union Co. (The)	43,500	546,795

		2,511,205

Computer Hardware — 2.4%
Acer, Inc. (Taiwan)	331,651	499,395
Apple, Inc.*	45,900	4,825,008
Computer Sciences Corp.*(a)	1,700	62,628
Dell, Inc.*	118,500	1,123,380
Hewlett-Packard Co.	105,300	3,375,918
International Business Machines Corp.	61,050	5,915,134
Isilon Systems, Inc.*	11,000	24,200
Palm, Inc.*(a)	27,100	233,602
SanDisk Corp.*	18,800	237,820

		16,297,085

Computer Services & Software — 2.9%
Activision Blizzard, Inc.*	19,854	207,673
American Reprographics Co.*	6,200	21,948
Art Technology Group, Inc.*	27,600	70,380
Autodesk, Inc.*	124,300	2,089,483
Automatic Data Processing, Inc.	27,400	963,384
Avid Technology, Inc.*	6,400	58,496
Cadence Design Systems, Inc.*	20,800	87,360
Cisco Systems, Inc.*	124,600	2,089,542
Electronic Arts, Inc.*(a)	16,700	303,773
EMC Corp.*(a)	104,400	1,190,160
F5 Networks, Inc.*(a)	7,700	161,315
FactSet Research Systems, Inc.(a)	2,400	119,976
Fiserv, Inc.*	8,700	317,202
Global Payments, Inc.	4,200	140,322
Jack Henry & Associates, Inc.	8,800	143,616
Logica PLC (United Kingdom)	121,763	111,378
Microsoft Corp.	443,000	8,137,910
NS Solutions Corp. (Japan)	13,600	154,648
Red Hat, Inc.*	95,980	1,712,283
Salary.com, Inc.*	10,700	14,980
salesforce.com, Inc.*(a)	27,900	913,167
SYNNEX Corp.*	6,400	125,888
Tech Data Corp.*	5,300	115,434
Websense, Inc.*	7,400	88,800

		19,339,118

Computers-Intergrated Systems
3D Systems Corp.*	8,500	56,015

Conglomerates — 0.5%
Altria Group, Inc.(a)	109,200	1,749,384
DCC PLC (Ireland)	38,800	587,668
Hutchison Whampoa Ltd. (Hong Kong)	79,400	389,780
ITT Corp.	11,400	438,558
Jardine Cycle & Carriage Ltd. (Singapore)	29,000	226,396

		3,391,786

Construction — 0.4%
Acciona SA (Spain)	1,973	203,022
Carillion PLC (United Kingdom)	114,663	398,970
China Railway Construction Corp. (Class H Stock) (Hong Kong)*	508,500	662,172
Fluor Corp.(a)	9,600	331,680
Insituform Technologies, Inc. (Class A Stock)*	7,700	120,428
KB Home	14,100	185,838
McDermott International, Inc.*(a)	17,600	235,664
Toll Brothers, Inc.*(a)	8,500	154,360
Vulcan Materials Co.	4,200	186,018

		2,478,152

Consumer Products & Services — 2.8%
Avon Products, Inc.	55,500	1,067,265
Clorox Co.(a)	17,100	880,308
Colgate-Palmolive Co.	15,900	937,782
Fortune Brands, Inc.	15,100	370,705
Harman International Industries, Inc.(a)	4,000	54,120
Johnson & Johnson	125,846	6,619,500
Kimberly-Clark Corp.	26,400	1,217,304
L’Oreal SA (France)	11,558	795,441
Orkla ASA (Norway)	53,900	370,551
Pacific Brands Ltd. (Australia)	195,686	33,422
Procter & Gamble Co.(a)	127,255	5,992,420
Rent-A-Center, Inc.*	8,500	164,645

		18,503,463

Containers & Packaging
Owens-Illinois, Inc.*	1,100	15,884

Distribution/Wholesale — 0.3%
Fossil, Inc.*	5,500	86,350

Genuine Parts Co.	4,500	134,370
Mitsubishi Corp. (Japan)	57,000	755,634
Mitsui & Co. Ltd. (Japan)	53,000	539,926
Pool Corp.	7,512	100,661
Taleo Corp. (Class A Stock)*	5,300	62,646
Tyco International Ltd. (Bermuda)	14,450	282,642

		1,962,229

Diversified Financial Services — 0.1%
NASDAQ OMX Group, Inc. (The)*	8,300	162,514
SLM Corp.*	95,700	473,715

		636,229

Diversified Manufacturing
John Bean Technologies Corp.	1,124	11,757

Diversified Operations — 1.5%
3M Co.	39,100	1,944,052
Danaher Corp.	34,900	1,892,278
Deere & Co.	36,400	1,196,468
General Electric Co.	362,800	3,667,908
Honeywell International, Inc.	36,400	1,014,104
Koppers Holdings, Inc.	6,400	92,928
A.O. Smith Corp.	5,500	138,490

		9,946,228

Electric — 0.1%
NiSource, Inc.	7,900	77,420
NRG Energy, Inc.*	48,300	850,080
Reliant Energy, Inc.*(a)	19,700	62,843

		990,343

Electric — Integrated — 0.8%
Allegheny Energy, Inc.	18,600	430,962
American Electric Power Co., Inc.	19,300	487,518
Duke Energy Corp.	42,300	605,736
Exelon Corp.	32,800	1,488,792
Pinnacle West Capital Corp.(a)	10,000	265,600
Scottish & Southern Energy PLC (United Kingdom)	55,149	877,554
Southern Co. (The)	40,900	1,252,358

		5,408,520

Electronic Components & Equipment — 1.0%
Advanced Energy Industries, Inc.*	9,600	72,288
Agilent Technologies, Inc.*	25,400	390,398
American Science & Engineering, Inc.	2,100	117,180
AVX Corp.	14,900	135,292
Belden, Inc.	4,050	50,665
CyberOptics Corp.*	9,400	46,060
Emerson Electric Co.	20,500	585,890
Energizer Holdings, Inc.*(a)	3,300	163,977
Fanuc Ltd. (Japan)	3,700	253,069
General Cable Corp.*	3,200	63,424
Gentex Corp.	13,200	131,472
Hosiden Corp. (Japan)	38,000	379,145
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	29,415	433,016
LG Display Co. Ltd. (South Korea)	17,530	357,786
Mitsubishi Electric Corp. (Japan)	118,000	536,259
Nikon Corp. (Japan)	24,000	273,146
Nippon Electric Glass Co. Ltd. (Japan)	71,000	503,569
Plexus Corp.*	5,300	73,246
Samsung Electronics Co. Ltd. (South Korea)	959	396,218
Tyco Electronics Ltd. (Bermuda)	73,350	809,784
Venture Corp. Ltd. (Singapore)	34,000	112,761
Wacom Co. Ltd. (Japan)	216	231,717
Waters Corp.*(a)	6,600	243,870

		6,360,232

Energy Services — 0.2%
Covanta Holding Corp.*	8,800	115,192
Foundation Coal Holdings, Inc.	4,400	63,140
Iberdrola Renovables SA (Spain)*	204,327	846,985

		1,025,317

Entertainment & Leisure — 0.3%
Ascent Media Corp.*	1,962	49,050
International Game Technology	41,900	386,318
Nintendo Co. Ltd. (Japan)	2,600	760,583
Walt Disney Co. (The)(a)	57,300	1,040,568

		2,236,519

Environmental Services — 0.4%
Republic Services, Inc.	114,265	1,959,645
Stericycle, Inc.*	8,500	405,705
Waste Connections, Inc.*	4,350	111,795

		2,477,145

Farming & Agriculture — 0.4%
Alliance One International, Inc.*	18,000	69,120
Bunge Ltd.	3,200	181,280
Monsanto Co.	27,600	2,293,560

		2,543,960

Financial — Bank & Trust — 2.4%
Allied Irish Banks PLC (Ireland)	186,993	149,064
Australia & New Zealand Banking Group Ltd. (Australia)	63,345	692,192
Banco Santander SA (Spain)	101,496	699,861
Bank of America Corp.	403,091	2,749,081
Bank of Yokohama Ltd. (The) (Japan)	103,000	441,614
BankAtlantic Bancorp, Inc. (Class A Stock)	4,240	8,522
Barclays PLC, ADR (United Kingdom)	54,700	464,950
BNP Paribas (France)	19,670	813,279
Brooklyn Federal Bancorp, Inc.	1,100	12,133
Charter International PLC (United Kingdom)	29,286	191,615
Citizens Republic Bancorp, Inc.*	13,800	21,390
City National Corp.(a)	3,200	108,064
Close Brothers Group PLC (United Kingdom)	24,537	189,060
Comerica, Inc.	14,500	265,495
Commerce Bancshares, Inc.	4,245	154,093
Cooperative Bankshares, Inc.	14,400	11,376
DBS Group Holdings Ltd. (Singapore)	72,862	406,202
Deutsche Bank AG (Germany)	9,600	386,464
East West Bancorp, Inc.	5,300	24,221
Essa Bancorp, Inc.	1,100	14,641
First Financial Defiance Financial Corp.	2,200	13,288
First Horizon National Corp.(a)	35,764	384,106
Glacier Bancorp, Inc.	8,700	136,677

Intesa Sanpaolo SpA (Italy)	209,817	577,738
Louisiana Bancorp, Inc.*	2,200	28,160
Macquarie Group Ltd. (Australia)	16,679	314,068
MutualFirst Financial, Inc.	1,100	5,280
Nordea Bank AB (Sweden)	62,758	313,049
Northern Trust Corp.(a)	19,700	1,178,454
Pinnacle Financial Partners, Inc.*(a)	4,400	104,324
Popular, Inc. (Puerto Rico)	15,900	34,662
Provident Bankshares Corp.	8,500	59,925
Sandy Spring Bancorp, Inc.	6,400	71,424
Signature Bank*(a)	5,500	155,265
State Street Corp.(a)	17,500	538,650
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,500	369,719
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	119,000	460,743
Suncorp-Metway Ltd. (Australia)	48,669	203,263
SunTrust Banks, Inc.(a)	19,300	226,582
Swedbank AB (Class A Stock) (Sweden)	25,735	86,103
UCBH Holdings, Inc.	19,700	29,747
Wells Fargo & Co.(a)	169,624	2,415,446
Westamerica Bancorp(a)	3,200	145,792

		15,655,782

Financial Services — 2.9%
Allied Nevada Gold Corp.*	2,200	12,870
American Express Co.(a)	60,400	823,252
Ameriprise Financial, Inc.	20,700	424,143
Bank of New York Mellon Corp. (The)	22,700	641,275
BlackRock, Inc.(a)	600	78,024
Charles Schwab Corp. (The)	80,600	1,249,300
China Citic Bank (Class H Stock) (China)	1,838,000	695,675
CME Group, Inc.(a)	3,070	756,417
Eaton Vance Corp.	5,300	121,105
Franklin Resources, Inc.	5,000	269,350
Goldman Sachs Group, Inc. (The)	25,900	2,745,918
Heartland Payment Systems, Inc.	8,800	58,168
ING Groep NV, ADR (Netherlands)	24,634	135,825
Interactive Brokers Group, Inc. (Class A Stock)*	4,400	70,972
IntercontinentalExchange, Inc.*(a)	3,500	260,645
Intermediate Capital Group PLC (United Kingdom)	24,352	105,086
Invesco Ltd.	49,300	683,298
JPMorgan Chase & Co.	219,668	5,838,775
Kentucky First Federal Bancorp	2,200	22,594
Marshall & Ilsley Corp.	27,900	157,077
MasterCard, Inc. (Class A Stock)(a)	5,800	971,384
Moody’s Corp.(a)	4,200	96,264
Morgan Stanley	55,800	1,270,566
PNC Financial Services Group, Inc.(a)	4,500	131,805
Raymond James Financial, Inc.(a)	7,400	145,780
Societe Generale (France)	8,945	350,589
Stifel Financial Corp.*	3,700	160,247
U.S. Bancorp	10,300	150,483
Visa, Inc. (Class A Stock)	12,400	689,440
Waddell & Reed Financial, Inc. (Class A Stock)	5,500	99,385

		19,215,712

Food — 1.6%
Archer-Daniels-Midland Co.	15,600	433,368
Dairy Crest Group PLC (United Kingdom)	95,826	361,956
Goodman Fielder Ltd. (Australia)	238,674	172,965
House Foods Corp. (Japan)	16,800	234,275
J.M. Smucker Co. (The)	15,189	566,094
Kraft Foods, Inc. (Class A Stock)	82,485	1,838,591
Kroger Co. (The)	18,200	386,204
Nestle SA (Switzerland)	83,983	2,839,028
Sara Lee Corp.	17,700	143,016
Sysco Corp.	35,900	818,520
Tesco PLC (United Kingdom)	277,343	1,326,745
Tootsie Roll Industries, Inc.	6,470	140,538
Unilever PLC (United Kingdom)	58,459	1,105,532

		10,366,832

Hand/Machine Tools
Stanley Works (The)	5,700	165,984

Healthcare Services — 0.7%
Advisory Board Co. (The)*	3,200	53,056
AMERIGROUP Corp.*	4,400	121,176
Community Health Systems, Inc.*	4,400	67,496
Covance, Inc.*(a)	3,300	117,579
Edwards Lifesciences Corp.*	2,800	169,764
Healthways, Inc.*	3,300	28,941
Humana, Inc.*	13,600	354,688
LifePoint Hospitals, Inc.*(a)	6,600	137,676
Medco Health Solutions, Inc.*	25,700	1,062,438
Omnicare, Inc.(a)	5,600	137,144
UnitedHealth Group, Inc.	36,100	755,573
WellPoint, Inc.*	44,200	1,678,274

		4,683,805

Hotels & Motels — 0.2%
Choice Hotels International, Inc.	4,200	108,444
Gaylord Entertainment Co.*	4,200	34,986
Marriott International, Inc. (Class A Stock)	61,700	1,009,412
MGM MIRAGE*(a)	24,372	56,787

		1,209,629

Industrial Products — 0.4%
Actuant Corp. (Class A Stock)	7,400	76,442
Culp, Inc.*	7,700	23,716
Foster Wheeler AG*	9,100	158,977
Harsco Corp.	6,000	133,020
Illinois Tool Works, Inc.	11,600	357,860
Makita Corp. (Japan)	9,900	226,099
Mohawk Industries, Inc.*	1,800	53,766
Myers Industries, Inc.	11,700	71,838
Nucor Corp.	27,400	1,045,858
Precision Castparts Corp.	3,200	191,680

		2,339,256

Insurance — 1.9%
Aetna, Inc.	16,100	391,713
Aflac, Inc.	29,100	563,376
Aon Corp.	32,300	1,318,486

Assurant, Inc.	12,000	261,360
Aviva PLC (United Kingdom)	48,979	151,974
AXA SA (France)	37,021	445,135
AXIS Capital Holdings Ltd.	3,200	72,128
Chubb Corp.	24,600	1,041,072
CIGNA Corp.	20,000	351,800
CNP Assurances SA (France)	10,067	635,315
Employers Holdings, Inc.	5,700	54,378
Everest Re Group Ltd. (Bermuda)	2,200	155,760
Hartford Financial Services Group, Inc. (The)	12,100	94,985
Infinity Property & Casualty Corp.(a)	3,300	111,969
Lincoln National Corp.	24,500	163,905
Loews Corp.	19,800	437,580
Markel Corp.*	700	198,716
Marsh & McLennan Cos., Inc.	21,500	435,375
MetLife, Inc.	20,900	475,893
Muenchener Rueckversicherungs AG (Germany)	6,185	754,359
ProAssurance Corp.*	3,300	153,846
Prudential PLC (United Kingdom)	81,973	396,374
QBE Insurance Group Ltd. (Australia)	48,109	645,383
SeaBright Insurance Holdings, Inc.*	8,800	92,048
Selective Insurance Group	5,300	64,448
Sony Financial Holdings, Inc. (Japan)	157	423,429
StanCorp Financial Group, Inc.	4,400	100,232
Sun Life Financial, Inc. (Canada)(a)	27,400	489,364
Tokio Marine Holdings, Inc. (Japan)	16,000	394,064
Travelers Cos., Inc. (The)	38,999	1,584,919
W.R. Berkely Corp.	2,200	49,610
White Mountains Insurance Group Ltd.	100	17,191

		12,526,187

Internet Services — 1.4%
Amazon.com, Inc.*(a)	34,000	2,496,960
Ariba, Inc.*(a)	8,500	74,205
Blue Coat Systems, Inc.*	4,400	52,844
Digital River, Inc.*	2,100	62,622
Expedia, Inc.*(a)	43,600	395,888
Google, Inc. (Class A Stock)*	11,600	4,037,496
Juniper Networks, Inc.*(a)	74,600	1,123,476
Monster Worldwide, Inc.*(a)	10,300	83,945
RightNow Technologies, Inc.*	5,300	40,121
VeriSign, Inc.*(a)	37,400	705,738

		9,073,295

Iron & Steel
Cliffs Natural Resources, Inc.	4,400	79,904

Machinery & Equipment — 0.1%
Applied Industrial Technologies, Inc.	7,700	129,899
Baldor Electric Co.(a)	4,300	62,307
Joy Global, Inc.(a)	4,300	91,590
Modec, Inc. (Japan)	13,700	185,815
Nordson Corp.	4,400	125,092
Toshiba Machine Co. Ltd. (Japan)	41,000	121,863

		716,566

Media — 0.9%
Cablevision Systems Corp. (Class A Stock)(a)	30,300	392,082
DIRECTV Group, Inc. (The)*(a)	10,500	239,295
Discovery Communications, Inc. (Class A Stock)*	19,826	317,613
Discovery Communications, Inc. (Class C Stock)*	22,826	334,401
DISH Network Corp. (Class A Stock)*	6,300	69,993
Jupiter Telecommunications Co. Ltd. (Japan)	1,024	684,053
Liberty Global, Inc. (Class A Stock)*	8,532	124,226
Liberty Media Corp. — Entertainment (Class A Stock) (Tracking Stock)*	2,400	47,880
News Corp. (Class A Stock)	32,900	217,798
Sanoma Oyj (Finland)	35,230	450,280
Scripps Networks Interactive, Inc. (Class A Stock)	6,500	146,315
Time Warner Cable, Inc.(a)	65,324	1,620,025
Time Warner, Inc.	73,533	1,419,193
Viacom, Inc. (Class B Stock)*	12,700	220,726

		6,283,880

Medical Products — 0.1%
Boston Scientific Corp.*	61,300	487,335
Intuitive Surgical, Inc.*(a)	1,900	181,184

		668,519

Medical Supplies & Equipment — 2.7%
Abbott Laboratories	61,800	2,947,860
Amgen, Inc.*	46,700	2,312,584
Aspect Medical Systems, Inc.*	6,300	26,397
Baxter International, Inc.	37,100	1,900,262
Becton, Dickinson & Co.	8,300	558,092
C.R. Bard, Inc.(a)	5,300	422,516
Charles River Laboratories International, Inc.*(a)	2,800	76,188
Computer Programs & Systems, Inc.	6,400	212,928
Covidien Ltd.	35,550	1,181,682
DaVita, Inc.*	4,000	175,800
DENTSPLY International, Inc.	9,100	244,335
Elekta AB (Class B Stock) (Sweden)	54,008	543,733
Eli Lilly & Co.	46,000	1,536,860
Fresenius SE (PRFC Shares) (Germany)	12,389	568,860
Gen-Probe, Inc.*	2,700	123,066
Henry Schein, Inc.*(a)	4,400	176,044
Hologic, Inc.*	7,740	101,317
Life Technologies Corp.*	7,900	256,592
Martek Biosciences Corp.	3,200	58,400
McKesson Corp.	15,300	536,112
Medtronic, Inc.	58,100	1,712,207
Micrus Endovascular Corp.*	4,200	25,074
ResMed, Inc.*(a)	4,200	148,428
St. Jude Medical, Inc.*(a)	21,300	773,829
STERIS Corp.	7,700	179,256
Stryker Corp.(a)	13,100	445,924
Techne Corp.	3,000	164,130

Terumo Corp. (Japan)	8,600	319,453
Thoratec Corp.*(a)	6,400	164,416

		17,892,345

Metals & Mining — 0.9%
AK Steel Holding Corp.	11,700	83,304
Arch Coal, Inc.	6,600	88,242
BHP Billiton Ltd. (Australia)	44,221	977,340
BHP Billiton PLC (United Kingdom)	18,400	365,655
Carpenter Technology Corp.	3,300	46,596
CONSOL Energy, Inc.(a)	25,500	643,620
Freeport-McMoRan Copper & Gold, Inc.(a)	25,945	988,764
Haynes International, Inc.*	2,300	40,986
Kobe Steel Ltd. (Japan)	253,000	327,168
Newmont Mining Corp.	21,600	966,816
Peabody Energy Corp.	7,600	190,304
Rio Tinto Ltd. (Australia)	12,366	491,122
SSAB Svenskt Stal AB (Class A Stock) (Sweden)	56,685	482,754
Steel Dynamics, Inc.	11,000	96,910
Umicore (Belgium)	17,419	321,803
Westmoreland Coal Co.*	7,400	53,058

		6,164,442

Office Equipment
Canon, Inc. (Japan)	9,050	263,824
Herman Miller, Inc.	5,300	56,498

		320,322

Oil & Gas — 8.1%
ABB Ltd. (Switzerland)*	32,642	455,663
Baker Hughes, Inc.	30,800	879,340
Beach Petroleum Ltd. (Australia)	452,760	278,828
BG Group PLC (United Kingdom)	31,364	474,776
BJ Services Co.(a)	45,700	454,715
BP PLC (United Kingdom)	20,627	139,548
BP PLC, ADR (United Kingdom)	29,300	1,174,930
Cabot Oil & Gas Corp.	14,600	344,122
Chevron Corp.	102,722	6,907,027
China Oilfield Services Ltd. (Class H Stock) (China)	812,000	643,532
Complete Production Services, Inc.*	11,000	33,880
Concho Resources, Inc.*	6,400	163,776
ConocoPhillips	38,800	1,519,408
Devon Energy Corp.	13,300	594,377
Diamond Offshore Drilling, Inc.(a)	3,100	194,866
EOG Resources, Inc.	20,300	1,111,628
Exxon Mobil Corp.	241,966	16,477,885
FMC Technologies, Inc.*(a)	27,618	866,377
Forest Oil Corp.*(a)	5,500	72,325
Fugro NV (Netherlands)	8,537	271,648
GDF Suez (France)	20,835	715,565
GeoMet, Inc.*	27,500	15,950
Helmerich & Payne, Inc.	6,400	145,728
Hess Corp.	11,200	607,040
Holly Corp.	5,500	116,600
Hong Kong & China Gas Co. Ltd. (Hong Kong)	317,400	500,322
Mariner Energy, Inc.*	5,900	45,725
Murphy Oil Corp.	30,700	1,374,439
Nabors Industries Ltd. (Bermuda)*(a)	10,300	102,897
National Fuel Gas Co.	5,500	168,685
Newfield Exploration Co.*(a)	33,800	767,260
Occidental Petroleum Corp.	32,200	1,791,930
Praxair, Inc.	26,100	1,756,269
Range Resources Corp.	7,500	308,700
Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)(a)	39,300	1,713,873
Saipem SpA (Italy)	29,842	531,286
Schlumberger Ltd. (Netherlands)	78,600	3,192,732
Sempra Energy	15,700	725,968
Smith International, Inc.	22,900	491,892
StatoilHydro ASA (Norway)	66,200	1,171,272
Subsea 7, Inc. (Cayman Islands)	47,400	304,000
Suncor Energy, Inc.	32,700	726,267
Sunoco, Inc.(a)	3,100	82,088
Total SA (France)	25,250	1,255,505
Ultra Petroleum Corp.*	5,500	197,395
Valero Energy Corp.	27,500	492,250
Whiting Petroleum Corp.*(a)	3,200	82,720
XTO Energy, Inc.	47,216	1,445,754

		53,888,763

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	9,831	78,943
Domtar Corp. (Canada)*	21,600	20,520
International Paper Co.	32,200	226,688
MeadWestvaco Corp.	12,200	146,278
Weyerhaeuser Co.	9,000	248,130

		720,559

Pharmaceuticals — 4.4%
Alkermes, Inc.*	8,500	103,105
Allergan, Inc.	20,800	993,408
Astellas Pharma, Inc. (Japan)	14,500	448,719
Biogen Idec, Inc.*	15,400	807,268
BioMarin Pharmaceutical, Inc.*(a)	5,500	67,925
Bristol-Myers Squibb Co.	92,600	2,029,792
Cardinal Health, Inc.	13,600	428,128
Celgene Corp.*	34,200	1,518,480
Cephalon, Inc.*(a)	5,300	360,930
Chugai Pharmaceutical Co. Ltd. (Japan)	24,800	422,490
CSL Ltd. (Australia)	31,580	713,600
Elan Corp. PLC, ADR (United Kingdom)*	22,000	146,080
Express Scripts, Inc.*(a)	17,100	789,507
Gilead Sciences, Inc.*(a)	61,100	2,830,152
GlaxoSmithKline PLC (United Kingdom)	9,997	155,992
GlaxoSmithKline PLC, ADR (United Kingdom)(a)	38,900	1,208,623
Hospira, Inc.*	5,700	175,902
Human Genome Sciences, Inc.*	36,100	29,963
Kobayashi Pharmaceutical Co. Ltd. (Japan)	10,300	340,241
Medicines Co. (The)*	5,300	57,452
Medicis Pharmaceutical Corp. (Class A Stock)	4,200	51,954
Merck & Co., Inc.(a)	122,400	3,274,200
Merck KGaA (Germany)	5,141	454,628
Pfizer, Inc.	134,985	1,838,496
Roche Holding AG (Switzerland)	14,917	2,046,943

Rohto Pharmaceutical Co. Ltd. (Japan)	30,000	272,582
Sanofi-Aventis SA (France)	25,829	1,454,333
Schering-Plough Corp.	99,400	2,340,870
Sepracor, Inc.*	5,800	85,028
Toho Pharmaceutical Co. Ltd. (Japan)	9,000	86,982
Valeant Pharmaceuticals International*(a)	7,500	133,425
Vertex Pharmaceuticals, Inc.*(a)	8,400	241,332
Warner Chilcott Ltd. (Class A Stock) (Bermuda)*	16,100	169,372
Wyeth	79,000	3,400,160

		29,478,062

Pipelines — 0.2%
Spectra Energy Corp.	57,000	805,980
Williams Cos., Inc.	37,900	431,302

		1,237,282

Printing & Publishing
McGraw-Hill Cos., Inc. (The)	7,900	180,673
Scholastic Corp.	4,300	64,801

		245,474

Real Estate — 0.2%
China Overseas Land & Investment Ltd. (Hong Kong)	330,160	517,454
Goldcrest Co. Ltd. (Japan)	13,090	290,167
Lennar Corp. (Class A Stock)(a)	21,800	163,718
Mitsui Fudosan Co. Ltd. (Japan)	37,000	405,885
St. Joe Co. (The)*(a)	5,500	92,070

		1,469,294

Real Estate Investment Trusts — 0.6%
AMB Property Corp.(a)	9,900	142,560
Boston Properties, Inc.(a)	13,500	472,905
Camden Property Trust	5,300	114,374
Duke Realty Corp.(a)	20,800	114,400
EastGroup Properties, Inc.	4,400	123,508
Equity Residential Properties Trust(a)	34,600	634,910
Great Portland Estates PLC (United Kingdom)	109,767	383,903
LaSalle Hotel Properties(a)	10,600	61,904
Mirvac Group (Australia)	127,696	74,951
Potlatch Corp.	6,060	140,532
Regency Centers Corp.	4,300	114,251
Simon Property Group, Inc.(a)	21,803	755,256
SL Green Realty Corp.(a)	6,018	64,994
Unibail-Rodamco (France)	4,851	687,236
Weingarten Realty Investors	9,900	94,248

		3,979,932

Restaurants — 0.7%
McDonald’s Corp.	42,300	2,308,311
Mitchells & Butlers PLC (United Kingdom)	66,447	230,249
Sonic Corp.*	6,325	63,376
Starbucks Corp.*	73,400	815,474
Yum! Brands, Inc.	36,400	1,000,272

		4,417,682

Retail & Merchandising — 3.3%
A.C. Moore Arts & Crafts, Inc.*	7,300	13,797
American Eagle Outfitters, Inc.	7,400	90,576
Bed Bath & Beyond, Inc.*(a)	45,600	1,128,600
Best Buy Co., Inc.(a)	4,500	170,820
BJ’s Wholesale Club, Inc.*	4,400	140,756
CarMax, Inc.*(a)	6,400	79,616
Casey’s General Stores, Inc.	5,300	141,298
Costco Wholesale Corp.	11,500	532,680
CVS Caremark Corp.	87,076	2,393,719
Dick’s Sporting Goods, Inc.*	6,100	87,047
Dollar Tree, Inc.*	3,200	142,560
Drugstore.com, Inc.*	42,400	49,608
Esprit Holdings Ltd. (Hong Kong)	83,100	424,006
Harvey Norman Holdings Ltd. (Australia)	125,956	224,923
Hibbett Sports, Inc.*	5,900	113,398
Home Depot, Inc. (The)	94,700	2,231,132
Industria de Diseno Textil SA (Spain)	12,975	505,954
J. Crew Group, Inc.*	3,200	42,176
Kohl’s Corp.*(a)	35,000	1,481,200
Lawson, Inc. (Japan)	14,600	606,482
Lowe’s Cos., Inc.	121,600	2,219,200
N Brown Group PLC (United Kingdom)	102,160	277,776
Pantry, Inc. (The)*	3,200	56,352
PPR (France)	10,476	671,983
Ross Stores, Inc.	5,300	190,164
Staples, Inc.	10,000	181,100
SUPERVALU, Inc.	16,000	228,480
Target Corp.	23,400	804,726
Tween Brands, Inc.*	4,200	8,988
Wal-Mart Stores, Inc.	112,000	5,835,200
Walgreen Co.	28,800	747,648
Williams-Sonoma, Inc.(a)	6,600	66,528

		21,888,493

Schools — 0.1%
Apollo Group, Inc. (Class A Stock)*	8,300	650,139
Corinthian Colleges, Inc.*	9,600	186,720
DeVry, Inc.	1,100	52,998

		889,857

Semiconductors — 1.5%
Advanced Micro Devices, Inc.*(a)	148,400	452,620
Analog Devices, Inc.	22,900	441,283
Applied Materials, Inc.	76,800	825,600
ASML Holding NV (Netherlands)	24,137	428,107
Broadcom Corp. (Class A Stock)*	14,100	281,718
BTU International, Inc.*	9,500	31,825
Cymer, Inc.*	5,300	117,978
Hamamatsu Photonics KK (Japan)	20,500	389,162
Intel Corp.	216,300	3,255,315
Intersil Corp. (Class A Stock)	9,500	109,250
KLA-Tencor Corp.	10,600	212,000
Marvell Technology Group Ltd. (Bermuda)*	45,200	414,032
Maxim Integrated Products, Inc.	13,200	174,372
MEMC Electronic Materials, Inc.*	10,900	179,741
National Semiconductor Corp.(a)	65,800	675,766
NVIDIA Corp.*(a)	35,800	352,988
Semtech Corp.*	10,600	141,510
Texas Instruments, Inc.	71,000	1,172,210

Varian Semiconductor Equipment Associates, Inc.*(a)	7,100	153,786
Zoran Corp.*	9,412	82,825

		9,892,088

Telecommunications — 4.2%
Alcatel-Lucent (France)*	123,131	231,974
America Movil SAB de CV (Class L Stock), ADR (Mexico)	23,200	628,256
American Tower Corp. (Class A Stock)*	15,935	484,902
AT&T, Inc.	339,517	8,555,828
Corning, Inc.	88,400	1,173,068
Crown Castle International Corp.*(a)	36,800	751,088
Finisar Corp.*	43,400	19,096
France Telecom SA (France)	32,777	746,842
Hutchison Telecommunications International Ltd. (Hong Kong)	1,349,000	421,992
Ixia*	16,000	82,720
JDS Uniphase Corp.*	90,600	294,450
KDDI Corp. (Japan)	172	809,972
Leap Wireless International, Inc.*	2,100	73,227
MetroPCS Communications, Inc.*	71,700	1,224,636
Motorola, Inc.	177,800	752,094
NII Holdings, Inc.*	13,400	201,000
Nokia Oyj (Finland)	35,505	418,888
Nortel Networks Corp. (Canada)*	1,227	276
NTELOS Holdings Corp.	7,400	134,236
Prysmian SpA (Italy)	34,513	343,906
QUALCOMM, Inc.	89,600	3,486,336
Quanta Services, Inc.*(a)	11,500	246,675
SBA Communications Corp. (Class A Stock)*	2,200	51,260
Sprint Nextel Corp.*	354,400	1,265,208
StarHub Ltd. (Singapore)	239,350	310,264
Tandberg ASA (Norway)	35,000	516,131
Telefonica SA (Spain)	66,862	1,334,273
Telenor ASA (Norway)	73,300	419,935
Telestra Corp. Ltd. (Australia)	150,370	335,664
Television Broadcasts Ltd. (Hong Kong)	62,000	198,311
Verizon Communications, Inc.	27,300	824,460
Vodafone Group PLC, ADR (United Kingdom)	104,592	1,821,993

		28,158,961

Tobacco — 0.7%
Lorillard, Inc.	9,700	598,878
Philip Morris International, Inc.	109,700	3,903,126

		4,502,004

Toys
Hasbro, Inc.	9,500	238,165
Mattel, Inc.	3,400	39,202

		277,367

Transportation — 1.2%
Arriva PLC (United Kingdom)	66,126	351,532
Burlington Northern Santa Fe Corp.	7,800	469,170
C.H. Robinson Worldwide, Inc.(a)	7,600	346,636
Canadian National Railway Co. (Canada)(a)	4,300	152,435
Cargotec Corp. (Class B Stock) (Finland)	13,921	129,468
Central Japan Railway Co. (Japan)	72	405,995
CSX Corp.	21,600	558,360
Expeditors International of Washington, Inc.	21,700	613,893
Knight Transportation, Inc.	11,000	166,760
Nippon Yusen Kabushiki Kaisha (Japan)	62,000	239,505
Norfolk Southern Corp.	6,200	209,250
Union Pacific Corp.(a)	41,600	1,710,176
United Parcel Service, Inc. (Class B Stock)(a)	56,600	2,785,852
UTi Worldwide, Inc. (British Virgin Islands)	9,900	118,305

		8,257,337

Utilities — 1.5%
Alliant Energy Corp.	7,700	190,113
CenterPoint Energy, Inc.	43,800	456,834
Constellation Energy Group, Inc.	23,600	487,576
E.ON AG (Germany)	52,288	1,452,618
EDF Energies Nouvelles SA (France)	8,485	319,821
Entergy Corp.	18,400	1,252,856
FirstEnergy Corp.	10,000	386,000
FPL Group, Inc.	33,000	1,674,090
Great Plains Energy, Inc.(a)	12,100	162,987
Mirant Corp.*(a)	9,000	102,600
OGE Energy Corp.	6,400	152,448
PG&E Corp.	900	34,398
PPL Corp.	30,100	864,171
Public Service Enterprise Group, Inc.	19,300	568,771
SembCorp Industries Ltd. (Singapore)	335,911	520,999
Southwest Gas Corp.	7,700	162,239
Sumco Corp. (Japan)	35,300	525,893
TECO Energy, Inc.	48,400	539,660

		9,854,074

TOTAL COMMON STOCKS (cost $579,198,787)		425,956,496

PREFERRED STOCK U.S. Government Agency Obligation
Federal National Mortgage Assoc., 8.25%, CVT (cost $213,750)	8,550	6,070

Units
RIGHT*
Financial — Bank & Trust
Nordea Bank AB, expiring 4/03/09 (Sweden) (cost $156,030)	690,338	78,950

WARRANTS *
Clothing & Apparel
Anvil Holdings, Inc. (Class A Stock), expiring on 02/05/12(g)	1,395	209
Anvil Holdings, Inc. (Class B Stock), expiring on 02/05/12(g)	1,550	78

TOTAL WARRANTS (cost $0)		287

				Principal
Interest	Maturity		Moody’s	Amount
Rate	Date		Ratings†	(000)#
CORPORATE OBLIGATIONS — 10.1%

Advertising — 0.1%
Affinity Group, Inc.,
Gtd. Notes
9.00%	02/15/12		Ca	$50	27,750
Lamar Media Corp.,
Gtd. Notes
6.625%	08/15/15	(a)	Ba3	400	292,000
6.625%	08/15/15		Caa1	100	72,000
R.H. Donnelley Corp.,
Sr. Disc. Notes
6.875%	01/15/13		B2	25	1,375
Visant Corp.,
Gtd. Notes
7.625%	10/01/12		Caa3	50	47,375

					440,500

Aerospace — 0.1%
L-3 Communications Corp.,
Gtd. Notes
7.625%	06/15/12		B1	125	125,469
Moog, Inc.,
Sr. Sub. Notes. 144A
7.25%	06/15/18		Ba3	100	92,250
United Technologies Corp.,
Sr. Unsec’d. Notes
5.375%	12/15/17		Ba3	470	481,178
5.40%	05/01/35		A2	80	73,511

					772,408

Airlines
American Airlines, Inc.,
Pass -Through Certificates
7.858%	10/01/11		A2	75	60,750
Delta Air Lines, Inc.,
Pass -Through Certificates
7.57%	11/18/10		Ba1	75	67,875

					128,625

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes, MTN
1.634%(c)	08/03/09		A3	435	431,750
PACCAR, Inc.,
Sr. Unsec’d. Notes
6.875%	02/15/14		A3	40	41,659

					473,409

Automotive Parts
Commercial Vehicle Group, Inc.,
Gtd. Notes
8.00%	07/01/13		A1	75	16,500
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.625%	12/01/11		Caa3	225	186,750
Tenneco, Inc.,
Gtd. Notes
8.625%	11/15/14		B1	100	18,500

					221,750

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
Gtd. Notes, 144A
7.20%	01/15/14		Caa2	225	235,767
SABMiller PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.20%	07/01/11		Baa2	210	211,743

					447,510

Biotechnology
Genentech, Inc.,
Sr. Unsec’d. Notes
4.75%	07/15/15		Baa1	165	164,914

Broadcasting — 0.1%
COX Communications, Inc.,
Notes. 144A(g)
6.25%	06/01/18		A1	335	297,593
Unsec’d. Notes
7.125%	10/01/12		Baa3	140	139,367
Fisher Communications, Inc.,
Gtd. Notes
8.625%	09/15/14		Baa3	25	21,250

					458,210

Building Materials — 0.1%
CRH America, Inc.,
Gtd. Notes
6.00%	09/30/16		B2	230	162,173
Gibraltar Industries, Inc.,
Gtd. Notes
8.00%	12/01/15		Baa1	175	94,500
Lafarge SA,
Sr. Unsec’d. Notes (France)
6.15%	07/15/11		B3	155	136,400

					393,073

Cable Television — 0.1%
Comcast Corp.,
Gtd. Notes
5.70%	05/15/18		Baa3	255	239,178
CSC Holdings, Inc.,
Sr. Unsec’d. Notes
7.625%	04/01/11		B1	250	248,125
7.625%	07/15/18		B1	50	45,000
Sr. Unsec’d. Notes, 144A(a)
8.50%	04/15/14		Baa2	125	123,125
DIRECTV Holdings LLC DIRECTV Financing Co.,
Gtd. Notes
7.625%	05/15/16		B3	125	122,500
Echostar DBS Corp.,
Gtd. Notes
6.375%	10/01/11		B1	25	24,125
6.625%	10/01/14		Ba3	50	44,750
7.75%	05/31/15		Ba3	100	92,000

Univision Communications, Inc.,
Gtd. Notes
7.85%	07/15/11		Baa2	50	32,000

					970,803

Chemicals — 0.1%
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
5.60%	12/15/36		B2	225	192,239
Huntsman LLC,
Sr. Sec’d. Notes
11.625%	10/15/10		A2	25	24,750
Invista,
Sr. Unsec’d. Notes, 144A
9.25%	05/01/12		Ba1	400	358,000
Nalco Co.,
Gtd. Notes
7.75%	11/15/11		Ba3	300	295,500

					870,489

Clothing & Apparel
Dyersburg Corp.,
Gtd. Notes(g)(i)
9.75%	09/01/07		Ba2	175	—

Commercial Services — 0.1%
ARAMARK Corp.,
Gtd. Notes
4.67%(c)	02/01/15		B3	250	190,625
Erac USA Finance Co.,
Bonds, 144A(g)
5.60%	05/01/15		Ba3	185	120,969
Valassis Communications, Inc.,
Gtd. Notes
8.25%	03/01/15		Baa2	250	107,813

					419,407

Computer Services & Software — 0.1%
Vivendi,
Notes. 144A (France)(g)
5.75%	04/04/13		B3	455	425,253

Conglomerates
Altria Group, Inc.,
Gtd. Notes
9.25%	08/06/19		Baa2	50	53,460
9.70%	11/10/18		Baa1	50	54,425

					107,885

Construction
Caterpillar, Inc.,
Sr. Unsec’d. Notes
8.25%	12/15/38		Baa1	40	43,340
Pulte Homes, Inc.,
Gtd. Notes
5.20%	02/15/15		A2	205	162,206

					205,546

Consumer Products & Services — 0.1%
Deluxe Corp.,
Sr. Unsec’d. Notes
7.375%	06/01/15		Ba3	500	370,000
Fortune Brands, Inc.,
Sr. Unsec’d. Notes
5.125%	01/15/11		Ba2	70	68,700

					438,700

Containers & Packaging
BWAY Corp.,
Gtd. Notes
10.00%	10/15/10		Baa2	50	50,500
Plastipak Holdings, Inc.
Sr. Notes, 144A
8.50%	12/15/15		B3	75	52,500
Silgan Holdings, Inc.,
Sr. Sub. Notes
6.75%	11/15/13		B3	25	23,500

					126,500

Distribution/Wholesale
KAR Holdings, Inc.,
Gtd. Notes
10.00%	05/01/15		B1	125	54,375

Diversified Operations — 0.2%
3M Co.,
Sr. Unsec’d. Notes, MTN
5.70%	03/15/37		Caa1	205	208,468
Bombardier, Inc.,
Sr. Unsec’d, 144A (Canada)
6.30%	05/01/14		Aa1	500	352,500
6.75%	05/01/12		Ba2	200	162,000
Cooper US, Inc.,
Gtd. Notes
6.10%	07/01/17		Ba2	270	265,009
Danaher Corp.,
Sr. Unsec’d. Notes
5.40%	03/01/19		Baa3	125	126,767
Honeywell International, Inc.,
Sr. Unsec’d. Notes
5.30%	03/01/18		A3	310	316,831
Trinity Industries, Inc.,
Gtd. Notes
6.50%	03/15/14		A2	75	60,750

					1,492,325

Electric — 0.3%
Carolina Power & Light Co.,
First Mortgage
5.30%	01/15/19		Baa3	160	161,985
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
6.75%	04/01/38		A2	160	156,615
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.00%	05/15/35		A1	190	132,007
Electricite de France,
Notes., 144A (France)(g)
6.95%	01/26/39		Baa2	250	247,791
NiSource Finance Corp.,
Gtd. Notes
7.875%	11/15/10		Aa3	25	24,566
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14		Baa3	150	141,000
7.375%	02/01/16		B1	250	232,500
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14		B1	115	115,605
6.35%	02/15/38	(a)	A3	280	281,082
Reliant Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17		Baa1	125	98,750

Sierra Pacific Resources,
Sr. Unsec’d. Notes(g)
7.803%	06/15/12	A3	100	96,693
Texas Competitive Electric Holdings Co., LLC,
Gtd. Notes
10.25%	11/01/15	Ba3	200	100,000
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.50%	12/15/10	Caa1	210	213,225

				2,001,819

Electronic Components & Equipment
Avnet, Inc.,
Sr. Unsec’d. Notes
5.875%	03/15/14	B1	295	253,727
STATS ChipPAC Ltd.,
Gtd. Notes (Singapore)
6.75%	11/15/11	Baa3	25	21,250

				274,977

Energy Services
Chesapeake Energy Corp.,
Gtd. Notes
6.375%	06/15/15	Ba1	25	21,063
Duke Energy Corp.,
Sr. Unsec’d. Notes
6.30%	02/01/14	Ba3	100	102,373

				123,436

Entertainment & Leisure — 0.1%
Harrah’s Operating Co., Inc.,
Sr. Sec’d. Notes., 144A
10.00%	12/15/15	Baa2	25	7,750
Speedway Motorsports, Inc.,
Gtd. Notes
6.75%	06/01/13	C	50	41,875
Wynn Las Vegas Capital Corp.,
First Mortgage(a)
6.625%	12/01/14	Ba2	350	264,250

				313,875

Environmental Control — 0.1%
Allied Waste North America, Inc.,
Gtd. Notes
6.875%	06/01/17	Ba2	350	318,500
Sr. Unsec’d. Notes
7.875%	04/15/13	Baa3	100	99,500
Casella Waste Systems, Inc.,
Gtd. Notes
9.75%	02/01/13	Baa3	100	84,500
Waste Management, Inc.,
Gtd. Notes
6.10%	03/15/18	Caa1	465	439,259

				941,759

Farming & Agriculture
Bunge NA Finance LP,
Gtd. Notes
5.90%	04/01/17	Baa3	290	229,391

Financial — Bank & Trust — 0.6%
BAC Capital Trust VI,
Bank Gtd. Notes
5.625%	03/08/35	Baa2	380	170,490
Bank of America Corp.,
Sr. Unsec’d. Notes
5.65%	05/01/18	Baa3	545	454,677
Sub. Notes
5.75%	08/15/16	A2	165	108,249
BB&T Capital Trust II,
Bank Gtd. Notes
6.75%	06/07/36	A3	170	93,805
Capital One Capital IV,
Gtd. Notes
6.745%(c)	02/17/37	A1	365	124,467
Fifth Third Bancorp,
Sr. Unsec’d. Notes(a)
6.25%	05/01/13	Baa2	350	334,173
Sub. Notes
8.25%	03/01/38	Baa1	215	131,772
HSBC Holdings PLC,
Sub. Notes (United Kingdom)
6.50%	05/02/36	Baa2	100	82,539
ING Bank NV,
Sub. Notes, 144A (Netherlands)(g)
5.125%	05/01/15	A1	250	233,020
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12	A1	250	143,237
5.45%	03/24/11	Baa2	650	437,839
6.625%	11/15/13	Baa2	500	276,950
Kinder Morgan Finance Co. ULC,
Gtd. Notes (Canada)
5.70%	01/05/16	Baa2	190	161,500
Nielsen Finance LLC Nielsen Finance Co. (Zero Coupon until 08/01/11)
Gtd. Notes
10.98% (s)	08/01/16	Ba1	75	31,125
Northern Trust Co. (The),
Sub. Notes
4.60%	02/01/13	Caa1	115	115,714
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11	A1	114	115,830
5.50%	08/15/13	A1	225	235,485
PNC Funding Corp.,
Bank Gtd. Notes
5.625%	02/01/17	A1	165	151,921
Sovereign Capital Trust VI,
Bank Gtd. Notes
7.908%	06/13/36	A2	5	3,304
Wachovia Corp.,
Sr. Unsec’d. Notes
5.75%	02/01/18	Baa2	495	438,509
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.875%	01/12/11	A1	190	187,791
Wells Fargo Bank NA,
Sub. Notes
4.75%	02/09/15	A1	250	213,370

				4,245,767

Financial Services — 1.6%
American Express Co.,
Sr. Unsec’d. Notes
5.25%	09/12/11	Ba1	175	164,520
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A2	665	583,855
Arch Western Finance LLC,
Sr. Sec’d. Notes
6.75%	07/01/13	A1	50	45,750

Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
4.50%	04/01/13		B1	315	312,162
Bank One Corp.,
Sub. Notes
5.25%	01/30/13		Aa2	635	586,811
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
5.85%	09/01/17		A1	195	169,424
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12		A2	620	552,617
5.50%	04/11/13		A3	375	329,465
6.125%	05/15/18		A3	100	86,314
Compton Petroleum Finance Corp.,
Gtd. Notes (Canada)
7.625%	12/01/13		A3	500	160,000
Couche-Tard Corp.,
Gtd. Notes
7.50%	12/15/13		Caa2	50	49,125
Countrywide Home Loans, Inc.,
Gtd. Notes, MTN
4.125%	09/15/09		Ba2	425	419,976
Credit Suisse Guernsey Ltd.,
Jr. Sub. Notes (Switzerland)
5.86%(c)	05/29/49		A2	210	77,825
Credit Suisse USA, Inc.,
Gtd. Notes
5.50%	08/16/11		Aa3	135	135,427
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
12.50%	11/30/17		Aa1	200	91,000
First Data Corp.,
Gtd. Notes, 144A
9.875%	09/24/15		B-(d)	150	87,750
Sr. Notes, 144A
10.55%	09/24/15		A1	100	41,500
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.544%	04/15/09	(c)	Caa1	100	98,750
7.875%	06/15/10		Caa1	100	82,641
9.75%	09/15/10		B3	75	61,698
General Electric Capital Corp.,
Sr. Unsec’d. Notes(a)
4.80%	05/01/13		Caa1	125	117,146
Sr. Unsec’d. Notes, MTN
6.00%	06/15/12		Aa2	645	635,922
Goldman Sachs Group, Inc. (The),
Gtd. Notes
6.345%	02/15/34		Aa2	183	108,037
Sr. Unsec’d. Notes
6.15%	04/01/18		A2	460	420,172
6.60%	01/15/12		A2	125	124,911
Sub. Notes
6.75%	10/01/37		A1	810	547,836
Hawker Beechcraft Acquisition LLC,
Gtd. Notes
8.50%	04/01/15		A1	600	153,000
HBOS PLC,
Sr. Sub. Notes. 144A (United Kingdom)(g)
6.00%	11/01/33		Caa3	170	93,297
Inergy LP Inergy Finance Corp.,
Gtd. Notes, 144A
8.75%	05/01/15		Baa1	25	24,125
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14		B1	126	100,128
6.25%	01/15/36		Baa2	150	82,400
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.50%	04/13/17		Baa2	185	175,312
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.75%	05/01/13		A2	475	460,426
6.00%	01/15/18		Aa3	125	126,260
6.40%	05/15/38	(a)	Aa3	300	294,154
JPMorgan Chase Capital XXII,
Gtd. Notes
6.45%	02/02/37		Aa3	365	230,789
Lazard Group LLC,
Sr. Unsec’d. Notes
7.125%	05/15/15		Aa3	50	41,547
MBNA American Bank,
Sub. Notes, 144A(g)
7.125%	11/15/12		B(d)	80	73,380
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
5.45%	02/05/13		A1	355	291,015
Sub. Notes
7.75%	05/14/38		A2	335	198,864
Mizuho Capital Investment USD 1 Ltd.,
Sub. Notes, 144A (Cayman Islands)(g)
6.686%(c)	12/31/49		A3	66	39,653
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
6.00%	04/28/15		Baa1	725	684,486
MUFG Capital Finance 1 Ltd.,
Bank Gtd. Notes (Cayman Islands)
6.346%(c)	07/29/49		A2	100	67,000
Nuveen Investments, Inc.,
Sr. Notes, 144A
10.50%	11/15/15		A2	150	42,000
Sr. Unsec’d. Notes
5.50%	09/15/15		Caa3	150	30,000
Principal Financial Group, Inc.,
Gtd. Notes
6.05%	10/15/36		Caa3	120	61,822
SLM Corp.,
Sr. Unsec’d. Notes
1.216%(c)	04/01/09		A3	155	155,000
5.45%	04/25/11		Baa2	125	79,962
Sr. Unsec’d. Notes, MTN
3.675%(c)	07/27/09		NR	120	115,616
5.125%	08/27/12		Baa2	120	64,660
8.45%	06/15/18		Baa2	350	189,045
Svensk Export Kredit AB,
Sr. Unsec’d. Notes (Sweden)
5.125%	03/01/17		Baa2	345	358,367
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
4.50%	07/29/10		Aa1	275	276,559
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.75%	12/01/30		Aa3	250	254,716

Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A (Canada)(g)
5.50%	11/16/11	A3	165	138,676

				10,992,893

Food — 0.2%
B&G Foods Holding Corp.,
Gtd. Notes
8.00%	10/01/11	Baa2	125	116,875
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13	B2	155	160,112
Kellogg Co.,
Sr. Unsec’d. Notes
4.25%	03/06/13	Baa1	465	471,469
Kroger Co. (The),
Gtd. Notes
7.50%	01/15/14	A3	125	138,696
8.05%	02/01/10	Baa2	180	186,186
Sysco Corp.,
Sr. Unsec’d. Notes
5.25%	02/12/18	Baa2	150	152,125
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
8.25%	10/01/11	A1	50	50,436
Sr. Unsec’d. Notes, 144A
10.50%	03/01/14	B2	75	76,500

				1,352,399

Healthcare Services — 0.3%
Bausch & Lomb, Inc.,
Sr. Unsec’d, 144A
9.875%	11/01/15	Ba3	350	278,250
Community Health Systems, Inc.,
Gtd. Notes(a)
8.875%	07/15/15	Caa1	150	141,750
HCA, Inc.,
Sr. Sec’d. Notes
9.25%	11/15/16	B3	600	546,000
Health Management Associates, Inc.,
Sr. Unsec’d. Notes
6.125%	04/15/16	B2	500	408,750
Highmark, Inc.,
Notes, 144A(g)
6.80%	08/15/13	BB-	145	137,933
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.50%	06/01/12	Caa1	25	21,398
9.25%	02/01/15	Baa2	25	19,250
Vanguard Health Holding Co. I LLC, (Zero Coupon until 10/01/09)
Gtd. Notes
14.30% (s)	10/01/15	Caa1	25	20,750
Vanguard Health Holding Co. II LLC,
Gtd. Notes
9.00%	10/01/14	Caa1	50	44,125
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.00%	01/15/11	Caa1	195	195,561

				1,813,767

Home Builders — 0.1%
MDC Holdings, Inc.,
Gtd. Notes
5.50%	05/15/13	Baa1	260	233,183
NVR, Inc.,
Sr. Unsec’d. Notes(a)
5.00%	06/15/10	Baa3	85	80,305

				313,488

Hotels & Motels
Host Marriott LP,
Gtd. Notes
7.125%	11/01/13	Baa3	50	40,375
MGM Mirage, Inc.,
Sr. Sec’d Notes, 144A
13.00%	11/15/13	Ba1	50	37,250

				77,625

Information Technology Services
Dun & Bradstreet Corp.,
Sr. Unsec’d. Notes
5.50%	03/15/11	B1	100	100,834

Insurance — 0.2%
Ace INA Holdings, Inc.,
Gtd. Notes
5.70%	02/15/17	A-(d)	165	149,538
HUB International Holdings, Inc.,
Sr. Sub. Notes, 144A
10.25%	06/15/15	A3	100	47,500
MetLife, Inc.,
Sr. Unsec’d. Notes
6.125%	12/01/11	Caa1	200	198,243
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A(g)
6.60%	04/15/34	A2	105	52,190
NLV Financial Corp.,
Sr. Notes, 144A(g)
7.50%	08/15/33	A3	120	96,743
Principal Life Global Funding I,
Sr. Sec’d., 144A(g)
5.125%	10/15/13	Baa2	185	168,664
Sun Life Financial Global Funding LP,
Gtd. Notes, 144A(g)
1.709%(c)	10/06/13	Aa3	190	129,533
Transatlantic Holdings, Inc.,
Sr. Unsec’d. Notes
5.75%	12/14/15	A1	150	90,907
Willis North America, Inc.,
Gtd. Notes
6.20%	03/28/17	A3	125	87,616

				1,020,934

Media — 0.4%
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A (United Kingdom)(g)
6.10%	02/15/18	A2	480	417,681
CBS Corp.,
Gtd. Notes
6.625%	05/15/11	Baa1	50	48,130
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa3	505	468,846
News America, Inc.,
Gtd. Notes
6.15%	03/01/37	Baa2	450	328,100

Sinclair Broadcast Group, Inc.,
Gtd. Notes
8.00%	03/15/12	Baa1	221	120,445
Thomson Reuters Corp.,
Gtd. Notes (Canada)
6.50%	07/15/18	B1	320	299,731
Time Warner Cable, Inc.,
Gtd. Notes
5.40%	07/02/12	Ba3	430	415,357
Time Warner, Inc.,
Gtd. Notes
1.461%(c)	11/13/09	Baa1	25	24,533
5.50%	11/15/11	Baa2	155	152,924
Viacom, Inc.,
Sr. Unsec’d. Notes
5.75%	04/30/11	Baa2	50	48,708

				2,324,455

Medical Supplies & Equipment — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
6.40%	02/01/39	Caa1	90	86,519
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17	Baa3	75	66,187
DaVita, Inc.,
Gtd. Notes(a)
6.625%	03/15/13	A3	500	485,000
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.55%	03/15/37	B1	535	508,121
Fresenius US Finance II, Inc.,
Sr. Unsec’d, 144A(a)
9.00%	07/15/15	A1	50	52,000
Medtronic, Inc.,
Sr. Unsec’d. Notes
4.75%	09/15/15	Ba1	445	443,084

				1,640,911

Metals & Mining — 0.3%
ArcelorMittal,
Sr. Unsec’d. Notes (Luxembourg)
5.375%	06/01/13	A1	400	310,484
Barrick Gold Financeco LLC,
Gtd. Notes (Canada)
6.125%	09/15/13	Baa2	320	331,363
BHP Billiton Finance Ltd.,
Gtd. Notes (Australia)
5.40%	03/29/17	Baa1	172	164,611
CODELCO, Inc.,
Notes, 144A (Chile)(g)
7.50%	01/15/19	A1	115	130,475
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
8.375%	04/01/17	A1	450	420,750
Hawk Corp.,
Sr. Unsec’d. Notes(g)
8.75%	11/01/14	Ba2	50	50,375
International Steel Group,
Gtd. Notes
6.50%	04/15/14	B3	25	19,665
Placer Dome, Inc.,
Sr. Unsec’d. Notes (Canada)
6.45%	10/15/35	Baa2	290	231,208
Reliance Steel & Aluminum Co.
Gtd. Notes
6.20%	11/15/16	Baa1	75	54,706
Rio Tinto Finance USA Ltd.,
Gtd. Notes (Australia)
5.875%	07/15/13	Baa3	350	313,851
Russel Metals, Inc.,
Gtd. Notes (Canada)
6.375%	03/01/14	Baa1	75	60,000
Steel Dynamics, Inc.,
Gtd. Notes
7.375%	11/01/12	Ba2	125	97,500
Tube City IMS Corp.,
Gtd. Notes
9.75%	02/01/15	Ba2	25	3,812
Valmont Industries, Inc.,
Gtd. Notes
6.875%	05/01/14	B3	25	23,000

				2,211,800

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
5.50%	05/15/12	Ba2	80	69,286
6.35%	05/15/18	Baa2	310	230,950
6.75%	02/01/17	Baa2	400	305,499

				605,735

Oil & Gas — 1.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.00%	10/15/09	Baa3	210	208,842
8.50%	03/15/19	Baa2	125	127,627
Baker Hughes, Inc.,
Sr. Unsec’d. Notes
6.875%	01/15/29	Baa3	200	205,553
Boardwalk Pipelines LLC,
Sr. Unsec’d. Notes
5.50%	02/01/17	A2	230	193,067
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes (Canada)
6.25%	03/15/38	Baa2	250	185,710
Connacher Oil and Gas Ltd.,
Sr. Sec’d. Notes, 144A (Canada)
10.25%	12/15/15	Baa2	125	39,375
Denbury Resources, Inc.,
Gtd. Notes
9.75%	03/01/16	B3	75	72,375
Devon Energy Corp.,
Sr. Notes
5.625%	01/15/14	B1	115	116,646
Devon Financing Corp. ULC,
Gtd. Notes (Canada)
7.875%	09/30/31	Baa1	120	122,616
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1	150	144,608
5.15%	09/01/14	Baa1	125	122,081
EnCana Corp.,
Sr. Unsec’d. Notes (Canada)
5.90%	12/01/17	Baa1	625	589,892
6.50%	08/15/34	Baa2	250	210,502
Enterprise Products Operating LP,
Gtd. Notes
4.95%	06/01/10	Baa2	225	221,098
6.30%	09/15/17	Baa3	130	119,824

EOG Resources, Inc.,
Sr. Unsec’d. Notes
5.875%	09/15/17		Baa3	170	172,126
Ferrellgas Partners LP / Ferrellgas Partners Finance,
Sr. Unsec’d. Notes
8.75%	06/15/12		A3	300	252,000
Forest Oil Corp.,
Gtd. Notes
8.00%	12/15/11		B2	25	24,000
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		B1	235	212,680
Kinder Morgan, Inc.,
Sr. Unsec’d. Notes
6.50%	09/01/12		Baa2	75	69,937
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18		Ba1	390	356,068
6.00%	10/01/17		Baa1	260	240,967
6.60%	10/01/37		Baa1	100	79,555
Nabors Industries, Inc.,
Gtd. Notes, 144A
9.25%	01/15/19		Baa1	130	123,270
9.25%	02/15/19	(g)	Baa1	120	93,885
National Gas Co. of Trinidad & Tobago Ltd.,
Notes., 144A (Trinidad)(g)
6.05%	01/15/36		Baa1	100	66,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.75%	03/01/18		A3	615	513,525
Petro-Canada,
Sr. Unsec’d. Notes (Canada)
6.80%	05/15/38		Baa1	125	93,580
Petrobras International Finance Co.,
Gtd. Notes (Cayman Islands)
5.875%	03/01/18		Baa1	290	269,779
8.125%	03/15/19		Baa2	105	108,801
Praxair, Inc.,
Sr. Unsec’d. Notes
5.20%	03/15/17		Baa1	175	169,871
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
5.70%	12/01/36		A2	225	212,452
Range Resources Corp.,
Gtd. Notes
6.375%	03/15/15		A3	500	443,750
Southern Natural Gas Co.,
Sr. Unsec’d, 144A(g)
5.90%	04/01/17		Ba3	62	54,033
Sunoco, Inc.,
Sr. Unsec’d. Notes
5.75%	01/15/17		Baa2	150	129,030
9.625%	04/15/15		Baa3	235	241,959
Transocean, Ltd.,
Sr. Unsec’d. Notes (Switzerland)
5.25%	03/15/13		Baa2	215	215,540
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.125%	06/15/17		Baa2	445	382,656
XTO Energy, Inc.,
Sr. Unsec’d. Notes
5.65%	04/01/16		Baa2	315	300,628

					7,505,908

Packaging
Graham Packaging Co., Inc.,
Gtd. Notes
9.875%	10/15/14		Baa2	75	48,375

Paper & Forest Products
Boise Cascade LLC,
Gtd. Notes
7.125%	10/15/14		Caa1	60	24,600
Georgia-Pacific LLC,
Gtd. Notes, 144A
7.125%	01/15/17		B2	150	138,750
International Paper Co.,
Sr. Unsec’d. Notes
7.40%	06/15/14		Ba3	50	41,247

					204,597

Pharmaceuticals — 0.1%
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.705%(c)	10/02/09		Baa3	140	137,791
Teva Pharmaceutical Finance LLC,
Gtd. Notes
5.55%	02/01/16		Baa2	455	473,667
Wyeth,
Sr. Unsec’d. Notes
5.95%	04/01/37		Baa2	180	169,512

					780,970

Pipelines — 0.2%
Buckeye Partners LP,
Sr. Unsec’d. Notes
6.05%	01/15/18		A3	145	126,222
Copano Energy LLC,
Gtd. Notes
8.125%	03/01/16		Baa2	75	63,750
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes
7.50%	06/01/15		B1	325	221,813
El Paso Corp.,
Sr. Unsec’d. Notes
8.25%	02/15/16		B3	75	70,125
12.00%	12/12/13		Ba3	100	105,250
El Paso Natural Gas Co.,
Sr. Unsec’d. Notes
5.95%	04/15/17		Ba3	62	54,450
TEPPCO Partners LP,
Gtd. Notes
7.55%	04/15/38		Baa3	500	387,700
TransCanada Pipelines Ltd.,
Sr. Unsec’d. Notes (Canada)
7.125%	01/15/19		Baa3	70	73,023
Williams Cos, Inc. (The),
Sr. Unsec’d. Notes, 144A
8.75%	01/15/20		A3	50	49,750

					1,152,083

Printing & Publishing
Dex Media West LLC / Dex Media Finance Co.,
Sr. Sub. Notes
9.875%	08/15/13		Baa3	75	15,000
Local Insight Regatta Holdings, Inc.,
Gtd. Notes(g)
11.00%	12/01/17		Caa1	50	11,625

Sun Media Corp.,
Gtd. Notes (Canada)
7.625%	02/15/13	Caa3	50	30,250

				56,875

Real Estate — 0.1%
Duke Realty LP,
Sr. Unsec’d. Notes
6.25%	05/15/13	Ba2	205	148,722
Lennar Corp.,
Gtd. Notes
5.60%	05/31/15	Baa2	305	217,312
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	B3	85	57,037

				423,071

Real Estate Investment Trusts — 0.2%
AMB Property LP,
Gtd. Notes, MTN
6.30%	06/01/13	Baa2	175	126,507
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	125	118,441
ERP Operating LP,
Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	120,348
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
6.00%	07/15/12	Baa1	120	99,981
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa1	130	62,691
Host Hotels and Resorts LP,
Gtd. Notes
6.75%	06/01/16	Baa2	75	54,750
Reckson Operating Partnership LP,
Sr. Unsec’d. Notes
6.00%	03/31/16	Ba1	125	70,486
Simon Property Group LP,
Sr. Unsec’d. Notes
5.75%	12/01/15	Ba2	535	413,055

				1,066,259

Restaurants
Real Mex Restaurants, Inc.,
Sr. Sec’d. Notes
10.00%	04/01/10	A3	25	19,750

Retail & Merchandising — 0.3%
AmeriGas Partners LP / AmeriGas Eagle Finance Corp.,
Sr. Unsec’d. Notes
7.125%	05/20/16	B2	400	376,000
Brown Shoe Co., Inc.,
Gtd. Notes
8.75%	05/01/12	Ba3	25	20,250
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
5.30%	03/15/12	B3	155	165,336
GameStop Corp. / GameStop, Inc.,
Gtd. Notes
8.00%	10/01/12	A2	100	101,000
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.40%	03/01/16	Baa2	210	188,769
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
9.00%	08/01/12	Baa1	205	195,630
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.35%	03/15/12	Ba1	165	129,517
Neiman Marcus Group, Inc. (The),
Gtd. Notes
10.375%	10/15/15	Ba2	75	24,000
Gtd. Notes, PIK
9.00%	10/15/15	Caa3	75	24,094
Pantry, Inc. (The),
Gtd. Notes
7.75%	02/15/14	Caa2	50	39,000
Sears Roebuck Acceptance,
Gtd. Notes
6.75%	08/15/11	Caa1	450	331,152
Staples, Inc.,
Sr. Unsec’d. Notes
9.75%	01/15/14	Ba3	95	99,452
Walgreen Co.,
Sr. Unsec’d. Notes
5.25%	01/15/19	Baa2	175	175,516

				1,869,716

Software/Services — 0.1%
SunGard Data Systems, Inc.,
Gtd. Notes
9.125%	08/15/13	A2	400	348,000

Telecommunications — 1.0%
Alltel Corp.,
Sr. Unsec’d. Notes
7.00%	07/01/12	Caa1	125	130,194
America Movil SAB de CV,
Gtd. Notes (Mexico)
5.625%	11/15/17	Baa1	375	340,082
AT&T Corp.,
Gtd. Notes
7.30%	11/15/11	A3	115	123,568
AT&T, Inc.,
Notes
5.80%	02/15/19	A2	1,205	1,179,613
Sr. Unsec’d. Notes(a)
6.70%	11/15/13	A2	125	133,507
British Telecommunications PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.15%	01/15/13	A2	310	287,714
Centennial Communications Corp.,
Sr. Notes
7.188%(c)	01/01/13	Baa2	175	175,000
Cincinnati Bell, Inc.,
Gtd. Notes
7.00%	02/15/15	Caa1	75	69,000
Citizens Communications Co.,
Sr. Unsec’d. Notes
6.25%	01/15/13	Ba3	25	22,656
Cricket Communications, Inc.,
Gtd. Notes
9.375%	11/01/14	Ba2	125	119,063
France Telecom SA,
Sr. Unsec’d. Notes (France)
7.75%	03/01/11	B3	371	397,338
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/19	A3	50	39,250
Level 3 Financing, Inc.,
Gtd. Notes
12.25%	03/15/13	Ba2	75	56,250

MetroPCS Wireless, Inc.,
Gtd. Notes, 144A(a)
9.25%	11/01/14		B3	125	121,250
Sr. Notes, 144A
9.25%	11/01/14		Caa1	75	72,375
Nordic Telephone Co. Holdings ApS,
Sr. Sec’d, 144A (Denmark)
8.875%	05/01/16		B3	400	374,000
Qwest Corp.,
Sr. Unsec’d. Notes
7.50%	10/01/14		Ba1	50	45,500
8.875%	03/15/12		B1	25	24,688
Rogers Communications, Inc., (Canada)
Gtd. Notes
6.80%	08/15/18		Ba1	405	405,810
Sr. Sec’d. Notes
5.50%	03/15/14		Baa3	165	162,525
7.50%	03/15/15		Baa3	135	139,914
Sprint Capital Corp.,
Gtd. Notes
7.625%	01/30/11		Baa3	25	23,125
8.375%	03/15/12		Ba2	275	247,500
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.00%	12/01/16		Ba2	150	107,250
Telecom Italia Capital SA,
Gtd. Notes (Luxembourg)
5.25%	11/15/13		Ba2	235	211,038
Telefonica Emisiones SAU,
Gtd. Notes (Spain)
6.221%	07/03/17		Baa2	275	281,824
Telesat Canada Telesat LLC,
Sr. Unsec’d. Notes, 144A
11.00%	11/01/15		Baa1	100	83,000
Verizon Communications, Inc.,
Bonds
6.90%	04/15/38		A3	250	241,794
Sr. Unsec’d. Notes
6.35%	04/01/19		Caa1	560	553,246
Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes, 144A(g)
8.50%	11/15/18		A3	275	314,138
Vodafone Group PLC,
Sr. Unsec’d. Notes (United Kingdom)
5.625%	02/27/17		A2	180	178,396
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A (Luxembourg)
10.75%	12/01/15		Baa1	100	99,000
Windstream Corp.,
Gtd. Notes
8.625%	08/01/16		B2	125	122,813

					6,882,421

Tobacco — 0.1%
BAT International Finance PLC,
Gtd. Notes, 144A (United Kingdom)
8.125%	11/15/13	(g)	Ba3	170	183,455
9.50%	11/15/18		Baa1	50	56,809
Reynolds American, Inc.,
Sr. Sec’d. Notes
7.25%	06/01/13		Baa1	460	438,887

					679,151

Transportation — 0.2%
Bristow Group, Inc.,
Gtd. Notes
7.50%	09/15/17		Baa3	25	18,750
Burlington Northern Santa Fe Corp.,
Sr. Unsec’d. Notes
5.65%	05/01/17		Ba2	535	526,474
Canadian National Railway Co.,
Sr. Unsec’d. Notes (Canada)
6.25%	08/01/34		Baa1	130	130,684
6.375%	11/15/37		A3	80	82,057
Hertz Corp. (The),
Gtd. Notes
8.875%	01/01/14		A3	25	15,156
10.50%	01/01/16	(a)	B1	300	130,500
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.75%	04/01/18		B2	120	119,252
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.70%	08/15/18		Baa2	200	190,368
7.875%	01/15/19		Baa1	100	110,282

					1,323,523

Toys
Hasbro, Inc.,
Sr. Unsec’d. Notes
6.30%	09/15/17		Ba1	130	118,915

Utilities — 0.8%
Abu Dhabi National Energy Co.,
Sr. Notes, 144A (United Arab Emirates)(g)
5.62%	10/25/12		Baa2	425	414,992
AES Corp. (The),
Sr. Unsec’d. Notes
7.75%	03/01/14		B1	25	22,375
8.875%	02/15/11		B1	75	73,875
9.375%	09/15/10		B1	50	49,250
Sr. Unsec’d. Notes, 144A
9.75%	04/15/16		Aa2	100	94,000
Alabama Power Co.,
Sr. Unsec’d. Notes
1.439%(c)	08/25/09		B1	85	83,879
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36		A2	105	86,041
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.90%	10/01/16		Baa2	460	409,035
Black Hills Corp.,
Sr. Unsec’d. Notes
6.50%	05/15/13		Baa2	125	115,734
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
7.25%	09/01/10		Baa3	135	135,330
CMS Energy Corp.,
Sr. Unsec’d. Notes
8.50%	04/15/11		Ba1	400	402,126
Consumers Energy Co.,
First Mortgage
6.00%	02/15/14		Ba1	400	401,034
Energy Future Holdings Corp.,
Gtd. Notes
10.875%	11/01/17		Baa1	1,150	741,750

Gtd. Notes, 144A, PIK
11.25%	11/01/17	Caa1	200	84,500
Hilcorp Energy I LP / Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
7.75%	11/01/15	Caa1	300	219,000
Illinois Power Co.,
Sr. Sec’d. Notes
6.125%	11/15/17	B3	95	86,326
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes(a)
5.65%	06/01/17	Baa3	500	469,265
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes
8.30%	05/01/11	Baa2	25	24,250
Monongahela Power Co.,
First Mortgage, 144A(g)
5.70%	03/15/17	B3	170	150,646
Northern States Power Co.,
First Mortgage
5.25%	03/01/18	Baa2	200	203,752
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)
8.25%	12/15/14	A2	300	135,000
Southern Co.,
Sr. Unsec’d. Notes
5.30%	01/15/12	B3	75	78,186
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.15%	05/15/37	A3	235	187,272
Union Electric Co.,
Sr. Sec’d. Notes
5.40%	02/01/16	Baa2	225	204,719
West Penn Power Co.,
First Mortgage, 144A(g)
5.95%	12/15/17	Baa1	195	176,653
Westar Energy, Inc.,
First Mortgage
5.10%	07/15/20	Baa2	110	96,319

				5,145,309

Water — 0.1%
Veolia Environment,
Unsec’d. Notes (France)
6.00%	06/01/18	Baa2	335	317,128

TOTAL CORPORATE OBLIGATIONS (cost $77,820,183)				67,139,598

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.3%
Federal Home Loan Mortgage Corp.
4.452%(c)	07/01/35		41	41,382
4.50%	04/01/19-04/01/35		541	553,608
4.685%(c)	02/01/35		223	226,456
5.00%	10/01/18-08/01/35		1,374	1,423,044
5.055%(c)	11/01/35		144	148,595
5.057%(c)	03/01/36		211	218,633
5.264%(c)	09/01/32		6	5,963
5.323%(c)	02/01/37		759	782,979
5.336%(c)	04/01/37		1,696	1,750,499
5.369%(c)	02/01/37		225	232,272
5.371%(c)	01/01/36		67	69,174
5.441%(c)	02/01/37		737	761,313
5.50%	12/01/18-12/01/33		934	974,120
5.908%(c)	02/01/37		490	508,421
5.951%(c)	01/01/37		144	149,790
5.985%(c)	12/01/36		75	78,156
5.99%(c)	11/01/36		248	257,538
6.00%	08/01/09-08/01/38		1,588	1,662,507
6.025%(c)	10/01/36		211	218,878
6.119%(c)	10/01/36		220	228,042
6.205%(c)	08/01/36		434	452,146
7.00%	11/01/30-06/01/32		31	33,455
Federal National Mortgage Assoc.
4.50%	05/01/19-05/01/38		4,587	4,705,271
4.582%(c)	07/01/35		174	178,246
4.81%(c)	11/01/35		133	136,045
5.00%	03/01/18-03/01/39		14,198	14,679,147
5.31%(c)	12/01/35		125	129,385
5.338%(c)	12/01/35		145	149,410
5.413%(c)	09/01/37		378	391,762
5.50%	01/01/17-07/01/38		22,431	23,320,019
5.515%(c)	01/01/37		394	408,280
5.519%(c)	12/01/35		218	225,853
5.626%(c)	12/01/35		59	61,259
5.794%(c)	11/01/37		880	916,576
5.802%(c)	08/01/37		422	438,997
5.982%(c)	08/01/36		256	265,020
5.984%(c)	09/01/36		148	153,661
6.00%	04/01/21-09/01/38		8,982	9,395,558
6.03%(c)	12/01/36		218	226,882
6.50%	07/01/32-03/01/38		4,726	4,988,207
7.00%	01/01/31-04/01/37		237	252,907
Government National Mortgage Assoc.
5.00%	07/15/33-03/20/34		991	1,028,810
5.50%	10/20/32-02/20/39		2,264	2,356,389

6.00%	05/15/26-01/20/33		31		31,695
6.50%	09/20/32-12/20/33		44		45,318
7.00%	03/15/13-12/15/13		73		78,159
8.00%	12/15/16-07/15/23		16		18,380
8.50%	06/15/16-10/15/26		39		43,079
9.50%	03/15/19		1		1,671
12.00%	09/15/13(a)		—	(r)	53

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $73,526,499)					75,403,010

U.S. TREASURY OBLIGATIONS — 5.6%
U.S. Treasury Bonds
4.75%	02/15/37		1,000		1,198,125
5.50%	08/15/28		300		378,609
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.375%	07/15/18		1,810		1,757,611
2.00%	07/15/14		825		954,013
U.S. Treasury Notes
2.125%	01/31/10		10,115		10,244,998
3.125%	09/30/13		11,605		12,428,235
4.00%	08/15/18		9,535		10,595,769

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,526,544)					37,557,360

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
American Tower Trust,
Series 2007-1A, Class D, 144A(g)
5.957%(c)	04/15/37	A3	250		214,311
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	Baa2	350		306,693
Series 2005-3, Class A2
4.501%	07/10/43	AAA(d)	755		706,716
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
5.195%(c)	02/25/34	Aaa	111		87,045
Series 2004-D, Class 2A2
4.248%(c)	05/25/34	AAA(d)	57		46,173
Series 2004-H, Class 2A2
4.749%(c)	09/25/34	AAA(d)	80		62,613
Series 2004-I, Class 3A2
4.824%(c)	10/25/34	Aaa	90		66,670
Series 2005-J, Class 2A1
5.087%(c)	11/25/35	Aaa	357		190,190
Series 2005-J, Class 3A1
5.233%(c)	11/25/35	Baa3	148		100,205
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aa3	400		357,915
Series 2005-T20, Class A1
4.94%	10/12/42	Aaa	134		133,256
Series 2006-PW12, Class A4
6.902%(c)	09/11/38	Aaa	300		255,784
Series 2007-PW15, Class AAB
5.315%	02/11/44	Aaa	525		408,368
Series 2007-PW17, Class A1
5.282%	06/11/50	Aaa	1,074		1,046,509
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
6.01%(c)	12/10/49	AAA(d)	1,030		749,014
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	925		644,196
Federal National Mortgage Assoc.
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	38		4,799
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	16		586
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	173		176,343
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	210		7,012
Series 2686, Class JG
5.50%	04/15/28	Aaa	800		810,999
Series 3195, Class PN
6.50%	08/15/30	Aaa	352		365,236
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	390		388,368
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	171		170,837
GMAC Commercial Mortgage Securities, Inc.,
Series 2001-C2, Class A2
6.70%	04/15/34	Aaa	374		375,763
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42	AAA(d)	800		625,906
Series 2005-GG3, Class AAB
4.619%	08/10/42	Aaa	160		148,859
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	Aaa	57		56,791
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	388		392,038
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	AAA(d)	325		291,497
Series 2006-LDP9, Class A1
5.17%	05/15/47	Aaa	785		773,747
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246%	03/15/29	Aaa	178		177,332
Merrill Lynch / Countrywide Commercial Mortgage Trust,
Series 2007-7, Class A1
5.549%	06/12/50	Aaa	443		437,500
Morgan Stanley Capital I,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	Aaa	1,180		766,071
Series 2007-IQ15, Class A4
6.076%(c)	06/11/49	Aaa	600		431,873
PNC Mortgage Acceptance Corp.,
Series 1999-CM1, Class A1B
7.33%(c)	12/10/32	AAA(d)	782		785,841

Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.812%(c)	01/25/34	AAA(d)	230	197,041
Series 2005-AR2, Class 2A2
4.544%(c)	03/25/35	AAA(d)	80	58,208
Series 2006-AR16, Class A1
5.664%(c)	10/25/36	Aaa	357	198,660

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $14,402,754)				13,016,965

ASSET-BACKED SECURITIES — 1.2%
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53%	01/06/14	Aa2	840	621,686
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	Baa3	461	458,986
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AAA(d)	115	113,945
Capital One Multi-Asset Execution Trust,
Series 2007-C3, Class C3
0.741%(c)	04/15/13	AAA(d)	445	339,639
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.63%	09/15/15	Baa2	350	372,161
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aaa	23	15,222
Chase Issuance Trust,
Series 2006-C2, Class C
0.856%(c)	04/15/13	Aa2	500	370,352
Citibank Credit Card Issuance Trust,
Series 2007-A5, Class A5
5.50%	06/22/12	Baa2	1,100	1,119,520
CNH Equipment Trust,
Series 2007-A, Class B
5.09%	06/16/14	Aaa	255	177,038
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A4
6.19%	03/01/13	A3	550	567,717
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	200	197,857
Series 2007-3, Class C
0.856%(c)	06/15/13	Aaa	555	351,761
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Baa2	194	193,817
John Deere Owner Trust,
Series 2008-A, Class A2
3.63%	03/15/11	Aaa	343	342,533
JPMorgan Mortgage Acquisition Corp.,
Series 2007-CH1, Class AV2
0.582%(c)	11/25/36	Aaa	80	68,507
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	266	218,723
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	81	67,299
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10%	10/15/12	Aaa	1,100	1,098,836
Series 2006-C3, Class C3
0.843%(c)	10/15/13	Aaa	240	164,731
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52%	12/31/10	Baa2	475	497,183
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61%	06/15/15	Aaa	350	386,676
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52%	11/12/12	Aaa	625	545,007

TOTAL ASSET-BACKED SECURITIES (cost $9,127,972)				8,289,196

MUNICIPAL BONDS — 0.7%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
5.00%	01/01/38	Aa3	430	423,516

District of Columbia
District of Columbia,
Revenue Bonds
4.75%	06/01/31	Aa1	50	47,372

Florida — 0.1%
Orange County Tourist Development Tax,
Revenue Bonds
5.00%	10/01/18	Aa3	425	453,458

Georgia — 0.1%
Atlanta Water & Wastewater,
Revenue Bonds
5.50%	11/01/17	A2	290	307,261
De Kalb County Water & Sewer,
Revenue Bonds
5.00%	10/01/35	Baa1	380	382,204
Metropolitan Atlanta Rapid Transit Authority,
Revenue Bonds
5.00%	07/01/37	Aa2	195	191,509

				880,974

Illinois — 0.1%
Chicago Transit Authority, Series A,
Revenue Bonds
6.899%	12/01/40	Aa3	300	299,229

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa3	125	112,886

Maryland
Baltimore County Maryland,
Revenue Bonds
5.00%	02/01/38	Aa2	280	282,968

Massachusetts
Massachusetts Health & Educational Facilities Authority,
Revenue Bonds
5.00%	07/01/38	Aaa	275	278,875

New York — 0.1%
New York City Housing Development Corp.,
Revenue Bonds
6.42%	11/01/27	Aaa	100	74,904

New York State Urban Development Corp.,
Revenue Bonds
5.50%	03/15/18	Aa2	210	232,167
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.00%	11/15/38	Baa1	420	403,070

				710,141

Oregon
Oregon State Taxable Pension,
Revenue Bonds
5.892%	06/01/27	Aa2	60	57,538

Texas — 0.1%
Austin Independent School District,
Revenue Bonds
5.00%	08/01/33	Aa2	425	417,919

Utah — 0.1%
Utah Transit Authority,
Revenue Bonds
4.75%	06/15/32	Aa1	240	230,842
5.25%	06/15/38	Aa3	320	324,169

				555,011

West Virgina
Tobacco Settlement Finance Authority of West Virginia,
Revenue Bonds
7.467%	06/01/47	Aa3	275	148,129

TOTAL MUNICIPAL BONDS (cost $4,837,713)				4,668,016

FOREIGN GOVERNMENT BONDS — 0.2%
Republic of Brazil,
Unsub. Notes (Brazil)
11.00%	08/17/40	Baa3	205	260,350
Republic of Italy,
Sr. Unsec’d. Notes (Italy)
5.25%	09/20/16	Ba1	335	346,779
Republic of South Africa,
Sr. Unsec’d. Notes (South Africa)
6.50%	06/02/14	Baa1	430	430,000
United Mexican States,
Unsub. Notes, MTN (Mexico)
6.375%	01/16/13	Baa1	205	216,275

TOTAL FOREIGN GOVERNMENT BONDS (cost $1,204,444)				1,253,404

TOTAL LONG-TERM INVESTMENTS (cost $798,014,676)				633,369,352

	Shares
SHORT-TERM INVESTMENT — 14.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $96,795,597; includes $56,623,569 of cash collateral for securities on loan)(b)(w)	96,795,597	96,795,597

TOTAL INVESTMENTS(o) — 109.6% (cost $894,810,273)		730,164,949
Liabilities in excess of other assets — (9.6)%		(64,151,930)

NET ASSETS — 100.0%		$666,013,019

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-kind

PRFC	Preference Shares

TIPS	Treasury Inflation Protected Securities

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $53,161,811; cash collateral of $56,623,569 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(o)	As of March 31, 2009, 80 securities representing $31,236,038 and 4.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(r)	Less than $1,000 Par.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2009.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$491,600,887	—
Level 2 — Other Significant Observable Inputs	238,563,587	—
Level 3 — Significant Unobservable Inputs	475	—

Total	$730,164,949	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$308,898
Accrued discounts/premiums	—
Realized gain (loss)	(63,276)
Change in unrealized appreciation (depreciation)	63,253
Net purchases (sales)	(33,000)
Transfers in and/or out of Level 3	(275,400)

Balance as of 3/31/09	$475

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

			Principal
Interest	Maturity	Moody’s	Amount
Rate	Date	Ratings†	(000)#		Value
LONG-TERM INVESTMENTS — 95.0%

FOREIGN BONDS — 51.1%

Australia — 1.0%
Australia & New Zealand Banking Group Ltd.,
Sr. Sub. Notes, MTN
4.45%(c)	02/05/15	Aa2	EUR	150	$182,721
Sr. Unsec’d. Notes, MTN
4.375%	05/24/12	Aa1	EUR	185	244,720
International Finance Corp., Sr. Unsec’d. Notes, MTN
7.50%	02/28/13	Aaa	AUD	845	648,559
National Australia Bank Ltd., Sub. Notes, MTN
4.50%(c)	06/23/16	Aa2	EUR	150	167,389
Queensland Treasury Corp., Local Gov’t. Gtd. Notes
6.00%	09/14/17	Aaa	AUD	640	466,748
Rio Tinto Finance USA Ltd., Gtd. Notes
5.875%	07/15/13	Baa1		$205	183,827
Westpac Banking Corp., Unsub. Notes, MTN
4.875%	09/28/12	Aa1	EUR	350	466,357

					2,360,321

Austria — 0.2%
Republic of Austria, Bonds
6.25%	07/15/27	Aaa	EUR	250	395,990
Telekom Finanzmanagement GmbH, Gtd. Notes
6.375%	01/29/16	A3	EUR	120	158,970

					554,960

Belgium — 0.7%
Anheuser-Busch InBev NV, Gtd. Notes, MTN
8.625%	01/30/17	Baa2	EUR	125	175,459
Belgium Government, Bonds
5.00%	03/28/35	Aa1	EUR	737	1,040,409
Delhaize Group, Sr. Unsec’d. Notes
5.625%	06/27/14	Baa3	EUR	200	249,777
Elia System Operator SA NV, Sr. Unsub. Notes
4.75%	05/13/14	A-(d)	EUR	80	107,026
Fortis Bank SA/NV, Jr. Sub. Notes, MTN
5.757%	10/04/17	A2	EUR	50	57,063

					1,629,734

Bermuda — 0.1%
Digicel Group Ltd., Sr. Unsec’d. Notes
8.875%	01/15/15	Caa1		440	283,800

Brazil — 3.1%
Banco Nacional de Desenvolvimento Economico e Social, Sr. Unsec’d. Notes
6.369%	06/16/18	Baa3		190	180,738
Brazilian Government Bond, Sr. Unsec’d. Notes
6.00%	01/17/17	Ba1		590	588,525
Nota do Tesouro Nacional, Series F, Notes
10.00%	01/01/12	NR	BRL	2,967	1,247,836
10.00%	01/01/14	NR	BRL	10,454	4,304,961
10.00%	01/01/17	NR	BRL	1,932	759,508
Usiminas Commercial Ltd., Gtd. Notes
7.25%	01/18/18	Baa3		385	358,050

					7,439,618

Canada — 3.1%
Barrick Gold Financeco LLC, Gtd. Notes
6.125%	09/15/13	Baa1		185	191,569
Canada Housing Trust, Sec’d. Notes
4.80%	06/15/12	Aaa	CAD	705	612,033
Canadian Government,
Bonds
3.50%	06/01/13	Aaa	CAD	1,045	891,764
5.00%	06/01/37	Aaa	CAD	1,405	1,387,761
5.75%	06/01/33	Aaa	CAD	749	789,973
Canadian National Railway Co., Sr. Unsec’d. Notes
6.25%	08/01/34	A3		115	115,605
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes
6.25%	03/15/38	Baa2		225	167,139
EnCana Corp., Sr. Unsec’d. Notes
6.50%	08/15/34	Baa2		230	193,662
Inter-American Development Bank, Sr. Unsec’d. Notes
4.40%	01/26/26	Aaa	CAD	791	578,105
Petro-Canada, Sr. Unsec’d. Notes
6.80%	05/15/38	Baa2		75	56,148
Placer Dome, Inc., Sr. Unsec’d. Notes
6.45%	10/15/35	Baa1		245	195,331
Province of Ontario, Canada, Debs.
5.00%	03/08/14	Aa1	CAD	1,177	1,027,513
Rogers Communications, Inc.,
Gtd. Notes
6.80%	08/15/18	Baa3		165	165,330
Sr. Sec’d. Notes
5.50%	03/15/14	Baa3		300	295,500
Royal Bank of Canada, Sr. Unsec’d. Notes, MTN
5.75%	07/25/11	Aaa	EUR	50	69,582
Thomson Reuters Corp., Gtd. Notes
6.50%	07/15/18	Baa1		150	140,499
Toronto-Dominion Bank, Sr. Unsec’d. Notes, MTN
4.875%	01/23/13	Aaa	EUR	250	335,552
Xstrata Finance Canada Ltd., Gtd. Notes, 144A(g)
5.50%	11/16/11	Baa2		95	79,844
Gtd. Notes, MTN
5.25%	06/13/17	Baa2	EUR	200	170,237

					7,463,147

Cayman Islands — 0.8%
Allstate Life Funding LLC, Sr. Sec’d. Notes, MTN
6.375%	01/17/11	A1	GBP	120	173,042
BES Finance Ltd., Bank Gtd. Notes, MTN
6.25%	05/17/11	A1	EUR	140	186,974
Hutchinson Whampoa Finance Ltd., Gtd. Notes
5.875%	07/08/13	A3	EUR	132	169,781
Mizuho Capital Investment 1 Ltd., Sub. Notes, 144A(g)
6.686%(c)	03/29/49	Baa1		96	57,677
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	Aa3	GBP	250	323,536
Sr. Sec’d. Notes, MTN
5.50%	05/14/09	Aa3	EUR	150	199,769
Petrobras International Finance Co.,
Gtd. Notes
5.875%	03/01/18	Baa1		650	604,677
7.875%	03/15/19	Baa1		65	67,353

					1,782,809

Czech Republic — 0.1%
CEZ AS, Unsec’d. Notes
4.125%	10/17/13	A2	EUR	150	185,603

Denmark — 0.7%
Danske Bank A/S, Sub. Notes, MTN
6.00%(c)	03/20/16	A3	EUR	100	94,515

Kingdom of Denmark, Bonds
5.00%	11/15/13	Aaa	DKK	7,590	1,477,192

					1,571,707

France — 3.1%
BNP Paribas, Sub. Notes, MTN
5.431%	09/07/17	Aa2	EUR	140	181,241
Casino Guichard-Perrachon SA, Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	123,771
Credit Agricole SA,
Sr. Sub. Notes
5.00%(c)	06/29/49	Aa2	GBP	350	276,207
Sr. Sub. Notes, MTN
5.971%	02/01/18	Aa2	EUR	150	200,973
Electricite de France, Notes, 144A(g)
6.95%	01/26/39	Aa3		150	148,674
France Government, Bond
5.75%	10/25/32	Aaa	EUR	554	899,625
France Telecom SA,
Sr. Unsec’d. Notes
7.75%	03/01/11	A3		122	130,661
Sr. Unsec’d. Notes, MTN
7.25%	01/28/13	A3	EUR	128	188,934
French Government, Bonds
4.00%	10/25/14	Aaa	EUR	2,462	3,468,690
GDF Suez,
Sr. Unsec’d. Notes, MTN
4.375%	01/16/12	Aa3	EUR	50	69,062
5.625%	01/18/16	Aa3	EUR	50	70,007
Lafarge SA, Sr. Unsec’d. Notes
6.15%	07/15/11	Baa3		110	96,800
Societe Generale, Sr. Unsec’d. Notes, MTN
5.25%	03/28/13	Aa2	EUR	300	415,145
Veolia Environment,
Sr. Unsub. Notes, MTN
4.875%	05/28/13	A3	EUR	200	269,752
Unsec’d. Notes
6.00%	06/01/18	A3		240	227,196
Vivendi,
Notes, 144A(g)
5.75%	04/04/13	Baa2		405	378,522
Sr. Unsec’d. Notes, MTN
7.75%	01/23/14	Baa2	EUR	100	140,396

					7,285,656

Germany — 5.9%
Bundesrepublik Deutschland,
Bonds
4.00%	01/04/37	Aaa	EUR	635	853,408
4.25%	07/04/17	Aaa	EUR	505	738,898
4.50%	01/04/13	Aaa	EUR	10	14,477
5.25%	01/04/11	Aaa	EUR	2,875	4,087,120
Deutsche Bank AG, Sr. Sub. Notes
5.125%	01/31/13	Aa2	EUR	105	135,890
Deutsche Genossenschafts-Hypothekenbank AG, Jumbo Pfandbrief, MTN
4.00%	10/31/16	AAA(d)	EUR	2,400	3,227,084
Hypothekenbank In Essen AG, Jumbo Pfandbrief
3.875%	11/21/13	Aaa	EUR	2,406	3,270,328
Kreditanstalt Fuer Wiederaufbau,
Foreign Gov’t. Gtd. Bonds
4.70%	06/02/37	Aaa	CAD	523	395,596
5.50%	12/07/15	Aaa	GBP	700	1,105,828
Muenchener Rueckversicherungs AG, Sub. Notes
5.767%(c)	06/29/49	A3	EUR	100	73,777

					13,902,406

Greece — 1.3%
Hellenic Republic, Bonds
4.60%	05/20/13	A1	EUR	2,222	2,976,837

Hungary — 0.7%
Hungary Government, Bonds
5.50%	02/12/14	Baa1	HUF	256,410	819,281
6.75%	02/24/17	Baa1	HUF	256,080	802,288

					1,621,569

Ireland — 0.5%
Bank of Ireland, Gov’t. Liquid Gtd. Notes, MTN
6.45%	02/10/10	Aaa	EUR	90	119,821
GE Capital European Funding, Gtd. Notes, MTN
3.50%	02/14/13	Aa2	EUR	200	237,646
GE Capital UK Funding, Gtd. Notes, MTN
5.625%	12/12/14	Aa2	GBP	200	246,305
Irish Life & Permanent PLC, Gov’t. Liquid Gtd. Notes, MTN
6.25%	02/15/11	A2	EUR	200	267,440
VIP Finance Ireland Ltd. For OJSC Vimpel Communications, Sec’d. Notes
8.375%	04/30/13	Ba2		460	330,602

					1,201,814

Italy — 2.8%
Edison SpA, Sr. Notes, MTN
5.125%	12/10/10	Baa2	EUR	75	102,599
Intesa Sanpaolo SpA, Sub. Notes, MTN
4.375%(c)	06/26/18	Aa3	EUR	300	307,186
Italy Buoni Poliennali del Tesoro,
Bonds
4.00%	02/01/37	Aa2	EUR	2,080	2,297,460
6.00%	05/01/31	Aa2	EUR	1,025	1,468,721
7.25%	11/01/26	Aa2	EUR	915	1,512,941
Republic of Italy, Sr. Unsec’d. Notes
5.25%	09/20/16	NR		500	517,580
UniCredito Italiano SpA,
Jr. Sub. Notes, MTN
6.10%	02/28/12	A1	EUR	43	56,443
Sub. Notes, MTN
5.75%	09/26/17	A1	EUR	250	255,927

					6,518,857

Japan — 10.0%
Japanese Government,
Bonds
1.10%	12/10/16	Aa3	JPY	607,800	5,340,143
1.30%	03/20/15	Aa3	JPY	32,200	333,172
1.40%	03/20/18	Aa3	JPY	107,350	1,102,451
1.90%	03/20/25	Aa3	JPY	554,200	5,656,300
2.00%	12/20/33	Aa3	JPY	146,000	1,455,574
2.30%	06/20/28	Aa3	JPY	39,500	422,670
Series 64, Bonds
1.50%	06/20/12	NR	JPY	890,350	9,259,694
Sumitomo Mitsui Banking, Sub. Notes
4.375%(c)	07/29/49	Aa3	EUR	130	86,825

					23,656,829

Luxembourg — 1.7%
European Investment Bank, Sr. Unsec’d. Notes, MTN
4.75%	10/15/17	Aaa	EUR	1,900	2,698,335
Evraz Group SA, Sr. Unsec’d. Notes
8.875%	04/24/13	B1		435	276,490

Finmeccanica Finance SA, Gtd. Notes, MTN
8.125%	12/03/13	A3	EUR	150	213,297
Gaz Capital,
Sr. Sec’d. Notes, MTN
4.56%	12/09/12	Baa1	EUR	310	327,064
5.364%	10/31/14	Baa1	EUR	130	126,084
Orascom Telecom Finance SCA, Gtd. Notes
7.875%	02/08/14	B2		430	268,750
TMK Capital SA for OAO TMK, Sec’d. Notes
10.00%	07/29/11	Ba3		200	133,305

					4,043,325

Malaysia — 0.4%
Malaysian Government,
Bonds
3.70%	05/15/13	A3	MYR	2,000	548,831
3.718%	06/15/12	A3	MYR	1,195	333,755

					882,586

Mexico — 3.1%
America Movil SAB de CV, Gtd. Notes
6.375%	03/01/35	A3		40	32,132
Mexican Bonos,
Bonds
8.00%	12/17/15	Baa1	MXN	89,770	6,475,608
9.00%	12/20/12	Baa1	MXN	12,320	929,588

					7,437,328

Netherlands — 4.0%
Bank Nederlandse Gemeenten, Sr. Unsec’d. Notes, MTN
4.625%	09/13/12	Aaa	EUR	4,150	5,829,927
CenterCredit International BV, Bank Gtd. Notes
8.625%	01/30/14	Ba3		485	196,932
Credit Suisse Group Financial Guernsey Ltd., Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	185	233,721
Daimler International Finance BV, Gtd. Notes, MTN
9.00%	01/30/12	A3	EUR	100	140,582
Deutsche Telekom International Finance BV,
Gtd. Notes
8.125%	05/29/12	Baa1	EUR	50	74,133
Gtd. Notes, MTN
4.50%	10/25/13	Baa1	EUR	175	234,714
E.On International Finance BV, Gtd. Notes, MTN
5.50%	01/19/16	A2	EUR	130	182,645
EDP Finance BV, Sr. Unsec’d. Notes, MTN
3.75%	06/22/15	A2	EUR	120	147,678
GTB Finance BV, Bank Gtd. Notes
8.50%	01/29/12	BB-(d)		550	330,000
HSBK Europe BV, Gtd. Notes(g)
7.75%	05/13/13	Ba2		475	247,899
ING Bank NV, Sub. Notes, MTN
5.50%	01/04/12	A1	EUR	140	169,567
Koninklijke KPN NV, MTN
Sr. Unsec’d. Notes
4.50%	03/18/13	Baa2	EUR	100	131,133
4.75%	01/17/17	Baa2	EUR	200	245,547
5.75%	03/18/16	Baa2	GBP	300	432,592
Linde Finance BV, Gtd. Notes
6.50%	01/29/16	Baa1	GBP	170	254,906
RWE Finance BV, Gtd. Notes, MTN
6.625%	01/31/19	A1	EUR	100	144,269
Telecom Italia Capital SA, Gtd. Notes
5.25%	11/15/13	Baa2		150	134,705
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	180	241,753
7.50%(v)	04/20/11	Baa2	EUR	75	102,628

					9,475,331

Norway — 0.1%
DnB Nor Bank ASA, Sr. Unsec’d. Notes, MTN
4.75%	03/28/11	Aa1	EUR	150	203,753

Poland — 0.3%
Polish Government,
Bonds
5.25%	10/25/17	A2	PLN	885	238,664
6.25%	10/24/15	A2	PLN	1,465	426,159

					664,823

South Africa — 0.3%
Republic of South Africa, Bonds
13.50%	09/15/15	A2	ZAR	5,840	778,075

Spain — 1.7%
Iberdrola Finanzas SAU, Gtd. Notes, MTN
7.50%	11/25/15	A3	EUR	100	149,265
Obrascon Huarte Lain SA, Unsub. Notes
5.00%	05/18/12	Baa3	EUR	200	178,289
Santander Issuances SA Unipersonal, Bank Gtd. Notes, MTN
4.75%(c)	05/29/19	Aa2	EUR	150	145,026
Spanish Government,
Bonds
5.75%	07/30/32	Aaa	EUR	670	1,032,404
6.00%	01/31/29	Aaa	EUR	1,440	2,259,935
Telefonica Emisiones SAU, Gtd. Notes
6.221%	07/03/17	Baa1		245	251,080

					4,015,999

Sweden — 0.5%
Svensk Export Kredit AB, Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1		400	415,498
Swedish Government, Bonds
3.75%	08/12/17	Aaa	SEK	3,930	509,694
Telefonaktiebolaget LM Ericsson, Notes, MTN
5.375%	06/27/17	Baa1	EUR	148	160,345
Vattenfall Treasury AB, Gtd. Notes, MTN
6.00%	04/03/09	NR	EUR	100	132,860

					1,218,397

Switzerland — 0.3%
Credit Suisse London, Sr. Unsec’d. Notes, MTN
5.125%	09/18/17	Aa1	EUR	255	324,013
UBS AG, Sr. Sub. Notes, MTN
4.50%(c)	09/16/19	Aa3	EUR	450	375,301
UBS Capital Jersey Ltd., Bank Gtd. Notes, MTN
7.152%(c)	12/29/49	A1	EUR	50	27,237

					726,551

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co., Sr. Notes, 144A(g)
5.62%	10/25/12	Aa2		355	346,640

United Kingdom — 4.5%
BAT International Finance PLC, Gtd. Notes, MTN
5.375%	06/29/17	Baa1	EUR	160	195,914
British Sky Broadcasting Group PLC, Gtd. Notes, 144A(g)
6.10%	02/15/18	Baa1		460	400,277
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.15%	01/15/13	Baa2		270	250,589
Sr. Unsec’d. Notes, MTN

5.25%	06/23/14	Baa2	EUR	80	97,336
BSKYB Finance UK PLC, Gtd. Notes
5.75%	10/20/17	Baa1	GBP	200	262,516
Centrica PLC, Sr. Unsec’d. Notes, MTN
7.125%	12/09/13	A3	EUR	100	144,044
Credit Suisse Guernsey Ltd., Jr. Sub. Notes
5.86%(c)	12/29/49	Aa3		210	77,825
European Investment Bank, Sr. Unsec’d. Notes
8.75%	08/25/17	Aaa	GBP	500	966,241
Grand Metropolitan Finance PLC, Gtd. Notes, MTN
6.625%	12/05/14	A3	EUR	100	143,348
HBOS PLC, Sr. Sub. Notes, 144A(g)
6.00%	11/01/33	Baa1		180	98,785
HSBC Bank PLC, Sr. Sub. Notes, MTN
4.25%(c)	03/18/16	A2	EUR	125	147,063
HSBC Holdings PLC, Sub. Notes
9.875%(c)	04/08/18	A1	GBP	200	305,611
Imperial Tobacco Finance PLC, Gtd. Notes, MTN
4.375%	11/22/13	Baa3	EUR	200	237,002
6.875%	06/13/12	Baa3	GBP	200	295,747
ITV PLC, Gtd. Notes, MTN
6.00%(v)	10/03/11	Ba2	EUR	160	161,558
National Grid PLC, Sr. Unsec’d. Notes, MTN
5.00%	07/02/18	Baa1	EUR	50	60,590
OTE PLC, Gtd. Notes, MTN
4.625%	05/20/16	Baa2	EUR	300	349,149
Royal Bank of Scotland PLC (The),
Jr. Sub. Notes, MTN
6.00%(c)	06/29/49	Baa3	GBP	90	51,654
Sub. Notes, MTN
6.00%	05/10/13	Baa3	EUR	150	167,156
SABMiller PLC, Gtd. Notes, 144A(g)
6.20%	07/01/11	Baa1		340	342,821
Scottish & Southern Energy PLC, Sr. Unsec’d. Notes, MTN
6.125%	07/29/13	A2	EUR	50	69,002
Scottish Power UK PLC, Sr. Unsec’d. Notes
8.375%	02/20/17	A3	GBP	200	341,246
Severn Trent Utilities Finance PLC, Gtd. Notes, MTN
5.25%	03/11/16	A2	EUR	150	192,512
Standard Chartered Bank, Sub. Notes, MTN
3.625%(c)	02/03/17	A3	EUR	240	233,825
5.875%	09/26/17	A3	EUR	200	201,029
Travelers Insurance Co. Institutional Funding Ltd., Sr. Sec’d. Notes
5.75%	12/06/11	Aa2	GBP	80	109,837
United Kingdom Gilt,
Bonds
4.25%	06/07/32	Aaa	GBP	2,582	3,831,655
4.50%	03/07/13	AAA(d)	GBP	545	847,834
Vodafone Group PLC, Sr. Unsec’d. Notes
5.625%	02/27/17	Baa1		195	193,262

					10,775,428

TOTAL FOREIGN BONDS (cost $129,767,131)					121,003,903

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 16.3%
Federal Home Loan Mortgage Corp.
4.452%(c)	07/01/35			61	62,250
4.50%	11/01/18-05/01/19			536	553,358
5.00%	10/01/18-10/01/35			1,129	1,167,717
5.052%(c)	03/01/36			307	318,012
5.068%(c)	11/01/35			235	243,222
5.264%(c)	09/01/32			8	8,399
5.364%(c)	02/01/37			300	309,696
5.371%(c)	01/01/36			109	112,753
5.958%(c)	01/01/37			160	165,725
5.986%(c)	12/01/36			338	351,701
5.989%(c)	11/01/36			324	336,781
6.00%	10/01/21-08/01/38			964	1,009,808
6.022%(c)	10/01/36			407	420,920
6.119%(c)	10/01/36			439	456,084
6.206%(c)	08/01/36			484	504,317
6.50%	03/01/32-10/01/34			1,604	1,692,052
7.00%	11/01/30			20	21,454
Federal National Mortgage Assoc.
4.50%	12/01/19-06/01/37			1,826	1,878,814
4.80%(c)	11/01/35			190	194,144
5.00%	03/01/18-10/01/35			2,359	2,445,939
5.319%(c)	12/01/35			205	212,284
5.337%(c)	12/01/35			236	244,490
5.50%	01/01/17-02/01/37			8,205	8,536,799
5.52%(c)	12/01/35-01/01/37			389	403,232
5.652%(c)	12/01/35			97	100,600
5.794%(c)	11/01/37			795	827,154
5.803%(c)	08/01/37			230	239,453
5.981%(c)	09/01/36			204	211,283
5.982%(c)	08/01/36			375	388,696
6.00%	08/01/22-10/01/38			7,145	7,482,706
6.028%(c)	12/01/36			245	254,264
6.50%	12/01/10-11/01/37			4,166	4,397,298
7.00%	12/01/29-01/01/31			53	56,974
Government National Mortgage Assoc.
4.50%	12/20/35			337	345,115
5.00%	07/15/33-02/20/34			1,034	1,073,241
5.50%	11/15/34-02/20/39			1,066	1,110,367

6.00%	12/20/37			43	44,453
6.50%	06/15/16-12/20/33			340	356,356
7.00%	03/15/13-12/15/13			49	51,650
7.50%	09/15/30-06/15/32			72	76,519

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (cost $37,364,138)					38,666,080

CORPORATE OBLIGATIONS — 14.8%

Advertising — 0.1%
Lamar Media Corp., Gtd. Notes(a)
6.625%	08/15/15	B2		450	328,500
R.H. Donnelley Corp., Sr. Unsec’d. Notes
8.875%	01/15/16	Ca		525	30,188

					358,688

Aerospace — 0.2%
Honeywell International, Inc., Sr. Unsec’d. Notes
5.30%	03/01/18	A2		280	286,170
Northrop Grumman Systems Corp., Gtd. Notes
7.125%	02/15/11	Baa1		40	42,699
United Technologies Corp., Sr. Unsec’d. Notes
5.40%	05/01/35	A2		135	124,050

					452,919

Agriculture
Altria Group, Inc., Gtd. Notes
8.50%	11/10/13	Baa1		40	43,382

Automobile Manufacturers — 0.2%
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN
1.634%(c)	08/03/09	A3		365	362,273
Fiat Finance North America, Inc., Gtd. Notes, MTN
5.625%	06/12/17	Ba1	EUR	200	152,125

					514,398

Beverages
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(g)
7.20%	01/15/14	Baa2		40	41,914

Biotechnology — 0.1%
Genentech, Inc., Sr. Unsec’d. Notes
4.75%	07/15/15	A1		120	119,937

Broadcasting — 0.1%
COX Communications, Inc., Notes, 144A(g)
6.25%	06/01/18	Baa3		240	213,201

Building Materials — 0.1%
CRH America, Inc., Gtd. Notes
6.00%	09/30/16	Baa1		190	133,969

Business Services — 0.2%
First Data Corp., Gtd. Notes
9.875%	09/24/15	B3		500	292,500
Manpower, Inc., Sr. Unsec’d. Notes, MTN
4.75%	06/14/13	Baa2	EUR	150	151,301

					443,801

Chemicals — 0.1%
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes
5.60%	12/15/36	A2		285	243,503
Lubrizol Corp., Sr. Unsec’d. Notes
8.875%	02/01/19	Baa2		45	46,280

					289,783

Construction — 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes
8.25%	12/15/38	A2		25	27,088
Pulte Homes, Inc., Gtd. Notes
5.20%	02/15/15	Ba3		305	241,331

					268,419

Consumer Products & Services — 0.2%
ARAMARK Corp., Gtd. Notes
4.67%(c)	02/01/15	B3		400	305,000
Fortune Brands, Inc., Sr. Unsec’d. Notes
5.125%	01/15/11	Baa2		120	117,772

					422,772

Distribution/Wholesale — 0.1%
3M Co., Sr. Unsec’d. Notes, MTN
5.70%	03/15/37	Aa1		220	223,721

Diversified Operations — 0.1%
Cooper US, Inc., Gtd. Notes
6.10%	07/01/17	A3		210	206,118

Electric — Integrated — 0.1%
Virginia Electric & Power Co., Sr. Unsec’d. Notes
4.50%	12/15/10	Baa1		200	203,072

Electronic Components & Equipment — 0.1%
Avnet, Inc., Sr. Unsec’d. Notes
5.875%	03/15/14	Baa3		265	227,924

Environmental Services — 0.2%
Waste Management, Inc., Gtd. Notes
6.10%	03/15/18	Baa3		405	382,580

Farming & Agriculture — 0.1%
Bunge NA Finance LP, Gtd. Notes
5.90%	04/01/17	Baa2		315	249,166

Financial — Bank & Trust — 1.4%
Bank of America Corp., Sub. Notes, MTN
4.00%(c)	03/28/18	A3	EUR	500	346,293
BB&T Capital Trust II, Bank Gtd. Notes
6.75%	06/07/36	A1		150	82,769
Capital One Capital IV, Gtd. Notes
6.745%(c)	02/05/82	Baa2		350	119,352
FIA Card Services NA, Sub. Notes, 144A(g)
7.125%	11/15/12	A1		80	73,380
Fifth Third Bancorp,
Sr. Unsec’d. Notes(a)
6.25%	05/01/13	Baa1		270	257,791
Sub. Notes
8.25%	03/01/38	Baa2		190	116,450
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
5.30%	05/01/12	Baa2		210	120,319
5.45%	03/24/11	Baa2		575	387,319
6.625%	11/15/13	Baa2		240	132,936
Kinder Morgan Finance Co. ULC, Gtd. Notes
5.70%	01/05/16	Ba1		300	255,000
MPS Capital Trust I, Bank Gtd. Notes
7.99%(c)	12/29/49	A2	EUR	105	51,616
Nationwide Building Society, Sr. Sub. Notes, MTN (United Kingdom)
3.375%(c)	08/17/15	Baa3	EUR	115	126,397
Northern Trust Co. (The), Sub. Notes
4.60%	02/01/13	A1		155	155,962
Northern Trust Corp.,
Sr. Unsec’d. Notes
5.30%	08/29/11	A1		171	173,745
5.50%	08/15/13	A1		65	68,029
PNC Funding Corp., Bank Gtd. Notes
5.625%	02/01/17	A2		195	179,544
Sovereign Capital Trust VI, Bank Gtd. Notes
7.908%	06/13/36	Baa2		7	4,626
Wachovia Corp., Sr. Unsec’d. Notes
5.75%	02/01/18	A1		110	97,446
Wells Fargo & Co., Sr. Unsec’d. Notes
4.875%	01/12/11	A1		270	266,861
Wells Fargo Bank NA, Sub. Notes
4.75%	02/09/15	Aa3		300	256,044

					3,271,879

Financial — Brokerage — 0.1%
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
5.875%	06/08/14	Baa2		126	100,128
6.25%	01/15/36	Baa2		250	137,333

					237,461

Financial Services — 3.1%
American Express Credit Corp.,
Sr. Unsec’d. Notes
7.30%	08/20/13	A1		95	88,184
Sr. Unsec’d. Notes, MTN
5.875%	05/02/13	A1		215	188,765
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN
6.25%	07/16/13	A1	EUR	100	127,417
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN
4.50%	04/01/13	Aa2		280	277,478
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN
5.85%	09/01/17	A2		175	152,047
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.50%	08/27/12	A3		230	205,003
5.50%	04/11/13	A3		340	298,715
Sr. Unsec’d. Notes, MTN
3.50%	08/05/15	A3	EUR	220	197,269
6.40%	03/27/13	A3	EUR	80	91,418
Sub. Notes
4.75%(c)	02/10/19	Baa1	EUR	70	45,096
Countrywide Home Loans, Inc., Gtd. Notes, MTN
4.125%	09/15/09	A2		400	395,272
Credit Suisse USA, Inc., Gtd. Notes
5.50%	08/16/11	Aa1		85	85,269
Erac USA Finance Co., Bonds, 144A(g)
5.60%	05/01/15	Baa2		405	264,824
General Electric Capital Corp., Sub. Notes
4.625%(c)	09/15/66	Aa3	EUR	250	126,217
Goldman Sachs Group, Inc. (The),
Gtd. Notes
4.50%	01/30/17	A1	EUR	400	410,053
6.345%	02/15/34	A2		205	121,025
Sr. Unsec’d. Notes
3.75%	02/04/13	A1	EUR	100	114,093
6.15%(a)	04/01/18	A1		340	310,562
IntesaBci Capital Trust, Bank Gtd. Notes
6.988%(c)	07/29/49	A-(d)	EUR	100	65,102
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN
5.50%	04/13/17	A2		155	146,883
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.75%	05/01/13	Aa3		410	397,420
6.40%(a)	05/15/38	Aa3		270	264,739
Sr. Unsec’d. Notes, MTN
4.375%	01/30/14	Aa3	EUR	50	61,609
Sub. Notes, MTN
4.375%(c)	11/12/19	A1	EUR	200	180,234
JPMorgan Chase Capital XXII, Gtd. Notes
6.45%	02/02/37	A1		195	123,298
Mellon Funding Corp., Gtd. Notes
6.375%	11/08/11	Aa2	GBP	250	375,482

Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes
5.45%	02/05/13	A2		260	213,138
Morgan Stanley,
Sr. Unsec’d. Notes
5.125%	11/30/15	A2	GBP	150	170,389
Sr. Unsec’d. Notes, MTN
4.00%	11/17/15	A2	EUR	500	485,383
6.00%	04/28/15	A2		400	377,647
MUFG Capital Finance 1 Ltd., Bank Gtd. Notes
6.346%(c)	07/29/49	A2		120	80,400
New York Life Global Funding, Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	164,375
SLM Corp.,
Sr. Unsec’d. Notes
1.216%(c)	04/01/09	NR		155	155,000
Sr. Unsec’d. Notes, MTN
1.30%(c)	07/27/09	Baa2		60	57,808
5.125%	08/27/12	Baa2		65	35,024
8.45%	06/15/18	Baa2		220	118,828
U.S. Bancorp, Sr. Unsec’d. Notes
4.50%	07/29/10	Aa3		380	382,154

					7,353,620

Food — 0.4%
General Mills, Inc.,
Sr. Unsec’d. Notes
5.25%	08/15/13	Baa1		100	103,298
5.65%	02/15/19	Baa1		20	20,361
Kellogg Co., Sr. Unsec’d. Notes
4.25%	03/06/13	A3		405	410,634
Kroger Co. (The),
Gtd. Notes
7.50%	01/15/14	Baa2		112	124,271
8.05%	02/01/10	Baa2		120	124,124
SYSCO Corp., Sr. Unsec’d. Notes
5.25%	02/12/18	A1		140	141,984

					924,672

Healthcare Services — 0.1%
Highmark, Inc., Notes, 144A(g)
6.80%	08/15/13	Baa2		185	175,984
WellPoint, Inc., Sr. Unsec’d. Notes
5.00%	01/15/11	Baa1		200	200,574

					376,558

Home Builders — 0.3%
Lennar Corp., Gtd. Notes
5.60%	05/31/15	B3		330	235,125
MDC Holdings, Inc., Gtd. Notes
5.50%	05/15/13	Baa3		350	313,900
NVR, Inc., Sr. Unsec’d. Notes(a)
5.00%	06/15/10	Baa3		130	122,820

					671,845

Insurance — 0.4%
Ace INA Holdings, Inc., Gtd. Notes
5.70%	02/15/17	A3		235	212,979
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa2	EUR	250	199,552
Nationwide Mutual Insurance Co., Sub. Notes, 144A(g)
6.60%	04/15/34	A3		115	57,160
NLV Financial Corp., Sr. Notes, 144A(g)
7.50%	08/15/33	Baa2		145	116,898
Principal Financial Group, Inc., Gtd. Notes
6.05%	10/15/36	A3		175	90,157
Sun Life Financial Global Funding LP, Gtd. Notes, 144A(g)
1.709%(c)	10/06/13	A1		285	194,300
Willis North America, Inc., Gtd. Notes
6.20%	03/28/17	Baa3		150	105,139

					976,185

Media — 0.5%
Comcast Corp., Gtd. Notes
5.70%	05/15/18	Baa2		155	145,383
News America, Inc., Gtd. Notes
6.15%	03/01/37	Baa1		395	287,999
6.40%	12/15/35	Baa1		300	222,252
Sinclair Broadcast Group, Inc., Gtd. Notes
8.00%	03/15/12	B1		198	107,910
Time Warner Cable, Inc., Gtd. Notes
5.40%	07/02/12	Baa2		365	352,570
Time Warner, Inc., Gtd. Notes
5.50%	11/15/11	Baa2		190	187,456

					1,303,570

Medical Supplies & Equipment — 0.2%
Eli Lilly & Co., Sr. Unsec’d. Notes
5.55%	03/15/37	A1		200	189,952
Medtronic, Inc., Sr. Unsec’d. Notes
4.75%	09/15/15	A1		420	418,191

					608,143

Metals & Mining — 0.3%
ArcelorMittal, Sr. Unsec’d. Notes (Luxembourg)
5.375%	06/01/13	Baa2		240	186,290
BHP Billiton Finance Ltd., Gtd. Notes
5.40%	03/29/17	A1		70	66,993
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes
8.375%	04/01/17	Ba2		400	374,000

					627,283

Office Equipment — 0.1%
Xerox Corp., Sr. Unsec’d. Notes
5.50%	05/15/12	Baa2	85	73,616
6.35%	05/15/18	Baa2	275	204,875

				278,491

Oil & Gas — 1.6%
Boardwalk Pipelines LLC, Sr. Unsec’d. Notes
5.50%	02/01/17	Baa2	60	50,365
ConocoPhillips, Gtd. Notes
5.75%	02/01/19	A1	290	291,922
Devon Financing Corp. ULC, Gtd. Notes
7.875%	09/30/31	Baa1	130	132,834
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
4.875%	07/01/15	Baa1	170	163,889
5.15%	09/01/14	Baa1	115	112,315
Enterprise Products Operating LP, Gtd. Notes
6.30%	09/15/17	Baa3	115	105,998
EOG Resources, Inc., Sr. Unsec’d. Notes
5.875%	09/15/17	A3	150	151,876
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29	Baa2	130	117,653
8.125%	02/15/19	Baa2	55	56,698
Marathon Oil Corp.,
Sr. Unsec’d. Notes
5.90%	03/15/18	Baa1	345	314,983
6.00%	10/01/17	Baa1	235	217,798
6.60%	10/01/37	Baa1	85	67,622
Nabors Industries, Inc.,
Gtd. Notes
6.15%	02/15/18	Baa1	130	101,708
Gtd. Notes, 144A(g)
9.25%	01/15/19	Baa1	40	37,929
Pemex Project Funding Master Trust, Gtd. Notes
5.75%	03/01/18	Baa1	470	392,450
Praxair, Inc., Sr. Unsec’d. Notes
5.20%	03/15/17	A2	200	194,138
Southern Natural Gas Co., Sr. Unsec’d. Notes, 144A(g)
5.90%	04/01/17	Baa3	60	52,290
Sunoco, Inc., Sr. Unsec’d. Notes
5.75%	01/15/17	Baa2	190	163,438
Transocean Ltd., Sr. Unsec’d. Notes
5.25%	03/15/13	Baa2	125	125,314
Valero Energy Corp., Sr. Unsec’d. Notes
6.125%	06/15/17	Baa2	385	331,062
Weatherford International Ltd., Gtd. Notes (Bermuda)
9.625%	03/01/19	Baa1	40	41,372
Williams Cos., Inc., Sr. Unsec’d. Notes
8.125%	03/15/12	Baa3	325	329,875
XTO Energy, Inc., Sr. Unsec’d. Notes
5.65%	04/01/16	Baa2	235	224,278

				3,777,807

Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A(g)
7.125%	01/15/17	Ba3	450	416,250

Pharmaceuticals — 0.2%
Cardinal Health, Inc., Sr. Unsec’d. Notes
1.705%(c)	10/02/09	Baa2	205	201,765
Teva Pharmaceutical Finance LLC, Gtd. Notes
5.55%	02/01/16	Baa2	280	291,487

				493,252

Pipelines — 0.1%
Buckeye Partners LP, Sr. Unsec’d. Notes
6.05%	01/15/18	Baa2	115	100,107
El Paso Natural Gas Co., Sr. Unsec’d. Notes
5.95%	04/15/17	Baa3	60	52,694

				152,801

Real Estate — 0.2%
AMB Property LP, Gtd. Notes, MTN
6.30%	06/01/13	Baa1	155	112,049
Duke Realty LP, Sr. Unsec’d. Notes
6.25%	05/15/13	Baa2	170	123,330
ERP Operating LP, Sr. Unsec’d. Notes
5.25%	09/15/14	Baa1	150	120,348
Regency Centers LP, Gtd. Notes
5.875%	06/15/17	Baa2	85	57,037

				412,764

Real Estate Investment Trusts — 0.3%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, MTN
6.125%	11/01/12	Baa1	185	175,293
Federal Realty Investment Trust, Sr. Unsec’d. Notes
6.00%	07/15/12	Baa1	110	91,650
Hospitality Properties Trust, Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2	150	72,336
Reckson Operating Partnership LP, Sr. Unsec’d. Notes
6.00%	03/31/16	Ba2	190	107,139
Simon Property Group LP, Sr. Unsec’d. Notes
5.30%	05/30/13	A3	40	32,661
5.75%	12/01/15	A3	285	220,038

				699,117

Restaurants
McDonald’s Corp., Sr. Unsec’d. Notes
5.30%	03/15/17	A3	105	110,032

Retail & Merchandising — 0.3%
GameStop Corp. / GameStop, Inc., Gtd. Notes
8.00%	10/01/12	Ba1		75	75,750
Hasbro, Inc., Sr. Unsec’d. Notes
6.30%	09/15/17	Baa2		115	105,194
Home Depot, Inc. (The), Sr. Unsec’d. Notes
5.40%	03/01/16	Baa1		210	188,769
JC Penney Corp., Inc., Sr. Unsec’d. Notes
9.00%	08/01/12	Ba1		180	171,773
Macy’s Retail Holdings, Inc., Gtd. Notes
5.35%	03/15/12	Ba2		140	109,894
Polo Ralph Lauren Corp., Sr. Unsec’d. Notes
4.50%	10/04/13	Baa1	EUR	70	74,280

					725,660

Software — 0.1%
Dun & Bradstreet Corp., Sr. Unsec’d. Notes
5.50%	03/15/11	A-(d)		155	156,293

Telecommunications — 1.0%
AT&T Corp., Gtd. Notes
7.30%	11/15/11	A2		105	112,823
AT&T, Inc., Notes
5.80%	02/15/19	A2		835	817,408
Rogers Wireless, Inc., Sr. Sec’d. Notes
6.375%	03/01/14	Baa3		325	329,023
Sprint Capital Corp., Gtd. Notes
6.90%	05/01/19	Ba2		310	218,550
Verizon Communications, Inc.,
Bonds
6.90%	04/15/38	A3		220	212,779
Sr. Unsec’d. Notes
8.75%	11/01/18	A3		150	171,627
Verizon Wireless Capital LLC,
Bonds
8.75%	12/18/15	A2	EUR	50	74,779
Sr. Unsec’d. Notes, 144A(g)
5.55%	02/01/14	A2		155	155,130
8.50%	11/15/18	A2		185	211,329

					2,303,448

Tobacco — 0.2%
BAT International Finance PLC, Gtd. Notes, 144A (United Kingdom)(g)
8.125%	11/15/13	Baa1		115	124,102
Philip Morris International, Inc., Sr. Unsec’d. Notes
5.875%	09/04/15	A2	EUR	100	136,027
Reynolds American, Inc., Sr. Sec’d. Notes
7.25%	06/01/13	Baa3		250	238,526

					498,655

Transportation — 0.1%
Canadian National Railway Co., Sr. Unsec’d. Notes
6.375%	11/15/37	A3		70	71,800
Norfolk Southern Corp., Sr. Unsec’d. Notes
5.75%	04/01/18	Baa1		110	109,315
Union Pacific Corp., Sr. Unsec’d. Notes
5.70%	08/15/18	Baa2		175	166,571

					347,686

Utilities — 1.5%
Alabama Power Co., Sr. Unsec’d. Notes
1.439%(c)	08/25/09	A2		125	123,352
Appalachian Power Co., Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	139,304
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes
5.90%	10/01/16	Baa2		290	257,870
Black Hills Corp., Sr. Unsec’d. Notes
6.50%	05/15/13	Baa3		190	175,915
CenterPoint Energy, Inc., Sr. Unsec’d. Notes
7.25%	09/01/10	Ba1		190	190,465
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes
6.75%	04/01/38	A1		140	137,038
Consumers Energy Co., First Mortgage
6.00%	02/15/14	Baa1		170	170,440
Duke Energy Corp., Sr. Unsec’d. Notes
6.30%	02/01/14	Baa2		60	61,424
El Paso Electric Co., Sr. Unsec’d. Notes
6.00%	05/15/35	Baa2		290	201,485
Illinois Power Co., Sr. Sec’d. Notes
6.125%	11/15/17	Baa3		80	72,696
Monongahela Power Co., First Mortgage, 144A(g)
5.70%	03/15/17	Baa2		95	84,184
National Gas Co. of Trinidad & Tobago Ltd., Notes, 144A(g)
6.05%	01/15/36	A3		155	102,300
Northern States Power Co., First Mortgage
5.25%	03/01/18	A2		185	188,471
NRG Energy, Inc.,
Gtd. Notes
7.25%	02/01/14	B1		175	164,500
7.375%	02/01/16	B1		365	339,450
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.80%	03/01/14	A3		195	196,025
6.35%(a)	02/15/38	A3		255	255,985
Southern Co., Sr. Unsec’d. Notes
5.30%	01/15/12	A3		100	104,248

Tampa Electric Co., Sr. Unsec’d. Notes
6.15%	05/15/37	Baa2	230	183,288
Texas Competitive Electric Holdings Co., LLC, Gtd. Notes
10.25%	11/01/15	Caa1	450	225,000
West Penn Power Co., First Mortgage, 144A(g)
5.95%	12/15/17	Baa2	170	154,005
Westar Energy, Inc., First Mortgage
5.10%	07/15/20	Baa2	145	126,966

				3,654,411

TOTAL CORPORATE OBLIGATIONS (cost $42,350,413)				35,173,647

ASSET-BACKED SECURITIES — 3.9%
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A3
5.53%	01/06/14	Baa3	560	414,457
Capital Auto Receivables Asset Trust,(g)
Series 2006-SN1A, Class A4A, 144A
5.32%	03/20/10	AAA(d)	678	674,135
Series 2006-SN1A, Class B, 144A
5.50%	04/20/10	AAA(d)	170	168,440
Capital One Multi-Asset Execution Trust,
Series 2007-C2, Class C2
0.856%(c)	11/15/14	Baa2	1,000	526,187
Series 2007-C3, Class C3
0.846%(c)	04/15/13	Baa2	395	301,478
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Aa2	18	11,416
Series 2003-1, Class 1A6
4.458%	03/25/14	Aaa	346	280,988
Chase Issuance Trust, Series 2006-C2, Class C
0.856%(c)	04/15/13	Baa2	675	499,975
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5
5.50%	06/22/12	Aaa	400	407,098
CNH Equipment Trust, Series 2007-A, Class B
5.09%	06/16/14	A3	285	197,866
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5
6.42%	03/01/15	Aaa	425	466,604
Fannie Mae,
Series 319, Class 2, IO(g)
6.50%	02/01/32	Aaa	24	3,045
Series 2003-40, Class NI, IO(g)
5.50%	11/25/28	Aaa	24	884
Series 2004-21, Class AC
4.00%	05/25/16	Aaa	370	374,547
Series 2005-57, Class PA
5.50%	05/25/27	Aaa	260	264,514
Freddie Mac,
Series 2614, Class IH, IO(g)
4.50%	05/15/16	Aaa	163	5,448
Series 2627, Class IE, IO(g)
4.50%	04/15/18	Aaa	51	1,871
Series 2631, Class KI, IO(g)
4.50%	01/15/15	Aaa	57	489
Series 2686, Class JG
5.50%	04/15/28	Aaa	925	937,718
Series 3195, Class PN
6.50%	08/15/30	Aaa	493	511,330
Series R003, Class VA
5.50%	08/15/16	Aaa	558	585,576
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08%	09/15/12	Aaa	295	291,838
Series 2007-3, Class C
0.856%(c)	06/15/13	Baa2	525	332,746
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4, 144A(g)
4.51%	12/22/14	Aaa	264	263,038
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AV2
0.582%(c)	11/25/36	Aaa	54	46,087
Marriott Vacation Club Owner Trust,(g)
Series 2006-1A, Class A, 144A
5.737%	04/20/28	Aaa	388	319,673
Series 2006-2A, Class A, 144A
5.362%	10/20/28	Aaa	111	92,536
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3
0.846%(c)	10/15/13	Baa2	210	144,140
SLM Student Loan Trust, Series 2008-4, Class A2
1.209%(c)	07/25/16	Aaa	450	440,484
Triad Auto Receivables Owner Trust, Series 2006-B, Class A4
5.52%	11/12/12	Aa3	800	697,609

TOTAL ASSET-BACKED SECURITIES (cost $10,653,468)				9,262,217

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
American Tower Trust, Series 2007-1A, Class D, 144A(g)
5.957%	04/15/37	Baa2	260	222,883
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	500	438,132
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	670	627,152
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
5.464%(c)	02/25/34	AAA(d)	111	87,046
Series 2004-D, Class 2A2
4.196%(c)	05/25/34	AAA(d)	63	51,155
Series 2004-H, Class 2A2
4.752%(c)	09/25/34	Aaa	74	58,530
Series 2004-I, Class 3A2
4.806%(c)	10/25/34	Aaa	72	53,336
Series 2005-J, Class 2A1
5.09%(c)	11/25/35	Baa3	536	285,285
Series 2005-J, Class 3A1
5.243%(c)	11/25/35	Aa3	221	149,343
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2

4.83%	08/15/38	AAA(d)	935	872,645
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	600	536,872
Series 2005-T18, Class A1
4.274%(c)	02/13/42	Aaa	159	157,771
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	475	406,597
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4
6.01%(c)	12/10/49	Aaa	700	509,039
DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B
7.30%(c)	06/10/32	Aaa	55	54,706
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531%	05/15/33	Aaa	550	547,699
Series 2005-C4, Class A1
5.082%	11/10/45	Aaa	331	329,471
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244%	04/15/35	AAA(d)	80	80,032
Series 2001-CIBC, Class A3
6.26%	03/15/33	AAA(d)	401	405,875
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	950	852,068
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	825	576,673
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.81%(c)	01/25/34	AAA(d)	345	295,562
Series 2005-AR2, Class 2A2
4.553%(c)	03/25/35	Aaa	120	87,313
Series 2006-AR16, Class A1
5.663%(c)	10/25/36	Aa2	508	282,708

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $9,614,279)				7,967,893

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
4.75%	02/15/37		200	239,625
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.375%	07/15/18		1,180	1,145,846
2.00%	07/15/14(k)		470	543,498
U.S. Treasury Notes
2.125%	01/31/10		720	729,253
3.125%	09/30/13		1,475	1,579,634
4.00%	08/15/18		640	711,200

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,921,525)				4,949,056

SOVEREIGN ISSUES — 1.6%
Indonesia Government International Bond, Sr. Unsec’d. Notes
6.875%	03/09/17	Ba3	1,378	1,157,109
Republic of Brazil, Unsub. Notes
11.00%	08/17/40	Ba1	140	177,800
Republic of Peru, Sr. Unsec’d. Notes
7.125%	03/30/19	Ba1	328	332,523
Republic of South Africa, Sr. Unsec’d. Notes
6.50%	06/02/14	Baa1	500	500,000
Russian Federation, Sr. Unsec’d. Notes
7.50%	03/31/30	Baa1	739	697,014
Russian Ministry of Finance, Debs.
3.00%	05/14/11	Baa1	690	660,675
United Mexican States, Unsub. Notes, MTN
6.375%	01/16/13	Baa1	270	284,850

TOTAL SOVEREIGN ISSUES (cost $4,005,545)				3,809,971

MUNICIPAL BONDS — 1.4%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District Electric System, Revenue Bonds
5.00%	01/01/38	Aa1	240	236,381

District of Columbia
District of Columbia, General Obligation Bonds
4.75%	06/01/31	Aa3	50	47,371

Florida — 0.2%
Orange County Tourist Development Tax, Revenue Bonds
5.00%	10/01/18	A2	390	416,114

Georgia — 0.3%
Atlanta Water & Wastewater, Revenue Bonds
5.50%	11/01/17	Baa1	270	286,070
De Kalb County Water & Sewer, Revenue Bonds
5.00%	10/01/35	Aa2	210	211,218
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds
5.00%	07/01/37	Aa3	135	132,584

				629,872

Illinois — 0.1%
Chicago Transit Authority, Series A, Revenue Bonds
6.899%	12/01/40	Aa3	185	184,525

Kansas
Kansas State Development Finance Authority, Revenue Bonds
5.501%	05/01/34	Aa2	125	112,886

Maryland — 0.1%
Baltimore County Maryland, General Obligation Bonds
5.00%	02/01/38	Aaa	235	237,491

Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority, Revenue Bond
5.00%	07/01/38	Aaa	195	197,748

New York — 0.2%
New York City Housing Development Corp., Revenue Bonds
6.42%	11/01/27	Aa2	155	116,101
New York State Urban Development Corp., Revenue Bonds
5.50%	03/15/18	AAA(d)	190	210,056

Triborough Bridge & Tunnel Authority, Revenue Bonds
5.00%	11/15/38	Aa2	230	220,729

				546,886

Texas — 0.1%
Austin Independent School District, General Obligation Bonds
5.00%	08/01/33	Aa1	235	231,085

Utah — 0.1%
Utah Transit Authority, Revenue Bond
4.75%	06/15/32	Aa3	125	120,230
5.25%	06/15/38	Aa3	170	172,215

				292,445

West Virgina — 0.1%
Tobacco Settlement Finance Authority of West Virginia, Revenue Bonds
7.467%	06/01/47	Baa3	260	140,049

TOTAL MUNICIPAL BONDS (cost $3,450,601)				3,272,853

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Mortgage Corp.
5.50%	03/01/18		22	23,461
5.50%	11/01/18		21	22,191
Federal National Mortgage Assoc.
4.50%	05/01/19		428	441,635
4.50%	09/01/34		499	510,582
6.00%	03/01/33		58	60,385

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,009,171)				1,058,254

	Shares
PREFERRED STOCK
Federal National Mortgage Assoc., 8.25%, CVT Perpetual Series (cost $185,000)	7,400	5,254

	Units
WARRANT*
Republic of Venezuela, expiring on 04/15/2020 (Venezuela)(g) (cost $0)	1,250	21,875

TOTAL LONG-TERM INVESTMENTS (cost $243,321,271)		225,191,003

	Shares
SHORT-TERM INVESTMENT — 3.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $8,678,051; includes $1,576,971 of cash collateral for securities on loan)(b)(w)	8,678,051	8,678,051

TOTAL INVESTMENTS(o) — 98.7% (cost $251,999,322)		233,869,054
Other assets in excess of liabilities(x) — 1.3%		3,151,856

NET ASSETS — 100.0%		$237,020,910

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Not Rated by Moody’s or Standard & Poor’s

TIPS	Treasury Inflation Protected Securities

AED	United Arab Emirates Dirham

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CSK	Czech Kruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

PLN	Polish Zloty

SEK	Swedish Krona

TRY	Turkish Lira

ZAR	South African Rand

*	Non-income producing security.

†	The rating reflected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $1,532,307; cash collateral of $1,576,971 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Securities segregated as collateral for futures contracts.

(o)	As of March 31, 2009, one security representing $21,875 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures and forward foreign currency and cross currency exchange contracts as follows:
Futures contracts open at March 31, 2009:

Number of		Expiration	Value at	Value at	Unrealized Appreciation
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
103	2 Year Euro-Schatz	Jun 09	$14,836,177	$14,819,755	$(16,422)
25	5 Year Euro-Bobl	Jun 09	3,874,374	3,871,717	(2,657)
9	5 Year U.S. Treasury Bonds	Jun 09	1,050,188	1,068,891	18,703
51	10 Year Canadian Bond	Jun 09	5,036,891	5,125,079	88,188
35	10 Year Euro-Bund	Jun 09	5,731,729	5,786,135	54,406
11	10 Year Japanese Government Bonds	Jun 09	15,437,329	15,352,326	(85,003)
9	10 Year U.S. Treasury Notes	Jun 09	1,121,653	1,116,703	(4,950)
4	20 Year U.S. Treasury Bonds	Jun 09	506,688	518,813	12,125

					64,390

Short Positions:
8	10 Year UK Gilt	Jun 09	1,392,028	1,414,297	(22,269)
7	2 Year U.S. Treasury Notes	Jun 09	1,517,031	1,525,234	(8,203)
7	5 Year U.S. Treasury Notes	Jun 09	818,125	831,359	(13,234)
117	10 Year U.S. Treasury Notes	Jun 09	14,170,930	14,517,141	(346,211)
29	20 Year U.S. Treasury Bonds	Jun 09	3,683,477	3,761,391	(77,914)

					(467,831)

					$(403,441	)(1)(2)

(1)	Cash of $915,657 and U.S. Treasury Inflationary Indexed Bonds with a market value of $173,457 of have been segregated to cover requirements for open futures contracts as March 31, 2009.

(2)	The amount represents fair value of derivative instruments subject to interest rate risk exposure as of March 31, 2009.
Forward foreign currency exchange contracts outstanding at March 31, 2009:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)
Australian Dollar,
Expiring 05/20/09	AUD	1,044	$678,168	$723,428	$45,260
Brazilian Real,
Expiring 04/20/09	BRL	2,135	885,000	915,681	30,681
British Pound,
Expiring 05/20/09	GBP	4,717	6,756,751	6,769,747	12,996
Canadian Dollar,
Expiring 05/20/09	CAD	1,136	894,835	904,101	9,266
Czech Kruna,
Expiring 05/20/09	CSK	6,432	274,970	311,907	36,937
Euro,
Expiring 05/20/09	EUR	13,720	17,868,354	18,228,448	360,094
Hungarian Forint,
Expiring 05/20/09	HUF	14,103	58,484	60,120	1,636
Indian Rupee,
Expiring 04/27/09	INR	66,182	1,321,000	1,299,970	(21,030)
Japanese Yen,
Expiring 05/20/09	JPY	2,162,345	21,949,791	21,861,417	(88,374)
New Taiwanese Dollar,
Expiring 04/13/09	NWD	115,258	3,919,000	3,400,687	(518,313)
Expiring 04/21/09	NWD	108,488	3,750,000	3,202,063	(547,937)
Norwegian Krone,
Expiring 05/20/09	NOK	9,513	1,437,866	1,412,731	(25,135)
South African Rand,
Expiring 05/20/09	ZAR	390	40,829	40,705	(124)
South Korean Won,
Expiring 04/20/09	KRW	1,219,456	896,000	882,481	(13,519)
Expiring 04/28/09	KRW	1,015,205	733,000	734,969	1,969
Expiring 05/20/09	KRW	2,340,823	1,669,000	1,695,982	26,982
Swedish Krona,
Expiring 05/20/09	SEK	6,419	726,923	781,043	54,120
Turkish Lira,
Expiring 04/20/09	TRY	1,234	737,655	738,266	611
United Arab Emerates Dirham,
Expiring 07/06/09	AED	24,159	6,661,000	6,574,417	(86,583)

			71,258,626	70,538,163	$(720,463	)(1)

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)
Australian Dollar,
Expiring 05/20/09	AUD	790	$501,255	$547,212	$(45,957)
Brazilian Real,
Expiring 04/20/09	BRL	11,733	4,955,000	5,032,863	(77,863)
Expiring 05/05/09	BRL	7,335	3,150,000	3,134,713	15,287
British Pound,
Expiring 05/20/09	GBP	4,350	6,157,816	6,242,677	(84,861)
Canadian Dollar,
Expiring 05/20/09	CAD	2,186	1,727,758	1,734,253	(6,495)
Danish Krone,
Expiring 05/20/09	DKK	3,051	513,172	543,500	(30,328)
Euro,
Expiring 05/20/09	EUR	4,197	5,567,782	5,572,698	(4,916)
Hungarian Forint,
Expiring 05/20/09	HUF	366,900	1,357,042	1,436,229	(79,187)
Japanese Yen,
Expiring 05/20/09	JPY	547,377	5,798,000	5,536,056	261,944
Malaysian Ringgit,
Expiring 04/14/09	MYR	3,329	946,000	912,753	33,247
Mexican Peso,
Expiring 04/20/09	MXN	35,305	2,438,163	2,482,394	(44,231)
Expiring 05/20/09	MXN	61,847	4,349,324	4,325,244	24,080
New Taiwanese Dollar,
Expiring 04/13/09	NWD	115,258	3,705,474	3,400,687	304,787
Expiring 04/21/09	NWD	108,488	3,541,871	3,202,063	339,808
South African Rand,
Expiring 05/20/09	ZAR	3,736	359,159	389,814	(30,655)
South Korean Won,
Expiring 04/20/09	KRW	975,360	635,000	705,836	(70,836)
Swedish Krona,
Expiring 05/20/09	SEK	544	62,000	66,169	(4,169)
Turkish Lira,
Expiring 04/20/09	TRY	1,234	738,513	738,266	247
United Arab Emerates Dirham,
Expiring 07/06/09	AED	24,159	6,549,050	6,574,417	(25,367)

			$53,052,379	$52,577,844	$474,535 (1)

(1)	The amounts represent fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$8,683,305	$(403,441)
Level 2 — Other Significant Observable Inputs	225,163,874	(245,928)
Level 3 — Significant Unobservable Inputs	21,875	—

Total	$233,869,054	$(649,369)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/08	$37,364
Accrued discounts/premiums	—
Realized gain (loss)	(72,767)
Change in unrealized appreciation (depreciation)	95,228
Net purchases (sales)	(37,950)
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$21,875

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2009 were as follows:

Sovereign Issues	33.2%
U.S. Government Agency Mortgage-Backed Securities	16.3
Financial — Bank & Trust	9.4
Financial Services	6.4
Asset-Backed Securities	3.9
Affiliated Money Market Mutual Fund (0.7% represents investments purchased with collateral from securities on loan)	3.7
Collateralized Mortgage Obligations	3.4
Telecommunications	3.1
Oil & Gas	2.5
U.S. Treasury Obligations	2.1
Utilities	1.8
Municipal Bonds	1.8
Media	1.0
Metals & Mining	0.9
Banks	0.8
Insurance	0.7
Electric	0.7
Tobacco	0.5
Food	0.5
U.S. Government Agency Obligations	0.4
Environmental Services	0.4
Retail & Merchandising	0.4
Diversified Operations	0.3
Pharmaceuticals	0.3
Real Estate Investment Trusts	0.3
Home Builders	0.3
Medical Supplies & Equipment	0.2
Electronic Components & Equipment	0.2
Beverages	0.2
Chemicals	0.2
Automobile Manufacturers	0.2
Aerospace	0.2
Construction	0.2
Business Services	0.2
Consumer Products & Services	0.2
Paper & Forest Products	0.2
Real Estate	0.2
Transportation	0.1
Diversified Financial Services	0.1
Healthcare Services	0.1
Advertising	0.1
Office Equipment	0.1
Farming & Agriculture	0.1
Financial — Brokerage	0.1
Building Materials	0.1
Distribution/Wholesale	0.1
Broadcasting	0.1
Electric — Integrated	0.1
Software	0.1
Pipelines	0.1
Biotechnology	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%

COMMON STOCKS

Aerospace/Defense — 0.9%
Lockheed Martin Corp.	91,100	$6,288,633

Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	302,000	8,543,580

Biotechnology — 6.4%
Amgen, Inc.*	98,800	4,892,576
Celgene Corp.*	276,808	12,290,275
Gilead Sciences, Inc.*(a)	562,313	26,046,338

		43,229,189

Business Services — 2.8%
Goldman Sachs Group, Inc. (The)	120,000	12,722,400
MasterCard, Inc. (Class A Stock)(a)	38,300	6,414,484

		19,136,884

Chemicals — 3.1%
Monsanto Co.	59,100	4,911,210
Praxair, Inc.	236,800	15,934,272

		20,845,482

Commercial Banks — 0.5%
Wells Fargo & Co.	260,600	3,710,944

Commercial Services & Supplies — 1.9%
Apollo Group, Inc. (Class A Stock)*(a)	45,900	3,595,347
McKesson Corp.	270,600	9,481,824

		13,077,171

Communication Equipment — 7.7%
Corning, Inc.	272,800	3,620,056
Juniper Networks, Inc.*(a)	1,569,700	23,639,682
QUALCOMM, Inc.	647,800	25,205,898

		52,465,636

Computer Hardware — 4.3%
Apple, Inc.*	276,900	29,107,728

Computer Services & Software — 5.5%
Accenture Ltd. (Class A Stock) (Bermuda)	523,800	14,399,262
Microsoft Corp.	780,800	14,343,296
salesforce.com, Inc.*(a)	259,300	8,486,889

		37,229,447

Electric — 1.2%
NRG Energy, Inc.*	475,500	8,368,800

Electrical Equipment — 0.5%
Sunpower Corp.*	161,700	3,201,660

Engineering/Construction — 0.4%
Fluor Corp.(a)	80,300	2,774,365

Financial — Bank & Trust — 3.2%
Charles Schwab Corp. (The)	439,700	6,815,350
JPMorgan Chase & Co.	251,000	6,671,580
State Street Corp.(a)	276,810	8,520,212

		22,007,142

Financial Services — 1.4%
American Express Co.(a)	216,500	2,950,895
Franklin Resources, Inc.	124,500	6,706,815

		9,657,710

Healthcare Equipment & Supplies — 1.3%
Baxter International, Inc.	123,900	6,346,158
Intuitive Surgical, Inc.*(a)	23,000	2,193,280

		8,539,438

Hotels, Restaurants & Leisure — 3.3%
International Game Technology	360,500	3,323,810
Marriott International, Inc. (Class A Stock)	758,145	12,403,252
Yum! Brands, Inc.	232,600	6,391,848

		22,118,910

Internet Services — 8.3%
Amazon.com, Inc.*	406,547	29,856,812
Expedia, Inc.*(a)	546,900	4,965,852
Google, Inc. (Class A Stock)*	52,700	18,342,762
VeriSign, Inc.*(a)	153,100	2,888,997

		56,054,423

Investment Firms — 0.6%
Morgan Stanley	172,600	3,930,102

Medical Supplies & Equipment — 0.9%
Stryker Corp.(a)	168,800	5,745,952

Oil, Gas & Consumable Fuels — 5.6%
EOG Resources, Inc.	171,600	9,396,816
Petroleo Brasileiro SA, ADR (Brazil)	305,300	7,479,850
Schlumberger Ltd. (Netherlands)	379,600	15,419,352
Suncor Energy, Inc.	249,300	5,536,953

		37,832,971

Pharmaceuticals — 6.7%
Allergan, Inc.	286,400	13,678,464
Medco Health Solutions, Inc.*	502,700	20,781,618
Wyeth	261,500	11,254,960

		45,715,042

Retail & Merchandising — 10.8%
Bed Bath & Beyond, Inc.*(a)	376,500	9,318,375
CVS Caremark Corp.	255,600	7,026,444
Danaher Corp.	483,700	26,226,214
Kohl’s Corp.*(a)	225,400	9,538,928
NIKE, Inc. (Class B Stock)	71,300	3,343,257
Wal-Mart Stores, Inc.	338,500	17,635,850

		73,089,068

Semiconductors — 3.8%
ASML Holding NV (Netherlands)	577,206	10,106,877
First Solar, Inc.*(a)	28,200	3,742,140
Xilinx, Inc.(a)	624,600	11,967,336

		25,816,353

Semiconductors & Semiconductor Equipment — 3.9%
Broadcom Corp. (Class A Stock)*(a)	633,100	12,649,338
Marvell Technology Group Ltd.*(a)	1,523,400	13,954,344

		26,603,682

Software — 1.2%
Research In Motion Ltd. (Canada)*	185,000	7,967,950

Telecommunications — 6.9%
American Tower Corp. (Class A Stock)*	827,500	25,180,825
Crown Castle International Corp.*(a)	500,255	10,210,205
MetroPCS Communications, Inc.*(a)	657,656	11,232,764

		46,623,794

Transportation — 1.0%
United Parcel Service, Inc. (Class B Stock)(a)	137,300	6,757,906

Unaffiliated Mutual Fund
Reserve Investment Fund	2,913	2,913

TOTAL LONG-TERM INVESTMENTS
(cost $813,849,857)		646,442,875

SHORT-TERM INVESTMENT — 21.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $144,649,253; includes $112,456,974 of cash collateral for securities on loan)(b)(w)	144,649,253	144,649,253

TOTAL INVESTMENTS — 116.7%
(cost $958,499,110)		791,092,128

Liabilities in excess of other assets — (16.7)%		(113,315,873)

NET ASSETS — 100.0%		$677,776,255

The following abbreviation was used in Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $108,991,142; cash collateral of $112,456,974 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$791,092,128	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$791,092,128	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of December 31, 2008 and March 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%

COMMON STOCKS — 95.2%

Chemicals — 6.2%
Air Liquide SA (France)	15,443	$1,256,602
Air Products & Chemicals, Inc.	19,600	1,102,500
Albemarle Corp.	39,600	862,092
Mosaic Co. (The)	37,000	1,553,260
Potash Corp. of Saskatchewan, Inc. (Canada)	93,900	7,588,059
Praxair, Inc.	39,000	2,624,310
Terra Industries, Inc.	32,800	921,352

		15,908,175

Commercial Services — 3.2%
Franco-Nevada Corp. (Canada)	62,700	1,353,660
Total SA, ADR (France)	138,454	6,792,553

		8,146,213

Construction — 3.7%
China Railway Construction Corp. (Class H Stock) (China)*	1,008,500	1,313,275
Fluor Corp.(a)	22,700	784,285
Foster Wheeler AG*	172,360	3,011,129
McDermott International, Inc.*(a)	119,200	1,596,088
Technip SA (France)	76,796	2,715,057

		9,419,834

Energy Services — 3.4%
Duke Energy Corp.	62,300	892,136
Edison International	15,100	435,031
NRG Energy, Inc.*	151,800	2,671,680
Peabody Energy Corp.	191,200	4,787,648

		8,786,495

Environmental Services — 0.8%
EnergySolutions, Inc.	134,400	1,162,560
Nucor Corp.	22,000	839,740

		2,002,300

Exploration & Production — 7.9%
Devon Energy Corp.	96,814	4,326,618
Encore Acquisition Co.*(a)	94,200	2,192,034
Murphy Oil Corp.	117,500	5,260,475
Nexen, Inc. (Canada)(a)	62,300	1,056,608
Royal Dutch Shell PLC, ADR (United Kingdom)	162,175	7,184,352

		20,020,087

Gas Transmission & Distribution — 0.7%
Spectra Energy Corp.	117,900	1,667,106

Integrated Petroleum — 10.9%
Baker Hughes, Inc.	127,100	3,628,705
BP PLC, ADR (United Kingdom)	139,522	5,594,832
Chevron Corp.	56,556	3,802,825
Eni SpA, ADR (Italy)(a)	79,962	3,064,144
Exxon Mobil Corp.	146,700	9,990,270
Lukoil, ADR (Russia)(a)	42,790	1,613,183

		27,693,959

Machinery & Equipment — 2.7%
Atlas Copco AB (Class A Stock) (Sweden)	110,398	829,389
Bucyrus International, Inc.	54,600	828,828
Deere & Co.	76,000	2,498,120
Finning International, Inc. (Canada)	65,500	654,584
Joy Global, Inc.(a)	93,900	2,000,070

		6,810,991

Metals & Mining — 14.2%
Agnico-Eagle Mines Ltd. (Canada)(a)	120,500	6,858,860
Agnico-Eagle Mines Ltd. W/I (Canada)	9,300	502,888
Arch Coal, Inc.	309,400	4,136,678
Barrick Gold Corp. (Canada)	105,300	3,413,826
BHP Billiton Ltd. (Australia)	275,473	6,088,300
Cia Vale do Rio Doce, ADR (Brazil)(a)	316,100	4,204,130
CONSOL Energy, Inc.(a)	207,100	5,227,204
Eurasian Natural Resources Corp. (United Kingdom)	145,865	944,437
Freeport-McMoRan Copper & Gold, Inc.(a)	65,203	2,484,886
Rio Tinto Ltd. (Australia)	45,070	1,789,979
Steel Dynamics, Inc.	63,900	562,959

		36,214,147

Oil & Gas — 18.2%
Bill Barrett Corp.*	44,900	998,576
Diamond Offshore Drilling, Inc.(a)	127,000	7,983,220
Gazprom OAO, ADR (Russia)	184,793	2,744,176
Halliburton Co.	73,400	1,135,498
Nabors Industries Ltd. (Bermuda)*(a)	82,400	823,176
National Oilwell Varco, Inc.*	32,602	936,003
NovaTek OAO, GDR (Russia)	14,972	344,356
Petroleo Brasileiro SA, ADR (Brazil)	149,500	3,662,750
Rosneft Oil Co., GDR (Russia)*	119,300	524,920
Saipem SpA (Italy)	60,216	1,072,043
Schlumberger Ltd. (Netherlands)	219,800	8,928,276
StatoilHydro ASA (Norway)	311,550	5,512,231
Suncor Energy, Inc. (Canada)	50,900	1,130,489
Sunoco, Inc.(a)	56,100	1,485,528
TETRA Technologies, Inc.*	45,600	148,200
Transocean Ltd.*	71,594	4,212,591
Trican Well Service Ltd. (Canada)	239,100	1,221,291
Tullow Oil PLC (United Kingdom)	37,441	431,388
Williams Cos., Inc.	192,300	2,188,374
Woodside Petroleum Ltd. (Australia)	31,779	846,471

		46,329,557

Oil Field Equipment & Services — 3.8%
Cameron International Corp.*(a)	438,900	9,625,077

Paper & Forest Products — 2.0%
Domtar Corp. (Canada)*	282,540	268,413
International Paper Co.	75,600	532,224
Noble Corp.	121,000	2,914,890
Potlatch Corp.	10,900	252,771

Weyerhaeuser Co.	38,171	1,052,374

		5,020,672

Petroleum Exploration & Production — 13.5%
Anadarko Petroleum Corp.	49,300	1,917,277
BG Group PLC (United Kingdom)	244,004	3,693,635
BJ Services Co.(a)	297,200	2,957,140
Canadian Natural Resources Ltd. (Canada)(a)	193,300	7,453,648
ConocoPhillips	69,756	2,731,645
EOG Resources, Inc.(a)	82,400	4,512,224
FMC Technologies, Inc.*(a)	94,600	2,967,602
Newfield Exploration Co.*(a)	39,800	903,460
Smith International, Inc.(a)	261,581	5,618,760
XTO Energy, Inc.	54,470	1,667,872

		34,423,263

Railroads — 0.3%
Burlington Northern Santa Fe Corp.	13,300	799,995

Real Estate Investment Trusts — 0.6%
AMB Property Corp.(a)	29,700	427,680
Boston Properties, Inc.(a)	8,500	297,755
Camden Property Trust(a)	22,000	474,760
Duke Realty Corp.(a)	32,030	176,165
Simon Property Group, Inc.(a)	5,629	194,989

		1,571,349

Steel Producers — 0.2%
Tenaris SA, ADR (Luxembourg)(a)	28,000	564,760

Telecommunications — 1.6%
Quanta Services, Inc.*(a)	185,096	3,970,309

Utilities — 1.3%
Dynegy, Inc. (Class A Stock)*	959,700	1,353,177
Exelon Corp.	25,700	1,166,523
Reliant Energy, Inc.*(a)	246,100	785,059

		3,304,759

TOTAL COMMON STOCKS
(cost $473,732,647)		242,279,048

	Units
WARRANT*

Metals & Mining
Agnico-Eagle Mines Ltd. expiring 12/02/13 (Canada) (cost $23,250)	4,650	116,882

TOTAL LONG-TERM INVESTMENTS
(cost $473,755,897)		242,395,930

	Shares
SHORT-TERM INVESTMENT — 30.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $76,399,357; includes $62,412,488 of cash collateral for securities on loan)(b)(w)	76,399,357	76,399,357

TOTAL INVESTMENTS(o) — 125.2%
(cost $550,155,254)		318,795,287

Liabilities in excess of other assets — (25.2)%		(64,201,725)

NET ASSETS — 100.0%		$254,593,562

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

W/I	When Issued security

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $59,414,398; cash collateral of $62,412,488 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of March 31, 2009, 6 securities representing $10,657,794 and 4.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$308,137,493	—
Level 2 — Other Significant Observable Inputs	10,038,024	—
Level 3 — Significant Unobservable Inputs	619,770	—
Total	$318,795,287	—

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments
	in Securities
Balance as of 12/31/08	$528,478
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	91,292
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 3/31/09	$619,770

AST UBS DYNAMIC ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 72.9%

COMMON STOCKS — 72.8%

Advertising — 0.5%
Interpublic Group of Cos., Inc. (The)*	342,000	$1,409,040
Omnicom Group, Inc.	102,500	2,398,500

		3,807,540

Aerospace & Defense — 0.5%
General Dynamics Corp.	33,400	1,389,106
United Technologies Corp.	54,800	2,355,304

		3,744,410

Airlines — 0.2%
British Airways PLC (United Kingdom)	670,175	1,353,928
Qantas Airways Ltd. (Australia)	189,709	229,225

		1,583,153

Automobile Manufacturers — 0.2%
Daimler AG (Germany)	6,530	165,534
Honda Motor Co. Ltd. (Japan)	29,500	702,270
Lookers PLC (United Kingdom)	28,686	11,936
Toyota Motor Corp. (Japan)	24,000	762,333

		1,642,073

Automotive Parts — 1.3%
BorgWarner, Inc.	105,000	2,131,500
Bridgestone Corp. (Japan)	13,700	198,665
Johnson Controls, Inc.	146,000	1,752,000
O’Reilly Automotive, Inc.*	41,300	1,445,913
PACCAR, Inc.	127,700	3,289,552
Tomkins PLC (United Kingdom)	323,609	562,998

		9,380,628

Banks — 0.1%
Capital One Financial Corp.	12,200	149,328
Hang Seng Bank Ltd. (Hong Kong)	24,400	246,246

		395,574

Beverages — 1.1%
Central European Distribution Corp.*	62,900	676,804
Constellation Brands, Inc. (Class A Stock)*	140,100	1,667,190
Diageo PLC (United Kingdom)	13,910	156,975
PepsiCo, Inc.	113,900	5,863,572

		8,364,541

Biotechnology — 0.5%
Amgen, Inc.*	75,300	3,728,856

Broadcasting — 0.4%
British Sky Broadcasting Group PLC (United Kingdom)	349,905	2,176,426
ITV PLC (United Kingdom)	1,089,821	297,107
News Corp. (Class A Stock)	91,300	604,406

		3,077,939

Building Materials — 0.2%
CRH PLC (Ireland)	29,115	627,349
Holcim Ltd. (Switzerland)	7,945	283,237
Martin Marietta Materials, Inc.	4,900	388,570
Masco Corp.	73,300	511,634

		1,810,790

Business Services — 0.7%
Accenture Ltd. (Class A Stock) (Bermuda)	27,300	750,477
Dun & Bradstreet Corp. (The)	37,600	2,895,200
LKQ Corp.*	95,200	1,358,504
Rentokil Initial PLC (United Kingdom)	140,184	89,508

		5,093,689

Cable Television — 0.8%
Comcast Corp. (Class A Stock)	427,900	5,836,556
Time Warner Cable, Inc.	2,493	61,835

		5,898,391

Chemicals — 2.1%
Air Products & Chemicals, Inc.	29,000	1,631,250
Akzo Nobel NV (Netherlands)	5,009	189,633
BASF SE (Germany)	10,216	309,329
Celanese Corp. (Class A Stock)	76,900	1,028,153
Ecolab, Inc.	125,400	4,355,142
Henkel AG & Co. KGaA (Germany)	39,375	1,071,386
Monsanto Co.	32,100	2,667,510
Praxair, Inc.	56,600	3,808,614
Shin-Etsu Chemical Co. Ltd. (Japan)	9,900	486,390
Yule Catto & Co. PLC (United Kingdom)	336,257	221,939

		15,769,346

Clothing & Apparel — 0.2%
Coach, Inc.*	80,500	1,344,350

Commercial Banks — 0.3%
Ashtead Group PLC (United Kingdom)	62,696	35,534
ASML Holding NV (Netherlands)	24,325	431,453
Bank of Yokohama Ltd. (The) (Japan)	80,000	343,002
City National Corp.	27,500	928,675
Oversea-Chinese Banking Corp. (Singapore)	55,000	175,338
UniCredit SpA (Italy)	76,724	126,604
Westpac Banking Corp. (Australia)	28,259	373,161

		2,413,767

Commercial Services — 0.4%
Adecco SA (Switzerland)	12,871	402,311
H&R Block, Inc.	27,100	492,949
Quanta Services, Inc.*	104,300	2,237,235

		3,132,495

Computer Hardware — 1.6%
Affiliated Computer Services, Inc. (Class A Stock)*	16,100	771,029
Apple, Inc.*	101,200	10,638,144
Cie Generale de Geophysique-Veritas (France)*	17,790	206,766
Psion PLC (United Kingdom)	347,739	259,455

		11,875,394

Computer Services & Software — 2.8%
Autodesk, Inc.*	15,000	252,150

Cognizant Technology Solutions Corp. (Class A Stock)*	131,400	2,731,806
Computacenter PLC (United Kingdom)	3,009	4,965
Concur Technologies, Inc.*	81,500	1,563,985
Data Domain, Inc.*	63,900	803,223
Fiserv, Inc.*	59,200	2,158,432
Intuit, Inc.*	107,700	2,907,900
Logica PLC (United Kingdom)	1,322,591	1,209,791
MICROS Systems, Inc.*	67,500	1,265,625
Nuance Communications, Inc.*	110,700	1,202,202
salesforce.com, Inc.*	16,700	546,591
SanDisk Corp.*	45,200	571,780
Seagate Technology (Cayman Islands)	252,600	1,518,126
Solera Holdings, Inc.*	111,000	2,750,580
Teradata Corp.*	66,300	1,075,386
TietoEnator Oyj (Finland)	14,817	153,747

		20,716,289

Computers & Peripherals — 0.4%
Dell, Inc.*	116,700	1,106,316
Hewlett-Packard Co.	12,000	384,720
NCR Corp.*	117,300	932,535
NetApp, Inc.*	48,800	724,192

		3,147,763

Construction — 0.1%
Balfour Beatty PLC (United Kingdom)	176,384	830,114
Taylor Wimpey PLC (United Kingdom)	435,535	129,672

		959,786

Consumer Finance — 0.1%
JPMorgan Chase & Co.	17,900	475,782

Consumer Products & Services — 0.3%
Anite PLC (United Kingdom)	33,974	13,040
Avon Products, Inc.	15,300	294,219
Galiform PLC (United Kingdom)	59,818	14,377
IMI PLC (United Kingdom)	224,157	872,422
L’Oreal SA (France)	2,686	184,855
Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	28,400	700,060

		2,078,973

Containers & Packaging
British Polythene Industries (United Kingdom)	6,406	11,214

Diversified Financial Services — 2.0%
Bank of New York Mellon Corp. (The)	117,009	3,305,504
BlackRock, Inc.	14,100	1,833,564
Discover Financial Services	242,231	1,528,478
MasterCard, Inc. (Class A Stock)	28,400	4,756,432
Morgan Stanley	160,800	3,661,416

		15,085,394

Diversified Operations — 0.7%
General Electric Co.	542,500	5,484,675

Education — 0.3%
Strayer Education, Inc.	14,000	2,518,180

Electric — 1.2%
American Electric Power Co., Inc.	90,300	2,280,978
Dynegy, Inc. (Class A Stock)*	176,500	248,865
Exelon Corp.	121,500	5,514,885
Pepco Holdings, Inc.	51,400	641,472

		8,686,200

Electronic Components & Equipment — 0.6%
Amphenol Corp. (Class A Stock)	79,500	2,264,955
Electrocomponents PLC (United Kingdom)	368,089	661,508
Funai Electric Co. Ltd. (Japan)	2,600	76,731
Keyence Corp. (Japan)	660	124,863
Nippon Electric Glass Co. Ltd. (Japan)	31,000	219,868
Panasonic Corp. (Japan)	15,000	165,582
Premier Farnell PLC (United Kingdom)	420,569	718,107
Waters Corp.*	9,000	332,550

		4,564,164

Entertainment — 0.1%
Sankyo Co. Ltd. (Japan)	12,300	537,552

Entertainment & Leisure — 0.7%
Carnival PLC (United Kingdom)	66,868	1,520,730
Entertainment Rights PLC (United Kingdom)*	201,252	376
Nintendo Co. Ltd. (Japan)	600	175,519
WMS Industries, Inc.*	156,500	3,272,415

		4,969,040

Environmental Control — 0.5%
Republic Services, Inc.	70,325	1,206,074
Stericycle, Inc.*	45,600	2,176,488

		3,382,562

Environmental Services
Severn Trent PLC (United Kingdom)	12,973	184,281

Financial — Bank & Trust — 2.5%
Banco Santander SA (Spain)	51,754	356,867
Barclays PLC (United Kingdom)	785,159	1,667,339
BNP Paribas (France)	24,055	994,581
Canadian Imperial Bank of Commerce (Canada)	18,100	658,652
Charles Schwab Corp. (The)	142,300	2,205,650
DBS Group Holdings Ltd. (Singapore)	61,500	342,859
Deutsche Bank AG (Germany)	2,153	86,673
Fifth Third Bancorp	89,900	262,508
HSBC Holdings PLC (United Kingdom)	336,369	1,906,416
IntercontinentalExchange, Inc.*	48,300	3,596,901
Intesa Sanpaolo SpA (Italy)	137,714	379,200
Lloyds TSB Group PLC (United Kingdom)	832,446	844,462
Mitsubishi Tokyo Financial Group, Inc. (Japan)	60,700	299,052
National Australia Bank Ltd. (Australia)	31,289	436,775
Royal Bank of Scotland Group PLC (United Kingdom)*	884,638	310,983
Societe Generale (France)	10,008	392,251
Sumitomo Trust & Banking Co. Ltd. (The) (Japan)	73,000	282,641

Toronto-Dominion Bank (Canada)	21,600	744,556
United Overseas Bank Ltd. (Singapore)	83,000	532,386
Wells Fargo & Co.	191,100	2,721,264

		19,022,016

Financial — Brokerage — 1.1%
TD Ameritrade Holding Corp.*	198,200	2,737,142
Visa, Inc. (Class A Stock)	92,281	5,130,824

		7,867,966

Financial Services — 1.0%
3i Group PLC (United Kingdom)	91,885	357,288
Cattles PLC (United Kingdom)	660,061	32,580
Citigroup, Inc.	55,800	141,174
CME Group, Inc.	14,500	3,572,655
Credit Suisse Group AG (Switzerland)	17,895	544,883
MSCI, Inc. (Class A Stock)*	60,300	1,019,673
NASDAQ OMX Group (The)*	40,400	791,032
Power Financial Corp. (Canada)	16,600	270,961
Skandianaviska Enskilda Banken AB (Sweden)	53,000	167,007
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,500	264,086

		7,161,339

Food — 1.6%
Associated British Foods PLC (United Kingdom)	214,331	1,969,739
Campbell Soup Co.	27,600	755,136
George Weston Ltd. (Canada)	5,100	236,636
Kellogg Co.	34,500	1,263,735
Nestle SA (Switzerland)	9,775	330,442
SYSCO Corp.	187,000	4,263,600
Unilever PLC (United Kingdom)	184,646	3,491,885
Uniq PLC (United Kingdom)*	178,872	25,049

		12,336,222

Food & Beverage — 0.1%
Northern Foods PLC (United Kingdom)	555,479	406,483

Food & Staples Retailing — 0.3%
Costco Wholesale Corp.	3,900	180,648
Metro AG (Germany)	6,206	204,896
Tesco PLC (United Kingdom)	345,094	1,650,850

		2,036,394

Gas Distribution — 0.1%
GDF Suez (France)	30,332	1,041,734

Gas Transmission & Distribution — 0.1%
NiSource, Inc.	57,500	563,500

Healthcare Equipment & Supplies — 0.7%
Alcon, Inc. (Switzerland)	18,200	1,654,562
Covidien Ltd. (Bermuda)	113,000	3,756,120

		5,410,682

Healthcare Services — 1.4%
DaVita, Inc.*	51,600	2,267,820
Fresenius Medical Care AG & Co KGaA, ADR (Germany)	23,900	924,930
Genzyme Corp.*	71,600	4,252,324
Laboratory Corp. of America Holdings*	38,700	2,263,563
Psychiatric Solutions, Inc.*	44,300	696,839
Southern Cross Healthcare Ltd. (United Kingdom)	13,396	18,885
UnitedHealth Group, Inc.	12,300	257,439

		10,681,800

Hotels, Restaurants & Leisure — 1.7%
Burger King Holdings, Inc.	124,500	2,857,275
Carnival Corp. (Panama)	129,400	2,795,040
Darden Restaurants, Inc.	25,900	887,334
International Game Technology	161,700	1,490,874
McDonald’s Corp.	31,700	1,729,869
Starbucks Corp.*	238,300	2,647,513
Starwood Hotels & Resorts Worldwide, Inc.	6,300	80,010
Wynn Resorts Ltd.*	21,100	421,367

		12,909,282

Household Products — 0.5%
Colgate-Palmolive Co.	30,500	1,798,890
Fortune Brands, Inc.	75,000	1,841,250

		3,640,140

Industrial Conglomerates
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	34,000	136,024

Industrial Machinery — 0.1%
Siemens AG (Germany)	13,504	771,662

Industrial Products — 0.4%
Brixton PLC (United Kingdom)	346,893	88,348
EnergySolutions, Inc.	141,900	1,227,435
Roper Industries, Inc.	33,300	1,413,585
Sumitomo Metal Industries Ltd. (Japan)	229,000	464,753

		3,194,121

Insurance — 1.7%
ACE Ltd. (Switzerland)	64,900	2,621,960
Aflac, Inc.	55,900	1,082,224
Allianz SE (Germany)	6,342	533,029
Aviva PLC (United Kingdom)	427,712	1,327,126
AXA SA (France)	23,645	284,304
Catlin Group Ltd. (Bermuda)	39,401	176,952
MetLife, Inc.	39,500	899,415
Mitsui Sumitomo Insurance Group Holdings, Inc. (Japan)	15,300	360,471
Principal Financial Group, Inc.	97,900	800,822
Prudential PLC (United Kingdom)	591,361	2,859,481
QBE Insurance Group Ltd. (Australia)	87,727	1,176,859
Resolution Ltd.*	148,150	214,698
Sompo Japan Insurance, Inc. (Japan)	74,000	387,873
Zurich Financial Services AG (Switzerland)	1,750	276,882

		13,002,096

Insurance — Health Insurance — 0.1%
Aetna, Inc.	42,700	1,038,891

Internet Services — 2.0%
Amazon.com, Inc.*	65,400	4,802,976
F5 Networks, Inc.*	44,400	930,180
Google, Inc. (Class A Stock)*	16,900	5,882,214
Monitise PLC (United Kingdom)*	1,038,094	53,994
Oracle Corp.*	103,000	1,861,210
Symantec Corp.*	79,300	1,184,742

		14,715,316

Machinery — 0.1%
SPX Corp.	17,600	827,376

Machinery & Equipment — 0.3%
Flowserve Corp.	8,500	477,020
Komatsu Ltd. (Japan)	31,900	353,030
Pall Corp.	71,300	1,456,659

		2,286,709

Manufacturing
Scapa Group PLC (United Kingdom)	196,913	25,782

Media — 0.3%
Ingenious Media Active Capital Ltd.*	182,207	56,209
STV Group PLC (United Kingdom)*	157,713	104,095
Time Warner, Inc.	9,933	191,713
Viacom, Inc. (Class B Stock)*	101,300	1,760,594

		2,112,611

Medical — Drugs — 1.7%
Allergan, Inc.	261,000	12,465,360

Medical Supplies & Equipment — 2.7%
Bard (C.R.), Inc.	23,600	1,881,392
Baxter International, Inc.	39,200	2,007,824
Henry Schein, Inc.*	33,600	1,344,336
Immucor, Inc.*	100,100	2,517,515
Medtronic, Inc.	162,000	4,774,140
Qiagen NV (Netherlands)*	51,800	826,728
Stryker Corp.	67,500	2,297,700
Thermo Fisher Scientific, Inc.*	39,500	1,408,965
Zimmer Holdings, Inc.*	90,600	3,306,900

		20,365,500

Metals & Mining — 1.2%
Alcoa, Inc.	147,100	1,079,714
Anglo American PLC (United Kingdom)	52,241	888,998
ArcelorMittal (Luxembourg)	25,441	516,310
Arch Coal, Inc.	6,400	85,568
Peabody Energy Corp.	104,200	2,609,168
Rio Tinto PLC (United Kingdom)	65,827	2,219,609
Sumitomo Metal Mining Co. Ltd. (Japan)	30,000	288,436
Xstrata PLC (United Kingdom)	154,070	1,031,828

		8,719,631

Office Equipment — 0.2%
Canon, Inc. (Japan)	21,900	638,425
Ricoh Co. Ltd. (Japan)	43,000	519,952

		1,158,377

Oil & Gas — 8.1%
Baker Hughes, Inc.	91,600	2,615,180
BP PLC (United Kingdom)	1,819,532	12,309,659
Centrica PLC (United Kingdom)	363,899	1,189,170
Chevron Corp.	67,100	4,511,804
ENI SpA (Italy)	35,131	682,391
ENSCO International, Inc.	20,400	538,560
EOG Resources, Inc.	26,800	1,467,568
Halliburton Co.	203,700	3,151,239
Marathon Oil Corp.	91,200	2,397,648
National Oilwell Varco, Inc.*	20,800	597,168
Newfield Exploration Co.*	45,000	1,021,500
Nippon Mining Holdings, Inc. (Japan)	54,000	216,447
Norsk Hydro ASA (Norway)	75,800	286,497
Range Resources Corp.	21,700	893,172
Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	375,380	8,246,144
Schlumberger Ltd. (Netherlands)	25,700	1,043,934
Sempra Energy	86,700	4,009,008
Southwestern Energy Co.*	125,300	3,720,157
Technip SA (France)	2,593	91,673
Total SA (France)	69,389	3,450,228
Tullow Oil PLC (United Kingdom)	64,122	738,801
Ultra Petroleum Corp. (Canada)*	116,900	4,195,541
Weatherford International Ltd.*	46,200	511,434
Woodside Petroleum Ltd. (Australia)	8,363	222,758
XTO Energy, Inc.	84,675	2,592,749

		60,700,430

Oil & Gas Equipment & Services — 0.2%
Smith International, Inc.	19,200	412,416
Williams Cos., Inc.	91,600	1,042,408

		1,454,824

Oil & Gas Exploration/Production — 0.2%
Continental Resources, Inc.*	71,600	1,518,636

Oil, Gas & Consumable Fuels — 1.3%
Anadarko Petroleum Corp.	81,100	3,153,979
EnCana Corp.	10,300	418,283
Exxon Mobil Corp.	39,800	2,710,380
Hess Corp.	52,500	2,845,500
Kao Corp. (Japan)	11,000	214,636
Petroleum Geo-Services ASA (Norway)*	61,800	259,332

		9,602,110

Paper & Forest Products
DS Smith PLC (United Kingdom)	52,056	37,346
Stora Enso Oyj (Class R Stock) (Finland)*	36,959	131,108
UPM-Kymmene Oyj (Finland)	25,188	145,572

		314,026

Pharmaceuticals — 5.2%
Abbott Laboratories	23,200	1,106,640
AstraZeneca PLC (United Kingdom)	102,434	3,602,401
BioMarin Pharmaceutical, Inc.*	56,000	691,600
Elan Corp. PLC, ADR (Ireland)*	76,500	507,960
Express Scripts, Inc.*	93,800	4,330,746
GlaxoSmithKline PLC (United Kingdom)	487,524	7,607,288
Johnson & Johnson	80,700	4,244,820
Medco Health Solutions, Inc.*	140,800	5,820,672
Merck & Co., Inc.	7,100	189,925
Millipore Corp.*	30,000	1,722,300
Novartis AG (Switzerland)	4,810	182,039
Pfizer, Inc.	268,700	3,659,694
Pharmaceutical Product Development, Inc.	36,100	856,292
Roche Holding AG (Switzerland)	23,576	3,235,150
Wyeth	27,400	1,179,296

		38,936,823

Printing & Publishing — 0.1%
Daily Mail & General Trust PLC (United Kingdom)	252,565	847,996
Reed Elsevier NV (Netherlands)	19,796	212,089
Reed Elsevier PLC (United Kingdom)	2	14

		1,060,099

Real Estate — 0.1%
Leopalace21 Corp. (Japan)	17,000	101,644
Regus PLC (Luxembourg)	692,102	729,898

		831,542

Real Estate Investment Trusts — 0.3%
British Land Co. PLC (United Kingdom)	107,355	555,691
Capital & Regional PLC (United Kingdom)	195,262	47,629
Digital Realty Trust, Inc.	55,800	1,851,444

		2,454,764

Registered Investment Companies — 0.1%
iShares Russell Midcap Growth Index Fund	14,500	436,450

Retail & Merchandising — 2.1%
Abercrombie & Fitch Co. (Class A Stock)	21,900	521,220
Aberdeen Asset Management PLC (United Kingdom)	236,439	432,548
DSG International PLC (United Kingdom)	1,643,696	489,378
Esprit Holdings Ltd. (Hong Kong)	70,600	360,226
GameStop Corp. (Class A Stock)*	45,400	1,272,108
HMV Group PLC (United Kingdom)	981,282	1,826,863
Home Depot, Inc. (The)	55,800	1,314,648
Home Retail Group PLC (United Kingdom)	311,025	1,002,997
JC Penney Co., Inc.	100,100	2,009,007
Kesa Electricals PLC (United Kingdom)	264,024	357,050
Kingfisher PLC (United Kingdom)	359,738	772,703
Macy’s, Inc.	232,200	2,066,580
Marks & Spencer Group PLC (United Kingdom)	158,944	675,057
MSC Industrial Direct Co., Inc. (Class A Stock)	55,600	1,727,492
Target Corp.	20,000	687,800
Ted Baker PLC (United Kingdom)	8,413	41,495

		15,557,172

School
Benesse Corp. (Japan)	7,700	283,636

Semiconductors — 1.7%
Analog Devices, Inc.	28,400	547,268
ASML Holding NV (Netherlands)	55,500	971,805
Intel Corp.	561,600	8,452,080
Intersil Corp. (Class A Stock)	84,100	967,150
Marvell Technology Group Ltd. (Bermuda)*	191,900	1,757,804
Xilinx, Inc.	9,800	187,768

		12,883,875

Semiconductors & Semiconductor Equipment — 0.8%
Atmel Corp.*	81,400	295,482
Broadcom Corp. (Class A Stock)*	159,600	3,188,808
Kla-Tencor Corp.	57,700	1,154,000
Micron Technology, Inc.*	78,900	320,334
National Semiconductor Corp.	78,000	801,060
Tessera Technologies, Inc.*	35,900	479,983

		6,239,667

Software — 1.4%
Adobe Systems, Inc.*	79,000	1,689,810
Microsoft Corp.	290,900	5,343,833
SAP AG (Germany)	7,862	278,685
VMware, Inc. (Class A Stock)*	132,961	3,140,539

		10,452,867

Specialty Retail — 0.2%
Sherwin-Williams Co. (The)	30,800	1,600,676

Steel Producers/Products
JFE Holdings, Inc. (Japan)	15,600	344,342

Telecommunications — 3.3%
American Tower Corp. (Class A Stock)*	114,500	3,484,235
AT&T, Inc.	152,100	3,832,920
BT Group PLC (United Kingdom)	563,975	632,807
Cisco Systems, Inc.*	239,000	4,008,030
France Telecom SA (France)	63,267	1,441,573
MetroPCS Communications, Inc.*	140,800	2,404,864
NTT DoCoMo, Inc. (Japan)	215	292,923
Phoenix IT Group PLC (United Kingdom)	9,174	19,087
Portugal Telecom SGPS SA (Portugal)	38,420	297,592
QUALCOMM, Inc.	143,900	5,599,149
SBA Communications Corp. (Class A Stock)*	101,100	2,355,630
Telekom Austria AG (Austria)	12,922	195,718
Telenor ASA (Norway)	71,000	406,759

		24,971,287

Tobacco — 0.1%
Japan Tobacco, Inc. (Japan)	212	566,715
Philip Morris International, Inc.	11,600	412,728

		979,443

Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	36,000	177,625
Wolseley PLC (United Kingdom)*	274,018	907,247

		1,084,872

Transportation — 2.1%
Burlington Northern Santa Fe Corp.	86,400	5,196,960
Central Japan Railway Co. (Japan)	90	507,493
CH Robinson Worldwide, Inc.	25,700	1,172,177
FedEx Corp.	91,400	4,066,386

Mitsui O.S.K. Lines Ltd. (Japan)	74,000	366,222
Ryder System, Inc.	53,300	1,508,923
Union Pacific Corp.	62,000	2,548,820

		15,366,981

Transportation Services — 0.1%
Expeditors International of Washington, Inc.	21,000	594,090

Utilities — 0.9%
CONSOL Energy, Inc.	14,200	358,408
E.ON AG (Germany)	7,600	211,136
FirstEnergy Corp.	2,100	81,060
Illinois Tool Works, Inc.	183,700	5,667,145
Leaf Clean Energy Co. (United Kingdom)*	31,032	42,968
Terna Rete Elettrica Nazionale SpA (Italy)	24,811	77,301

		6,438,018

Wireless Telecommunication Services — 1.6%
Sprint Nextel Corp.*	770,800	2,751,756
Telefonaktiebolaget LM Ericsson (Class B Stock) (Sweden)	7,400	60,774
Vodafone Group PLC (United Kingdom)	5,184,977	9,132,148

		11,944,678

TOTAL COMMON STOCKS (cost $713,063,563)		545,813,113

	Units

RIGHTS* — 0.1%

Financial — Bank & Trust — 0.1%
HSBC Holdings PLC, expiring 4/03/09 (United Kingdom)	140,154	793,837
Royal Bank of Scotland Group PLC, expiring 4/07/09 (United Kingdom)	379,131	—

		793,837

TOTAL RIGHTS (cost $505,115)		793,837

TOTAL LONG-TERM INVESTMENTS (cost $713,568,678)		546,606,950

	Shares

SHORT-TERM INVESTMENT — 15.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $118,066,127)(w)	118,066,127	118,066,127

TOTAL INVESTMENTS(o) — 88.6% (cost $831,634,805)		664,673,077

Other assets in excess of liabilities(x) — 11.4%		85,490,132

NET ASSETS — 100.0%		$750,163,209

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NWD	New Taiwanese Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

*	Non-income producing security.

(o)	As of March 31, 2009, 44 securities representing $15,748,874 and 2.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, cross currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Date	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
720	10 Year Australian Government Bond	Jun 09	$417,257,397	$416,930,126	$(327,271)
1,309	Amsterdam Exchange Index	Apr 09	72,675,409	75,096,151	2,420,742
565	DJ EURO STOXX 50	Apr 09	14,658,509	14,960,673	302,164
559	Euro Bund	Jun 09	91,683,143	92,412,838	729,695
61	IBEX 35 Index	Apr 09	6,149,056	6,316,228	167,172
53	MSCI Singapore Index ETS	Apr 09	1,441,515	1,418,955	(22,560)
820	MSCI Taiwan Index	Apr 09	16,039,200	15,867,000	(172,200)
526	Nikkei 225 Index	Jun 09	39,903,278	43,149,164	3,245,886
330	S&P MIB Index	Jun 09	31,446,149	33,821,197	2,375,048

					8,718,676	(1)

Short Positions:
482	10 Year Canadian Bond	Jun 09	47,719,765	48,437,024	(717,259)
94	10 Year Japanese Government Bond	Jun 09	131,808,860	131,192,605	616,255
285	10 Year U.S. Treasury Notes	Jun 09	34,744,742	35,362,265	(617,523)
1	CAC 40 10 Euro	Apr 09	36,902	37,301	(399)
122	DAX Index	Jun 09	16,422,720	16,622,291	(199,571)
141	FTSE 100 Index	Jun 09	7,784,578	7,859,859	(75,281)
810	FTSE/JSE Top 40 Index	Jun 09	15,665,571	16,057,197	(391,626)
117	Hang Seng Index	Apr 09	10,413,279	10,231,801	181,478
482	Long Gilt	Jun 09	83,834,620	85,211,382	(1,376,762)
405	QMX830 Index	Apr 09	3,207,716	3,176,920	30,796
578	S&P 200 Index	Jun 09	33,901,884	35,830,598	(1,928,714)
292	S&P 500 Index	Jun 09	52,362,900	58,020,400	(5,657,500)
1,972	S&P Mid 400 Index E-Mini	Jun 09	85,243,386	96,213,880	(10,970,494)
828	S&P/TSE 60 Index	Jun 09	66,370,110	69,087,563	(2,717,453)

					(23,824,053	) (1)

					$(15,105,377)

(1)	Cash of $74,450,608 has been segregated to cover requirements for open futures contracts at March 31, 2009.

Forward foreign currency exchange contracts outstanding at March 31, 2009:

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Purchase Contracts		(000)	Date Payable	Value	(Depreciation)
Australian Dollar, Expiring 06/02/09	AUD	22,440	$15,891,111	$15,536,047	$(355,064)
British Pound, Expiring 06/02/09	GBP	41,375	60,735,838	59,378,979	(1,356,859)
Canadian Dollar, Expiring 06/02/09	CAD	45,700	37,788,058	36,252,233	(1,535,825)
Euro, Expiring 06/02/09	EUR	140,115	178,994,856	186,167,644	7,172,788
Japanese Yen, Expiring 06/02/09	JPY	718,900	8,058,333	7,269,704	(788,629)
Malaysian Ringgit, Expiring 06/03/09	MYR	50,755	13,737,245	13,905,149	167,904
New Taiwanese Dollar, Expiring 06/03/09	NWD	776,100	22,365,994	22,937,786	571,792
Norwegian Krone, Expiring 06/02/09	NOK	7,680	1,102,530	1,140,135	37,605
South Korean Won, Expiring 06/03/09	KRW	8,734,000	5,792,161	6,330,744	538,583
Swedish Krona, Expiring 06/02/09	SEK	609,420	75,466,196	74,161,715	(1,304,481)
Swiss Franc, Expiring 06/02/09	CHF	16,910	14,534,305	14,876,155	341,850

			$434,466,627	$437,956,291	$3,489,664

		Notional			Unrealized
		Amount	Value at Settlement	Current	Appreciation
Sale Contracts		(000)	Date Receivable	Value	(Depreciation)
Australian Dollar, Expiring 06/02/09	AUD	22,440	$14,305,385	$15,536,046	$(1,230,661)
British Pound, Expiring 06/02/09	GBP	90,775	135,965,968	130,274,970	5,690,998
Canadian Dollar, Expiring 06/02/09	CAD	48,775	38,208,404	38,708,259	(499,855)
Euro, Expiring 06/02/09	EUR	202,920	259,926,528	269,615,229	(9,688,701)
Japanese Yen, Expiring 06/02/09	JPY	1,881,300	17,169,309	16,263,548	905,761
Norwegian Krone, Expiring 06/02/09	NOK	7,680	1,077,310	1,140,135	(62,825)
Singapore Dollar, Expiring 06/02/09	SGD	3,685	2,418,296	2,420,729	(2,433)
Swedish Krona, Expiring 06/02/09	SEK	106,150	11,488,717	12,917,637	(1,428,920)
Swiss Franc, Expiring 06/02/09	CHF	8,065	6,659,235	7,094,985	(435,750)

			$487,219,152	$493,971,538	$(6,752,386)

Cross currency exchange contracts outstanding at March 31, 2009:

					In
					Exchange	Unrealized
Settlement	Type		Contracts (000)		For (000)	Depreciation
6/2/09	Sell	CHF	15,935	EUR	10,483	$(89,255)
6/2/09	Sell	SEK	91,587	EUR	8,270	(157,292)

						$(246,547)

Interest rate swap agreements outstanding at March 31, 2009:

							Upfront	Unrealized
		Notional Amount				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)		Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
JPMorgan Chase Bank(2)	09/01/18	CHF	12,500	3.25%	6 month LIBOR	$(1,013,256)	$6,646	$(1,019,902)
JPMorgan Chase Bank(2)	04/01/38	GBP	5,000	4.69%	6 month LIBOR	(1,058,253)	86,062	(1,144,315)
Merrill Lynch & Co., Inc.(2)	09/06/37	GBP	5,000	5.01%	6 month LIBOR	(1,509,278)	—	(1,509,278)
Merrill Lynch & Co., Inc.(2)	04/01/38	GBP	32,000	4.69%	6 month LIBOR	(6,772,815)	(804,103)	(5,968,712)
Deutsche Bank AG(1)	08/05/38	GBP	10,000	3.88%	United Kingdom Retail Price Index	1,475,080	(137,785)	1,612,865
Deutsche Bank AG(1)	12/31/09	GBP	10,000	4.50%	United Kingdom Retail Price Index	(4,432,349)	—	(4,432,349)
Merrill Lynch & Co., Inc.(1)	07/27/37	GBP	14,000	3.34%	United Kingdom Retail Price Index	(429,245)	—	(429,245)
Merrill Lynch & Co., Inc.(1)	09/06/37	GBP	10,000	3.49%	United Kingdom Retail Price Index	158,669	—	158,669
Merrill Lynch & Co., Inc.(1)	04/30/38	GBP	5,000	3.74%	United Kingdom Retail Price Index	727,104	—	727,104
Deutsche Bank AG(2)	04/03/38	JPY	600,000	2.32%	6 month LIBOR	(672,476)	—	(672,476)
JPMorgan Chase Bank(2)	07/31/37	JPY	830,000	2.63%	6 month LIBOR	(1,420,972)	—	(1,420,972)
JPMorgan Chase Bank(2)	07/11/37	JPY	250,000	2.47%	6 month LIBOR	(340,840)	—	(340,840)

						$(15,288,631)	$(849,180)	$(14,439,451)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.
Credit default swap agreements outstanding at March 31, 2009:

							Upfront	Unrealized
		Notional Amount#				Fair	Premiums	Appreciation
Counterparty	Termination Date	(000)(2)		Fixed Rate	Reference Entity/Obligation	Value(3)	Paid (Received)	(Depreciation)
Credit default swaps on credit indices — Sell Protection(1)
Deutsche Bank AG	06/20/13		$20,000	5.00%	Dow Jones CDX HY-10 5Y Index	$(5,584,188)	$(546,552)	$(5,037,636)
JPMorgan Chase Bank	06/20/13		11,000	5.00%	Dow Jones CDX HY-10 5Y Index	(3,074,358)	(696,563)	(2,377,795)
JPMorgan Chase Bank	06/20/13		18,000	5.00%	Dow Jones CDX HY-10 5Y Index	(5,033,015)	(1,145,965)	(3,887,050)
JPMorgan Chase Bank	06/20/13		15,000	5.00%	Dow Jones CDX HY-10 5Y Index	(4,188,141)	(808,087)	(3,380,054)
JPMorgan Chase Bank	06/20/13		18,000	5.00%	Dow Jones CDX HY-10 5Y Index	(5,025,769)	(1,176,027)	(3,849,742)
Merrill Lynch & Co., Inc.	06/20/13		24,000	5.00%	Dow Jones CDX HY-10 5Y Index	(6,708,802)	(370,631)	(6,338,171)
JPMorgan Chase Bank	12/20/13		16,000	5.00%	Dow Jones CDX HY-11 5Y Index	(4,957,781)	(2,415,706)	(2,542,075)
Deutsche Bank AG	12/20/12		10,500	3.75%	Dow Jones CDX HY-9 Index	(2,889,103)	(314,051)	(2,575,052)
JPMorgan Chase Bank	12/20/13		46,000	3.75%	Dow Jones CDX HY-9 Index	(12,668,844)	(3,937,782)	(8,731,062)
JPMorgan Chase Bank	06/20/13		30,000	1.55%	Dow Jones CDX NA IG 10 5Y	(1,227,660)	322,723	(1,550,383)
JPMorgan Chase Bank	06/20/13		45,000	1.55%	Dow Jones CDX NA IG 10 5Y	(1,841,492)	335,474	(2,176,966)
Merrill Lynch & Co., Inc.	06/20/13		8,000	1.55%	Dow Jones CDX NA IG 10 5Y	(327,848)	192,516	(520,364)
Deutsche Bank AG	06/20/13	EUR	8,000	6.50%	iTraxx Europe	(1,827,511)	193,438	(2,020,949)
Deutsche Bank AG	06/20/13	EUR	50,000	6.50%	iTraxx Europe	(11,421,938)	2,920,193	(14,342,131)
JPMorgan Chase Bank	06/20/13	EUR	7,000	6.50%	iTraxx Europe	(1,599,072)	369,111	(1,968,183)
JPMorgan Chase Bank	06/20/13	EUR	17,000	6.50%	iTraxx Europe	(3,884,535)	660,509	(4,545,044)
JPMorgan Chase Bank	06/20/13	EUR	5,000	6.50%	iTraxx Europe	(1,142,194)	549,875	(1,692,069)

						$(73,402,251)	$(5,867,525)	$(67,534,726)

The Portfolio entered into credit default swaps as the protection seller on credit indicies to take an active short position with respect to the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$648,924,203	$(15,105,377)
Level 2 — Other Significant Observable Inputs	14,955,037	(82,663,962)
Level 3 — Significant Unobservable Inputs	793,837	(2,819,484)

Total	$664,673,077	$(100,588,823)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
     The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments	Other Financial
	in Securities	Instruments*
Balance as of 12/31/08	$4,540,158	$(1,363,692)
Accrued discounts/premiums	(522)	943
Realized gain (loss)	(758,823)	—
Change in unrealized appreciation (depreciation)	1,788,259	(1,456,735)
Net purchases (sales)	(4,394,535)	—
Transfers in and/or out of Level 3	(380,700)	—

Balance as of 3/31/09	$793,837	$(2,819,484)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Credit contracts	$(67,534,726)
Equity contracts	(13,412,512)
Foreign exchange contracts	(3,509,269)
Interest rate contracts	(16,132,316)

Total	$(100,588,823)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2009 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 93.3%

ASSET-BACKED SECURITIES — 4.6%
Ace Securities Corp., Series 2003-NC1, Class M1	Aa2	1.692	%(c)	07/25/33	$2,710	$1,479,399
Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.90	%(c)	04/10/28	2,400	3,324,211
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A (original cost $475,515; purchased 05/14/08)(f)(g)	Baa1	0.742	%(c)	12/25/36	689	207,192
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	Baa2	2.172	%(c)	03/25/33	5,400	3,244,204
CDC Mortgage Capital Trust, Series 2003-HE1, Class M1	A1	1.872	%(c)	08/25/33	2,978	1,674,474
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Aa3	1.192	%(c)	07/25/34	2,763	271,226
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Aa1	5.071	%(c)	04/25/35	3,541	1,772,042
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A (original cost $1,515,940; purchased 05/08/08)(f)(g)	AAA(d)	0.852	%(c)	07/25/36	2,073	1,251,031
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A (original cost $348,926; purchased 10/10/08)(f)(g)	AAA(d)	0.972	%(c)	03/25/47	528	212,496
Fremont Home Loan Trust, Series 2003-B, Class M1	Aa1	1.572	%(c)	12/25/33	3,101	1,691,033
GSAA Home Equity Trust, Series 2007-4, Class A3A	Caa2	0.822	%(c)	03/25/37	4,790	798,331
GSAA Home Equity Trust, Series 2007-5, Class 2A3A	Caa1	0.842	%(c)	04/25/47	4,920	844,671
GSAA Home Equity Trust, Series 2007-6, Class A4	Caa3	0.822	%(c)	05/25/47	9,370	2,821,076
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aaa	0.972	%(c)	07/25/34	2,084	1,096,787
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Aa2	5.023	%(c)	02/25/36	413	240,529
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	Aa2	1.542	%(c)	10/25/33	3,323	1,784,923
Nelnet Student Loan Trust, Series 2008-4, Class A4	Aaa	2.639	%(c)	04/25/24	1,890	1,755,043
Ownit Mortgage Loan Asset Backed Certificates, Series 2005-2, Class M2	Aa2	0.972	%(c)	03/25/36	3,850	3,123,615
RAAC, Series 2006-RP3, Class A, 144A (original cost $1,763,552; purchased 06/10/08)(f)(g)	Aaa	0.792	%(c)	05/25/36	2,711	1,797,616
RAAC, Series 2007-SP3, Class A1	Aaa	1.722	%(c)	09/25/47	352	223,583
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Ba3	0.762	%(c)	11/25/36	4,100	1,259,689
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Baa2	5.645%		10/25/36	3,270	2,973,814
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4A1	AAA(d)	5.874	%(c)	05/25/36	3,186	1,575,235
Structured Asset Securities Corp., Series 2007-BC4, Class A3	Aa2	0.772	%(c)	11/25/37	2,404	1,752,374
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	AAA(d)	5.334	%(c)	03/25/37	1,706	940,071

TOTAL ASSET-BACKED SECURITIES (cost $57,866,561)						38,114,665

BANK NOTES(c) — 1.0%
Aramark Corp. (original cost $465,276; purchased 01/18/08)(f)(g)	Ba3	3.333%		01/26/14	496	428,860
Bausch & Lomb, Inc. (original cost $406,250; purchased 10/31/08)(f)(g)	B1	4.709%		04/26/15	499	425,670
Charter Communications Operating LLC (original cost $823,988; purchased 01/18/08, 10/31/08)(f)(g)	NR	3.36%		03/06/14	995	811,332

Community Health System, Inc. (original cost $820,000; purchased 10/31/08)(f)(g)	Ba3	2.787%		07/02/14	1,000	862,500
First Data Corp. (original cost $459,643; purchased 01/18/08)(f)(g)	Ba3	3.322%		09/24/14	495	332,694
Graphic Packaging International, Inc. (original cost $820,000; purchased 10/31/08)(f)(g)	Ba3	3.054%		05/16/14	1,000	873,750
Graphic Packaging International, Inc. (original cost $896,762; purchased 03/28/08)(f)(g)	Ba3	5.448%		05/16/14	985	839,729
Harrah’s Operating Co., Inc. (original cost $1,137,711; purchased 02/20/08, 03/20/08)(f)(g)	Caa1	6.162%		01/28/15	1,241	738,560
HCA, Inc. (original cost $883,310; purchased 01/18/08, 10/31/08)(f)(g)	NR	3.708%		11/16/13	969	823,465
Iconix Tl (original cost $759,755; purchased 12/12/07)(f)(g)	NR	7.60%		05/01/14	800	603,806
Royalty Pharma TLB (original cost $491,269; purchased 12/20/07)(f)(g)	NR	3.47%		05/15/14	495	457,852
Texas Competitive Electric Holdings Co. LLC (original cost $1,580,000; purchased 10/31/08)(f)(g)	B1	4.033%		10/10/14	1,995	1,308,473
Tribune Co. Tl X (original cost $176,686; purchased 12/18/07)(f)(g)	D(d)	7.084%		05/04/09	183	46,263

TOTAL BANK NOTES (cost $9,828,147)						8,552,954

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5%
Bank of America Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.62%		02/10/51	60	44,066
Bank of America Mortgage Securities, Inc., Series 2003-5, Class 1A35	Aaa	4.50%		07/25/33	3,500	3,269,523
Bayview Financial Acquisition Trust, Series 2007-A, Class 1A2	Aaa	6.205%		05/28/37	3,200	2,739,701
BCAP LLC Trust, Series 2006-AA1, Class A1	Caa2	0.712	%(c)	10/25/36	6,975	2,697,095
Bear Stearns Alt-A Trust, Series 2006-3, Class 22A1	Caa2	5.994	%(c)	05/25/36	2,402	1,214,877
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405	%(c)	12/11/40	220	172,918
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(d)	5.456	%(c)	03/11/39	4,400	3,647,244
Commercial Mortgage Lease-Backed Certificates, Series 2001-CMLB, Class A1, 144A (original cost $4,534,882; purchased 02/25/08)(f)(g)	Aaa	6.746%		06/20/31	4,601	4,580,173
Deutsche Alt-A Securities, Inc., Alternate Loan Trust, Series 2005-1, Class 1A1	A1	1.022	%(c)	02/25/35	6,883	2,583,471
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	AAA(d)	5.32	%(c)	02/25/35	755	520,702
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	Ba3	0.772	%(c)	04/25/36	7,435	2,186,615
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Caa2	0.752	%(c)	04/25/36	742	264,048
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224	%(c)	04/10/37	1,000	738,990
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.68%		07/10/39	600	500,238
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	Aaa	5.799	%(c)	08/10/45	690	470,886
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A	Baa3	1.522	%(c)	11/25/47	3,421	1,251,660
IMPAC Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.872	%(c)	08/25/36	693	275,109
JPMorgan Alternative Loan Trust, Series 2006-S1, Class 3A2	B3	0.792	%(c)	03/25/36	3,970	2,098,394
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.42%		01/15/49	890	601,481
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%		07/15/30	5,900	4,537,281
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3	AAA(d)	5.347%		11/15/38	1,140	814,116

Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 144A (original cost $5,450,507; purchased 05/21/08)(f)(g)	Aaa	5.649	%(c)	11/25/35	6,647	3,589,961
Master Alternative Loans Trust, Series 2004-10, Class 5A1	AAA(d)	0.972	%(c)	09/25/34	4,064	2,971,244
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3	Aaa	6.72	%(c)	11/15/26	5,427	5,485,347
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.657	%(c)	05/12/39	900	651,036
Morgan Stanley Capital I, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,152,120
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	AAA(d)	5.458	%(c)	11/25/34	5,774	4,022,868
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	B3	1.222	%(c)	12/25/35	5,552	2,952,708
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Caa2	5.697	%(c)	03/25/36	6,682	3,095,732
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Caa3	5.785	%(c)	06/25/36	2,944	910,118
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Baa2	7.00%		04/25/35	4,384	2,909,909
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa1	0.972	%(c)	01/25/37	3,440	1,362,504
Residential Accredit Loans, Inc., Series 2006-QS8, Class A2	Caa2	6.00%		08/25/36	8,780	3,554,133
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa2	0.882	%(c)	01/25/37	7,511	3,173,476
Residential Asset Securitization Trust, Series 2007-A7, Class A3	AAA(d)	6.00%		07/25/37	4,200	1,514,289
Saco I, Inc., Series 2007-VA1, Class A, 144A (original cost $3,836,098; purchased 06/03/08)(f)(g)	AAA(d)	8.965	%(c)	06/25/21	3,733	3,867,388
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Aaa	0.892	%(c)	07/25/34	609	340,601
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Ba2	5.95	%(c)	10/25/35	4,646	2,513,699
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1	Baa1	0.722	%(c)	09/25/47	674	506,551
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	Aaa	6.20	%(c)	09/25/37	5,764	3,604,189
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	AAA(d)	4.941	%(c)	08/20/35	353	169,169
WaMu Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A3	AAA(d)	5.948	%(c)	08/25/36	3,540	1,772,466
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	BBB-(d)	5.414	%(c)	02/25/37	1,703	928,396

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $123,982,226)						86,256,492

CORPORATE BONDS — 28.8%

Aerospace/Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Ba3	6.375%		10/15/15	820	772,850
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%		06/15/12	570	572,138

						1,344,988

Automobile Manufacturers
General Motors Corp., Sr. Unsec’d. Notes	C2	8.375%		07/15/33	520	62,400

Banks — 1.9%
Bank of America Corp., Jr. Sub. Notes(a)	B3	8.125	%(c)	12/29/49	1,440	590,529
Bank of America Corp., Sr. Unsec’d. Notes	A2	5.75%		12/01/17	100	83,979
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17	740	629,866
ICICI Bank Ltd., Unsec’d. Notes (India)	Baa2	6.375	%(c)	04/30/22	2,050	1,130,817
ICICI Bank Ltd., Unsec’d. Notes, 144A (India) (original cost $411,110; purchased 07/16/08)(f)(g)	Baa2	6.375	%(c)	04/30/22	480	269,885
Kaupthing Bank, Sr. Notes, 144A (Iceland) (original cost $4,589,281; purchased 02/25/08)(f)(g)(i)	NR	7.625%		02/28/15	5,480	301,400
RSHB Capital SA, Sr. Sec’d. Notes (Luxembourg)	A3	6.299	%(c)	05/15/17	2,800	1,932,000

Shinsei Finance Cayman Ltd., Jr. Sub. Notes, 144A (original cost $1,703,255; purchased 11/30/07, 12/14/07)(f)(g)	Baa3	6.418%		01/29/49		2,010	341,700
TuranAlem Finance BV, Bank Gtd. Notes (Netherlands)	Ba1	8.25%		01/22/37		4,880	976,000
Wachovia Corp., Sr. Unsec’d. Notes	A1	5.75%		02/01/18		1,130	1,001,040
Wachovia Corp., Sub. Notes	A2	5.625%		10/15/16		5,220	4,024,181
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	4.375%		09/01/66		800	745,641
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.25%		10/23/12		500	485,856
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	5.30%		08/26/11		1,990	1,951,167
Wells Fargo Capital, Gtd. Notes(a)	A3	5.95%		12/15/36		1,730	1,167,750

							15,631,811

Beverages — 0.1%
Dr. Pepper Snapple Group, Inc., Gtd. Notes	Baa3	6.82%		05/01/18		1,000	943,811

Cable Television — 0.4%
Charter Communications Operating LLC, Sec’d. Notes, 144A (original cost $170,325; purchased 02/05/08)(f)(g)(i)	B3	8.00%		04/30/12		180	164,700
Charter Communications Operating LLC, Sec’d. Notes, 144A (original cost $385,678; purchased 03/11/08, 04/15/08)(f)(g)(i)	B3	10.875%		09/15/14		385	373,450
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.75%		07/01/18		740	694,641
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.30%		07/01/38		1,210	1,093,320
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.25%		04/01/19		1,040	1,068,727

							3,394,838

Chemicals — 0.1%
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	5.75%		03/15/13		260	264,760
PPG Industries, Inc., Sr. Unsec’d. Notes	A3	6.65%		03/15/18		260	254,279

							519,039

Diversified Financial Services — 5.4%
Aiful Corp., Sr. Unsec’d. Notes, 144A (Japan)	Baa3	6.00%		12/12/11		680	170,000
American Express Co., Sr. Unsec’d. Notes(a)	A2	6.15%		08/28/17		700	580,114
American Express Co., Sub. Notes	Baa1	6.80	%(c)	09/01/49		1,230	593,222
American General Finance Corp., Sr. Unsec’d. Notes, MTN	Baa2	6.90%		12/15/17		1,040	364,506
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.40%		10/02/17		3,650	3,552,348
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	7.25%		02/01/18		810	836,498
Citigroup, Inc., Sr. Unsec’d. Notes	A3	4.125%		02/22/10		2,280	2,200,674
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.00%		08/15/17		490	422,887
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.50%		08/19/13		2,100	1,929,722
Citigroup, Inc., Sr. Unsec’d. Notes(a)	A3	6.875%		03/05/38		2,480	2,162,141
Citigroup, Inc., Sub. Notes	Baa1	5.00%		09/15/14		2,300	1,524,672
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	7.375%		02/01/11		2,900	2,191,556
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Caa1	12.00%		05/15/15		3,200	2,424,998
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.625%		05/01/18		400	347,808
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	Aa2	6.00%		06/15/12		2,370	2,336,645
General Electric Capital Corp., Sub. Notes	Aa3	6.375	%(c)	11/15/67		3,280	1,592,709
GMAC LLC, Gtd. Notes, 144A(a)	CCC(d)	6.625%		05/15/12		3,166	2,123,848
GMAC LLC, Gtd. Notes, 144A(a)	CCC(d)	7.25%		03/02/11		1,899	1,406,096
GMAC LLC, Gtd. Notes, 144A(a)	CCC(d)	8.00%		11/01/31		1,228	590,864
Goldman Sachs Capital II, Gtd. Notes	A3	5.793	%(c)	12/31/49		670	278,948
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.50%		06/15/10		1,120	1,117,600
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.95%		01/18/18		1,200	1,089,407
JPMorgan Chase & Co., Notes (original cost $2,339,883; purchased 12/21/07)(f)(g)		9.50%		02/11/11	RUB	57,874	1,347,884
JPMorgan Chase & Co., Sub. Notes	A1	5.15%		10/01/15		3,160	2,785,695
JPMorgan Chase & Co., Sub. Notes(a)	A1	6.125%		06/27/17		2,660	2,447,133
Lehman Brothers Holdings, Inc., Jr. Sub. Notes(i)	NR	6.50%		07/19/17		3,140	314
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17		1,040	104
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	5.45%		02/05/13		3,350	2,746,196
Merrill Lynch & Co., Inc., Sub. Notes	A3	5.70%		05/02/17		500	296,057
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.05%		05/16/16		320	196,286
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%		01/09/12		1,970	1,895,566
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	A2	6.625%		04/01/18		2,710	2,584,004

Resona Preferred Global Securities Cayman Ltd., Jr. Sub. Notes, 144A (Cayman Islands) (original cost $654,275; purchased 11/30/07)(f)(g)	Baa1	7.191	%(c)	12/31/49	670	308,200

						44,444,702

Electric — 2.4%
AES Corp. (The), Sr. Unsec’d. Notes(a)	B1	8.00%		10/15/17	1,600	1,372,000
AES Corp. (The), Sr. Unsec’d. Notes, 144A	B1	8.00%		06/01/20	4,440	3,596,400
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	5.70%		09/17/12	3,380	3,445,771
Energy Future Holdings Corp., Gtd. Notes(a)	Caa1	10.875%		11/01/17	50	32,250
Energy Future Holdings Corp., Sr. Unsec’d. Notes	Caa1	11.25%		11/01/17	9,000	3,802,500
FirstEnergy Corp., Gtd. Notes	Baa3	7.375%		11/15/31	1,430	1,163,697
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	6.45%		11/15/11	3,610	3,613,271
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	680	632,400
NRG Energy, Inc., Sr. Unsec’d. Notes	B1	7.375%		01/15/17	250	232,500
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, PIK	A3	6.05%		03/01/34	2,090	2,045,157

						19,935,946

Energy — 0.1%
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%		03/15/13	660	643,500

Financial Services — 1.1%
BAC Capital Trust XI, Bank Gtd. Notes	Baa3	6.625%		05/23/36	620	282,887
Countrywide Financial Corp., Sr. Sub. Notes(a)	A3	6.25%		05/15/16	510	424,305
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $1,025,000; purchased 03/04/08)(f)(g)	Ba3	7.75%		07/15/11	1,000	958,566
Federal National Mortgage Assoc., Sr. Sub. Notes	Aa2	5.25%		08/01/12	1,160	1,214,509
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	4.625	%(c)	09/15/10	2,260	2,038,943
Suntrust Capital VIII, Bank Gtd. Notes(a)	A2	6.10	%(c)	12/01/66	3,110	1,743,528
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $3,977,738; purchased 12/03/07, 02/06/08)(f)(g)	Baa2	7.875%		03/13/18	3,960	2,772,000

						9,434,738

Food — 1.5%
Delhaize Group, Sr. Unsec’d. Notes (Belgium)	Baa3	6.50%		06/15/17	3,210	3,102,959
Kroger Co. (The), Gtd. Notes	Baa2	5.00%		04/15/13	1,800	1,806,482
Kroger Co. (The), Gtd. Notes	Baa2	6.15%		01/15/20	1,500	1,483,560
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A3	5.35%		03/01/18	3,340	3,523,800
Safeway, Inc., Sr. Unsec’d. Notes	Baa2	6.35%		08/15/17	2,220	2,275,092

						12,191,893

Forest & Paper Products — 0.1%
NewPage Corp., Sr. Sec’d. Notes	B2	10.00%		05/01/12	310	107,725
Weyerhaeuser Co., Sr. Unsec’d. Notes	Baa2	6.75%		03/15/12	850	817,609

						925,334

Gaming — 0.1%
Boyd Gaming Corp., Sr. Sub. Notes	B2	6.75%		04/15/14	340	197,200
MGM MIRAGE, Inc., Gtd. Notes(a)	Caa2	7.625%		01/15/17	320	113,600
MGM MIRAGE, Inc., Gtd. Notes	Caa2	8.50%		09/15/10	500	210,000
Station Casinos, Inc., Sr. Unsec’d. Notes(g)	Ca2	7.75%		08/15/16	880	202,400

						723,200

Healthcare — Services — 1.0%
Community Health Systems, Inc., Gtd. Notes(a)	B3	8.875%		07/15/15	670	633,150
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	590	567,137
HCA, Inc., Sr. Sec’d. Notes, PIK	B2	9.625%		11/15/16	2,400	1,914,000
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	9.00%		05/01/15	160	154,400
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	10.00%		05/01/18	160	154,800
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	9.875%		07/01/14	550	429,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		02/15/13	590	574,650
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		04/01/13	650	631,531
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		11/15/17	760	680,076
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.00%		02/15/18	1,180	1,133,697
Wellpoint, Inc., Sr. Unsec’d. Notes	Baa1	5.875%		06/15/17	1,800	1,692,133

						8,564,574

Industrial Products — 0.1%
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.375%		11/01/12	500	390,000

Insurance — 0.7%
Allstate Life Global Funding Trusts, Notes, MTN(a)	A1	5.375%		04/30/13	960	928,582
American International Group, Inc., Jr. Sub. Notes	Ba2	6.25%		03/15/87	1,020	81,600
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	2,320	908,289
MetLife, Inc., Jr. Sub. Notes	Baa1	6.40%		12/15/66	2,380	999,600
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A (original cost $979,275; purchased 04/07/08)(f)(g)	Aa2	5.125%		04/10/13	980	895,025
Pacific Life Global Funding, Notes, 144A (original cost $1,129,458; purchased 04/08/08)(f)(g)	Aa3	5.15%		04/15/13	1,130	1,064,285
Travelers Cos., Inc. (The), Jr. Sub. Notes	A3	6.25	%(c)	03/15/67	1,330	705,781

						5,583,162

Machinery & Equipment — 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN(a)	A2	5.45%		04/15/18	1,200	1,029,535
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	5.35%		04/03/18	1,500	1,391,511

						2,421,046

Media — 1.1%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B2	8.00%		04/15/12	600	583,500
Comcast Corp., Gtd. Notes	Baa2	6.50%		01/15/15	3,890	3,868,099
Comcast Corp., Gtd. Notes	Baa2	6.50%		01/15/17	2,390	2,365,897
DirecTV Holdings LLC / DirecTV Financing Co., Gtd. Notes(a)	Ba3	8.375%		03/15/13	630	637,088
Echostar DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15	600	552,000
Time Warner Entertainment Co. LP, Gtd. Notes	Baa2	8.375%		07/15/33	1,350	1,277,123

						9,283,707

Media & Entertainment — 0.1%
Intelsat Bermuda Ltd., Gtd. Notes(a)	Caa2	11.25%		06/15/16	900	873,000

Metals & Mining — 1.2%
Evraz Group SA, Sr. Unsec’d. Notes (Luxembourg)	B1	8.875%		04/24/13	150	96,125
Evraz Group SA, Sr. Unsec’d. Notes, 144A (Luxembourg) (original cost $2,045,975; purchased 04/17/08 - 08/12/08)(f)(g)	B1	8.875%		04/24/13	2,050	1,301,750
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	3,305	3,090,175
Rio Tinto Finance USA Ltd., Gtd. Notes (Australia)(a)	Baa1	6.50%		07/15/18	2,500	2,187,903
Steel Dynamics, Inc., Sr. Unsec’d. Notes, 144A	Ba2	7.75%		04/15/16	105	71,925
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%		11/21/36	2,700	2,331,555
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A (United Kingdom) (original cost $1,419,625; purchased 06/25/08, 06/26/08)(f)(g)	Ba2	8.75%		01/15/14	1,420	1,050,800

						10,130,233

Mining — 0.2%
Alcoa, Inc., Sr. Unsec’d. Notes	Baa3	6.00%		07/15/13	2,010	1,604,312

Oil, Gas & Consumable Fuels — 4.6%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.45%		09/15/36	7,245	5,064,001
Apache Corp., Sr. Unsec’d. Notes	A3	6.00%		01/15/37	1,290	1,244,298
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16	650	546,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18	190	156,037
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%		02/15/15	90	87,525
Complete Production Services, Inc., Gtd. Notes(a)	B1	8.00%		12/15/16	750	476,250
Conoco, Inc., Sr. Unsec’d. Notes	A1	6.95%		04/15/29	3,630	3,614,336
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.95%		04/15/32	1,710	1,770,748
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%		06/01/19	710	461,500
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.70%		07/01/18	2,820	2,552,464
Gaz Capital SA, Sec’d. Notes, 144A (Luxembourg) (original cost $1,715,350; purchased 02/29/08)(f)(g)	A3	6.212%		11/22/16	1,820	1,319,500
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.30%		08/15/31	1,840	1,600,627
Hess Corp., Sr. Unsec’d. Notes	Baa2	7.875%		10/01/29	190	171,954
Intergas Finance BV, Bonds (Netherlands)	Baa1	6.375%		05/14/17	2,840	1,647,200
KazMunaiGaz Finance, Gtd. Notes, 144A (Netherlands) (original cost $2,875,521; purchased 06/24/08)(f)(g)	Baa1	8.375%		07/02/13	2,890	2,398,700

Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	5.95%	02/15/18	1,360	1,238,228
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.00%	02/01/17	1,050	986,137
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, MTN	Baa2	6.95%	01/15/38	2,950	2,524,330
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B3	8.25%	12/15/14	600	270,000
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	3,450	2,466,750
Petrobras International Finance Co., Sr. Unsub. Notes	Baa1	6.125%	10/06/16	2,040	2,040,000
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	5.25%	03/15/13	1,240	1,243,115
Whiting Petroleum Corp., Gtd. Notes	B1	7.25%	05/01/12	180	148,050
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.50%	06/15/18	392	364,106
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	08/01/17	2,210	2,155,285
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.75%	08/01/37	180	163,821
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	7.50%	04/15/12	1,020	1,068,288

					37,779,250

Pharmaceuticals — 1.3%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	5.85%	12/15/17	1,250	1,139,119
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	3,650	3,743,834
Roche Holdings, Inc., Gtd. Notes, 144A (original cost $3,454,823; purchased 02/18/09)(f)(g)	A2	6.00%	03/01/19	3,510	3,612,706
Wyeth, Sr. Unsec’d. Notes	A3	5.45%	04/01/17	730	730,465
Wyeth, Sr. Unsec’d. Notes(a)	A3	5.95%	04/01/37	1,290	1,214,840

					10,440,964

Pipelines — 0.3%
SemGroup LP, Sr. Notes, 144A (original cost $716,025; purchased 01/31/08 - 03/05/08)(f)(g)(i)	NR	8.75%	11/15/15	760	26,600
Williams Cos., Inc., Sr. Unsec’d. Notes(a)	Baa3	7.50%	01/15/31	3,480	2,749,200

					2,775,800

Real Estate Investment Trust — 0.1%
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	9.00%	05/01/12	480	478,800

Retail
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	B1	6.875%	12/15/13	285	270,750

Retail & Merchandising — 0.3%
CVS Caremark Corp., Pass-Through Certificate, 144A (original cost $996,453; purchased 12/05/07)(f)(g)	Baa2	6.943%	01/10/30	996	759,686
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.25%	04/15/13	960	1,009,653
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%	02/15/18	740	809,000
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20%	04/15/38	250	252,693

					2,831,032

Semiconductors
Freescale Semiconductor, Inc., Gtd. Notes(a)	Caa2	8.875%	12/15/14	740	155,400

Technology
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	330	231,000

Telecommunications — 3.2%
America Movil SAB de CV, Gtd. Notes (Mexico)	A3	5.625%	11/15/17	1,050	952,229
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.50%	02/01/18	4,630	4,477,002
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.30%	01/15/38	1,100	965,923
British Telecommunications PLC, Sr. Unsec’d. Notes (United Kingdom)	Baa2	5.95%	01/15/18	770	626,691
Cellco Partnership, Sr. Unsec’d. Notes, 144A	A2	8.50%	11/15/18	230	262,734
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)(a)	Baa1	5.75%	03/23/16	2,630	2,580,335
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.875%	01/15/27	740	499,500
Level 3 Financing, Inc., Gtd. Notes	Caa1	9.25%	11/01/14	580	400,200
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%	02/15/14	1,140	986,100
Royal KPN NV, Sr. Unsec’d. Notes (Netherlands)	Baa2	8.375%	10/01/30	1,500	1,554,133
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%	05/01/19	250	176,250
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba2	6.00%	12/01/16	4,460	3,188,900
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)	Baa2	5.25%	10/01/15	1,330	1,121,395
Telecom Italia Capital SA, Gtd. Notes (Luxembourg)(a)	Baa2	6.999%	06/04/18	1,680	1,522,730
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	6.10%	04/15/18	4,550	4,507,617
Verizon Global Funding Corp., Sr. Unsec’d. Notes	A3	7.375%	09/01/12	400	432,318

VIP Finance Ireland Ltd., Sec’d. Notes, 144A (Ireland) (original cost $2,060,000; purchased 04/24/08)(f)(g)	Ba2	8.375%		04/30/13		2,060	1,493,500
Windstream Corp., Gtd. Notes(a)	Ba3	8.625%		08/01/16		895	879,337

							26,626,894

Transportation — 0.4%
Hertz Corp. (The), Gtd. Notes	B1	8.875%		01/01/14		600	363,750
Hertz Corp. (The), Gtd. Notes	B2	10.50%		01/01/16		70	30,450
Kansas City Southern de Mexico SA de Cv, Sr. Unsec’d. Notes, 144A (Mexico)	B2	12.50%		04/01/16		620	589,000
United Parcel Service, Inc., Sr. Unsec’d. Notes	Aa3	4.50%		01/15/13		1,900	1,996,854

							2,980,054

Utilities — 0.5%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%		11/30/12		2,940	3,108,306
Mirant Mid Atlantic LLC, Pass-Through Certificates	Ba1	10.06%		12/30/28		663	629,394

							3,737,700

TOTAL CORPORATE BONDS (cost $300,027,828)							237,353,878

FOREIGN GOVERNMENT BOND — 0.4%
Brazil Notas Do Tesouro Nacional, Notes (Brazil) (cost $3,621,438)		10.00%		04/01/39	BRL	6,924	2,912,038

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 37.0%
Federal Home Loan Mortgage Corp.		5.50%		TBA		10,400	10,790,000
Federal Home Loan Mortgage Corp.		5.983	%(c)	07/01/36		4,232	4,405,740
Federal Home Loan Mortgage Corp.		6.00%		TBA		17,100	17,874,835
Federal Home Loan Mortgage Corp.		6.693	%(c)	08/01/36		484	507,248
Federal National Mortgage Assoc.		5.00%		09/01/33-03/01/34		61,916	63,992,596
Federal National Mortgage Assoc.		5.00%		TBA		46,100	47,569,437
Federal National Mortgage Assoc.		5.50%		02/01/35-07/01/38		72,139	74,945,796
Federal National Mortgage Assoc.		5.50%		TBA		9,000	9,340,308
Federal National Mortgage Assoc.		5.50%		TBA		20,200	21,058,500
Federal National Mortgage Assoc.		5.558	%(c)	08/01/37		676	700,331
Federal National Mortgage Assoc.		5.688	%(c)	05/01/37		633	656,414
Federal National Mortgage Assoc.		5.774	%(c)	01/01/37		897	925,913
Federal National Mortgage Assoc.		6.00%		09/01/37		7,776	8,130,631
Federal National Mortgage Assoc.		6.00%		TBA		3,700	3,872,279
Federal National Mortgage Assoc.		6.00%		TBA		18,300	19,112,062
Government National Mortgage Assoc.		6.00%		TBA		10,200	10,655,818
Government National Mortgage Assoc.		6.00%		TBA		2,700	2,817,283
Government National Mortgage Assoc.		6.50%		TBA		7,400	7,763,059

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $296,201,152)							305,118,250

U.S. TREASURY OBLIGATIONS(n) — 11.0%
U.S. Treasury Bonds		2.75%		02/15/19		380	382,079
U.S. Treasury Bonds		3.50%		02/15/39		9,910	9,792,368
U.S. Treasury Bonds		4.375%		02/15/38		400	454,375
U.S. Treasury Bonds		4.75%		02/15/37		1,180	1,413,787
U.S. Treasury Bonds		5.375%		02/15/31		120	151,294
U.S. Treasury Inflationary Indexed Bonds, TIPS(k)		1.75%		01/15/28		6,500	6,271,797
U.S. Treasury Inflationary Indexed Bonds, TIPS(a)(k)		2.375%		01/15/25		11,350	13,208,320
United States Treasury Note Bond		1.75%		03/31/14		34,330	34,448,027
United States Treasury Note Bond		2.375%		03/31/16		24,270	24,427,367

TOTAL U.S. TREASURY OBLIGATIONS (cost $90,128,406)							90,549,414

	Shares
PREFERRED STOCKS

Financial Services
Preferred Blocker, Inc., 7.00%, 144A	1,380	274,836

U.S. Government Agency Obligations
Federal National Mortgage Assoc., 8.25%, CVT	40,150	28,506

TOTAL PREFERRED STOCKS (cost $1,438,450)		303,342

TOTAL LONG-TERM INVESTMENTS (cost $883,094,208)		769,161,033

SHORT-TERM INVESTMENTS — 35.8%

AFFILIATED MONEY MARKET MUTUAL FUND — 35.8%
Dryden Core Investment Fund — Taxable Money Market Series (cost $294,989,655; includes $50,756,013 of cash collateral for securities on loan)(b)(w)	294,989,655	294,989,655

	Contracts/
	Notional
	Amounts
	(000)#
OPTIONS PURCHASED

Call Option
90 Day Euro Dollar Futures, expiring 04/09/2009, Strike Price $98.38 (cost $18,098)	5,700	29,569

TOTAL SHORT-TERM INVESTMENTS (cost $295,007,753)		295,019,224

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—129.1% (cost $1,178,101,961)		1,064,180,257

OPTIONS WRITTEN* — (0.1)%

Call Options — (0.1)%
10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $124.00	3,800	(57,000)
expiring 05/22/2009, Strike Price $125.00	1,600	(16,250)
expiring 05/22/2009, Strike Price $127.00	3,900	(16,453)
U.S. Treasury Bond Futures, expiring 05/22/2009, Strike Price $131.00	3,300	(73,735)

		(163,438)

Put Options
90 Day Euro Dollar Futures,
expiring 06/15/2009, Strike Price $97.25	6,100	(1,144)
expiring 06/15/2009, Strike Price $98.75	6,300	(12,206)
5 Year CBT Futures,
expiring 04/24/2009, Strike Price $116.00	3,600	(1,406)
expiring 05/22/2009, Strike Price $116.00	14,700	(17,227)
10 Year U.S. Treasury Note Futures,
expiring 05/22/2009, Strike Price $119.00	3,900	(8,531)
expiring 05/22/2009, Strike Price $124.00	3,900	(55,453)

(95,967)

TOTAL OPTIONS WRITTEN (premium received $508,292)	(259,405)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN(o)—129.0% (cost $1,177,593,669)	1,063,920,852

Other liabilities in excess of other assets(x) — (29.0)%	(239,473,372)

NET ASSETS — 100.0%	$824,447,480

The following abbreviations are used in Portfolio descriptions:

144A
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVT	Convertible Security

MTN	Medium Term Note

NR	Not rate by Moody’s or Standard and Poor’s

PIK	Payment-in-Kind

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

GBP	British Pound

RUB	Russian Ruble

† The rating refected is as of March 31, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-Income producing security.

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $48,927,810; cash collateral of $50,756,013 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $60,295,120. The aggregate value of $44,819,148 is approximately 5.4% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Securities segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of March 31, 2009, one security representing $1,347,884 and 0.2% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts and interest rate swap agreements as follows:

Futures contracts open at March 31, 2009:

					Unrealized
Number of		Expiration	Value at	Value at	Appreciation
Contracts	Type	Month	Trade Date	March 31, 2009	(Depreciation)
Long Positions:
24	90 Day Euro Dollar	Jun 09	$5,864,400	$5,934,000	$69,600
419	90 Day Euro Dollar	Sep 09	103,269,819	103,602,988	333,169
14	90 Day Euro Dollar	Mar 10	3,448,550	3,454,500	5,950
33	90 Day Euro Dollar	Sep 10	8,113,875	8,116,763	2,888
1,479	5 Year U.S. Treasury Notes	Jun 09	173,807,594	175,654,359	1,846,765
27	10 Year Euro Bund	Jun 09	4,447,926	4,463,590	15,664
145	30 Year U.S. Treasury Bonds	Jun 09	18,294,828	18,806,953	512,125

					2,786,161

Short Position:
588	10 Year U.S. Treasury Notes	Jun 09	$71,281,609	$72,957,937	$(1,676,328)

					$1,109,833

Forward foreign currency exchange contract outstanding at March 31, 2009:

	Notional
	Amount	Value at Settlement	Current	Unrealized
Sale Contracts	(000)	Date Payable	Value	Depreciation
British Pound,
Expiring 05/12/09 GBP	584	$819,909	$838,271	$(18,362)

Interest rate swap agreements outstanding at March 31, 2009:

						Upfront
		Notional Amount#			Fair	Premiums	Unrealized
Counterparty	Termination Date	(000)	Fixed Rate	Floating Rate	Value	Paid (Received)	(Depreciation)
Barclays Bank PLC(1)	09/16/39	$7,120	3.25%	3 month LIBOR	$(112,974)	$(100,142)	$(12,832)

(1)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s assets carried at fair value:

	Investments	Other Financial
Valuation inputs	in Securities	Instruments*
Level 1 — Quoted Prices	$295,292,997	$1,109,833
Level 2 — Other Significant Observable Inputs — Long	767,539,376	(31,194)
Level 2 — Other Significant Observable Inputs — Short	(259,405)	—
Level 3 — Significant Unobservable Inputs	1,347,884	—

Total	$1,063,920,852	$1,078,639

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments
	In Securities
Balance as of 12/31/08	$4,243,398
Accrued discounts/premiums	11,045
Realized gain (loss)	12,164
Change in unrealized appreciation (depreciation)	128,306
Net purchases (sales)	(3,047,029)
Transfers in and/or out of Level 3	—

Balance as of 3/31/09	$1,347,884

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2009 categorized by risk exposure:

Derivative Fair Value
at 3/31/09
Foreign exchange contracts	$(18,362)
Interest rate contracts	867,165

Total	$848,803

Notes to the Schedule of Investments (Unaudited)
Securities Valuation: Securities listed on a securities exchange (other that options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter Market, including listed securities for which the primary market is believed by AST Investment Services, Inc. (formerly American Skandia Investment Services, Inc.) and Prudential Investments LLC (“PI”), the co-managers (together the “Manager”), in consultation with the sub advisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.
Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).
Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.
Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.
Futures contracts and options there on traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.
Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.
Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.
Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.
The Trust invests in the Taxable Money Market Series (the “Series” ), a series of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.
Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures
(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 3. Exhibits
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs
Secretary of the Fund
Date      May 28, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier Steve Pelletier
President and Principal Executive Officer
Date      May 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres Grace C. Torres
Treasurer and Principal Financial Officer
Date May 28, 2009

*	Print the name and title of each signing officer under his or her signature.